UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1.

Reports to Stockholders

Fidelity® Short-Term Bond Fund

Semi-Annual Report
February 28, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Foreign investments - 20%
Futures - 9.2%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 50.4%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.2%
AT&T, Inc. 0.9% 3/25/24	10,610	10,118
NTT Finance Corp.:
0.373% 3/3/23 (b)	8,340	8,339
0.583% 3/1/24 (b)	3,469	3,304
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 4.913% 3/22/24 (c)(d)	5,170	5,167
0.75% 3/22/24	3,860	3,678
		30,606
Media - 0.1%
Magallanes, Inc.:
3.428% 3/15/24 (b)	1,645	1,605
3.638% 3/15/25 (b)	901	859
		2,464
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	4,725	4,481
T-Mobile U.S.A., Inc. 3.5% 4/15/25	7,030	6,734
		11,215
TOTAL COMMUNICATION SERVICES		44,285
CONSUMER DISCRETIONARY - 3.3%
Automobiles - 2.7%
BMW U.S. Capital LLC:
3.25% 4/1/25 (b)	8,000	7,715
3.45% 4/12/23 (b)	12,171	12,146
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	8,516	8,133
5.5% 11/27/24 (b)	5,640	5,654
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.7531% 11/17/23 (c)(d)	10,000	10,007
1.05% 3/8/24	1,943	1,856
1.25% 1/8/26	6,779	5,996
4.15% 6/19/23	4,200	4,184
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (b)	8,525	8,249
3.125% 5/12/23 (b)	5,897	5,869
3.95% 6/6/25 (b)	2,950	2,852
		72,661
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	4,784	4,464
Multiline Retail - 0.3%
Dollar General Corp. 4.25% 9/20/24	6,347	6,235
Specialty Retail - 0.1%
Lowe's Companies, Inc. 4.4% 9/8/25	3,318	3,261
TOTAL CONSUMER DISCRETIONARY		86,621
CONSUMER STAPLES - 2.8%
Beverages - 0.4%
Constellation Brands, Inc. 3.6% 5/9/24	7,000	6,858
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000	4,756
		11,614
Food & Staples Retailing - 0.3%
7-Eleven, Inc. 0.8% 2/10/24 (b)	1,912	1,826
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	7,661	7,117
		8,943
Food Products - 0.7%
Conagra Brands, Inc. 0.5% 8/11/23	5,758	5,635
JDE Peet's BV 0.8% 9/24/24 (b)	6,779	6,240
Mondelez International, Inc. 2.125% 3/17/24	7,500	7,266
		19,141
Tobacco - 1.4%
Altria Group, Inc. 2.35% 5/6/25	1,269	1,190
BAT Capital Corp. 3.222% 8/15/24	10,014	9,651
BAT International Finance PLC 1.668% 3/25/26	6,714	5,962
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	7,381	7,081
Philip Morris International, Inc.:
2.875% 5/1/24	6,658	6,463
5% 11/17/25	5,425	5,393
		35,740
TOTAL CONSUMER STAPLES		75,438
ENERGY - 2.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	1,575	1,526
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,512	4,167
ConocoPhillips Co. 2.4% 3/7/25	2,991	2,832
Enbridge, Inc.:
0.55% 10/4/23	10,000	9,708
2.15% 2/16/24	1,167	1,130
2.5% 2/14/25	1,218	1,150
Energy Transfer LP:
4.2% 9/15/23	1,944	1,931
4.25% 3/15/23	5,208	5,206
Enterprise Products Operating LP 5.05% 1/10/26	4,128	4,119
EQT Corp. 5.678% 10/1/25	5,225	5,157
Equinor ASA 1.75% 1/22/26	1,409	1,286
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,732	3,700
MPLX LP:
1.75% 3/1/26	10,071	9,006
4.5% 7/15/23	1,148	1,144
Occidental Petroleum Corp. 2.9% 8/15/24	2,755	2,638
Phillips 66 Co.:
0.9% 2/15/24	8,080	7,735
3.85% 4/9/25	8,057	7,821
Pioneer Natural Resources Co. 0.55% 5/15/23	6,522	6,458
The Williams Companies, Inc. 5.4% 3/2/26	1,346	1,346
		76,534
TOTAL ENERGY		78,060
FINANCIALS - 30.2%
Banks - 17.1%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	6,000	5,937
0.81% 10/24/24 (c)	7,030	6,810
0.976% 4/22/25 (c)	8,000	7,561
1.843% 2/4/25 (c)	10,000	9,636
3.841% 4/25/25 (c)	7,500	7,345
4.827% 7/22/26 (c)	5,015	4,933
Bank of Montreal 4.25% 9/14/24	7,000	6,877
Bank of Nova Scotia 0.8% 6/15/23	11,078	10,901
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	5,542	5,416
Barclays PLC:
1.007% 12/10/24 (c)	4,487	4,320
2.852% 5/7/26 (c)	4,878	4,567
4.338% 5/16/24 (c)	7,085	7,058
5.304% 8/9/26 (c)	2,578	2,540
BNP Paribas SA 3.5% 3/1/23 (b)	5,640	5,640
BPCE SA 1.625% 1/14/25 (b)	9,500	8,829
Canadian Imperial Bank of Commerce:
0.95% 6/23/23	16,765	16,549
3.945% 8/4/25	6,059	5,870
Citigroup, Inc.:
0.981% 5/1/25 (c)	4,488	4,238
2.014% 1/25/26 (c)	8,000	7,461
3.106% 4/8/26 (c)	6,714	6,376
4.14% 5/24/25 (c)	7,000	6,871
5.61% 9/29/26 (c)	5,000	5,000
Danske Bank A/S:
3.875% 9/12/23 (b)	7,592	7,521
6.466% 1/9/26 (b)(c)	3,260	3,280
DNB Bank ASA 0.856% 9/30/25 (b)(c)	10,000	9,234
HSBC Holdings PLC:
0.976% 5/24/25 (c)	8,400	7,902
1.162% 11/22/24 (c)	8,100	7,815
1.645% 4/18/26 (c)	6,806	6,235
3.95% 5/18/24 (c)	5,000	4,978
Huntington National Bank 5.699% 11/18/25 (c)	5,500	5,508
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	10,000	9,525
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	6,568	6,162
1.514% 6/1/24 (c)	13,972	13,835
3.845% 6/14/25 (c)	7,500	7,321
KeyBank NA 4.15% 8/8/25	2,003	1,954
KeyCorp 3.878% 5/23/25 (c)	2,344	2,293
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	5,464	5,403
4.716% 8/11/26 (c)	7,515	7,327
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	8,059	7,846
0.953% 7/19/25 (c)	7,000	6,535
0.962% 10/11/25 (c)	8,775	8,101
2.193% 2/25/25	9,124	8,549
4.788% 7/18/25 (c)	4,000	3,946
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	4,265	4,153
2.651% 5/22/26 (c)	6,307	5,882
National Bank of Canada 0.55% 11/15/24 (c)	3,356	3,236
NatWest Group PLC:
2.359% 5/22/24 (c)	5,310	5,264
3.875% 9/12/23	14,202	14,063
5.847% 3/2/27 (c)	5,500	5,503
NatWest Markets PLC 0.8% 8/12/24 (b)	4,320	4,024
PNC Bank NA 2.5% 8/27/24	6,217	5,974
Rabobank Nederland New York Branch 3.875% 8/22/24	7,890	7,734
Regions Financial Corp. 2.25% 5/18/25	3,950	3,692
Royal Bank of Canada 2.55% 7/16/24	8,572	8,255
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	7,230	7,039
5.807% 9/9/26 (c)	3,956	3,955
Societe Generale:
2.226% 1/21/26 (b)(c)	10,000	9,294
2.625% 10/16/24 (b)	1,249	1,186
3.875% 3/28/24 (b)	4,871	4,772
4.351% 6/13/25 (b)	4,500	4,392
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	804	771
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	10,340	10,184
The Toronto-Dominion Bank 2.35% 3/8/24	7,500	7,273
Truist Financial Corp.:
4.26% 7/28/26 (c)	5,500	5,361
5.9% 10/28/26 (c)	7,375	7,487
U.S. Bancorp 5.727% 10/21/26 (c)	6,750	6,833
Wells Fargo & Co.:
1.654% 6/2/24 (c)	8,218	8,137
2.164% 2/11/26 (c)	20,142	18,824
		455,293
Capital Markets - 5.4%
Credit Suisse AG:
0.495% 2/2/24	8,000	7,542
0.52% 8/9/23	7,000	6,773
Credit Suisse Group AG 6.373% 7/15/26 (b)(c)	4,600	4,327
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,427	2,287
0.962% 11/8/23	5,352	5,191
1.447% 4/1/25 (c)	5,743	5,436
2.129% 11/24/26 (c)	5,000	4,481
2.222% 9/18/24 (c)	20,476	20,015
Goldman Sachs Group, Inc.:
0.657% 9/10/24 (c)	10,000	9,720
1.757% 1/24/25 (c)	10,000	9,625
5.7% 11/1/24	5,500	5,532
Intercontinental Exchange, Inc. 3.65% 5/23/25	4,172	4,066
Morgan Stanley:
0.731% 4/5/24 (c)	7,335	7,298
0.79% 5/30/25 (c)	8,500	7,960
3.62% 4/17/25 (c)	5,750	5,617
3.737% 4/24/24 (c)	7,548	7,526
4% 7/23/25	6,714	6,543
4.679% 7/17/26 (c)	4,223	4,141
UBS AG London Branch 1.375% 1/13/25 (b)	5,623	5,223
UBS Group AG:
1.008% 7/30/24 (b)(c)	8,398	8,231
4.49% 8/5/25 (b)(c)	7,500	7,389
		144,923
Consumer Finance - 4.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.1017% 9/29/23 (c)(d)	7,000	6,966
1.15% 10/29/23	7,000	6,793
1.65% 10/29/24	7,750	7,189
1.75% 1/30/26	5,724	5,060
4.875% 1/16/24	2,014	1,994
Ally Financial, Inc.:
3.05% 6/5/23	5,730	5,691
5.125% 9/30/24	6,284	6,229
American Express Co.:
2.25% 3/4/25	3,469	3,263
3.375% 5/3/24	6,000	5,863
Capital One Financial Corp.:
1.343% 12/6/24 (c)	6,500	6,265
2.6% 5/11/23	4,486	4,464
4.166% 5/9/25 (c)	10,090	9,864
4.985% 7/24/26 (c)	2,457	2,417
Hyundai Capital America 1% 9/17/24 (b)	7,995	7,439
John Deere Capital Corp. 3.4% 6/6/25	4,589	4,427
Synchrony Financial:
4.25% 8/15/24	9,435	9,207
4.375% 3/19/24	8,076	7,964
Toyota Motor Credit Corp. 5.4% 11/10/25	6,500	6,564
		107,659
Diversified Financial Services - 1.6%
Athene Global Funding:
0.95% 1/8/24 (b)	7,220	6,939
1% 4/16/24 (b)	7,000	6,583
1.716% 1/7/25 (b)	6,500	6,024
Blackstone Private Credit Fund 4.7% 3/24/25	7,096	6,844
Corebridge Financial, Inc. 3.5% 4/4/25 (b)	812	777
GA Global Funding Trust 1.25% 12/8/23 (b)	8,200	7,918
Jackson Financial, Inc. 1.125% 11/22/23	8,613	8,347
		43,432
Insurance - 2.1%
American International Group, Inc. 2.5% 6/30/25	4,476	4,213
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	10,000	9,646
1.1% 11/12/24 (b)	8,150	7,587
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,527	3,135
MassMutual Global Funding II 4.15% 8/26/25 (b)	5,651	5,492
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	5,675	5,608
Pacific Life Global Funding II 1.2% 6/24/25 (b)	5,535	5,008
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.8969% 4/12/24 (b)(c)(d)	3,616	3,616
Protective Life Global Funding:
0.502% 4/12/23 (b)	8,500	8,456
3.218% 3/28/25 (b)	1,703	1,618
		54,379
TOTAL FINANCIALS		805,686
HEALTH CARE - 2.6%
Biotechnology - 0.3%
Amgen, Inc. 5.25% 3/2/25 (e)	8,000	7,982
Health Care Providers & Services - 1.0%
Cigna Group 0.613% 3/15/24	1,965	1,871
CVS Health Corp. 5% 2/20/26	7,000	6,961
Elevance Health, Inc. 0.45% 3/15/23	9,394	9,378
Humana, Inc. 0.65% 8/3/23	8,872	8,698
		26,908
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc. 0.85% 9/15/24	8,310	7,732
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	8,500	7,965
		15,697
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC 0.7% 5/28/24	6,275	5,935
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,748	6,527
GSK Consumer Healthcare Capital 3.125% 3/24/25	7,390	7,027
		19,489
TOTAL HEALTH CARE		70,076
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.5%
Raytheon Technologies Corp. 5% 2/27/26	3,832	3,826
The Boeing Co.:
1.95% 2/1/24	3,500	3,380
4.875% 5/1/25	4,713	4,647
		11,853
Airlines - 0.3%
Delta Air Lines, Inc. 2.9% 10/28/24	7,598	7,230
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	10,000	8,865
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	5,142	4,893
Machinery - 0.5%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	2,657	2,485
5.2% 1/17/25 (b)	2,880	2,861
Parker Hannifin Corp. 3.65% 6/15/24	7,000	6,843
		12,189
Road & Rail - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24	12,296	11,462
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	2,930	2,792
0.8% 8/18/24	3,717	3,451
		6,243
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	7,000	6,511
TOTAL INDUSTRIALS		69,246
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.45% 6/15/23	2,804	2,802
IT Services - 0.3%
The Western Union Co.:
2.85% 1/10/25	1,585	1,505
4.25% 6/9/23	6,025	6,002
		7,507
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6746% 10/1/24 (c)(d)	4,150	4,108
Microchip Technology, Inc. 0.983% 9/1/24	4,231	3,952
		8,060
Software - 0.7%
Oracle Corp. 5.8% 11/10/25	7,000	7,083
VMware, Inc.:
0.6% 8/15/23	8,000	7,826
1% 8/15/24	5,608	5,240
		20,149
TOTAL INFORMATION TECHNOLOGY		38,518
MATERIALS - 0.4%
Chemicals - 0.4%
Celanese U.S. Holdings LLC 5.9% 7/5/24	7,100	7,092
Nutrien Ltd. 5.9% 11/7/24	3,720	3,740
		10,832
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp. 1.3% 9/15/25	2,980	2,679
Crown Castle International Corp. 1.35% 7/15/25	700	636
Welltower Op 3.625% 3/15/24	3,276	3,208
		6,523
UTILITIES - 2.2%
Electric Utilities - 1.1%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6101% 6/10/23 (c)(d)	6,139	6,134
FirstEnergy Corp.:
1.6% 1/15/26	747	665
2.05% 3/1/25	4,143	3,865
Florida Power & Light Co. 2.85% 4/1/25	1,893	1,812
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 4.9739% 9/28/23 (c)(d)	3,666	3,656
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.9251% 5/10/23 (c)(d)	6,389	6,386
0.6% 2/26/24	3,086	2,939
Tampa Electric Co. 3.875% 7/12/24	4,057	3,963
		29,420
Gas Utilities - 0.2%
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 5.2786% 3/2/23 (c)(d)	4,082	4,082
Dominion Gas Holdings LLC 2.5% 11/15/24	1,475	1,407
		5,489
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	3,897	3,656
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.2048% 5/13/24 (c)(d)	5,926	5,898
DTE Energy Co. 4.22% 11/1/24	7,490	7,325
NiSource, Inc. 0.95% 8/15/25	2,976	2,683
Sempra Energy 3.3% 4/1/25	2,834	2,713
WEC Energy Group, Inc. 5% 9/27/25	2,638	2,614
		21,233
TOTAL UTILITIES		59,798
TOTAL NONCONVERTIBLE BONDS (Cost $1,395,285)		1,345,083

U.S. Treasury Obligations - 24.3%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
0.25% 7/31/25 (f)	123,941	111,663
0.25% 10/31/25	101,409	90,563
3.875% 1/15/26	180,000	176,916
4.125% 10/31/27	135,000	134,325
4.25% 9/30/24	30,257	29,916
4.5% 11/30/24	5,000	4,964
4.5% 11/15/25	100,000	99,832
TOTAL U.S. TREASURY OBLIGATIONS (Cost $657,671)		648,179

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.3%
4.5% 3/1/39 to 9/1/49	6,087	5,978
5.5% 11/1/34	1,169	1,186
7.5% 11/1/31	0	0
TOTAL FANNIE MAE		7,164
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	11	11
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	134	138
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,895)		7,313

Asset-Backed Securities - 15.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.8753% 7/22/32 (b)(c)(d)	8,770	8,658
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(d)	8,883	8,772
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 5.8276% 1/17/32 (b)(c)(d)	5,000	4,961
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	9,780	9,111
Series 2022-2 Class A, 3.39% 5/15/27	8,500	8,195
Series 2022-3 Class A, 3.75% 8/15/27	7,000	6,795
Series 2022-4 Class A, 4.95% 10/15/27	4,492	4,491
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	7,993	7,652
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.8653% 4/22/31 (b)(c)(d)	7,663	7,567
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	4,973	4,789
Series 2021-A1 Class A1, 0.44% 9/15/26	9,066	8,597
Series 2022-A1 Class A1, 3.53% 11/15/27	7,895	7,635
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A3, 5.16% 11/25/25	3,820	3,815
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	9,890	9,218
Series 2022-A1 Class A1, 2.8% 3/15/27	12,000	11,447
Series 2022-A2 Class A, 3.49% 5/15/27	7,000	6,769
Series 2022-A3 Class A, 4.95% 10/15/27	5,420	5,412
CarMax Auto Owner Trust:
Series 2020-4 Class A3, 0.5% 8/15/25	3,012	2,936
Series 2021-1 Class A3, 0.34% 12/15/25	3,298	3,185
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	5,081	5,080
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	5,558	5,366
Series 2021-P3 Class A3, 0.7% 11/10/26	6,606	6,204
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(d)	2,196	2,165
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.8924% 7/15/33 (b)(c)(d)	9,276	9,136
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.7846% 7/27/30 (b)(c)(d)	7,884	7,801
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	6,734	6,558
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 5.117% 7/25/34 (c)(d)	129	122
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	744	741
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	2,444	2,407
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	4,839	4,503
Series 2022-A1 Class A1, 1.96% 2/15/27	4,911	4,613
Series 2022-A2 Class A, 3.32% 5/15/27	7,150	6,890
Series 2022-A3 Class A3, 3.56% 7/15/27	6,653	6,428
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	1,607	1,589
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	2,474	2,396
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	8,070	7,996
Enterprise Fleet Financing Series 2023-1 Class A2, 5.51% 1/22/29 (b)	4,908	4,911
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	699	697
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	2,613	2,561
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	1,303	1,266
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	4,746	4,561
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	1,191	1,170
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,164	11,859
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/26	4,665	4,662
GM Financial Consumer Automobile Receivables Series 2022-2 Class A3, 3.1% 2/16/27	6,602	6,381
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	3,218	3,150
Series 2020-2 Class A, 0.69% 10/15/25 (b)	6,742	6,548
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	3,546	3,461
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.8153% 1/22/31 (b)(c)(d)	6,559	6,497
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	611	606
Series 2022-1A Class A, 1.36% 4/15/32 (b)	1,700	1,679
Series 2022-2A Class A, 4.25% 8/15/32 (b)	3,941	3,892
MMAF Equipment Finance LLC:
Series 2019-B Class A3, 2.01% 12/12/24 (b)	2,236	2,198
Series 2022-B Class A2, 5.57% 9/9/25 (b)	4,064	4,060
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.7924% 7/17/32 (b)(c)(d)	8,390	8,272
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	8,012	7,487
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.7153% 5/20/29 (b)(c)(d)	5,524	5,483
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 5.6819% 4/15/30 (b)(c)(d)	6,908	6,830
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.862% 1/25/36 (c)(d)	147	144
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	4,529	4,096
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	2,543	2,503
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	4,564	4,508
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	5,130	5,065
Series 2021-A Class A3, 0.51% 7/22/24 (b)	3,936	3,857
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	3,329	3,328
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (b)(c)(d)	6,342	6,265
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.8124% 1/15/34 (b)(c)(d)	8,047	7,966
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.8366% 11/18/30 (b)(c)(d)	8,441	8,366
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.7224% 7/15/30 (b)(c)(d)	8,996	8,905
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.477% 9/25/34 (c)(d)	140	135
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	6,423	6,274
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	4,906	4,500
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.3484% 4/6/42 (b)(c)(d)	261	199
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	616	610
Series 2021-3 Class A, 0.83% 7/20/31 (b)	1,441	1,416
Series 2021-4 Class A, 0.84% 9/20/31 (b)	2,416	2,355
Series 2021-5 Class A, 1.31% 11/20/31 (b)	3,100	3,014
3.12% 3/20/32 (b)	4,400	4,285
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	1,006	952
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	4,487	4,195
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	5,709	5,208
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	6,240	5,892
Series 2021-2 Class A, 0.99% 4/20/28	8,190	7,655
Series 2022-5 Class A1A, 3.72% 7/20/27	3,412	3,365
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.7424% 4/17/30 (b)(c)(d)	8,048	7,970
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 4.8713% 8/20/29 (b)(c)(d)	3,390	3,361
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	765	764
TOTAL ASSET-BACKED SECURITIES (Cost $437,741)		425,384

Collateralized Mortgage Obligations - 2.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 2.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	2,570	2,399
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	4,944	4,152
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	952	907
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,457	1,368
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	1,123	1,086
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,511	1,434
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,879	1,763
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,250	1,208
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	5,935	5,661
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	6,989	6,426
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	5,383	5,195
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	2,689	2,334
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	5,818	5,227
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,087	1,872
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	2,402	2,130
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	2,069	1,984
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	5,188	4,634
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,992	3,759
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	896	784
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,128	995
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	3,623	3,316
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	2,208	2,083
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,014	979
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	2	1
TOTAL PRIVATE SPONSOR		61,697
U.S. Government Agency - 0.4%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 4.917% 5/25/45 (c)(d)	2,745	2,718
sequential payer Series 2001-40 Class Z, 6% 8/25/31	49	49
Series 2016-27:
Class HK, 3% 1/25/41	2,923	2,733
Class KG, 3% 1/25/40	1,348	1,261
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 4.967% 7/25/46 (c)(d)	3,107	3,091
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	309	304
TOTAL U.S. GOVERNMENT AGENCY		10,156
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,644)		71,853

Commercial Mortgage Securities - 5.8%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (b)(c)(d)	1,838	1,811
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,246	2,050
Benchmark Mortgage Trust:
sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	5,451	5,016
Series 2018-B7 Class A1, 3.436% 5/15/53	455	451
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.338% 9/15/26 (b)(c)(d)	4,272	4,038
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (b)(c)(d)	6,214	6,101
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (b)(c)(d)	3,704	3,620
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.2403% 5/15/38 (b)(c)(d)	3,400	3,328
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 5.5754% 2/15/39 (b)(c)(d)	4,334	4,269
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.438% 11/15/38 (b)(c)(d)	3,607	3,546
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.2239% 10/15/26 (b)(c)(d)	3,376	3,294
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (b)(c)(d)	1,533	1,530
floater sequential payer Series 2021-SOAR Class A, 5.258% 6/15/38 (b)(c)	3,606	3,542
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.588% 4/15/34 (b)(c)(d)	4,300	4,224
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (b)(c)(d)	6,185	6,154
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	7,471	6,689
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	4,365	3,791
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (b)(c)(d)	1,678	1,653
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (b)(c)(d)	6,209	6,034
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	478	471
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,980	1,908
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class ASB, 3.452% 7/15/47	915	910
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	6,921	6,129
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 5.568% 5/15/36 (b)(c)(d)	8,003	7,963
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,073	964
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class ASB, 4.1628% 8/15/51	3,364	3,222
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 5.338% 7/15/32 (b)(c)(d)	7,508	7,145
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (b)(c)(d)	5,020	4,888
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (b)(c)(d)	1,717	1,691
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (b)(c)(d)	2,194	2,081
Series 2011-GC5 Class A/S, 5.1538% 8/10/44 (b)(c)	5,371	5,291
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.838% 9/15/29 (b)(c)(d)	2,788	2,650
Series 2013-LC11 Class A/S, 3.216% 4/15/46	3,949	3,624
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 5.8577% 5/15/39 (b)(c)(d)	4,992	4,973
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (b)(c)(d)	3,374	3,312
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 7/15/38 (b)(c)(d)	1,937	1,897
Morgan Stanley BAML Trust sequential payer Series 2016-C28:
Class A3, 3.272% 1/15/49	1,640	1,543
Class ASB, 3.288% 1/15/49	1,697	1,639
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,896	4,563
Series 2019-H7 Class A1, 2.327% 7/15/52	1,502	1,464
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.072% 10/15/36 (b)(c)(d)	5,675	5,510
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (b)(c)(d)	3,363	3,291
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	2,555	2,475
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,269	3,151
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C14 Class ASB, 2.977% 6/15/46	101	100
Series 2014-C20 Class ASB, 3.638% 5/15/47	452	446
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $161,665)		154,442

Money Market Funds - 0.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (g) (Cost $12,341)	12,338,945	12,341

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,750,242)	2,664,595
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,071
NET ASSETS - 100.0%	2,667,666

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,061	Jun 2023	216,154	(491)	(491)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	284	Jun 2023	30,404	(38)	(38)

TOTAL FUTURES CONTRACTS					(529)
The notional amount of futures purchased as a percentage of Net Assets is 9.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $203,243,000.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $729,525,000 or 27.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,515,000.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	6,183	257,014	250,856	197	-	-	12,341	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	-	230,443	230,443	44	-	-	-	0.0%
Total	6,183	487,457	481,299	241	-	-	12,341

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,345,083	-	1,345,083	-

U.S. Government and Government Agency Obligations	648,179	-	648,179	-

U.S. Government Agency - Mortgage Securities	7,313	-	7,313	-

Asset-Backed Securities	425,384	-	425,384	-

Collateralized Mortgage Obligations	71,853	-	71,853	-

Commercial Mortgage Securities	154,442	-	154,442	-

Money Market Funds	12,341	12,341	-	-
Total Investments in Securities:	2,664,595	12,341	2,652,254	-
Derivative Instruments:

Liabilities
Futures Contracts	(529)	(529)	-	-
Total Liabilities	(529)	(529)	-	-
Total Derivative Instruments:	(529)	(529)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(529)
Total Interest Rate Risk	0	(529)
Total Value of Derivatives	0	(529)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,737,901)	$2,652,254
Fidelity Central Funds (cost $12,341)	12,341

Total Investment in Securities (cost $2,750,242)		$2,664,595
Receivable for investments sold		90,163
Receivable for fund shares sold		14,706
Interest receivable		14,066
Distributions receivable from Fidelity Central Funds		67
Receivable from investment adviser for expense reductions		9
Other receivables		8
Total assets		2,783,614
Liabilities
Payable for investments purchased
Regular delivery	$101,274
Delayed delivery	7,995
Payable for fund shares redeemed	4,797
Distributions payable	766
Accrued management fee	666
Distribution and service plan fees payable	58
Payable for daily variation margin on futures contracts	27
Other affiliated payables	358
Other payables and accrued expenses	7
Total Liabilities		115,948
Net Assets		$2,667,666
Net Assets consist of:
Paid in capital		$2,809,375
Total accumulated earnings (loss)		(141,709)
Net Assets		$2,667,666

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($215,531 ÷ 26,220 shares) (a)		$8.22
Maximum offering price per share (100/98.50 of $8.22)		$8.35
Class M :
Net Asset Value and redemption price per share ($53,178 ÷ 6,469 shares) (a)		$8.22
Maximum offering price per share (100/98.50 of $8.22)		$8.35
Class C :
Net Asset Value and offering price per share ($29,436 ÷ 3,597 shares) (a)		$8.18
Short-Term Bond :
Net Asset Value , offering price and redemption price per share ($1,979,347 ÷ 240,896 shares)		$8.22
Class I :
Net Asset Value , offering price and redemption price per share ($241,087 ÷ 29,328 shares)		$8.22
Class Z :
Net Asset Value , offering price and redemption price per share ($149,087 ÷ 18,147 shares)		$8.22
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
Amounts in thousands		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$36,070
Income from Fidelity Central Funds (including $44 from security lending)		241
Total Income		36,311
Expenses
Management fee	$4,082
Transfer agent fees	1,471
Distribution and service plan fees	347
Fund wide operations fee	704
Independent trustees' fees and expenses	5
Total expenses before reductions	6,609
Expense reductions	(34)
Total expenses after reductions		6,575
Net Investment income (loss)		29,736
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(36,666)
Futures contracts	(4,954)
Total net realized gain (loss)		(41,620)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	18,207
Futures contracts	(215)
Total change in net unrealized appreciation (depreciation)		17,992
Net gain (loss)		(23,628)
Net increase (decrease) in net assets resulting from operations		$6,108
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,736	$26,764
Net realized gain (loss)	(41,620)	(24,983)
Change in net unrealized appreciation (depreciation)	17,992	(132,210)
Net increase (decrease) in net assets resulting from operations	6,108	(130,429)
Distributions to shareholders	(22,576)	(34,111)
Share transactions - net increase (decrease)	(110,499)	(366,829)
Total increase (decrease) in net assets	(126,967)	(531,369)

Net Assets
Beginning of period	2,794,633	3,326,002
End of period	$2,667,666	$2,794,633

Financial Highlights
Fidelity Advisor® Short-Term Bond Fund Class A

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.27	$8.73	$8.89	$8.72	$8.53	$8.64
Income from Investment Operations
Net investment income (loss) A,B	.082	.061	.082	.153	.178	.123
Net realized and unrealized gain (loss)	(.071)	(.441)	(.065)	.168	.171	(.114)
Total from investment operations	.011	(.380)	.017	.321	.349	.009
Distributions from net investment income	(.061)	(.054)	(.118)	(.151)	(.159)	(.119)
Distributions from net realized gain	-	(.026)	(.059)	-	-	-
Total distributions	(.061)	(.080)	(.177)	(.151)	(.159)	(.119)
Net asset value, end of period	$8.22	$8.27	$8.73	$8.89	$8.72	$8.53
Total Return C,D,E	.14%	(4.38)%	.20%	3.73%	4.13%	.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65% H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65% H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	2.02% H	.72%	.93%	1.75%	2.08%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$216	$225	$234	$222	$175	$143
Portfolio turnover rate I	56% H	52%	64% J	67% J	46%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Short-Term Bond Fund Class M

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.27	$8.73	$8.89	$8.72	$8.53	$8.64
Income from Investment Operations
Net investment income (loss) A,B	.082	.060	.082	.152	.177	.122
Net realized and unrealized gain (loss)	(.071)	(.441)	(.065)	.169	.171	(.114)
Total from investment operations	.011	(.381)	.017	.321	.348	.008
Distributions from net investment income	(.061)	(.053)	(.118)	(.151)	(.158)	(.118)
Distributions from net realized gain	-	(.026)	(.059)	-	-	-
Total distributions	(.061)	(.079)	(.177)	(.151)	(.158)	(.118)
Net asset value, end of period	$8.22	$8.27	$8.73	$8.89	$8.72	$8.53
Total Return C,D,E	.13%	(4.39)%	.19%	3.72%	4.12%	.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.65%	.65%	.66%	.67%	.67%
Expenses net of fee waivers, if any	.66% H	.65%	.65%	.66%	.67%	.67%
Expenses net of all reductions	.66% H	.65%	.65%	.66%	.67%	.66%
Net investment income (loss)	2.01% H	.71%	.93%	1.74%	2.06%	1.42%
Supplemental Data
Net assets, end of period (in millions)	$53	$57	$67	$73	$71	$70
Portfolio turnover rate I	56% H	52%	64% J	67% J	46%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Short-Term Bond Fund Class C

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.24	$8.72	$8.88	$8.72	$8.52	$8.64
Income from Investment Operations
Net investment income (loss) A,B	.047	(.012)	.007	.078	.104	.049
Net realized and unrealized gain (loss)	(.082)	(.437)	(.058)	.158	.181	(.123)
Total from investment operations	(.035)	(.449)	(.051)	.236	.285	(.074)
Distributions from net investment income	(.025)	(.005)	(.050)	(.076)	(.085)	(.046)
Distributions from net realized gain	-	(.026)	(.059)	-	-	-
Total distributions	(.025)	(.031)	(.109)	(.076)	(.085)	(.046)
Net asset value, end of period	$8.18	$8.24	$8.72	$8.88	$8.72	$8.52
Total Return C,D,E	(.42)%	(5.17)%	(.58)%	2.73%	3.36%	(.86)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.53% H	1.51%	1.51%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.53% H	1.51%	1.51%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.52% H	1.51%	1.51%	1.51%	1.51%	1.51%
Net investment income (loss)	1.15% H	(.15)%	.08%	.89%	1.20%	.57%
Supplemental Data
Net assets, end of period (in millions)	$29	$27	$33	$43	$33	$52
Portfolio turnover rate I	56% H	52%	64% J	67% J	46%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Short-Term Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.27	$8.73	$8.88	$8.72	$8.52	$8.64
Income from Investment Operations
Net investment income (loss) A,B	.090	.078	.100	.171	.195	.140
Net realized and unrealized gain (loss)	(.071)	(.442)	(.055)	.158	.181	(.123)
Total from investment operations	.019	(.364)	.045	.329	.376	.017
Distributions from net investment income	(.069)	(.070)	(.136)	(.169)	(.176)	(.137)
Distributions from net realized gain	-	(.026)	(.059)	-	-	-
Total distributions	(.069)	(.096)	(.195)	(.169)	(.176)	(.137)
Net asset value, end of period	$8.22	$8.27	$8.73	$8.88	$8.72	$8.52
Total Return C,D	.23%	(4.19)%	.51%	3.82%	4.47%	.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.22% G	.91%	1.13%	1.95%	2.28%	1.64%
Supplemental Data
Net assets, end of period (in millions)	$1,979	$2,086	$2,568	$4,420	$5,017	$4,617
Portfolio turnover rate H	56% G	52%	64% I	67% I	46%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Short-Term Bond Fund Class I

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.27	$8.73	$8.89	$8.72	$8.53	$8.64
Income from Investment Operations
Net investment income (loss) A,B	.088	.073	.095	.166	.191	.135
Net realized and unrealized gain (loss)	(.071)	(.441)	(.065)	.168	.171	(.113)
Total from investment operations	.017	(.368)	.030	.334	.362	.022
Distributions from net investment income	(.067)	(.066)	(.131)	(.164)	(.172)	(.132)
Distributions from net realized gain	-	(.026)	(.059)	-	-	-
Total distributions	(.067)	(.092)	(.190)	(.164)	(.172)	(.132)
Net asset value, end of period	$8.22	$8.27	$8.73	$8.89	$8.72	$8.53
Total Return C,D	.21%	(4.24)%	.34%	3.88%	4.29%	.26%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.50%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50% G	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.50% G	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	2.17% G	.86%	1.08%	1.89%	2.22%	1.58%
Supplemental Data
Net assets, end of period (in millions)	$241	$253	$269	$291	$334	$367
Portfolio turnover rate H	56% G	52%	64% I	67% I	46%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Short-Term Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$8.27	$8.73	$8.88	$8.72	$8.51
Income from Investment Operations
Net investment income (loss) B,C	.094	.085	.107	.178	.190
Net realized and unrealized gain (loss)	(.071)	(.441)	(.055)	.159	.189
Total from investment operations	.023	(.356)	.052	.337	.379
Distributions from net investment income	(.073)	(.078)	(.143)	(.177)	(.169)
Distributions from net realized gain	-	(.026)	(.059)	-	-
Total distributions	(.073)	(.104)	(.202)	(.177)	(.169)
Net asset value, end of period	$8.22	$8.27	$8.73	$8.88	$8.72
Total Return D,E	.28%	(4.10)%	.60%	3.91%	4.50%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.40%	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%	.36% H
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36% H
Net investment income (loss)	2.31% H	1.00%	1.22%	2.04%	2.43% H
Supplemental Data
Net assets, end of period (in millions)	$149	$146	$155	$118	$116
Portfolio turnover rate I	56% H	52%	64% J	67% J	46%

A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023
( Amounts in thousands except percentages)

1.   Organization.
Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short-Term Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Short-Term Bond Fund	$8

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,583
Gross unrealized depreciation	(83,685)
Net unrealized appreciation (depreciation)	$(82,102)
Tax cost	$2,746,168

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(12,394)
Long-term	(10,129)
Total capital loss carryforward	$(22,523)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Fund	185,700	207,072
6.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During March 2023, the Board approved changes to the management fee effective April 1, 2023. The Fund will pay a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser will pay all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$166	$19
Class M	-%	.15%	41	- A
Class C	.75%	.25%	140	24
			$347	$43
A   Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$18
Class M	2
Class C A	- B
$20
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B   Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond and Class Z. FIIOC receives an asset-based fee of Short-Term Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$162.15
Class M	44.16
Class C	23.16
Short-Term Bond	1,015.10
Class I	188.15
Class Z	39.05
	$1,471
A   Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Short-Term Bond Fund	.05%

During March 2023, the Board approved the termination of the FWOE effective April 1, 2023.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Short-Term Bond Fund	$5	$-	$-
9.   Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example   the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$33

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

Effective April 1, 2023, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceed certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such proxy and shareholder meeting expenses, are excluded from this reimbursement.

Expense Limitations
Class A	None
Class M	None
Class C	None
Short-Term Bond	None
Class I	.30%
Class Z	None
10.   Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Short-Term Bond Fund
Distributions to shareholders
Class A	$1,634	$2,129
Class M	405	583
Class C	88	119
Short-Term Bond	17,044	26,668
Class I	2,035	2,734
Class Z	1,370	1,878
Total	$22,576	$34,111
11.   Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Short-Term Bond Fund
Class A
Shares sold	5,953	19,288	$48,861	$163,691
Reinvestment of distributions	179	234	1,467	1,991
Shares redeemed	(7,171)	(19,072)	(58,832)	(162,116)
Net increase (decrease)	(1,039)	450	$(8,504)	$3,566
Class M
Shares sold	352	1,266	$2,895	$10,745
Reinvestment of distributions	47	65	386	558
Shares redeemed	(854)	(2,054)	(7,009)	(17,437)
Net increase (decrease)	(455)	(723)	$(3,728)	$(6,134)
Class C
Shares sold	1,277	1,751	$10,419	$14,829
Reinvestment of distributions	10	13	85	115
Shares redeemed	(932)	(2,316)	(7,611)	(19,617)
Net increase (decrease)	355	(552)	$2,893	$(4,673)
Short-Term Bond
Shares sold	31,111	41,855	$254,482	$354,127
Reinvestment of distributions	1,652	2,640	13,556	22,511
Shares redeemed	(44,197)	(86,466)	(362,667)	(732,749)
Net increase (decrease)	(11,434)	(41,971)	$(94,629)	$(356,111)
Class I
Shares sold	10,506	17,325	$86,131	$145,973
Reinvestment of distributions	237	298	1,948	2,543
Shares redeemed	(11,989)	(17,812)	(98,502)	(150,956)
Net increase (decrease)	(1,246)	(189)	$(10,423)	$(2,440)
Class Z
Shares sold	6,036	9,084	$49,436	$76,963
Reinvestment of distributions	133	165	1,093	1,406
Shares redeemed	(5,686)	(9,349)	(46,637)	(79,406)
Net increase (decrease)	483	(100)	$3,892	$(1,037)
12.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13.   Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity® Short-Term Bond Fund
Class A **	.65%
Actual		$ 1,000	$ 1,001.40	$ 3.23
Hypothetical- B		$ 1,000	$ 1,021.57	$ 3.26
Class M **	.66%
Actual		$ 1,000	$ 1,001.30	$ 3.28
Hypothetical- B		$ 1,000	$ 1,021.52	$ 3.31
Class C **	1.53%
Actual		$ 1,000	$ 995.80	$ 7.57
Hypothetical- B		$ 1,000	$ 1,017.21	$ 7.65
Fidelity® Short-Term Bond Fund **	.45%
Actual		$ 1,000	$ 1,002.30	$ 2.23
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26
Class I **	.50%
Actual		$ 1,000	$ 1,002.10	$ 2.48
Hypothetical- B		$ 1,000	$ 1,022.32	$ 2.51
Class Z **	.36%
Actual		$ 1,000	$ 1,002.80	$ 1.79
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective April 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Short-Term Bond Fund
Class A	.50%
Actual		$ 2.48
Hypothetical - B		$ 2.51
Class M	.51%
Actual		$ 2.53
Hypothetical - B		$ 2.56
Class C	1.38%
Actual		$ 6.83
Hypothetical - B		$ 6.90
Fidelity® Short-Term Bond Fund	.30%
Actual		$ 1.49
Hypothetical - B		$ 1.51
Class I	.30%
Actual		$ 1.49
Hypothetical - B		$ 1.51
Class Z	.25%
Actual		$ 1.24
Hypothetical - B		$ 1.25

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided .   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.  The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative classis compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2021 and above the ASPG competitive median for 2021. The Board further noted that total expense ratio of the retail class was 10 BP above its ASPG median but that, when compared to funds with investment strategies of investing primarily in short term investment grade debt within the ASPG, and excluding funds in a fund complex with an unique at-cost service model from the ASPG, the retail class ranked below median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.538290.125
STP-SANN-0423
Fidelity® Tactical Bond Fund

Semi-Annual Report
February 28, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 13.6%
Futures and Swaps - 4.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 10.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.1%
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	250,000	152,867
5.5% 4/1/63	130,000	101,048
Magallanes, Inc.:
5.05% 3/15/42 (b)	10,000	8,101
5.141% 3/15/52 (b)	16,000	12,542
Sirius XM Radio, Inc. 4.125% 7/1/30 (b)	140,000	113,782
		388,340
Wireless Telecommunication Services - 0.9%
Millicom International Cellular SA:
4.5% 4/27/31 (b)	310,000	250,325
6.25% 3/25/29 (b)	72,000	65,160
		315,485
TOTAL COMMUNICATION SERVICES		703,825
CONSUMER DISCRETIONARY - 1.0%
Household Durables - 1.0%
Toll Brothers Finance Corp. 4.875% 3/15/27	360,000	345,467
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
DCP Midstream Operating LP:
5.125% 5/15/29	12,000	11,551
5.85% 5/21/43 (b)(c)	260,000	257,296
Kinder Morgan, Inc. 3.6% 2/15/51	600,000	405,468
MPLX LP:
5% 3/1/33	100,000	93,823
5.65% 3/1/53	100,000	92,079
Petroleos Mexicanos 7.69% 1/23/50	250,000	175,613
Targa Resources Corp.:
4.2% 2/1/33	130,000	113,183
4.95% 4/15/52	130,000	103,985
		1,252,998
FINANCIALS - 2.4%
Banks - 1.3%
Bank of America Corp. 2.299% 7/21/32 (c)	280,000	218,973
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	250,000	239,303
		458,276
Consumer Finance - 0.8%
Capital One Financial Corp.:
5.468% 2/1/29 (c)	18,000	17,672
5.817% 2/1/34 (c)	32,000	31,073
Ford Motor Credit Co. LLC 3.375% 11/13/25	250,000	230,268
		279,013
Diversified Financial Services - 0.3%
Blackstone Private Credit Fund 4.7% 3/24/25	61,000	58,834
Corebridge Financial, Inc.:
3.85% 4/5/29 (b)	7,000	6,323
3.9% 4/5/32 (b)	9,000	7,875
4.35% 4/5/42 (b)	2,000	1,649
4.4% 4/5/52 (b)	6,000	4,783
		79,464
TOTAL FINANCIALS		816,753
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Centene Corp. 4.625% 12/15/29	120,000	109,739
Prime Healthcare Foundation, Inc. 7% 12/1/27	110,000	107,889
		217,628
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Oracle Corp. 3.85% 4/1/60	160,000	106,647
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent LP:
3.625% 4/15/32	8,000	6,759
4.3% 4/15/52	6,000	4,598
		11,357
UTILITIES - 0.6%
Electric Utilities - 0.6%
DPL, Inc. 4.125% 7/1/25	200,000	187,865
Multi-Utilities - 0.0%
Puget Energy, Inc. 4.224% 3/15/32	15,000	13,263
TOTAL UTILITIES		201,128
TOTAL NONCONVERTIBLE BONDS (Cost $4,139,695)		3,655,803

U.S. Treasury Obligations - 34.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 2.875% 5/15/52	4,240,000	3,471,997
U.S. Treasury Notes:
3.5% 1/31/30	1,600,000	1,545,250
4.125% 11/15/32	6,880,000	6,989,649
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,456,816)		12,006,896

Asset-Backed Securities - 12.3%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class B, CME TERM SOFR 3 MONTH INDEX + 2.050% 6.689% 7/20/35 (b)(c)(d)	250,000	246,438
Ares XXXIV CLO Ltd. Series 2020-2A Class BR2, 3 month U.S. LIBOR + 1.600% 6.3924% 4/17/33 (b)(c)(d)	250,000	243,407
Cedar Funding Ltd. Series 2022-15A Class B, CME TERM SOFR 3 MONTH INDEX + 1.800% 6.439% 4/20/35 (b)(c)(d)	750,000	722,631
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class B1, CME TERM SOFR 3 MONTH INDEX + 2.400% 7.0586% 7/24/34 (b)(c)(d)	100,000	96,590
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/51 (b)	246,875	198,145
Dominos Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	933,375	778,357
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	194,506	165,328
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class B, 3 month U.S. LIBOR + 1.400% 6.1924% 1/15/34 (b)(c)(d)	650,000	634,997
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/51 (b)	496,250	411,512
SYMP Series 2022-32A Class B, CME TERM SOFR 3 MONTH INDEX + 1.850% 6.5035% 4/23/35 (b)(c)(d)	760,000	741,967
TOTAL ASSET-BACKED SECURITIES (Cost $4,447,826)		4,239,372

Commercial Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
BPR Trust floater Series 2022-OANA Class B, CME Term SOFR 1 Month Index + 2.440% 7.0095% 4/15/37 (b)(c)(d)	11,000	10,794
BX Trust floater Series 2022-IND:
Class C, CME Term SOFR 1 Month Index + 2.290% 6.8518% 4/15/37 (b)(c)(d)	252,068	245,684
Class D, CME Term SOFR 1 Month Index + 2.830% 7.4008% 4/15/37 (b)(c)(d)	9,336	9,003
Life Financial Services Trust floater Series 2022-BMR2:
Class B, CME Term SOFR 1 Month Index + 1.790% 6.3564% 5/15/39 (b)(c)(d)	100,000	99,605
Class C, CME Term SOFR 1 Month Index + 2.090% 6.6556% 5/15/39 (b)(c)(d)	100,000	98,780
Class D, CME Term SOFR 1 Month Index + 2.540% 7.1044% 5/15/39 (b)(c)(d)	100,000	98,516
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	100,000	78,385
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $646,582)		640,767

Municipal Securities - 0.5%
	Principal Amount (a)	Value ($)
Chicago Board of Ed.:
Series 2009 G, 1.75% 12/15/25	120,000	105,107
Series 2010 C, 6.319% 11/1/29	60,000	58,729
TOTAL MUNICIPAL SECURITIES (Cost $170,962)		163,836

Foreign Government and Government Agency Obligations - 4.1%
		Principal Amount (a)	Value ($)
Brazilian Federative Republic:
5.625% 2/21/47		140,000	114,083
10% 1/1/27	BRL	1,000,000	174,909
Dominican Republic:
5.5% 2/22/29 (b)		250,000	231,297
6% 2/22/33 (b)		250,000	226,219
United Mexican States:
7.75% 5/29/31	MXN	6,900,000	343,222
7.75% 11/13/42	MXN	7,300,000	342,563
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,486,493)			1,432,293

Fixed-Income Funds - 32.9%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (e)	48,526	4,698,805
Fidelity High Income Central Fund (e)	17,875	1,825,981
Fidelity International Credit Central Fund (e)	60,878	4,830,070
TOTAL FIXED-INCOME FUNDS (Cost $12,475,578)		11,354,856

Preferred Securities - 1.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enbridge, Inc. 5.75% 7/15/80 (c)	250,000	236,254
FINANCIALS - 0.6%
Banks - 0.6%
Bank of Nova Scotia 4.9% (c)(f)	240,000	233,016
TOTAL PREFERRED SECURITIES (Cost $516,717)		469,270

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (g) (Cost $123,913)	123,888	123,913

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $36,464,582)	34,087,006
NET OTHER ASSETS (LIABILITIES) - 1.4%	469,262
NET ASSETS - 100.0%	34,556,268

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	344,349	MXN	6,365,000	BNP Paribas S.A.	3/30/23	(1,581)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,581)

Unrealized Depreciation						(1,581)

Currency Abbreviations
BRL	-	Brazilian real
MXN	-	Mexican peso
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,304,794 or 18.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	2,250,044	6,593,080	8,719,211	31,406	-	-	123,913	0.0%
Fidelity Floating Rate Central Fund	6,441,145	234,483	1,970,000	234,483	(81,046)	74,223	4,698,805	0.2%
Fidelity High Income Central Fund	1,001,612	844,607	-	44,607	(143)	(20,095)	1,825,981	0.1%
Fidelity International Credit Central Fund	6,065,161	280,592	1,150,000	280,594	(225,908)	(139,775)	4,830,070	1.3%
Total	15,757,962	7,952,762	11,839,211	591,090	(307,097)	(85,647)	11,478,769

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	3,655,803	-	3,655,803	-

U.S. Government and Government Agency Obligations	12,006,896	-	12,006,896	-

Asset-Backed Securities	4,239,372	-	4,239,372	-

Commercial Mortgage Securities	640,767	-	640,767	-

Municipal Securities	163,836	-	163,836	-

Foreign Government and Government Agency Obligations	1,432,293	-	1,432,293	-

Fixed-Income Funds	11,354,856	11,354,856	-	-

Preferred Securities	469,270	-	469,270	-

Money Market Funds	123,913	123,913	-	-
Total Investments in Securities:	34,087,006	11,478,769	22,608,237	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	-	-	-	-
Total Assets	-	-	-	-

Liabilities
Forward Foreign Currency Contracts	(1,581)	-	(1,581)	-
Total Liabilities	(1,581)	-	(1,581)	-
Total Derivative Instruments:	(1,581)	-	(1,581)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	0	(1,581)
Total Foreign Exchange Risk	0	(1,581)
Total Value of Derivatives	0	(1,581)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $23,865,091)	$22,608,237
Fidelity Central Funds (cost $12,599,491)	11,478,769

Total Investment in Securities (cost $36,464,582)		$34,087,006
Cash		1
Foreign currency held at value (cost $355,271)		340,058
Receivable for investments sold		2,411,269
Receivable for fund shares sold		74,378
Interest receivable		197,793
Distributions receivable from Fidelity Central Funds		2,227
Prepaid expenses		21
Receivable from investment adviser for expense reductions		9,632
Total assets		37,122,385
Liabilities
Payable for investments purchased	$2,484,354
Unrealized depreciation on forward foreign currency contracts	1,581
Payable for fund shares redeemed	5,753
Distributions payable	8,680
Accrued management fee	15,397
Distribution and service plan fees payable	3,206
Other affiliated payables	3,533
Other payables and accrued expenses	43,613
Total Liabilities		2,566,117
Net Assets		$34,556,268
Net Assets consist of:
Paid in capital		$38,009,759
Total accumulated earnings (loss)		(3,453,491)
Net Assets		$34,556,268

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,310,879 ÷ 374,000 shares) (a)		$8.85
Maximum offering price per share (100/96.00 of $8.85)		$9.22
Class M :
Net Asset Value and redemption price per share ($2,564,302 ÷ 289,669 shares) (a)		$8.85
Maximum offering price per share (100/96.00 of $8.85)		$9.22
Class C :
Net Asset Value and offering price per share ($2,352,032 ÷ 265,717 shares) (a)		$8.85
Fidelity Tactical Bond Fund :
Net Asset Value , offering price and redemption price per share ($16,799,570 ÷ 1,897,656 shares)		$8.85
Class I :
Net Asset Value , offering price and redemption price per share ($4,850,280 ÷ 547,894 shares)		$8.85
Class Z :
Net Asset Value , offering price and redemption price per share ($4,679,205 ÷ 528,541 shares)		$8.85
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$13,067
Interest		368,657
Income from Fidelity Central Funds		591,090
Total Income		972,814
Expenses
Management fee	$83,631
Transfer agent fees	13,662
Distribution and service plan fees	18,365
Accounting fees and expenses	6,241
Custodian fees and expenses	566
Independent trustees' fees and expenses	57
Registration fees	119,222
Audit	42,996
Legal	21
Miscellaneous	110
Total expenses before reductions	284,871
Expense reductions	(163,163)
Total expenses after reductions		121,708
Net Investment income (loss)		851,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(44,556)
Fidelity Central Funds	(307,097)
Forward foreign currency contracts	(46,308)
Foreign currency transactions	2,742
Total net realized gain (loss)		(395,219)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(459,041)
Fidelity Central Funds	(85,647)
Forward foreign currency contracts	(5,425)
Assets and liabilities in foreign currencies	5,947
Total change in net unrealized appreciation (depreciation)		(544,166)
Net gain (loss)		(939,385)
Net increase (decrease) in net assets resulting from operations		$(88,279)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	For the period February 10, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$851,106	$460,774
Net realized gain (loss)	(395,219)	(719,649)
Change in net unrealized appreciation (depreciation)	(544,166)	(1,849,708)
Net increase (decrease) in net assets resulting from operations	(88,279)	(2,108,583)
Distributions to shareholders	(894,170)	(362,461)
Share transactions - net increase (decrease)	6,661,107	31,348,654
Total increase (decrease) in net assets	5,678,658	28,877,610

Net Assets
Beginning of period	28,877,610	-
End of period	$34,556,268	$28,877,610

Financial Highlights
Fidelity Advisor® Tactical Bond Fund Class A

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.245	.144
Net realized and unrealized gain (loss)	(.286)	(.885)
Total from investment operations	(.041)	(.741)
Distributions from net investment income	(.259)	(.109)
Total distributions	(.259)	(.109)
Net asset value, end of period	$8.85	$9.15
Total Return D,E,F	(.41)%	(7.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.10% I	1.97% I
Expenses net of fee waivers, if any	.96% I	1.00% I
Expenses net of all reductions	.95% I	1.00% I
Net investment income (loss)	5.57% I	2.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,311	$2,432
Portfolio turnover rate J	42% I	96% I

A For the period February 10, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Tactical Bond Fund Class M

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.246	.144
Net realized and unrealized gain (loss)	(.287)	(.885)
Total from investment operations	(.041)	(.741)
Distributions from net investment income	(.259)	(.109)
Total distributions	(.259)	(.109)
Net asset value, end of period	$8.85	$9.15
Total Return D,E,F	(.40)%	(7.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.11% I	1.97% I
Expenses net of fee waivers, if any	.96% I	1.00% I
Expenses net of all reductions	.96% I	1.00% I
Net investment income (loss)	5.57% I	2.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,564	$2,511
Portfolio turnover rate J	42% I	96% I

A For the period February 10, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Tactical Bond Fund Class C

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.14	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.213	.104
Net realized and unrealized gain (loss)	(.277)	(.893)
Total from investment operations	(.064)	(.789)
Distributions from net investment income	(.226)	(.071)
Total distributions	(.226)	(.071)
Net asset value, end of period	$8.85	$9.14
Total Return D,E,F	(.67)%	(7.90)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.87% I	2.71% I
Expenses net of fee waivers, if any	1.71% I	1.75% I
Expenses net of all reductions	1.71% I	1.75% I
Net investment income (loss)	4.82% I	1.98% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,352	$2,344
Portfolio turnover rate J	42% I	96% I

A For the period February 10, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Tactical Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.257	.156
Net realized and unrealized gain (loss)	(.287)	(.884)
Total from investment operations	(.030)	(.728)
Distributions from net investment income	(.270)	(.122)
Total distributions	(.270)	(.122)
Net asset value, end of period	$8.85	$9.15
Total Return D,E	(.28)%	(7.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.77% H	1.63% H
Expenses net of fee waivers, if any	.71% H	.75% H
Expenses net of all reductions	.71% H	.75% H
Net investment income (loss)	5.82% H	2.98% H
Supplemental Data
Net assets, end of period (000 omitted)	$16,800	$16,048
Portfolio turnover rate I	42% H	96% H

A For the period February 10, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Tactical Bond Fund Class I

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.256	.156
Net realized and unrealized gain (loss)	(.286)	(.884)
Total from investment operations	(.030)	(.728)
Distributions from net investment income	(.270)	(.122)
Total distributions	(.270)	(.122)
Net asset value, end of period	$8.85	$9.15
Total Return D,E	(.28)%	(7.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.73% H	1.64% H
Expenses net of fee waivers, if any	.71% H	.75% H
Expenses net of all reductions	.71% H	.75% H
Net investment income (loss)	5.82% H	2.98% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,850	$2,924
Portfolio turnover rate I	42% H	96% H

A For the period February 10, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Tactical Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.259	.161
Net realized and unrealized gain (loss)	(.285)	(.884)
Total from investment operations	(.026)	(.723)
Distributions from net investment income	(.274)	(.127)
Total distributions	(.274)	(.127)
Net asset value, end of period	$8.85	$9.15
Total Return D,E	(.24)%	(7.25)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.76% H	1.62% H
Expenses net of fee waivers, if any	.61% H	.66% H
Expenses net of all reductions	.61% H	.66% H
Net investment income (loss)	5.91% H	3.07% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,679	$2,620
Portfolio turnover rate I	42% H	96% H

A For the period February 10, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Tactical Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Tactical Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	.03%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, market discount, capital loss carryforwards, and   losses deferred due to wash sales and currency forward transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,874
Gross unrealized depreciation	(2,431,584)
Net unrealized appreciation (depreciation)	$(2,372,710)
Tax cost	$36,458,135

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(686,778)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tactical Bond Fund	2,553,395	3,204,830

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. In September 2022 the Board approved a change in the individual fund fee rate from .50% to .45% effective October 1, 2022. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$3,616	$2,856
Class M	-%	.25%	3,114	2,848
Class C	.75%	.25%	11,635	11,330
			$18,365	$17,034

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$102

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$1,969.14
Class M	1,911.15
Class C	1,753.15
Fidelity Tactical Bond Fund	5,157.07
Class I	1,939.12
Class Z	933.05
	$13,662
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Tactical Bond Fund	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Tactical Bond Fund	$27

8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%/.95% A	$16,354
Class M	1.00%/.95% A	14,271
Class C	1.75%/1.70% A	13,355
Fidelity Tactical Bond Fund	.75%/.70% A	81,876
Class I	.75%/.70% A	15,850
Class Z	.66%/.61% A	21,059
		$162,765
A    Expense limitation effective October 1, 2022.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $96.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $302.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022 (a)
Fidelity Tactical Bond Fund
Distributions to shareholders
Class A	$85,407	$28,599
Class M	72,493	29,281
Class C	59,411	17,846
Fidelity Tactical Bond Fund	467,496	190,476
Class I	92,599	63,990
Class Z	116,764	32,269
Total	$894,170	$362,461
(a)   For the period February 10, 2022 (commencement of operations) through August 31, 2022.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022 (a)	Six months ended February 28, 2023	Year ended August 31, 2022 A
Fidelity Tactical Bond Fund
Class A
Shares sold	129,488	267,406	$1,139,584	$2,665,959
Reinvestment of distributions	9,666	3,059	85,406	28,599
Shares redeemed	(31,107)	(4,512)	(278,010)	(42,144)
Net increase (decrease)	108,047	265,953	$946,980	$2,652,414
Class M
Shares sold	15,213	271,401	$137,640	$2,706,943
Reinvestment of distributions	8,208	3,131	72,490	29,281
Shares redeemed	(8,284)	-	(71,459)	-
Net increase (decrease)	15,137	274,532	$138,671	$2,736,224
Class C
Shares sold	5,963	254,415	$52,878	$2,541,585
Reinvestment of distributions	6,725	1,914	59,401	17,846
Shares redeemed	(3,290)	(10)	(29,443)	(92)
Net increase (decrease)	9,398	256,319	$82,836	$2,559,339
Fidelity Tactical Bond Fund
Shares sold	291,177	1,813,635	$2,604,789	$17,855,558
Reinvestment of distributions	51,484	19,973	454,744	186,588
Shares redeemed	(199,727)	(78,886)	(1,773,711)	(737,945)
Net increase (decrease)	142,934	1,754,722	$1,285,822	$17,304,201
Class I
Shares sold	253,636	913,955	$2,270,515	$8,816,450
Reinvestment of distributions	10,484	3,680	92,599	34,370
Shares redeemed	(35,911)	(597,950)	(322,211)	(5,590,738)
Net increase (decrease)	228,209	319,685	$2,040,903	$3,260,082
Class Z
Shares sold	233,533	284,036	$2,090,112	$2,813,700
Reinvestment of distributions	8,620	3,412	76,140	31,948
Shares redeemed	(39)	(1,021)	(357)	(9,254)
Net increase (decrease)	242,114	286,427	$2,165,895	$2,836,394
(a)   For the period February 10, 2022 (commencement of operations) through February 28, 2022.

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Tactical Bond Fund	67%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity® Tactical Bond Fund
Class A	.96%
Actual		$ 1,000	$ 995.90	$ 4.75
Hypothetical- B		$ 1,000	$ 1,020.03	$ 4.81
Class M	.96%
Actual		$ 1,000	$ 996.00	$ 4.75
Hypothetical- B		$ 1,000	$ 1,020.03	$ 4.81
Class C	1.71%
Actual		$ 1,000	$ 993.30	$ 8.45
Hypothetical- B		$ 1,000	$ 1,016.31	$ 8.55
Fidelity® Tactical Bond Fund	.71%
Actual		$ 1,000	$ 997.20	$ 3.52
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.56
Class I	.71%
Actual		$ 1,000	$ 997.20	$ 3.52
Hypothetical- B		$ 1,000	$ 1,021.27	$ 3.56
Class Z	.61%
Actual		$ 1,000	$ 997.60	$ 3.02
Hypothetical- B		$ 1,000	$ 1,021.77	$ 3.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tactical Bond Fund

At its September 2022 meeting the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) for the fund to decrease the management fees paid to Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, by 5 basis points, effective October 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.   The Board previously received and considered materials relating to the nature, extent and quality of services to be provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family in connection with the approval of the fund's current management contract (Current Management Contract). At its November 2021 meeting, the Board concluded that the nature, extent and quality of the services to be provided to the fund under the Current Management Contract should benefit the fund's shareholders. In connection with its approval of the Amended Contract at its September 2022 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.   In reviewing the Amended Contract, the Board considered the fund's proposed management fee rate, which is 5 basis points lower than the current management fee rate, and the projected total net expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of each of Class A, Class M, Class C, Class Z, and the retail class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, and the projected total net expense ratio of Class I is at the median.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed a certain limit through December 31, 2024.

Based on its review, the Board concluded that the management fee and the projected total net expense ratio of each class of the fund continue to be fair and reasonable in light of the services that each fund receives and the other factors considered.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.   In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee and FMR will continue to contractually limit expenses. The Board will review economies of scale in connection with its consideration of future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the fund's Amended Contract should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904497.101
TBF-SANN-0423
Fidelity® Sustainable Low Duration Bond Fund

Semi-Annual Report
February 28, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 12.7%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 65.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 5.0552% 3/25/24 (b)(c)	50,000	50,003
0.9% 3/25/24	125,000	119,204
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 4.913% 3/22/24 (b)(c)	150,000	149,905
0.75% 3/22/24	75,000	71,468
		390,580
Media - 0.7%
Discovery Communications LLC 3.8% 3/13/24	50,000	49,057
Magallanes, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.1741% 3/15/24 (b)(c)(d)	50,000	50,342
3.428% 3/15/24 (d)	75,000	73,199
		172,598
TOTAL COMMUNICATION SERVICES		563,178
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 2.2%
American Honda Finance Corp. 3.55% 1/12/24	100,000	98,466
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 5.0719% 10/15/24 (b)(c)	75,000	74,412
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.1077% 3/8/24 (b)(c)	75,000	74,848
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.7531% 11/17/23 (b)(c)	50,000	50,037
1.7% 8/18/23	50,000	49,061
4.25% 5/15/23	50,000	49,890
5.1% 1/17/24	50,000	49,762
Toyota Motor Corp. 3.419% 7/20/23	50,000	49,669
		496,145
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.9745% 2/14/24 (b)(c)	155,000	154,779
Specialty Retail - 1.4%
AutoZone, Inc. 3.125% 7/15/23	180,000	178,477
The Home Depot, Inc.:
2.7% 4/1/23	105,000	104,781
3.75% 2/15/24	50,000	49,345
		332,603
TOTAL CONSUMER DISCRETIONARY		983,527
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Conagra Brands, Inc. 0.5% 8/11/23	75,000	73,403
ENERGY - 2.4%
Energy Equipment & Services - 0.6%
Baker Hughes Co. 1.231% 12/15/23	150,000	145,348
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp. 1.141% 5/11/23	50,000	49,621
ConocoPhillips Co. 2.125% 3/8/24	75,000	72,675
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.1834% 2/16/24 (b)(c)	50,000	49,895
0.55% 10/4/23	20,000	19,415
4% 10/1/23	75,000	74,360
Shell International Finance BV 3.5% 11/13/23	100,000	98,803
Spectra Energy Partners LP 4.75% 3/15/24	50,000	49,562
		414,331
TOTAL ENERGY		559,679
FINANCIALS - 37.7%
Banks - 22.4%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.2163% 2/4/25 (b)(c)	125,000	124,931
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.2301% 10/24/24 (b)(c)	100,000	100,073
0.523% 6/14/24 (b)	50,000	49,205
3.841% 4/25/25 (b)	100,000	97,933
4.125% 1/22/24	75,000	74,234
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 4.9036% 1/10/25 (b)(c)	108,000	107,814
3.3% 2/5/24	150,000	147,021
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 4.8969% 4/15/24 (b)(c)	50,000	50,001
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8925% 7/31/24 (b)(c)	50,000	49,934
0.55% 9/15/23	125,000	121,820
3.4% 2/11/24	75,000	73,575
BB&T Corp. 3.75% 12/6/23	375,000	371,285
BNP Paribas SA 3.25% 3/3/23	308,000	307,987
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 5.2168% 3/17/23 (b)(c)	105,000	105,026
0.45% 6/22/23	100,000	98,506
0.5% 12/14/23	125,000	120,423
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	190,000	189,238
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.1852% 1/25/26 (b)(c)	40,000	39,674
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 5.9232% 5/24/25 (b)(c)	50,000	50,359
0.981% 5/1/25 (b)	100,000	94,440
3.375% 3/1/23	108,000	108,000
Fifth Third Bancorp:
1.625% 5/5/23	233,000	231,511
3.65% 1/25/24	100,000	98,575
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 4.8313% 6/1/25 (b)(c)	50,000	49,812
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.9815% 3/16/24 (b)(c)	100,000	100,008
0.563% 2/16/25 (b)	50,000	47,413
0.697% 3/16/24 (b)	150,000	149,634
3.375% 5/1/23	100,000	99,704
4.023% 12/5/24 (b)	100,000	98,697
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 5.5186% 3/2/23 (b)(c)	75,000	75,000
3 month U.S. LIBOR + 0.860% 5.6819% 7/26/23 (b)(c)	25,000	25,054
3.455% 3/2/23	195,000	195,000
PNC Financial Services Group, Inc. 3.5% 1/23/24	125,000	123,038
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 4.7767% 10/7/24 (b)(c)	50,000	49,888
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 4.8666% 7/29/24 (b)(c)	50,000	49,925
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.9461% 10/26/23 (b)(c)	50,000	50,055
0.425% 1/19/24	50,000	47,924
1.6% 4/17/23	250,000	248,914
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.6748% 3/4/24 (b)(c)	50,000	49,952
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 5.2577% 3/8/24 (b)(c)	50,000	50,223
0.75% 6/12/23	200,000	197,626
2.35% 3/8/24	125,000	121,216
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.7538% 6/9/25 (b)(c)	50,000	49,612
Wells Fargo & Co.:
1.654% 6/2/24 (b)	108,000	106,932
3.75% 1/24/24	100,000	98,498
4.125% 8/15/23	265,000	263,799
		5,159,489
Capital Markets - 6.5%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 4.6912% 10/25/24 (b)(c)	150,000	149,178
0.35% 12/7/23	125,000	120,395
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.1779% 1/24/25 (b)(c)	80,000	79,878
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 5.7841% 3/15/24 (b)(c)	75,000	75,533
1.757% 1/24/25 (b)	100,000	96,254
3% 3/15/24	100,000	97,364
3.625% 2/20/24	75,000	73,654
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.0208% 11/10/23 (b)(c)	50,000	49,993
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.1251% 1/24/25 (b)(c)	50,000	49,890
0.791% 1/22/25 (b)	225,000	215,155
3.62% 4/17/25 (b)	50,000	48,843
3.737% 4/24/24 (b)	50,000	49,853
State Street Corp.:
3.1% 5/15/23	100,000	99,542
3.7% 11/20/23	200,000	197,721
3.776% 12/3/24 (b)	100,000	98,718
		1,501,971
Consumer Finance - 4.8%
Ally Financial, Inc.:
1.45% 10/2/23	50,000	48,734
3.875% 5/21/24	50,000	48,957
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 4.7786% 11/3/23 (b)(c)	105,000	104,814
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 5.2686% 5/3/24 (b)(c)	50,000	50,159
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.9054% 5/9/25 (b)(c)	45,000	44,988
1.343% 12/6/24 (b)	75,000	72,287
2.6% 5/11/23	203,000	202,003
3.9% 1/29/24	175,000	172,494
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 4.7747% 1/11/24 (b)(c)	50,000	49,978
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.0717% 12/29/23 (b)(c)	57,000	57,209
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.033% 3/22/24 (b)(c)	50,000	50,108
0.5% 8/14/23	75,000	73,463
2.9% 3/30/23	125,000	124,776
		1,099,970
Diversified Financial Services - 2.2%
AIG Global Funding 0.8% 7/7/23 (d)	175,000	172,473
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.2511% 5/24/24 (b)(c)(d)	75,000	74,539
0.95% 1/8/24 (d)	100,000	96,105
Equitable Holdings, Inc. 3.9% 4/20/23	50,000	49,869
Jackson Financial, Inc. 1.125% 11/22/23	100,000	96,916
		489,902
Insurance - 1.8%
Equitable Financial Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 4.8301% 4/6/23 (b)(c)(d)	75,000	74,974
0.5% 11/17/23 (d)	50,000	48,229
Lincoln National Corp. 4% 9/1/23	100,000	99,218
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	75,000	73,740
4.05% 10/15/23	75,000	74,358
New York Life Global Funding 1.1% 5/5/23 (d)	50,000	49,606
		420,125
TOTAL FINANCIALS		8,671,457
HEALTH CARE - 5.2%
Biotechnology - 0.6%
AbbVie, Inc.:
2.85% 5/14/23	25,000	24,891
3.85% 6/15/24	50,000	49,060
Amgen, Inc. 5.25% 3/2/25 (e)	75,000	74,833
		148,784
Health Care Providers & Services - 2.6%
Cigna Group:
0.613% 3/15/24	125,000	119,022
3% 7/15/23	50,000	49,525
3.75% 7/15/23	50,000	49,655
CVS Health Corp. 4% 12/5/23	100,000	99,153
Elevance Health, Inc. 0.45% 3/15/23	25,000	24,958
Humana, Inc. 0.65% 8/3/23	100,000	98,035
UnitedHealth Group, Inc.:
2.875% 3/15/23	75,000	74,938
3.5% 6/15/23	75,000	74,677
		589,963
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.9846% 10/18/24 (b)(c)	115,000	114,885
Pharmaceuticals - 1.5%
AstraZeneca PLC 3.5% 8/17/23	100,000	99,127
Bristol-Myers Squibb Co. 0.537% 11/13/23	75,000	72,559
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	175,000	172,408
		344,094
TOTAL HEALTH CARE		1,197,726
INDUSTRIALS - 1.4%
Machinery - 1.1%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 4.6365% 9/13/24 (b)(c)	200,000	199,522
3.75% 11/24/23	50,000	49,541
		249,063
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.7% 2/15/24	30,000	28,588
3% 9/15/23	50,000	49,352
		77,940
TOTAL INDUSTRIALS		327,003
INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.45% 6/15/23	25,000	24,982
IT Services - 0.2%
The Western Union Co. 4.25% 6/9/23	50,000	49,808
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6746% 10/1/24 (b)(c)	50,000	49,496
Software - 2.7%
Microsoft Corp.:
2.375% 5/1/23	50,000	49,776
3.625% 12/15/23	100,000	98,892
Oracle Corp. 3.625% 7/15/23	150,000	149,179
Roper Technologies, Inc.:
2.35% 9/15/24	75,000	71,596
3.65% 9/15/23	200,000	197,880
VMware, Inc. 0.6% 8/15/23	50,000	48,913
		616,236
TOTAL INFORMATION TECHNOLOGY		740,522
MATERIALS - 0.9%
Chemicals - 0.9%
The Mosaic Co. 4.25% 11/15/23	205,000	203,443
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Federal Realty Investment Trust 3.95% 1/15/24	100,000	98,525
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 4.8747% 1/11/24 (b)(c)	105,000	104,746
		203,271
UTILITIES - 6.6%
Electric Utilities - 5.4%
Alabama Power Co. 3.55% 12/1/23	125,000	123,113
Duke Energy Carolinas LLC 3.05% 3/15/23	75,000	74,938
Duke Energy Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6101% 6/10/23 (b)(c)	155,000	154,869
3.75% 4/15/24	100,000	98,135
Edison International 2.95% 3/15/23	25,000	24,973
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.8037% 8/15/23 (b)(c)	80,000	79,841
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 4.7164% 6/28/24 (b)(c)	105,000	103,575
NextEra Energy Capital Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.9486% 11/3/23 (b)(c)	50,000	49,979
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 4.8363% 3/1/23 (b)(c)	100,000	100,000
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.2546% 4/1/24 (b)(c)	75,000	74,903
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.9251% 5/10/23 (b)(c)	45,000	44,982
0.6% 2/26/24	50,000	47,612
2.95% 7/1/23	75,000	74,374
Tampa Electric Co. 3.875% 7/12/24	85,000	83,031
Virginia Electric & Power Co.:
2.75% 3/15/23	50,000	49,953
3.45% 2/15/24	50,000	49,028
		1,233,306
Gas Utilities - 0.2%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 5.1027% 9/14/23 (b)(c)	50,000	49,929
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.2048% 5/13/24 (b)(c)	75,000	74,640
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 5.299% 9/15/23 (b)(c)	150,000	149,991
		224,631
TOTAL UTILITIES		1,507,866
TOTAL NONCONVERTIBLE BONDS (Cost $15,046,914)		15,031,075

U.S. Treasury Obligations - 30.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.72% to 5.03% 6/15/23 to 1/25/24	6,800,000	6,603,285
U.S. Treasury Notes 3% 6/30/24	500,000	486,484
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,103,260)		7,089,769

Asset-Backed Securities - 3.5%
	Principal Amount (a)	Value ($)
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A2, 5.27% 2/25/25	38,000	37,985
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.0041% 12/26/24 (b)(c)	16,166	16,174
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	23,964	23,489
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	50,000	49,953
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	6,583	6,359
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.0012% 5/15/25 (b)(c)	4,946	4,947
Series 2022-3 Class A2A, 3.81% 9/15/25	16,187	16,055
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	34,000	33,901
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (d)	48,000	47,712
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.0012% 10/15/24 (b)(c)	5,492	5,495
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (d)	100,000	98,393
Series 2022-C Class A2A, 4.52% 4/15/25	24,000	23,897
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	26,000	25,961
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 5.0012% 2/15/25 (b)(c)	11,841	11,849
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	24,741	24,177
Series 2022-2 Class A2, 2.93% 10/21/24	7,225	7,136
Series 2023-A Class A2A, 5.27% 6/20/25	56,000	55,989
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	25,000	24,968
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	23,244	23,011
Series 2022-4 Class A2A, 4.6% 11/17/25	25,000	24,858
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	19,260	19,081
Series 2022-C, Class A2A, 5.35% 11/17/25	63,000	62,990
Mercedes-Benz Auto Receivables Series 2023-1 Class A2, 5.09% 1/15/26	32,000	31,924
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	69,000	68,964
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	52,000	51,882
World Omni Auto Receivables Trust Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 4.9712% 10/15/25 (b)(c)	11,032	11,036
TOTAL ASSET-BACKED SECURITIES (Cost $810,028)		808,186

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Truist Bank 3.689% 8/2/24 (b) (Cost $74,419)	75,000	74,411

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (f) (Cost $152,175)	152,145	152,175

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $23,186,796)	23,155,616
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(140,631)
NET ASSETS - 100.0%	23,014,985

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $785,572 or 3.4% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	826,951	14,619,288	15,294,064	12,215	-	-	152,175	0.0%
Total	826,951	14,619,288	15,294,064	12,215	-	-	152,175

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	15,031,075	-	15,031,075	-

U.S. Government and Government Agency Obligations	7,089,769	-	7,089,769	-

Asset-Backed Securities	808,186	-	808,186	-

Bank Notes	74,411	-	74,411	-

Money Market Funds	152,175	152,175	-	-
Total Investments in Securities:	23,155,616	152,175	23,003,441	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $23,034,621)	$23,003,441
Fidelity Central Funds (cost $152,175)	152,175

Total Investment in Securities (cost $23,186,796)		$23,155,616
Cash		103,333
Receivable for fund shares sold		40,182
Interest receivable		111,512
Distributions receivable from Fidelity Central Funds		2,289
Receivable from investment adviser for expense reductions		1,231
Total assets		23,414,163
Liabilities
Payable for investments purchased
Regular delivery	$292,013
Delayed delivery	74,951
Payable for fund shares redeemed	18,791
Distributions payable	5,148
Accrued management fee	5,559
Distribution and service plan fees payable	1,272
Other affiliated payables	1,444
Total Liabilities		399,178
Net Assets		$23,014,985
Net Assets consist of:
Paid in capital		$22,904,575
Total accumulated earnings (loss)		110,410
Net Assets		$23,014,985

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,726,165 ÷ 372,015 shares) (a)		$10.02
Maximum offering price per share (100/98.50 of $10.02)		$10.17
Class M :
Net Asset Value and redemption price per share ($671,247 ÷ 67,017 shares) (a)		$10.02
Maximum offering price per share (100/98.50 of $10.02)		$10.17
Class C :
Net Asset Value and offering price per share ($897,601 ÷ 89,664 shares) (a)		$10.01
Fidelity Sustainable Low Duration Bond Fund :
Net Asset Value , offering price and redemption price per share ($8,297,526 ÷ 828,392 shares)		$10.02
Class I :
Net Asset Value , offering price and redemption price per share ($561,562 ÷ 56,065 shares)		$10.02
Class Z :
Net Asset Value , offering price and redemption price per share ($8,860,884 ÷ 884,609 shares)		$10.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$357,194
Income from Fidelity Central Funds		12,215
Total Income		369,409
Expenses
Management fee	$28,098
Transfer agent fees	7,278
Distribution and service plan fees	6,583
Independent trustees' fees and expenses	28
Total expenses before reductions	41,987
Expense reductions	(4,315)
Total expenses after reductions		37,672
Net Investment income (loss)		331,737
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,668)
Total net realized gain (loss)		(9,668)
Change in net unrealized appreciation (depreciation) on investment securities		(1,290)
Net gain (loss)		(10,958)
Net increase (decrease) in net assets resulting from operations		$320,779
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	For the period April 13, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$331,737	$36,746
Net realized gain (loss)	(9,668)	(775)
Change in net unrealized appreciation (depreciation)	(1,290)	(29,890)
Net increase (decrease) in net assets resulting from operations	320,779	6,081
Distributions to shareholders	(190,475)	(25,975)
Share transactions - net increase (decrease)	13,892,720	9,011,855
Total increase (decrease) in net assets	14,023,024	8,991,961

Net Assets
Beginning of period	8,991,961	-
End of period	$23,014,985	$8,991,961

Financial Highlights
Fidelity Advisor® Sustainable Low Duration Bond Fund Class A

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.171	.053
Net realized and unrealized gain (loss)	(.018)	(.058)
Total from investment operations	.153	(.005)
Distributions from net investment income	(.093)	(.035)
Total distributions	(.093)	(.035)
Net asset value, end of period	$10.02	$9.96
Total Return D,E,F	1.54%	(.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.57% I	.51% I
Expenses net of fee waivers, if any	.55% I	.51% I
Expenses net of all reductions	.55% I	.51% I
Net investment income (loss)	3.48% I	1.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,726	$1,730
Portfolio turnover rate J	12% I	5% K

A For the period April 13, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Advisor® Sustainable Low Duration Bond Fund Class M

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.171	.054
Net realized and unrealized gain (loss)	(.018)	(.059)
Total from investment operations	.153	(.005)
Distributions from net investment income	(.093)	(.035)
Total distributions	(.093)	(.035)
Net asset value, end of period	$10.02	$9.96
Total Return D,E,F	1.55%	(.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.53% I	.51% I
Expenses net of fee waivers, if any	.53% I	.51% I
Expenses net of all reductions	.53% I	.51% I
Net investment income (loss)	3.50% I	1.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$671	$515
Portfolio turnover rate J	12% I	5% K

A For the period April 13, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Advisor® Sustainable Low Duration Bond Fund Class C

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.129	.021
Net realized and unrealized gain (loss)	(.018)	(.064)
Total from investment operations	.111	(.043)
Distributions from net investment income	(.051)	(.007)
Total distributions	(.051)	(.007)
Net asset value, end of period	$10.01	$9.95
Total Return D,E,F	1.11%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.40% I	1.36% I
Expenses net of fee waivers, if any	1.40% I	1.36% I
Expenses net of all reductions	1.40% I	1.36% I
Net investment income (loss)	2.63% I	.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$898	$759
Portfolio turnover rate J	12% I	5% K

A For the period April 13, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Sustainable Low Duration Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.179	.059
Net realized and unrealized gain (loss)	(.017)	(.058)
Total from investment operations	.162	.001
Distributions from net investment income	(.102)	(.041)
Total distributions	(.102)	(.041)
Net asset value, end of period	$10.02	$9.96
Total Return D,E	1.64%	.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.41% H	.39% H
Expenses net of fee waivers, if any	.35% H	.35% H
Expenses net of all reductions	.35% H	.35% H
Net investment income (loss)	3.68% H	1.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$8,298	$4,499
Portfolio turnover rate I	12% H	5% J

A For the period April 13, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Fidelity Advisor® Sustainable Low Duration Bond Fund Class I

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.180	.060
Net realized and unrealized gain (loss)	(.018)	(.059)
Total from investment operations	.162	.001
Distributions from net investment income	(.102)	(.041)
Total distributions	(.102)	(.041)
Net asset value, end of period	$10.02	$9.96
Total Return D,E	1.64%	.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H	.37% H
Expenses net of fee waivers, if any	.35% H	.35% H
Expenses net of all reductions	.35% H	.35% H
Net investment income (loss)	3.69% H	1.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$562	$526
Portfolio turnover rate I	12% H	5% J

A For the period April 13, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.181	.061
Net realized and unrealized gain (loss)	(.017)	(.058)
Total from investment operations	.164	.003
Distributions from net investment income	(.104)	(.043)
Total distributions	(.104)	(.043)
Net asset value, end of period	$10.02	$9.96
Total Return D,E	1.66%	.03%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36% H	.35% H
Expenses net of fee waivers, if any	.30% H	.30% H
Expenses net of all reductions	.30% H	.30% H
Net investment income (loss)	3.73% H	1.61% H
Supplemental Data
Net assets, end of period (000 omitted)	$8,861	$962
Portfolio turnover rate I	12% H	5% J

A For the period April 13, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Sustainable Low Duration Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Sustainable Low Duration Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$99,332
Gross unrealized depreciation	(17,727)
Net unrealized appreciation (depreciation)	$81,605
Tax cost	$23,074,011

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Low Duration Bond Fund	7,080,293	438,697

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

During March 2023, the Board approved changes to the management fee effective April 1, 2023. The Fund will pay a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser will pay all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.15%	$1,986	$644
Class M	- %	.15%	476	378
Class C	.75%	.25%	4,121	3,210
			$6,583	$4,232

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$159

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$1,408.11
Class M	231.07
Class C	326.08
Fidelity Sustainable Low Duration Bond Fund	3,174.10
Class I	191.07
Class Z	1,948.05
	$7,278
A   Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below.   Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.55%	$161
Class M	.55%	-
Class C	1.40%	-
Fidelity Sustainable Low Duration Bond Fund	.35%	1,727
Class I	.35%	67
Class Z	.30%	2,067
		$4,022

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $293.

Effective April 1, 2023, the investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceed certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such proxy and shareholder meeting expenses, are excluded from this reimbursement.

Expense Limitations
Class A	.45%
Class M	.45%
Class C	1.30%
Fidelity Limited Term Bond Fund	.25%
Class I	.25%
Class Z	.20%

7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022 A
Fidelity Sustainable Low Duration Bond Fund
Distributions to shareholders
Class A	$25,388	$4,872
Class M	5,985	1,800
Class C	4,225	563
Fidelity Sustainable Low Duration Bond Fund	65,455	14,311
Class I	5,485	2,146
Class Z	83,937	2,283
Total	$190,475	$25,975
A   For the period April 13, 2022 (commencement of operations) through August 31, 2022.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022 A	Six months ended February 28, 2023	Year ended August 31, 2022 A
Fidelity Sustainable Low Duration Bond Fund
Class A
Shares sold	336,465	189,715	$3,353,435	$1,891,861
Reinvestment of distributions	2,537	485	25,330	4,830
Shares redeemed	(140,681)	(16,506)	(1,401,718)	(164,308)
Net increase (decrease)	198,321	173,694	$1,977,047	$1,732,383
Class M
Shares sold	14,718	51,520	$146,470	$515,153
Reinvestment of distributions	600	181	5,985	1,799
Shares redeemed	(2)	-	(15)	-
Net increase (decrease)	15,316	51,701	$152,440	$516,952
Class C
Shares sold	14,035	76,426	$139,792	$763,276
Reinvestment of distributions	423	57	4,225	562
Shares redeemed	(1,084)	(193)	(10,807)	(1,921)
Net increase (decrease)	13,374	76,290	$133,210	$761,917
Fidelity Sustainable Low Duration Bond Fund
Shares sold	643,456	456,050	$6,420,056	$4,551,570
Reinvestment of distributions	6,232	1,410	62,203	14,040
Shares redeemed	(273,021)	(5,735)	(2,725,398)	(57,099)
Net increase (decrease)	376,667	451,725	$3,756,861	$4,508,511
Class I
Shares sold	5,703	52,639	$56,937	$526,334
Reinvestment of distributions	544	215	5,424	2,146
Shares redeemed	(3,036)	-	(30,288)	-
Net increase (decrease)	3,211	52,854	$32,073	$528,480
Class Z
Shares sold	905,375	96,323	$9,014,827	$961,329
Reinvestment of distributions	5,825	229	58,161	2,283
Shares redeemed	(123,143)	-	(1,231,899)	-
Net increase (decrease)	788,057	96,552	$7,841,089	$963,612
A   For the period April 13, 2022 (commencement of operations) through August 31, 2022.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity® Sustainable Low Duration Bond Fund
Class A **	.55%
Actual		$ 1,000	$ 1,015.40	$ 2.75
Hypothetical- B		$ 1,000	$ 1,022.07	$ 2.76
Class M **	.53%
Actual		$ 1,000	$ 1,015.50	$ 2.65
Hypothetical- B		$ 1,000	$ 1,022.17	$ 2.66
Class C **	1.40%
Actual		$ 1,000	$ 1,011.10	$ 6.98
Hypothetical- B		$ 1,000	$ 1,017.85	$ 7.00
Fidelity® Sustainable Low Duration Bond Fund **	.35%
Actual		$ 1,000	$ 1,016.40	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.06	$ 1.76
Class I **	.35%
Actual		$ 1,000	$ 1,016.40	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.06	$ 1.76
Class Z **	.30%
Actual		$ 1,000	$ 1,016.60	$ 1.50
Hypothetical- B		$ 1,000	$ 1,023.31	$ 1.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective April 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Sustainable Low Duration Bond Fund
Class A	.45%
Actual		$ 2.25
Hypothetical - B		$ 2.26
Class M	.45%
Actual		$ 2.25
Hypothetical - B		$ 2.26
Class C	1.30%
Actual		$ 6.48
Hypothetical - B		$ 6.51
Fidelity® Sustainable Low Duration Bond Fund	.25%
Actual		$ 1.25
Hypothetical - B		$ 1.25
Class I	.25%
Actual		$ 1.25
Hypothetical - B		$ 1.25
Class Z	.20%
Actual		$ 1.00
Hypothetical - B		$ 1.00

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904901.100
SLD-SANN-0423
Fidelity® Sustainable Core Plus Bond Fund

Semi-Annual Report
February 28, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 15.6%
Futures - 1.4%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 40.6%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		5,000	4,592
3.375% 8/15/26		32,000	20,451
			25,043
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DraftKings, Inc. 0% 3/15/28		4,000	2,772

Internet & Direct Marketing Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		3,000	2,226

TOTAL CONSUMER DISCRETIONARY			4,998

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Oak Street Health, Inc. 0% 3/15/26		2,000	1,850

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MicroStrategy, Inc. 0% 2/15/27		5,000	2,340

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		16,000	9,622

TOTAL CONVERTIBLE BONDS			43,853
Nonconvertible Bonds - 40.5%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.5%
Altice France SA 5.125% 7/15/29 (b)		10,000	7,716
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		10,000	10,113
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		46,000	28,916
TELUS Corp. 3.4% 5/13/32		130,000	110,819
Verizon Communications, Inc.:
2.355% 3/15/32		70,000	55,031
3.875% 3/1/52		270,000	206,738
Virgin Media Finance PLC 5% 7/15/30 (b)		8,000	6,520
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)		18,000	11,339
			437,192
Entertainment - 0.4%
The Walt Disney Co. 2.65% 1/13/31		140,000	119,244

Media - 1.2%
Altice Financing SA 5.75% 8/15/29 (b)		29,000	23,716
Altice France Holding SA 6% 2/15/28 (b)		32,000	22,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		25,000	18,714
4.75% 2/1/32(b)		47,000	38,070
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		10,000	8,940
DISH DBS Corp. 5.75% 12/1/28 (b)		2,000	1,598
DISH Network Corp. 11.75% 11/15/27 (b)		6,000	6,079
Magallanes, Inc.:
4.279% 3/15/32(b)		135,000	116,547
5.141% 3/15/52(b)		141,000	110,530
TEGNA, Inc. 4.75% 3/15/26 (b)		8,000	7,600
UPC Broadband Finco BV 4.875% 7/15/31 (b)		8,000	6,754
			360,548
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 4.5% 4/27/31 (b)		13,000	10,498
Rogers Communications, Inc.:
3.2% 3/15/27(b)		60,000	55,168
4.55% 3/15/52(b)		70,000	55,828
			121,494
TOTAL COMMUNICATION SERVICES			1,038,478

CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.0%
Patrick Industries, Inc. 4.75% 5/1/29 (b)		12,000	10,201

Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29		40,000	38,410
McLaren Finance PLC 7.5% 8/1/26 (b)		4,000	3,101
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(d)		18,000	17,550
			59,061
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		10,000	9,205
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		11,000	10,700
Sotheby's 7.375% 10/15/27 (b)		10,000	9,434
StoneMor, Inc. 8.5% 5/15/29 (b)		6,000	4,338
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		42,000	39,070
			72,747
Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29(b)		13,000	11,025
4% 10/15/30(b)		5,000	4,130
Carnival Corp. 6% 5/1/29 (b)		35,000	27,143
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		8,000	6,680
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		26,000	21,346
Life Time, Inc. 8% 4/15/26 (b)		10,000	9,636
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		12,000	9,275
Royal Caribbean Cruises Ltd. 5.5% 4/1/28 (b)		24,000	20,918
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		30,000	27,939
Yum! Brands, Inc. 4.625% 1/31/32		34,000	30,054
			168,146
Household Durables - 0.3%
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	100,000	85,064

Internet & Direct Marketing Retail - 0.2%
Match Group Holdings II LLC 4.625% 6/1/28 (b)		10,000	8,883
Uber Technologies, Inc.:
4.5% 8/15/29(b)		65,000	57,465
8% 11/1/26(b)		2,000	2,030
			68,378
Multiline Retail - 0.0%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		4,000	3,633
Nordstrom, Inc. 4.375% 4/1/30		6,000	4,733
			8,366
Specialty Retail - 1.7%
At Home Group, Inc. 4.875% 7/15/28 (b)		8,000	5,880
Bath & Body Works, Inc. 6.95% 3/1/33		8,000	6,960
Carvana Co. 4.875% 9/1/29 (b)		30,000	14,191
LBM Acquisition LLC 6.25% 1/15/29 (b)		10,000	7,125
Lowe's Companies, Inc.:
3.75% 4/1/32		130,000	115,160
4.25% 4/1/52		130,000	102,360
Michaels Companies, Inc. 5.25% 5/1/28 (b)		24,000	19,974
The Home Depot, Inc. 3.25% 4/15/32		130,000	113,884
TJX Companies, Inc. 3.875% 4/15/30		120,000	112,855
Upbound Group, Inc. 6.375% 2/15/29 (b)		14,000	12,010
Victoria's Secret & Co. 4.625% 7/15/29 (b)		8,000	6,524
			516,923
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. 4.125% 8/15/31 (b)		18,000	14,760
Hanesbrands, Inc. 4.625% 5/15/24 (b)		10,000	9,993
Tapestry, Inc. 3.05% 3/15/32		140,000	111,240
			135,993
TOTAL CONSUMER DISCRETIONARY			1,124,879

CONSUMER STAPLES - 1.3%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		12,000	9,565

Food & Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		12,000	11,011
4.875% 2/15/30(b)		6,000	5,384
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		150,000	101,935
U.S. Foods, Inc. 4.625% 6/1/30 (b)		8,000	6,988
			125,318
Food Products - 0.9%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,831
General Mills, Inc. 2.25% 10/14/31		290,000	232,529
Post Holdings, Inc. 4.5% 9/15/31 (b)		10,000	8,421
TreeHouse Foods, Inc. 4% 9/1/28		8,000	6,861
			252,642
TOTAL CONSUMER STAPLES			387,525

ENERGY - 1.1%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		12,000	11,391
CGG SA 8.75% 4/1/27 (b)		18,000	15,770
Oceaneering International, Inc. 6% 2/1/28		12,000	11,383
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)		2,000	2,041
Transocean, Inc. 8.75% 2/15/30 (b)		5,000	5,088
Weatherford International Ltd. 8.625% 4/30/30 (b)		8,000	7,989
			53,662
Multi Industry Energy - 0.0%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)		10,000	9,375

Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp. 7.125% 2/1/26 (b)		26,000	26,196
CNX Resources Corp.:
6% 1/15/29(b)		4,000	3,627
7.375% 1/15/31(b)		5,000	4,764
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)		25,000	22,743
CVR Energy, Inc. 5.25% 2/15/25 (b)		38,000	36,480
EG Global Finance PLC 6.75% 2/7/25 (b)		15,000	13,538
Energean PLC 6.5% 4/30/27 (b)		10,000	9,200
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		6,000	5,550
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		10,000	9,075
MEG Energy Corp. 5.875% 2/1/29 (b)		30,000	27,980
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		56,000	51,240
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		8,000	7,720
Parkland Corp. 4.625% 5/1/30 (b)		15,000	12,488
SM Energy Co. 6.5% 7/15/28		8,000	7,380
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		14,000	12,287
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)		5,000	4,642
Teine Energy Ltd. 6.875% 4/15/29 (b)		18,000	16,461
			271,371
TOTAL ENERGY			334,408

FINANCIALS - 11.8%
Banks - 7.0%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	95,752
Banco Bilbao Vizcaya Argentaria SA 1% 1/16/30 (Reg. S) (c)	EUR	100,000	96,699
Bank of America Corp.:
2.456% 10/22/25(c)		260,000	246,731
2.687% 4/22/32(c)		70,000	56,772
5.015% 7/22/33(c)		168,000	161,633
6.204% 11/10/28(c)		50,000	51,409
Citigroup, Inc.:
2.014% 1/25/26(c)		260,000	242,471
4.91% 5/24/33(c)		90,000	85,292
ING Groep NV 1.4% 7/1/26 (b)(c)		200,000	181,194
Intesa Sanpaolo SpA 4% 9/23/29 (b)		210,000	183,690
JPMorgan Chase & Co.:
0.768% 8/9/25(c)		260,000	241,432
2.963% 1/25/33(c)		70,000	57,676
4.586% 4/26/33(c)		142,000	132,341
4.912% 7/25/33(c)		28,000	26,810
KBC Group NV 0.5% 12/3/29 (c)	EUR	100,000	96,917
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	102,507
Santander Holdings U.S.A., Inc. 5.807% 9/9/26 (c)		35,000	34,994
			2,094,320
Capital Markets - 2.4%
Coinbase Global, Inc.:
3.375% 10/1/28(b)		8,000	5,240
3.625% 10/1/31(b)		5,000	3,015
Goldman Sachs Group, Inc.:
3.102% 2/24/33(c)		109,000	89,845
3.615% 3/15/28(c)		130,000	120,647
Hightower Holding LLC 6.75% 4/15/29 (b)		10,000	8,459
Morgan Stanley:
0.864% 10/21/25(c)		270,000	248,704
2.943% 1/21/33(c)		70,000	57,281
4.889% 7/20/33(c)		68,000	64,567
State Street Corp. 3.031% 11/1/34 (c)		130,000	111,131
StoneX Group, Inc. 8.625% 6/15/25 (b)		6,000	6,035
			714,924
Consumer Finance - 0.5%
Ally Financial, Inc. 2.2% 11/2/28		140,000	114,055
OneMain Finance Corp. 3.875% 9/15/28		46,000	36,570
			150,625
Diversified Financial Services - 0.0%
Altus Midstream LP 5.875% 6/15/30 (b)		5,000	4,621

Insurance - 1.8%
AIA Group Ltd. 3.375% 4/7/30 (b)		200,000	180,314
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		200,000	174,210
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		210,000	168,387
			522,911
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		8,000	7,299

Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. 6.625% 3/15/25		8,000	7,994

TOTAL FINANCIALS			3,502,694

HEALTH CARE - 3.2%
Biotechnology - 0.8%
Amgen, Inc. 3% 2/22/29		260,000	231,344
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		10,000	6,050
			237,394
Health Care Providers & Services - 1.3%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)		8,000	5,600
Cano Health, Inc. 6.25% 10/1/28 (b)		15,000	9,750
Cigna Group 3.4% 3/15/51		150,000	105,211
Community Health Systems, Inc.:
4.75% 2/15/31(b)		34,000	26,265
5.25% 5/15/30(b)		15,000	12,002
6.875% 4/15/29(b)		10,000	6,994
8% 3/15/26(b)		5,000	4,875
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)		16,000	12,082
Encompass Health Corp. 4.625% 4/1/31		10,000	8,551
HealthEquity, Inc. 4.5% 10/1/29 (b)		18,000	15,732
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		8,000	8,129
Humana, Inc. 3.7% 3/23/29		130,000	117,942
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		20,000	17,644
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)		12,000	7,876
Tenet Healthcare Corp. 6.125% 10/1/28		45,000	41,625
			400,278
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		10,000	7,909

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		3,000	2,605

Pharmaceuticals - 1.1%
AstraZeneca Finance LLC 1.75% 5/28/28		140,000	119,945
Bristol-Myers Squibb Co. 2.95% 3/15/32		70,000	60,431
Catalent Pharma Solutions 3.5% 4/1/30 (b)		18,000	15,634
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		2,000	1,550
Zoetis, Inc. 2% 5/15/30		140,000	114,734
			312,294
TOTAL HEALTH CARE			960,480

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6% 2/15/28 (b)		27,000	25,297
Howmet Aerospace, Inc. 3% 1/15/29		3,000	2,576
Triumph Group, Inc.:
8.875% 6/1/24(b)		10,000	10,403
9% 3/15/28(b)(e)		10,000	10,000
			48,276
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/30 (b)		10,000	9,601

Building Products - 0.4%
Carrier Global Corp. 2.493% 2/15/27		130,000	117,171
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		8,000	5,800
			122,971
Commercial Services & Supplies - 0.3%
APX Group, Inc. 5.75% 7/15/29 (b)		12,000	10,054
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		14,000	11,714
Covanta Holding Corp. 4.875% 12/1/29 (b)		38,000	32,097
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		2,000	1,949
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,727
Stericycle, Inc.:
3.875% 1/15/29(b)		24,000	20,574
5.375% 7/15/24(b)		16,000	15,765
			96,880
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		12,000	11,476
Pike Corp. 5.5% 9/1/28 (b)		4,000	3,471
Railworks Holdings LP 8.25% 11/15/28 (b)		10,000	9,357
			24,304
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		8,000	6,964
Regal Rexnord Corp.:
6.05% 4/15/28(b)		2,000	1,956
6.3% 2/15/30(b)		2,000	1,957
Sensata Technologies BV 4% 4/15/29 (b)		8,000	7,056
			17,933
Industrial Conglomerates - 0.6%
Honeywell International, Inc. 1.75% 9/1/31		140,000	110,764
Trane Technologies Financing Ltd. 5.25% 3/3/33 (e)		50,000	49,633
			160,397
Machinery - 0.8%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29		130,000	119,708
Otis Worldwide Corp. 2.565% 2/15/30		140,000	117,963
Vertical Holdco GmbH 7.625% 7/15/28 (b)		7,000	6,425
			244,096
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		10,000	7,525

Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		3,000	2,482

Road & Rail - 0.0%
Hertz Corp. 4.625% 12/1/26 (b)		12,000	10,686

Trading Companies & Distributors - 0.0%
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		12,000	10,717

TOTAL INDUSTRIALS			755,868

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		16,000	13,040
HTA Group Ltd. 7% 12/18/25 (b)		8,000	7,562
			20,602
Electronic Equipment & Components - 0.4%
Coherent Corp. 5% 12/15/29 (b)		10,000	8,761
Dell International LLC/EMC Corp. 6.2% 7/15/30		110,000	111,687
			120,448
IT Services - 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		28,000	23,458
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)		4,000	2,435
Tempo Acquisition LLC 5.75% 6/1/25 (b)		6,000	5,940
Twilio, Inc. 3.625% 3/15/29		18,000	15,121
Virtusa Corp. 7.125% 12/15/28 (b)		12,000	9,966
			56,920
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom, Inc. 2.6% 2/15/33 (b)		10,000	7,558
Entegris Escrow Corp. 5.95% 6/15/30 (b)		20,000	18,602
Entegris, Inc. 3.625% 5/1/29 (b)		28,000	23,218
Micron Technology, Inc. 2.703% 4/15/32		140,000	106,225
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		140,000	109,851
onsemi 3.875% 9/1/28 (b)		2,000	1,758
			267,212
Software - 0.2%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		8,000	6,920
Elastic NV 4.125% 7/15/29 (b)		28,000	22,979
Gen Digital, Inc. 5% 4/15/25 (b)		14,000	13,599
MicroStrategy, Inc. 6.125% 6/15/28 (b)		4,000	3,320
NCR Corp. 6.125% 9/1/29 (b)		15,000	14,588
Open Text Corp. 3.875% 12/1/29 (b)		14,000	11,300
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,114
4.125% 12/1/31(b)		1,000	796
			77,616
TOTAL INFORMATION TECHNOLOGY			542,798

MATERIALS - 1.5%
Chemicals - 0.8%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		150,000	115,816
Methanex Corp.:
5.125% 10/15/27		10,000	9,399
5.65% 12/1/44		30,000	24,450
NOVA Chemicals Corp.:
4.875% 6/1/24(b)		10,000	9,801
5.25% 6/1/27(b)		10,000	9,000
Nufarm Australia Ltd. 5% 1/27/30 (b)		10,000	8,730
Olympus Water U.S. Holding Corp. 6.25% 10/1/29 (b)		18,000	14,590
The Chemours Co. LLC 4.625% 11/15/29 (b)		43,000	34,898
			226,684
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		2,000	1,909
VM Consolidated, Inc. 5.5% 4/15/29 (b)		28,000	24,796
			26,705
Containers & Packaging - 0.2%
Berry Global, Inc. 5.625% 7/15/27 (b)		30,000	28,875
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		10,000	9,541
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		10,000	9,550
			47,966
Metals & Mining - 0.4%
ATI, Inc. 4.875% 10/1/29		12,000	10,744
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)		6,000	4,541
Eldorado Gold Corp. 6.25% 9/1/29 (b)		10,000	8,793
ERO Copper Corp. 6.5% 2/15/30 (b)		22,000	18,618
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		10,000	9,356
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)		20,000	18,900
IAMGOLD Corp. 5.75% 10/15/28 (b)		6,000	4,485
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		14,000	13,545
Mineral Resources Ltd. 8.5% 5/1/30 (b)		24,000	24,029
			113,011
Paper & Forest Products - 0.0%
Domtar Corp. 6.75% 10/1/28 (b)		8,000	7,200
Mercer International, Inc. 5.125% 2/1/29		10,000	8,200
			15,400
TOTAL MATERIALS			429,766

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		220,000	168,309
Boston Properties, Inc.:
2.45% 10/1/33		220,000	160,656
6.75% 12/1/27		19,000	19,720
Corporate Office Properties LP 2% 1/15/29		150,000	115,468
Hudson Pacific Properties LP 5.95% 2/15/28		122,000	113,413
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		10,000	7,475
5% 10/15/27		48,000	39,400
Prologis LP 2.875% 11/15/29		200,000	173,573
SBA Communications Corp. 3.125% 2/1/29		7,000	5,780
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)		5,000	5,001
Uniti Group, Inc. 6% 1/15/30 (b)		34,000	21,073
WP Carey, Inc. 2.45% 2/1/32		220,000	173,842
			1,003,710
Real Estate Management & Development - 0.7%
CBRE Group, Inc. 2.5% 4/1/31		140,000	113,768
Howard Hughes Corp. 4.375% 2/1/31 (b)		15,000	12,222
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		6,000	4,110
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		14,000	12,355
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	77,070
			219,525
TOTAL REAL ESTATE			1,223,235

UTILITIES - 5.9%
Electric Utilities - 2.4%
Duke Energy Carolinas LLC 3.95% 11/15/28		170,000	162,014
NextEra Energy Capital Holdings, Inc. 1.9% 6/15/28		130,000	109,900
Northern States Power Co. 2.25% 4/1/31		210,000	173,359
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		130,000	122,154
PG&E Corp. 5% 7/1/28		10,000	9,131
Wisconsin Electric Power Co. 4.75% 9/30/32		160,000	156,375
			732,933
Independent Power and Renewable Electricity Producers - 1.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		24,000	21,182
Sunnova Energy Corp. 5.875% 9/1/26 (b)		20,000	17,428
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		8,000	6,916
The AES Corp.:
1.375% 1/15/26		140,000	123,895
2.45% 1/15/31		228,000	181,108
			350,529
Multi-Utilities - 2.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		190,000	169,812
Dominion Energy, Inc. 2.25% 8/15/31		220,000	173,971
NiSource, Inc. 1.7% 2/15/31		230,000	175,318
Puget Energy, Inc. 4.224% 3/15/32		190,000	167,997
			687,098
TOTAL UTILITIES			1,770,560

TOTAL NONCONVERTIBLE BONDS			12,070,691
TOTAL CORPORATE BONDS (Cost $13,226,406)			12,114,544

U.S. Treasury Obligations - 32.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.91% 4/20/23	1,950,000	1,937,558
U.S. Treasury Bonds:
2.25% 2/15/52	2,500,000	1,782,520
2.875% 5/15/52	250,000	204,717
3.25% 5/15/42	200,000	176,773
3.375% 8/15/42	700,000	630,219
4% 11/15/42	100,000	98,578
5% 5/15/37	10,000	11,180
U.S. Treasury Notes:
2.5% 4/30/24	500,000	485,059
2.5% 5/31/24	500,000	484,180
2.5% 3/31/27	200,000	186,531
2.625% 7/31/29	200,000	183,391
3.5% 1/31/28	300,000	290,883
3.5% 1/31/30	430,000	415,286
3.5% 2/15/33	710,000	686,592
3.875% 11/30/27	100,000	98,574
3.875% 12/31/27	450,000	443,257
3.875% 2/28/30	400,000	398,500
4% 10/31/29	25,000	24,853
4.125% 10/31/27	600,000	597,000
4.125% 11/15/32	600,000	609,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,396,621)		9,745,214

U.S. Government Agency - Mortgage Securities - 20.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.4%
2% 10/1/35	46,988	41,898
2.5% 7/1/51 to 1/1/52	249,516	212,242
3% 10/1/51 to 5/1/52	296,148	261,065
4% 4/1/52 to 9/1/52	98,919	93,548
4.5% 7/1/52	48,587	47,453
5% 11/1/52	49,279	49,096
TOTAL FANNIE MAE		705,302
Freddie Mac - 3.3%
2% 11/1/51	349,966	285,438
2.5% 12/1/51 to 8/1/52	196,325	166,389
3.5% 6/1/52	199,999	182,224
4% 10/1/52	49,624	47,171
4.5% 11/1/52	148,723	143,252
5% 12/1/52 to 3/1/53	149,402	147,457
TOTAL FREDDIE MAC		971,931
Ginnie Mae - 3.3%
2% 1/20/51 to 2/20/51	73,787	62,209
2% 3/1/53 (e)	50,000	41,909
2% 3/1/53 (e)	100,000	83,817
2% 3/1/53 (e)	50,000	41,909
2% 3/1/53 (e)	75,000	62,863
2% 4/1/53 (e)	100,000	83,907
2% 4/1/53 (e)	50,000	41,954
2.5% 3/1/53 (e)	150,000	129,715
2.5% 3/1/53 (e)	75,000	64,857
2.5% 3/1/53 (e)	75,000	64,857
3% 3/1/53 (e)	50,000	44,603
3% 3/1/53 (e)	50,000	44,603
3% 3/1/53 (e)	50,000	44,603
3.5% 3/1/53 (e)	50,000	45,960
3.5% 3/1/53 (e)	25,000	22,980
3.5% 3/1/53 (e)	25,000	22,980
4% 3/1/53 (e)	100,000	94,491
TOTAL GINNIE MAE		998,217
Uniform Mortgage Backed Securities - 11.5%
1.5% 3/1/53 (e)	100,000	77,214
1.5% 3/1/53 (e)	25,000	19,304
2% 3/1/38 (e)	100,000	88,752
2% 3/1/38 (e)	100,000	88,752
2% 3/1/38 (e)	150,000	133,128
2% 4/1/38 (e)	250,000	222,153
2% 4/1/38 (e)	100,000	88,861
2% 3/1/53 (e)	100,000	81,425
2% 3/1/53 (e)	400,000	325,702
2% 3/1/53 (e)	200,000	162,851
2% 3/1/53 (e)	50,000	40,713
2% 3/1/53 (e)	350,000	284,989
2% 4/1/53 (e)	400,000	326,092
2% 4/1/53 (e)	200,000	163,046
2% 4/1/53 (e)	50,000	40,762
2.5% 3/1/53 (e)	200,000	169,438
2.5% 3/1/53 (e)	150,000	127,078
2.5% 3/1/53 (e)	50,000	42,359
2.5% 4/1/53 (e)	50,000	42,402
3% 3/1/38 (e)	150,000	139,992
3% 3/1/53 (e)	100,000	87,957
3% 3/1/53 (e)	100,000	87,957
3% 3/1/53 (e)	100,000	87,957
3% 3/1/53 (e)	50,000	43,979
3% 4/1/53 (e)	200,000	176,070
3% 4/1/53 (e)	50,000	44,018
4% 3/1/53 (e)	150,000	140,695
4.5% 3/1/53 (e)	25,000	24,069
4.5% 3/1/53 (e)	75,000	72,208
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,429,923
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,236,778)		6,105,373

Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (b)(c)(d)	250,000	247,167
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.8477% 4/25/34 (b)(c)(d)	250,000	244,859
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.8577% 4/20/34 (b)(c)(d)	200,000	194,370
Dryden CLO, Ltd. Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(d)	320,000	314,519
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	250,000	247,717
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)	99,250	87,793
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (b)(c)(d)	570,000	559,294
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	109,000	101,874
TOTAL ASSET-BACKED SECURITIES (Cost $2,020,722)		1,997,593

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, 1 month U.S. LIBOR + 0.650% 5.238% 8/15/36 (b)(c)(d)	250,000	236,721
SLG Office Trust sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (b)	150,000	121,154
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $381,124)		357,875

Foreign Government and Government Agency Obligations - 0.5%
		Principal Amount (a)	Value ($)
German Federal Republic 0% 8/15/31	EUR	46,000	39,221
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	3,000	3,486
1.75% 9/7/37 (Reg. S)	GBP	23,000	20,707
2.25% 9/7/23	GBP	25,000	29,797
4.25% 6/7/32 (f)	GBP	39,000	48,895
4.5% 9/7/34	GBP	16,000	20,366
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $154,286)			162,472

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Charter Communications, Inc. Class A (g)	8	2,941
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Aptiv PLC (g)	25	2,907
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury, Inc. (g)	38	3,168
EQT Corp.	61	2,024
New Fortress Energy, Inc.	114	3,761
		8,953
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. (g)	400	660
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	20	3,153
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Coherent Corp. (g)	65	2,803
TOTAL COMMON STOCKS (Cost $21,225)		21,417

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.0646% 6/21/24 (c)(d)(h)	5,953	5,615
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (c)(d)(h)	5,000	4,588
TOTAL BANK LOAN OBLIGATIONS (Cost $10,188)		10,203

Preferred Securities - 1.0%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Europe BV 2.502% (Reg. S) (c)(i)	EUR	100,000	92,767
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Danone SA 1% (Reg. S) (c)(i)	EUR	100,000	90,441
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(i)		20,000	15,710
UTILITIES - 0.4%
Electric Utilities - 0.4%
TenneT Holding BV 2.995% (Reg. S) (c)(i)	EUR	100,000	105,892
TOTAL PREFERRED SECURITIES (Cost $335,232)			304,810

Money Market Funds - 11.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (j) (Cost $3,360,370)	3,359,698	3,360,370

TOTAL INVESTMENT IN SECURITIES - 114.5% (Cost $36,142,952)	34,179,871
NET OTHER ASSETS (LIABILITIES) - (14.5)%	(4,338,369)
NET ASSETS - 100.0%	29,841,502

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/53	(50,000)	(41,909)
2% 3/1/53	(100,000)	(83,817)
2% 3/1/53	(50,000)	(41,909)

TOTAL GINNIE MAE		(167,635)

Uniform Mortgage Backed Securities
2% 3/1/38	(250,000)	(221,880)
2% 3/1/38	(100,000)	(88,752)
2% 3/1/53	(400,000)	(325,699)
2% 3/1/53	(200,000)	(162,851)
2% 3/1/53	(50,000)	(40,713)
2% 3/1/53	(50,000)	(40,713)
2% 3/1/53	(50,000)	(40,713)
2% 3/1/53	(50,000)	(40,713)
2% 3/1/53	(50,000)	(40,713)
2.5% 3/1/53	(50,000)	(42,359)
2.5% 3/1/53	(50,000)	(42,359)
2.5% 3/1/53	(50,000)	(42,359)
2.5% 3/1/53	(50,000)	(42,359)
3% 3/1/53	(200,000)	(175,914)
3% 3/1/53	(50,000)	(43,979)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,392,076)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,568,975)		(1,559,711)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Jun 2023	203,727	(463)	(463)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Jun 2023	107,055	(135)	(135)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2	Jun 2023	234,375	652	652

TOTAL PURCHASED					54

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	1	Jun 2023	120,237	778	778

TOTAL FUTURES CONTRACTS					832
The notional amount of futures purchased as a percentage of Net Assets is 1.9%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $669,872.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	2,000	USD	2,136	Brown Brothers Harriman & Co	4/20/23	(15)
EUR	7,000	USD	7,451	JPMorgan Chase Bank, N.A.	4/20/23	(25)
GBP	3,000	USD	3,638	JPMorgan Chase Bank, N.A.	4/20/23	(26)
GBP	2,000	USD	2,434	JPMorgan Chase Bank, N.A.	4/20/23	(26)
GBP	2,000	USD	2,421	JPMorgan Chase Bank, N.A.	4/20/23	(13)
USD	708,183	EUR	654,000	BNP Paribas S.A.	4/20/23	14,396
USD	2,179	EUR	2,000	BNP Paribas S.A.	4/20/23	58
USD	2,144	EUR	2,000	Bank of America, N.A.	4/20/23	23
USD	2,178	EUR	2,000	Brown Brothers Harriman & Co	4/20/23	57
USD	2,182	EUR	2,000	Brown Brothers Harriman & Co	4/20/23	60
USD	9,821	EUR	9,000	JPMorgan Chase Bank, N.A.	4/20/23	273
USD	2,199	EUR	2,000	JPMorgan Chase Bank, N.A.	4/20/23	77
USD	329,951	GBP	270,000	Bank of America, N.A.	4/20/23	4,880
USD	2,467	GBP	2,000	Brown Brothers Harriman & Co	4/20/23	59
USD	7,344	GBP	6,000	HSBC Bank	4/20/23	120
USD	2,455	GBP	2,000	JPMorgan Chase Bank, N.A.	4/20/23	47
USD	2,436	GBP	2,000	State Street Bank and Trust Co	4/20/23	28

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						19,973

Unrealized Appreciation						20,078
Unrealized Depreciation						(105)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,459,317 or 18.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,077.
(g)	Non-income producing
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	3,745,873	5,275,785	5,661,288	83,714	-	-	3,360,370	0.0%
Total	3,745,873	5,275,785	5,661,288	83,714	-	-	3,360,370

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,941	2,941	-	-
Consumer Discretionary	2,907	2,907	-	-
Energy	8,953	8,953	-	-
Health Care	660	660	-	-
Industrials	3,153	3,153	-	-
Information Technology	2,803	2,803	-	-

Corporate Bonds	12,114,544	-	12,114,544	-

U.S. Government and Government Agency Obligations	9,745,214	-	9,745,214	-

U.S. Government Agency - Mortgage Securities	6,105,373	-	6,105,373	-

Asset-Backed Securities	1,997,593	-	1,997,593	-

Commercial Mortgage Securities	357,875	-	357,875	-

Foreign Government and Government Agency Obligations	162,472	-	162,472	-

Bank Loan Obligations	10,203	-	10,203	-

Preferred Securities	304,810	-	304,810	-

Money Market Funds	3,360,370	3,360,370	-	-
Total Investments in Securities:	34,179,871	3,381,787	30,798,084	-
Derivative Instruments:

Assets
Futures Contracts	1,430	1,430	-	-
Forward Foreign Currency Contracts	20,078	20,078	-	-
Total Assets	21,508	21,508	-	-

Liabilities
Futures Contracts	(598)	(598)	-	-
Forward Foreign Currency Contracts	(105)	(105)	-	-
Total Liabilities	(703)	(703)	-	-
Total Derivative Instruments:	20,805	20,805	-	-
Other Financial Instruments:

TBA Sale Commitments	(1,559,711)	-	(1,559,711)	-
Total Other Financial Instruments:	(1,559,711)	-	(1,559,711)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	20,078	(105)
Total Foreign Exchange Risk	20,078	(105)
Interest Rate Risk
Futures Contracts (b)	1,430	(598)
Total Interest Rate Risk	1,430	(598)
Total Value of Derivatives	21,508	(703)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $32,782,582)	$30,819,501
Fidelity Central Funds (cost $3,360,370)	3,360,370

Total Investment in Securities (cost $36,142,952)		$34,179,871
Cash		26,957
Foreign currency held at value (cost $14,934)		14,795
Receivable for investments sold		696,778
Receivable for TBA sale commitments		1,568,975
Unrealized appreciation on forward foreign currency contracts		20,078
Receivable for fund shares sold		1,849
Dividends receivable		10
Interest receivable		197,905
Distributions receivable from Fidelity Central Funds		13,738
Receivable for daily variation margin on futures contracts		818
Receivable from investment adviser for expense reductions		148
Total assets		36,721,922
Liabilities
Payable for investments purchased
Regular delivery	$776,685
Delayed delivery	4,525,328
TBA sale commitments, at value	1,559,711
Unrealized depreciation on forward foreign currency contracts	105
Payable for fund shares redeemed	9
Distributions payable	5,340
Accrued management fee	8,654
Distribution and service plan fees payable	1,254
Other affiliated payables	2,193
Other payables and accrued expenses	1,141
Total Liabilities		6,880,420
Net Assets		$29,841,502
Net Assets consist of:
Paid in capital		$32,115,388
Total accumulated earnings (loss)		(2,273,886)
Net Assets		$29,841,502

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,214,472 ÷ 132,390 shares) (a)		$9.17
Maximum offering price per share (100/96.00 of $9.17)		$9.55
Class M :
Net Asset Value and redemption price per share ($1,003,933 ÷ 109,440 shares) (a)		$9.17
Maximum offering price per share (100/96.00 of $9.17)		$9.55
Class C :
Net Asset Value and offering price per share ($936,410 ÷ 102,090 shares) (a)		$9.17
Fidelity Sustainable Core Plus Bond Fund :
Net Asset Value , offering price and redemption price per share ($23,140,944 ÷ 2,522,570 shares)		$9.17
Class I :
Net Asset Value , offering price and redemption price per share ($946,240 ÷ 103,148 shares)		$9.17
Class Z :
Net Asset Value , offering price and redemption price per share ($2,599,503 ÷ 283,365 shares)		$9.17
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$8,698
Interest		486,419
Income from Fidelity Central Funds		83,714
Total Income		578,831
Expenses
Management fee	$48,940
Transfer agent fees	12,704
Distribution and service plan fees	7,408
Independent trustees' fees and expenses	52
Total expenses before reductions	69,104
Expense reductions	(1,077)
Total expenses after reductions		68,027
Net Investment income (loss)		510,804
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(287,115)
Forward foreign currency contracts	(18,434)
Foreign currency transactions	164
Futures contracts	(25,678)
Total net realized gain (loss)		(331,063)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(581,867)
Forward foreign currency contracts	(12,154)
Assets and liabilities in foreign currencies	1,766
Futures contracts	4,997
TBA Sale commitments	1,304
Total change in net unrealized appreciation (depreciation)		(585,954)
Net gain (loss)		(917,017)
Net increase (decrease) in net assets resulting from operations		$(406,213)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	For the period April 13, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$510,804	$266,038
Net realized gain (loss)	(331,063)	(4,851)
Change in net unrealized appreciation (depreciation)	(585,954)	(1,347,011)
Net increase (decrease) in net assets resulting from operations	(406,213)	(1,085,824)
Distributions to shareholders	(564,836)	(216,947)
Share transactions - net increase (decrease)	3,667,388	28,447,934
Total increase (decrease) in net assets	2,696,339	27,145,163

Net Assets
Beginning of period	27,145,163	-
End of period	$29,841,502	$27,145,163

Financial Highlights
Fidelity Advisor® Sustainable Core Plus Bond Fund Class A

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.160	.094
Net realized and unrealized gain (loss)	(.323)	(.508)
Total from investment operations	(.163)	(.414)
Distributions from net investment income	(.177)	(.076)
Total distributions	(.177)	(.076)
Net asset value, end of period	$9.17	$9.51
Total Return D,E,F	(1.70)%	(4.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.68% I	.65% I
Expenses net of fee waivers, if any	.68% I	.65% I
Expenses net of all reductions	.68% I	.65% I
Net investment income (loss)	3.50% I	2.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,214	$1,226
Portfolio turnover rate J	334% I	118% K

A For the period April 13, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Advisor® Sustainable Core Plus Bond Fund Class M

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.161	.095
Net realized and unrealized gain (loss)	(.323)	(.509)
Total from investment operations	(.162)	(.414)
Distributions from net investment income	(.178)	(.076)
Total distributions	(.178)	(.076)
Net asset value, end of period	$9.17	$9.51
Total Return D,E,F	(1.69)%	(4.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66% I	.65% I
Expenses net of fee waivers, if any	.66% I	.65% I
Expenses net of all reductions	.66% I	.65% I
Net investment income (loss)	3.52% I	2.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,004	$1,020
Portfolio turnover rate J	334% I	118% K

A For the period April 13, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Advisor® Sustainable Core Plus Bond Fund Class C

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.126	.067
Net realized and unrealized gain (loss)	(.323)	(.508)
Total from investment operations	(.197)	(.441)
Distributions from net investment income	(.143)	(.049)
Total distributions	(.143)	(.049)
Net asset value, end of period	$9.17	$9.51
Total Return D,E,F	(2.06)%	(4.41)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.41% I	1.39% I
Expenses net of fee waivers, if any	1.41% I	1.39% I
Expenses net of all reductions	1.41% I	1.39% I
Net investment income (loss)	2.77% I	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$936	$955
Portfolio turnover rate J	334% I	118% K

A For the period April 13, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Fidelity Sustainable Core Plus Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.170	.102
Net realized and unrealized gain (loss)	(.323)	(.509)
Total from investment operations	(.153)	(.407)
Distributions from net investment income	(.187)	(.083)
Total distributions	(.187)	(.083)
Net asset value, end of period	$9.17	$9.51
Total Return D,E	(1.59)%	(4.08)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45% H
Expenses net of fee waivers, if any	.45% H	.45% H
Expenses net of all reductions	.45% H	.44% H
Net investment income (loss)	3.73% H	2.74% H
Supplemental Data
Net assets, end of period (000 omitted)	$23,141	$21,580
Portfolio turnover rate I	334% H	118% J

A For the period April 13, 2022 (commencement of operations) through August 31, 2022

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Fidelity Advisor® Sustainable Core Plus Bond Fund Class I

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.172	.104
Net realized and unrealized gain (loss)	(.323)	(.509)
Total from investment operations	(.151)	(.405)
Distributions from net investment income	(.189)	(.085)
Total distributions	(.189)	(.085)
Net asset value, end of period	$9.17	$9.51
Total Return D,E	(1.57)%	(4.06)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.41% H	.40% H
Expenses net of fee waivers, if any	.41% H	.40% H
Expenses net of all reductions	.41% H	.40% H
Net investment income (loss)	3.77% H	2.79% H
Supplemental Data
Net assets, end of period (000 omitted)	$946	$959
Portfolio turnover rate I	334% H	118% J

A For the period April 13, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.174	.105
Net realized and unrealized gain (loss)	(.322)	(.509)
Total from investment operations	(.148)	(.404)
Distributions from net investment income	(.192)	(.086)
Total distributions	(.192)	(.086)
Net asset value, end of period	$9.17	$9.51
Total Return D,E	(1.54)%	(4.05)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.40% H
Expenses net of fee waivers, if any	.36% H	.36% H
Expenses net of all reductions	.36% H	.36% H
Net investment income (loss)	3.82% H	2.82% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,600	$1,404
Portfolio turnover rate I	334% H	118% J

A For the period April 13, 2022 (commencement of operations) through August 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1.   Organization.
Fidelity Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Core Plus Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$85,541
Gross unrealized depreciation	(1,907,638)
Net unrealized appreciation (depreciation)	$(1,822,097)
Tax cost	$36,032,037

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(75,548)
Long-term	(1,343)
Total capital loss carryforward	$(76,891)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Sustainable Core Plus Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(18,434)	$(12,154)
Total Foreign Exchange Risk	(18,434)	(12,154)
Interest Rate Risk
Futures Contracts	$(25,678)	$4,997
Total Interest Rate Risk	(25,678)	4,997
Totals	$(44,112)	$(7,157)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond Fund	31,130,833	30,793,734
6.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,498	$1,180
Class M	-%	.25%	1,247	1,172
Class C	.75%	.25%	4,663	4,663
			$7,408	$7,015

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$28

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$438.07
Class M	269.05
Class C	243.05
Fidelity Sustainable Core Plus Bond Fund	10,939.10
Class I	280.06
Class Z	535.05
	$12,704
A   Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Core Plus Bond Fund	2,577	-	-
7.   Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class I	.45%	$-
Class Z	.36%	466
		$466

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $449. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$4
Fidelity Sustainable Core Plus Bond Fund	151
Class Z	7
$162
8.   Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022 A
Fidelity Sustainable Core Plus Bond Fund
Distributions to shareholders
Class A	$22,962	$8,626
Class M	19,254	7,990
Class C	14,505	4,929
Fidelity Sustainable Core Plus Bond Fund	442,742	176,769
Class I	19,274	8,539
Class Z	46,099	10,094
Total	$564,836	$216,947
A   Distributions for Class A, Class M, Class C, Fidelity Sustainable Core Plus Bond Fund, Class I, Class Z are for the period April 13, 2022
(commencement of sale of shares) through August 31, 2022.
9.   Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022 A	Six months ended February 28, 2023	Year ended August 31, 2022 A
Fidelity Sustainable Core Plus Bond Fund
Class A
Shares sold	4,737	128,095	$43,334	$1,274,103
Reinvestment of distributions	2,499	894	22,948	8,626
Shares redeemed	(3,835)	-	(34,397)	-
Net increase (decrease)	3,401	128,989	$31,885	$1,282,729
Class M
Shares sold	-	106,515	$ -	$1,063,912
Reinvestment of distributions	2,097	828	19,254	7,990
Net increase (decrease)	2,097	107,343	$19,254	$1,071,902
Class C
Shares sold	-	100,000	$ -	$1,000,000
Reinvestment of distributions	1,579	511	14,505	4,929
Net increase (decrease)	1,579	100,511	$14,505	$1,004,929
Fidelity Sustainable Core Plus Bond Fund
Shares sold	256,604	2,282,092	$2,375,742	$22,734,686
Reinvestment of distributions	46,746	18,248	429,201	176,180
Shares redeemed	(50,764)	(30,356)	(470,821)	(289,711)
Net increase (decrease)	252,586	2,269,984	$2,334,122	$22,621,155
Class I
Shares sold	165	100,000	$1,500	$1,000,000
Reinvestment of distributions	2,099	884	19,274	8,539
Net increase (decrease)	2,264	100,884	$20,774	$1,008,539
Class Z
Shares sold	166,128	146,829	$1,519,300	$1,450,000
Reinvestment of distributions	3,311	899	30,453	8,680
Shares redeemed	(33,802)	-	(302,905)	-
Net increase (decrease)	135,637	147,728	$1,246,848	$1,458,680

A   For the period April 13, 2022 (commencement of operations)through August 31, 2022.
10.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Core Plus Bond Fund	79%
11.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity® Sustainable Core Plus Bond Fund
Class A	.68%
Actual		$ 1,000	$ 983.00	$ 3.34
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.41
Class M	.66%
Actual		$ 1,000	$ 983.10	$ 3.25
Hypothetical- B		$ 1,000	$ 1,021.52	$ 3.31
Class C	1.41%
Actual		$ 1,000	$ 979.40	$ 6.92
Hypothetical- B		$ 1,000	$ 1,017.80	$ 7.05
Fidelity® Sustainable Core Plus Bond Fund	.45%
Actual		$ 1,000	$ 984.10	$ 2.21
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26
Class I	.41%
Actual		$ 1,000	$ 984.30	$ 2.02
Hypothetical- B		$ 1,000	$ 1,022.76	$ 2.06
Class Z	.36%
Actual		$ 1,000	$ 984.60	$ 1.77
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904880.100
SCB-SANN-0423
Fidelity® Series Government Money Market Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance February 28, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® Series Government Money Market Fund	4.64%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	95.5
8 - 30	1.2
31 - 60	1.7
61 - 90	1.0
91 - 180	0.3
> 180	0.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.1)%
Net Other Assets (Liabilities) are not available in the pie chart.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Debt - 5.1%
	Yield (%)(a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 5.1%
U.S. Treasury Bills
3/2/23 to 5/4/23	3.29 to 4.56	9,000,000	8,967,835
U.S. Treasury Notes
4/30/23 to 10/31/24 (c)	4.73 to 4.95	208,000,000	207,946,091

TOTAL U.S. TREASURY DEBT (Cost $216,913,926)			216,913,926

U.S. Government Agency Debt - 16.5%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Federal Agencies - 16.5%
Federal Farm Credit Bank
7/26/23 to 2/10/25 (c)(d)	4.61 to 4.75	54,000,000	53,998,256
Federal Home Loan Bank
3/1/23 to 11/22/24 (c)	3.38 to 5.15	633,670,000	632,966,209
Freddie Mac
5/3/24 (c)(d)	4.68	12,000,000	12,000,000

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $698,964,465)			698,964,465

U.S. Government Agency Repurchase Agreement - 12.8%
	Maturity Amount ($)	Value ($)
In a joint trading account at 4.55% dated 2/28/23 due 3/1/23 (Collateralized by U.S. Government Obligations) #	183,473,208	183,450,000
With:
ABN AMRO Bank NV at 4.55%, dated 2/28/23 due 3/1/23 (Collateralized by U.S. Treasury Obligations valued at $7,148,236, 1.25% - 5.00%, 5/15/27 - 2/1/53)	7,000,885	7,000,000
BMO Harris Bank NA at 4.56%, dated:
2/2/23 due 3/7/23 (Collateralized by U.S. Government Obligations valued at $5,117,442, 3.50% - 6.00%, 10/20/47 - 1/20/53)	5,031,033	5,000,000
2/27/23 due 3/7/23 (Collateralized by U.S. Government Obligations valued at $4,081,034, 3.00%, 9/20/47)	4,012,160	4,000,000
BNP Paribas, SA at:
4.53%, dated:
1/18/23 due 3/7/23 (Collateralized by U.S. Government Obligations valued at $17,483,210, 0.00% - 7.00%, 5/31/23 - 1/20/53)	17,130,489	17,000,000
1/19/23 due 3/7/23 (Collateralized by U.S. Government Obligations valued at $5,126,891, 0.00% - 7.00%, 10/31/23 - 2/1/53)	5,037,750	5,000,000
4.55%, dated 1/23/23 due 3/7/23 (Collateralized by U.S. Treasury Obligations valued at $25,627,210, 0.00% - 6.00%, 4/30/23 - 1/1/57)	25,186,424	25,000,000
4.56%, dated:
2/3/23 due 3/3/23 (Collateralized by U.S. Government Obligations valued at $8,188,883, 0.00% - 6.50%, 3/23/23 - 2/1/53)	8,028,342	8,000,000
2/6/23 due 3/6/23 (Collateralized by U.S. Government Obligations valued at $23,551,659, 0.00% - 7.00%, 4/30/24 - 2/1/53)	23,081,484	23,000,000
2/8/23 due 3/7/23 (Collateralized by U.S. Government Obligations valued at $4,091,047, 0.00% - 4.84%, 1/31/24 - 2/15/53)	4,014,171	4,000,000
4.57%, dated 1/27/23 due 3/7/23 (Collateralized by U.S. Treasury Obligations valued at $4,135,415, 0.00% - 7.00%, 3/28/23 - 5/15/52)	4,029,959	4,000,000
4.75%, dated 2/28/23 due 3/7/23 (Collateralized by U.S. Government Obligations valued at $27,047,903, 0.00% - 6.50%, 4/30/23 - 1/1/53)	26,706,295	26,500,000
4.8%, dated 2/17/23 due 3/7/23 (Collateralized by U.S. Treasury Obligations valued at $10,219,808, 0.00% - 6.00%, 4/30/23 - 2/1/57)	10,118,667	10,000,000
BofA Securities, Inc. at 4.75%, dated 2/28/23 due 3/7/23 (Collateralized by U.S. Treasury Obligations valued at $6,120,864, 0.88%, 9/30/26)	6,051,458	6,000,000
CIBC Bank U.S.A. at:
4.56%, dated 2/16/23 due 3/7/23 (Collateralized by U.S. Government Obligations valued at $4,086,786, 1.88% - 6.00%, 2/28/27 - 3/1/53)	4,012,667	4,000,000
4.62%, dated 2/2/23 due 3/23/23 (Collateralized by U.S. Government Obligations valued at $1,029,895, 0.00% - 7.00%, 8/15/26 - 9/16/63)	1,006,288	1,000,000
Citibank NA at 4.56%, dated 2/23/23 due 3/2/23 (Collateralized by U.S. Treasury Obligations valued at $8,169,259, 0.00% - 8.63%, 4/15/23 - 9/15/65)	8,007,093	8,000,000
Citigroup Global Capital Markets, Inc. at 4.56%, dated:
2/2/23 due 3/1/23 (Collateralized by U.S. Treasury Obligations valued at $8,187,942, 1.38% - 6.68%, 8/31/26 - 1/20/73)	8,027,360	8,000,000
2/23/23 due 3/2/23 (Collateralized by U.S. Government Obligations valued at $7,145,510, 1.63% - 4.50%, 11/30/26 - 5/20/52)	7,006,207	7,000,000
Deutsche Bank AG, New York at 4.56%, dated:
2/23/23 due 3/2/23 (Collateralized by U.S. Treasury Obligations valued at $3,062,420, 4.00%, 10/31/29)	3,002,660	3,000,000
2/28/23 due 3/1/23 (Collateralized by U.S. Government Obligations valued at $10,301,305, 3.75%, 11/15/46)	10,001,267	10,000,000
Goldman Sachs & Co. at 4.56%, dated:
2/22/23 due 3/1/23 (Collateralized by U.S. Government Obligations valued at $24,501,706, 3.00% - 4.50%, 3/1/46 - 4/1/52)	24,021,280	24,000,000
2/24/23 due 3/3/23 (Collateralized by U.S. Government Obligations valued at $35,722,610, 2.50% - 6.50%, 12/15/24 - 6/20/52)	35,031,033	35,000,000
2/28/23 due 3/7/23 (Collateralized by U.S. Government Obligations valued at $11,221,421, 3.50% - 7.50%, 6/1/30 - 6/20/52)	11,009,753	11,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 4.58%, dated:
2/15/23 due 4/26/23 (Collateralized by U.S. Government Obligations valued at $4,087,267, 2.50% - 5.00%, 1/1/26 - 3/1/53)	4,035,622	4,000,000
2/28/23 due 4/26/23 (Collateralized by U.S. Government Obligations valued at $18,362,337, 2.50% - 5.50%, 7/1/24 - 1/1/53)	18,130,530	18,000,000
RBC Dominion Securities at 4.56%, dated 2/2/23 due 3/7/23 (Collateralized by U.S. Government Obligations valued at $22,521,485, 0.00% - 4.50%, 1/15/25 - 8/20/52)	22,136,547	22,000,000
RBC Financial Group at 4.56%, dated 2/2/23 due 3/7/23 (Collateralized by U.S. Government Obligations valued at $50,153,229, 0.13% - 6.50%, 4/30/24 - 2/20/53)	49,304,127	49,000,000
TD Securities (U.S.A.) at 4.56%, dated 2/28/23 due 3/1/23 (Collateralized by U.S. Government Obligations valued at $12,241,551, 2.50%, 7/20/51)	12,001,520	12,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $543,950,000)		543,950,000

U.S. Treasury Repurchase Agreement - 66.7%
	Maturity Amount ($)	Value ($)
With:
ABN AMRO Bank NV at 4.55%, dated 2/28/23 due 3/1/23 (Collateralized by U.S. Treasury Obligations valued at $9,207,612, 0.50% - 3.38%, 4/30/27 - 8/15/46)	9,001,138	9,000,000
Barclays Bank PLC at 4.55%, dated 2/28/23 due 3/1/23 (Collateralized by U.S. Treasury Obligations valued at $31,624,057, 0.75% - 2.38%, 5/31/26 - 5/15/27)	31,003,918	31,000,000
CIBC Bank U.S.A. at 4.55%, dated 2/2/23 due 3/7/23
(Collateralized by U.S. Treasury Obligations valued at $10,234,981, 0.50% - 3.38%, 2/29/24 - 11/15/50)	10,061,931	10,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,094,065, 0.50% - 4.50%, 7/31/24 - 8/15/48)	4,024,772	4,000,000
Commerz Markets LLC at 4.55%, dated:
2/22/23 due 3/1/23 (Collateralized by U.S. Treasury Obligations valued at $9,188,221, 0.38% - 3.88%, 7/31/24 - 5/15/45)	9,007,963	9,000,000
2/23/23 due 3/2/23 (Collateralized by U.S. Treasury Obligations valued at $11,228,890, 0.25% - 4.00%, 7/31/24 - 5/15/45)	11,009,732	11,000,000
2/28/23 due 3/1/23 (Collateralized by U.S. Treasury Obligations valued at $8,161,073, 1.88% - 3.25%, 7/31/24 - 5/15/45)	8,001,011	8,000,000
Deutsche Bank Securities, Inc. at 4.55%, dated 2/28/23 due 3/1/23 (Collateralized by U.S. Treasury Obligations valued at $3,060,448, 2.50%, 5/15/24)	3,000,379	3,000,000
Federal Reserve Bank of New York at 4.55%, dated 2/28/23 due 3/1/23 (Collateralized by U.S. Treasury Obligations valued at $1,965,248,438, 0.25% - 2.75%, 7/31/23 - 8/15/27)	1,965,248,354	1,965,000,000
Lloyds Bank PLC at:
4.59%, dated:
1/9/23 due 3/9/23 (Collateralized by U.S. Treasury Obligations valued at $3,085,265, 1.25% - 2.88%, 8/15/23 - 9/30/28)	3,022,568	3,000,000
1/23/23 due 3/23/23 (Collateralized by U.S. Treasury Obligations valued at $3,079,069, 1.50% - 3.25%, 8/15/23 - 11/30/28)	3,022,568	3,000,000
2/2/23 due 3/2/23 (Collateralized by U.S. Treasury Obligations valued at $3,070,547, 2.38% - 3.25%, 8/15/23 - 6/30/27)	3,010,710	3,000,000
4.6%, dated 1/13/23 due 3/13/23 (Collateralized by U.S. Treasury Obligations valued at $2,050,578, 2.38% - 3.25%, 8/15/23 - 6/30/27)	2,015,078	2,000,000
4.62%, dated 1/25/23 due 3/27/23 (Collateralized by U.S. Treasury Obligations valued at $2,049,374, 2.38% - 3.25%, 8/15/23 - 6/30/27)	2,015,657	2,000,000
4.75%, dated:
2/6/23 due 5/9/23 (Collateralized by U.S. Treasury Obligations valued at $2,048,857, 2.25% - 3.25%, 8/15/23 - 8/15/27)	2,024,278	2,000,000
2/7/23 due 5/9/23 (Collateralized by U.S. Treasury Obligations valued at $2,044,222, 2.38% - 3.25%, 8/15/23 - 6/30/27)	2,024,014	2,000,000
4.87%, dated 2/22/23 due 5/22/23 (Collateralized by U.S. Treasury Obligations valued at $2,044,927, 0.38% - 2.88%, 8/15/23 - 7/31/27)	2,024,079	2,000,000
4.9%, dated 2/28/23 due 5/30/23 (Collateralized by U.S. Treasury Obligations valued at $3,059,219, 0.25% - 2.50%, 8/15/23 - 9/30/25)	3,037,158	3,000,000
Mizuho Bank, Ltd. at 4.55%, dated 2/28/23 due 3/1/23 (Collateralized by U.S. Treasury Obligations valued at $11,235,602, 0.25%, 3/15/24)	11,001,390	11,000,000
MUFG Securities EMEA PLC at 4.55%, dated 2/28/23 due 3/1/23 (Collateralized by U.S. Treasury Obligations valued at $20,403,038, 1.00%, 7/31/28)	20,002,528	20,000,000
Natixis SA at 4.55%, dated 2/2/23 due 3/7/23 (Collateralized by U.S. Treasury Obligations valued at $6,140,936, 0.00% - 6.00%, 4/25/23 - 2/15/42)	6,037,158	6,000,000
RBS Securities, Inc. at 4.56%, dated 2/24/23 due 3/3/23 (Collateralized by U.S. Treasury Obligations valued at $2,041,297, 6.13% - 6.63%, 2/15/27 - 11/15/27)	2,001,773	2,000,000
Royal Bank of Canada at 4.56%, dated 2/2/23 due 3/7/23 (Collateralized by U.S. Treasury Obligations valued at $1,023,831, 1.25% - 2.75%, 9/30/24 - 8/15/42)	1,004,433	1,000,000
SMBC Nikko Securities America, Inc. at 4.55%, dated 2/28/23 due 3/1/23 (Collateralized by U.S. Treasury Obligations valued at $713,996,559, 0.50% - 2.75%, 10/31/27 - 8/15/32)	700,088,472	700,000,000
Societe Generale at 4.55%, dated:
2/23/23 due 3/2/23 (Collateralized by U.S. Treasury Obligations valued at $3,062,419, 4.00%, 11/15/42)	3,002,654	3,000,000
2/24/23 due 3/3/23 (Collateralized by U.S. Treasury Obligations valued at $9,185,866, 4.00%, 11/15/42)	9,007,963	9,000,000
2/28/23 due 3/7/23 (Collateralized by U.S. Treasury Obligations valued at $2,040,322, 4.00%, 11/15/42)	2,001,769	2,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $2,826,000,000)		2,826,000,000

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $4,285,828,391)	4,285,828,391
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(45,257,655)
NET ASSETS - 100.0%	4,240,570,736

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$183,450,000 due 3/01/23 at 4.55%
BNY Mellon Capital Markets LLC	11,310,000
Bank of America, N.A.	19,616,000
Bank of Nova Scotia	3,675,000
BofA Securities, Inc.	10,906,000
Citigroup Global Markets, Inc.	13,622,000
HSBC Securities (USA), Inc.	2,452,000
ING Financial Markets LLC	980,000
JP Morgan Securities LLC	5,449,000
Mitsubishi UFJ Securities Holdings Ltd	2,724,000
Mizuho Securities USA, Inc.	1,362,000
Nomura Securities International	16,347,000
RBC Dominion Securities, Inc.	20,163,000
Sumitomo Mitsui Banking Corp.	41,412,000
Sumitomo Mitsui Banking Corp. NY	19,810,000
Wells Fargo Securities LLC	13,622,000
183,450,000

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,369,950,000) - See accompanying schedule Unaffiliated issuers (cost $4,285,828,391):		$4,285,828,391
Cash		16
Receivable for investments sold		2,573,917
Receivable for fund shares sold		2,261,191
Interest receivable		4,638,425
Total assets		4,295,301,940
Liabilities
Payable for investments purchased	$13,999,824
Payable for fund shares redeemed	40,712,701
Other payables and accrued expenses	18,679
Total Liabilities		54,731,204
Net Assets		$4,240,570,736
Net Assets consist of:
Paid in capital		$4,240,542,700
Total accumulated earnings (loss)		28,036
Net Assets		$4,240,570,736
Net Asset Value , offering price and redemption price per share ($4,240,570,736 ÷ 4,240,547,544 shares)		$1.00

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$66,833,014
Expenses
Custodian fees and expenses	$27,242
Independent trustees' fees and expenses	5,723
Total expenses before reductions	32,965
Expense reductions	(2,919)
Total expenses after reductions		30,046
Net Investment income (loss)		66,802,968
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(61,662)
Total net realized gain (loss)		(61,662)
Net increase in net assets resulting from operations		$66,741,306
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,802,968	$16,325,351
Net realized gain (loss)	(61,662)	(5,778)
Net increase in net assets resulting from operations	66,741,306	16,319,573
Distributions to shareholders	(66,913,257)	(16,325,108)
Share transactions
Proceeds from sales of shares	3,567,166,419	479,055,294
Reinvestment of distributions	64,907,872	16,320,750
Cost of shares redeemed	(1,764,098,305)	(7,815,340,786)
Net increase (decrease) in net assets and shares resulting from share transactions	1,867,975,986	(7,319,964,742)
Total increase (decrease) in net assets	1,867,804,035	(7,319,970,277)

Net Assets
Beginning of period	2,372,766,701	9,692,736,978
End of period	$4,240,570,736	$2,372,766,701

Other Information
Shares
Sold	3,567,166,419	479,055,294
Issued in reinvestment of distributions	64,907,872	16,320,750
Redeemed	(1,764,098,305)	(7,815,340,786)
Net increase (decrease)	1,867,975,986	(7,319,964,742)

Financial Highlights
Fidelity® Series Government Money Market Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.019	.003	.001	.010	.024	.015
Net realized and unrealized gain (loss)	- B	.002	- B	.001	- B	- B
Total from investment operations	.019	.005	.001	.011	.024	.015
Distributions from net investment income	(.019)	(.005)	(.001)	(.011)	(.024)	(.015)
Total distributions	(.019)	(.005)	(.001)	(.011)	(.024)	(.015)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.89%	.53%	.10%	1.08%	2.38%	1.53%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.90% H	.31%	.10%	.98%	2.35%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$4,240,571	$2,372,767	$9,692,737	$9,500,272	$6,572,472	$7,839,750

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.   Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$4,285,828,391

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,856)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,919.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Series Government Money Market Fund	-%- D
Actual		$ 1,000	$ 1,018.90	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2024.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9878696.106
GVM-SANN-0423
Fidelity® SAI Sustainable Core Plus Bond Fund

Semi-Annual Report
February 28, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 15.8%
Futures and Swaps - 1.4%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 40.8%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		5,000	4,592
3.375% 8/15/26		32,000	20,451
			25,043
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DraftKings, Inc. 0% 3/15/28		4,000	2,772

Internet & Direct Marketing Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		3,000	2,226

TOTAL CONSUMER DISCRETIONARY			4,998

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Oak Street Health, Inc. 0% 3/15/26		2,000	1,850

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MicroStrategy, Inc. 0% 2/15/27		5,000	2,340

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. 0.5% 4/1/27		16,000	9,622

TOTAL CONVERTIBLE BONDS			43,853
Nonconvertible Bonds - 40.6%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.5%
Altice France SA 5.125% 7/15/29 (b)		10,000	7,716
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		10,000	10,113
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		46,000	28,916
TELUS Corp. 3.4% 5/13/32		130,000	110,819
Verizon Communications, Inc.:
2.355% 3/15/32		70,000	55,031
3.875% 3/1/52		270,000	206,738
Virgin Media Finance PLC 5% 7/15/30 (b)		8,000	6,520
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)		18,000	11,339
			437,192
Entertainment - 0.4%
The Walt Disney Co. 2.65% 1/13/31		140,000	119,244

Media - 1.2%
Altice Financing SA 5.75% 8/15/29 (b)		29,000	23,716
Altice France Holding SA 6% 2/15/28 (b)		32,000	22,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		25,000	18,714
4.75% 2/1/32(b)		47,000	38,070
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		10,000	8,940
DISH DBS Corp. 5.75% 12/1/28 (b)		2,000	1,598
DISH Network Corp. 11.75% 11/15/27 (b)		5,000	5,066
Magallanes, Inc.:
4.279% 3/15/32(b)		135,000	116,547
5.141% 3/15/52(b)		141,000	110,530
TEGNA, Inc. 4.75% 3/15/26 (b)		8,000	7,600
UPC Broadband Finco BV 4.875% 7/15/31 (b)		8,000	6,754
			359,535
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 4.5% 4/27/31 (b)		13,000	10,498
Rogers Communications, Inc.:
3.2% 3/15/27(b)		60,000	55,168
4.55% 3/15/52(b)		70,000	55,828
			121,494
TOTAL COMMUNICATION SERVICES			1,037,465

CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.0%
Patrick Industries, Inc. 4.75% 5/1/29 (b)		12,000	10,201

Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29		40,000	38,410
McLaren Finance PLC 7.5% 8/1/26 (b)		4,000	3,101
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(d)		18,000	17,550
			59,061
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		10,000	9,205
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		11,000	10,700
Sotheby's 7.375% 10/15/27 (b)		10,000	9,434
StoneMor, Inc. 8.5% 5/15/29 (b)		6,000	4,338
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		42,000	39,070
			72,747
Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29(b)		13,000	11,025
4% 10/15/30(b)		5,000	4,130
Carnival Corp. 6% 5/1/29 (b)		35,000	27,143
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		8,000	6,680
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		26,000	21,346
Life Time, Inc. 8% 4/15/26 (b)		10,000	9,636
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		12,000	9,275
Royal Caribbean Cruises Ltd. 5.5% 4/1/28 (b)		24,000	20,918
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		30,000	27,939
Yum! Brands, Inc. 4.625% 1/31/32		34,000	30,054
			168,146
Household Durables - 0.3%
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	100,000	85,064

Internet & Direct Marketing Retail - 0.2%
Match Group Holdings II LLC 4.625% 6/1/28 (b)		10,000	8,883
Uber Technologies, Inc.:
4.5% 8/15/29(b)		65,000	57,465
8% 11/1/26(b)		2,000	2,030
			68,378
Multiline Retail - 0.0%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		3,000	2,725
Nordstrom, Inc. 4.375% 4/1/30		6,000	4,733
			7,458
Specialty Retail - 1.8%
At Home Group, Inc. 4.875% 7/15/28 (b)		8,000	5,880
Bath & Body Works, Inc. 6.95% 3/1/33		8,000	6,960
Carvana Co. 4.875% 9/1/29 (b)		30,000	14,191
LBM Acquisition LLC 6.25% 1/15/29 (b)		10,000	7,125
Lowe's Companies, Inc.:
3.75% 4/1/32		130,000	115,160
4.25% 4/1/52		130,000	102,360
Michaels Companies, Inc. 5.25% 5/1/28 (b)		24,000	19,974
The Home Depot, Inc. 3.25% 4/15/32		130,000	113,884
TJX Companies, Inc. 3.875% 4/15/30		120,000	112,855
Upbound Group, Inc. 6.375% 2/15/29 (b)		14,000	12,010
Victoria's Secret & Co. 4.625% 7/15/29 (b)		8,000	6,524
			516,923
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. 4.125% 8/15/31 (b)		18,000	14,760
Hanesbrands, Inc. 4.625% 5/15/24 (b)		10,000	9,993
Tapestry, Inc. 3.05% 3/15/32		140,000	111,240
			135,993
TOTAL CONSUMER DISCRETIONARY			1,123,971

CONSUMER STAPLES - 1.3%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		12,000	9,565

Food & Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		12,000	11,011
4.875% 2/15/30(b)		6,000	5,384
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		150,000	101,935
U.S. Foods, Inc. 4.625% 6/1/30 (b)		8,000	6,988
			125,318
Food Products - 0.9%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	4,831
General Mills, Inc. 2.25% 10/14/31		290,000	232,529
Post Holdings, Inc. 4.5% 9/15/31 (b)		10,000	8,421
TreeHouse Foods, Inc. 4% 9/1/28		8,000	6,861
			252,642
TOTAL CONSUMER STAPLES			387,525

ENERGY - 1.1%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		12,000	11,391
CGG SA 8.75% 4/1/27 (b)		18,000	15,770
Oceaneering International, Inc. 6% 2/1/28		12,000	11,383
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)		2,000	2,041
Transocean, Inc. 8.75% 2/15/30 (b)		5,000	5,088
Weatherford International Ltd. 8.625% 4/30/30 (b)		8,000	7,989
			53,662
Multi Industry Energy - 0.0%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)		11,000	10,312

Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp. 7.125% 2/1/26 (b)		26,000	26,196
CNX Resources Corp.:
6% 1/15/29(b)		4,000	3,627
7.375% 1/15/31(b)		5,000	4,764
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)		25,000	22,743
CVR Energy, Inc. 5.25% 2/15/25 (b)		37,000	35,520
EG Global Finance PLC 6.75% 2/7/25 (b)		15,000	13,538
Energean PLC 6.5% 4/30/27 (b)		10,000	9,200
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		6,000	5,550
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		10,000	9,075
MEG Energy Corp. 5.875% 2/1/29 (b)		30,000	27,980
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		56,000	51,240
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		8,000	7,720
Parkland Corp. 4.625% 5/1/30 (b)		15,000	12,488
SM Energy Co. 6.5% 7/15/28		8,000	7,380
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		14,000	12,287
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)		5,000	4,642
Teine Energy Ltd. 6.875% 4/15/29 (b)		18,000	16,461
			270,411
TOTAL ENERGY			334,385

FINANCIALS - 11.6%
Banks - 6.9%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	95,752
Banco Bilbao Vizcaya Argentaria SA 1% 1/16/30 (Reg. S) (c)	EUR	100,000	96,699
Bank of America Corp.:
2.456% 10/22/25(c)		260,000	246,731
2.687% 4/22/32(c)		70,000	56,772
5.015% 7/22/33(c)		148,000	142,391
6.204% 11/10/28(c)		25,000	25,704
Citigroup, Inc.:
2.014% 1/25/26(c)		260,000	242,471
4.91% 5/24/33(c)		79,000	74,867
ING Groep NV 1.4% 7/1/26 (b)(c)		200,000	181,194
Intesa Sanpaolo SpA 4% 9/23/29 (b)		210,000	183,690
JPMorgan Chase & Co.:
0.768% 8/9/25(c)		260,000	241,432
2.963% 1/25/33(c)		70,000	57,676
4.586% 4/26/33(c)		124,000	115,565
4.912% 7/25/33(c)		26,000	24,895
KBC Group NV 0.5% 12/3/29 (c)	EUR	100,000	96,917
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	102,507
Santander Holdings U.S.A., Inc. 5.807% 9/9/26 (c)		31,000	30,994
			2,016,257
Capital Markets - 2.4%
Coinbase Global, Inc.:
3.375% 10/1/28(b)		8,000	5,240
3.625% 10/1/31(b)		5,000	3,015
Goldman Sachs Group, Inc.:
3.102% 2/24/33(c)		97,000	79,954
3.615% 3/15/28(c)		130,000	120,647
Hightower Holding LLC 6.75% 4/15/29 (b)		10,000	8,459
Morgan Stanley:
0.864% 10/21/25(c)		270,000	248,704
2.943% 1/21/33(c)		70,000	57,281
4.889% 7/20/33(c)		63,000	59,819
State Street Corp. 3.031% 11/1/34 (c)		130,000	111,131
StoneX Group, Inc. 8.625% 6/15/25 (b)		6,000	6,035
			700,285
Consumer Finance - 0.5%
Ally Financial, Inc. 2.2% 11/2/28		140,000	114,055
OneMain Finance Corp. 3.875% 9/15/28		46,000	36,570
			150,625
Diversified Financial Services - 0.0%
Altus Midstream LP 5.875% 6/15/30 (b)		5,000	4,621

Insurance - 1.8%
AIA Group Ltd. 3.375% 4/7/30 (b)		200,000	180,314
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		200,000	174,210
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		210,000	168,387
			522,911
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 6.25% 10/15/25 (b)		8,000	7,299

Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc. 6.625% 3/15/25		8,000	7,994

TOTAL FINANCIALS			3,409,992

HEALTH CARE - 3.3%
Biotechnology - 0.8%
Amgen, Inc. 3% 2/22/29		260,000	231,344
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		10,000	6,050
			237,394
Health Care Providers & Services - 1.4%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)		8,000	5,600
Cano Health, Inc. 6.25% 10/1/28 (b)		14,000	9,100
Cigna Group 3.4% 3/15/51		150,000	105,211
Community Health Systems, Inc.:
4.75% 2/15/31(b)		34,000	26,265
5.25% 5/15/30(b)		15,000	12,002
6.875% 4/15/29(b)		10,000	6,994
8% 3/15/26(b)		5,000	4,875
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)		11,000	8,306
Encompass Health Corp. 4.625% 4/1/31		10,000	8,551
HealthEquity, Inc. 4.5% 10/1/29 (b)		18,000	15,732
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		8,000	8,129
Humana, Inc. 3.7% 3/23/29		130,000	117,942
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		20,000	17,644
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)		12,000	7,876
Tenet Healthcare Corp. 6.125% 10/1/28		40,000	37,000
			391,227
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		10,000	7,909

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		3,000	2,605

Pharmaceuticals - 1.1%
AstraZeneca Finance LLC 1.75% 5/28/28		140,000	119,945
Bristol-Myers Squibb Co. 2.95% 3/15/32		70,000	60,431
Catalent Pharma Solutions 3.5% 4/1/30 (b)		18,000	15,634
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		2,000	1,550
Zoetis, Inc. 2% 5/15/30		140,000	114,734
			312,294
TOTAL HEALTH CARE			951,429

INDUSTRIALS - 2.6%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6% 2/15/28 (b)		27,000	25,297
Howmet Aerospace, Inc. 3% 1/15/29		3,000	2,576
Triumph Group, Inc.:
8.875% 6/1/24(b)		10,000	10,403
9% 3/15/28(b)(e)		10,000	10,000
			48,276
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/30 (b)		10,000	9,601

Building Products - 0.4%
Carrier Global Corp. 2.493% 2/15/27		130,000	117,171
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		8,000	5,800
			122,971
Commercial Services & Supplies - 0.3%
APX Group, Inc. 5.75% 7/15/29 (b)		12,000	10,054
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		14,000	11,714
Covanta Holding Corp. 4.875% 12/1/29 (b)		37,000	31,252
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		2,000	1,949
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		5,000	4,727
Stericycle, Inc.:
3.875% 1/15/29(b)		24,000	20,574
5.375% 7/15/24(b)		15,000	14,780
			95,050
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		12,000	11,476
Pike Corp. 5.5% 9/1/28 (b)		4,000	3,471
Railworks Holdings LP 8.25% 11/15/28 (b)		10,000	9,357
			24,304
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		8,000	6,964
Regal Rexnord Corp.:
6.05% 4/15/28(b)		2,000	1,956
6.3% 2/15/30(b)		2,000	1,957
Sensata Technologies BV 4% 4/15/29 (b)		8,000	7,056
			17,933
Industrial Conglomerates - 0.6%
Honeywell International, Inc. 1.75% 9/1/31		140,000	110,764
Trane Technologies Financing Ltd. 5.25% 3/3/33 (e)		50,000	49,633
			160,397
Machinery - 0.8%
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29		130,000	119,708
Otis Worldwide Corp. 2.565% 2/15/30		140,000	117,963
Vertical Holdco GmbH 7.625% 7/15/28 (b)		7,000	6,425
			244,096
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		10,000	7,525

Professional Services - 0.0%
Dun & Bradstreet Corp. 5% 12/15/29 (b)		3,000	2,482

Road & Rail - 0.0%
Hertz Corp. 4.625% 12/1/26 (b)		12,000	10,686

Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		12,000	10,717

TOTAL INDUSTRIALS			754,038

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
CommScope, Inc. 4.75% 9/1/29 (b)		16,000	13,040
HTA Group Ltd. 7% 12/18/25 (b)		8,000	7,562
			20,602
Electronic Equipment & Components - 0.4%
Coherent Corp. 5% 12/15/29 (b)		10,000	8,761
Dell International LLC/EMC Corp. 6.2% 7/15/30		110,000	111,687
			120,448
IT Services - 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		28,000	23,458
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)		4,000	2,435
Tempo Acquisition LLC 5.75% 6/1/25 (b)		6,000	5,940
Twilio, Inc. 3.625% 3/15/29		18,000	15,121
Virtusa Corp. 7.125% 12/15/28 (b)		12,000	9,966
			56,920
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom, Inc. 2.6% 2/15/33 (b)		10,000	7,558
Entegris Escrow Corp. 5.95% 6/15/30 (b)		20,000	18,602
Entegris, Inc. 3.625% 5/1/29 (b)		28,000	23,218
Micron Technology, Inc. 2.703% 4/15/32		140,000	106,225
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		140,000	109,851
onsemi 3.875% 9/1/28 (b)		2,000	1,758
			267,212
Software - 0.3%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		8,000	6,920
Elastic NV 4.125% 7/15/29 (b)		28,000	22,979
Gen Digital, Inc. 5% 4/15/25 (b)		14,000	13,599
MicroStrategy, Inc. 6.125% 6/15/28 (b)		4,000	3,320
NCR Corp. 6.125% 9/1/29 (b)		15,000	14,588
Open Text Corp. 3.875% 12/1/29 (b)		14,000	11,300
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,114
4.125% 12/1/31(b)		1,000	796
			77,616
TOTAL INFORMATION TECHNOLOGY			542,798

MATERIALS - 1.5%
Chemicals - 0.8%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		150,000	115,816
Methanex Corp.:
5.125% 10/15/27		10,000	9,399
5.65% 12/1/44		30,000	24,450
NOVA Chemicals Corp.:
4.875% 6/1/24(b)		10,000	9,801
5.25% 6/1/27(b)		10,000	9,000
Nufarm Australia Ltd. 5% 1/27/30 (b)		10,000	8,730
Olympus Water U.S. Holding Corp. 6.25% 10/1/29 (b)		18,000	14,590
The Chemours Co. LLC 4.625% 11/15/29 (b)		43,000	34,898
			226,684
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		2,000	1,909
VM Consolidated, Inc. 5.5% 4/15/29 (b)		28,000	24,796
			26,705
Containers & Packaging - 0.2%
Berry Global, Inc. 5.625% 7/15/27 (b)		30,000	28,875
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		10,000	9,541
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		10,000	9,550
			47,966
Metals & Mining - 0.4%
ATI, Inc. 4.875% 10/1/29		12,000	10,744
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)		6,000	4,541
Eldorado Gold Corp. 6.25% 9/1/29 (b)		10,000	8,793
ERO Copper Corp. 6.5% 2/15/30 (b)		22,000	18,618
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		10,000	9,356
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)		20,000	18,900
IAMGOLD Corp. 5.75% 10/15/28 (b)		6,000	4,485
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		14,000	13,545
Mineral Resources Ltd. 8.5% 5/1/30 (b)		24,000	24,029
			113,011
Paper & Forest Products - 0.0%
Domtar Corp. 6.75% 10/1/28 (b)		8,000	7,200
Mercer International, Inc. 5.125% 2/1/29		10,000	8,200
			15,400
TOTAL MATERIALS			429,766

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		220,000	168,309
Boston Properties, Inc.:
2.45% 10/1/33		220,000	160,656
6.75% 12/1/27		17,000	17,645
Corporate Office Properties LP 2% 1/15/29		150,000	115,468
Hudson Pacific Properties LP 5.95% 2/15/28		108,000	100,398
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		10,000	7,475
5% 10/15/27		48,000	39,400
Prologis LP 2.875% 11/15/29		200,000	173,573
SBA Communications Corp. 3.125% 2/1/29		7,000	5,780
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)		5,000	5,001
Uniti Group, Inc. 6% 1/15/30 (b)		34,000	21,073
WP Carey, Inc. 2.45% 2/1/32		220,000	173,842
			988,620
Real Estate Management & Development - 0.7%
CBRE Group, Inc. 2.5% 4/1/31		140,000	113,768
Howard Hughes Corp. 4.375% 2/1/31 (b)		15,000	12,222
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		6,000	4,110
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		14,000	12,355
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	77,070
			219,525
TOTAL REAL ESTATE			1,208,145

UTILITIES - 5.9%
Electric Utilities - 2.4%
Duke Energy Carolinas LLC 3.95% 11/15/28		170,000	162,014
NextEra Energy Capital Holdings, Inc. 1.9% 6/15/28		130,000	109,900
Northern States Power Co. 2.25% 4/1/31		210,000	173,359
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		130,000	122,154
PG&E Corp. 5% 7/1/28		10,000	9,131
Wisconsin Electric Power Co. 4.75% 9/30/32		125,000	122,168
			698,726
Independent Power and Renewable Electricity Producers - 1.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		24,000	21,182
Sunnova Energy Corp. 5.875% 9/1/26 (b)		20,000	17,428
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		8,000	6,916
The AES Corp.:
1.375% 1/15/26		140,000	123,895
2.45% 1/15/31		227,000	180,314
			349,735
Multi-Utilities - 2.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		190,000	169,812
Dominion Energy, Inc. 2.25% 8/15/31		220,000	173,971
NiSource, Inc. 1.7% 2/15/31		230,000	175,318
Puget Energy, Inc. 4.224% 3/15/32		190,000	167,997
			687,098
TOTAL UTILITIES			1,735,559

TOTAL NONCONVERTIBLE BONDS			11,915,073
TOTAL CORPORATE BONDS (Cost $13,064,212)			11,958,926

U.S. Treasury Obligations - 33.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.91% 4/20/23	1,550,000	1,540,121
U.S. Treasury Bonds:
2.25% 2/15/52	2,410,000	1,718,340
3.25% 5/15/42	100,000	88,387
3.375% 8/15/42	600,000	540,188
4% 11/15/42	225,000	221,801
5% 5/15/37	10,000	11,180
U.S. Treasury Notes:
2.5% 4/30/24	200,000	194,023
2.5% 3/31/27	50,000	46,633
3.5% 1/31/28	300,000	290,883
3.5% 1/31/30	650,000	627,758
3.5% 2/15/33	1,070,000	1,034,723
3.875% 11/30/27	600,000	591,445
3.875% 12/31/27	1,650,000	1,625,274
3.875% 2/28/30	500,000	498,125
4.125% 10/31/27	500,000	497,500
4.125% 11/15/32	300,000	304,781
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,384,481)		9,831,162

U.S. Government Agency - Mortgage Securities - 19.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.6%
2% 10/1/35	46,988	41,898
2.5% 7/1/51 to 1/1/52	299,516	254,692
3% 5/1/52	47,992	42,240
4% 4/1/52 to 9/1/52	98,919	93,548
4.5% 7/1/52	48,587	47,453
TOTAL FANNIE MAE		479,831
Freddie Mac - 2.8%
2% 11/1/51	324,969	265,050
2.5% 12/1/51	98,025	83,063
3.5% 6/1/52	199,999	182,223
4% 10/1/52	49,623	47,170
4.5% 11/1/52	99,149	95,502
5% 12/1/52 to 3/1/53	149,402	147,457
TOTAL FREDDIE MAC		820,465
Ginnie Mae - 3.2%
2% 1/20/51 to 2/20/51	73,787	62,209
2% 3/1/53 (e)	50,000	41,909
2% 3/1/53 (e)	100,000	83,817
2% 3/1/53 (e)	50,000	41,909
2% 3/1/53 (e)	75,000	62,863
2% 4/1/53 (e)	100,000	83,907
2% 4/1/53 (e)	50,000	41,954
2.5% 3/1/53 (e)	200,000	172,953
2.5% 3/1/53 (e)	75,000	64,857
2.5% 3/1/53 (e)	50,000	43,238
3% 3/1/53 (e)	50,000	44,603
3% 3/1/53 (e)	50,000	44,603
3% 3/1/53 (e)	50,000	44,603
3.5% 3/1/53 (e)	50,000	45,960
3.5% 3/1/53 (e)	25,000	22,980
3.5% 3/1/53 (e)	25,000	22,980
TOTAL GINNIE MAE		925,345
Uniform Mortgage Backed Securities - 11.9%
1.5% 3/1/53 (e)	100,000	77,214
1.5% 3/1/53 (e)	25,000	19,304
2% 3/1/38 (e)	100,000	88,752
2% 3/1/38 (e)	100,000	88,752
2% 3/1/38 (e)	150,000	133,128
2% 4/1/38 (e)	250,000	222,153
2% 4/1/38 (e)	100,000	88,861
2% 3/1/53 (e)	50,000	40,713
2% 3/1/53 (e)	350,000	284,989
2% 3/1/53 (e)	200,000	162,851
2% 3/1/53 (e)	50,000	40,713
2% 3/1/53 (e)	300,000	244,276
2% 4/1/53 (e)	350,000	285,331
2% 4/1/53 (e)	200,000	163,046
2.5% 3/1/53 (e)	250,000	211,797
2.5% 3/1/53 (e)	175,000	148,258
2.5% 3/1/53 (e)	100,000	84,719
2.5% 4/1/53 (e)	50,000	42,402
3% 3/1/38 (e)	100,000	93,328
3% 3/1/53 (e)	150,000	131,935
3% 3/1/53 (e)	100,000	87,957
3% 3/1/53 (e)	150,000	131,935
3% 3/1/53 (e)	100,000	87,957
3% 4/1/53 (e)	300,000	264,105
3% 4/1/53 (e)	100,000	88,035
4% 3/1/53 (e)	100,000	93,797
4.5% 3/1/53 (e)	25,000	24,069
4.5% 3/1/53 (e)	75,000	72,208
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,502,585
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,861,822)		5,728,226

Asset-Backed Securities - 6.8%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (b)(c)(d)	250,000	247,167
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.8477% 4/25/34 (b)(c)(d)	250,000	244,859
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.8924% 7/15/33 (b)(c)(d)	260,000	256,064
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.8577% 4/20/34 (b)(c)(d)	200,000	194,370
Dryden CLO, Ltd. Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(d)	310,000	304,690
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	250,000	247,717
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)	99,250	87,793
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (b)(c)(d)	310,000	304,178
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	107,000	100,005
TOTAL ASSET-BACKED SECURITIES (Cost $2,008,728)		1,986,843

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, 1 month U.S. LIBOR + 0.650% 5.238% 8/15/36 (b)(c)(d)	250,000	236,721
SLG Office Trust sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (b)	150,000	121,154
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $381,124)		357,875

Foreign Government and Government Agency Obligations - 0.6%
		Principal Amount (a)	Value ($)
German Federal Republic 0% 8/15/31	EUR	46,000	39,221
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	3,000	3,486
1.75% 9/7/37 (Reg. S)	GBP	23,000	20,707
2.25% 9/7/23	GBP	25,000	29,797
4.25% 6/7/32 (f)	GBP	39,000	48,895
4.5% 9/7/34	GBP	16,000	20,366
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $154,286)			162,472

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Charter Communications, Inc. Class A (g)	8	2,941
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Aptiv PLC (g)	25	2,907
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury, Inc. (g)	38	3,168
EQT Corp.	60	1,991
New Fortress Energy, Inc.	114	3,761
		8,920
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. (g)	400	660
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	20	3,153
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Coherent Corp. (g)	65	2,803
TOTAL COMMON STOCKS (Cost $21,185)		21,384

Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.0646% 6/21/24 (c)(d)(h)	5,953	5,615
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (c)(d)(h)	5,000	4,588
TOTAL BANK LOAN OBLIGATIONS (Cost $10,188)		10,203

Preferred Securities - 1.0%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Europe BV 2.502% (Reg. S) (c)(i)	EUR	100,000	92,767
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Danone SA 1% (Reg. S) (c)(i)	EUR	100,000	90,441
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(i)		20,000	15,710
UTILITIES - 0.4%
Electric Utilities - 0.4%
TenneT Holding BV 2.995% (Reg. S) (c)(i)	EUR	100,000	105,892
TOTAL PREFERRED SECURITIES (Cost $335,232)			304,810

Money Market Funds - 10.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (j) (Cost $3,109,141)	3,108,520	3,109,141

TOTAL INVESTMENT IN SECURITIES - 114.1% (Cost $35,330,399)	33,471,042
NET OTHER ASSETS (LIABILITIES) - (14.1)%	(4,129,277)
NET ASSETS - 100.0%	29,341,765

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/53	(50,000)	(41,909)
2% 3/1/53	(100,000)	(83,817)
2% 3/1/53	(50,000)	(41,909)

TOTAL GINNIE MAE		(167,635)

Uniform Mortgage Backed Securities
2% 3/1/38	(250,000)	(221,880)
2% 3/1/38	(100,000)	(88,752)
2% 3/1/53	(50,000)	(40,713)
2% 3/1/53	(50,000)	(40,713)
2% 3/1/53	(50,000)	(40,713)
2% 3/1/53	(50,000)	(40,713)
2% 3/1/53	(350,000)	(284,989)
2% 3/1/53	(200,000)	(162,851)
2.5% 3/1/53	(25,000)	(21,180)
2.5% 3/1/53	(50,000)	(42,359)
2.5% 3/1/53	(100,000)	(84,719)
2.5% 3/1/53	(50,000)	(42,359)
2.5% 3/1/53	(50,000)	(42,359)
3% 3/1/53	(300,000)	(263,870)
3% 3/1/53	(100,000)	(87,957)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,506,127)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,683,553)		(1,673,762)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Jun 2023	203,727	(463)	(463)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Jun 2023	107,055	(135)	(135)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2	Jun 2023	234,375	652	652

TOTAL PURCHASED					54

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	1	Jun 2023	120,237	778	778

TOTAL FUTURES CONTRACTS					832
The notional amount of futures purchased as a percentage of Net Assets is 1.9%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	2,000	USD	2,136	Brown Brothers Harriman & Co	4/20/23	(15)
EUR	7,000	USD	7,451	JPMorgan Chase Bank, N.A.	4/20/23	(25)
GBP	3,000	USD	3,638	JPMorgan Chase Bank, N.A.	4/20/23	(26)
GBP	2,000	USD	2,434	JPMorgan Chase Bank, N.A.	4/20/23	(26)
GBP	2,000	USD	2,421	JPMorgan Chase Bank, N.A.	4/20/23	(13)
USD	708,183	EUR	654,000	BNP Paribas S.A.	4/20/23	14,396
USD	2,179	EUR	2,000	BNP Paribas S.A.	4/20/23	58
USD	2,144	EUR	2,000	Bank of America, N.A.	4/20/23	23
USD	2,178	EUR	2,000	Brown Brothers Harriman & Co	4/20/23	57
USD	2,182	EUR	2,000	Brown Brothers Harriman & Co	4/20/23	60
USD	9,821	EUR	9,000	JPMorgan Chase Bank, N.A.	4/20/23	273
USD	2,199	EUR	2,000	JPMorgan Chase Bank, N.A.	4/20/23	77
USD	329,951	GBP	270,000	Bank of America, N.A.	4/20/23	4,880
USD	2,467	GBP	2,000	Brown Brothers Harriman & Co	4/20/23	59
USD	7,344	GBP	6,000	HSBC Bank	4/20/23	120
USD	2,455	GBP	2,000	JPMorgan Chase Bank, N.A.	4/20/23	47
USD	2,436	GBP	2,000	State Street Bank and Trust Co	4/20/23	28

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						19,973

Unrealized Appreciation						20,078
Unrealized Depreciation						(105)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,442,236 or 18.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,077.
(g)	Non-income producing
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	3,283,645	5,859,021	6,033,525	79,637	-	-	3,109,141	0.0%
Total	3,283,645	5,859,021	6,033,525	79,637	-	-	3,109,141

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,941	2,941	-	-
Consumer Discretionary	2,907	2,907	-	-
Energy	8,920	8,920	-	-
Health Care	660	660	-	-
Industrials	3,153	3,153	-	-
Information Technology	2,803	2,803	-	-

Corporate Bonds	11,958,926	-	11,958,926	-

U.S. Government and Government Agency Obligations	9,831,162	-	9,831,162	-

U.S. Government Agency - Mortgage Securities	5,728,226	-	5,728,226	-

Asset-Backed Securities	1,986,843	-	1,986,843	-

Commercial Mortgage Securities	357,875	-	357,875	-

Foreign Government and Government Agency Obligations	162,472	-	162,472	-

Bank Loan Obligations	10,203	-	10,203	-

Preferred Securities	304,810	-	304,810	-

Money Market Funds	3,109,141	3,109,141	-	-
Total Investments in Securities:	33,471,042	3,130,525	30,340,517	-
Derivative Instruments:

Assets
Futures Contracts	1,430	1,430	-	-
Forward Foreign Currency Contracts	20,078	-	20,078	-
Total Assets	21,508	1,430	20,078	-

Liabilities
Futures Contracts	(598)	(598)	-	-
Forward Foreign Currency Contracts	(105)	-	(105)	-
Total Liabilities	(703)	(598)	(105)	-
Total Derivative Instruments:	20,805	832	19,973	-
Other Financial Instruments:

TBA Sale Commitments	(1,673,762)	-	(1,673,762)	-
Total Other Financial Instruments:	(1,673,762)	-	(1,673,762)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	20,078	(105)
Total Foreign Exchange Risk	20,078	(105)
Interest Rate Risk
Futures Contracts (b)	1,430	(598)
Total Interest Rate Risk	1,430	(598)
Total Value of Derivatives	21,508	(703)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $32,221,258)	$30,361,901
Fidelity Central Funds (cost $3,109,141)	3,109,141

Total Investment in Securities (cost $35,330,399)		$33,471,042
Cash		25,877
Foreign currency held at value (cost $14,936)		14,792
Receivable for investments sold		844,595
Receivable for TBA sale commitments		1,683,553
Unrealized appreciation on forward foreign currency contracts		20,078
Receivable for fund shares sold		242,594
Dividends receivable		17
Interest receivable		193,311
Distributions receivable from Fidelity Central Funds		12,695
Receivable for daily variation margin on futures contracts		818
Prepaid expenses		2,497
Receivable from investment adviser for expense reductions		23,673
Total assets		36,535,542
Liabilities
Payable for investments purchased
Regular delivery	$911,897
Delayed delivery	4,526,022
TBA sale commitments, at value	1,673,762
Unrealized depreciation on forward foreign currency contracts	105
Distributions payable	161
Accrued management fee	7,097
Other payables and accrued expenses	74,733
Total Liabilities		7,193,777
Net Assets		$29,341,765
Net Assets consist of:
Paid in capital		$31,466,744
Total accumulated earnings (loss)		(2,124,979)
Net Assets		$29,341,765
Net Asset Value , offering price and redemption price per share ($29,341,765 ÷ 3,198,380 shares)		$9.17

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$8,698
Interest		456,657
Income from Fidelity Central Funds		79,637
Total Income		544,992
Expenses
Management fee	$38,509
Custodian fees and expenses	12,254
Independent trustees' fees and expenses	48
Registration fees	20,337
Audit	62,136
Legal	18
Miscellaneous	60
Total expenses before reductions	133,362
Expense reductions	(87,968)
Total expenses after reductions		45,394
Net Investment income (loss)		499,598
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(256,204)
Forward foreign currency contracts	(18,926)
Foreign currency transactions	271
Futures contracts	(25,678)
Total net realized gain (loss)		(300,537)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(530,986)
Forward foreign currency contracts	(11,776)
Assets and liabilities in foreign currencies	1,766
Futures contracts	4,997
TBA Sale commitments	1,831
Total change in net unrealized appreciation (depreciation)		(534,168)
Net gain (loss)		(834,705)
Net increase (decrease) in net assets resulting from operations		$(335,107)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	For the period April 13, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$499,598	$268,343
Net realized gain (loss)	(300,537)	(5,244)
Change in net unrealized appreciation (depreciation)	(534,168)	(1,294,546)
Net increase (decrease) in net assets resulting from operations	(335,107)	(1,031,447)
Distributions to shareholders	(537,818)	(220,609)
Share transactions
Proceeds from sales of shares	5,454,902	25,334,197
Reinvestment of distributions	537,529	220,605
Cost of shares redeemed	(80,278)	(209)
Net increase (decrease) in net assets resulting from share transactions	5,912,153	25,554,593
Total increase (decrease) in net assets	5,039,228	24,302,537

Net Assets
Beginning of period	24,302,537	-
End of period	$29,341,765	$24,302,537

Other Information
Shares
Sold	591,358	2,534,410
Issued in reinvestment of distributions	58,530	22,857
Redeemed	(8,754)	(21)
Net increase (decrease)	641,134	2,557,246

Financial Highlights
Fidelity® SAI Sustainable Core Plus Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.178	.107
Net realized and unrealized gain (loss)	(.317)	(.519)
Total from investment operations	(.139)	(.412)
Distributions from net investment income	(.191)	(.088)
Total distributions	(.191)	(.088)
Net asset value, end of period	$9.17	$9.50
Total Return D,E	(1.45)%	(4.13)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.04% H	.94% H,I
Expenses net of fee waivers, if any	.36% H	.36% H
Expenses net of all reductions	.35% H	.36% H
Net investment income (loss)	3.90% H	2.85% H
Supplemental Data
Net assets, end of period (000 omitted)	$29,342	$24,303
Portfolio turnover rate J	340% H	124% K

A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity SAI Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$79,330
Gross unrealized depreciation	(1,800,842)
Net unrealized appreciation (depreciation)	$(1,721,512)
Tax cost	$35,223,150

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(76,287)
Long-term	(1,344)
Total capital loss carryforward	$(77,631)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity SAI Sustainable Core Plus Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(18,926)	$(11,776)
Total Foreign Exchange Risk	(18,926)	(11,776)
Interest Rate Risk
Futures Contracts	$(25,678)	$4,997
Total Interest Rate Risk	(25,678)	4,997
Totals	$(44,604)	$(6,779)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Core Plus Bond Fund	29,537,983	29,410,285
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Core Plus Bond Fund	2,577	-	-
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $87,250.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $310 and $150, respectively.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $258.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Core Plus Bond Fund	81%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® SAI Sustainable Core Plus Bond Fund	.36%
Actual		$ 1,000	$ 985.50	$ 1.77
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904894.100
SSU-SANN-0423
Fidelity® SAI Low Duration Income Fund

Semi-Annual Report
February 28, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 21.7%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 53.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 0.9% 3/25/24	15,000,000	14,304,534
NTT Finance Corp.:
0.373% 3/3/23 (b)	15,000,000	14,998,123
0.583% 3/1/24 (b)	3,719,000	3,541,661
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 4.913% 3/22/24 (c)(d)	6,019,000	6,015,184
		38,859,502
Media - 0.3%
Discovery Communications LLC 3.8% 3/13/24	2,000,000	1,962,263
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.1741% 3/15/24 (b)(c)(d)	10,341,000	10,411,712
		12,373,975
TOTAL COMMUNICATION SERVICES		51,233,477
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 3.9%
American Honda Finance Corp. 3.55% 1/12/24	5,000,000	4,923,301
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.9546% 4/1/24 (b)(c)(d)	23,993,000	24,000,640
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 5.2646% 4/1/25 (b)(c)(d)	13,000,000	13,049,270
3.8% 4/6/23 (b)	4,500,000	4,493,856
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 5.6461% 5/4/23 (b)(c)(d)	11,390,000	11,397,792
0.75% 3/1/24 (b)	15,000,000	14,326,138
3.65% 2/22/24 (b)	6,401,000	6,291,539
5.5% 11/27/24 (b)	10,000,000	10,025,324
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 5.7367% 4/7/25 (c)(d)	13,000,000	12,999,747
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 5.0719% 10/15/24 (c)(d)	11,310,000	11,221,340
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.1077% 3/8/24 (c)(d)	9,606,000	9,586,480
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.7531% 11/17/23 (c)(d)	8,000,000	8,005,864
1.05% 3/8/24	10,000,000	9,551,174
1.7% 8/18/23	10,000,000	9,812,237
3.95% 4/13/24	3,000,000	2,942,058
4.15% 6/19/23	9,338,000	9,302,321
5.1% 1/17/24	2,000,000	1,990,495
Toyota Motor Corp. 0.681% 3/25/24	3,000,000	2,859,867
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.2737% 6/7/24 (b)(c)(d)	13,000,000	13,012,965
0.875% 11/22/23 (b)	5,000,000	4,838,336
3.125% 5/12/23 (b)	15,000,000	14,928,754
4.25% 11/13/23 (b)	9,000,000	8,913,331
		208,472,829
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.9745% 2/14/24 (c)(d)	11,071,000	11,055,206
Multiline Retail - 0.4%
Dollar General Corp. 4.25% 9/20/24	19,487,000	19,144,395
TOTAL CONSUMER DISCRETIONARY		238,672,430
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	11,500,000	10,939,266
Food & Staples Retailing - 0.1%
7-Eleven, Inc. 0.8% 2/10/24 (b)	7,898,000	7,544,095
Tobacco - 0.9%
Altria Group, Inc.:
3.8% 2/14/24	2,000,000	1,966,207
4% 1/31/24	7,000,000	6,913,798
BAT Capital Corp. 3.222% 8/15/24	15,000,000	14,456,245
Philip Morris International, Inc.:
3.6% 11/15/23	9,000,000	8,909,165
5.125% 11/15/24	12,200,000	12,161,873
Reynolds American, Inc. 4.85% 9/15/23	2,500,000	2,491,196
		46,898,484
TOTAL CONSUMER STAPLES		65,381,845
ENERGY - 1.9%
Energy Equipment & Services - 0.2%
Baker Hughes Co. 1.231% 12/15/23	9,196,000	8,910,799
Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 5.7726% 5/11/23 (c)(d)	15,141,000	15,161,155
ConocoPhillips Co. 2.125% 3/8/24	13,000,000	12,596,955
Enbridge, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.1834% 2/16/24 (c)(d)	14,987,000	14,955,602
Energy Transfer LP 4.9% 2/1/24	7,250,000	7,193,404
Equinor ASA 2.65% 1/15/24	20,000,000	19,561,098
Kinder Morgan Energy Partners LP:
4.15% 2/1/24	2,000,000	1,973,050
4.3% 5/1/24	2,000,000	1,971,450
Phillips 66 Co. 0.9% 2/15/24	5,000,000	4,786,452
Pioneer Natural Resources Co. 0.55% 5/15/23	5,000,000	4,951,150
Shell International Finance BV 3.5% 11/13/23	5,000,000	4,940,149
Spectra Energy Partners LP 4.75% 3/15/24	2,000,000	1,982,480
The Williams Companies, Inc. 4.3% 3/4/24	2,000,000	1,974,668
		92,047,613
TOTAL ENERGY		100,958,412
FINANCIALS - 35.0%
Banks - 21.7%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.2163% 2/4/25 (c)(d)	18,000,000	17,990,100
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.1853% 4/22/25 (c)(d)	15,950,000	15,932,136
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 5.6051% 4/25/25 (c)(d)	18,000,000	18,072,900
0.523% 6/14/24 (c)	12,000,000	11,809,080
0.81% 10/24/24 (c)	10,000,000	9,687,387
3.841% 4/25/25 (c)	10,000,000	9,793,349
4.125% 1/22/24	10,000,000	9,897,831
4.2% 8/26/24	10,000,000	9,806,614
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 4.6591% 9/15/23 (c)(d)	13,800,000	13,801,255
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.270% 4.7219% 4/14/23 (c)(d)	12,000,000	12,000,237
3.3% 2/5/24	7,000,000	6,860,985
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 4.8969% 4/15/24 (c)(d)	15,000,000	15,000,300
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 4.9441% 9/15/23 (c)(d)	10,963,000	10,978,191
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 4.6541% 9/15/23 (c)(d)	17,000,000	16,998,554
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8925% 7/31/24 (c)(d)	17,300,000	17,277,221
0.55% 9/15/23	10,000,000	9,745,636
Barclays PLC 1.007% 12/10/24 (c)	5,000,000	4,814,450
BB&T Corp. 3.75% 12/6/23	5,500,000	5,445,512
BNP Paribas SA 3.5% 3/1/23 (b)	10,500,000	10,500,000
BPCE SA:
3 month U.S. LIBOR + 1.240% 5.9751% 9/12/23 (b)(c)(d)	4,800,000	4,814,787
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.0219% 1/14/25 (b)(c)(d)	9,396,000	9,311,661
2.375% 1/14/25 (b)	7,962,000	7,483,891
4% 9/12/23 (b)	5,509,000	5,451,850
5.7% 10/22/23 (b)	5,000,000	4,984,661
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 4.753% 6/22/23 (c)(d)	14,351,000	14,352,725
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 5.3768% 4/7/25 (c)(d)	13,000,000	13,059,677
0.5% 12/14/23	3,000,000	2,890,155
3.1% 4/2/24	2,000,000	1,949,472
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	17,000,000	16,931,845
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.1852% 1/25/26 (c)(d)	17,500,000	17,357,373
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 5.9232% 5/24/25 (c)(d)	15,000,000	15,107,783
Credit Agricole SA 3.75% 4/24/23 (b)	9,600,000	9,578,981
Danske Bank A/S:
3.773% 3/28/25 (b)(c)	8,645,000	8,459,944
3.875% 9/12/23 (b)	5,000,000	4,953,203
6.466% 1/9/26 (b)(c)	14,604,000	14,693,762
Discover Bank 4.2% 8/8/23	20,000,000	19,886,244
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.2464% 3/28/25 (b)(c)(d)	13,000,000	13,021,710
2.968% 3/28/25 (b)(c)	13,050,000	12,635,643
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.9821% 5/21/24 (b)(c)(d)	12,811,000	12,770,441
Fifth Third Bancorp 3.65% 1/25/24	10,000,000	9,857,536
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.1324% 11/22/24 (c)(d)	13,000,000	12,878,004
1.162% 11/22/24 (c)	5,000,000	4,824,031
3.803% 3/11/25 (c)	10,000,000	9,789,901
3.95% 5/18/24 (c)	8,000,000	7,964,502
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 5.7434% 5/16/25 (c)(d)	18,000,000	18,110,880
5.699% 11/18/25 (c)	10,000,000	10,013,697
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 4.8313% 6/1/25 (c)(d)	15,475,000	15,416,814
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.9815% 3/16/24 (c)(d)	18,000,000	18,001,418
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 5.4712% 2/24/26 (c)(d)	15,958,000	15,982,256
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 5.3569% 6/14/25 (c)(d)	17,000,000	17,059,670
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 5.8161% 4/26/26 (c)(d)	14,956,000	15,111,463
0.697% 3/16/24 (c)	14,000,000	13,965,840
3.22% 3/1/25 (c)	5,000,000	4,879,949
3.559% 4/23/24 (c)	10,000,000	9,966,903
KeyBank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.7069% 6/14/24 (c)(d)	21,050,000	21,002,006
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 4.7646% 1/3/24 (c)(d)	15,000,000	14,997,113
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	11,318,000	11,192,140
3.9% 3/12/24	12,800,000	12,579,764
4.05% 8/16/23	20,000,000	19,872,070
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 5.5019% 7/26/23 (c)(d)	4,700,000	4,700,902
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 5.6819% 7/26/23 (c)(d)	15,300,000	15,333,180
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 5.711% 9/12/25 (c)(d)	12,955,000	13,051,644
3.455% 3/2/23	5,000,000	5,000,000
4.788% 7/18/25 (c)	10,000,000	9,864,255
Mizuho Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 5.5119% 5/22/26 (c)(d)	21,000,000	20,874,419
3.549% 3/5/23	5,000,000	4,999,190
3.922% 9/11/24 (c)	16,400,000	16,228,308
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.0848% 8/12/24 (b)(c)(d)	14,209,000	14,055,997
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 5.863% 3/22/25 (b)(c)(d)	11,324,000	11,339,390
2.375% 5/21/23 (b)	5,000,000	4,965,574
PNC Financial Services Group, Inc. 3.5% 1/23/24	7,500,000	7,382,263
Rabobank Nederland 2.625% 7/22/24 (b)	11,000,000	10,583,069
Rabobank Nederland New York Branch:
0.375% 1/12/24	20,959,000	20,108,747
3.875% 8/22/24	13,000,000	12,742,800
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 4.7672% 1/19/24 (c)(d)	5,000,000	4,995,723
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 4.7767% 10/7/24 (c)(d)	2,000,000	1,995,501
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 4.8666% 7/29/24 (c)(d)	2,000,000	1,997,004
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.9461% 10/26/23 (c)(d)	15,700,000	15,717,333
0.425% 1/19/24	3,000,000	2,875,418
2.55% 7/16/24	5,000,000	4,815,000
3.97% 7/26/24	15,733,000	15,426,758
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	5,000,000	4,867,844
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 5.5243% 1/21/26 (b)(c)(d)	18,000,000	17,841,420
2.625% 1/22/25 (b)	13,000,000	12,251,116
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	14,852,000	14,240,092
2.696% 7/16/24	3,000,000	2,887,598
Sumitomo Mitsui Trust Bank Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 4.8159% 9/16/24 (b)(c)(d)	2,000,000	1,993,440
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	5,000,000	4,924,385
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 5.3362% 4/4/25 (b)(c)(d)	11,081,000	11,069,918
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 4.5215% 6/2/23 (c)(d)	16,000,000	15,993,541
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.6748% 3/4/24 (c)(d)	21,000,000	20,979,874
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.8664% 9/28/23 (c)(d)	7,342,000	7,347,654
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 5.2577% 3/8/24 (c)(d)	15,914,000	15,984,900
2.35% 3/8/24	7,000,000	6,788,088
2.65% 6/12/24	5,000,000	4,834,432
3.25% 3/11/24	2,000,000	1,956,863
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 4.6546% 1/17/24 (c)(d)	16,000,000	15,967,184
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.0838% 3/9/23 (c)(d)	14,724,000	14,725,458
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.7538% 6/9/25 (c)(d)	16,000,000	15,875,840
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 5.8112% 4/25/26 (c)(d)	13,951,000	14,083,059
3.3% 9/9/24	10,900,000	10,580,878
3.75% 1/24/24	20,000,000	19,699,515
		1,153,519,077
Capital Markets - 5.8%
Bank of New York Mellon Corp. 0.35% 12/7/23	3,000,000	2,889,489
Bank of New York, New York 5.224% 11/21/25 (c)	8,260,000	8,231,098
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 4.9354% 8/9/23 (c)(d)	17,000,000	16,862,794
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 4.9306% 2/2/24 (c)(d)	16,147,000	15,749,461
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 5.8127% 2/21/25 (c)(d)	14,000,000	13,389,724
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.0557% 11/8/23 (c)(d)	17,390,000	17,372,838
0.898% 5/28/24	5,000,000	4,711,344
0.962% 11/8/23	16,967,000	16,455,239
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.1779% 1/24/25 (c)(d)	19,500,000	19,470,300
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 5.7841% 3/15/24 (c)(d)	14,000,000	14,099,463
0.523% 3/8/23	15,600,000	15,587,115
1.757% 1/24/25 (c)	3,000,000	2,887,606
3.625% 2/20/24	15,000,000	14,730,712
4% 3/3/24	16,000,000	15,762,783
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.0208% 11/10/23 (c)(d)	11,540,000	11,538,449
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.1251% 1/24/25 (c)(d)	17,500,000	17,461,325
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 5.6371% 4/17/25 (c)(d)	18,000,000	18,082,980
0.791% 1/22/25 (c)	4,000,000	3,824,977
2.63% 2/18/26 (c)	14,000,000	13,205,219
3.7% 10/23/24	15,900,000	15,488,674
3.737% 4/24/24 (c)	5,035,000	5,020,178
State Street Corp. 3.776% 12/3/24 (c)	5,000,000	4,935,881
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.6163% 6/1/23 (b)(c)(d)	16,000,000	16,007,040
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.0054% 8/9/24 (b)(c)(d)	5,000,000	5,002,963
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 4.9192% 1/13/25 (b)(c)(d)	20,000,000	19,953,869
		308,721,521
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.1017% 9/29/23 (c)(d)	15,093,000	15,019,768
Ally Financial, Inc. 3.875% 5/21/24	5,000,000	4,895,692
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 5.2686% 5/3/24 (c)(d)	15,230,000	15,278,486
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 5.2498% 3/4/25 (c)(d)	20,000,000	20,142,349
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.0434% 12/6/24 (c)(d)	22,000,000	21,858,100
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.9054% 5/9/25 (c)(d)	18,000,000	17,995,302
1.343% 12/6/24 (c)	12,000,000	11,565,944
3.3% 10/30/24	7,000,000	6,758,287
3.75% 4/24/24	10,000,000	9,807,030
3.9% 1/29/24	15,000,000	14,785,195
John Deere Capital Corp. 3.35% 6/12/24	5,000,000	4,885,560
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 4.669% 6/18/24 (c)(d)	2,000,000	1,997,320
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 4.7747% 1/11/24 (c)(d)	5,000,000	4,997,818
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.0717% 12/29/23 (c)(d)	17,000,000	17,062,390
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.7548% 4/6/23 (c)(d)	17,000,000	16,999,994
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.033% 3/22/24 (c)(d)	16,000,000	16,034,448
		200,083,683
Diversified Financial Services - 1.5%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.113% 8/19/24 (b)(c)(d)	2,000,000	1,972,078
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.2511% 5/24/24 (b)(c)(d)	16,500,000	16,398,525
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 5.1497% 1/7/25 (b)(c)(d)	20,600,000	20,230,691
0.95% 1/8/24 (b)	7,649,000	7,351,056
1% 4/16/24 (b)	5,000,000	4,702,224
GA Global Funding Trust 1.25% 12/8/23 (b)	9,000,000	8,690,542
Jackson Financial, Inc. 1.125% 11/22/23	24,255,000	23,507,028
		82,852,144
Insurance - 2.2%
Equitable Financial Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 4.8301% 4/6/23 (b)(c)(d)	12,000,000	11,995,784
0.5% 11/17/23 (b)	25,000,000	24,114,530
Lincoln National Corp. 4% 9/1/23	9,303,000	9,230,213
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	20,800,000	20,450,546
New York Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 4.8061% 4/26/24 (b)(c)(d)	8,000,000	8,003,808
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 4.7426% 3/25/24 (b)(c)(d)	9,564,000	9,561,956
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8327% 4/12/24 (b)(c)(d)	7,300,000	7,260,945
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 4.9731% 3/31/23 (b)(c)(d)	13,232,000	13,231,989
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 5.3964% 3/28/25 (b)(c)(d)	13,000,000	13,025,480
		116,875,251
TOTAL FINANCIALS		1,862,051,676
HEALTH CARE - 3.2%
Biotechnology - 0.3%
Amgen, Inc. 5.25% 3/2/25 (e)	16,415,000	16,378,495
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 3.363% 6/6/24	8,000,000	7,795,419
Health Care Providers & Services - 1.0%
Cigna Group 0.613% 3/15/24	24,758,000	23,573,990
Humana, Inc. 0.65% 8/3/23	30,523,000	29,923,330
		53,497,320
Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc. 0.55% 9/15/23	12,400,000	12,085,240
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.9846% 10/18/24 (c)(d)	8,554,000	8,545,461
		20,630,701
Pharmaceuticals - 1.4%
AstraZeneca PLC 3.5% 8/17/23	5,000,000	4,956,359
Bayer U.S. Finance II LLC 3.875% 12/15/23 (b)	15,000,000	14,797,697
Bristol-Myers Squibb Co. 0.537% 11/13/23	10,000,000	9,674,563
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 5.3052% 3/24/24 (c)(d)	9,497,000	9,471,094
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 4.6872% 9/11/23 (b)(c)(d)	22,250,000	22,258,433
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	12,026,000	11,847,900
		73,006,046
TOTAL HEALTH CARE		171,307,981
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.1%
The Boeing Co. 4.508% 5/1/23	7,000,000	6,989,989
Industrial Conglomerates - 0.3%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.7901% 3/11/24 (b)(c)(d)	17,000,000	17,011,059
Machinery - 1.3%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.240% 4.7981% 5/17/24 (c)(d)	4,000,000	3,993,292
0.95% 1/10/24	2,000,000	1,927,485
3.65% 12/7/23	2,000,000	1,975,360
3.75% 11/24/23	2,000,000	1,981,638
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 4.8384% 6/14/23 (b)(c)(d)	15,000,000	15,001,874
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 5.433% 4/5/24 (b)(c)(d)	11,000,000	11,008,233
1.125% 12/14/23 (b)	25,282,000	24,467,656
5.1491% 12/13/24 (b)(c)	2,000,000	1,987,393
5.2% 1/17/25 (b)	5,340,000	5,305,666
		67,648,597
Road & Rail - 0.2%
Canadian Pacific Railway Co. 1.35% 12/2/24	13,000,000	12,118,289
Trading Companies & Distributors - 0.1%
Air Lease Corp. 4.25% 2/1/24	5,000,000	4,929,307
TOTAL INDUSTRIALS		108,697,241
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 4% 7/15/24	5,000,000	4,899,353
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6746% 10/1/24 (c)(d)	5,416,000	5,361,402
Microchip Technology, Inc. 0.972% 2/15/24	5,000,000	4,778,325
		10,139,727
Software - 0.2%
VMware, Inc. 0.6% 8/15/23	12,018,000	11,756,797
TOTAL INFORMATION TECHNOLOGY		26,795,877
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese U.S. Holdings LLC 3.5% 5/8/24	3,000,000	2,920,153
Nutrien Ltd. 5.9% 11/7/24	5,356,000	5,384,591
The Mosaic Co. 4.25% 11/15/23	2,000,000	1,984,805
		10,289,549
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Federal Realty Investment Trust 3.95% 1/15/24	20,000,000	19,704,957
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 4.8747% 1/11/24 (c)(d)	9,519,000	9,495,986
Ventas Realty LP 3.75% 5/1/24	10,600,000	10,366,619
		39,567,562
UTILITIES - 3.4%
Electric Utilities - 2.6%
Alabama Power Co. 3.55% 12/1/23	12,000,000	11,818,822
Duke Energy Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6101% 6/10/23 (c)(d)	7,302,000	7,295,816
3.75% 4/15/24	2,000,000	1,962,700
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.8037% 8/15/23 (c)(d)	10,000,000	9,980,100
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.8051% 5/10/23 (c)(d)	8,596,000	8,593,344
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 4.7164% 6/28/24 (c)(d)	13,012,000	12,835,427
NextEra Energy Capital Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.9486% 11/3/23 (c)(d)	17,000,000	16,992,746
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 4.8363% 3/1/23 (c)(d)	8,165,000	8,165,000
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 4.9739% 9/28/23 (c)(d)	4,027,000	4,015,916
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 4.7452% 6/24/24 (c)(d)	11,827,000	11,807,949
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 5.0646% 4/3/23 (c)(d)	12,000,000	11,998,232
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.2546% 4/1/24 (c)(d)	12,000,000	11,984,434
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.9251% 5/10/23 (c)(d)	8,433,000	8,429,627
0.6% 2/26/24	5,000,000	4,761,232
Tampa Electric Co. 3.875% 7/12/24	9,610,000	9,387,399
		140,028,744
Gas Utilities - 0.4%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 5.1034% 3/9/23 (c)(d)	11,128,000	11,128,472
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 5.2786% 3/2/23 (c)(d)	4,681,000	4,681,000
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 5.1027% 9/14/23 (c)(d)	2,073,000	2,070,057
		17,879,529
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.2048% 5/13/24 (c)(d)	14,429,000	14,359,759
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 5.299% 9/15/23 (c)(d)	5,803,000	5,802,666
Public Service Enterprise Group, Inc. 2.875% 6/15/24	2,000,000	1,930,554
		22,092,979
TOTAL UTILITIES		180,001,252
TOTAL NONCONVERTIBLE BONDS (Cost $2,865,415,862)		2,854,957,302

U.S. Treasury Obligations - 17.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.59% to 4.72% 5/11/23 to 1/25/24	585,385,000	574,730,201
U.S. Treasury Notes:
3% 6/30/24	214,874,000	209,065,687
4.125% 1/31/25 (f)	129,000,000	127,321,993
TOTAL U.S. TREASURY OBLIGATIONS (Cost $916,651,297)		911,117,881

Asset-Backed Securities - 15.1%
	Principal Amount (a)	Value ($)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.8753% 7/22/32 (b)(c)(d)	10,424,000	10,291,438
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(d)	10,292,000	10,163,340
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 5.8276% 1/17/32 (b)(c)(d)	12,657,000	12,558,187
Ally Auto Receivables Trust Series 2022-2 Class A2, 4.62% 10/15/25	13,000,000	12,932,612
American Express Credit Account Master Trust Series 2018-9 Class A, 1 month U.S. LIBOR + 0.380% 4.9679% 4/15/26 (c)(d)	2,500,000	2,499,719
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A2, 0.41% 2/18/25	2,435,593	2,424,350
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.8653% 4/22/31 (b)(c)(d)	8,970,000	8,857,848
BMW Vechicle Lease Trust 2023-1 Series 2023-1:
Class A2, 5.27% 2/25/25	8,956,000	8,952,412
Class A3, 5.16% 11/25/25	7,283,000	7,273,627
BMW Vehicle Lease Trust:
Series 2021-1 Class A3, 0.29% 1/25/24	3,217,636	3,200,959
Series 2022-1:
Class A2, 0.67% 5/28/24	2,273,177	2,262,537
Class A3, 1.1% 3/25/25	3,595,000	3,496,616
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	2,092,835	2,051,361
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	22,670,000	22,648,593
CarMax Auto Owner Trust:
Series 2020-4 Class A3, 0.5% 8/15/25	4,662,262	4,543,913
Series 2021-3 Class A2A, 0.29% 9/16/24	503,201	502,306
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.0012% 5/15/25 (c)(d)	4,699,541	4,700,208
Series 2022-3 Class A2A, 3.81% 9/15/25	9,669,099	9,590,043
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	7,317,000	7,315,757
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	7,789,000	7,766,366
Carvana Auto Receivables Trust Series 2021-P3 Class A2, 0.38% 1/10/25	1,401,323	1,392,925
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(d)	2,864,000	2,823,824
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.8924% 7/15/33 (b)(c)(d)	10,797,000	10,633,555
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.7846% 7/27/30 (b)(c)(d)	10,124,910	10,019,065
Chesapeake Funding II LLC Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.230% 4.8179% 4/15/33 (b)(c)(d)	4,415,010	4,404,508
CNH Equipment Trust Series 2021-C Class A2, 0.33% 1/15/25	3,166,714	3,134,893
Daimler Trucks Retail Trust Series 2022-1 Class A2, 5.07% 9/16/24	11,850,000	11,839,161
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (b)	2,843,484	2,800,426
Dell Equipment Finance Trust 2022-2 4.03% 7/22/27 (b)	16,759,000	16,594,646
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (b)	10,746,000	10,681,429
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	1,887,290	1,866,381
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	4,998,888	4,959,742
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 4.7316% 12/11/34 (b)(c)(d)	4,670,953	4,650,660
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	9,297,000	9,212,100
Enterprise Fleet Financing Series 2023-1 Class A2, 5.51% 1/22/29 (b)	9,755,000	9,761,097
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	5,349,035	5,242,076
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	1,295,949	1,259,562
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	5,574,790	5,357,267
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	1,749,000	1,717,704
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.0012% 10/15/24 (c)(d)	5,109,557	5,112,032
Ford Credit Auto Owner Trust:
Series 2022-C Class A2A, 4.52% 4/15/25	7,720,000	7,686,876
Series 2022-D, Class A2A, 5.37% 8/15/25	21,450,000	21,449,082
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	5,980,000	5,970,989
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 5.0012% 2/15/25 (c)(d)	7,776,617	7,781,716
GM Financial Automobile Leasing Trust:
Series 2022-2 Class A2, 2.93% 10/21/24	6,768,033	6,684,730
Series 2022-3 Class A2A, 4.01% 10/21/24	12,709,855	12,622,726
Series 2023-1 Class A3, 5.16% 4/20/26	8,911,000	8,904,717
Series 2023-A Class A2A, 5.27% 6/20/25	13,028,000	13,025,390
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	5,925,000	5,917,468
GM Financial Consumer Automobile Receivables Series 2022-2 Class A2, 2.52% 5/16/25	6,460,306	6,387,509
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4 Class A3, 0.38% 8/18/25	3,468,939	3,379,428
Series 2022-3 Class A2A, 3.5% 9/16/25	15,806,131	15,647,185
Series 2022-4 Class A2A, 4.6% 11/17/25	7,129,000	7,088,612
GMF Floorplan Owner Revolving Trust Series 2020-2 Class A, 0.69% 10/15/25 (b)	7,895,000	7,667,367
Honda Auto Receivables Series 2023-1 Class A2, 5.22% 10/21/25	17,000,000	16,984,870
HPEFS Equipment Trust:
Series 2022-1A Class A2, 1.02% 5/21/29 (b)	7,581,853	7,478,605
Series 2022-3A Class A2, 5.26% 8/20/29 (b)	7,000,000	6,983,471
Hyundai Auto Lease Securitization Series 2022-C Class A2A, 4.34% 1/15/25 (b)	6,202,978	6,163,106
Hyundai Auto Lease Securitization Trust:
Series 2021-A Class A3, 0.33% 1/16/24 (b)	864,936	862,205
Series 2022-A Class A2, 0.81% 4/15/24 (b)	6,666,619	6,606,849
Series 2023-A Class A2A, 5.2% 4/15/25 (b)	9,593,000	9,582,016
Hyundai Auto Receivables Trust:
Series 2020-C Class A3, 0.38% 5/15/25	4,019,353	3,923,614
Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.0312% 2/18/25 (c)(d)	830,481	830,971
Series 2022-B Class A2A, 3.64% 5/15/25	11,537,723	11,430,681
Series 2022-C, Class A2A, 5.35% 11/17/25	13,661,000	13,658,840
John Deere Owner Trust:
Series 2021-A Class A3, 0.36% 9/15/25	11,249,501	10,857,025
3.73% 6/16/25	15,958,000	15,803,225
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.8153% 1/22/31 (b)(c)(d)	7,538,000	7,467,075
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	791,360	784,137
Series 2022-1A Class A, 1.36% 4/15/32 (b)	2,495,364	2,464,546
Series 2022-2A Class A, 4.25% 8/15/32 (b)	5,958,752	5,884,364
Mercedes-Benz Auto Lease Trust Series 2021-B Class A3, 0.4% 11/15/24	2,495,736	2,437,601
Mercedes-Benz Auto Receivables:
Series 2022-1, Class A2, 5.26% 10/15/25	16,917,000	16,913,036
Series 2023-1 Class A2, 5.09% 1/15/26	7,149,000	7,131,950
MMAF Equipment Finance LLC Series 2022-B Class A2, 5.57% 9/9/25 (b)	5,832,000	5,826,632
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.7924% 7/17/32 (b)(c)(d)	11,000,000	10,845,549
Nissan Auto Receivables Series 2022-B Class A2, 4.5% 8/15/25	12,000,000	11,923,024
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.7153% 5/20/29 (b)(c)(d)	6,427,903	6,380,362
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 5.6819% 4/15/30 (b)(c)(d)	10,053,799	9,940,352
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	2,717,478	2,674,166
Santander Drive Auto Receivables Trust:
Series 2022-5 Class A2, 3.98% 1/15/25	5,126,460	5,110,451
Series 2022-6 Class A2, 4.37% 5/15/25	8,090,645	8,065,053
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	6,188,811	6,110,665
Series 2022-A Class A2, 0.97% 3/20/25 (b)	6,868,348	6,727,690
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	6,571,000	6,568,391
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (b)(c)(d)	7,764,000	7,669,124
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.8124% 1/15/34 (b)(c)(d)	10,983,000	10,872,939
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.8366% 11/18/30 (b)(c)(d)	9,653,426	9,567,530
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.7224% 7/15/30 (b)(c)(d)	11,682,956	11,564,899
Tesla Auto Lease Trust:
Series 2021-A Class A2, 0.36% 3/20/25 (b)	1,262,078	1,255,731
Series 2021-B Class A2, 0.36% 9/22/25 (b)	6,144,997	6,063,779
Toyota Auto Loan Extended Note Trust Series 2019-1A Class A, 2.56% 11/25/31 (b)	6,200,000	5,993,202
Toyota Auto Receivables:
Series 2021-D Class A3, 0.71% 4/15/26	3,220,000	3,047,523
Series 2022-D Class A2A, 5.27% 1/15/26	14,902,000	14,894,127
Toyota Auto Receivables 2022-B Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 4.8912% 1/15/25 (c)(d)	3,436,655	3,436,411
Toyota Auto Receivables Owner Trust:
Series 2022-C Class A2A, 3.83% 8/15/25	4,002,000	3,965,176
Series 2023-A Class A2, 5.05% 1/15/26	11,805,000	11,778,260
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	720,942	713,670
Series 2021-3 Class A, 0.83% 7/20/31 (b)	1,696,967	1,666,499
Series 2021-4 Class A, 0.84% 9/20/31 (b)	3,132,153	3,052,825
Series 2021-5 Class A, 1.31% 11/20/31 (b)	4,674,067	4,545,346
Verizon Master Trust Series 2022-1 Class A, 1.04% 1/20/27	17,500,000	17,220,474
Volkswagen Auto Lease Trust Series 2020-A Class A3, 0.39% 1/22/24	1,221,072	1,217,433
Volkswagen Auto Loan Enhanced Trust Series 2021-1 Class A2, 0.49% 10/21/24	4,237,357	4,203,558
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.7424% 4/17/30 (b)(c)(d)	9,401,240	9,310,536
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 4.8713% 8/20/29 (b)(c)(d)	3,951,229	3,917,523
WOART 2023-A Series 2023-A Class A2A, 5.18% 7/15/26	22,000,000	21,964,976
World Omni Auto Receivables Trust:
Series 2021-C Class A2, 0.22% 9/16/24	1,087,861	1,085,852
Series 2022-D, Class A2A, 5.51% 3/16/26	9,765,000	9,782,366
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	860,330	858,991
TOTAL ASSET-BACKED SECURITIES (Cost $807,591,999)		801,778,312

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.9%
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,886,763	1,772,069
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	1,106,254	1,070,393
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,815,232	1,722,327
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	2,452,217	2,301,009
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,959,381	1,893,800
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	7,913,312	7,548,421
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	8,452,578	8,157,622
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	2,847,919	2,730,952
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	3,013,015	2,842,268
Silverstone Master Issuer PLC floater Series 2022-1A Class 1A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8296% 1/21/70 (b)(c)(d)	18,000,000	17,934,552

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,326,635)		47,973,413

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (b)(c)(d)	2,702,000	2,662,463
BX Commercial Mortgage Trust floater Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 5.5754% 2/15/39 (b)(c)(d)	8,693,444	8,564,198
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.438% 11/15/38 (b)(c)(d)	4,756,000	4,675,607
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.2239% 10/15/26 (b)(c)(d)	4,422,000	4,314,244
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (b)(c)(d)	2,296,000	2,291,688
floater, sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (b)(c)(d)	8,221,298	8,179,993
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (b)(c)(d)	6,595,000	6,421,474
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 5.8577% 5/15/39 (b)(c)(d)	7,914,000	7,884,304
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (b)(c)(d)	3,836,532	3,766,977
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 7/15/38 (b)(c)(d)	2,275,000	2,228,081
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (b)(c)(d)	4,580,000	4,481,278
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $55,915,496)		55,470,307

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
Citibank NA 3.65% 1/23/24	18,031,000	17,768,558
Svenska Handelsbanken AB 3.9% 11/20/23	2,000,000	1,978,344
TOTAL BANK NOTES (Cost $19,802,191)		19,746,902

Certificates of Deposit - 4.6%
	Principal Amount (a)	Value ($)
Bank of America NA 5.12% 8/31/23	14,000,000	13,992,420
Bank of Montreal yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.3% 8/1/23 (c)(d)	15,000,000	15,035,288
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.2% 6/8/23 (c)(d)	18,800,000	18,823,763
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.36% 8/11/23 (c)(d)	15,000,000	14,999,963
5.4% 11/6/23	22,000,000	21,987,731
5.56% 11/27/23	22,700,000	22,700,281
Canadian Imperial Bank of Commerce yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.31% 8/22/23 (c)(d)	15,000,000	15,047,603
Credit Suisse AG yankee U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.8727% 3/20/23 (c)(d)	13,800,000	13,799,476
Lloyds Bank Corporate Markets PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.36% 7/3/23 (c)(d)	20,000,000	20,045,710
Nordea Bank Finland PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.13% 8/31/23 (c)(d)	15,000,000	15,032,156
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.15% 5/3/23 (c)(d)	15,000,000	15,011,349
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.2% 7/7/23 (c)(d)	18,800,000	18,831,084
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.25% 7/11/23 (c)(d)	17,700,000	17,733,322
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 5.35% 8/1/23 (c)(d)	15,000,000	15,038,663
Svenska Handelsbanken, Inc. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.28% 8/3/23 (c)(d)	8,750,000	8,771,564
TOTAL CERTIFICATES OF DEPOSIT (Cost $246,550,000)		246,850,373

Commercial Paper - 4.6%
	Principal Amount (a)	Value ($)
AT&T, Inc. 5.42% 12/19/23	19,000,000	18,157,755
Bank of Montreal U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.23% 7/11/23 (c)(d)	17,700,000	17,699,393
BPCE SA yankee 5.15% 12/7/23	25,000,000	23,974,225
Citigroup Global Markets, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.2% 9/22/23 (c)(d)	20,000,000	19,999,978
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.23% 4/28/23 (c)(d)	15,000,000	15,013,638
HSBC U.S.A., Inc. yankee 5.35% 11/1/23	22,750,000	21,935,709
NatWest Markets PLC yankee:
5.28% 11/7/23	22,700,000	21,862,597
5.34% 2/9/24	25,000,000	23,703,943
Philip Morris International, Inc. 5% 10/24/23	17,000,000	16,442,776
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.21% 7/7/23 (c)(d)	19,800,000	19,799,309
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.3% 7/27/23 (c)(d)	15,000,000	15,031,944
Svenska Handelsbanken, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.24% 8/29/23 (c)(d)	15,000,000	15,038,816
The Toronto-Dominion Bank yankee 4.97% 10/27/23	17,000,000	16,405,138
TOTAL COMMERCIAL PAPER (Cost $245,040,683)		245,065,221

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (g)	151,398,336	151,428,615
Fidelity Securities Lending Cash Central Fund 4.63% (g)(h)	123,683,183	123,695,551
TOTAL MONEY MARKET FUNDS (Cost $275,124,166)		275,124,166

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $5,481,418,329)	5,458,083,877
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(138,943,762)
NET ASSETS - 100.0%	5,319,140,115

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,109,309,596 or 20.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	242,746,450	2,306,146,751	2,397,464,586	7,114,266	-	-	151,428,615	0.3%
Fidelity Securities Lending Cash Central Fund 4.63%	-	246,054,988	122,359,437	29,877	-	-	123,695,551	0.4%
Total	242,746,450	2,552,201,739	2,519,824,023	7,144,143	-	-	275,124,166

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	2,854,957,302	-	2,854,957,302	-

U.S. Government and Government Agency Obligations	911,117,881	-	911,117,881	-

Asset-Backed Securities	801,778,312	-	801,778,312	-

Collateralized Mortgage Obligations	47,973,413	-	47,973,413	-

Commercial Mortgage Securities	55,470,307	-	55,470,307	-

Bank Notes	19,746,902	-	19,746,902	-

Certificates of Deposit	246,850,373	-	246,850,373	-

Commercial Paper	245,065,221	-	245,065,221	-

Money Market Funds	275,124,166	275,124,166	-	-
Total Investments in Securities:	5,458,083,877	275,124,166	5,182,959,711	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $120,658,541) - See accompanying schedule:
Unaffiliated issuers (cost $5,206,294,163)	$5,182,959,711
Fidelity Central Funds (cost $275,124,166)	275,124,166

Total Investment in Securities (cost $5,481,418,329)		$5,458,083,877
Receivable for investments sold		84,836
Receivable for fund shares sold		9,257,919
Interest receivable		24,373,074
Distributions receivable from Fidelity Central Funds		1,311,988
Prepaid expenses		2,881
Receivable from investment adviser for expense reductions		467,692
Total assets		5,493,582,267
Liabilities
Payable for investments purchased
Regular delivery	$21,509,639
Delayed delivery	16,404,166
Payable for fund shares redeemed	9,922,747
Distributions payable	1,471,045
Accrued management fee	1,309,678
Other payables and accrued expenses	129,326
Collateral on securities loaned	123,695,551
Total Liabilities		174,442,152
Net Assets		$5,319,140,115
Net Assets consist of:
Paid in capital		$5,336,143,374
Total accumulated earnings (loss)		(17,003,259)
Net Assets		$5,319,140,115
Net Asset Value , offering price and redemption price per share ($5,319,140,115 ÷ 534,599,052 shares)		$9.95

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$81,528,885
Income from Fidelity Central Funds (including $29,877 from security lending)		7,144,143
Total Income		88,673,028
Expenses
Management fee	$6,994,349
Custodian fees and expenses	20,327
Independent trustees' fees and expenses	8,442
Registration fees	107,490
Audit	29,141
Legal	3,056
Miscellaneous	8,466
Total expenses before reductions	7,171,271
Expense reductions	(2,078,136)
Total expenses after reductions		5,093,135
Net Investment income (loss)		83,579,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,077,501)
Total net realized gain (loss)		(2,077,501)
Change in net unrealized appreciation (depreciation) on investment securities		14,369,955
Net gain (loss)		12,292,454
Net increase (decrease) in net assets resulting from operations		$95,872,347
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,579,893	$27,646,608
Net realized gain (loss)	(2,077,501)	(4,311,715)
Change in net unrealized appreciation (depreciation)	14,369,955	(42,180,493)
Net increase (decrease) in net assets resulting from operations	95,872,347	(18,845,600)
Distributions to shareholders	(73,094,645)	(26,559,969)
Share transactions
Proceeds from sales of shares	2,091,702,905	2,620,928,236
Reinvestment of distributions	64,691,090	23,210,193
Cost of shares redeemed	(1,036,877,225)	(2,649,571,958)
Net increase (decrease) in net assets resulting from share transactions	1,119,516,770	(5,433,529)
Total increase (decrease) in net assets	1,142,294,472	(50,839,098)

Net Assets
Beginning of period	4,176,845,643	4,227,684,741
End of period	$5,319,140,115	$4,176,845,643

Other Information
Shares
Sold	211,373,719	263,437,656
Issued in reinvestment of distributions	6,523,522	2,338,485
Redeemed	(104,682,699)	(266,565,367)
Net increase (decrease)	113,214,542	(789,226)

Financial Highlights
Fidelity® SAI Low Duration Income Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.178	.063	.016
Net realized and unrealized gain (loss)	.015	(.102)	.007
Total from investment operations	.193	(.039)	.023
Distributions from net investment income	(.153)	(.059)	(.013)
Distributions from net realized gain	-	(.002)	-
Total distributions	(.153)	(.061)	(.013)
Net asset value, end of period	$9.95	$9.91	$10.01
Total Return D,E	1.96%	(.38)%	.23%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.31% H	.30%	.34% H
Expenses net of fee waivers, if any	.22% H	.22%	.22% H
Expenses net of all reductions	.22% H	.22%	.22% H
Net investment income (loss)	3.62% H	.63%	.17% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,319,140	$4,176,846	$4,227,685
Portfolio turnover rate I	49% H	59%	15% H,J

A For the period September 15, 2020 (commencement of operations) through August 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity SAI Low Duration Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount and   capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,825,330
Gross unrealized depreciation	(25,545,474)
Net unrealized appreciation (depreciation)	$(11,720,144)
Tax cost	$5,469,804,021

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,471,401)
Long-term	(1,713,529)
Total capital loss carryforward	$(4,184,930)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Low Duration Income Fund	1,185,163,435	714,186,072

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets.

During March 2023, the Board approved changes to the management fee effective April 1, 2023. The Fund will pay a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Low Duration Income Fund	$3,939

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Low Duration Income Fund	$3,360	$-	$-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .22% of average net assets. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,077,456.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $680.

Effective April 1, 2023, the investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceed .20% of average net assets. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® SAI Low Duration Income Fund	.22%
Actual		$ 1,000	$ 1,019.60	$ 1.10
Hypothetical- B		$ 1,000	$ 1,023.70	$ 1.10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Low Duration Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period. No performance peer group information was considered by the Board as Fidelity advised the Board that competitor funds have different and/or broader investment mandates compared with the fund's more specialized strategies. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.22% through December 31, 2023.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9900848.102
LDI-SANN-0423
Fidelity® Corporate Bond Fund

Semi-Annual Report
February 28, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 20%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 87.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
2.25% 2/1/32	13,000,000	10,146,954
3.55% 9/15/55	5,501,000	3,726,396
3.65% 9/15/59	3,848,000	2,606,032
3.8% 12/1/57	16,364,000	11,488,569
4.3% 2/15/30	5,000,000	4,690,377
4.5% 5/15/35	3,834,000	3,448,551
Level 3 Financing, Inc. 3.4% 3/1/27 (b)	8,250,000	6,924,521
Verizon Communications, Inc.:
2.355% 3/15/32	14,000,000	11,006,130
2.55% 3/21/31	4,843,000	3,961,515
3% 11/20/60	8,375,000	5,042,411
3.15% 3/22/30	721,000	631,322
3.7% 3/22/61	12,000,000	8,435,841
4.016% 12/3/29	10,000,000	9,223,038
4.329% 9/21/28	2,268,000	2,172,803
4.4% 11/1/34	13,039,000	11,852,942
4.5% 8/10/33	1,048,000	974,028
		96,331,430
Entertainment - 0.6%
The Walt Disney Co.:
3.8% 3/22/30	11,650,000	10,832,387
4.7% 3/23/50	5,000,000	4,678,800
6.65% 11/15/37	9,414,000	10,670,142
		26,181,329
Media - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	13,200,000	10,857,264
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	7,300,000	4,463,731
3.85% 4/1/61	8,500,000	5,006,048
5.25% 4/1/53	8,700,000	6,803,224
5.375% 5/1/47	4,670,000	3,720,374
5.5% 4/1/63	3,700,000	2,875,983
Comcast Corp.:
2.937% 11/1/56	2,589,000	1,623,883
2.987% 11/1/63	10,034,000	6,132,249
3.999% 11/1/49	1,427,000	1,149,489
Discovery Communications LLC:
3.95% 3/20/28	13,000,000	11,872,013
4.65% 5/15/50	5,800,000	4,253,514
Fox Corp.:
3.5% 4/8/30	9,550,000	8,397,605
4.709% 1/25/29	405,000	386,731
5.476% 1/25/39	400,000	367,590
5.576% 1/25/49	265,000	241,278
Magallanes, Inc.:
3.755% 3/15/27 (b)	2,104,000	1,930,072
4.054% 3/15/29 (b)	729,000	651,912
4.279% 3/15/32 (b)	17,886,000	15,441,184
5.05% 3/15/42 (b)	3,039,000	2,462,002
5.141% 3/15/52 (b)	13,496,000	10,579,566
5.391% 3/15/62 (b)	5,490,000	4,282,257
Time Warner Cable LLC:
5.5% 9/1/41	561,000	472,287
5.875% 11/15/40	7,482,000	6,607,379
6.55% 5/1/37	1,930,000	1,848,432
6.75% 6/15/39	1,246,000	1,197,102
7.3% 7/1/38	6,915,000	6,930,525
		120,553,694
Wireless Telecommunication Services - 1.4%
Rogers Communications, Inc.:
3.8% 3/15/32 (b)	11,945,000	10,433,706
4.55% 3/15/52 (b)	11,010,000	8,780,955
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	3,174,000	2,682,575
2.7% 3/15/32	21,520,000	17,443,638
3.5% 4/15/25	2,000,000	1,915,723
3.75% 4/15/27	7,500,000	7,051,020
5.65% 1/15/53	4,000,000	3,921,353
Vodafone Group PLC:
3.25% 6/4/81 (c)	2,900,000	2,529,960
4.125% 5/30/25	5,882,000	5,724,354
		60,483,284
TOTAL COMMUNICATION SERVICES		303,549,737
CONSUMER DISCRETIONARY - 4.9%
Automobiles - 1.7%
Ford Motor Co. 3.25% 2/12/32	11,000,000	8,313,675
General Motors Co.:
5% 4/1/35	2,279,000	2,022,459
5.2% 4/1/45	2,600,000	2,144,017
5.4% 4/1/48	1,050,000	875,675
5.6% 10/15/32	5,000,000	4,753,800
5.95% 4/1/49	4,960,000	4,450,183
General Motors Financial Co., Inc.:
3.1% 1/12/32	12,060,000	9,598,455
4.3% 4/6/29	11,200,000	10,215,134
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (b)	5,994,000	5,200,144
2.691% 9/15/31 (b)	11,150,000	8,766,407
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	12,000,000	10,152,687
4.75% 11/13/28 (b)	8,072,000	7,840,588
		74,333,224
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	6,032,000	4,876,298
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,146,000	4,833,228
5.75% 6/15/43	358,000	359,690
Massachusetts Institute of Technology 3.885% 7/1/2116	6,610,000	4,972,447
		10,165,365
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 4.875% 12/9/45	6,679,000	6,083,780
Household Durables - 0.1%
Toll Brothers Finance Corp. 4.375% 4/15/23	5,162,000	5,153,021
Multiline Retail - 0.7%
Dollar General Corp. 3.5% 4/3/30	11,170,000	9,994,134
Dollar Tree, Inc.:
2.65% 12/1/31	12,000,000	9,700,888
4% 5/15/25	6,286,000	6,104,852
4.2% 5/15/28	6,377,000	6,063,906
		31,863,780
Specialty Retail - 1.7%
Advance Auto Parts, Inc. 1.75% 10/1/27	5,010,000	4,254,400
AutoNation, Inc.:
1.95% 8/1/28	12,350,000	10,036,088
2.4% 8/1/31	5,500,000	4,127,707
3.85% 3/1/32	5,400,000	4,528,113
4.75% 6/1/30	354,000	328,845
AutoZone, Inc. 4% 4/15/30	9,600,000	8,821,950
Lowe's Companies, Inc.:
3% 10/15/50	11,700,000	7,434,864
3.75% 4/1/32	10,000,000	8,858,442
5.625% 4/15/53	6,450,000	6,173,718
O'Reilly Automotive, Inc.:
3.9% 6/1/29	2,918,000	2,702,379
4.35% 6/1/28	6,286,000	6,055,595
Ross Stores, Inc. 4.6% 4/15/25	5,150,000	5,070,471
The Home Depot, Inc. 5.95% 4/1/41	846,000	907,831
Triton Container International Ltd. 1.15% 6/7/24 (b)	5,450,000	5,093,025
		74,393,428
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	12,275,000	9,753,367
TOTAL CONSUMER DISCRETIONARY		216,622,263
CONSUMER STAPLES - 6.1%
Beverages - 1.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	12,000,000	11,007,290
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,027,000	1,902,601
4.9% 2/1/46	966,000	886,087
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,000,000	13,659,674
4.5% 6/1/50	7,000,000	6,165,726
4.6% 4/15/48	10,509,000	9,285,559
4.9% 1/23/31	5,729,000	5,729,615
Constellation Brands, Inc. 2.875% 5/1/30	8,624,000	7,324,169
PepsiCo, Inc. 3.9% 7/18/32	15,000,000	14,107,046
		70,067,767
Food & Staples Retailing - 0.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	9,622,000	8,175,380
Food Products - 1.4%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	13,215,000	11,563,918
3% 5/15/32 (b)	12,645,000	9,639,847
4.375% 2/2/52 (b)	5,480,000	3,891,490
5.5% 1/15/30 (b)	12,850,000	12,094,998
6.5% 12/1/52 (b)	8,000,000	7,603,240
JDE Peet's BV 2.25% 9/24/31 (b)	4,272,000	3,257,300
Smithfield Foods, Inc. 3% 10/15/30 (b)	2,115,000	1,646,697
Viterra Finance BV 4.9% 4/21/27 (b)	13,300,000	12,599,545
		62,297,035
Tobacco - 2.9%
Altria Group, Inc.:
2.45% 2/4/32	5,875,000	4,434,691
3.4% 2/4/41	10,300,000	6,903,565
4.25% 8/9/42	1,221,000	918,083
4.8% 2/14/29	99,000	94,965
BAT Capital Corp.:
2.259% 3/25/28	11,550,000	9,676,555
2.726% 3/25/31	15,400,000	12,019,704
3.215% 9/6/26	11,285,000	10,408,278
3.222% 8/15/24	5,433,000	5,236,052
3.557% 8/15/27	8,000,000	7,285,339
3.984% 9/25/50	5,000,000	3,285,017
4.7% 4/2/27	2,012,000	1,944,337
7.75% 10/19/32	9,600,000	10,314,546
BAT International Finance PLC 4.448% 3/16/28	7,650,000	7,152,206
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	7,764,000	7,149,109
4.25% 7/21/25 (b)	4,713,000	4,530,911
6.125% 7/27/27 (b)	1,922,000	1,937,347
Philip Morris International, Inc.:
4.375% 11/15/41	1,886,000	1,562,287
5.125% 2/15/30	17,925,000	17,546,206
5.625% 11/17/29	8,750,000	8,866,154
5.75% 11/17/32	9,298,000	9,406,247
Reynolds American, Inc.:
4.45% 6/12/25	527,000	512,812
5.7% 8/15/35	274,000	249,140
		131,433,551
TOTAL CONSUMER STAPLES		271,973,733
ENERGY - 7.6%
Energy Equipment & Services - 0.3%
Baker Hughes Co. 4.486% 5/1/30	12,000,000	11,382,466
Oil, Gas & Consumable Fuels - 7.3%
Boardwalk Pipelines LP 4.95% 12/15/24	3,700,000	3,640,014
Canadian Natural Resources Ltd.:
2.95% 7/15/30	13,764,000	11,662,739
3.9% 2/1/25	3,884,000	3,758,823
5.85% 2/1/35	476,000	458,172
6.25% 3/15/38	3,908,000	3,938,662
Cenovus Energy, Inc.:
2.65% 1/15/32	1,233,000	975,739
3.75% 2/15/52	3,820,000	2,704,902
4.25% 4/15/27	2,604,000	2,486,411
5.375% 7/15/25	9,137,000	9,058,985
5.4% 6/15/47	4,008,000	3,608,057
6.75% 11/15/39	2,416,000	2,525,037
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	5,721,000	5,740,129
ConocoPhillips Co.:
6.5% 2/1/39	4,132,000	4,656,454
6.95% 4/15/29	2,739,000	3,003,579
DCP Midstream Operating LP:
3.875% 3/15/23	201,000	200,856
5.125% 5/15/29	8,176,000	7,869,986
5.375% 7/15/25	5,000,000	4,938,330
5.6% 4/1/44	307,000	287,963
5.85% 5/21/43 (b)(c)	6,734,000	6,663,966
6.75% 9/15/37 (b)	1,924,000	2,018,969
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	7,508,000	6,493,344
3.9% 11/15/49	7,000,000	5,145,136
Enbridge, Inc.:
4.25% 12/1/26	383,000	367,293
5.5% 12/1/46	3,408,000	3,214,093
Energy Transfer LP:
3.75% 5/15/30	10,655,000	9,452,369
4% 10/1/27	4,055,000	3,780,231
4.2% 9/15/23	259,000	257,226
4.25% 4/1/24	11,475,000	11,295,337
4.95% 6/15/28	882,000	851,847
5% 5/15/50	16,650,000	13,643,678
5.4% 10/1/47	1,753,000	1,507,118
5.75% 2/15/33	4,000,000	3,935,120
5.8% 6/15/38	493,000	461,911
6% 6/15/48	322,000	296,148
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	4,510,000	4,353,308
Hess Corp.:
4.3% 4/1/27	13,487,000	12,909,984
5.6% 2/15/41	7,562,000	7,063,189
5.8% 4/1/47	11,100,000	10,492,954
7.3% 8/15/31	3,175,000	3,446,606
7.875% 10/1/29	5,544,000	6,096,300
Magellan Midstream Partners LP 3.25% 6/1/30	10,200,000	8,882,051
MPLX LP:
1.75% 3/1/26	9,336,000	8,348,860
2.65% 8/15/30	12,000,000	9,846,221
4.875% 12/1/24	381,000	375,798
4.95% 9/1/32	3,872,000	3,638,856
5.65% 3/1/53	14,060,000	12,946,281
Occidental Petroleum Corp.:
2.9% 8/15/24	1,164,000	1,114,530
5.55% 3/15/26	670,000	666,362
Ovintiv, Inc.:
5.15% 11/15/41	1,620,000	1,434,774
7.375% 11/1/31	1,041,000	1,111,681
8.125% 9/15/30	4,649,000	5,092,534
Petroleos Mexicanos:
4.5% 1/23/26	7,000,000	6,441,750
6.49% 1/23/27	991,000	899,432
6.5% 3/13/27	8,572,000	7,761,089
Phillips 66 Co. 3.85% 4/9/25	234,000	227,155
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	1,694,000	1,474,960
3.85% 10/15/23	4,984,000	4,931,164
4.65% 10/15/25	5,859,000	5,716,192
Southeast Supply Header LLC 4.25% 6/15/24 (b)	667,000	628,648
Spectra Energy Partners LP:
3.375% 10/15/26	4,157,000	3,877,628
4.5% 3/15/45	872,000	722,009
Suncor Energy, Inc. 6.5% 6/15/38	3,417,000	3,509,662
The Williams Companies, Inc.:
2.6% 3/15/31	12,300,000	9,980,860
3.5% 11/15/30	3,807,000	3,331,474
4.65% 8/15/32	3,870,000	3,605,828
5.3% 8/15/52	855,000	772,482
5.75% 6/24/44	4,411,000	4,205,219
TransCanada PipeLines Ltd. 4.25% 5/15/28	9,800,000	9,267,046
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	448,000	390,042
Western Gas Partners LP:
4.3% 2/1/30	21,139,000	18,727,939
4.65% 7/1/26	238,000	226,100
		325,415,592
TOTAL ENERGY		336,798,058
FINANCIALS - 31.9%
Banks - 18.2%
AIB Group PLC:
4.263% 4/10/25 (b)(c)	5,181,000	5,061,347
7.583% 10/14/26 (b)(c)	10,050,000	10,286,437
Banco Santander SA 2.749% 12/3/30	17,400,000	13,594,407
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	9,000,000	8,373,591
1.898% 7/23/31 (c)	11,200,000	8,729,223
2.592% 4/29/31 (c)	12,500,000	10,322,665
2.972% 2/4/33 (c)	30,000,000	24,550,252
3.194% 7/23/30 (c)	16,960,000	14,736,328
3.705% 4/24/28 (c)	6,286,000	5,847,455
4.571% 4/27/33 (c)	14,000,000	13,013,786
5.015% 7/22/33 (c)	18,200,000	17,510,279
6.11% 1/29/37	2,152,000	2,212,010
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	6,356,000	6,272,779
Bank of Nova Scotia 4.5% 12/16/25	6,650,000	6,445,217
Barclays PLC:
3.65% 3/16/25	3,904,000	3,747,866
3.811% 3/10/42 (c)	12,000,000	8,692,777
5.088% 6/20/30 (c)	10,793,000	9,998,350
5.746% 8/9/33 (c)	3,331,000	3,212,468
7.437% 11/2/33 (c)	11,800,000	12,739,756
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	6,494,000	5,749,815
1.904% 9/30/28 (b)(c)	11,750,000	9,901,554
2.159% 9/15/29 (b)(c)	6,296,000	5,206,297
2.219% 6/9/26 (b)(c)	3,473,000	3,207,681
2.824% 1/26/41 (b)	9,300,000	6,127,142
4.625% 3/13/27 (b)	4,075,000	3,904,919
BPCE SA:
2.277% 1/20/32 (b)(c)	12,075,000	9,245,928
3.116% 10/19/32 (b)(c)	9,800,000	7,572,802
Citigroup, Inc.:
2.666% 1/29/31 (c)	8,200,000	6,822,837
3.106% 4/8/26 (c)	14,000,000	13,294,772
3.785% 3/17/33 (c)	10,000,000	8,693,608
3.98% 3/20/30 (c)	12,000,000	10,944,049
4.4% 6/10/25	1,331,000	1,302,298
4.412% 3/31/31 (c)	10,000,000	9,295,317
4.6% 3/9/26	921,000	896,758
4.91% 5/24/33 (c)	5,257,000	4,981,972
8.125% 7/15/39	1,728,000	2,189,118
Citizens Financial Group, Inc. 2.638% 9/30/32	6,941,000	5,287,467
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	26,452,000	22,208,104
Credit Agricole SA 2.811% 1/11/41 (b)	6,691,000	4,399,350
Fifth Third Bancorp 8.25% 3/1/38	3,460,000	4,315,590
HSBC Holdings PLC:
2.251% 11/22/27 (c)	8,604,000	7,568,422
2.357% 8/18/31 (c)	24,800,000	19,582,853
2.848% 6/4/31 (c)	9,800,000	8,061,962
4.041% 3/13/28 (c)	6,005,000	5,605,415
4.762% 3/29/33 (c)	12,550,000	11,275,671
4.95% 3/31/30	462,000	445,158
5.402% 8/11/33 (c)	8,117,000	7,779,587
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	9,956,000	7,329,229
4.443% 8/4/28 (c)	4,512,000	4,309,867
ING Groep NV:
4.017% 3/28/28 (c)	15,000,000	14,086,617
4.252% 3/28/33 (c)	10,000,000	8,988,173
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	19,037,000	18,222,446
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	15,000,000	12,652,458
2.956% 5/13/31 (c)	1,884,000	1,582,192
2.963% 1/25/33 (c)	15,000,000	12,359,102
4.323% 4/26/28 (c)	15,000,000	14,380,277
4.586% 4/26/33 (c)	15,000,000	13,979,690
4.912% 7/25/33 (c)	20,000,000	19,150,200
5.717% 9/14/33 (c)	31,050,000	30,854,097
KBC Group NV 5.796% 1/19/29 (b)(c)	10,140,000	10,006,388
Lloyds Banking Group PLC:
3.87% 7/9/25 (c)	5,500,000	5,356,840
4.375% 3/22/28	6,937,000	6,560,096
4.976% 8/11/33 (c)	10,000,000	9,314,124
7.953% 11/15/33 (c)	9,950,000	10,894,795
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/28 (c)	14,650,000	13,905,038
Mizuho Financial Group, Inc. 2.564% 9/13/31	17,000,000	13,232,399
PNC Financial Services Group, Inc. 5.068% 1/24/34 (c)	24,300,000	23,496,835
Rabobank Nederland:
3.649% 4/6/28 (b)(c)	11,150,000	10,397,220
3.75% 7/21/26	6,754,000	6,333,808
Royal Bank of Canada 4.65% 1/27/26	1,061,000	1,035,077
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	2,768,000	2,410,878
5.807% 9/9/26 (c)	5,963,000	5,961,929
Societe Generale:
1.488% 12/14/26 (b)(c)	4,601,000	4,076,304
3.625% 3/1/41 (b)	12,500,000	8,416,153
4.25% 4/14/25 (b)	2,698,000	2,586,727
4.75% 11/24/25 (b)	6,461,000	6,225,428
6.221% 6/15/33 (b)(c)	13,500,000	12,821,429
6.446% 1/10/29 (b)(c)	11,000,000	11,107,131
7.367% 1/10/53 (b)	5,000,000	5,048,623
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	6,937,000	6,763,298
SVB Financial Group:
1.8% 10/28/26	6,500,000	5,666,536
3.125% 6/5/30	2,947,000	2,486,364
Synchrony Bank 5.625% 8/23/27	3,367,000	3,292,919
Truist Financial Corp. 5.122% 1/26/34 (c)	6,800,000	6,616,762
UniCredit SpA 1.982% 6/3/27 (b)(c)	9,900,000	8,633,774
Wells Fargo & Co.:
2.188% 4/30/26 (c)	12,500,000	11,622,266
3.068% 4/30/41 (c)	12,500,000	9,057,847
4.897% 7/25/33 (c)	10,454,000	9,984,997
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	16,000,000	15,320,607
Zions Bancorp NA 3.25% 10/29/29	8,229,000	6,840,783
		804,581,162
Capital Markets - 4.6%
Ares Capital Corp.:
2.15% 7/15/26	10,800,000	9,304,688
2.875% 6/15/27	5,125,000	4,459,443
3.25% 7/15/25	5,300,000	4,929,961
3.875% 1/15/26	6,017,000	5,582,236
4.25% 3/1/25	5,162,000	4,954,063
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)	2,000,000	1,177,961
3.5% 9/10/49 (b)	7,409,000	5,060,504
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	3,093,000	2,802,397
3.091% 5/14/32 (b)(c)	8,500,000	5,980,903
4.194% 4/1/31 (b)(c)	9,628,000	7,635,740
4.55% 4/17/26	4,872,000	4,352,561
6.537% 8/12/33 (b)(c)	11,500,000	10,326,889
9.016% 11/15/33 (b)(c)	5,900,000	6,196,048
Deutsche Bank AG 4.5% 4/1/25	15,225,000	14,680,412
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	12,621,000	11,311,451
3.035% 5/28/32 (c)	6,468,000	5,095,630
6.72% 1/18/29 (c)	2,800,000	2,829,657
Goldman Sachs Group, Inc. 4.482% 8/23/28 (c)	10,000,000	9,583,804
Morgan Stanley:
1.794% 2/13/32 (c)	11,750,000	8,942,425
2.188% 4/28/26 (c)	11,770,000	10,970,366
2.699% 1/22/31 (c)	10,000,000	8,354,073
4.3% 1/27/45	851,000	731,384
6.342% 10/18/33 (c)	24,000,000	25,300,922
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	6,763,000	6,507,495
S&P Global, Inc. 3.9% 3/1/62 (b)	3,876,000	3,059,571
UBS Group AG:
3.126% 8/13/30 (b)(c)	8,605,000	7,363,451
4.988% 8/5/33 (b)(c)	16,800,000	15,726,214
		203,220,249
Consumer Finance - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	4,500,000	4,174,545
1.75% 1/30/26	6,211,000	5,490,369
2.45% 10/29/26	8,864,000	7,814,253
3% 10/29/28	6,952,000	5,923,886
3.3% 1/30/32	2,088,000	1,670,897
3.4% 10/29/33	4,321,000	3,361,787
3.85% 10/29/41	7,060,000	5,168,755
4.875% 1/16/24	371,000	367,354
Ally Financial, Inc.:
2.2% 11/2/28	3,965,000	3,230,208
3.05% 6/5/23	4,445,000	4,414,841
3.875% 5/21/24	1,970,000	1,928,902
5.75% 11/20/25	7,714,000	7,551,103
5.8% 5/1/25	1,997,000	1,998,319
8% 11/1/31	20,573,000	22,270,010
Capital One Financial Corp.:
2.359% 7/29/32 (c)	13,862,000	10,199,108
5.247% 7/26/30 (c)	6,476,000	6,209,605
5.268% 5/10/33 (c)	18,000,000	17,047,698
5.468% 2/1/29 (c)	3,317,000	3,256,503
5.817% 2/1/34 (c)	5,764,000	5,597,008
Discover Financial Services:
4.5% 1/30/26	1,042,000	1,008,710
6.7% 11/29/32	1,017,000	1,050,790
Ford Motor Credit Co. LLC:
3.375% 11/13/25	8,750,000	8,059,363
3.625% 6/17/31	200,000	158,444
4.063% 11/1/24	8,000,000	7,691,603
4.95% 5/28/27	16,400,000	15,279,716
Synchrony Financial 4.375% 3/19/24	513,000	505,880
		151,429,657
Diversified Financial Services - 2.3%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	3,303,000	2,691,861
Athene Global Funding:
1.45% 1/8/26 (b)	17,950,000	15,775,727
2.5% 3/24/28 (b)	11,200,000	9,517,805
Blackstone Private Credit Fund:
4.7% 3/24/25	9,805,000	9,456,790
7.05% 9/29/25 (b)	4,993,000	5,010,858
Brixmor Operating Partnership LP:
2.25% 4/1/28	3,781,000	3,177,398
4.05% 7/1/30	2,172,000	1,920,258
4.125% 5/15/29	1,112,000	1,001,671
Corebridge Financial, Inc.:
3.65% 4/5/27 (b)	1,496,000	1,395,838
3.85% 4/5/29 (b)	1,468,000	1,326,049
3.9% 4/5/32 (b)	1,747,000	1,528,645
4.35% 4/5/42 (b)	397,000	327,229
4.4% 4/5/52 (b)	1,175,000	936,661
Equitable Holdings, Inc.:
4.35% 4/20/28	6,107,000	5,800,743
5% 4/20/48	2,979,000	2,632,674
Jackson Financial, Inc.:
3.125% 11/23/31	18,220,000	14,565,375
4% 11/23/51	6,000,000	4,014,810
5.17% 6/8/27	1,619,000	1,602,989
5.67% 6/8/32	9,062,000	8,853,541
Rexford Industrial Realty LP 2.15% 9/1/31	4,635,000	3,585,842
Voya Financial, Inc.:
4.7% 1/23/48 (c)	5,029,000	4,266,498
5.7% 7/15/43	2,341,000	2,218,099
		101,607,361
Insurance - 3.4%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,743,000	1,311,682
3.375% 4/7/30 (b)	2,730,000	2,461,282
3.6% 4/9/29 (b)	3,500,000	3,228,282
3.9% 4/6/28 (b)	4,213,000	3,977,561
American International Group, Inc. 5.75% 4/1/48 (c)	5,747,000	5,545,855
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	8,775,000	6,733,969
Aon Corp. 6.25% 9/30/40	228,000	236,581
Assurant, Inc. 2.65% 1/15/32	12,450,000	9,325,560
Athene Holding Ltd.:
3.45% 5/15/52	11,000,000	6,995,271
3.95% 5/25/51	2,575,000	1,799,017
6.65% 2/1/33	8,100,000	8,321,042
Brown & Brown, Inc. 2.375% 3/15/31	5,701,000	4,387,381
Empower Finance 2020 LP 3.075% 9/17/51 (b)	5,656,000	3,666,226
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	5,515,000	4,521,078
5.625% 8/16/32 (b)	21,500,000	20,438,378
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,090,000	904,114
Intact Financial Corp. 5.459% 9/22/32 (b)	11,832,000	11,624,561
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	9,450,000	8,855,073
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)	9,725,000	6,075,529
3.729% 10/15/70 (b)	2,604,000	1,788,252
Pacific LifeCorp:
3.35% 9/15/50 (b)	11,300,000	7,954,196
5.125% 1/30/43 (b)	1,156,000	1,075,910
Pricoa Global Funding I 5.625% 6/15/43 (c)	4,490,000	4,467,550
Principal Financial Group, Inc. 3.7% 5/15/29	1,265,000	1,175,261
Prudential Financial, Inc.:
3.935% 12/7/49	1,354,000	1,074,411
6% 9/1/52 (c)	6,884,000	6,640,741
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	8,978,000	8,401,155
Unum Group:
4.125% 6/15/51	8,470,000	6,069,757
5.75% 8/15/42	3,366,000	3,152,747
		152,208,422
TOTAL FINANCIALS		1,413,046,851
HEALTH CARE - 6.0%
Biotechnology - 0.8%
AbbVie, Inc.:
3.2% 11/21/29	5,000,000	4,422,271
4.05% 11/21/39	5,000,000	4,217,361
4.55% 3/15/35	4,916,000	4,571,905
Amgen, Inc.:
4.663% 6/15/51	6,000,000	5,184,123
5.25% 3/2/30 (e)	2,269,000	2,257,933
5.25% 3/2/33 (e)	2,561,000	2,543,157
5.65% 3/2/53 (e)	1,210,000	1,200,040
5.75% 3/2/63 (e)	2,205,000	2,174,577
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30	5,900,000	4,593,477
2.8% 9/15/50	4,000,000	2,509,055
		33,673,899
Health Care Providers & Services - 3.4%
Centene Corp.:
2.625% 8/1/31	16,630,000	12,958,310
3% 10/15/30	15,525,000	12,658,279
4.25% 12/15/27	1,615,000	1,492,341
4.625% 12/15/29	5,880,000	5,377,218
Cigna Group:
3.4% 3/15/50	7,000,000	4,909,584
3.4% 3/15/51	7,000,000	4,909,849
4.125% 11/15/25	838,000	814,925
4.375% 10/15/28	1,336,000	1,282,833
4.8% 8/15/38	4,331,000	3,989,131
4.9% 12/15/48	831,000	747,400
CVS Health Corp.:
4.78% 3/25/38	3,477,000	3,158,638
5.125% 2/21/30	22,720,000	22,309,318
Elevance Health, Inc. 2.25% 5/15/30	8,725,000	7,192,881
HCA Holdings, Inc.:
3.375% 3/15/29 (b)	3,530,000	3,093,052
3.625% 3/15/32 (b)	12,535,000	10,596,320
4.625% 3/15/52 (b)	5,310,000	4,177,580
5.125% 6/15/39	3,015,000	2,681,979
5.25% 6/15/49	3,323,000	2,866,094
Quest Diagnostics, Inc. 2.95% 6/30/30	10,000,000	8,630,124
Sabra Health Care LP:
3.2% 12/1/31	9,732,000	7,230,639
3.9% 10/15/29	1,261,000	1,048,793
UnitedHealth Group, Inc.:
3.95% 10/15/42	119,000	101,828
4.25% 3/15/43	2,244,000	1,974,030
4.625% 7/15/35	671,000	642,827
4.75% 7/15/45	1,642,000	1,542,771
Universal Health Services, Inc.:
2.65% 10/15/30	15,083,000	12,283,156
2.65% 1/15/32	15,293,000	11,873,957
		150,543,857
Pharmaceuticals - 1.8%
AstraZeneca PLC 6.45% 9/15/37	4,965,000	5,611,954
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)	7,000,000	6,800,263
4.25% 12/15/25 (b)	13,334,000	12,896,583
4.375% 12/15/28 (b)	8,500,000	7,990,944
4.875% 6/25/48 (b)	8,545,000	7,415,344
Elanco Animal Health, Inc.:
5.772% 8/28/23	283,000	281,964
6.4% 8/28/28 (c)	11,422,000	10,906,525
Mylan NV 4.55% 4/15/28	8,085,000	7,537,369
Perrigo Finance PLC 4.4% 6/15/30	10,400,000	8,928,088
Viatris, Inc.:
2.7% 6/22/30	8,964,000	7,106,406
4% 6/22/50	10,251,000	6,612,068
		82,087,508
TOTAL HEALTH CARE		266,305,264
INDUSTRIALS - 4.6%
Aerospace & Defense - 1.7%
BAE Systems PLC:
3% 9/15/50 (b)	6,954,000	4,608,138
3.4% 4/15/30 (b)	863,000	768,524
Northrop Grumman Corp.:
2.93% 1/15/25	50,000	47,866
4.03% 10/15/47	5,388,000	4,455,246
The Boeing Co.:
2.75% 2/1/26	3,325,000	3,081,621
3.25% 2/1/28	7,000,000	6,337,624
5.04% 5/1/27	26,500,000	26,101,332
5.15% 5/1/30	16,500,000	15,966,492
5.805% 5/1/50	13,000,000	12,365,942
		73,732,785
Airlines - 0.6%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,228,770	2,002,453
American Airlines, Inc. 3.75% 4/15/27	2,977,370	2,787,178
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	2,249,473	1,851,542
Southwest Airlines Co.:
5.125% 6/15/27	7,250,000	7,146,018
5.25% 5/4/25	12,600,000	12,547,828
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	1,697,852	1,520,896
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	1,443,968	1,380,101
		29,236,016
Building Products - 0.4%
Carlisle Companies, Inc. 2.75% 3/1/30	10,000,000	8,356,318
Carrier Global Corp. 2.7% 2/15/31	10,200,000	8,420,515
		16,776,833
Electrical Equipment - 0.1%
Hubbell, Inc. 3.5% 2/15/28	5,388,000	4,989,061
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	504,000	431,785
Westinghouse Air Brake Tech Co. 3.2% 6/15/25	6,416,000	6,039,758
		6,471,543
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	100,000	88,774
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	906,000	770,989
4.4% 3/15/42	2,244,000	2,000,508
Canadian Pacific Railway Co. 3.1% 12/2/51	3,713,000	2,533,961
CSX Corp.:
3.8% 4/15/50	126,000	97,484
4.3% 3/1/48	8,870,000	7,546,379
Union Pacific Corp. 3.25% 2/5/50	5,500,000	3,967,089
		16,916,410
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.875% 1/15/26	7,000,000	6,452,510
2.875% 1/15/32	15,300,000	12,011,297
5.3% 2/1/28	11,300,000	10,979,179
		29,442,986
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	24,460,000	22,750,422
4.25% 4/15/26 (b)	1,403,000	1,301,978
4.375% 5/1/26 (b)	1,008,000	937,727
5.5% 1/15/26 (b)	1,800,000	1,741,833
		26,731,960
TOTAL INDUSTRIALS		204,386,368
INFORMATION TECHNOLOGY - 3.6%
Electronic Equipment & Components - 1.0%
Dell International LLC/EMC Corp.:
3.375% 12/15/41 (b)	6,000,000	3,978,950
3.45% 12/15/51 (b)	8,000,000	4,889,446
5.3% 10/1/29	10,000,000	9,662,038
5.85% 7/15/25	485,000	487,940
6.02% 6/15/26	3,386,000	3,427,682
Vontier Corp.:
2.4% 4/1/28	12,350,000	10,064,694
2.95% 4/1/31	13,858,000	10,557,717
		43,068,467
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	8,591,000	7,629,639
Fiserv, Inc. 3.5% 7/1/29	3,773,000	3,373,750
		11,003,389
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	843,000	714,443
2.45% 2/15/31 (b)	7,200,000	5,705,207
2.6% 2/15/33 (b)	7,289,000	5,508,897
3.137% 11/15/35 (b)	11,000,000	8,108,953
3.5% 2/15/41 (b)	5,793,000	4,145,548
3.75% 2/15/51 (b)	2,719,000	1,895,209
Marvell Technology, Inc. 2.45% 4/15/28	8,000,000	6,843,559
Microchip Technology, Inc.:
0.972% 2/15/24	7,000,000	6,689,655
0.983% 9/1/24	4,181,000	3,905,597
Micron Technology, Inc.:
2.703% 4/15/32	3,275,000	2,484,904
3.366% 11/1/41	3,570,000	2,388,477
3.477% 11/1/51	3,580,000	2,236,098
4.185% 2/15/27	13,879,000	13,137,659
		63,764,206
Software - 0.9%
Oracle Corp.:
2.5% 4/1/25	7,000,000	6,599,797
2.8% 4/1/27	5,000,000	4,535,170
2.875% 3/25/31	12,000,000	9,948,805
3.95% 3/25/51	8,510,000	6,112,589
4.375% 5/15/55	3,725,000	2,825,579
5.375% 7/15/40	216,000	197,853
Roper Technologies, Inc.:
1.75% 2/15/31	6,000,000	4,627,144
2.95% 9/15/29	4,544,000	3,950,458
		38,797,395
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 3.85% 8/4/46	4,529,000	3,828,624
TOTAL INFORMATION TECHNOLOGY		160,462,081
MATERIALS - 1.3%
Chemicals - 1.0%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	19,000,000	18,859,180
6.33% 7/15/29	6,000,000	5,885,447
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	8,450,000	7,074,483
2.3% 11/1/30 (b)	8,500,000	6,562,905
LYB International Finance III LLC 2.25% 10/1/30	5,205,000	4,160,760
The Dow Chemical Co. 4.55% 11/30/25	136,000	133,437
		42,676,212
Containers & Packaging - 0.1%
Avery Dennison Corp. 4.875% 12/6/28	5,802,000	5,674,389
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/29 (b)	10,000,000	9,050,000
TOTAL MATERIALS		57,400,601
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Agree LP 4.8% 10/1/32	10,929,000	10,221,914
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	16,250,000	12,044,604
4.7% 7/1/30	1,381,000	1,328,711
American Homes 4 Rent LP:
2.375% 7/15/31	340,000	267,305
3.375% 7/15/51	526,000	341,896
3.625% 4/15/32	1,607,000	1,357,655
4.3% 4/15/52	1,113,000	852,988
American Tower Corp.:
2.1% 6/15/30	5,700,000	4,512,336
2.4% 3/15/25	8,080,000	7,585,276
Camden Property Trust 3.15% 7/1/29	6,286,000	5,579,331
Corporate Office Properties LP:
2% 1/15/29	7,677,000	5,909,632
2.25% 3/15/26	831,000	741,087
2.75% 4/15/31	4,027,000	3,032,010
2.9% 12/1/33	13,205,000	9,320,317
Crown Castle International Corp. 3.3% 7/1/30	14,000,000	12,193,108
Hudson Pacific Properties LP:
3.95% 11/1/27	4,132,000	3,571,195
5.95% 2/15/28	28,823,000	26,794,261
Invitation Homes Operating Partnership LP:
2% 8/15/31	4,645,000	3,484,204
4.15% 4/15/32	2,349,000	2,066,342
Kite Realty Group Trust:
4% 3/15/25	225,000	213,199
4.75% 9/15/30	4,559,000	4,080,573
LXP Industrial Trust (REIT) 4.4% 6/15/24	225,000	217,970
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	19,000,000	13,023,740
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	3,096,000	2,213,035
3.375% 2/1/31	11,659,000	9,187,485
4.375% 8/1/23	1,387,000	1,378,892
4.75% 1/15/28	5,000,000	4,689,683
Piedmont Operating Partnership LP 2.75% 4/1/32	670,000	472,299
Realty Income Corp. 2.85% 12/15/32	481,000	395,077
Simon Property Group LP 2.45% 9/13/29	7,542,000	6,316,911
Spirit Realty LP 2.1% 3/15/28	4,920,000	4,075,890
Store Capital Corp.:
2.7% 12/1/31	13,000,000	9,453,113
2.75% 11/18/30	979,000	739,413
Sun Communities Operating LP:
2.3% 11/1/28	764,000	645,920
2.7% 7/15/31	1,942,000	1,549,295
4.2% 4/15/32	15,000,000	13,306,383
5.7% 1/15/33	12,406,000	12,205,020
UDR, Inc. 2.1% 8/1/32	7,194,000	5,419,310
Ventas Realty LP:
2.5% 9/1/31	5,636,000	4,438,731
3% 1/15/30	8,140,000	6,918,937
4.4% 1/15/29	10,000,000	9,304,597
VICI Properties LP:
4.75% 2/15/28	3,225,000	3,042,239
4.95% 2/15/30	9,650,000	9,009,315
5.125% 5/15/32	820,000	760,837
Vornado Realty LP:
2.15% 6/1/26	837,000	717,138
3.4% 6/1/31	3,027,000	2,302,033
WP Carey, Inc.:
2.4% 2/1/31	5,638,000	4,545,279
4% 2/1/25	7,950,000	7,755,240
		249,581,726
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
4.1% 10/1/24	2,694,000	2,590,828
4.55% 10/1/29	1,809,000	1,499,316
7.55% 3/15/28	4,241,000	4,157,996
Tanger Properties LP 2.75% 9/1/31	9,752,000	7,233,472
		15,481,612
TOTAL REAL ESTATE		265,063,338
UTILITIES - 8.4%
Electric Utilities - 4.7%
Alabama Power Co. 3.05% 3/15/32	3,060,000	2,605,922
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	9,388,000	7,693,058
Cleco Corporate Holdings LLC:
3.375% 9/15/29	11,165,000	9,426,274
3.743% 5/1/26	16,357,000	15,349,420
Cleveland Electric Illuminating Co.:
3.5% 4/1/28 (b)	3,597,000	3,290,045
5.95% 12/15/36	3,300,000	3,298,621
Duke Energy Corp.:
2.45% 6/1/30	1,269,000	1,042,278
2.55% 6/15/31	7,000,000	5,637,795
4.5% 8/15/32	20,130,000	18,629,804
5% 8/15/52	20,130,000	17,891,205
Duke Energy Industries, Inc. 4.9% 7/15/43	2,694,000	2,490,340
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	1,167,000	927,738
2.775% 1/7/32 (b)	4,292,000	3,375,642
3.616% 8/1/27 (b)	4,394,000	3,938,558
Edison International 3.55% 11/15/24	4,250,000	4,101,133
Exelon Corp.:
3.35% 3/15/32	20,822,000	17,778,696
4.05% 4/15/30	7,586,000	6,957,423
4.1% 3/15/52	609,000	483,796
FirstEnergy Corp.:
2.05% 3/1/25	2,196,000	2,048,537
2.25% 9/1/30	9,244,000	7,372,090
2.65% 3/1/30	4,770,000	3,955,570
7.375% 11/15/31	7,300,000	8,186,950
IPALCO Enterprises, Inc.:
3.7% 9/1/24	430,000	415,325
4.25% 5/1/30	14,400,000	13,048,564
Southern Co.:
3.7% 4/30/30	14,820,000	13,347,517
4.4% 7/1/46	13,000,000	10,698,343
5.113% 8/1/27 (f)	18,500,000	18,268,251
Tampa Electric Co. 6.55% 5/15/36	449,000	475,724
Xcel Energy, Inc.:
3.5% 12/1/49	7,338,000	5,331,602
4.8% 9/15/41	499,000	446,814
		208,513,035
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (b)	1,796,000	1,496,915
ONE Gas, Inc. 2% 5/15/30	5,208,000	4,251,728
Southern Co. Gas Capital Corp. 3.15% 9/30/51	4,891,000	3,280,888
		9,029,531
Independent Power and Renewable Electricity Producers - 1.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	10,000,000	8,825,827
Emera U.S. Finance LP:
2.639% 6/15/31	12,675,000	9,964,965
3.55% 6/15/26	14,650,000	13,752,534
4.75% 6/15/46	8,751,000	6,876,048
The AES Corp.:
1.375% 1/15/26	4,810,000	4,256,677
2.45% 1/15/31	13,083,000	10,392,287
3.3% 7/15/25 (b)	3,929,000	3,687,147
3.95% 7/15/30 (b)	5,583,000	4,887,917
		62,643,402
Multi-Utilities - 2.1%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	6,500,000	4,221,785
Consolidated Edison Co. of New York, Inc. 5.2% 3/1/33	13,002,000	13,003,383
Dominion Energy, Inc. 3.071% 8/15/24 (c)	8,845,000	8,529,524
NiSource, Inc.:
0.95% 8/15/25	2,663,000	2,400,923
1.7% 2/15/31	5,000,000	3,811,260
2.95% 9/1/29	1,798,000	1,551,840
3.49% 5/15/27	3,591,000	3,354,607
3.6% 5/1/30	8,164,000	7,287,734
4.375% 5/15/47	5,000,000	4,179,101
4.8% 2/15/44	8,000,000	7,092,539
5% 6/15/52	3,500,000	3,197,553
5.25% 2/15/43	212,000	201,706
5.95% 6/15/41	1,024,000	1,030,914
Puget Energy, Inc.:
2.379% 6/15/28	10,580,000	9,006,171
3.65% 5/15/25	2,636,000	2,493,914
4.1% 6/15/30	2,781,000	2,496,931
4.224% 3/15/32	17,115,000	15,132,997
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (c)(d)	105,000	89,693
2.2% 12/15/28	5,000,000	4,242,486
		93,325,061
TOTAL UTILITIES		373,511,029
TOTAL NONCONVERTIBLE BONDS (Cost $4,434,302,231)		3,869,119,323

U.S. Treasury Obligations - 6.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	21,300,000	14,760,234
1.875% 2/15/41	20,000,000	14,294,531
2% 11/15/41	31,000,000	22,405,977
2.25% 2/15/52	4,300,000	3,065,934
2.875% 5/15/52	26,900,000	22,027,527
3.625% 2/15/53	213,500,000	203,258,668
U.S. Treasury Notes 3.5% 2/15/33	28,000,000	27,076,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $333,674,520)		306,889,746

Asset-Backed Securities - 0.0%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b) (Cost $2,200,335)	2,200,335	2,094,510

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,395,000	1,895,201
California Gen. Oblig. Series 2010, 7.625% 3/1/40	305,000	386,839
TOTAL MUNICIPAL SECURITIES (Cost $2,420,157)		2,282,040

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 4.5% 4/22/29 (Cost $5,564,696)	5,000,000	4,745,000

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Regions Bank 6.45% 6/26/37 (Cost $2,725,762)	2,611,000	2,719,581

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	5,706,000	5,392,272
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG:
4.375% (b)(c)(g)	3,595,000	2,832,081
4.875% (b)(c)(g)	7,660,000	6,726,665
		9,558,746
TOTAL PREFERRED SECURITIES (Cost $16,961,000)		14,951,018

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (h) (Cost $207,319,928)	207,279,744	207,321,200

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $5,005,168,629)	4,410,122,418
NET OTHER ASSETS (LIABILITIES) - 0.5%	23,252,261
NET ASSETS - 100.0%	4,433,374,679

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $800,277,248 or 18.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	287,414,556	448,205,136	528,298,492	4,437,521	-	-	207,321,200	0.5%
Fidelity Securities Lending Cash Central Fund 4.63%	-	339,546,478	339,546,478	10,789	-	-	-	0.0%
Total	287,414,556	787,751,614	867,844,970	4,448,310	-	-	207,321,200

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	3,869,119,323	-	3,869,119,323	-

U.S. Government and Government Agency Obligations	306,889,746	-	306,889,746	-

Asset-Backed Securities	2,094,510	-	2,094,510	-

Municipal Securities	2,282,040	-	2,282,040	-

Foreign Government and Government Agency Obligations	4,745,000	-	4,745,000	-

Bank Notes	2,719,581	-	2,719,581	-

Preferred Securities	14,951,018	-	14,951,018	-

Money Market Funds	207,321,200	207,321,200	-	-
Total Investments in Securities:	4,410,122,418	207,321,200	4,202,801,218	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,797,848,701)	$4,202,801,218
Fidelity Central Funds (cost $207,319,928)	207,321,200

Total Investment in Securities (cost $5,005,168,629)		$4,410,122,418
Receivable for fund shares sold		1,065,092
Interest receivable		46,568,713
Distributions receivable from Fidelity Central Funds		818,425
Receivable from investment adviser for expense reductions		198,261
Total assets		4,458,772,909
Liabilities
Payable for investments purchased
Regular delivery	$14,231,250
Delayed delivery	8,209,487
Payable for fund shares redeemed	1,034,253
Distributions payable	345,553
Accrued management fee	1,312,927
Distribution and service plan fees payable	21,693
Other affiliated payables	243,067
Total Liabilities		25,398,230
Net Assets		$4,433,374,679
Net Assets consist of:
Paid in capital		$5,084,244,747
Total accumulated earnings (loss)		(650,870,068)
Net Assets		$4,433,374,679

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($57,883,037 ÷ 5,706,281 shares) (a)		$10.14
Maximum offering price per share (100/96.00 of $10.14)		$10.56
Class M :
Net Asset Value and redemption price per share ($8,256,804 ÷ 813,929 shares) (a)		$10.14
Maximum offering price per share (100/96.00 of $10.14)		$10.56
Class C :
Net Asset Value and offering price per share ($9,068,185 ÷ 894,104 shares) (a)		$10.14
Corporate Bond :
Net Asset Value , offering price and redemption price per share ($880,895,344 ÷ 86,844,029 shares)		$10.14
Class I :
Net Asset Value , offering price and redemption price per share ($93,083,537 ÷ 9,176,350 shares)		$10.14
Class Z :
Net Asset Value , offering price and redemption price per share ($3,384,187,772 ÷ 333,726,815 shares)		$10.14
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$429,401
Interest		85,699,708
Income from Fidelity Central Funds (including $10,789 from security lending)		4,448,310
Total Income		90,577,419
Expenses
Management fee	$7,457,057
Transfer agent fees	1,396,436
Distribution and service plan fees	126,828
Independent trustees' fees and expenses	8,000
Total expenses before reductions	8,988,321
Expense reductions	(687,952)
Total expenses after reductions		8,300,369
Net Investment income (loss)		82,277,050
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(34,702,555)
Total net realized gain (loss)		(34,702,555)
Change in net unrealized appreciation (depreciation) on investment securities		(79,417,165)
Net gain (loss)		(114,119,720)
Net increase (decrease) in net assets resulting from operations		$(31,842,670)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,277,050	$104,575,548
Net realized gain (loss)	(34,702,555)	(18,146,874)
Change in net unrealized appreciation (depreciation)	(79,417,165)	(712,132,109)
Net increase (decrease) in net assets resulting from operations	(31,842,670)	(625,703,435)
Distributions to shareholders	(79,653,458)	(128,697,407)
Share transactions - net increase (decrease)	312,606,913	1,520,463,185
Total increase (decrease) in net assets	201,110,785	766,062,343

Net Assets
Beginning of period	4,232,263,894	3,466,201,551
End of period	$4,433,374,679	$4,232,263,894

Financial Highlights
Fidelity Advisor® Corporate Bond Fund Class A

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$12.76	$12.86	$12.24	$11.22	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.176	.287	.277	.311	.376	.352
Net realized and unrealized gain (loss)	(.276)	(2.270)	.004	.624	1.018	(.465)
Total from investment operations	(.100)	(1.983)	.281	.935	1.394	(.113)
Distributions from net investment income	(.170)	(.280)	(.274)	(.315)	(.374)	(.347)
Distributions from net realized gain	-	(.087)	(.107)	-	-	-
Total distributions	(.170)	(.367)	(.381)	(.315)	(.374)	(.347)
Net asset value, end of period	$10.14	$10.41	$12.76	$12.86	$12.24	$11.22
Total Return C,D,E	(.94)%	(15.81)%	2.24%	7.78%	12.72%	(.97)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78% H	.77%	.77%	.77%	.79%	.79%
Expenses net of fee waivers, if any	.78% H	.77%	.77%	.77%	.79%	.79%
Expenses net of all reductions	.78% H	.77%	.77%	.77%	.79%	.79%
Net investment income (loss)	3.51% H	2.47%	2.19%	2.53%	3.31%	3.09%
Supplemental Data
Net assets, end of period (000 omitted)	$57,883	$59,296	$81,746	$74,657	$48,410	$37,046
Portfolio turnover rate I	26% H	26%	46%	31% J	28%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Corporate Bond Fund Class M

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$12.76	$12.86	$12.24	$11.22	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.173	.282	.274	.304	.368	.343
Net realized and unrealized gain (loss)	(.276)	(2.270)	.004	.624	1.017	(.465)
Total from investment operations	(.103)	(1.988)	.278	.928	1.385	(.122)
Distributions from net investment income	(.167)	(.275)	(.271)	(.308)	(.365)	(.338)
Distributions from net realized gain	-	(.087)	(.107)	-	-	-
Total distributions	(.167)	(.362)	(.378)	(.308)	(.365)	(.338)
Net asset value, end of period	$10.14	$10.41	$12.76	$12.86	$12.24	$11.22
Total Return C,D,E	(.97)%	(15.85)%	2.21%	7.72%	12.64%	(1.05)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.84% H	.81%	.79%	.82%	.87%	.87%
Expenses net of fee waivers, if any	.84% H	.81%	.79%	.82%	.87%	.87%
Expenses net of all reductions	.84% H	.81%	.79%	.82%	.87%	.87%
Net investment income (loss)	3.45% H	2.42%	2.16%	2.47%	3.24%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$8,257	$8,439	$12,127	$11,858	$9,093	$7,819
Portfolio turnover rate I	26% H	26%	46%	31% J	28%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Corporate Bond Fund Class C

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$12.76	$12.86	$12.23	$11.22	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.137	.199	.180	.215	.292	.266
Net realized and unrealized gain (loss)	(.276)	(2.271)	.003	.634	1.005	(.465)
Total from investment operations	(.139)	(2.072)	.183	.849	1.297	(.199)
Distributions from net investment income	(.131)	(.191)	(.176)	(.219)	(.287)	(.261)
Distributions from net realized gain	-	(.087)	(.107)	-	-	-
Total distributions	(.131)	(.278)	(.283)	(.219)	(.287)	(.261)
Net asset value, end of period	$10.14	$10.41	$12.76	$12.86	$12.23	$11.22
Total Return C,D,E	(1.32)%	(16.46)%	1.46%	7.04%	11.78%	(1.72)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.56% H	1.54%	1.54%	1.54%	1.55%	1.55%
Expenses net of fee waivers, if any	1.56% H	1.54%	1.54%	1.54%	1.55%	1.55%
Expenses net of all reductions	1.56% H	1.54%	1.54%	1.54%	1.55%	1.55%
Net investment income (loss)	2.73% H	1.70%	1.42%	1.75%	2.56%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$9,068	$9,756	$17,010	$17,956	$14,009	$14,836
Portfolio turnover rate I	26% H	26%	46%	31% J	28%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Corporate Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$12.76	$12.86	$12.24	$11.22	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.193	.325	.318	.350	.415	.389
Net realized and unrealized gain (loss)	(.277)	(2.270)	.003	.624	1.017	(.463)
Total from investment operations	(.084)	(1.945)	.321	.974	1.432	(.074)
Distributions from net investment income	(.186)	(.318)	(.314)	(.354)	(.412)	(.386)
Distributions from net realized gain	-	(.087)	(.107)	-	-	-
Total distributions	(.186)	(.405)	(.421)	(.354)	(.412)	(.386)
Net asset value, end of period	$10.14	$10.41	$12.76	$12.86	$12.24	$11.22
Total Return C,D	(.78)%	(15.54)%	2.56%	8.12%	13.10%	(.63)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.44%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.44%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.44%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.83% G	2.79%	2.50%	2.84%	3.65%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$880,895	$975,308	$1,481,426	$2,179,540	$1,411,052	$1,142,503
Portfolio turnover rate H	26% G	26%	46%	31% I	28%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Corporate Bond Fund Class I

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$12.76	$12.86	$12.24	$11.22	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.190	.322	.311	.344	.412	.385
Net realized and unrealized gain (loss)	(.276)	(2.273)	.004	.624	1.015	(.465)
Total from investment operations	(.086)	(1.951)	.315	.968	1.427	(.080)
Distributions from net investment income	(.184)	(.312)	(.308)	(.348)	(.407)	(.380)
Distributions from net realized gain	-	(.087)	(.107)	-	-	-
Total distributions	(.184)	(.399)	(.415)	(.348)	(.407)	(.380)
Net asset value, end of period	$10.14	$10.41	$12.76	$12.86	$12.24	$11.22
Total Return C,D	(.80)%	(15.58)%	2.51%	8.07%	13.06%	(.68)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.50%	.50%	.50%	.49%	.50%
Expenses net of fee waivers, if any	.50% G	.50%	.50%	.50%	.49%	.50%
Expenses net of all reductions	.50% G	.50%	.50%	.50%	.49%	.50%
Net investment income (loss)	3.79% G	2.74%	2.45%	2.80%	3.63%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$93,084	$111,046	$200,288	$183,627	$122,654	$129,845
Portfolio turnover rate H	26% G	26%	46%	31% I	28%	47%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Corporate Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$12.76	$12.86	$12.23	$11.16
Income from Investment Operations
Net investment income (loss) B,C	.197	.326	.328	.360	.358
Net realized and unrealized gain (loss)	(.276)	(2.262)	.005	.635	1.097
Total from investment operations	(.079)	(1.936)	.333	.995	1.455
Distributions from net investment income	(.191)	(.327)	(.326)	(.365)	(.385)
Distributions from net realized gain	-	(.087)	(.107)	-	-
Total distributions	(.191)	(.414)	(.433)	(.365)	(.385)
Net asset value, end of period	$10.14	$10.41	$12.76	$12.86	$12.23
Total Return D,E	(.73)%	(15.47)%	2.66%	8.30%	13.34%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40% H	.40%	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%	.36% H
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36% H
Net investment income (loss)	3.93% H	2.87%	2.59%	2.93%	3.54% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,384,188	$3,068,418	$1,673,604	$852,967	$100,483
Portfolio turnover rate I	26% H	26%	46%	31% J	28%

A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1 . Organization.
Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Corporate Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation.   Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,158,986
Gross unrealized depreciation	(600,138,758)
Net unrealized appreciation (depreciation)	$(590,979,772)
Tax cost	$5,001,102,190

The Fund elected to defer to its next fiscal year approximately $25,385,935 of capital losses recognized during the period November 1,2021 to August 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond Fund	479,046,780	152,758,571

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$71,034	$2,446
Class M	- %	.25%	10,143	128
Class C	.75%	.25%	45,651	5,201
			$126,828	$7,775

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,901
Class M	422
Class C A	94
$4,417
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond and Class Z. FIIOC receives an asset-based fee of Corporate Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$49,864.18
Class M	9,602.24
Class C	8,992.20
Corporate Bond	450,289.10
Class I	83,140.15
Class Z	794,549.05
	$1,396,436
A   Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Corporate Bond Fund	4,142

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Corporate Bond Fund	$1,176	$-	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example   the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$687,448

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $305. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$1
Class M	198
$199
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Corporate Bond Fund
Distributions to shareholders
Class A	$952,194	$2,287,021
Class M	133,678	320,980
Class C	117,815	334,690
Corporate Bond	16,481,255	42,444,861
Class I	2,038,720	5,590,492
Class Z	59,929,796	77,719,363
Total	$79,653,458	$128,697,407
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Corporate Bond Fund
Class A
Shares sold	614,604	1,179,666	$6,255,781	$13,976,580
Reinvestment of distributions	93,690	193,886	943,068	2,269,171
Shares redeemed	(698,893)	(2,081,425)	(7,043,938)	(24,067,524)
Net increase (decrease)	9,401	(707,873)	$154,911	$(7,821,773)
Class M
Shares sold	42,636	95,578	$435,733	$1,102,808
Reinvestment of distributions	13,212	27,168	132,993	318,111
Shares redeemed	(52,604)	(262,183)	(529,365)	(3,035,109)
Net increase (decrease)	3,244	(139,437)	$39,361	$(1,614,190)
Class C
Shares sold	83,037	227,434	$845,168	$2,709,731
Reinvestment of distributions	11,648	28,159	117,226	332,745
Shares redeemed	(138,020)	(651,038)	(1,391,885)	(7,540,547)
Net increase (decrease)	(43,335)	(395,445)	$(429,491)	$(4,498,071)
Corporate Bond
Shares sold	6,847,489	18,433,215	$69,802,363	$211,107,164
Reinvestment of distributions	1,455,422	3,255,463	14,636,747	38,200,866
Shares redeemed	(15,164,008)	(44,055,578)	(150,992,710)	(514,921,231)
Net increase (decrease)	(6,861,097)	(22,366,900)	$(66,553,600)	$(265,613,201)
Class I
Shares sold	2,261,764	8,271,807	$22,875,945	$93,803,206
Reinvestment of distributions	177,433	464,204	1,788,397	5,497,008
Shares redeemed	(3,931,410)	(13,759,605)	(40,191,564)	(155,353,790)
Net increase (decrease)	(1,492,213)	(5,023,594)	$(15,527,222)	$(56,053,576)
Class Z
Shares sold	38,490,440	181,425,823	$391,787,372	$2,063,754,531
Reinvestment of distributions	5,921,697	6,747,145	59,631,644	77,136,214
Shares redeemed	(5,574,134)	(24,451,818)	(56,496,062)	(284,826,749)
Net increase (decrease)	38,838,003	163,721,150	$394,922,954	$1,856,063,996
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Corporate Bond Fund	62%

Affiliated Redemptions In-Kind. Effective subsequent to period end , shares of the Fund were redeemed in-kind for investments, including accrued interest and cash, if any. The net realized gain or loss on the investments delivered through in-kind redemptions are shown in the table below. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Corporate Bond Fund	271,635,649	(306,798,495)	2,797,847,189	Class Z

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity® Corporate Bond Fund
Class A	.78%
Actual		$ 1,000	$ 990.60	$ 3.85
Hypothetical- B		$ 1,000	$ 1,020.93	$ 3.91
Class M	.84%
Actual		$ 1,000	$ 990.30	$ 4.15
Hypothetical- B		$ 1,000	$ 1,020.63	$ 4.21
Class C	1.56%
Actual		$ 1,000	$ 986.80	$ 7.68
Hypothetical- B		$ 1,000	$ 1,017.06	$ 7.80
Fidelity® Corporate Bond Fund	.45%
Actual		$ 1,000	$ 992.20	$ 2.22
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26
Class I	.50%
Actual		$ 1,000	$ 992.00	$ 2.47
Hypothetical- B		$ 1,000	$ 1,022.32	$ 2.51
Class Z	.36%
Actual		$ 1,000	$ 992.70	$ 1.78
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv)  broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2022.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2023.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.907007.112
CBD-SANN-0423
Fidelity® Series Investment Grade Bond Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.1)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.1)%*
Foreign investments - 12.1%
Futures and Swaps - (0.2)%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 35.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	8,942,000	6,846,436
3.8% 12/1/57	74,998,000	52,653,367
4.3% 2/15/30	15,664,000	14,694,012
4.75% 5/15/46	20,994,000	18,050,802
Verizon Communications, Inc.:
2.1% 3/22/28	32,783,000	28,295,110
2.55% 3/21/31	30,343,000	24,820,204
2.987% 10/30/56	33,707,000	20,650,540
3% 3/22/27	6,931,000	6,404,013
4.329% 9/21/28	11,520,000	11,036,458
4.5% 8/10/33	17,268,000	16,049,154
4.862% 8/21/46	18,891,000	17,059,729
5.012% 4/15/49	705,000	646,753
		217,206,578
Entertainment - 0.1%
The Walt Disney Co. 2.65% 1/13/31	25,000,000	21,293,527
Media - 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	16,500,000	13,225,087
4.4% 4/1/33	9,969,000	8,526,728
4.908% 7/23/25	28,398,000	27,787,594
5.25% 4/1/53	30,969,000	24,217,130
5.375% 5/1/47	56,404,000	44,934,469
5.5% 4/1/63	9,969,000	7,748,832
5.75% 4/1/48	9,412,000	7,860,321
6.484% 10/23/45	26,013,000	23,535,203
Comcast Corp.:
2.937% 11/1/56	33,000,000	20,698,392
3.9% 3/1/38	5,928,000	5,084,118
4.65% 7/15/42	14,116,000	13,029,597
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	15,918,790
4.65% 5/15/50	50,307,000	36,893,363
Fox Corp.:
4.03% 1/25/24	6,818,000	6,728,573
4.709% 1/25/29	9,867,000	9,421,917
5.476% 1/25/39	9,730,000	8,941,618
5.576% 1/25/49	6,456,000	5,878,067
Magallanes, Inc.:
3.428% 3/15/24 (b)	20,581,000	20,086,680
3.638% 3/15/25 (b)	11,271,000	10,750,744
3.755% 3/15/27 (b)	22,043,000	20,220,803
4.054% 3/15/29 (b)	7,640,000	6,832,110
4.279% 3/15/32 (b)	30,761,000	26,556,315
5.05% 3/15/42 (b)	15,981,000	12,946,778
5.141% 3/15/52 (b)	46,085,000	36,126,206
Time Warner Cable LLC:
4.5% 9/15/42	21,984,000	16,405,358
5.5% 9/1/41	15,667,000	13,189,514
5.875% 11/15/40	11,331,000	10,006,444
6.55% 5/1/37	50,619,000	48,479,674
6.75% 6/15/39	13,940,000	13,392,943
7.3% 7/1/38	32,280,000	32,352,474
		547,775,842
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	23,829,000	21,910,013
3.8% 3/15/32 (b)	20,795,000	18,163,994
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	32,520,000	30,573,222
3.875% 4/15/30	47,090,000	42,698,725
4.375% 4/15/40	7,013,000	5,959,485
4.5% 4/15/50	13,777,000	11,428,495
		130,733,934
TOTAL COMMUNICATION SERVICES		917,009,881
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
2.35% 2/26/27	21,000,000	18,559,302
3.7% 5/9/23	4,723,000	4,708,785
4.25% 5/15/23	10,018,000	9,995,983
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	26,699,000	26,572,187
		59,836,257
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	18,843,835
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	9,188,000	8,664,052
3.6% 7/1/30	10,934,000	9,974,766
4.2% 4/1/50	5,533,000	4,596,808
		23,235,626
Household Durables - 0.1%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,097,020
5% 6/15/27	2,921,000	2,857,896
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,289,584
4.875% 11/15/25	28,000	27,620
4.875% 3/15/27	27,187,000	26,089,476
		33,361,596
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	25,757,000	24,685,734
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	3,787,296
AutoZone, Inc.:
3.625% 4/15/25	6,224,000	6,005,420
4% 4/15/30	28,926,000	26,581,638
Lowe's Companies, Inc.:
3.35% 4/1/27	3,413,000	3,193,066
3.75% 4/1/32	10,505,000	9,305,793
4.25% 4/1/52	66,805,000	52,601,160
4.45% 4/1/62	44,060,000	34,515,129
4.5% 4/15/30	20,756,000	19,770,639
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	6,016,721
		161,776,862
TOTAL CONSUMER DISCRETIONARY		321,739,910
CONSUMER STAPLES - 2.4%
Beverages - 1.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	21,000,000	19,262,758
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	52,011,000	48,819,041
4.9% 2/1/46	67,409,000	61,832,535
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,700,000	14,297,126
4.35% 6/1/40	15,700,000	13,779,703
4.5% 6/1/50	41,000,000	36,113,540
4.6% 6/1/60	15,700,000	13,611,094
4.75% 4/15/58	32,390,000	29,003,292
5.45% 1/23/39	25,203,000	25,119,946
5.55% 1/23/49	57,590,000	57,944,821
5.8% 1/23/59 (Reg. S)	61,052,000	63,123,402
		382,907,258
Food & Staples Retailing - 0.2%
Sysco Corp.:
3.25% 7/15/27	13,314,000	12,298,574
3.3% 2/15/50	16,790,000	11,513,665
5.95% 4/1/30	19,674,000	20,394,509
6.6% 4/1/50	27,580,000	30,264,639
		74,471,387
Food Products - 0.5%
General Mills, Inc. 2.875% 4/15/30	3,825,000	3,307,274
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	46,350,000	40,559,031
3% 5/15/32 (b)	51,930,000	39,588,555
3.625% 1/15/32 (b)	19,632,000	15,725,625
5.125% 2/1/28 (b)	16,760,000	15,930,045
5.5% 1/15/30 (b)	6,359,000	5,985,377
5.75% 4/1/33 (b)	34,520,000	32,197,494
		153,293,401
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	26,130,000	19,647,417
4.5% 5/2/43	17,568,000	13,407,847
4.8% 2/14/29	4,818,000	4,621,641
5.375% 1/31/44	15,947,000	13,910,832
5.95% 2/14/49	6,241,000	5,588,293
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	25,864,000	24,864,731
6.125% 7/27/27 (b)	16,185,000	16,314,235
Reynolds American, Inc.:
4.45% 6/12/25	12,732,000	12,389,219
5.7% 8/15/35	6,607,000	6,007,546
5.85% 8/15/45	50,684,000	43,502,698
6.15% 9/15/43	11,136,000	10,207,957
7.25% 6/15/37	15,680,000	16,314,293
		186,776,709
TOTAL CONSUMER STAPLES		797,448,755
ENERGY - 4.5%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	315,000	304,641
4.85% 11/15/35	11,266,000	10,501,124
		10,805,765
Oil, Gas & Consumable Fuels - 4.5%
Canadian Natural Resources Ltd. 5.85% 2/1/35	12,899,000	12,415,894
Cenovus Energy, Inc.:
3.75% 2/15/52	23,742,000	16,811,462
5.4% 6/15/47	5,584,000	5,026,794
6.75% 11/15/39	12,889,000	13,470,698
Columbia Pipeline Group, Inc. 4.5% 6/1/25	7,777,000	7,600,815
DCP Midstream Operating LP:
3.875% 3/15/23	40,552,000	40,522,895
5.6% 4/1/44	1,458,000	1,367,589
5.85% 5/21/43 (b)(c)	2,410,000	2,384,936
6.45% 11/3/36 (b)	7,882,000	8,003,935
6.75% 9/15/37 (b)	2,991,000	3,138,636
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	16,015,000	15,567,581
Enbridge, Inc.:
4% 10/1/23	15,502,000	15,369,755
4.25% 12/1/26	9,000,000	8,630,904
Energy Transfer LP:
3.75% 5/15/30	34,654,000	30,742,600
3.9% 5/15/24 (c)	7,783,000	7,604,686
4.2% 9/15/23	6,601,000	6,555,777
4.25% 3/15/23	5,605,000	5,603,108
4.5% 4/15/24	6,788,000	6,699,990
4.95% 6/15/28	22,521,000	21,751,065
5% 5/15/50	37,928,000	31,079,724
5.25% 4/15/29	11,043,000	10,769,988
5.4% 10/1/47	7,311,000	6,285,534
5.8% 6/15/38	12,558,000	11,766,079
6% 6/15/48	8,178,000	7,521,420
6.25% 4/15/49	7,585,000	7,214,298
Exxon Mobil Corp. 3.482% 3/19/30	71,930,000	66,682,209
Hess Corp.:
4.3% 4/1/27	29,485,000	28,223,539
5.6% 2/15/41	13,347,000	12,466,595
5.8% 4/1/47	19,267,000	18,213,310
7.125% 3/15/33	5,555,000	5,969,177
7.3% 8/15/31	7,267,000	7,888,656
7.875% 10/1/29	2,497,000	2,745,754
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,326,698
Kinder Morgan, Inc.:
3.6% 2/15/51	45,000,000	30,410,095
5.55% 6/1/45	13,098,000	11,843,198
MPLX LP:
2.65% 8/15/30	10,000,000	8,205,184
4.5% 7/15/23	9,847,000	9,811,920
4.8% 2/15/29	5,907,000	5,673,642
4.875% 12/1/24	15,019,000	14,813,921
4.95% 9/1/32	30,643,000	28,797,900
5.5% 2/15/49	17,721,000	15,911,768
Occidental Petroleum Corp.:
5.55% 3/15/26	28,220,000	28,066,765
6.45% 9/15/36	24,570,000	24,692,850
6.6% 3/15/46	53,949,000	54,900,121
7.5% 5/1/31	40,626,000	43,469,820
Ovintiv, Inc. 8.125% 9/15/30	2,868,000	3,141,619
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	18,417,884
5.95% 1/28/31	16,396,000	12,494,572
6.35% 2/12/48	13,566,000	8,378,701
6.49% 1/23/27	38,273,000	34,736,575
6.5% 3/13/27	37,289,000	33,761,461
6.75% 9/21/47	95,358,000	61,420,088
6.84% 1/23/30	136,623,000	113,520,051
6.95% 1/28/60	19,817,000	12,698,238
7.69% 1/23/50	124,733,000	87,618,696
Phillips 66 Co. 3.85% 4/9/25	3,215,000	3,120,954
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	6,614,040
3.6% 11/1/24	6,687,000	6,470,531
3.85% 10/15/23	25,000,000	24,734,970
4.65% 10/15/25	23,040,000	22,478,421
Sabine Pass Liquefaction LLC 4.5% 5/15/30	42,700,000	39,998,935
The Williams Companies, Inc.:
2.6% 3/15/31	21,000,000	17,040,493
3.5% 11/15/30	55,862,000	48,884,375
3.9% 1/15/25	6,023,000	5,845,821
4.3% 3/4/24	18,081,000	17,851,985
4.5% 11/15/23	8,697,000	8,646,672
4.55% 6/24/24	90,947,000	89,691,539
4.65% 8/15/32	32,008,000	29,823,087
5.3% 8/15/52	7,262,000	6,561,130
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	5,447,000	4,742,318
3.95% 5/15/50	17,552,000	13,599,368
Western Gas Partners LP:
3.95% 6/1/25	5,006,000	4,755,700
4.65% 7/1/26	8,954,000	8,506,300
4.75% 8/15/28	6,312,000	5,854,380
		1,476,428,189
TOTAL ENERGY		1,487,233,954
FINANCIALS - 16.3%
Banks - 6.9%
Bank of America Corp.:
2.299% 7/21/32 (c)	42,030,000	32,869,391
2.972% 2/4/33 (c)	21,000,000	17,185,176
3.419% 12/20/28 (c)	32,593,000	29,665,624
3.5% 4/19/26	28,726,000	27,372,839
3.864% 7/23/24 (c)	7,284,000	7,230,163
3.95% 4/21/25	43,026,000	41,706,362
4% 1/22/25	14,494,000	14,120,371
4.1% 7/24/23	35,942,000	35,777,464
4.183% 11/25/27	3,728,000	3,554,036
4.2% 8/26/24	41,416,000	40,615,073
4.25% 10/22/26	45,120,000	43,333,774
4.45% 3/3/26	10,553,000	10,260,030
5.015% 7/22/33 (c)	152,527,000	146,746,724
Barclays PLC:
2.852% 5/7/26 (c)	42,733,000	40,010,596
2.894% 11/24/32 (c)	14,928,000	11,590,547
4.375% 1/12/26	34,752,000	33,587,245
4.836% 5/9/28	3,148,000	2,949,598
5.088% 6/20/30 (c)	44,892,000	41,586,761
5.2% 5/12/26	41,312,000	40,228,543
BNP Paribas SA 2.219% 6/9/26 (b)(c)	40,110,000	37,045,812
BPCE SA 4.875% 4/1/26 (b)	3,984,000	3,853,907
Citigroup, Inc.:
3.352% 4/24/25 (c)	27,281,000	26,543,144
3.785% 3/17/33 (c)	21,000,000	18,256,577
4.075% 4/23/29 (c)	14,005,000	13,036,639
4.125% 7/25/28	3,728,000	3,488,916
4.3% 11/20/26	9,646,000	9,249,539
4.4% 6/10/25	71,128,000	69,594,189
4.412% 3/31/31 (c)	57,587,000	53,528,939
4.45% 9/29/27	48,296,000	46,122,788
4.6% 3/9/26	10,087,000	9,821,499
4.91% 5/24/33 (c)	5,636,000	5,341,144
5.3% 5/6/44	5,127,000	4,815,705
5.5% 9/13/25	18,506,000	18,539,667
Citizens Financial Group, Inc. 2.638% 9/30/32	32,329,000	24,627,361
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	14,950,000	12,625,390
3.784% 3/14/32 (b)	11,585,000	9,726,330
Discover Bank 4.2% 8/8/23	35,498,000	35,296,094
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	6,715,000	6,674,952
HSBC Holdings PLC:
3.973% 5/22/30 (c)	10,000,000	8,959,935
4.25% 3/14/24	12,994,000	12,798,562
4.95% 3/31/30	7,768,000	7,484,815
5.25% 3/14/44	560,000	505,734
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	7,267,000	7,018,977
5.71% 1/15/26 (b)	81,601,000	78,109,462
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	55,000,000	46,392,345
2.956% 5/13/31 (c)	23,105,000	19,403,693
2.963% 1/25/33 (c)	21,000,000	17,302,743
3.797% 7/23/24 (c)	69,237,000	68,737,379
3.875% 9/10/24	56,148,000	54,808,025
4.125% 12/15/26	61,839,000	59,666,012
4.586% 4/26/33 (c)	155,774,000	145,178,148
4.912% 7/25/33 (c)	38,769,000	37,121,706
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	10,000,000	9,558,832
3.073% 5/22/28 (c)	24,822,000	22,395,622
4.8% 4/5/26	20,881,000	20,332,170
5.125% 5/28/24	55,246,000	54,793,786
NatWest Markets PLC 2.375% 5/21/23 (b)	46,436,000	46,116,275
Rabobank Nederland 4.375% 8/4/25	42,555,000	41,221,965
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	29,541,000	25,729,682
Societe Generale:
1.038% 6/18/25 (b)(c)	87,080,000	81,498,475
1.488% 12/14/26 (b)(c)	51,731,000	45,831,623
3.337% 1/21/33 (b)(c)	21,000,000	17,011,483
4.25% 4/14/25 (b)	3,837,000	3,678,752
Wells Fargo & Co.:
2.406% 10/30/25 (c)	24,506,000	23,244,255
3.196% 6/17/27 (c)	34,559,000	32,062,112
3.526% 3/24/28 (c)	46,819,000	43,354,300
4.478% 4/4/31 (c)	77,500,000	72,890,762
5.013% 4/4/51 (c)	114,738,000	105,596,274
Westpac Banking Corp. 4.11% 7/24/34 (c)	20,547,000	18,171,511
		2,255,554,324
Capital Markets - 3.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	29,550,682
4.25% 2/15/24	24,489,000	24,121,179
Ares Capital Corp.:
3.875% 1/15/26	65,900,000	61,138,338
4.2% 6/10/24	48,934,000	47,883,428
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	58,126,000	52,664,762
3.091% 5/14/32 (b)(c)	15,102,000	10,626,305
3.75% 3/26/25	31,994,000	29,226,839
3.8% 6/9/23	46,298,000	45,742,424
3.869% 1/12/29 (b)(c)	19,608,000	16,082,113
4.194% 4/1/31 (b)(c)	52,365,000	41,529,446
4.55% 4/17/26	1,588,000	1,418,692
Deutsche Bank AG 4.5% 4/1/25	70,869,000	68,334,062
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	9,360,000	7,374,010
4.1% 1/13/26	4,496,000	4,300,336
6.72% 1/18/29 (c)	20,750,000	20,969,780
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	50,634,000	39,768,963
3.102% 2/24/33 (c)	39,600,000	32,640,818
3.272% 9/29/25 (c)	104,473,000	100,438,274
3.8% 3/15/30	57,860,000	52,506,656
4.25% 10/21/25	32,884,000	31,852,565
6.75% 10/1/37	31,825,000	33,876,128
Moody's Corp.:
3.25% 1/15/28	12,370,000	11,369,889
4.875% 2/15/24	11,615,000	11,539,175
Morgan Stanley:
2.943% 1/21/33 (c)	21,000,000	17,184,293
3.125% 7/27/26	7,974,000	7,420,531
3.622% 4/1/31 (c)	54,679,000	48,416,678
3.625% 1/20/27	8,956,000	8,466,183
3.737% 4/24/24 (c)	163,561,000	163,079,498
4.1% 5/22/23	24,196,000	24,141,740
4.431% 1/23/30 (c)	23,749,000	22,356,185
4.889% 7/20/33 (c)	94,211,000	89,454,734
5% 11/24/25	50,969,000	50,440,749
UBS Group AG:
1.494% 8/10/27 (b)(c)	31,236,000	27,070,494
4.125% 9/24/25 (b)	27,816,000	26,918,485
		1,259,904,434
Consumer Finance - 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	56,080,000	52,024,110
2.45% 10/29/26	20,465,000	18,041,367
2.875% 8/14/24	33,555,000	31,907,031
3% 10/29/28	21,434,000	18,264,180
3.3% 1/30/32	22,930,000	18,349,454
4.45% 4/3/26	16,892,000	16,052,761
4.875% 1/16/24	27,051,000	26,785,121
6.5% 7/15/25	19,270,000	19,335,831
Ally Financial, Inc.:
1.45% 10/2/23	11,838,000	11,538,144
3.05% 6/5/23	50,233,000	49,892,178
4.625% 3/30/25	10,429,000	10,206,010
5.125% 9/30/24	11,402,000	11,302,355
5.8% 5/1/25	27,438,000	27,456,120
7.1% 11/15/27	36,750,000	38,153,442
8% 11/1/31	22,726,000	24,600,605
Capital One Financial Corp.:
2.6% 5/11/23	39,980,000	39,783,653
2.636% 3/3/26 (c)	24,182,000	22,733,461
3.273% 3/1/30 (c)	35,931,000	30,979,291
3.65% 5/11/27	72,123,000	67,172,351
3.8% 1/31/28	34,796,000	32,218,393
4.985% 7/24/26 (c)	30,637,000	30,140,984
5.247% 7/26/30 (c)	39,510,000	37,884,725
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,224,586
3.95% 11/6/24	17,423,000	16,957,215
4.1% 2/9/27	1,920,000	1,819,310
4.5% 1/30/26	25,399,000	24,587,555
6.7% 11/29/32	7,709,000	7,965,136
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	97,707,397
5.584% 3/18/24	33,908,000	33,670,644
Synchrony Financial:
3.95% 12/1/27	42,034,000	38,211,029
4.25% 8/15/24	36,929,000	36,037,020
4.375% 3/19/24	29,366,000	28,958,438
5.15% 3/19/29	45,267,000	42,596,680
Toyota Motor Credit Corp. 2.9% 3/30/23	42,183,000	42,107,385
		1,024,663,962
Diversified Financial Services - 1.3%
Blackstone Private Credit Fund:
4.7% 3/24/25	80,609,000	77,746,292
7.05% 9/29/25 (b)	38,296,000	38,432,970
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	21,423,088
4.05% 7/1/30	26,564,000	23,485,150
4.125% 6/15/26	25,594,000	24,086,689
4.125% 5/15/29	28,249,000	25,446,229
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	10,416,000	9,962,896
3.65% 4/5/27 (b)	35,355,000	32,987,877
3.85% 4/5/29 (b)	14,571,000	13,162,033
3.9% 4/5/32 (b)	17,347,000	15,178,826
4.35% 4/5/42 (b)	3,946,000	3,252,511
4.4% 4/5/52 (b)	11,669,000	9,302,042
Equitable Holdings, Inc. 3.9% 4/20/23	3,740,000	3,730,219
Jackson Financial, Inc.:
5.17% 6/8/27	15,288,000	15,136,814
5.67% 6/8/32	19,303,000	18,858,960
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	33,993,000	33,587,305
Pine Street Trust I 4.572% 2/15/29 (b)	31,229,000	29,450,692
Pine Street Trust II 5.568% 2/15/49 (b)	31,271,000	27,861,711
		423,092,304
Insurance - 1.2%
AIA Group Ltd.:
3.2% 9/16/40 (b)	18,698,000	14,071,049
3.375% 4/7/30 (b)	39,186,000	35,328,863
American International Group, Inc. 2.5% 6/30/25	42,536,000	40,038,109
Five Corners Funding Trust II 2.85% 5/15/30 (b)	58,620,000	49,510,312
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	24,484,000	23,167,190
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	21,405,000	20,378,906
4.75% 3/15/39	9,822,000	9,139,043
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	37,673,000	25,871,285
Pricoa Global Funding I 5.375% 5/15/45 (c)	28,973,000	28,123,512
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	12,400,000	11,780,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	29,603,000	27,277,971
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	10,865,000	10,589,982
Unum Group:
3.875% 11/5/25	25,368,000	23,997,224
4% 6/15/29	24,228,000	22,173,477
5.75% 8/15/42	41,569,000	38,935,389
		380,382,312
TOTAL FINANCIALS		5,343,597,336
HEALTH CARE - 2.1%
Biotechnology - 0.3%
AbbVie, Inc. 3.2% 11/21/29	21,000,000	18,573,538
Amgen, Inc.:
5.15% 3/2/28 (e)	18,313,000	18,240,541
5.25% 3/2/30 (e)	16,718,000	16,636,455
5.25% 3/2/33 (e)	18,873,000	18,741,512
5.6% 3/2/43 (e)	17,930,000	17,706,471
5.65% 3/2/53 (e)	8,913,000	8,839,634
5.75% 3/2/63 (e)	16,243,000	16,018,892
		114,757,043
Health Care Providers & Services - 1.2%
Centene Corp.:
2.45% 7/15/28	43,675,000	36,600,524
2.625% 8/1/31	20,375,000	15,876,462
3.375% 2/15/30	21,905,000	18,482,987
4.25% 12/15/27	25,155,000	23,244,478
4.625% 12/15/29	39,085,000	35,742,953
Cigna Group:
3.05% 10/15/27	17,500,000	16,004,389
4.375% 10/15/28	32,914,000	31,604,171
4.8% 8/15/38	20,493,000	18,875,379
4.8% 7/15/46	11,000,000	9,715,015
4.9% 12/15/48	20,474,000	18,414,293
CVS Health Corp.:
3% 8/15/26	3,494,000	3,241,934
3.625% 4/1/27	9,782,000	9,198,728
4.78% 3/25/38	33,481,000	30,415,407
HCA Holdings, Inc.:
3.5% 9/1/30	15,777,000	13,565,143
3.625% 3/15/32 (b)	4,163,000	3,519,145
5.625% 9/1/28	19,767,000	19,546,034
5.875% 2/1/29	21,543,000	21,534,525
Humana, Inc. 3.7% 3/23/29	13,384,000	12,142,625
Sabra Health Care LP 3.2% 12/1/31	48,562,000	36,080,382
Toledo Hospital 5.325% 11/15/28	11,480,000	9,462,964
		383,267,538
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	46,388,000	44,866,260
Elanco Animal Health, Inc.:
5.772% 8/28/23	17,308,000	17,244,645
6.4% 8/28/28 (c)	7,291,000	6,961,957
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	20,004,000	19,707,749
Utah Acquisition Sub, Inc. 3.95% 6/15/26	38,227,000	35,749,247
Viatris, Inc.:
1.65% 6/22/25	5,144,000	4,682,430
2.7% 6/22/30	47,152,000	37,380,773
3.85% 6/22/40	11,393,000	7,770,532
4% 6/22/50	19,674,000	12,690,062
		187,053,655
TOTAL HEALTH CARE		685,078,236
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	15,580,000	15,160,967
BAE Systems PLC 3.4% 4/15/30 (b)	11,875,000	10,575,002
The Boeing Co.:
5.04% 5/1/27	15,531,000	15,297,351
5.15% 5/1/30	15,531,000	15,028,824
5.705% 5/1/40	15,530,000	14,784,853
5.805% 5/1/50	36,500,000	34,719,761
5.93% 5/1/60	15,530,000	14,502,208
		120,068,966
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	5,562,530
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3% 9/15/23	5,123,000	5,056,639
3.375% 7/1/25	33,735,000	31,808,459
4.25% 2/1/24	30,862,000	30,425,654
4.25% 9/15/24	21,001,000	20,572,764
		87,863,516
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	11,478,000	11,098,892
4.25% 4/15/26 (b)	8,740,000	8,110,682
4.375% 5/1/26 (b)	25,641,000	23,853,434
5.25% 5/15/24 (b)	20,991,000	20,656,525
		63,719,533
TOTAL INDUSTRIALS		277,214,545
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.3% 10/1/29	12,450,000	12,029,237
5.45% 6/15/23	6,431,000	6,426,492
5.85% 7/15/25	6,711,000	6,751,684
6.02% 6/15/26	8,322,000	8,424,445
6.1% 7/15/27	12,320,000	12,659,532
6.2% 7/15/30	10,663,000	10,826,567
		57,117,957
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	8,829,000	7,482,584
2.45% 2/15/31 (b)	75,132,000	59,533,830
2.6% 2/15/33 (b)	75,132,000	56,783,435
3.5% 2/15/41 (b)	60,671,000	43,416,975
3.75% 2/15/51 (b)	28,473,000	19,846,375
		187,063,199
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	35,590,000	31,813,889
2.3% 3/25/28	56,229,000	48,796,582
2.8% 4/1/27	31,398,000	28,479,053
2.875% 3/25/31	59,040,000	48,948,121
3.6% 4/1/40	31,590,000	23,319,019
		181,356,664
TOTAL INFORMATION TECHNOLOGY		425,537,820
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	21,930,065
American Homes 4 Rent LP:
2.375% 7/15/31	4,099,000	3,222,603
3.625% 4/15/32	15,949,000	13,474,322
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	16,968,651
4.5% 12/1/28	20,395,000	18,926,410
6.75% 12/1/27	23,825,000	24,728,438
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	7,956,650
2.75% 4/15/31	6,692,000	5,038,542
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	6,387,997
3.5% 8/1/26	7,811,000	7,261,020
Healthpeak Properties, Inc.:
3.25% 7/15/26	3,144,000	2,943,664
3.5% 7/15/29	3,594,000	3,201,341
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	35,995,116
Invitation Homes Operating Partnership LP 4.15% 4/15/32	23,566,000	20,730,274
Kite Realty Group Trust:
4% 3/15/25	32,398,000	30,698,808
4.75% 9/15/30	50,933,000	45,588,032
LXP Industrial Trust (REIT):
2.7% 9/15/30	9,405,000	7,524,788
4.4% 6/15/24	8,452,000	8,187,933
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	34,179,000	24,431,304
3.625% 10/1/29	33,134,000	27,477,358
4.375% 8/1/23	6,684,000	6,644,928
4.5% 1/15/25	14,849,000	14,482,662
4.5% 4/1/27	74,033,000	69,900,756
4.75% 1/15/28	36,570,000	34,300,341
4.95% 4/1/24	7,995,000	7,858,491
5.25% 1/15/26	31,863,000	31,234,761
Piedmont Operating Partnership LP 2.75% 4/1/32	7,712,000	5,436,372
Prologis LP 3.25% 6/30/26	318,000	300,955
Realty Income Corp.:
2.2% 6/15/28	4,085,000	3,526,428
2.85% 12/15/32	5,025,000	4,127,361
3.25% 1/15/31	5,362,000	4,673,554
3.4% 1/15/28	8,338,000	7,723,535
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	5,770,168
5% 12/15/23	4,492,000	4,454,891
Simon Property Group LP:
2.45% 9/13/29	8,537,000	7,150,288
3.375% 12/1/27	17,457,000	16,124,926
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	12,531,469
4.25% 2/1/26	16,356,000	15,499,527
Store Capital Corp.:
2.75% 11/18/30	10,084,000	7,616,181
4.625% 3/15/29	9,743,000	8,597,090
Sun Communities Operating LP:
2.3% 11/1/28	8,675,000	7,334,234
2.7% 7/15/31	23,304,000	18,591,537
Ventas Realty LP:
3% 1/15/30	43,597,000	37,057,112
3.5% 2/1/25	8,762,000	8,412,813
4% 3/1/28	12,591,000	11,631,422
4.125% 1/15/26	8,982,000	8,645,408
4.75% 11/15/30	53,358,000	50,299,423
VICI Properties LP:
4.375% 5/15/25	4,156,000	3,999,693
4.75% 2/15/28	32,852,000	30,990,277
4.95% 2/15/30	42,556,000	39,730,611
5.125% 5/15/32	10,727,000	9,953,047
Vornado Realty LP 2.15% 6/1/26	10,254,000	8,785,581
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	6,373,112
4% 2/1/25	32,062,000	31,276,541
4.6% 4/1/24	2,875,000	2,838,468
		876,547,279
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	24,749,000	20,878,671
4.1% 10/1/24	30,631,000	29,457,931
4.55% 10/1/29	31,499,000	26,106,659
7.55% 3/15/28	32,475,000	31,839,403
CBRE Group, Inc.:
2.5% 4/1/31	30,503,000	24,787,504
4.875% 3/1/26	4,233,000	4,141,872
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,014,775
Mid-America Apartments LP 4% 11/15/25	447,000	431,319
Tanger Properties LP:
2.75% 9/1/31	23,464,000	17,404,243
3.125% 9/1/26	16,163,000	14,670,089
3.875% 7/15/27	8,715,000	8,002,806
		178,735,272
TOTAL REAL ESTATE		1,055,282,551
UTILITIES - 1.4%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32	33,143,000	28,224,856
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	16,410,075
Duke Energy Corp. 2.45% 6/1/30	14,856,000	12,201,792
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	7,078,000	5,626,847
2.775% 1/7/32 (b)	24,917,000	19,597,127
Entergy Corp. 2.8% 6/15/30	15,246,000	12,774,529
Eversource Energy 2.8% 5/1/23	32,099,000	31,966,689
Exelon Corp.:
2.75% 3/15/27	7,336,000	6,651,040
3.35% 3/15/32	8,906,000	7,604,316
4.05% 4/15/30	9,268,000	8,500,052
4.1% 3/15/52	6,597,000	5,240,722
4.7% 4/15/50	4,127,000	3,589,664
FirstEnergy Corp. 7.375% 11/15/31	19,834,000	22,243,831
IPALCO Enterprises, Inc. 3.7% 9/1/24	11,464,000	11,072,767
		191,704,307
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	5,431,123	5,651,083
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 3.55% 6/15/26	9,377,000	8,802,561
The AES Corp.:
2.45% 1/15/31	9,656,000	7,670,100
3.3% 7/15/25 (b)	45,861,000	43,037,987
3.95% 7/15/30 (b)	66,879,000	58,552,565
		118,063,213
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	4,303,000	3,845,797
NiSource, Inc.:
2.95% 9/1/29	47,860,000	41,307,598
3.6% 5/1/30	21,965,000	19,607,433
5.8% 2/1/42	11,523,000	11,127,900
5.95% 6/15/41	17,565,000	17,683,596
Puget Energy, Inc.:
4.1% 6/15/30	17,963,000	16,128,144
4.224% 3/15/32	30,357,000	26,841,507
Sempra Energy 6% 10/15/39	1,481,000	1,500,353
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (c)(d)	14,096,000	12,041,094
		150,083,422
TOTAL UTILITIES		465,502,025
TOTAL NONCONVERTIBLE BONDS (Cost $13,055,167,699)		11,775,645,013

U.S. Treasury Obligations - 30.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	238,590,000	165,335,414
1.875% 11/15/51	440,986,000	286,813,158
2% 11/15/41	311,610,000	225,223,432
2% 8/15/51	996,710,000	669,937,072
2.25% 2/15/52	536,840,000	382,771,113
2.875% 5/15/49	264,876,000	216,618,904
2.875% 5/15/52	83,620,000	68,473,674
3% 2/15/47	647,997,000	539,356,253
3.25% 5/15/42	163,800,000	144,777,446
3.625% 2/15/53	395,000	376,052
U.S. Treasury Notes:
0.75% 4/30/26	132,810,000	118,392,852
0.875% 9/30/26 (f)(g)	318,050,000	281,350,013
1.125% 10/31/26	400,000,000	356,312,500
1.125% 8/31/28	300,720,000	256,352,054
1.25% 5/31/28	1,469,052,000	1,268,664,109
1.875% 2/28/27	350,000,000	318,746,092
2.5% 3/31/27	413,000,000	385,187,031
2.625% 7/31/29 (f)(h)	305,690,000	280,303,399
2.75% 8/15/32	545,773,000	495,971,214
2.875% 5/15/32	783,535,000	720,607,345
3.125% 8/31/29	250,000,000	236,083,985
3.875% 1/15/26 (h)	78,700,000	77,347,344
3.875% 11/30/29	375,000,000	370,195,313
4% 2/15/26 (h)	13,700,000	13,510,555
4% 10/31/29	1,270,000,000	1,262,508,981
4.125% 11/15/32	950,000,000	965,140,625
4.375% 10/31/24 (f)(g)(h)	32,900,000	32,591,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,935,428,920)		10,138,947,493

U.S. Government Agency - Mortgage Securities - 23.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.0%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (c)(d)	25,188	25,255
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(d)	45,417	45,432
12 month U.S. LIBOR + 1.460% 3.85% 1/1/35 (c)(d)	46,678	46,702
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (c)(d)	21,235	21,429
12 month U.S. LIBOR + 1.530% 3.476% 3/1/36 (c)(d)	2,749	2,755
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	29,075	29,536
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(d)	47,574	47,784
12 month U.S. LIBOR + 1.620% 3.584% 3/1/33 (c)(d)	44,861	44,971
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (c)(d)	87,077	87,933
12 month U.S. LIBOR + 1.630% 3.491% 11/1/36 (c)(d)	72,810	73,463
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(d)	29,743	30,025
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (c)(d)	80,775	81,873
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (c)(d)	65,539	66,425
12 month U.S. LIBOR + 1.680% 3.76% 7/1/43 (c)(d)	57,390	58,163
12 month U.S. LIBOR + 1.700% 3.186% 6/1/42 (c)(d)	376,269	383,208
12 month U.S. LIBOR + 1.710% 3.926% 8/1/35 (c)(d)	7,077	7,175
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (c)(d)	71,684	72,964
12 month U.S. LIBOR + 1.730% 3.854% 3/1/40 (c)(d)	94,626	95,628
12 month U.S. LIBOR + 1.750% 3.701% 7/1/35 (c)(d)	44,152	44,423
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(d)	134,078	136,467
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (c)(d)	2,717,272	2,758,416
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	168,255	171,598
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (c)(d)	199,423	201,616
12 month U.S. LIBOR + 1.810% 2.521% 2/1/42 (c)(d)	117,839	119,298
12 month U.S. LIBOR + 1.810% 4.051% 7/1/41 (c)(d)	237,375	242,878
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (c)(d)	73,711	74,362
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	124,494	126,680
12 month U.S. LIBOR + 1.820% 2.792% 2/1/35 (c)(d)	8,698	8,760
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	98,799	98,249
12 month U.S. LIBOR + 1.950% 3.622% 9/1/36 (c)(d)	44,770	45,178
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	49,873	51,107
6 month U.S. LIBOR + 1.470% 3.112% 10/1/33 (c)(d)	14,788	14,760
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (c)(d)	96,624	96,881
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (c)(d)	6,873	6,994
6 month U.S. LIBOR + 1.530% 3.258% 12/1/34 (c)(d)	28,798	28,815
6 month U.S. LIBOR + 1.530% 3.437% 3/1/35 (c)(d)	35,715	35,756
6 month U.S. LIBOR + 1.550% 4.211% 10/1/33 (c)(d)	13,103	13,340
6 month U.S. LIBOR + 1.560% 5.64% 7/1/35 (c)(d)	22,624	23,141
6 month U.S. LIBOR + 1.740% 3.865% 12/1/34 (c)(d)	2,405	2,428
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (c)(d)	19,011	19,265
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	33,346	33,816
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(d)	66,587	67,753
U.S. TREASURY 1 YEAR INDEX + 2.280% 3.53% 12/1/33 (c)(d)	301,216	306,500
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (c)(d)	64,857	65,975
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.166% 5/1/35 (c)(d)	16,528	16,848
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.982% 7/1/34 (c)(d)	95,499	97,425
1.5% 1/1/36 to 11/1/51	76,134,883	63,160,525
2% 2/1/28 to 4/1/52	529,454,972	439,937,866
2.5% 1/1/28 to 2/1/52	751,486,290	650,954,724
3% 4/1/29 to 2/1/52 (f)(g)	385,097,494	347,045,205
3.4% 7/1/42 to 9/1/42	64,215	59,660
3.5% 5/1/36 to 11/1/52	269,157,311	247,844,505
3.65% 5/1/42 to 8/1/42	20,440	19,268
3.9% 4/1/42	5,574	5,325
4% 3/1/36 to 9/1/52	147,657,885	141,521,183
4.25% 11/1/41	11,056	10,756
4.5% to 4.5% 6/1/24 to 1/1/53	221,170,762	215,225,361
5% 3/1/23 to 12/1/52	82,040,061	81,679,983
5.264% 8/1/41 (c)	1,598,097	1,596,337
5.5% 12/1/23 to 12/1/52	53,030,887	53,090,585
6% to 6% 9/1/29 to 12/1/52	45,812,686	46,568,332
6.5% 7/1/23 to 5/1/38	4,497,497	4,648,528
6.67% 2/1/39 (c)	719,945	732,384
7% to 7% 4/1/23 to 7/1/37	758,283	785,001
7.5% to 7.5% 8/1/23 to 9/1/32	400,383	413,614
8% 3/1/37	25,501	27,756
8.5% 9/1/25	138	140
9% 10/1/30	5,864	6,282
TOTAL FANNIE MAE		2,301,462,770
Freddie Mac - 5.5%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (c)(d)	32,007	31,633
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(d)	215,679	214,344
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (c)(d)	105,876	105,567
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (c)(d)	1,282,344	1,286,910
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(d)	260,437	264,343
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(d)	463,687	468,302
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(d)	66,824	67,685
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	46,990	47,677
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	187,629	189,655
12 month U.S. LIBOR + 1.900% 3.966% 10/1/42 (c)(d)	165,657	167,302
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(d)	374,147	379,658
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	387,109	394,233
12 month U.S. LIBOR + 1.910% 3.791% 6/1/41 (c)(d)	471,066	480,036
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	122,511	125,031
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (c)(d)	15,225	15,408
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (c)(d)	57,762	58,542
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	1,982	1,986
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (c)(d)	92,728	94,479
12 month U.S. LIBOR + 2.160% 4.41% 11/1/35 (c)(d)	9,320	9,410
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (c)(d)	121,662	123,339
6 month U.S. LIBOR + 1.120% 3.029% 8/1/37 (c)(d)	63,910	62,987
6 month U.S. LIBOR + 1.580% 5.08% 12/1/35 (c)(d)	340	345
6 month U.S. LIBOR + 1.650% 4.441% 4/1/35 (c)(d)	50,408	51,263
6 month U.S. LIBOR + 1.880% 3.488% 10/1/36 (c)(d)	165,130	165,990
6 month U.S. LIBOR + 1.990% 4% 10/1/35 (c)(d)	80,234	80,776
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (c)(d)	57,310	58,581
6 month U.S. LIBOR + 2.680% 5.679% 10/1/35 (c)(d)	26,207	27,175
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.174% 6/1/33 (c)(d)	119,048	119,710
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	2,856	2,886
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.229% 6/1/33 (c)(d)	244,512	246,795
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.392% 3/1/35 (c)(d)	430,466	437,536
1.5% 7/1/35 to 8/1/51	55,998,157	47,465,641
2% 8/1/35 to 4/1/52	487,891,587	400,995,473
2.5% 1/1/28 to 4/1/52	451,457,332	392,177,201
3% 6/1/31 to 4/1/52 (f)	228,555,838	205,019,907
3.5% 1/1/32 to 11/1/52	332,292,905	307,782,529
4% 1/1/36 to 10/1/52	170,621,072	164,220,151
4% 4/1/48	50,963	48,712
4.5% 6/1/25 to 10/1/52	55,004,011	54,150,656
5% 7/1/33 to 2/1/53	141,189,482	139,861,781
5.5% 10/1/52 to 1/1/53	51,200,276	51,169,324
6% 3/1/24 to 11/1/52	3,336,093	3,399,967
6.5% 1/1/24 to 1/1/53	13,161,973	13,566,009
7% 3/1/26 to 9/1/36	848,942	885,425
7.5% 1/1/27 to 7/1/34	63,974	67,276
8% 7/1/24 to 4/1/32	17,647	18,541
8.5% 1/1/25 to 1/1/28	14,751	15,238
TOTAL FREDDIE MAC		1,786,623,415
Ginnie Mae - 4.1%
3.5% 10/20/40 to 12/20/49 (f)	72,675,885	68,125,833
4% 7/20/33 to 5/20/49	119,434,402	114,687,571
4.5% 6/20/33 to 5/20/42	32,346,981	31,790,686
5.5% 6/15/33 to 9/15/39	1,283,013	1,308,873
6% to 6% 10/15/30 to 5/15/40	2,542,207	2,627,469
7% to 7% 12/15/23 to 11/15/32	1,315,148	1,357,468
7.5% to 7.5% 4/15/23 to 9/15/31	199,023	203,768
8% 12/15/23 to 11/15/29	35,931	36,793
8.5% to 8.5% 11/15/27 to 1/15/31	16,138	17,026
2% 10/20/50 to 4/20/51	109,661,922	92,461,510
2% 3/1/53 (e)	31,300,000	26,234,799
2% 3/1/53 (e)	119,000,000	99,742,528
2% 3/1/53 (e)	35,800,000	30,006,576
2% 3/1/53 (e)	23,850,000	19,990,414
2% 3/1/53 (e)	29,700,000	24,893,723
2% 3/1/53 (e)	46,500,000	38,975,021
2% 3/1/53 (e)	20,550,000	17,224,445
2% 3/1/53 (e)	19,850,000	16,637,724
2% 4/1/53 (e)	118,200,000	99,178,180
2% 4/1/53 (e)	88,650,000	74,383,635
2.5% 7/20/51 to 12/20/51	57,694,183	50,078,413
2.5% 3/1/53 (e)	62,400,000	53,961,236
2.5% 3/1/53 (e)	124,100,000	107,317,138
2.5% 3/1/53 (e)	49,250,000	42,589,597
2.5% 3/1/53 (e)	42,025,000	36,341,682
3% 4/15/42 to 2/20/50 (f)(g)	36,736,284	33,296,478
3% 3/1/53 (e)	50,500,000	45,048,702
3% 3/1/53 (e)	33,600,000	29,972,998
3% 3/1/53 (e)	68,625,000	61,217,171
3% 3/1/53 (e)	42,650,000	38,046,082
3.5% 3/1/53 (e)	17,350,000	15,948,170
3.5% 3/1/53 (e)	28,850,000	26,519,004
3.5% 3/1/53 (e)	20,125,000	18,498,958
3.5% 3/1/53 (e)	23,075,000	21,210,607
5% 12/15/32 to 4/20/48 (f)	16,751,954	16,707,505
6.5% 3/20/31 to 6/15/37	333,353	346,190
TOTAL GINNIE MAE		1,356,983,973
Uniform Mortgage Backed Securities - 6.8%
1.5% 3/1/38 (e)	45,950,000	39,722,750
1.5% 3/1/38 (e)	45,900,000	39,679,526
1.5% 3/1/38 (e)	26,375,000	22,800,599
1.5% 3/1/38 (e)	6,200,000	5,359,762
1.5% 4/1/38 (e)	48,650,000	42,119,555
1.5% 4/1/38 (e)	46,925,000	40,626,107
1.5% 3/1/53 (e)	107,300,000	82,850,654
1.5% 3/1/53 (e)	66,800,000	51,578,972
2% 3/1/38 (e)	48,000,000	42,600,912
2% 3/1/38 (e)	32,000,000	28,400,608
2% 4/1/38 (e)	37,250,000	33,100,823
2% 4/1/38 (e)	20,050,000	17,816,685
2% 3/1/53 (e)	48,050,000	39,124,914
2% 3/1/53 (e)	237,900,000	193,711,074
2% 3/1/53 (e)	132,800,000	108,132,958
2% 3/1/53 (e)	26,550,000	21,618,449
2% 3/1/53 (e)	203,550,000	165,741,442
2% 3/1/53 (e)	19,600,000	15,959,382
2% 4/1/53 (e)	15,650,000	12,758,362
2% 4/1/53 (e)	230,100,000	187,584,607
2% 4/1/53 (e)	137,550,000	112,134,997
2.5% 3/1/53 (e)	124,450,000	105,432,596
2.5% 3/1/53 (e)	96,750,000	81,965,478
2.5% 3/1/53 (e)	49,750,000	42,147,623
2.5% 4/1/53 (e)	31,700,000	26,883,115
3% 3/1/53 (e)	77,200,000	67,902,796
3% 3/1/53 (e)	54,100,000	47,584,732
3% 3/1/53 (e)	57,400,000	50,487,312
3% 3/1/53 (e)	22,800,000	20,054,194
3% 4/1/53 (e)	107,450,000	94,593,736
3% 4/1/53 (e)	35,850,000	31,560,591
4% 3/1/53 (e)	18,450,000	17,305,521
4% 3/1/53 (e)	18,450,000	17,305,521
4% 3/1/53 (e)	25,550,000	23,965,098
4% 3/1/53 (e)	25,650,000	24,058,895
4.5% 3/1/53 (e)	20,750,000	19,977,544
4.5% 3/1/53 (e)	35,450,000	34,130,310
5% 3/1/53 (e)	51,700,000	50,803,310
5.5% 3/1/53 (e)	42,850,000	42,774,665
5.5% 3/1/53 (e)	37,800,000	37,733,544
5.5% 3/1/53 (e)	39,250,000	39,180,995
5.5% 4/1/53 (e)	43,400,000	43,303,353
6.5% 3/1/53 (e)	11,150,000	11,419,106
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,233,993,173
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,234,934,986)		7,679,063,331

Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	13,658,181	8,638,952
Series 2019-1 Class A, 3.844% 5/15/39 (b)	10,188,863	7,176,053
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	27,481,441	21,253,537
Class B, 4.458% 10/16/39 (b)	5,909,968	1,947,344
Series 2021-1A Class A, 2.95% 11/16/41 (b)	27,735,004	24,333,114
Series 2021-2A Class A, 2.798% 1/15/47 (b)	51,017,141	43,009,312
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(d)	8,704,000	8,595,191
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.9224% 10/17/34 (b)(c)(d)	21,227,000	20,866,969
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.7977% 4/20/34 (b)(c)(d)	56,239,000	55,140,259
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (b)(c)(d)	28,071,000	27,752,899
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.9477% 7/20/34 (b)(c)(d)	27,167,000	26,611,462
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	8,716,917	7,180,385
Class B, 4.335% 1/16/40 (b)	1,551,112	683,344
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.1124% 10/15/32 (b)(c)(d)	31,563,000	31,252,894
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.8477% 4/25/34 (b)(c)(d)	18,644,000	18,260,605
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9224% 7/15/34 (b)(c)(d)	34,311,000	33,856,722
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9876% 1/15/35 (b)(c)(d)	42,880,000	42,134,788
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.8624% 4/15/34 (b)(c)(d)	37,984,000	37,239,514
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.0424% 4/17/33 (b)(c)(d)	12,146,000	12,011,653
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/36 (b)(c)(d)	21,905,000	21,551,650
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.8377% 4/25/34 (b)(c)(d)	40,974,000	40,256,504
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.0277% 1/20/32 (b)(c)(d)	36,000,000	35,712,864
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 5.742% 2/25/35 (c)(d)	268,753	265,222
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9224% 1/15/35 (b)(c)(d)	33,084,000	32,458,117
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	32,505,105	27,142,413
Class AA, 2.487% 12/16/41 (b)(c)	2,831,789	2,607,661
Series 2021-1A Class A, 2.443% 7/15/46 (b)	41,828,319	35,385,607
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.7824% 4/15/29 (b)(c)(d)	33,912,366	33,629,469
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	21,875,563	19,087,304
Class B, 5.095% 4/15/39 (b)	11,988,233	8,572,077
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	13,187,920	11,525,061
Series 2021-1A Class A, 3.474% 1/15/46 (b)	8,155,005	7,461,829
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(d)	26,444,000	26,073,044
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.959% 4/20/35 (b)(c)(d)	39,364,000	38,913,597
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(d)	19,756,000	19,335,256
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.8577% 4/20/34 (b)(c)(d)	32,995,000	32,066,191
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.9777% 10/20/34 (b)(c)(d)	32,158,000	31,439,204
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 5.967% 10/25/37 (b)(c)(d)	59,791	59,557
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.0077% 4/20/34 (b)(c)(d)	35,800,000	34,882,625
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.1177% 1/20/34 (b)(c)(d)	47,700,000	46,873,741
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	30,135,900	27,984,347
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	2,735,775	2,545,332
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.939% 4/20/35 (b)(c)(d)	22,130,000	21,716,545
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(d)	21,386,000	21,019,679
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.0147% 1/18/32 (b)(c)(d)	25,810,000	25,537,550
Dryden Senior Loan Fund:
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 5.9997% 1/16/32 (c)(d)	346,000	343,720
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.9724% 4/17/33 (b)(c)(d)	23,800,000	23,542,032
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/35 (b)(c)(d)	29,140,000	28,562,999
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.0453% 2/20/35 (b)(c)(d)	16,803,000	16,468,452
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	14,552,000	14,419,111
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 1/15/35 (b)(c)(d)	37,869,000	37,339,667
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.0424% 1/15/34 (b)(c)(d)	7,800,000	7,686,385
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.9076% 7/19/34 (b)(c)(d)	24,705,000	24,236,173
Class AR, 3 month U.S. LIBOR + 1.080% 5.9516% 11/16/34 (b)(c)(d)	32,500,000	32,115,233
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.2153% 11/20/33 (b)(c)(d)	43,083,000	42,506,851
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	12,575,159	10,720,222
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	12,419,586	10,556,549
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.9453% 10/22/34 (b)(c)(d)	22,628,000	22,260,408
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9619% 4/15/35 (b)(c)(d)	30,000,000	29,357,670
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.0024% 1/15/33 (b)(c)(d)	16,500,000	16,356,632
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.7353% 1/22/28 (b)(c)(d)	20,400,934	20,281,119
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.9376% 4/19/34 (b)(c)(d)	38,620,000	38,052,402
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.9153% 1/22/35 (b)(c)(d)	36,551,000	35,665,808
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.9124% 7/15/34 (b)(c)(d)	24,703,000	24,377,242
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.0153% 1/22/31 (b)(c)(d)	10,024,000	9,797,197
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.9477% 10/20/34 (b)(c)(d)	7,927,000	7,805,439
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(d)	39,908,000	39,293,976
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.8277% 4/20/34 (b)(c)(d)	31,864,000	31,335,121
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.9477% 1/25/35 (b)(c)(d)	26,894,000	26,436,990
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.7824% 1/15/34 (b)(c)(d)	33,150,000	32,765,990
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.8777% 10/20/30 (b)(c)(d)	37,023,609	36,703,021
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.862% 1/25/36 (c)(d)	359,988	352,675
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9377% 10/20/34 (b)(c)(d)	13,185,000	12,968,542
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	27,509,200	23,186,432
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	26,331,025	23,291,450
Class A2II, 4.008% 12/5/51 (b)	23,529,198	19,511,446
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	23,504,648	19,920,208
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.9277% 4/20/34 (b)(c)(d)	46,460,000	45,764,169
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.9976% 1/15/37 (b)(c)(d)	42,692,000	42,244,887
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	24,995,086	20,153,215
Class B, 4.335% 3/15/40 (b)	2,922,293	2,024,562
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	34,963,000	32,836,218
1.884% 7/15/50 (b)	12,544,000	11,104,216
2.328% 7/15/52 (b)	9,591,000	8,264,546
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.9735% 4/23/35 (b)(c)(d)	44,162,000	43,678,294
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (b)(c)(d)	4,219,000	4,167,444
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.7776% 4/19/34 (b)(c)(d)	41,341,000	40,533,445
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (b)(c)(d)	36,991,000	36,296,235
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.477% 9/25/34 (c)(d)	82,001	78,749
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	27,623,736	22,790,411
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	36,597,025	29,382,478
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.3484% 4/6/42 (b)(c)(d)	2,720,000	2,073,211
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.0777% 7/20/32 (b)(c)(d)	35,926,000	35,653,214
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.9576% 7/19/34 (b)(c)(d)	22,263,000	21,886,466
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(d)	44,263,000	43,376,368
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 7/16/34 (b)(c)(d)	22,574,000	22,144,304
TOTAL ASSET-BACKED SECURITIES (Cost $2,336,513,475)		2,214,717,037

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	11,077,844	10,562,248
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	13,076,635	12,652,743
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	15,656,998	14,855,662
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	14,041,545	13,402,516
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	7,978,755	7,751,552
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)	26,740	26,136
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.6105% 5/27/37 (b)(c)(d)	57,931	55,571
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(d)(i)	316,680	32
Class AA1, 1 month U.S. LIBOR + 0.280% 4.6106% 5/27/37 (b)(c)(d)	294,868	273,799
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	12,908,362	11,732,353
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	16,519,993	14,812,447
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	8,989,006	8,619,818
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	10,435,134	9,134,389
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	14,119,383	13,319,241
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	8,934,577	8,113,865
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	4,229	3,780
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.257% 9/25/43 (c)(d)	105,451	98,324
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	18,933,894	17,483,408
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.1686% 9/25/33 (c)	11,407	10,865
TOTAL PRIVATE SPONSOR		142,908,749
U.S. Government Agency - 0.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.417% 2/25/32 (c)(d)	17,140	17,212
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 5.5979% 3/18/32 (c)(d)	31,994	32,360
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.617% 4/25/32 (c)(d)	36,469	36,829
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.617% 10/25/32 (c)(d)	44,783	45,231
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.367% 1/25/32 (c)(d)	16,348	16,392
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 3.483% 12/25/33 (c)(j)(k)	626,278	87,338
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.063% 11/25/36 (c)(j)(k)	444,743	37,625
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	24,372	24,357
Series 1996-28 Class PK, 6.5% 7/25/25	11,486	11,489
Series 1999-17 Class PG, 6% 4/25/29	192,510	193,689
Series 1999-32 Class PL, 6% 7/25/29	226,140	227,896
Series 1999-33 Class PK, 6% 7/25/29	168,112	169,365
Series 2001-52 Class YZ, 6.5% 10/25/31	26,034	26,594
Series 2003-28 Class KG, 5.5% 4/25/23	520	518
Series 2005-102 Class CO 11/25/35 (l)	108,496	91,274
Series 2005-39 Class TE, 5% 5/25/35	24,280	24,360
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 5.5458% 8/25/35 (c)(k)	25,337	25,301
Series 2005-81 Class PC, 5.5% 9/25/35	318,039	323,114
Series 2006-12 Class BO 10/25/35 (l)	492,815	418,973
Series 2006-15 Class OP 3/25/36 (l)	616,313	512,513
Series 2006-37 Class OW 5/25/36 (l)	61,582	47,853
Series 2006-45 Class OP 6/25/36 (l)	191,101	149,863
Series 2006-62 Class KP 4/25/36 (l)	293,663	236,990
Series 2012-149:
Class DA, 1.75% 1/25/43	2,489,627	2,248,268
Class GA, 1.75% 6/25/42	2,697,106	2,418,643
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	35,274	35,830
Series 1999-25 Class Z, 6% 6/25/29	172,468	171,756
Series 2001-20 Class Z, 6% 5/25/31	215,138	217,213
Series 2001-31 Class ZC, 6.5% 7/25/31	110,112	110,763
Series 2002-16 Class ZD, 6.5% 4/25/32	78,544	80,362
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.933% 11/25/32 (c)(j)(k)	195,138	5,577
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	236,641	7,534
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.023% 12/25/36 (c)(j)(k)	302,134	27,109
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.823% 5/25/37 (c)(j)(k)	162,003	17,033
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 6.7404% 9/25/23 (c)(k)	1,090	1,086
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 3.483% 3/25/33 (c)(j)(k)	42,363	4,672
Series 2005-72 Class ZC, 5.5% 8/25/35	2,458,267	2,462,393
Series 2005-79 Class ZC, 5.9% 9/25/35	1,019,493	1,020,379
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 12.918% 6/25/37 (c)(k)	147,603	177,123
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (c)(k)	204,522	245,426
Class SB, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (c)(k)	63,862	70,953
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.733% 3/25/38 (c)(j)(k)	1,056,165	94,502
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 1.433% 12/25/40 (c)(j)(k)	1,077,238	62,421
Class ZA, 4.5% 12/25/40	1,447,815	1,428,156
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	256,056	5,878
Series 2010-150 Class ZC, 4.75% 1/25/41	3,423,015	3,348,426
Series 2010-95 Class ZC, 5% 9/25/40	7,958,468	7,962,103
Series 2011-39 Class ZA, 6% 11/25/32	721,702	735,191
Series 2011-4 Class PZ, 5% 2/25/41	1,054,703	1,002,752
Series 2011-67 Class AI, 4% 7/25/26 (j)	84,842	2,278
Series 2011-83 Class DI, 6% 9/25/26 (j)	527	5
Series 2012-100 Class WI, 3% 9/25/27 (j)	1,596,890	69,060
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.033% 12/25/30 (c)(j)(k)	157,420	794
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.933% 6/25/41 (c)(j)(k)	143,841	1,178
Series 2013-133 Class IB, 3% 4/25/32 (j)	570,111	16,983
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 1.433% 1/25/44 (c)(j)(k)	492,121	46,127
Series 2013-51 Class GI, 3% 10/25/32 (j)	1,855,669	112,764
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.103% 6/25/35 (c)(j)(k)	882,813	63,479
Series 2015-42 Class IL, 6% 6/25/45 (j)	3,094,596	535,558
Series 2015-70 Class JC, 3% 10/25/45	4,432,615	4,154,119
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	1,804,170	317,907
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	154,620	25,191
Series 343 Class 16, 5.5% 5/25/34 (j)	145,991	24,040
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	105,831	20,871
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	66,222	11,245
Class 13, 6% 3/25/34 (j)	96,991	17,866
Series 359 Class 19, 6% 7/25/35 (c)(j)	56,123	10,621
Series 384 Class 6, 5% 7/25/37 (j)	619,481	105,737
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.3879% 1/15/32 (c)(d)	12,732	12,787
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (c)(d)	19,369	19,509
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 5.5879% 3/15/32 (c)(d)	16,582	16,749
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 5.4879% 6/15/31 (c)(d)	31,673	31,878
Class FG, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (c)(d)	10,732	10,807
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.8379% 5/15/37 (c)(d)	783,021	771,592
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	243,316	245,537
Series 2101 Class PD, 6% 11/15/28	18,691	18,849
Series 2104 Class PG, 6% 12/15/28	4,828	4,871
Series 2121 Class MG, 6% 2/15/29	97,893	98,761
Series 2131 Class BG, 6% 3/15/29	652,918	659,126
Series 2137 Class PG, 6% 3/15/29	102,746	103,700
Series 2154 Class PT, 6% 5/15/29	186,337	188,084
Series 2162 Class PH, 6% 6/15/29	36,255	36,529
Series 2520 Class BE, 6% 11/15/32	326,143	333,445
Series 2693 Class MD, 5.5% 10/15/33	831,605	830,353
Series 2802 Class OB, 6% 5/15/34	267,781	270,919
Series 3002 Class NE, 5% 7/15/35	747,290	744,955
Series 3110 Class OP 9/15/35 (l)	183,260	167,427
Series 3119 Class PO 2/15/36 (l)	730,877	578,633
Series 3121 Class KO 3/15/36 (l)	114,463	92,813
Series 3123 Class LO 3/15/36 (l)	406,417	324,514
Series 3145 Class GO 4/15/36 (l)	430,858	345,631
Series 3189 Class PD, 6% 7/15/36	640,304	658,309
Series 3225 Class EO 10/15/36 (l)	215,402	168,575
Series 3258 Class PM, 5.5% 12/15/36	266,067	269,836
Series 3415 Class PC, 5% 12/15/37	300,047	296,219
Series 3806 Class UP, 4.5% 2/15/41	1,421,669	1,394,032
Series 3832 Class PE, 5% 3/15/41	2,917,446	2,907,056
Series 4135 Class AB, 1.75% 6/15/42	1,967,631	1,775,600
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,123	2,143
Series 2135 Class JE, 6% 3/15/29	53,746	54,268
Series 2274 Class ZM, 6.5% 1/15/31	69,240	69,656
Series 2281 Class ZB, 6% 3/15/30	128,594	129,731
Series 2303 Class ZV, 6% 4/15/31	66,532	67,248
Series 2357 Class ZB, 6.5% 9/15/31	532,099	541,085
Series 2502 Class ZC, 6% 9/15/32	132,045	134,978
Series 2519 Class ZD, 5.5% 11/15/32	191,834	194,341
Series 2546 Class MJ, 5.5% 3/15/23	613	611
Series 2601 Class TB, 5.5% 4/15/23	364	364
Series 2998 Class LY, 5.5% 7/15/25	59,820	59,706
Series 3871 Class KB, 5.5% 6/15/41	2,630,400	2,701,429
Series 4423 Class NJ, 3% 9/15/41	2,127,451	2,098,893
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.0121% 2/15/36 (c)(j)(k)	221,198	17,425
Series 1658 Class GZ, 7% 1/15/24	1,740	1,746
Series 2013-4281 Class AI, 4% 12/15/28 (j)	566,732	10,886
Series 2017-4683 Class LM, 3% 5/15/47	4,482,162	4,206,611
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 3.6121% 11/15/31 (c)(j)(k)	19,755	671
Series 2587 Class IM, 6.5% 3/15/33 (j)	4,783	834
Series 2933 Class ZM, 5.75% 2/15/35	2,326,266	2,365,507
Series 2935 Class ZK, 5.5% 2/15/35	2,902,251	2,961,974
Series 2947 Class XZ, 6% 3/15/35	1,290,348	1,322,425
Series 2996 Class ZD, 5.5% 6/15/35	1,569,706	1,597,782
Series 3237 Class C, 5.5% 11/15/36	2,148,940	2,152,711
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.0721% 11/15/36 (c)(j)(k)	944,275	79,947
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.1621% 3/15/37 (c)(j)(k)	1,405,591	128,679
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.1721% 4/15/37 (c)(j)(k)	1,974,547	214,495
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.9921% 6/15/37 (c)(j)(k)	631,667	63,506
Series 3949 Class MK, 4.5% 10/15/34	524,084	516,304
Series 4055 Class BI, 3.5% 5/15/31 (j)	547,070	14,795
Series 4149 Class IO, 3% 1/15/33 (j)	1,012,270	81,271
Series 4314 Class AI, 5% 3/15/34 (j)	165,660	5,242
Series 4427 Class LI, 3.5% 2/15/34 (j)	1,729,684	105,632
Series 4471 Class PA 4% 12/15/40	2,460,993	2,389,775
target amortization class Series 2156 Class TC, 6.25% 5/15/29	81,162	81,548
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.359% 2/15/24 (c)(d)	6,317	6,324
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	5,816	5,849
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	72,718	73,222
Series 2056 Class Z, 6% 5/15/28	180,938	182,429
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	5,854,485	5,659,981
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.1% 6/16/37 (c)(j)(k)	399,408	38,082
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.0673% 3/20/60 (c)(d)(m)	4,238,889	4,226,050
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 7/20/60 (c)(d)(m)	742,357	737,043
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 4.6916% 9/20/60 (c)(d)(m)	903,418	897,083
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 4.6916% 8/20/60 (c)(d)(m)	698,726	693,557
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 4.7716% 12/20/60 (c)(d)(m)	1,902,038	1,890,659
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 12/20/60 (c)(d)(m)	1,752,239	1,745,847
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 2/20/61 (c)(d)(m)	1,489,172	1,482,806
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 4.8816% 2/20/61 (c)(d)(m)	2,221,115	2,211,705
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 4/20/61 (c)(d)(m)	1,586,582	1,579,956
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (c)(d)(m)	3,007,436	2,996,463
Class FC, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (c)(d)(m)	1,886,570	1,879,202
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 4.9216% 6/20/61 (c)(d)(m)	2,141,083	2,133,941
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 4.9416% 9/20/61 (c)(d)(m)	429,956	428,542
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 10/20/61 (c)(d)(m)	2,493,590	2,487,497
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 4.9979% 8/20/42 (c)(d)	217,277	212,945
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 11/20/61 (c)(d)(m)	2,310,349	2,307,365
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 1/20/62 (c)(d)(m)	1,283,096	1,281,487
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 1/20/62 (c)(d)(m)	2,102,421	2,097,409
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 3/20/62 (c)(d)(m)	1,027,707	1,022,580
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8391% 5/20/61 (c)(d)(m)	31,391	31,086
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 4.9116% 10/20/62 (c)(d)(m)	271,583	270,471
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 4.7516% 3/20/63 (c)(d)(m)	391,223	388,767
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 1/20/64 (c)(d)(m)	1,285,276	1,282,027
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 4.9916% 12/20/63 (c)(d)(m)	6,295,501	6,283,634
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 4.8916% 6/20/64 (c)(d)(m)	1,729,939	1,723,442
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 4.6916% 3/20/65 (c)(d)(m)	25,728	25,507
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.6716% 5/20/63 (c)(d)(m)	24,468	24,049
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.5916% 4/20/63 (c)(d)(m)	42,848	42,202
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5967% 12/20/62 (c)(d)(m)	7,478	7,319
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 4.9979% 1/20/49 (c)(d)	5,847,357	5,782,203
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 5.0979% 10/20/49 (c)(d)	2,066,330	2,022,508
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.0479% 2/20/49 (c)(d)	4,268,243	4,215,610
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.8043% 12/20/40 (c)(k)	2,940,785	2,437,465
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	142,436	9,912
Series 2016-69 Class WA, 3% 2/20/46	4,886,620	4,520,543
Series 2017-134 Class BA, 2.5% 11/20/46	2,975,640	2,673,993
Series 2017-153 Class GA, 3% 9/20/47	5,584,221	5,078,051
Series 2017-182 Class KA, 3% 10/20/47	4,266,592	3,888,913
Series 2018-13 Class Q, 3% 4/20/47	5,441,448	5,036,601
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	1,113,634	1,088,941
Series 2010-160 Class DY, 4% 12/20/40	5,808,236	5,590,570
Series 2010-170 Class B, 4% 12/20/40	1,292,591	1,244,138
Series 2017-139 Class BA, 3% 9/20/47	9,973,388	8,923,317
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.91% 5/16/34 (c)(j)(k)	243,643	16,072
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.61% 8/17/34 (c)(j)(k)	227,587	23,434
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 12.66% 6/16/37 (c)(k)	10,239	11,403
Series 2010-116 Class QB, 4% 9/16/40	1,396,778	1,352,295
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 1.36% 2/16/40 (c)(j)(k)	1,411,383	73,162
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 5/20/60 (c)(d)(m)	2,350,882	2,335,507
Series 2011-52 Class HI, 7% 4/16/41 (j)	59,254	9,294
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 1.5021% 7/20/41 (c)(j)(k)	562,428	47,911
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.11% 6/16/42 (c)(j)(k)	887,442	76,780
Series 2013-149 Class MA, 2.5% 5/20/40	4,501,612	4,289,500
Series 2014-2 Class BA, 3% 1/20/44	10,157,913	9,245,107
Series 2014-21 Class HA, 3% 2/20/44	3,752,201	3,423,096
Series 2014-25 Class HC, 3% 2/20/44	6,448,183	5,874,497
Series 2014-5 Class A, 3% 1/20/44	5,518,079	5,025,866
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	75,828	70,541
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.23% 5/20/66 (c)(d)(m)	817,261	815,236
Series 2017-186 Class HK, 3% 11/16/45	629,093	574,534
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.08% 8/20/66 (c)(d)(m)	10,445,326	10,399,524
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3016% 5/20/65 (c)(m)	395,234	384,810
TOTAL U.S. GOVERNMENT AGENCY		214,923,685
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $382,477,277)		357,832,434

Commercial Mortgage Securities - 5.4%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (b)(c)(d)	23,840,000	23,491,161
Class B, CME Term SOFR 1 Month Index + 1.550% 6.113% 1/15/39 (b)(c)(d)	4,503,000	4,428,358
Class C, CME Term SOFR 1 Month Index + 2.150% 6.713% 1/15/39 (b)(c)(d)	3,215,000	3,133,107
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,600,000	35,332,676
Class ANM, 3.112% 11/5/32 (b)	22,568,000	20,596,399
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	5,065,000	4,239,825
Class CNM, 3.7186% 11/5/32 (b)(c)	2,095,000	1,661,379
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	965,000	897,729
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	23,405,790
Series 2019-BN24 Class A3, 2.96% 11/15/62	12,772,000	11,117,722
Series 2020-BN25 Class XB, 0.4397% 1/15/63 (c)(j)	27,800,000	676,491
Series 2021-BN33 Class XA, 1.0572% 5/15/64 (c)(j)	14,543,651	837,112
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 5.217% 11/25/35 (b)(c)(d)	15,103	13,869
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 5.202% 1/25/36 (b)(c)(d)	36,913	33,904
Class M1, 1 month U.S. LIBOR + 0.670% 5.292% 1/25/36 (b)(c)(d)	11,907	10,857
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.400% 5.022% 12/25/36 (b)(c)(d)	79,150	73,317
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 5.022% 3/25/37 (b)(c)(d)	20,413	18,506
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 4.887% 7/25/37 (b)(c)(d)	63,519	56,586
Class A2, 1 month U.S. LIBOR + 0.320% 4.937% 7/25/37 (b)(c)(d)	59,540	54,373
Class M1, 1 month U.S. LIBOR + 0.370% 4.987% 7/25/37 (b)(c)(d)	20,320	18,400
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 4.907% 7/25/37 (b)(c)(d)	21,760	19,507
Class M1, 1 month U.S. LIBOR + 0.310% 4.927% 7/25/37 (b)(c)(d)	11,544	10,347
Class M2, 1 month U.S. LIBOR + 0.340% 4.957% 7/25/37 (b)(c)(d)	12,361	10,994
Class M3, 1 month U.S. LIBOR + 0.370% 4.987% 7/25/37 (b)(c)(d)	19,819	16,876
Class M4, 1 month U.S. LIBOR + 0.500% 5.117% 7/25/37 (b)(c)(d)	31,260	26,585
Class M5, 1 month U.S. LIBOR + 0.600% 5.217% 7/25/37 (b)(c)(d)	14,833	16,048
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	3,783,159
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	6,126,045
Series 2019-B13 Class A4, 2.952% 8/15/57	25,034,000	21,902,582
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	47,135,793
Series 2019-B14 Class XA, 0.7766% 12/15/62 (c)(j)	147,963,479	4,580,579
Series 2020-B17 Class XA, 1.4159% 3/15/53 (c)(j)	134,820,775	7,988,158
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.7265% 11/15/28 (b)(c)(d)	18,140,000	17,999,531
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (b)(c)(d)	82,074,000	80,585,416
Class B, CME Term SOFR 1 Month Index + 2.440% 7.0095% 4/15/37 (b)(c)(d)	21,804,000	21,394,907
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (b)(c)(d)	43,844,000	42,844,094
Class B, 1 month U.S. LIBOR + 0.890% 5.4868% 10/15/36 (b)(c)(d)	6,559,000	6,339,747
Class C, 1 month U.S. LIBOR + 1.090% 5.6866% 10/15/36 (b)(c)(d)	8,779,000	8,489,560
Class D, 1 month U.S. LIBOR + 1.290% 5.8863% 10/15/36 (b)(c)(d)	8,523,000	8,158,540
Class E, 1 month U.S. LIBOR + 1.940% 6.5355% 10/15/36 (b)(c)(d)	29,632,000	28,493,367
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 5.5754% 2/15/39 (b)(c)(d)	54,114,924	53,310,397
Class B, CME Term SOFR 1 Month Index + 1.310% 5.8748% 2/15/39 (b)(c)(d)	16,305,313	15,945,925
Class C, CME Term SOFR 1 Month Index + 1.560% 6.1242% 2/15/39 (b)(c)(d)	16,305,313	15,745,069
Class D, CME Term SOFR 1 Month Index + 1.960% 6.5233% 2/15/39 (b)(c)(d)	16,305,313	15,447,820
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 5.5525% 11/15/32 (b)(c)(d)	1,688,087	1,677,507
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.213% 9/15/37 (b)(c)(d)	8,036,000	7,476,292
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.888% 4/15/34 (b)(c)(d)	16,075,000	15,629,854
Class C, 1 month U.S. LIBOR + 1.600% 6.188% 4/15/34 (b)(c)(d)	10,627,000	10,252,476
Class D, 1 month U.S. LIBOR + 1.900% 6.488% 4/15/34 (b)(c)(d)	11,156,000	10,706,679
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 5.757% 10/15/36 (b)(c)(d)	15,196,300	15,043,609
Class C, CME Term SOFR 1 Month Index + 1.360% 5.927% 10/15/36 (b)(c)(d)	19,103,750	18,864,239
Class D, CME Term SOFR 1 Month Index + 1.560% 6.127% 10/15/36 (b)(c)(d)	30,204,750	29,711,585
Class E, CME Term SOFR 1 Month Index + 1.910% 6.477% 10/15/36 (b)(c)(d)	38,021,350	37,342,083
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (b)(c)(d)	20,271,000	20,232,933
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.0528% 4/15/37 (b)(c)(d)	41,273,866	41,183,517
Class B, CME Term SOFR 1 Month Index + 1.940% 6.5018% 4/15/37 (b)(c)(d)	21,039,309	20,901,146
Class C, CME Term SOFR 1 Month Index + 2.290% 6.8518% 4/15/37 (b)(c)(d)	4,747,288	4,627,044
Class D, CME Term SOFR 1 Month Index + 2.830% 7.4008% 4/15/37 (b)(c)(d)	3,975,212	3,833,505
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.588% 4/15/34 (b)(c)(d)	32,462,000	31,889,922
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (b)(c)(d)	14,398,382	14,326,043
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	2,661,923	2,520,658
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	52,378,503	45,485,046
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (b)(c)(d)	16,796,000	16,542,909
Class B, 1 month U.S. LIBOR + 1.250% 5.8379% 11/15/36 (b)(c)(d)	9,400,000	9,234,752
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (b)(c)(d)	43,485,635	42,262,997
Class B, 1 month U.S. LIBOR + 1.500% 6.088% 6/15/34 (b)(c)(d)	8,518,674	8,171,883
Class C, 1 month U.S. LIBOR + 1.750% 6.338% 6/15/34 (b)(c)(d)	9,623,333	9,029,759
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.888% 8/15/36 (b)(c)(d)	295,687	297,729
Class D, 1 month U.S. LIBOR + 3.050% 7.638% 8/15/36 (b)(c)(d)	6,155,250	6,168,646
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.8719% 9/10/58 (c)(j)	2,620,812	46,091
Series 2016-P6 Class XA, 0.5604% 12/10/49 (c)(j)	2,094,578	35,466
Series 2019-GC41 Class XA, 1.0409% 8/10/56 (c)(j)	14,761,054	665,828
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	50,000	49,802
Series 2014-CR18 Class A5, 3.828% 7/15/47	6,763,000	6,565,146
Series 2014-CR20 Class XA, 0.9434% 11/10/47 (c)(j)	596,405	7,135
Series 2014-LC17 Class XA, 0.6616% 10/10/47 (c)(j)	1,765,252	14,103
Series 2014-UBS6 Class XA, 0.8349% 12/10/47 (c)(j)	1,438,354	15,755
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 5.568% 5/15/36 (b)(c)(d)	3,732,713	3,713,973
Class B, 1 month U.S. LIBOR + 1.230% 5.818% 5/15/36 (b)(c)(d)	21,819,715	21,627,540
Class C, 1 month U.S. LIBOR + 1.430% 6.018% 5/15/36 (b)(c)(d)	4,146,684	4,104,946
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	9,968,654	8,955,524
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	19,432,000	18,625,646
Class B, 4.5349% 4/15/36 (b)	6,067,000	5,744,496
Class C, 4.782% 4/15/36 (b)(c)	4,009,000	3,783,812
Class D, 4.782% 4/15/36 (b)(c)	8,018,000	7,453,501
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (b)(c)(d)	59,815,000	58,241,166
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (b)(c)(d)	21,033,038	20,716,757
Class B, 1 month U.S. LIBOR + 1.380% 5.968% 7/15/38 (b)(c)(d)	11,978,855	11,784,820
Class C, 1 month U.S. LIBOR + 1.700% 6.288% 7/15/38 (b)(c)(d)	8,831,611	8,654,545
Class D, 1 month U.S. LIBOR + 2.250% 6.838% 7/15/38 (b)(c)(d)	17,699,341	17,300,140
Freddie Mac sequential payer Series 2022-150 Class A2, 3.71% 9/25/32	11,000,000	10,337,017
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 6.538% 9/15/31 (b)(c)(d)	6,912,986	6,796,722
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (b)(c)(d)	26,417,000	25,055,280
Class B, 1 month U.S. LIBOR + 1.150% 5.738% 10/15/36 (b)(c)(d)	4,084,000	3,814,793
Class C, 1 month U.S. LIBOR + 1.550% 6.138% 10/15/36 (b)(c)(d)	3,365,000	3,114,281
Series 2014-GC20 Class XA, 1.0069% 4/10/47 (c)(j)	497,236	3,471
Series 2015-GC34 Class XA, 1.2034% 10/10/48 (c)(j)	1,283,346	32,290
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.0506% 8/15/39 (b)(c)(d)	37,020,000	37,066,301
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	2,674,000	2,644,292
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	7,128,328
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	11,968,000	10,771,200
Class CFX, 4.9498% 7/5/33 (b)	4,047,000	3,318,540
Class DFX, 5.3503% 7/5/33 (b)	6,993,000	5,524,470
Class EFX, 5.3635% 7/5/33 (b)(c)	8,515,000	6,386,250
Class XAFX, 1.116% 7/5/33 (b)(c)(j)	1,280,000	1,326
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.8577% 5/15/39 (b)(c)(d)	54,000,000	53,797,370
Class B, CME Term SOFR 1 Month Index + 1.790% 6.3564% 5/15/39 (b)(c)(d)	37,495,000	37,346,996
Class C, CME Term SOFR 1 Month Index + 2.090% 6.6556% 5/15/39 (b)(c)(d)	21,010,000	20,753,779
Class D, CME Term SOFR 1 Month Index + 2.540% 7.1044% 5/15/39 (b)(c)(d)	18,672,000	18,394,831
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (b)(c)(d)	33,123,145	32,522,629
Class B, 1 month U.S. LIBOR + 0.880% 5.468% 3/15/38 (b)(c)(d)	9,484,679	9,223,784
Class C, 1 month U.S. LIBOR + 1.100% 5.688% 3/15/38 (b)(c)(d)	5,967,612	5,788,109
Class D, 1 month U.S. LIBOR + 1.400% 5.988% 3/15/38 (b)(c)(d)	8,301,183	8,041,087
Class E, 1 month U.S. LIBOR + 1.750% 6.338% 3/15/38 (b)(c)(d)	7,252,354	7,030,197
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0381% 10/15/48 (c)(j)	1,510,441	27,344
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 5.438% 8/15/33 (b)(c)(d)	236,691	222,848
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 5.538% 12/15/36 (b)(c)(d)	34,300,000	33,106,991
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	49,092,000	45,750,185
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	10,622,409
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	7,093,000	6,441,629
Class C, 3.1771% 11/10/36 (b)(c)	6,805,000	5,989,179
Series 2021-L6 Class XA, 1.227% 6/15/54 (c)(j)	43,370,445	2,705,145
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 6.3979% 12/15/37 (b)(c)(d)	11,673,000	11,405,859
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.0479% 12/15/37 (b)(c)(d)	2,434,781	2,410,953
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.5625% 2/15/39 (b)(c)(d)	10,413,000	9,917,003
Class C, CME Term SOFR 1 Month Index + 2.650% 7.2125% 2/15/39 (b)(c)(d)	5,415,000	5,137,148
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (b)(c)(d)	40,616,000	39,740,522
Class B, 1 month U.S. LIBOR + 1.070% 5.6677% 11/15/38 (b)(c)(d)	23,262,000	22,651,589
Class C, 1 month U.S. LIBOR + 1.320% 5.9169% 11/15/38 (b)(c)(d)	14,448,000	14,049,758
Class D, 1 month U.S. LIBOR + 1.570% 6.1661% 11/15/38 (b)(c)(d)	9,495,000	9,221,388
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0036% 12/15/50 (c)(j)	1,885,781	66,578
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	30,230,000	23,695,922
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,800,000	1,408,771
Class X, 0.4294% 10/10/42 (b)(c)(j)	57,900,000	1,518,752
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.788% 5/15/31 (b)(c)(d)	25,318,000	24,218,171
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	19,187,538
Series 2015-C31 Class XA, 0.954% 11/15/48 (c)(j)	1,309,390	26,377
Series 2017-C42 Class XA, 0.861% 12/15/50 (c)(j)	2,496,882	82,717
Series 2018-C46 Class XA, 0.9301% 8/15/51 (c)(j)	12,911,008	311,602
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	12,260,891
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.8392% 11/15/47 (c)(j)	975,759	10,179
Series 2014-LC14 Class XA, 1.2358% 3/15/47 (c)(j)	881,862	5,859
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,868,869,540)		1,775,074,262

Municipal Securities - 0.8%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	5,617,309
Series 2010, 7.625% 3/1/40	9,470,000	12,011,024
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	6,504,545	6,495,346
5.1% 6/1/33	105,490,000	103,664,527
Series 2010-1, 6.63% 2/1/35	20,916,923	21,986,419
Series 2010-3:
6.725% 4/1/35	33,175,000	34,964,251
7.35% 7/1/35	14,392,857	15,659,973
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,356,000	45,601,368
TOTAL MUNICIPAL SECURITIES (Cost $251,185,644)		246,000,217

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	21,930,000	18,037,425
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	14,315,000	12,859,343
4.5% 4/22/60 (b)	9,380,000	7,986,484
State of Qatar 4.4% 4/16/50 (b)	38,725,000	34,755,688
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,600,769)		73,638,940

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $30,895,316)	30,900,000	30,706,554

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	15,090,000	14,435,974
KeyBank NA 6.95% 2/1/28	3,200,000	3,359,119
Regions Bank 6.45% 6/26/37	42,478,000	44,244,482
TOTAL BANK NOTES (Cost $58,810,032)		62,039,575

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia 3 month U.S. LIBOR + 2.640% 7.4539% (c)(d)(n) (Cost $7,052,335)	6,962,000	6,822,332

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (o) (Cost $1,637,274,571)	1,636,953,394	1,637,280,785

TOTAL INVESTMENT IN SECURITIES - 109.5% (Cost $39,884,210,564)	35,997,767,973
NET OTHER ASSETS (LIABILITIES) - (9.5)%	(3,124,846,471)
NET ASSETS - 100.0%	32,872,921,502

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/53	(24,250,000)	(20,325,683)
2% 3/1/53	(5,750,000)	(4,819,492)
2% 3/1/53	(118,200,000)	(99,071,990)
2% 3/1/53	(88,650,000)	(74,303,992)

TOTAL GINNIE MAE		(198,521,157)

Uniform Mortgage Backed Securities
1.5% 3/1/38	(37,700,000)	(32,590,809)
1.5% 3/1/38	(1,950,000)	(1,685,732)
1.5% 3/1/38	(48,650,000)	(42,056,840)
1.5% 3/1/38	(46,925,000)	(40,565,616)
2% 3/1/38	(5,400,000)	(4,792,603)
2% 3/1/38	(17,300,000)	(15,354,079)
2% 3/1/38	(37,250,000)	(33,060,083)
2% 3/1/38	(20,050,000)	(17,794,756)
2% 3/1/53	(24,400,000)	(19,867,802)
2% 3/1/53	(32,550,000)	(26,503,974)
2% 3/1/53	(28,550,000)	(23,246,957)
2% 3/1/53	(41,100,000)	(33,465,848)
2% 3/1/53	(15,650,000)	(12,743,078)
2% 3/1/53	(230,100,000)	(187,359,892)
2% 3/1/53	(137,550,000)	(112,000,665)
2.5% 3/1/53	(2,500,000)	(2,117,971)
2.5% 3/1/53	(3,400,000)	(2,880,441)
2.5% 3/1/53	(3,550,000)	(3,007,519)
2.5% 3/1/53	(6,800,000)	(5,760,881)
2.5% 3/1/53	(18,600,000)	(15,757,704)
2.5% 3/1/53	(45,800,000)	(38,801,229)
2.5% 3/1/53	(31,700,000)	(26,855,872)
2.5% 3/1/53	(10,700,000)	(9,064,916)
2.5% 3/1/53	(20,150,000)	(17,070,846)
3% 3/1/53	(19,850,000)	(17,459,463)
3% 3/1/53	(107,450,000)	(94,509,786)
3% 3/1/53	(35,850,000)	(31,532,581)
3.5% 3/1/53	(34,975,000)	(31,843,667)
3.5% 3/1/53	(6,000,000)	(5,462,816)
5.5% 3/1/53	(43,400,000)	(43,323,698)
5.5% 3/1/53	(6,475,000)	(6,463,616)
6.5% 3/1/53	(11,150,000)	(11,419,106)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(966,420,846)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,174,287,607)		(1,164,942,003)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	697	Jun 2023	141,997,414	(322,640)	(322,640)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	757	Jun 2023	81,040,398	(102,061)	(102,061)

TOTAL PURCHASED					(424,701)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	954	Jun 2023	106,520,063	(91,450)	(91,450)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,373	Jun 2023	171,925,344	10,558	10,558
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	104	Jun 2023	14,046,500	(80,668)	(80,668)

TOTAL SOLD					(161,560)

TOTAL FUTURES CONTRACTS					(586,261)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $695,777,027.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	88,920,000	857,705	(1,149)	856,556
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,200,000	192,440	(160,112)	32,328
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	9,360,000	126,848	(103,112)	23,736
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,750,000	64,372	(97,759)	(33,387)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,400,000	140,942	(79,782)	61,160
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,900,000	107,062	7,330	114,392
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,770,000	64,644	(16,134)	48,510
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	6,630,000	89,850	(20,197)	69,653
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,670,000	63,288	(55,389)	7,899
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	3,440,000	46,619	(65,525)	(18,906)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,760,000	64,508	(110,628)	(46,120)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,670,000	63,288	(6,933)	56,355
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	23,710,000	321,320	(28,969)	292,351
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	4,630,000	62,746	(64,534)	(1,788)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,570,000	61,933	(77,413)	(15,480)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	9,360,000	126,848	(88,342)	38,506
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,230,000	179,294	(226,017)	(46,723)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,940,000	66,947	(66,747)	200
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020,000	108,688	(43,029)	65,659

TOTAL CREDIT DEFAULT SWAPS						2,809,342	(1,304,441)	1,504,901

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)	Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2025	40,073,000	(640,486)	0	(640,486)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2028	4,509,000	(126,945)	0	(126,945)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2030	41,927,000	(1,363,259)	0	(1,363,259)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2053	1,971,000	(154,022)	0	(154,022)
TOTAL INTEREST RATE SWAPS							(2,284,712)	0	(2,284,712)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,807,391,606 or 17.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,998,988.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,523,669.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $67,341,378.

(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	1,236,037,565	4,347,058,700	3,945,815,480	32,115,458	-	-	1,637,280,785	3.7%
Fidelity Securities Lending Cash Central Fund 4.63%	513,299,160	3,132,138,751	3,645,437,911	304,442	-	-	-	0.0%
Total	1,749,336,725	7,479,197,451	7,591,253,391	32,419,900	-	-	1,637,280,785

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	11,775,645,013	-	11,775,645,013	-

U.S. Government and Government Agency Obligations	10,138,947,493	-	10,138,947,493	-

U.S. Government Agency - Mortgage Securities	7,679,063,331	-	7,679,063,331	-

Asset-Backed Securities	2,214,717,037	-	2,214,717,037	-

Collateralized Mortgage Obligations	357,832,434	-	357,832,402	32

Commercial Mortgage Securities	1,775,074,262	-	1,775,074,262	-

Municipal Securities	246,000,217	-	246,000,217	-

Foreign Government and Government Agency Obligations	73,638,940	-	73,638,940	-

Supranational Obligations	30,706,554	-	30,706,554	-

Bank Notes	62,039,575	-	62,039,575	-

Preferred Securities	6,822,332	-	6,822,332	-

Money Market Funds	1,637,280,785	1,637,280,785	-	-
Total Investments in Securities:	35,997,767,973	1,637,280,785	34,360,487,156	32
Derivative Instruments:

Assets
Futures Contracts	10,558	10,558	-	-
Swaps	2,809,342	-	2,809,342	-
Total Assets	2,819,900	10,558	2,809,342	-

Liabilities
Futures Contracts	(596,819)	(596,819)	-	-
Swaps	(2,284,712)	-	(2,284,712)	-
Total Liabilities	(2,881,531)	(596,819)	(2,284,712)	-
Total Derivative Instruments:	(61,631)	(586,261)	524,630	-
Other Financial Instruments:

TBA Sale Commitments	(1,164,942,003)	-	(1,164,942,003)	-
Total Other Financial Instruments:	(1,164,942,003)	-	(1,164,942,003)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	2,809,342	0
Total Credit Risk	2,809,342	0
Interest Rate Risk
Futures Contracts (b)	10,558	(596,819)
Swaps (c)	0	(2,284,712)
Total Interest Rate Risk	10,558	(2,881,531)
Total Value of Derivatives	2,819,900	(2,881,531)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $38,246,935,993)	$34,360,487,188
Fidelity Central Funds (cost $1,637,274,571)	1,637,280,785

Total Investment in Securities (cost $39,884,210,564)		$35,997,767,973
Receivable for investments sold		21,478,340
Receivable for TBA sale commitments		1,174,287,607
Receivable for fund shares sold		131,940,078
Interest receivable		245,572,826
Distributions receivable from Fidelity Central Funds		5,974,450
Receivable for daily variation margin on futures contracts		71,500
Receivable for daily variation margin on centrally cleared OTC swaps		238,470
Bi-lateral OTC swaps, at value		2,809,342
Other receivables		7,949
Total assets		37,580,148,535
Liabilities
Payable for investments purchased
Regular delivery	$185,308,450
Delayed delivery	3,346,308,035
TBA sale commitments, at value	1,164,942,003
Payable for fund shares redeemed	10,491,867
Other payables and accrued expenses	176,678
Total Liabilities		4,707,227,033
Net Assets		$32,872,921,502
Net Assets consist of:
Paid in capital		$37,785,102,953
Total accumulated earnings (loss)		(4,912,181,451)
Net Assets		$32,872,921,502
Net Asset Value , offering price and redemption price per share ($32,872,921,502 ÷ 3,320,517,811 shares)		$9.90

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$278,708
Interest		568,263,755
Income from Fidelity Central Funds (including $304,442 from security lending)		32,419,900
Total Income		600,962,363
Expenses
Custodian fees and expenses	$209,679
Independent trustees' fees and expenses	61,990
Total expenses before reductions	271,669
Expense reductions	(8,760)
Total expenses after reductions		262,909
Net Investment income (loss)		600,699,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(423,466,465)
Futures contracts	23,815,343
Swaps	(2,703,828)
Total net realized gain (loss)		(402,354,950)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(618,804,186)
Futures contracts	(6,931,285)
Swaps	(1,193,458)
TBA Sale commitments	(4,697,758)
Total change in net unrealized appreciation (depreciation)		(631,626,687)
Net gain (loss)		(1,033,981,637)
Net increase (decrease) in net assets resulting from operations		$(433,282,183)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$600,699,454	$920,119,105
Net realized gain (loss)	(402,354,950)	(535,867,093)
Change in net unrealized appreciation (depreciation)	(631,626,687)	(4,868,694,717)
Net increase (decrease) in net assets resulting from operations	(433,282,183)	(4,484,442,705)
Distributions to shareholders	(600,798,647)	(960,794,454)
Share transactions
Proceeds from sales of shares	4,786,384,872	6,878,115,868
Reinvestment of distributions	597,410,392	960,793,948
Cost of shares redeemed	(4,352,264,491)	(9,995,264,676)
Net increase (decrease) in net assets resulting from share transactions	1,031,530,773	(2,156,354,860)
Total increase (decrease) in net assets	(2,550,057)	(7,601,592,019)

Net Assets
Beginning of period	32,875,471,559	40,477,063,578
End of period	$32,872,921,502	$32,875,471,559

Other Information
Shares
Sold	482,295,281	617,533,601
Issued in reinvestment of distributions	60,450,279	87,457,810
Redeemed	(438,724,547)	(917,543,527)
Net increase (decrease)	104,021,013	(212,552,116)

Financial Highlights
Fidelity® Series Investment Grade Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$11.80	$12.28	$11.68	$10.97	$11.37
Income from Investment Operations
Net investment income (loss) A,B	.186	.273	.267	.333	.362	.338
Net realized and unrealized gain (loss)	(.320)	(1.568)	(.028)	.603	.727	(.390)
Total from investment operations	(.134)	(1.295)	.239	.936	1.089	(.052)
Distributions from net investment income	(.186)	(.276)	(.251)	(.336)	(.379)	(.337)
Distributions from net realized gain	-	(.009)	(.468)	-	-	(.011)
Total distributions	(.186)	(.285)	(.719)	(.336)	(.379)	(.348)
Net asset value, end of period	$9.90	$10.22	$11.80	$12.28	$11.68	$10.97
Total Return C,D	(1.29)%	(11.11)%	2.06%	8.16%	10.16%	(.45)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.78% H	2.47%	2.27%	2.82%	3.27%	3.05%
Supplemental Data
Net assets, end of period (000 omitted)	$32,872,922	$32,875,472	$40,477,064	$35,945,504	$29,040,336	$26,378,204
Portfolio turnover rate I	225% H	159%	248%	259% J	175%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation.   Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$60,747,974
Gross unrealized depreciation	(3,909,310,544)
Net unrealized appreciation (depreciation)	$(3,848,562,570)
Tax cost	$39,854,310,075

The Fund elected to defer to its next fiscal year approximately $667,716,512 of capital losses recognized during the period November 1, 2021 to August 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series Investment Grade Bond Fund
Credit Risk
Swaps	(562,556)	372,809
Total Credit Risk	(562,556)	372,809
Interest Rate Risk
Futures Contracts	23,815,343	(6,931,285)
Swaps	(2,141,272)	(1,566,267)
Total Interest Rate Risk	21,674,071	(8,497,552)
Totals	$21,111,515	$(8,124,743)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Bond Fund	23,665,326,906	24,359,397,750

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series Investment Grade Bond Fund	9,342

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Investment Grade Bond Fund	$32,609	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,760.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Series Investment Grade Bond Fund	-%- D
Actual		$ 1,000	$ 987.10	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2024.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.873110.114
LIG-SANN-0423
Fidelity® Investment Grade Bond Fund

Semi-Annual Report
February 28, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%*
Foreign investments - 12.4%
Futures and Swaps - 0.8%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 37.3%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.55% 12/1/33	1,806	1,383
4.3% 2/15/30	34,036	31,928
Verizon Communications, Inc.:
2.987% 10/30/56	869	532
4.329% 9/21/28	19,797	18,966
4.5% 8/10/33	3,429	3,187
4.862% 8/21/46	14,251	12,870
5.012% 4/15/49	82	75
		68,941
Entertainment - 0.2%
The Walt Disney Co.:
2.2% 1/13/28	6,562	5,825
2.65% 1/13/31	10,500	8,943
		14,768
Media - 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,400	19,906
3.7% 4/1/51	15,400	9,417
3.85% 4/1/61	4,000	2,356
3.9% 6/1/52	7,000	4,424
4.8% 3/1/50	12,000	8,770
4.908% 7/23/25	2,932	2,869
5.375% 5/1/47	22,326	17,786
5.75% 4/1/48	11,014	9,198
6.834% 10/23/55	7,000	6,584
Comcast Corp.:
3.75% 4/1/40	622	509
4.65% 7/15/42	1,628	1,503
Discovery Communications LLC:
3.625% 5/15/30	4,063	3,477
4.65% 5/15/50	10,998	8,066
Fox Corp.:
5.476% 1/25/39	1,366	1,255
5.576% 1/25/49	906	825
Magallanes, Inc.:
3.428% 3/15/24 (b)	4,934	4,815
3.638% 3/15/25 (b)	2,702	2,577
3.755% 3/15/27 (b)	5,285	4,848
4.054% 3/15/29 (b)	1,832	1,638
4.279% 3/15/32 (b)	5,334	4,605
5.05% 3/15/42 (b)	2,865	2,321
5.141% 3/15/52 (b)	27,262	21,371
Time Warner Cable LLC:
4.5% 9/15/42	544	406
5.5% 9/1/41	966	813
5.875% 11/15/40	7,077	6,250
6.55% 5/1/37	3,601	3,449
6.75% 6/15/39	6,233	5,988
7.3% 7/1/38	2,390	2,395
		158,421
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	5,750	5,287
3.8% 3/15/32 (b)	5,018	4,383
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,800	6,393
3.875% 4/15/30	20,000	18,135
4.5% 4/15/50	2,885	2,393
		36,591
TOTAL COMMUNICATION SERVICES		278,721
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.4%
General Motors Financial Co., Inc.:
3.7% 5/9/23	5,526	5,509
4% 1/15/25	15,000	14,538
4.25% 5/15/23	858	856
Volkswagen Group of America Finance LLC:
3.125% 5/12/23 (b)	5,817	5,789
3.35% 5/13/25 (b)	9,370	8,981
		35,673
Household Durables - 0.6%
D.R. Horton, Inc.:
1.3% 10/15/26	10,194	8,789
2.6% 10/15/25	9,432	8,749
Lennar Corp.:
4.75% 11/29/27	15,563	14,902
5% 6/15/27	8,419	8,237
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	2,678
4.875% 11/15/25	32	32
4.875% 3/15/27	10,045	9,639
		53,026
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	3,090	2,456
2.7% 2/9/41	16,100	10,498
		12,954
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	4,130	3,958
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	909	844
AutoZone, Inc. 4% 4/15/30	21,631	19,878
Lowe's Companies, Inc.:
3.35% 4/1/27	817	764
3.75% 4/1/32	2,515	2,228
4.25% 4/1/52	10,263	8,081
4.45% 4/1/62	10,550	8,265
		40,060
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	20,094	15,966
TOTAL CONSUMER DISCRETIONARY		161,637
CONSUMER STAPLES - 2.7%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	4,168	3,912
4.9% 2/1/46	9,089	8,337
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,200	7,467
4.35% 6/1/40	3,930	3,449
4.5% 6/1/50	9,000	7,927
4.6% 6/1/60	7,261	6,295
4.75% 1/23/29	18,172	17,864
4.75% 4/15/58	3,562	3,190
5.45% 1/23/39	3,537	3,525
5.55% 1/23/49	8,082	8,132
5.8% 1/23/59 (Reg. S)	8,567	8,858
Constellation Brands, Inc. 4.75% 11/15/24	2,399	2,377
PepsiCo, Inc.:
2.625% 3/19/27	712	659
2.75% 3/19/30	6,600	5,817
		87,809
Food & Staples Retailing - 0.3%
Sysco Corp. 6.6% 4/1/50	24,546	26,935
Food Products - 1.4%
General Mills, Inc. 2.875% 4/15/30	797	689
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	14,165	12,395
3% 5/15/32 (b)	14,250	10,863
3.625% 1/15/32 (b)	1,330	1,065
5.125% 2/1/28 (b)	4,285	4,073
5.5% 1/15/30 (b)	39,620	37,292
5.75% 4/1/33 (b)	8,830	8,236
Kraft Heinz Foods Co.:
3% 6/1/26	5,000	4,653
3.875% 5/15/27	12,300	11,692
4.375% 6/1/46	10,122	8,256
5.2% 7/15/45	8,219	7,572
7.125% 8/1/39 (b)	5,618	6,192
		112,978
TOTAL CONSUMER STAPLES		227,722
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Columbia Pipeline Group, Inc. 4.5% 6/1/25	538	526
DCP Midstream Operating LP:
3.875% 3/15/23	1,968	1,967
5.125% 5/15/29	3,593	3,459
5.6% 4/1/44	1,707	1,601
5.85% 5/21/43 (b)(c)	2,821	2,792
Enbridge, Inc.:
4% 10/1/23	2,296	2,276
4.25% 12/1/26	923	885
Energy Transfer LP:
3.75% 5/15/30	2,274	2,017
3.9% 5/15/24 (c)	549	536
4.2% 9/15/23	759	754
4.25% 3/15/23	830	830
4.5% 4/15/24	952	940
4.95% 6/15/28	2,591	2,502
5% 5/15/50	18,683	15,310
5.25% 4/15/29	1,549	1,511
5.4% 10/1/47	1,426	1,226
5.8% 6/15/38	1,445	1,354
6% 6/15/48	1,441	1,325
6.125% 12/15/45	400	374
6.25% 4/15/49	1,064	1,012
Hess Corp.:
4.3% 4/1/27	834	798
5.6% 2/15/41	22,554	21,066
7.125% 3/15/33	839	902
7.3% 8/15/31	1,023	1,111
7.875% 10/1/29	2,921	3,212
Kinder Morgan, Inc. 3.6% 2/15/51	18,000	12,164
MPLX LP:
4.8% 2/15/29	816	784
4.875% 12/1/24	1,247	1,230
4.95% 9/1/32	7,989	7,508
5.5% 2/15/49	2,450	2,200
Occidental Petroleum Corp.:
5.55% 3/15/26	3,038	3,022
6.45% 9/15/36	2,750	2,764
6.6% 3/15/46	3,032	3,085
7.5% 5/1/31	3,937	4,213
Ovintiv, Inc.:
5.15% 11/15/41	2,000	1,771
8.125% 9/15/30	3,357	3,677
Petroleos Mexicanos:
5.95% 1/28/31	2,610	1,989
6.49% 1/23/27	1,757	1,595
6.5% 3/13/27	5,805	5,256
6.75% 9/21/47	14,189	9,139
6.84% 1/23/30	5,979	4,968
6.95% 1/28/60	4,247	2,721
7.69% 1/23/50	70,161	49,285
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,242	1,077
4.65% 10/15/25	26,960	26,303
Sabine Pass Liquefaction LLC 4.5% 5/15/30	9,286	8,699
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	8,716
4.65% 8/15/32	8,326	7,758
5.3% 8/15/52	1,888	1,706
Western Gas Partners LP:
3.95% 6/1/25	764	726
4.65% 7/1/26	1,129	1,073
4.75% 8/15/28	781	724
5.5% 2/1/50	7,720	6,303
		250,742
FINANCIALS - 17.3%
Banks - 9.1%
Bank of America Corp.:
1.922% 10/24/31 (c)	20,000	15,502
2.299% 7/21/32 (c)	25,000	19,551
2.884% 10/22/30 (c)	50,000	42,275
3.419% 12/20/28 (c)	3,280	2,985
3.5% 4/19/26	3,838	3,657
3.95% 4/21/25	32,873	31,865
4% 1/22/25	16,960	16,523
4.1% 7/24/23	900	896
4.183% 11/25/27	4,363	4,159
4.2% 8/26/24	5,249	5,147
4.25% 10/22/26	23,937	22,989
4.45% 3/3/26	11,356	11,041
5.015% 7/22/33 (c)	13,700	13,181
Barclays PLC:
2.852% 5/7/26 (c)	9,444	8,842
4.375% 1/12/26	2,821	2,726
4.836% 5/9/28	3,683	3,451
5.088% 6/20/30 (c)	11,424	10,583
5.2% 5/12/26	26,475	25,781
BNP Paribas SA 2.219% 6/9/26 (b)(c)	9,008	8,320
BPCE SA 4.875% 4/1/26 (b)	4,662	4,510
Citigroup, Inc.:
2.976% 11/5/30 (c)	50,000	42,562
4.075% 4/23/29 (c)	16,389	15,256
4.125% 7/25/28	4,363	4,083
4.3% 11/20/26	1,115	1,069
4.4% 6/10/25	11,914	11,657
4.412% 3/31/31 (c)	21,454	19,942
4.45% 9/29/27	55,258	52,772
4.6% 3/9/26	5,613	5,465
5.3% 5/6/44	6,000	5,636
5.5% 9/13/25	4,886	4,895
Citizens Financial Group, Inc. 2.638% 9/30/32	4,614	3,515
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	2,250	1,900
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	2,035	2,023
HSBC Holdings PLC:
4.25% 3/14/24	905	891
4.95% 3/31/30	1,541	1,485
5.25% 3/14/44	656	592
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	836	807
5.71% 1/15/26 (b)	37,209	35,617
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	5,034	4,228
4.125% 12/15/26	9,713	9,372
4.493% 3/24/31 (c)	17,000	16,040
5.717% 9/14/33 (c)	65,747	65,332
NatWest Group PLC:
3.073% 5/22/28 (c)	5,536	4,995
4.8% 4/5/26	12,145	11,826
5.125% 5/28/24	19,005	18,849
NatWest Markets PLC 2.375% 5/21/23 (b)	10,214	10,144
Rabobank Nederland 4.375% 8/4/25	3,024	2,929
Societe Generale:
1.038% 6/18/25 (b)(c)	50,000	46,795
1.488% 12/14/26 (b)(c)	13,930	12,341
4.25% 4/14/25 (b)	4,491	4,306
Wells Fargo & Co.:
2.406% 10/30/25 (c)	4,928	4,674
3.196% 6/17/27 (c)	40,441	37,519
3.526% 3/24/28 (c)	11,202	10,373
4.3% 7/22/27	16,184	15,657
4.478% 4/4/31 (c)	15,500	14,578
Westpac Banking Corp. 4.11% 7/24/34 (c)	3,103	2,744
		756,853
Capital Markets - 3.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	881	868
Ares Capital Corp.:
3.25% 7/15/25	42,008	39,075
3.875% 1/15/26	16,340	15,159
4.2% 6/10/24	7,281	7,125
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	9,092	8,238
3.75% 3/26/25	6,137	5,606
4.194% 4/1/31 (b)(c)	30,399	24,109
4.55% 4/17/26	1,859	1,661
Deutsche Bank AG 4.5% 4/1/25	8,603	8,295
Deutsche Bank AG New York Branch:
3.729% 1/14/32 (c)	8,509	6,674
4.1% 1/13/26	5,262	5,033
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	12,267	9,635
3.272% 9/29/25 (c)	60,430	58,096
3.5% 4/1/25	12,527	12,068
4.25% 10/21/25	7,670	7,429
6.75% 10/1/37	24,081	25,633
Intercontinental Exchange, Inc. 3.75% 12/1/25	1,287	1,240
Morgan Stanley:
3.125% 7/27/26	9,330	8,682
3.622% 4/1/31 (c)	35,865	31,757
3.625% 1/20/27	10,480	9,907
3.7% 10/23/24	3,002	2,924
3.875% 4/29/24	2,765	2,721
5% 11/24/25	13,117	12,981
State Street Corp. 2.901% 3/30/26 (c)	691	658
UBS Group AG 1.494% 8/10/27 (b)(c)	7,599	6,586
		312,160
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	39,436	36,584
1.75% 1/30/26	10,220	9,034
2.45% 10/29/26	5,268	4,644
2.875% 8/14/24	5,100	4,850
3% 10/29/28	5,518	4,702
3.3% 1/30/32	5,903	4,724
4.45% 4/3/26	2,472	2,349
4.875% 1/16/24	3,901	3,863
6.5% 7/15/25	4,349	4,364
Ally Financial, Inc.:
1.45% 10/2/23	3,119	3,040
3.05% 6/5/23	11,466	11,388
3.875% 5/21/24	7,111	6,963
4.625% 3/30/25	2,237	2,189
5.125% 9/30/24	2,258	2,238
5.8% 5/1/25	19,772	19,785
7.1% 11/15/27	9,050	9,396
8% 11/1/31	3,172	3,434
Capital One Financial Corp.:
3.65% 5/11/27	15,715	14,636
3.8% 1/31/28	6,614	6,124
4.985% 7/24/26 (c)	8,087	7,956
5.247% 7/26/30 (c)	10,430	10,001
Discover Financial Services:
3.95% 11/6/24	1,184	1,152
4.1% 2/9/27	8,206	7,776
4.5% 1/30/26	3,562	3,448
6.7% 11/29/32	1,995	2,061
Ford Motor Credit Co. LLC:
4.063% 11/1/24	18,137	17,438
5.584% 3/18/24	4,908	4,874
Synchrony Financial:
3.95% 12/1/27	5,215	4,741
4.25% 8/15/24	7,369	7,191
4.375% 3/19/24	5,520	5,443
5.15% 3/19/29	7,283	6,853
		233,241
Diversified Financial Services - 0.7%
Blackstone Private Credit Fund 7.05% 9/29/25 (b)	10,049	10,085
Brixmor Operating Partnership LP:
4.05% 7/1/30	6,803	6,015
4.125% 6/15/26	3,253	3,061
4.125% 5/15/29	12,222	11,009
Corebridge Financial, Inc.:
3.85% 4/5/29 (b)	3,438	3,106
3.9% 4/5/32 (b)	4,093	3,581
4.35% 4/5/42 (b)	931	767
4.4% 4/5/52 (b)	2,754	2,195
Equitable Holdings, Inc. 3.9% 4/20/23	425	424
Jackson Financial, Inc.:
5.17% 6/8/27	3,740	3,703
5.67% 6/8/32	4,713	4,605
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	4,907	4,848
Pine Street Trust I 4.572% 2/15/29 (b)	4,516	4,259
Pine Street Trust II 5.568% 2/15/49 (b)	4,529	4,035
		61,693
Insurance - 0.9%
Five Corners Funding Trust II 2.85% 5/15/30 (b)	13,114	11,076
Liberty Mutual Group, Inc. 3.95% 5/15/60 (b)	10,260	7,109
Lincoln National Corp. 3.4% 1/15/31	9,415	7,943
MetLife, Inc. 4.55% 3/23/30	19,500	19,149
Pacific LifeCorp 5.125% 1/30/43 (b)	1,657	1,542
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,988	1,930
Prudential Financial, Inc.:
3.935% 12/7/49	2,764	2,193
6% 9/1/52 (c)	14,201	13,699
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	1,800	1,710
Unum Group:
4% 6/15/29	3,614	3,308
5.75% 8/15/42	1,024	959
		70,618
TOTAL FINANCIALS		1,434,565
HEALTH CARE - 3.1%
Biotechnology - 0.8%
AbbVie, Inc. 3.2% 11/21/29	43,367	38,356
Amgen, Inc.:
5.15% 3/2/28 (d)	4,595	4,577
5.25% 3/2/30 (d)	4,195	4,175
5.25% 3/2/33 (d)	4,736	4,703
5.6% 3/2/43 (d)	4,499	4,443
5.65% 3/2/53 (d)	2,236	2,218
5.75% 3/2/63 (d)	4,076	4,020
		62,492
Health Care Providers & Services - 0.9%
Centene Corp.:
2.45% 7/15/28	12,745	10,681
2.625% 8/1/31	5,945	4,632
3.375% 2/15/30	5,110	4,312
4.25% 12/15/27	5,450	5,036
4.625% 12/15/29	8,470	7,746
Cigna Group 4.375% 10/15/28	4,187	4,020
CVS Health Corp. 3.625% 4/1/27	1,944	1,828
HCA Holdings, Inc.:
3.5% 9/1/30	3,895	3,349
3.625% 3/15/32 (b)	1,074	908
5.625% 9/1/28	4,885	4,830
5.875% 2/1/29	3,803	3,802
Humana, Inc. 3.7% 3/23/29	3,206	2,909
Sabra Health Care LP 3.2% 12/1/31	12,177	9,047
Toledo Hospital 5.325% 11/15/28	1,513	1,247
Universal Health Services, Inc. 2.65% 10/15/30	10,442	8,504
		72,851
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	49,732	48,101
4.375% 12/15/28 (b)	58,400	54,902
Elanco Animal Health, Inc.:
5.772% 8/28/23	2,148	2,140
6.4% 8/28/28 (c)	905	864
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,304	1,219
Viatris, Inc.:
1.65% 6/22/25	1,203	1,095
2.7% 6/22/30	6,115	4,848
3.85% 6/22/40	2,664	1,817
4% 6/22/50	4,600	2,967
		117,953
TOTAL HEALTH CARE		253,296
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/30 (b)	2,547	2,268
The Boeing Co.:
5.04% 5/1/27	4,840	4,767
5.15% 5/1/30	14,840	14,360
5.805% 5/1/50	4,840	4,604
5.93% 5/1/60	4,840	4,520
		30,519
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.7% 2/15/24	9,054	8,628
3% 9/15/23	368	363
3.375% 7/1/25	7,888	7,438
3.75% 6/1/26	15,000	14,093
4.25% 2/1/24	4,331	4,270
4.25% 9/15/24	1,473	1,443
		36,235
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (b)	7,484	6,613
3.95% 7/1/24 (b)	5,580	5,396
4.375% 5/1/26 (b)	4,949	4,604
5.25% 5/15/24 (b)	3,116	3,066
		19,679
TOTAL INDUSTRIALS		86,433
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	907	906
5.85% 7/15/25	1,437	1,446
6.02% 6/15/26	1,159	1,173
6.1% 7/15/27	2,638	2,711
6.2% 7/15/30	2,284	2,319
		8,555
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	2,435	2,064
2.45% 2/15/31 (b)	20,716	16,415
2.6% 2/15/33 (b)	20,716	15,657
3.5% 2/15/41 (b)	16,728	11,971
3.75% 2/15/51 (b)	7,851	5,472
		51,579
Software - 0.3%
Oracle Corp.:
2.5% 4/1/25	6,375	6,011
2.8% 4/1/27	6,375	5,782
2.95% 4/1/30	6,400	5,461
3.6% 4/1/50	6,370	4,314
3.85% 4/1/60	6,400	4,266
		25,834
TOTAL INFORMATION TECHNOLOGY		85,968
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	6,718	5,140
4.9% 12/15/30	4,519	4,382
American Homes 4 Rent LP:
2.375% 7/15/31	977	768
3.375% 7/15/51	1,510	981
3.625% 4/15/32	3,763	3,179
4.3% 4/15/52	2,608	1,999
Boston Properties, Inc.:
3.25% 1/30/31	4,526	3,776
4.5% 12/1/28	2,824	2,621
Corporate Office Properties LP:
2% 1/15/29	747	575
2.25% 3/15/26	2,339	2,086
2.75% 4/15/31	2,202	1,658
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	962
3.5% 8/1/26	1,176	1,093
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	5,342
Invitation Homes Operating Partnership LP 4.15% 4/15/32	5,643	4,964
Kimco Realty Op LLC 2.25% 12/1/31	9,524	7,396
Kite Realty Group Trust:
4% 3/15/25	8,142	7,715
4.75% 9/15/30	13,258	11,867
LXP Industrial Trust (REIT):
2.7% 9/15/30	2,571	2,057
4.4% 6/15/24	599	580
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	8,532	6,099
3.375% 2/1/31	4,780	3,767
3.625% 10/1/29	5,204	4,316
4.375% 8/1/23	635	631
4.5% 1/15/25	1,271	1,240
4.5% 4/1/27	452	427
4.75% 1/15/28	7,132	6,689
4.95% 4/1/24	557	547
5.25% 1/15/26	2,371	2,324
Piedmont Operating Partnership LP 2.75% 4/1/32	1,917	1,351
Prologis LP 3.25% 6/30/26	372	352
Realty Income Corp.:
2.2% 6/15/28	1,146	989
2.85% 12/15/32	1,410	1,158
3.25% 1/15/31	1,277	1,113
3.4% 1/15/28	1,957	1,813
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	391
5% 12/15/23	312	309
Simon Property Group LP:
2.45% 9/13/29	1,897	1,589
3.375% 12/1/27	3,864	3,569
SITE Centers Corp.:
3.625% 2/1/25	967	918
4.25% 2/1/26	1,683	1,595
Store Capital Corp.:
2.75% 11/18/30	2,849	2,152
4.625% 3/15/29	1,396	1,232
Sun Communities Operating LP:
2.3% 11/1/28	2,169	1,834
2.7% 7/15/31	5,600	4,468
Ventas Realty LP:
2.5% 9/1/31	16,206	12,763
3% 1/15/30	6,770	5,754
4% 3/1/28	1,358	1,255
4.125% 1/15/26	630	606
4.75% 11/15/30	10,898	10,273
VICI Properties LP:
4.375% 5/15/25	963	927
4.75% 2/15/28	7,611	7,180
4.95% 2/15/30	9,911	9,253
5.125% 5/15/32	998	926
Vornado Realty LP:
2.15% 6/1/26	2,457	2,105
3.4% 6/1/31	8,887	6,759
WP Carey, Inc.:
3.85% 7/15/29	1,045	950
4% 2/1/25	2,162	2,109
4.6% 4/1/24	3,364	3,321
		184,195
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	2,767	2,334
4.1% 10/1/24	2,463	2,369
4.55% 10/1/29	1,135	941
7.55% 3/15/28	8,285	8,123
CBRE Group, Inc.:
2.5% 4/1/31	7,642	6,210
4.875% 3/1/26	4,953	4,846
Essex Portfolio LP 3.875% 5/1/24	1,215	1,188
Mid-America Apartments LP 4% 11/15/25	522	504
Tanger Properties LP:
2.75% 9/1/31	5,725	4,246
3.125% 9/1/26	1,660	1,507
3.875% 7/15/27	6,943	6,376
		38,644
TOTAL REAL ESTATE		222,839
UTILITIES - 1.1%
Electric Utilities - 0.2%
Cleco Corporate Holdings LLC 3.375% 9/15/29	2,932	2,475
DPL, Inc. 4.35% 4/15/29	2,835	2,452
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	1,869	1,486
2.775% 1/7/32 (b)	5,941	4,673
FirstEnergy Corp. 7.375% 11/15/31	2,316	2,597
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,240	1,198
		14,881
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	683	711
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.:
2.45% 1/15/31	5,591	4,441
3.3% 7/15/25 (b)	10,148	9,523
3.95% 7/15/30 (b)	8,852	7,750
		21,714
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	1,064	978
4.05% 4/15/25	13,567	13,270
NiSource, Inc.:
2.95% 9/1/29	19,262	16,625
3.49% 5/15/27	10,080	9,416
5.95% 6/15/41	1,097	1,104
Puget Energy, Inc.:
4.1% 6/15/30	3,951	3,547
4.224% 3/15/32	7,271	6,429
Sempra Energy 6% 10/15/39	1,733	1,756
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (c)(e)	1,164	994
		54,119
TOTAL UTILITIES		91,425
TOTAL NONCONVERTIBLE BONDS (Cost $3,490,416)		3,093,348

U.S. Treasury Obligations - 34.5%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Bonds:
2.25% 2/15/52	58,500	41,711
2.375% 2/15/42 (f)(g)	1,266	974
2.375% 5/15/51	600,429	440,776
2.875% 5/15/52	224,700	183,999
3.625% 2/15/53 (h)	117,014	111,401
U.S. Treasury Notes:
0.5% 5/31/27	138,600	118,422
1.25% 4/30/28	400,000	346,109
2.75% 8/15/32	135,200	122,863
2.875% 5/15/32	500,671	460,485
3.125% 11/15/28	38,238	36,247
3.5% 1/31/30	98,900	95,516
3.5% 2/15/33	255,700	247,270
3.875% 1/15/26	8,600	8,452
3.875% 11/30/27	120,000	118,289
3.875% 12/31/29	78,700	77,741
4% 10/31/29 (f)(g)(h)	198,900	197,727
4.125% 11/15/32	245,100	249,006
4.375% 10/31/24 (g)	700	693
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,190,423)		2,857,681

U.S. Government Agency - Mortgage Securities - 12.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 3.9%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (c)(e)	21	21
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(e)	5	5
12 month U.S. LIBOR + 1.460% 3.85% 1/1/35 (c)(e)	37	37
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (c)(e)	3	3
12 month U.S. LIBOR + 1.550% 3.098% 2/1/44 (c)(e)	4	4
12 month U.S. LIBOR + 1.550% 3.2% 5/1/44 (c)(e)	5	5
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(e)	12	13
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(e)	39	39
12 month U.S. LIBOR + 1.560% 3.343% 2/1/44 (c)(e)	9	9
12 month U.S. LIBOR + 1.570% 2.554% 4/1/44 (c)(e)	15	15
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (c)(e)	6	6
12 month U.S. LIBOR + 1.580% 3.83% 1/1/44 (c)(e)	8	8
12 month U.S. LIBOR + 1.620% 3.584% 3/1/33 (c)(e)	35	35
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (c)(e)	10	10
12 month U.S. LIBOR + 1.630% 3.491% 11/1/36 (c)(e)	17	17
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(e)	3	3
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (c)(e)	9	9
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (c)(e)	53	54
12 month U.S. LIBOR + 1.680% 3.76% 7/1/43 (c)(e)	91	92
12 month U.S. LIBOR + 1.700% 3.186% 6/1/42 (c)(e)	65	67
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (c)(e)	19	20
12 month U.S. LIBOR + 1.730% 3.854% 3/1/40 (c)(e)	39	40
12 month U.S. LIBOR + 1.750% 3.701% 7/1/35 (c)(e)	28	28
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(e)	15	15
12 month U.S. LIBOR + 1.770% 4.071% 2/1/37 (c)(e)	108	109
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (c)(e)	304	308
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(e)	29	30
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (c)(e)	190	192
12 month U.S. LIBOR + 1.810% 2.521% 2/1/42 (c)(e)	112	114
12 month U.S. LIBOR + 1.810% 4.051% 7/1/41 (c)(e)	42	43
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (c)(e)	8	9
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(e)	21	22
12 month U.S. LIBOR + 1.820% 2.792% 2/1/35 (c)(e)	14	14
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(e)	18	17
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (c)(e)	68	69
12 month U.S. LIBOR + 1.890% 3.586% 8/1/35 (c)(e)	60	61
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(e)	15	16
6 month U.S. LIBOR + 1.470% 3.112% 10/1/33 (c)(e)	1	1
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (c)(e)	11	11
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (c)(e)	1	1
6 month U.S. LIBOR + 1.530% 3.258% 12/1/34 (c)(e)	4	4
6 month U.S. LIBOR + 1.530% 3.437% 3/1/35 (c)(e)	7	7
6 month U.S. LIBOR + 1.550% 4.211% 10/1/33 (c)(e)	2	2
6 month U.S. LIBOR + 1.550% 4.275% 9/1/33 (c)(e)	101	103
6 month U.S. LIBOR + 1.560% 5.64% 7/1/35 (c)(e)	4	4
6 month U.S. LIBOR + 1.740% 3.865% 12/1/34 (c)(e)	1	1
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (c)(e)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.180% 4.056% 7/1/36 (c)(e)	9	10
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(e)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(e)	7	7
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (c)(e)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.982% 7/1/34 (c)(e)	11	11
1.5% 1/1/36 to 11/1/41	15,627	12,921
2% 2/1/28 to 3/1/52	42,129	35,398
2.5% 1/1/28 to 2/1/52	120,331	104,711
3% 12/1/28 to 2/1/52 (f)	86,261	77,709
3.25% 12/1/41	12	12
3.4% 7/1/42 to 9/1/42	122	114
3.5% 5/1/36 to 3/1/52	29,347	27,208
3.65% 5/1/42 to 8/1/42	52	49
3.9% 4/1/42	14	14
4% 3/1/36 to 9/1/52	26,320	25,190
4.025% 5/1/42	18	17
4.25% 11/1/41	23	22
4.5% to 4.5% 6/1/24 to 8/1/52	18,565	18,213
5% 6/1/23 to 12/1/52	12,240	12,172
5.264% 8/1/41 (c)	223	223
5.5% 12/1/23 to 11/1/52	1,030	1,032
6% to 6% 9/1/29 to 11/1/52	3,825	3,916
6.5% 7/1/23 to 4/1/37	1,657	1,715
6.67% 2/1/39 (c)	118	120
7% to 7% 4/1/23 to 7/1/37	100	104
7.5% to 7.5% 6/1/25 to 11/1/31	62	64
8% 3/1/37	4	5
TOTAL FANNIE MAE		322,664
Freddie Mac - 2.2%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (c)(e)	22	22
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(e)	19	19
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (c)(e)	11	11
12 month U.S. LIBOR + 1.660% 4.04% 7/1/36 (c)(e)	72	72
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (c)(e)	131	131
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(e)	30	30
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(e)	379	382
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(e)	8	8
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(e)	8	8
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(e)	33	33
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (c)(e)	250	253
12 month U.S. LIBOR + 1.900% 3.966% 10/1/42 (c)(e)	155	157
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(e)	66	67
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(e)	68	69
12 month U.S. LIBOR + 1.910% 3.791% 6/1/41 (c)(e)	83	84
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(e)	21	22
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (c)(e)	7	7
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(e)	0	0
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (c)(e)	73	74
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (c)(e)	13	13
6 month U.S. LIBOR + 1.120% 3.029% 8/1/37 (c)(e)	10	9
6 month U.S. LIBOR + 1.580% 5.08% 12/1/35 (c)(e)	0	0
6 month U.S. LIBOR + 1.660% 3.165% 1/1/37 (c)(e)	17	17
6 month U.S. LIBOR + 1.660% 5.54% 7/1/35 (c)(e)	13	13
6 month U.S. LIBOR + 1.880% 3.488% 10/1/36 (c)(e)	129	129
6 month U.S. LIBOR + 1.990% 4% 10/1/35 (c)(e)	65	66
6 month U.S. LIBOR + 2.010% 4.76% 5/1/37 (c)(e)	12	12
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (c)(e)	26	27
6 month U.S. LIBOR + 2.680% 5.679% 10/1/35 (c)(e)	11	12
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.174% 6/1/33 (c)(e)	97	97
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.067% 4/1/34 (c)(e)	30	30
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.229% 6/1/33 (c)(e)	28	28
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.392% 3/1/35 (c)(e)	49	50
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (c)(e)	84	85
1.5% 10/1/36 to 12/1/50	2,173	1,809
2% 4/1/41 to 2/1/52	39,997	32,975
2.5% 1/1/28 to 1/1/52	43,497	37,971
3% 6/1/31 to 1/1/52	25,023	22,517
3.5% 3/1/32 to 12/1/52	44,862	41,733
4% 1/1/36 to 2/1/50	16,220	15,592
4% 4/1/48	8	8
4.5% 6/1/25 to 10/1/48	7,485	7,380
5% 8/1/33 to 3/1/53	16,321	16,185
5.5% 10/1/52 to 12/1/52	1,787	1,787
6% 1/1/24 to 12/1/37	236	241
6.5% 5/1/26 to 9/1/39	310	323
7% 3/1/26 to 9/1/36	96	100
7.5% 6/1/26 to 11/1/31	1	1
8% 7/1/24 to 4/1/32	3	3
8.5% 1/1/25 to 9/1/29	2	2
TOTAL FREDDIE MAC		180,664
Ginnie Mae - 2.0%
3.5% 9/20/40 to 12/20/49	9,243	8,669
4% 7/15/39 to 6/20/49	10,286	9,884
4.5% 6/20/33 to 8/15/41	5,761	5,657
5% 12/15/32 to 4/20/48	3,499	3,509
5.5% 6/15/33 to 9/15/39	223	228
6% to 6% 10/15/30 to 5/15/40	1,671	1,719
7% to 7% 12/15/23 to 11/15/32	196	202
7.5% to 7.5% 4/15/23 to 9/15/31	53	55
8% 12/15/23 to 11/15/29	9	9
8.5% 11/15/27 to 1/15/31	2	2
2% 12/20/50 to 4/20/51	5,478	4,619
2% 3/1/53 (d)	4,500	3,772
2% 3/1/53 (d)	16,150	13,536
2% 3/1/53 (d)	4,850	4,065
2% 3/1/53 (d)	3,250	2,724
2% 3/1/53 (d)	4,050	3,395
2% 3/1/53 (d)	6,300	5,280
2% 3/1/53 (d)	2,800	2,347
2% 3/1/53 (d)	2,700	2,263
2% 4/1/53 (d)	17,800	14,935
2% 4/1/53 (d)	13,300	11,160
2.5% 7/20/51 to 12/20/51	2,372	2,058
2.5% 3/1/53 (d)	8,750	7,567
2.5% 3/1/53 (d)	17,400	15,047
2.5% 3/1/53 (d)	6,900	5,967
2.5% 3/1/53 (d)	5,900	5,102
3% 5/15/42 to 2/20/50	3,688	3,348
3% 3/1/53 (d)	6,700	5,977
3% 3/1/53 (d)	4,450	3,970
3% 3/1/53 (d)	9,075	8,095
3% 3/1/53 (d)	5,650	5,040
3.5% 3/1/53 (d)	1,700	1,563
3.5% 3/1/53 (d)	2,850	2,620
3.5% 3/1/53 (d)	1,975	1,815
3.5% 3/1/53 (d)	2,275	2,091
5.47% 8/20/59 (c)(i)	1	1
6.5% 3/20/31 to 6/15/37	60	62
TOTAL GINNIE MAE		168,353
Uniform Mortgage Backed Securities - 4.4%
1.5% 3/1/38 (d)	3,600	3,112
1.5% 3/1/38 (d)	3,600	3,112
1.5% 3/1/38 (d)	2,000	1,729
1.5% 4/1/38 (d)	4,650	4,026
1.5% 4/1/38 (d)	4,450	3,853
1.5% 3/1/53 (d)	16,900	13,049
1.5% 3/1/53 (d)	10,550	8,146
2% 3/1/38 (d)	450	399
2% 3/1/38 (d)	300	266
2% 3/1/53 (d)	8,650	7,043
2% 3/1/53 (d)	42,800	34,850
2% 3/1/53 (d)	23,900	19,461
2% 3/1/53 (d)	4,800	3,908
2% 3/1/53 (d)	51,300	41,771
2% 4/1/53 (d)	3,900	3,179
2% 4/1/53 (d)	57,900	47,202
2% 4/1/53 (d)	31,550	25,721
2.5% 3/1/53 (d)	14,800	12,538
2.5% 3/1/53 (d)	11,475	9,721
2.5% 3/1/53 (d)	7,650	6,481
2.5% 3/1/53 (d)	4,225	3,579
2.5% 4/1/53 (d)	5,100	4,325
3% 3/1/53 (d)	4,500	3,958
3% 3/1/53 (d)	3,100	2,727
3% 3/1/53 (d)	3,350	2,947
3% 3/1/53 (d)	1,350	1,187
3% 4/1/53 (d)	4,150	3,653
3% 4/1/53 (d)	1,400	1,232
3.5% 3/1/53 (d)	7,000	6,373
4% 3/1/53 (d)	2,400	2,251
4% 3/1/53 (d)	2,400	2,251
4% 3/1/53 (d)	3,050	2,861
4% 3/1/53 (d)	3,050	2,861
4.5% 3/1/53 (d)	8,550	8,232
4.5% 3/1/53 (d)	14,550	14,008
5% 3/1/53 (d)	4,800	4,717
5% 3/1/53 (d)	2,600	2,555
5.5% 3/1/53 (d)	7,750	7,736
5.5% 3/1/53 (d)	11,350	11,330
5.5% 3/1/53 (d)	11,750	11,729
5.5% 4/1/53 (d)	10,300	10,277
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		360,356
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,081,091)		1,032,037

Asset-Backed Securities - 7.2%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	7,070	4,472
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,524	1,074
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	4,120	3,187
Class B, 4.458% 10/16/39 (b)	886	292
Series 2021-1A Class A, 2.95% 11/16/41 (b)	7,041	6,178
Series 2021-2A Class A, 2.798% 1/15/47 (b)	13,052	11,003
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(e)	2,225	2,197
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.9224% 10/17/34 (b)(c)(e)	5,465	5,372
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.7977% 4/20/34 (b)(c)(e)	14,203	13,926
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (b)(c)(e)	6,465	6,392
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.9477% 7/20/34 (b)(c)(e)	6,507	6,374
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	1,510	1,244
Class B, 4.335% 1/16/40 (b)	268	118
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.1124% 10/15/32 (b)(c)(e)	4,806	4,759
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.8477% 4/25/34 (b)(c)(e)	4,698	4,601
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9224% 7/15/34 (b)(c)(e)	8,184	8,076
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9876% 1/15/35 (b)(c)(e)	10,462	10,280
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.8624% 4/15/34 (b)(c)(e)	9,992	9,796
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.0424% 4/17/33 (b)(c)(e)	16,288	16,108
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/36 (b)(c)(e)	5,474	5,386
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.8377% 4/25/34 (b)(c)(e)	10,335	10,154
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.0277% 1/20/32 (b)(c)(e)	9,800	9,722
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9224% 1/15/35 (b)(c)(e)	8,274	8,117
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	3,296	2,752
Class AA, 2.487% 12/16/41 (b)(c)	288	266
Series 2021-1A Class A, 2.443% 7/15/46 (b)	9,972	8,436
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.7824% 4/15/29 (b)(c)(e)	6,042	5,992
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	4,100	3,577
Class B, 5.095% 4/15/39 (b)	1,844	1,318
Series 2021-1R Class A, 2.741% 8/15/41 (b)	14,910	13,279
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	1,518	1,327
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	2,184	1,998
Class B, 6.656% 1/15/46 (b)	1,414	1,160
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(e)	6,612	6,519
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(e)	5,100	4,991
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.8577% 4/20/34 (b)(c)(e)	8,665	8,421
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.9777% 10/20/34 (b)(c)(e)	8,292	8,107
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.0077% 4/20/34 (b)(c)(e)	9,800	9,549
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 6.3586% 7/24/34 (b)(c)(e)	9,668	9,609
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.1177% 1/20/34 (b)(c)(e)	12,900	12,677
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,300	3,065
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	593	551
Class A2II, 4.021% 5/20/49 (b)	797	749
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	1,383	1,110
Dominos Pizza Master Issuer LLC:
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	5,521	4,906
Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	274	229
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(e)	5,507	5,413
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.0147% 1/18/32 (b)(c)(e)	7,090	7,015
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 5.9997% 1/16/32 (b)(c)(e)	1,808	1,796
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.9724% 4/17/33 (b)(c)(e)	4,300	4,253
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/35 (b)(c)(e)	7,281	7,137
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.0453% 2/20/35 (b)(c)(e)	4,292	4,207
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(e)	3,720	3,686
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 1/15/35 (b)(c)(e)	9,611	9,477
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.0424% 1/15/34 (b)(c)(e)	2,050	2,020
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.9076% 7/19/34 (b)(c)(e)	5,916	5,804
Class AR, 3 month U.S. LIBOR + 1.080% 5.9516% 11/16/34 (b)(c)(e)	8,250	8,152
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.2153% 11/20/33 (b)(c)(e)	9,100	8,978
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	7,032	6,855
Series 2019-4 Class A, 2.44% 9/15/26	1,010	966
Series 2020-2 Class B, 1.32% 9/15/27	4,000	3,565
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class C, 1.48% 8/15/25 (b)	4,912	4,799
Series 2020-2 Class C, 1.31% 10/15/25 (b)	6,000	5,804
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,741	1,484
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	2,352	1,999
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.9453% 10/22/34 (b)(c)(e)	5,835	5,740
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.0024% 1/15/33 (b)(c)(e)	4,700	4,659
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.7353% 1/22/28 (b)(c)(e)	4,054	4,030
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.9376% 4/19/34 (b)(c)(e)	10,220	10,070
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.9153% 1/22/35 (b)(c)(e)	9,350	9,124
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.9124% 7/15/34 (b)(c)(e)	5,879	5,801
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.0153% 1/22/31 (b)(c)(e)	2,629	2,570
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.9477% 10/20/34 (b)(c)(e)	1,967	1,937
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 5.5947% 1/18/28 (b)(c)(e)	3,009	2,995
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.8277% 4/20/34 (b)(c)(e)	8,363	8,224
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.9477% 1/25/35 (b)(c)(e)	6,892	6,775
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.7824% 1/15/34 (b)(c)(e)	8,900	8,797
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	27,432	23,649
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.8777% 10/20/30 (b)(c)(e)	6,462	6,406
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9377% 10/20/34 (b)(c)(e)	3,230	3,177
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	3,091	2,913
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	6,003	5,060
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	6,430	5,688
Class A2II, 4.008% 12/5/51 (b)	5,747	4,765
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	8,331	7,061
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.9277% 4/20/34 (b)(c)(e)	11,224	11,056
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.9976% 1/15/37 (b)(c)(e)	10,760	10,647
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	13,072	10,540
Class B, 4.335% 3/15/40 (b)	522	362
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	5,278	4,957
1.884% 7/15/50 (b)	3,008	2,663
2.328% 7/15/52 (b)	2,300	1,982
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 6.389% 7/20/30 (b)(c)(e)	1,494	1,494
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.9735% 4/23/35 (b)(c)(e)	5,480	5,420
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (b)(c)(e)	1,079	1,066
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.7776% 4/19/34 (b)(c)(e)	10,365	10,163
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (b)(c)(e)	9,694	9,512
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.477% 9/25/34 (c)(e)	4	3
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	9,652	7,963
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	6,101	4,899
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.3484% 4/6/42 (b)(c)(e)	491	374
Upstart Securitization Trust 3.12% 3/20/32 (b)	1,736	1,691
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.0777% 7/20/32 (b)(c)(e)	5,397	5,356
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.9576% 7/19/34 (b)(c)(e)	5,438	5,346
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(e)	11,071	10,849
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 7/16/34 (b)(c)(e)	5,466	5,362
TOTAL ASSET-BACKED SECURITIES (Cost $628,570)		593,972

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 0.3%
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)	4,074	3,914
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	4,414	4,188
CFMT 2022-EBO2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	3,789	3,663
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	6,568	6,265
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(e)(j)	343	0
Class AA1, 1 month U.S. LIBOR + 0.280% 4.6106% 5/27/37 (b)(c)(e)	345	320
CSMC Trust sequential payer Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(c)	3,214	3,111
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,979	1,908
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(e)	1	1
TOTAL PRIVATE SPONSOR		23,370
U.S. Government Agency - 1.3%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.99% 4/25/24 (c)(e)	15	15
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 5.597% 8/25/31 (c)(e)	18	18
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.417% 2/25/32 (c)(e)	2	2
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 5.5979% 3/18/32 (c)(e)	4	4
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.617% 4/25/32 (c)(e)	8	8
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.617% 10/25/32 (c)(e)	5	5
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.367% 1/25/32 (c)(e)	2	2
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 5.067% 11/25/32 (c)(e)	105	105
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 5.617% 11/25/32 (c)(e)	8	8
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 3.483% 12/25/33 (c)(k)(l)	70	10
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.063% 11/25/36 (c)(k)(l)	51	4
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 5.547% 6/25/36 (c)(e)	1,489	1,495
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	3	3
Series 1996-28 Class PK, 6.5% 7/25/25	1	1
Series 1999-17 Class PG, 6% 4/25/29	21	21
Series 1999-32 Class PL, 6% 7/25/29	24	24
Series 1999-33 Class PK, 6% 7/25/29	18	18
Series 2001-52 Class YZ, 6.5% 10/25/31	3	3
Series 2003-28 Class KG, 5.5% 4/25/23	0	0
Series 2003-70 Class BJ, 5% 7/25/33	117	115
Series 2005-102 Class CO 11/25/35 (m)	16	14
Series 2005-64 Class PX, 5.5% 6/25/35	117	116
Series 2005-68 Class CZ, 5.5% 8/25/35	1,647	1,658
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 5.5458% 8/25/35 (c)(l)	3	3
Series 2005-81 Class PC, 5.5% 9/25/35	42	42
Series 2006-12 Class BO 10/25/35 (m)	56	48
Series 2006-15 Class OP 3/25/36 (m)	71	59
Series 2006-37 Class OW 5/25/36 (m)	9	7
Series 2006-45 Class OP 6/25/36 (m)	22	17
Series 2006-62 Class KP 4/25/36 (m)	34	27
Series 2010-118 Class PB, 4.5% 10/25/40	1,189	1,167
Series 2012-149:
Class DA, 1.75% 1/25/43	412	372
Class GA, 1.75% 6/25/42	447	401
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	4	4
Series 1999-25 Class Z, 6% 6/25/29	20	20
Series 2001-20 Class Z, 6% 5/25/31	23	23
Series 2001-31 Class ZC, 6.5% 7/25/31	12	12
Series 2002-16 Class ZD, 6.5% 4/25/32	9	9
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.933% 11/25/32 (c)(k)(l)	22	1
Series 2003-117 Class MD, 5% 12/25/23	21	21
Series 2004-52 Class KZ, 5.5% 7/25/34	571	569
Series 2004-91 Class Z, 5% 12/25/34	1,275	1,254
Series 2005-117 Class JN, 4.5% 1/25/36	135	133
Series 2005-14 Class ZB, 5% 3/25/35	391	384
Series 2006-72 Class CY, 6% 8/25/26	139	140
Series 2009-59 Class HB, 5% 8/25/39	694	687
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	26	1
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.023% 12/25/36 (c)(k)(l)	34	3
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.823% 5/25/37 (c)(k)(l)	18	2
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 6.7404% 9/25/23 (c)(l)	0	0
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 3.483% 3/25/33 (c)(k)(l)	5	1
Series 2005-72 Class ZC, 5.5% 8/25/35	282	282
Series 2005-79 Class ZC, 5.9% 9/25/35	161	162
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 12.918% 6/25/37 (c)(l)	18	21
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (c)(l)	23	28
Class SB, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (c)(l)	9	10
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.733% 3/25/38 (c)(k)(l)	119	11
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 1.433% 12/25/40 (c)(k)(l)	121	7
Class ZA, 4.5% 12/25/40	55	54
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	251	6
Series 2010-150 Class ZC, 4.75% 1/25/41	538	526
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 5.537% 3/25/36 (c)(e)	1,019	1,029
Series 2010-95 Class ZC, 5% 9/25/40	1,249	1,249
Series 2011-39 Class ZA, 6% 11/25/32	83	84
Series 2011-4 Class PZ, 5% 2/25/41	167	158
Series 2011-67 Class AI, 4% 7/25/26 (k)	77	2
Series 2011-83 Class DI, 6% 9/25/26 (k)	0	0
Series 2012-100 Class WI, 3% 9/25/27 (k)	246	11
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.033% 12/25/30 (c)(k)(l)	24	0
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.933% 6/25/41 (c)(k)(l)	24	0
Series 2013-133 Class IB, 3% 4/25/32 (k)	88	3
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 1.433% 1/25/44 (c)(k)(l)	77	7
Series 2013-51 Class GI, 3% 10/25/32 (k)	106	6
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.103% 6/25/35 (c)(k)(l)	99	7
Series 2015-42 Class IL, 6% 6/25/45 (k)	504	87
Series 2015-70 Class JC, 3% 10/25/45	560	525
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	279	49
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 1.583% 10/25/47 (c)(k)(l)	2,282	243
Series 2018-45 Class GI, 4% 6/25/48 (k)	3,124	604
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	18	3
Series 343 Class 16, 5.5% 5/25/34 (k)	17	3
Series 348 Class 14, 6.5% 8/25/34 (c)(k)	11	2
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)	9	2
Class 13, 6% 3/25/34 (k)	10	2
Series 359 Class 19, 6% 7/25/35 (c)(k)	8	1
Series 384 Class 6, 5% 7/25/37 (k)	70	12
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.3879% 1/15/32 (c)(e)	1	1
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (c)(e)	2	2
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 5.5879% 3/15/32 (c)(e)	2	2
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 5.4879% 6/15/31 (c)(e)	4	4
Class FG, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (c)(e)	1	1
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 4.9879% 11/15/32 (c)(e)	24	24
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 5.4879% 2/15/33 (c)(e)	378	381
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 4.9879% 3/15/34 (c)(e)	570	566
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.8379% 5/15/37 (c)(e)	90	88
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	26	26
Series 2101 Class PD, 6% 11/15/28	12	13
Series 2121 Class MG, 6% 2/15/29	10	11
Series 2131 Class BG, 6% 3/15/29	75	75
Series 2137 Class PG, 6% 3/15/29	12	12
Series 2154 Class PT, 6% 5/15/29	20	20
Series 2162 Class PH, 6% 6/15/29	4	4
Series 2520 Class BE, 6% 11/15/32	36	37
Series 2693 Class MD, 5.5% 10/15/33	77	77
Series 2802 Class OB, 6% 5/15/34	75	76
Series 2996 Class MK, 5.5% 6/15/35	23	23
Series 3002 Class NE, 5% 7/15/35	84	84
Series 3110 Class OP 9/15/35 (m)	21	19
Series 3119 Class PO 2/15/36 (m)	84	66
Series 3121 Class KO 3/15/36 (m)	17	14
Series 3123 Class LO 3/15/36 (m)	47	37
Series 3145 Class GO 4/15/36 (m)	56	45
Series 3189 Class PD, 6% 7/15/36	72	74
Series 3225 Class EO 10/15/36 (m)	28	22
Series 3258 Class PM, 5.5% 12/15/36	30	31
Series 3415 Class PC, 5% 12/15/37	256	253
Series 3806 Class UP, 4.5% 2/15/41	159	156
Series 3832 Class PE, 5% 3/15/41	327	326
Series 3857 Class ZP, 5% 5/15/41	2,147	2,151
Series 4135 Class AB, 1.75% 6/15/42	326	294
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	25	25
Series 2004-2862 Class NE, 5% 9/15/24	39	39
Series 2135 Class JE, 6% 3/15/29	5	5
Series 2145 Class MZ, 6.5% 4/15/29	72	72
Series 2274 Class ZM, 6.5% 1/15/31	7	7
Series 2281 Class ZB, 6% 3/15/30	14	14
Series 2303 Class ZV, 6% 4/15/31	44	45
Series 2357 Class ZB, 6.5% 9/15/31	123	125
Series 2502 Class ZC, 6% 9/15/32	14	14
Series 2519 Class ZD, 5.5% 11/15/32	22	22
Series 2546 Class MJ, 5.5% 3/15/23	0	0
Series 2601 Class TB, 5.5% 4/15/23	0	0
Series 2877 Class ZD, 5% 10/15/34	1,546	1,523
Series 2998 Class LY, 5.5% 7/15/25	21	21
Series 3007 Class EW, 5.5% 7/15/25	51	51
Series 3871 Class KB, 5.5% 6/15/41	417	429
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.0121% 2/15/36 (c)(k)(l)	25	2
Series 2013-4281 Class AI, 4% 12/15/28 (k)	64	1
Series 2017-4683 Class LM, 3% 5/15/47	723	678
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 1.6121% 8/15/47 (c)(k)(l)	1,147	119
Series 2933 Class ZM, 5.75% 2/15/35	366	372
Series 2935 Class ZK, 5.5% 2/15/35	296	302
Series 2947 Class XZ, 6% 3/15/35	145	148
Series 2996 Class ZD, 5.5% 6/15/35	247	251
Series 3237 Class C, 5.5% 11/15/36	340	340
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.0721% 11/15/36 (c)(k)(l)	106	9
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.1621% 3/15/37 (c)(k)(l)	158	14
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.1721% 4/15/37 (c)(k)(l)	222	24
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.9921% 6/15/37 (c)(k)(l)	71	7
Series 3843 Class PZ, 5% 4/15/41	1,976	1,984
Series 3949 Class MK, 4.5% 10/15/34	59	58
Series 4055 Class BI, 3.5% 5/15/31 (k)	88	2
Series 4149 Class IO, 3% 1/15/33 (k)	72	6
Series 4314 Class AI, 5% 3/15/34 (k)	27	1
Series 4427 Class LI, 3.5% 2/15/34 (k)	270	16
Series 4471 Class PA 4% 12/15/40	288	279
target amortization class Series 2156 Class TC, 6.25% 5/15/29	9	9
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.359% 2/15/24 (c)(e)	1	1
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	8	8
Series 2056 Class Z, 6% 5/15/28	21	21
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	1,497	1,434
Series 4386 Class AZ, 4.5% 11/15/40	722	698
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.1% 6/16/37 (c)(k)(l)	45	4
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 5.0979% 7/20/37 (c)(e)	323	321
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 5.0779% 1/20/38 (c)(e)	84	83
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 5.4579% 8/20/38 (c)(e)	451	455
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 5.4979% 9/20/38 (c)(e)	336	340
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 5.19% 11/16/39 (c)(e)	412	410
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 5.12% 12/16/39 (c)(e)	258	257
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.0673% 3/20/60 (c)(e)(i)	485	484
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 7/20/60 (c)(e)(i)	3,533	3,508
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 4.6916% 9/20/60 (c)(e)(i)	4,253	4,223
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 4.6916% 8/20/60 (c)(e)(i)	3,261	3,237
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 4.7716% 12/20/60 (c)(e)(i)	1,783	1,772
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 12/20/60 (c)(e)(i)	1,763	1,757
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 2/20/61 (c)(e)(i)	1,499	1,492
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 4.8816% 2/20/61 (c)(e)(i)	2,060	2,051
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 4/20/61 (c)(e)(i)	1,470	1,464
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (c)(e)(i)	2,468	2,459
Class FC, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (c)(e)(i)	1,766	1,759
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 4.9216% 6/20/61 (c)(e)(i)	1,999	1,993
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 4.9416% 9/20/61 (c)(e)(i)	679	677
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 10/20/61 (c)(e)(i)	2,227	2,221
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 4.9979% 8/20/42 (c)(e)	343	336
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 11/20/61 (c)(e)(i)	2,070	2,067
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 1/20/62 (c)(e)(i)	1,154	1,153
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 1/20/62 (c)(e)(i)	1,899	1,894
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 3/20/62 (c)(e)(i)	932	927
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8391% 5/20/61 (c)(e)(i)	20	19
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 4.9116% 10/20/62 (c)(e)(i)	24	24
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 4.7516% 3/20/63 (c)(e)(i)	35	35
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 4.9916% 8/20/63 (c)(e)(i)	116	115
Class FD, 1 month U.S. LIBOR + 0.600% 4.9916% 8/20/63 (c)(e)(i)	265	265
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 1/20/64 (c)(e)(i)	147	147
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 4.9916% 12/20/63 (c)(e)(i)	721	719
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 4.8916% 6/20/64 (c)(e)(i)	531	529
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 4.6916% 3/20/65 (c)(e)(i)	3	3
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.6716% 5/20/63 (c)(e)(i)	26	25
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.5916% 4/20/63 (c)(e)(i)	34	34
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5967% 12/20/62 (c)(e)(i)	14	13
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.8043% 12/20/40 (c)(l)	447	371
Series 2010-31 Class BP, 5% 3/20/40	1,894	1,883
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	132	9
Series 2011-68 Class EC, 3.5% 4/20/41	195	187
Series 2016-69 Class WA, 3% 2/20/46	363	335
Series 2017-134 Class BA, 2.5% 11/20/46	492	442
Series 2017-153 Class GA, 3% 9/20/47	982	893
Series 2017-182 Class KA, 3% 10/20/47	757	690
Series 2018-13 Class Q, 3% 4/20/47	965	893
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	125	122
Series 2010-160 Class DY, 4% 12/20/40	918	884
Series 2010-170 Class B, 4% 12/20/40	204	196
Series 2011-69 Class GX, 4.5% 5/16/40	2,007	1,983
Series 2014-H04 Class HA, 2.75% 2/20/64 (i)	2,593	2,543
Series 2017-139 Class BA, 3% 9/20/47	1,709	1,529
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	4,011	3,837
Series 2004-22 Class M1, 5.5% 4/20/34	573	605
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.91% 5/16/34 (c)(k)(l)	26	2
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.61% 8/17/34 (c)(k)(l)	29	3
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 12.66% 6/16/37 (c)(l)	5	5
Series 2010-116 Class QB, 4% 9/16/40	71	68
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 1.36% 2/16/40 (c)(k)(l)	170	9
Series 2010-169 Class Z, 4.5% 12/20/40	2,593	2,317
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 5/20/60 (c)(e)(i)	269	267
Series 2010-H16 Class BA, 3.55% 7/20/60 (i)	440	427
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)	55	55
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 1.5021% 7/20/41 (c)(k)(l)	85	7
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.11% 6/16/42 (c)(k)(l)	99	9
Series 2013-149 Class MA, 2.5% 5/20/40	714	680
Series 2013-H01 Class FA, 1.65% 1/20/63 (i)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (i)	2	2
Series 2013-H08 Class MA, 3% 3/20/63 (i)	25	23
Series 2014-2 Class BA, 3% 1/20/44	1,828	1,664
Series 2014-21 Class HA, 3% 2/20/44	678	618
Series 2014-25 Class HC, 3% 2/20/44	1,161	1,057
Series 2014-5 Class A, 3% 1/20/44	997	908
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	9	8
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(i)	108	103
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.23% 5/20/66 (c)(e)(i)	4,924	4,912
Series 2017-186 Class HK, 3% 11/16/45	995	909
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.08% 8/20/66 (c)(e)(i)	6,461	6,433
Series 2090-118 Class XZ, 5% 12/20/39	6,940	6,965
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3016% 5/20/65 (c)(i)	60	58
TOTAL U.S. GOVERNMENT AGENCY		112,626
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $140,750)		135,996

Commercial Mortgage Securities - 8.4%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class A, 1 month U.S. LIBOR + 1.050% 5.638% 4/15/36 (b)(c)(e)	8,900	8,765
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (b)(c)(e)	5,821	5,736
Class B, CME Term SOFR 1 Month Index + 1.550% 6.113% 1/15/39 (b)(c)(e)	1,099	1,081
Class C, CME Term SOFR 1 Month Index + 2.150% 6.713% 1/15/39 (b)(c)(e)	785	765
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	3,676	3,355
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	825	691
Class CNM, 3.7186% 11/5/32 (b)(c)	341	270
BANK:
sequential payer:
Series 2017-BNK9 Class ASB, 3.47% 11/15/54	969	925
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,306
Series 2018-BN12 Class ASB, 4.165% 5/15/61	2,000	1,925
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	4,976
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	5,469
Series 2021-BN33 Class XA, 1.0572% 5/15/64 (c)(k)	16,536	952
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.270% 5.892% 12/25/33 (b)(c)(e)	4	3
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 5.217% 11/25/35 (b)(c)(e)	18	16
Class M1, 1 month U.S. LIBOR + 0.660% 5.277% 11/25/35 (b)(c)(e)	9	8
Class M2, 1 month U.S. LIBOR + 0.730% 5.352% 11/25/35 (b)(c)(e)	12	11
Class M3, 1 month U.S. LIBOR + 0.760% 5.382% 11/25/35 (b)(c)(e)	11	10
Class M4, 1 month U.S. LIBOR + 0.900% 5.517% 11/25/35 (b)(c)(e)	14	13
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 5.202% 1/25/36 (b)(c)(e)	43	40
Class B1, 1 month U.S. LIBOR + 2.100% 6.717% 1/25/36 (b)(c)(e)	12	35
Class M1, 1 month U.S. LIBOR + 0.670% 5.292% 1/25/36 (b)(c)(e)	14	13
Class M2, 1 month U.S. LIBOR + 0.700% 5.322% 1/25/36 (b)(c)(e)	10	9
Class M3, 1 month U.S. LIBOR + 0.750% 5.367% 1/25/36 (b)(c)(e)	14	13
Class M4, 1 month U.S. LIBOR + 0.910% 5.532% 1/25/36 (b)(c)(e)	15	13
Class M5, 1 month U.S. LIBOR + 0.970% 5.592% 1/25/36 (b)(c)(e)	15	13
Class M6, 1 month U.S. LIBOR + 1.050% 5.667% 1/25/36 (b)(c)(e)	15	14
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 5.157% 4/25/36 (b)(c)(e)	13	12
Class M1, 1 month U.S. LIBOR + 0.570% 5.187% 4/25/36 (b)(c)(e)	8	7
Class M2, 1 month U.S. LIBOR + 0.600% 5.217% 4/25/36 (b)(c)(e)	8	7
Class M3, 1 month U.S. LIBOR + 0.630% 5.247% 4/25/36 (b)(c)(e)	13	12
Class M4, 1 month U.S. LIBOR + 0.780% 5.397% 4/25/36 (b)(c)(e)	7	7
Class M5, 1 month U.S. LIBOR + 0.840% 5.457% 4/25/36 (b)(c)(e)	7	6
Class M6, 1 month U.S. LIBOR + 0.960% 5.577% 4/25/36 (b)(c)(e)	8	7
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 4.927% 7/25/36 (b)(c)(e)	12	11
Class M2, 1 month U.S. LIBOR + 0.490% 4.947% 7/25/36 (b)(c)(e)	8	8
Class M3, 1 month U.S. LIBOR + 0.520% 4.967% 7/25/36 (b)(c)(e)	13	12
Class M4, 1 month U.S. LIBOR + 0.630% 5.037% 7/25/36 (b)(c)(e)	8	7
Class M5, 1 month U.S. LIBOR + 0.700% 5.087% 7/25/36 (b)(c)(e)	11	10
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 5.047% 10/25/36 (b)(c)(e)	9	57
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.400% 5.022% 12/25/36 (b)(c)(e)	93	86
Class M1, 1 month U.S. LIBOR + 0.430% 5.052% 12/25/36 (b)(c)(e)	14	13
Class M2, 1 month U.S. LIBOR + 0.460% 5.082% 12/25/36 (b)(c)(e)	17	16
Class M3, 1 month U.S. LIBOR + 0.510% 5.127% 12/25/36 (b)(c)(e)	9	8
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 5.022% 3/25/37 (b)(c)(e)	24	22
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 4.887% 7/25/37 (b)(c)(e)	74	66
Class A2, 1 month U.S. LIBOR + 0.320% 4.937% 7/25/37 (b)(c)(e)	70	63
Class M1, 1 month U.S. LIBOR + 0.370% 4.987% 7/25/37 (b)(c)(e)	24	21
Class M2, 1 month U.S. LIBOR + 0.410% 5.027% 7/25/37 (b)(c)(e)	29	26
Class M3, 1 month U.S. LIBOR + 0.490% 5.107% 7/25/37 (b)(c)(e)	34	34
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 4.907% 7/25/37 (b)(c)(e)	25	23
Class M1, 1 month U.S. LIBOR + 0.310% 4.927% 7/25/37 (b)(c)(e)	13	12
Class M2, 1 month U.S. LIBOR + 0.340% 4.957% 7/25/37 (b)(c)(e)	14	13
Class M3, 1 month U.S. LIBOR + 0.370% 4.987% 7/25/37 (b)(c)(e)	23	20
Class M4, 1 month U.S. LIBOR + 0.500% 5.117% 7/25/37 (b)(c)(e)	37	31
Class M5, 1 month U.S. LIBOR + 0.600% 5.217% 7/25/37 (b)(c)(e)	17	19
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	765
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,312
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	7,334
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	10,285
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.7265% 11/15/28 (b)(c)(e)	6,788	6,735
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (b)(c)(e)	18,788	18,447
Class B, CME Term SOFR 1 Month Index + 2.440% 7.0095% 4/15/37 (b)(c)(e)	4,991	4,897
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (b)(c)(e)	11,302	11,044
Class B, 1 month U.S. LIBOR + 0.890% 5.4868% 10/15/36 (b)(c)(e)	1,691	1,634
Class C, 1 month U.S. LIBOR + 1.090% 5.6866% 10/15/36 (b)(c)(e)	2,263	2,188
Class D, 1 month U.S. LIBOR + 1.290% 5.8863% 10/15/36 (b)(c)(e)	2,197	2,103
Class E, 1 month U.S. LIBOR + 1.940% 6.5355% 10/15/36 (b)(c)(e)	7,638	7,345
Series 2022-LP2:
Class B, CME Term SOFR 1 Month Index + 1.310% 5.8748% 2/15/39 (b)(c)(e)	4,043	3,954
Class C, CME Term SOFR 1 Month Index + 1.560% 6.1242% 2/15/39 (b)(c)(e)	4,043	3,904
Class D, CME Term SOFR 1 Month Index + 1.960% 6.5233% 2/15/39 (b)(c)(e)	4,043	3,831
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.213% 9/15/37 (b)(c)(e)	1,060	986
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.888% 4/15/34 (b)(c)(e)	2,644	2,571
Class C, 1 month U.S. LIBOR + 1.600% 6.188% 4/15/34 (b)(c)(e)	1,748	1,686
Class D, 1 month U.S. LIBOR + 1.900% 6.488% 4/15/34 (b)(c)(e)	1,835	1,761
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 5.757% 10/15/36 (b)(c)(e)	10,782	10,674
Class C, CME Term SOFR 1 Month Index + 1.360% 5.927% 10/15/36 (b)(c)(e)	2,859	2,823
Class D, CME Term SOFR 1 Month Index + 1.560% 6.127% 10/15/36 (b)(c)(e)	4,049	3,983
Class E, CME Term SOFR 1 Month Index + 1.910% 6.477% 10/15/36 (b)(c)(e)	5,690	5,588
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (b)(c)(e)	5,384	5,374
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.0528% 4/15/37 (b)(c)(e)	9,445	9,424
Class B, CME Term SOFR 1 Month Index + 1.940% 6.5018% 4/15/37 (b)(c)(e)	4,815	4,783
Class C, CME Term SOFR 1 Month Index + 2.290% 6.8518% 4/15/37 (b)(c)(e)	1,087	1,059
Class D, CME Term SOFR 1 Month Index + 2.830% 7.4008% 4/15/37 (b)(c)(e)	909	877
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.588% 4/15/34 (b)(c)(e)	5,741	5,640
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (b)(c)(e)	30,696	30,542
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 5.658% 12/15/37 (b)(c)(e)	5,900	5,880
Class B, 1 month U.S. LIBOR + 1.250% 5.838% 12/15/37 (b)(c)(e)	1,800	1,787
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,903	1,811
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	18,974	16,988
Class A2, 1.99% 7/15/60 (b)	12,332	10,368
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	13,159	11,427
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (b)(c)(e)	7,501	7,290
Class B, 1 month U.S. LIBOR + 1.500% 6.088% 6/15/34 (b)(c)(e)	1,284	1,232
Class C, 1 month U.S. LIBOR + 1.750% 6.338% 6/15/34 (b)(c)(e)	1,451	1,362
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.888% 8/15/36 (b)(c)(e)	72	72
Class D, 1 month U.S. LIBOR + 3.050% 7.638% 8/15/36 (b)(c)(e)	1,493	1,496
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A/S, 4.017% 10/10/47	4,150	3,931
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,366	1,326
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	22,582	19,998
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,011	1,976
Commercial Mortgage Trust sequential payer Series 2018-CD7 Class ASB, 4.213% 8/15/51	2,000	1,933
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 5.568% 5/15/36 (b)(c)(e)	26,512	26,379
Class B, 1 month U.S. LIBOR + 1.230% 5.818% 5/15/36 (b)(c)(e)	19,357	19,186
Class C, 1 month U.S. LIBOR + 1.430% 6.018% 5/15/36 (b)(c)(e)	2,013	1,993
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,527	2,270
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	2,941	2,819
Class B, 4.5349% 4/15/36 (b)	861	815
Class C, 4.782% 4/15/36 (b)(c)	561	529
Class D, 4.782% 4/15/36 (b)(c)	1,122	1,043
DBCCRE Mortgage Trust sequential payer Series 2014-ARCP Class A, 4.2382% 1/10/34 (b)	15,370	14,873
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (b)(c)(e)	15,449	15,043
Class B, 1 month U.S. LIBOR + 1.120% 5.7082% 11/15/38 (b)(c)(e)	3,900	3,789
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (b)(c)(e)	6,158	6,065
Class B, 1 month U.S. LIBOR + 1.380% 5.968% 7/15/38 (b)(c)(e)	2,856	2,810
Class C, 1 month U.S. LIBOR + 1.700% 6.288% 7/15/38 (b)(c)(e)	2,106	2,063
Class D, 1 month U.S. LIBOR + 2.250% 6.838% 7/15/38 (b)(c)(e)	4,248	4,153
Freddie Mac sequential payer Series 2022-150 Class A2, 3.71% 9/25/32	1,700	1,598
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (b)(c)(e)	6,605	6,265
Class B, 1 month U.S. LIBOR + 1.150% 5.738% 10/15/36 (b)(c)(e)	1,021	954
Class C, 1 month U.S. LIBOR + 1.550% 6.138% 10/15/36 (b)(c)(e)	841	778
sequential payer Series 2018-GS10 Class AAB, 4.106% 7/10/51	2,000	1,939
Series 2011-GC5 Class A/S, 5.1538% 8/10/44 (b)(c)	5,371	5,291
Series 2013-GC12 Class A/S, 3.375% 6/10/46	3,450	3,428
Series 2015-GC34 Class XA, 1.2034% 10/10/48 (c)(k)	17,426	438
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.0506% 8/15/39 (b)(c)(e)	8,964	8,975
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.159% 4/15/37 (b)(c)(e)	6,968	6,601
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	25,800	20,763
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	654	647
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2018-C8 Class ASB, 4.145% 6/15/51	2,000	1,930
Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	1,550
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (b)	31,484	28,392
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,177	1,080
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,821	2,539
Class CFX, 4.9498% 7/5/33 (b)	485	398
Class DFX, 5.3503% 7/5/33 (b)	955	754
Class EFX, 5.3635% 7/5/33 (b)(c)	1,020	765
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.8577% 5/15/39 (b)(c)(e)	12,720	12,672
Class B, CME Term SOFR 1 Month Index + 1.790% 6.3564% 5/15/39 (b)(c)(e)	8,835	8,800
Class C, CME Term SOFR 1 Month Index + 2.090% 6.6556% 5/15/39 (b)(c)(e)	4,950	4,890
Class D, CME Term SOFR 1 Month Index + 2.540% 7.1044% 5/15/39 (b)(c)(e)	4,400	4,335
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (b)(c)(e)	9,783	9,605
Class B, 1 month U.S. LIBOR + 0.880% 5.468% 3/15/38 (b)(c)(e)	2,360	2,295
Class C, 1 month U.S. LIBOR + 1.100% 5.688% 3/15/38 (b)(c)(e)	1,485	1,441
Class D, 1 month U.S. LIBOR + 1.400% 5.988% 3/15/38 (b)(c)(e)	2,066	2,001
Class E, 1 month U.S. LIBOR + 1.750% 6.338% 3/15/38 (b)(c)(e)	1,805	1,749
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	7,430	6,990
Morgan Stanley Capital I Trust:
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	7,903	7,365
Series 2021-L6 Class A4, 2.444% 6/15/54 (c)	5,294	4,255
Series 2018-H4 Class A4, 4.31% 12/15/51	1,756	1,666
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	1,142	1,037
Class C, 3.1771% 11/10/36 (b)(c)	1,096	965
MSCCG Trust floater Series 2018-SELF:
Class A, 1 month U.S. LIBOR + 0.900% 5.488% 10/15/37 (b)(c)(e)	927	919
Class B, 1 month U.S. LIBOR + 1.080% 5.668% 10/15/37 (b)(c)(e)	3,125	3,078
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 5.788% 12/15/35 (b)(c)(e)	22,356	21,379
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 6.3979% 12/15/37 (b)(c)(e)	2,833	2,768
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.0479% 12/15/37 (b)(c)(e)	641	635
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.5625% 2/15/39 (b)(c)(e)	2,586	2,463
Class C, CME Term SOFR 1 Month Index + 2.650% 7.2125% 2/15/39 (b)(c)(e)	1,345	1,276
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.1646% 7/15/36 (b)(c)(e)	4,098	3,997
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (b)(c)(e)	13,222	12,937
Class B, 1 month U.S. LIBOR + 1.070% 5.6677% 11/15/38 (b)(c)(e)	5,947	5,791
Class C, 1 month U.S. LIBOR + 1.320% 5.9169% 11/15/38 (b)(c)(e)	3,694	3,592
Class D, 1 month U.S. LIBOR + 1.570% 6.1661% 11/15/38 (b)(c)(e)	2,427	2,357
UBS Commercial Mortgage Trust sequential payer Series 2019-C17 Class ASB, 2.8655% 10/15/52	2,200	1,994
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	9,860	7,729
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	510	399
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, 1 month U.S. LIBOR + 1.420% 6.0214% 1/15/59 (c)(e)	23,714	23,733
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.788% 5/15/31 (b)(c)(e)	5,818	5,565
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	8,035
Series 2015-C29 Class ASB, 3.4% 6/15/48	1,655	1,614
Series 2018-C46 Class ASB, 4.086% 8/15/51	2,000	1,929
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,097
Series 2015-SG1 Class ASB, 3.556% 9/15/48	1,444	1,407
Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,374
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	7,819	7,515
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $737,335)		695,053

Municipal Securities - 0.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	3,960	3,469
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	811	810
5.1% 6/1/33	13,950	13,709
Series 2010-1, 6.63% 2/1/35	1,186	1,247
Series 2010-3:
6.725% 4/1/35	1,710	1,802
7.35% 7/1/35	813	884
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,201	7,753
TOTAL MUNICIPAL SECURITIES (Cost $31,335)		29,674

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Indonesian Republic 3.85% 10/15/30	10,505	9,781
Panamanian Republic 3.298% 1/19/33	18,095	14,655
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,566)		24,436

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Discover Bank 4.682% 8/9/28 (c)	1,865	1,784
KeyBank NA 6.95% 2/1/28	725	761
Regions Bank 6.45% 6/26/37	2,685	2,797
TOTAL BANK NOTES (Cost $5,115)		5,342

Fixed-Income Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Specialized High Income Central Fund (n) (Cost $147,137)	1,556,555	129,474

Preferred Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 7.4539% (c)(e)(o)	8,146	7,983
4.9% (c)(o)	11,200	10,874
(Cost $19,945)		18,857

Money Market Funds - 2.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (p) (Cost $203,075)	203,034,595	203,075

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $9,703,758)	8,818,945
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(535,208)
NET ASSETS - 100.0%	8,283,737

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 3/1/53	(17,800)	(14,919)
2% 3/1/53	(13,300)	(11,148)

TOTAL GINNIE MAE		(26,067)

Uniform Mortgage Backed Securities
1.5% 3/1/38	(100)	(86)
1.5% 3/1/38	(4,650)	(4,020)
1.5% 3/1/38	(4,450)	(3,847)
2% 3/1/38	(750)	(666)
2% 3/1/53	(3,900)	(3,176)
2% 3/1/53	(57,900)	(47,145)
2% 3/1/53	(31,550)	(25,690)
2.5% 3/1/53	(7,400)	(6,269)
2.5% 3/1/53	(5,100)	(4,321)
3% 3/1/53	(4,875)	(4,288)
3% 3/1/53	(4,150)	(3,650)
3% 3/1/53	(1,400)	(1,231)
5.5% 3/1/53	(10,300)	(10,282)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(114,671)

TOTAL TBA SALE COMMITMENTS (Proceeds $141,626)		(140,738)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	20	Jun 2023	4,075	(9)	(9)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	142	Jun 2023	15,202	(19)	(19)

TOTAL PURCHASED					(28)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	184	Jun 2023	20,545	(18)	(18)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	338	Jun 2023	42,324	3	3
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	25	Jun 2023	3,377	(18)	(18)

TOTAL SOLD					(33)

TOTAL FUTURES CONTRACTS					(61)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (000s) (1)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	7,540	102	(67)	35
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	1,640	22	(19)	3
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,080	55	(95)	(40)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	1,320	18	(12)	6
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	2,280	31	(32)	(1)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	6,080	82	(90)	(8)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020	109	(132)	(23)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	820	11	(11)	0
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,510	34	(18)	16
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,650	23	(16)	7

TOTAL CREDIT DEFAULT SWAPS						487	(492)	(5)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (000s) (2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s) (3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2025	37,632	(601)	0	(601)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2028	15,725	(443)	0	(443)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2030	2,251	(73)	0	(73)
TOTAL INTEREST RATE SWAPS							(1,117)	0	(1,117)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,746,649,000 or 21.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,816,000.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,079,000.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,130,000.

(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)	Level 3 security
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(m)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Security is perpetual in nature with no stated maturity date.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	419,834	1,703,171	1,919,929	3,850	-	(1)	203,075	0.5%
Fidelity Securities Lending Cash Central Fund 4.63%	127,155	951,034	1,078,189	136	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	127,129	3,218	-	3,218	-	(873)	129,474	38.2%
Total	674,118	2,657,423	2,998,118	7,204	-	(874)	332,549

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	3,093,348	-	3,093,348	-

U.S. Government and Government Agency Obligations	2,857,681	-	2,857,681	-

U.S. Government Agency - Mortgage Securities	1,032,037	-	1,032,037	-

Asset-Backed Securities	593,972	-	593,972	-

Collateralized Mortgage Obligations	135,996	-	135,996	-

Commercial Mortgage Securities	695,053	-	695,053	-

Municipal Securities	29,674	-	29,674	-

Foreign Government and Government Agency Obligations	24,436	-	24,436	-

Bank Notes	5,342	-	5,342	-

Fixed-Income Funds	129,474	129,474	-	-

Preferred Securities	18,857	-	18,857	-

Money Market Funds	203,075	203,075	-	-
Total Investments in Securities:	8,818,945	332,549	8,486,396	-
Derivative Instruments:

Assets
Futures Contracts	3	3	-	-
Swaps	487	-	487	-
Total Assets	490	3	487	-

Liabilities
Futures Contracts	(64)	(64)	-	-
Swaps	(1,117)	-	(1,117)	-
Total Liabilities	(1,181)	(64)	(1,117)	-
Total Derivative Instruments:	(691)	(61)	(630)	-
Other Financial Instruments:

TBA Sale Commitments	(140,738)	-	(140,738)	-
Total Other Financial Instruments:	(140,738)	-	(140,738)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	487	0
Total Credit Risk	487	0
Interest Rate Risk
Futures Contracts (b)	3	(64)
Swaps (c)	0	(1,117)
Total Interest Rate Risk	3	(1,181)
Total Value of Derivatives	490	(1,181)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,353,546)	$8,486,396
Fidelity Central Funds (cost $350,212)	332,549

Total Investment in Securities (cost $9,703,758)		$8,818,945
Receivable for investments sold		134,417
Receivable for TBA sale commitments		141,626
Receivable for fund shares sold		14,056
Interest receivable		67,002
Distributions receivable from Fidelity Central Funds		563
Receivable for daily variation margin on futures contracts		24
Bi-lateral OTC swaps, at value		487
Receivable from investment adviser for expense reductions		76
Other receivables		148
Total assets		9,177,344
Liabilities
Payable to custodian bank	$1
Payable for investments purchased
Regular delivery	212,028
Delayed delivery	523,523
TBA sale commitments, at value	140,738
Payable for fund shares redeemed	8,390
Distributions payable	5,591
Accrued management fee	2,063
Distribution and service plan fees payable	57
Payable for daily variation margin on centrally cleared OTC swaps	15
Other affiliated payables	1,063
Other payables and accrued expenses	138
Total Liabilities		893,607
Net Assets		$8,283,737
Net Assets consist of:
Paid in capital		$9,672,987
Total accumulated earnings (loss)		(1,389,250)
Net Assets		$8,283,737

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($162,544 ÷ 22,911 shares) (a)		$7.09
Maximum offering price per share (100/96.00 of $7.09)		$7.39
Class M :
Net Asset Value and redemption price per share ($26,926 ÷ 3,793 shares) (a)		$7.10
Maximum offering price per share (100/96.00 of $7.10)		$7.40
Class C :
Net Asset Value and offering price per share ($19,788 ÷ 2,785 shares) (a)(b)		$7.10
Investment Grade Bond :
Net Asset Value , offering price and redemption price per share ($5,424,951 ÷ 764,085 shares)		$7.10
Class I :
Net Asset Value , offering price and redemption price per share ($1,323,506 ÷ 186,189 shares)		$7.11
Class Z :
Net Asset Value , offering price and redemption price per share ($1,326,022 ÷ 186,407 shares)		$7.11
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$601
Interest		144,310
Income from Fidelity Central Funds (including $136 from security lending)		7,204
Total Income		152,115
Expenses
Management fee	$12,153
Transfer agent fees	4,115
Distribution and service plan fees	334
Fund wide operations fee	2,097
Independent trustees' fees and expenses	15
Total expenses before reductions	18,714
Expense reductions	(311)
Total expenses after reductions		18,403
Net Investment income (loss)		133,712
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(164,122)
Futures contracts	7,077
Swaps	(1,253)
Total net realized gain (loss)		(158,298)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(120,377)
Fidelity Central Funds	(874)
Futures contracts	(1,538)
Swaps	(746)
TBA Sale commitments	(2,263)
Total change in net unrealized appreciation (depreciation)		(125,798)
Net gain (loss)		(284,096)
Net increase (decrease) in net assets resulting from operations		$(150,384)
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,712	$190,460
Net realized gain (loss)	(158,298)	(168,203)
Change in net unrealized appreciation (depreciation)	(125,798)	(1,154,524)
Net increase (decrease) in net assets resulting from operations	(150,384)	(1,132,267)
Distributions to shareholders	(129,927)	(188,023)
Share transactions - net increase (decrease)	(185,230)	34,833
Total increase (decrease) in net assets	(465,541)	(1,285,457)

Net Assets
Beginning of period	8,749,278	10,034,735
End of period	$8,283,737	$8,749,278

Financial Highlights
Fidelity Advisor® Investment Grade Bond Fund Class A

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.34	$8.48	$8.76	$8.25	$7.71	$7.97
Income from Investment Operations
Net investment income (loss) A,B	.106	.140	.105	.158	.199	.178
Net realized and unrealized gain (loss)	(.253)	(1.142)	(.031)	.518	.565	(.277)
Total from investment operations	(.147)	(1.002)	.074	.676	.764	(.099)
Distributions from net investment income	(.103)	(.134)	(.101)	(.166)	(.224)	(.161)
Distributions from net realized gain	-	(.004)	(.253)	-	-	-
Total distributions	(.103)	(.138)	(.354)	(.166)	(.224)	(.161)
Net asset value, end of period	$7.09	$7.34	$8.48	$8.76	$8.25	$7.71
Total Return C,D,E	(2.00)%	(11.91)%	.89%	8.30%	10.11%	(1.25)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.75%	.75%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.76% H	.75%	.75%	.76%	.77%	.77%
Expenses net of all reductions	.76% H	.75%	.75%	.76%	.77%	.77%
Net investment income (loss)	3.00% H	1.76%	1.24%	1.88%	2.55%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$163	$162	$209	$168	$72	$88
Portfolio turnover rate I	132% H	75%	40%	118% J	59% J	56% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Investment Grade Bond Fund Class M

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.34	$8.48	$8.77	$8.26	$7.72	$7.98
Income from Investment Operations
Net investment income (loss) A,B	.106	.140	.106	.158	.199	.178
Net realized and unrealized gain (loss)	(.243)	(1.142)	(.041)	.519	.564	(.279)
Total from investment operations	(.137)	(1.002)	.065	.677	.763	(.101)
Distributions from net investment income	(.103)	(.134)	(.102)	(.167)	(.223)	(.159)
Distributions from net realized gain	-	(.004)	(.253)	-	-	-
Total distributions	(.103)	(.138)	(.355)	(.167)	(.223)	(.159)
Net asset value, end of period	$7.10	$7.34	$8.48	$8.77	$8.26	$7.72
Total Return C,D,E	(1.86)%	(11.91)%	.78%	8.30%	10.09%	(1.26)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.75%	.74%	.75%	.77%	.79%
Expenses net of fee waivers, if any	.76% H	.75%	.74%	.75%	.77%	.79%
Expenses net of all reductions	.76% H	.75%	.74%	.75%	.77%	.79%
Net investment income (loss)	3.00% H	1.76%	1.25%	1.88%	2.54%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$27	$27	$34	$36	$22	$20
Portfolio turnover rate I	132% H	75%	40%	118% J	59% J	56% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Investment Grade Bond Fund Class C

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.35	$8.49	$8.77	$8.26	$7.72	$7.99
Income from Investment Operations
Net investment income (loss) A,B	.078	.079	.040	.093	.140	.119
Net realized and unrealized gain (loss)	(.253)	(1.142)	(.031)	.518	.564	(.288)
Total from investment operations	(.175)	(1.063)	.009	.611	.704	(.169)
Distributions from net investment income	(.075)	(.073)	(.036)	(.101)	(.164)	(.101)
Distributions from net realized gain	-	(.004)	(.253)	-	-	-
Total distributions	(.075)	(.077)	(.289)	(.101)	(.164)	(.101)
Net asset value, end of period	$7.10	$7.35	$8.49	$8.77	$8.26	$7.72
Total Return C,D,E	(2.37)%	(12.57)%	.12%	7.46%	9.26%	(2.12)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.54% H	1.53%	1.52%	1.53%	1.54%	1.54%
Expenses net of fee waivers, if any	1.54% H	1.53%	1.52%	1.53%	1.54%	1.54%
Expenses net of all reductions	1.54% H	1.53%	1.52%	1.53%	1.54%	1.54%
Net investment income (loss)	2.22% H	.99%	.47%	1.10%	1.78%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$20	$22	$35	$37	$16	$22
Portfolio turnover rate I	132% H	75%	40%	118% J	59% J	56% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Investment Grade Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.35	$8.48	$8.77	$8.26	$7.72	$7.98
Income from Investment Operations
Net investment income (loss) A,B	.117	.164	.131	.184	.225	.203
Net realized and unrealized gain (loss)	(.253)	(1.132)	(.041)	.518	.564	(.277)
Total from investment operations	(.136)	(.968)	.090	.702	.789	(.074)
Distributions from net investment income	(.114)	(.158)	(.127)	(.192)	(.249)	(.186)
Distributions from net realized gain	-	(.004)	(.253)	-	-	-
Total distributions	(.114)	(.162)	(.380)	(.192)	(.249)	(.186)
Net asset value, end of period	$7.10	$7.35	$8.48	$8.77	$8.26	$7.72
Total Return C,D	(1.84)%	(11.52)%	1.07%	8.63%	10.45%	(.93)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.31% G	2.06%	1.54%	2.19%	2.87%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$5,425	$5,715	$6,910	$6,527	$7,638	$11,730
Portfolio turnover rate H	132% G	75%	40%	118% I	59% I	56% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Investment Grade Bond Fund Class I

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.35	$8.49	$8.78	$8.27	$7.73	$7.99
Income from Investment Operations
Net investment income (loss) A,B	.115	.161	.127	.183	.221	.199
Net realized and unrealized gain (loss)	(.243)	(1.143)	(.041)	.517	.564	(.277)
Total from investment operations	(.128)	(.982)	.086	.700	.785	(.078)
Distributions from net investment income	(.112)	(.154)	(.123)	(.190)	(.245)	(.182)
Distributions from net realized gain	-	(.004)	(.253)	-	-	-
Total distributions	(.112)	(.158)	(.376)	(.190)	(.245)	(.182)
Net asset value, end of period	$7.11	$7.35	$8.49	$8.78	$8.27	$7.73
Total Return C,D	(1.73)%	(11.67)%	1.03%	8.58%	10.38%	(.98)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.51% G	.49%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.51% G	.49%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.51% G	.49%	.49%	.49%	.50%	.50%
Net investment income (loss)	3.25% G	2.02%	1.50%	2.15%	2.82%	2.56%
Supplemental Data
Net assets, end of period (in millions)	$1,324	$1,194	$1,548	$1,324	$1,452	$1,059
Portfolio turnover rate H	132% G	75%	40%	118% I	59% I	56% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Investment Grade Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$7.36	$8.50	$8.78	$8.27	$7.68
Income from Investment Operations
Net investment income (loss) B,C	.120	.170	.138	.193	.197
Net realized and unrealized gain (loss)	(.253)	(1.141)	(.030)	.517	.629
Total from investment operations	(.133)	(.971)	.108	.710	.826
Distributions from net investment income	(.117)	(.165)	(.135)	(.200)	(.236)
Distributions from net realized gain	-	(.004)	(.253)	-	-
Total distributions	(.117)	(.169)	(.388)	(.200)	(.236)
Net asset value, end of period	$7.11	$7.36	$8.50	$8.78	$8.27
Total Return D,E	(1.79)%	(11.53)%	1.28%	8.71%	10.97%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.40%	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%	.36% H
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36% H
Net investment income (loss)	3.40% H	2.15%	1.63%	2.28%	2.83% H
Supplemental Data
Net assets, end of period (in millions)	$1,326	$1,628	$1,298	$1,142	$74
Portfolio turnover rate I	132% H	75%	40%	118% J	59% J

A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Investment Grade Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Investment Grade Bond Fund	$138

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the Fidelity Central Funds, futures contracts, swaps, market discount, deferred Trustee compensation, capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,756
Gross unrealized depreciation	(887,042)
Net unrealized appreciation (depreciation)	$(878,286)
Tax cost	$9,696,936

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(230,518)
Long-term	(122,822)
Total capital loss carryforward	$(353,340)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Investment Grade Bond Fund
Credit Risk
Swaps	(97)	2
Total Credit Risk	(97)	2
Interest Rate Risk
Futures Contracts	7,077	(1,538)
Swaps	(1,156)	(748)
Total Interest Rate Risk	5,921	(2,286)
Totals	$5,824	$(2,284)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Fund	3,178,064	3,203,865

6. Fees and Other Transactions with Affiliates.
Management Fee   and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$199	$8
Class M	- %	.25%	33	- (a)
Class C	.75%	.25%	102	9
			$334	$17

(a)        In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9
Class M	1
Class C A	- B
$10

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B   In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond and Class Z. FIIOC receives an asset-based fee of Investment Grade Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$124.16
Class M	21.16
Class C	18.18
Investment Grade Bond	2,649.10
Class I	942.16
Class Z	361.05
	$4,115
A   Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Investment Grade Bond Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Investment Grade Bond Fund	2

Prior Fiscal Year Affiliated Exchanges In-Kind.   During the prior period, the Fund redeemed 9,709 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments, including accrued interest and cash, if any, with a value of $981,238. The net realized loss of $77,627 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares is included in "Net realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.

8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Investment Grade Bond Fund	$14	$-	$-

10. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example   the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$307

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense Reduction
Class M	$- A
A In the amount of less than five hundred dollars.

11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Investment Grade Bond Fund
Distributions to shareholders
Class A	$2,294	$3,220
Class M	381	527
Class C	216	259
Investment Grade Bond	84,535	126,887
Class I	18,894	26,760
Class Z	23,607	30,370
Total	$129,927	$188,023

12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Investment Grade Bond Fund
Class A
Shares sold	3,332	5,346	$23,743	$42,829
Reinvestment of distributions	311	395	2,204	3,101
Shares redeemed	(2,821)	(8,356)	(20,058)	(66,378)
Net increase (decrease)	822	(2,615)	$5,889	$(20,448)
Class M
Shares sold	579	488	$4,130	$3,829
Reinvestment of distributions	53	65	373	511
Shares redeemed	(561)	(871)	(3,997)	(6,967)
Net increase (decrease)	71	(318)	$506	$(2,627)
Class C
Shares sold	335	368	$2,402	$2,924
Reinvestment of distributions	29	31	203	240
Shares redeemed	(578)	(1,496)	(4,102)	(11,957)
Net increase (decrease)	(214)	(1,097)	$(1,497)	$(8,793)
Investment Grade Bond
Shares sold	197,491	411,767	$1,384,658	$3,214,031
Reinvestment of distributions	9,460	13,441	67,001	105,818
Shares redeemed	(220,932)	(461,552)	(1,562,562)	(3,623,475)
Net increase (decrease)	(13,981)	(36,344)	$(110,903)	$(303,626)
Class I
Shares sold	66,968	94,072	$479,745	$742,572
Reinvestment of distributions	2,425	3,094	17,203	24,419
Shares redeemed	(45,578)	(117,061)	(323,521)	(925,766)
Net increase (decrease)	23,815	(19,895)	$173,427	$(158,775)
Class Z
Shares sold	57,315	157,877	$408,845	$1,228,855
Reinvestment of distributions	1,791	1,848	12,687	14,403
Shares redeemed	(93,954)	(91,232)	(674,184)	(714,156)
Net increase (decrease)	(34,848)	68,493	$(252,652)	$529,102

13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
15. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity® Investment Grade Bond Fund
Class A	.76%
Actual		$ 1,000	$ 980.00	$ 3.73
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Class M	.76%
Actual		$ 1,000	$ 981.40	$ 3.73
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Class C	1.54%
Actual		$ 1,000	$ 976.30	$ 7.55
Hypothetical- B		$ 1,000	$ 1,017.16	$ 7.70
Fidelity® Investment Grade Bond Fund	.45%
Actual		$ 1,000	$ 981.60	$ 2.21
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26
Class I	.51%
Actual		$ 1,000	$ 982.70	$ 2.51
Hypothetical- B		$ 1,000	$ 1,022.27	$ 2.56
Class Z	.36%
Actual		$ 1,000	$ 982.10	$ 1.77
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv)  broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2022.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2021 and above the ASPG competitive median for 2021. The Board considered that, when compared to a subset of the ASPG that excludes funds in a fund complex with a unique at-cost service model, the retail class would not be above the ASPG competitive median for 2021. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable by the retail class of the fund except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2023.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.538655.125
IGB-SANN-0423
Fidelity® SAI Total Bond Fund

Semi-Annual Report
February 28, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.0)%*
Percentages shown as 0.0% may reflect amounts less than 0.05%.
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.0)%*
Foreign investments - 14.2%
Futures and Swaps - 0.3%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.6%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		11,248,000	10,331,114
3.375% 8/15/26		14,551,000	9,299,255
			19,630,369
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		521,057	3,190,328
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		899,094	5,504,973
			8,695,301
TOTAL CONVERTIBLE BONDS			28,325,670
Nonconvertible Bonds - 35.5%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.0%
Altice France SA:
5.125% 1/15/29(d)		6,850,000	5,258,424
5.125% 7/15/29(d)		4,520,000	3,487,728
5.5% 1/15/28(d)		2,480,000	2,042,702
5.5% 10/15/29(d)		2,400,000	1,871,254
8.125% 2/1/27(d)		40,000	37,342
AT&T, Inc.:
2.55% 12/1/33		3,443,000	2,636,130
3.8% 12/1/57		8,798,000	6,176,756
3.85% 6/1/60		20,000,000	13,994,781
4.3% 2/15/30		5,781,000	5,423,013
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		17,754,000	15,996,354
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		565,000	460,566
5.625% 9/15/28(d)		445,000	331,525
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		300,000	230,400
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (d)		40,000	37,002
Consolidated Communications, Inc.:
5% 10/1/28(d)		690,000	458,912
6.5% 10/1/28(d)		20,000	14,600
Frontier Communications Holdings LLC:
5% 5/1/28(d)		4,540,000	3,983,850
5.875% 10/15/27(d)		1,469,000	1,364,848
5.875% 11/1/29		1,760,000	1,409,302
6% 1/15/30(d)		20,000	15,975
6.75% 5/1/29(d)		20,000	16,804
8.75% 5/15/30(d)		1,505,000	1,521,931
Holdco SASU:
6.5% 10/15/26(d)		20,000	18,692
7% 10/15/28(d)		20,000	18,370
IHS Holding Ltd. 5.625% 11/29/26 (d)		720,000	610,785
Iliad SA 1.875% 2/11/28 (Reg. S)	EUR	900,000	780,748
Level 3 Financing, Inc.:
3.4% 3/1/27(d)		520,000	436,455
3.625% 1/15/29(d)		440,000	282,339
3.75% 7/15/29(d)		20,000	12,572
4.25% 7/1/28(d)		6,470,000	4,415,775
4.625% 9/15/27(d)		2,020,000	1,509,950
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		1,205,000	837,475
Lumen Technologies, Inc.:
4% 2/15/27(d)		40,000	30,716
4.5% 1/15/29(d)		6,475,000	3,422,038
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		670,000	572,557
5% 10/19/25(d)		360,000	359,640
Sable International Finance Ltd. 5.75% 9/7/27 (d)		2,080,000	1,910,740
Sprint Capital Corp.:
6.875% 11/15/28		2,999,000	3,144,452
8.75% 3/15/32		4,169,000	4,963,153
Telecom Italia Capital SA:
6% 9/30/34		1,165,000	973,358
7.2% 7/18/36		1,334,000	1,171,759
7.721% 6/4/38		300,000	273,000
Telecom Italia SpA 5.303% 5/30/24 (d)		20,000	19,477
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		1,099,000	988,320
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		4,000,000	3,732,200
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		1,286,000	1,207,072
Verizon Communications, Inc.:
2.1% 3/22/28		11,222,000	9,685,743
2.355% 3/15/32		51,205,000	40,254,922
2.55% 3/21/31		30,387,000	24,856,196
2.987% 10/30/56		12,327,000	7,552,117
3% 3/22/27		2,669,000	2,466,067
4.862% 8/21/46		14,509,000	13,102,515
5.012% 4/15/49		324,000	297,231
Windstream Escrow LLC 7.75% 8/15/28 (d)		6,455,000	5,275,026
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		1,390,000	1,066,304
6.125% 3/1/28(d)		4,239,000	2,670,316
			205,688,279
Entertainment - 0.2%
Live Nation Entertainment, Inc.:
4.75% 10/15/27(d)		20,000	18,011
4.875% 11/1/24(d)		20,000	19,400
6.5% 5/15/27(d)		20,000	19,665
Roblox Corp. 3.875% 5/1/30 (d)		5,005,000	4,114,661
The Walt Disney Co.:
3.6% 1/13/51		20,000,000	15,499,291
3.8% 3/22/30		20,840,000	19,377,420
WMG Acquisition Corp.:
3% 2/15/31(d)		20,000	15,707
3.75% 12/1/29(d)		20,000	16,883
			39,081,038
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		815,000	723,508
2.375% 10/9/30		345,000	280,475
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		350,000	314,300
2.39% 6/3/30(d)		435,000	354,038
2.88% 4/22/31(d)		285,000	235,713
3.975% 4/11/29(d)		260,000	238,144
			2,146,178
Media - 2.0%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		4,735,000	3,618,061
Altice Financing SA:
5% 1/15/28(d)		3,079,000	2,555,201
5.75% 8/15/29(d)		10,810,000	8,840,526
Altice France Holding SA:
6% 2/15/28(d)		6,304,000	4,334,000
10.5% 5/15/27(d)		20,000	16,519
AMC Networks, Inc.:
4.25% 2/15/29		20,000	14,700
4.75% 8/1/25		20,000	18,914
Block Communications, Inc. 4.875% 3/1/28 (d)		500,000	437,442
Cable Onda SA 4.5% 1/30/30 (d)		1,750,000	1,409,844
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		4,059,000	3,258,159
4.25% 1/15/34(d)		2,295,000	1,717,928
4.5% 8/15/30(d)		6,560,000	5,395,731
4.5% 5/1/32		4,714,000	3,730,895
4.5% 6/1/33(d)		7,745,000	6,025,629
4.75% 3/1/30(d)		2,440,000	2,051,967
4.75% 2/1/32(d)		1,225,000	992,250
5% 2/1/28(d)		2,475,000	2,242,969
5.125% 5/1/27(d)		1,040,000	962,281
5.375% 6/1/29(d)		3,020,000	2,693,689
6.375% 9/1/29(d)		20,000	18,647
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		2,000,000	1,177,894
3.9% 6/1/52		22,000,000	13,902,461
4.4% 4/1/33		14,572,000	12,463,785
4.8% 3/1/50		5,000,000	3,654,309
4.908% 7/23/25		7,411,000	7,251,703
5.25% 4/1/53		30,184,000	23,603,276
5.375% 5/1/47		18,624,000	14,836,883
5.5% 4/1/63		20,184,000	15,688,877
6.484% 10/23/45		5,093,000	4,607,880
6.834% 10/23/55		2,000,000	1,881,014
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(d)		20,000	17,850
7.5% 6/1/29(d)		20,000	16,200
Comcast Corp. 6.45% 3/15/37		797,000	873,508
CSC Holdings LLC:
3.375% 2/15/31(d)		40,000	27,432
4.125% 12/1/30(d)		1,490,000	1,076,793
4.5% 11/15/31(d)		630,000	447,286
4.625% 12/1/30(d)		5,147,000	2,771,016
5% 11/15/31(d)		20,000	10,650
5.25% 6/1/24		40,000	38,754
5.375% 2/1/28(d)		4,305,000	3,590,801
5.5% 4/15/27(d)		20,000	17,399
5.75% 1/15/30(d)		2,495,000	1,428,961
6.5% 2/1/29(d)		40,000	33,904
7.5% 4/1/28(d)		4,279,000	2,865,689
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		8,145,000	913,869
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)		560,000	500,650
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	6,524,291
4.65% 5/15/50		20,572,000	15,086,773
DISH DBS Corp.:
5.125% 6/1/29		20,000	11,818
5.25% 12/1/26(d)		60,000	50,250
5.75% 12/1/28(d)		3,105,000	2,480,274
5.875% 11/15/24		540,000	503,917
7.375% 7/1/28		20,000	13,682
7.75% 7/1/26		40,000	31,050
DISH Network Corp. 11.75% 11/15/27 (d)		5,130,000	5,197,844
Dolya Holdco 18 DAC 5% 7/15/28 (d)		1,220,000	1,058,970
Fox Corp.:
4.03% 1/25/24		2,489,000	2,456,354
4.709% 1/25/29		3,602,000	3,439,520
5.476% 1/25/39		3,552,000	3,264,196
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		810,000	601,387
Gray Television, Inc. 7% 5/15/27 (d)		20,000	18,113
iHeartCommunications, Inc. 8.375% 5/1/27		40,000	35,200
Lagardere S.C.A.:
1.75% 10/7/27 (Reg. S)	EUR	1,100,000	1,105,297
2.125% 10/16/26 (Reg. S)	EUR	1,100,000	1,111,896
Lamar Media Corp.:
3.625% 1/15/31		20,000	16,473
3.75% 2/15/28		20,000	17,704
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		2,590,000	2,177,413
6.75% 10/15/27(d)		20,000	18,546
Magallanes, Inc.:
3.428% 3/15/24(d)		8,648,000	8,440,290
3.638% 3/15/25(d)		4,736,000	4,517,392
3.755% 3/15/27(d)		9,262,000	8,496,352
4.054% 3/15/29(d)		3,210,000	2,870,559
4.279% 3/15/32(d)		46,121,000	39,816,774
5.05% 3/15/42(d)		7,082,000	5,737,381
5.141% 3/15/52(d)		41,680,000	32,673,110
Mcgraw-Hill Education, Inc. 5.75% 8/1/28 (d)		40,000	35,032
Midas Opco Holdings LLC 5.625% 8/15/29 (d)		40,000	34,400
News Corp.:
3.875% 5/15/29(d)		20,000	17,139
5.125% 2/15/32(d)		1,245,000	1,104,883
Nexstar Broadcasting, Inc.:
4.75% 11/1/28(d)		530,000	463,363
5.625% 7/15/27(d)		680,000	631,538
Outfront Media Capital LLC / Corp.:
4.625% 3/15/30(d)		20,000	16,351
5% 8/15/27(d)		20,000	18,050
Paramount Global 6.375% 3/30/62 (e)		40,000	34,464
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		3,935,000	2,936,300
6.5% 9/15/28(d)		5,929,000	2,788,577
Sinclair Television Group, Inc.:
4.125% 12/1/30(d)		20,000	15,564
5.5% 3/1/30(d)		1,260,000	929,200
Sirius XM Radio, Inc.:
3.125% 9/1/26(d)		520,000	459,726
3.875% 9/1/31(d)		40,000	31,103
4% 7/15/28(d)		6,945,000	5,937,975
4.125% 7/1/30(d)		4,150,000	3,372,828
5% 8/1/27(d)		1,020,000	935,850
5.5% 7/1/29(d)		715,000	645,288
TEGNA, Inc.:
4.625% 3/15/28		1,410,000	1,254,900
4.75% 3/15/26(d)		20,000	19,000
5% 9/15/29		585,000	519,012
Time Warner Cable LLC:
4.5% 9/15/42		10,467,000	7,810,902
5.5% 9/1/41		4,708,000	3,963,505
5.875% 11/15/40		6,004,000	5,302,153
6.55% 5/1/37		17,014,000	16,294,932
7.3% 7/1/38		14,056,000	14,087,558
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (f)		2,133,000	977,597
Univision Communications, Inc.:
4.5% 5/1/29(d)		1,620,000	1,366,369
5.125% 2/15/25(d)		20,000	19,472
6.625% 6/1/27(d)		5,730,000	5,439,947
7.375% 6/30/30(d)		20,000	18,968
UPC Broadband Finco BV 4.875% 7/15/31 (d)		40,000	33,771
Videotron Ltd.:
3.625% 6/15/29(d)		20,000	16,850
5.125% 4/15/27(d)		20,000	18,700
Virgin Media Secured Finance PLC:
4.5% 8/15/30(d)		4,900,000	4,055,779
5.5% 5/15/29(d)		40,000	36,246
VTR Finance BV 6.375% 7/15/28 (d)		450,000	193,275
VZ Secured Financing BV 5% 1/15/32 (d)		40,000	32,904
Ziggo BV 4.875% 1/15/30 (d)		1,285,000	1,086,677
			394,763,170
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (d)		930,000	847,346
Bharti Airtel International BV 5.35% 5/20/24 (d)		1,045,000	1,038,260
CT Trust 5.125% 2/3/32 (d)		1,265,000	994,606
Digicel Group Ltd. 6.75% 3/1/23 (d)		404,000	157,510
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		4,488,000	3,904,529
Millicom International Cellular SA:
4.5% 4/27/31(d)		4,625,000	3,734,688
5.125% 1/15/28(d)		441,000	387,749
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		405,000	390,521
6.5% 10/13/26(d)		456,000	449,958
Rogers Communications, Inc.:
3.2% 3/15/27(d)		9,947,000	9,145,952
3.8% 3/15/32(d)		8,681,000	7,582,671
Sprint Corp.:
7.125% 6/15/24		5,015,000	5,078,189
7.625% 2/15/25		2,380,000	2,437,847
7.625% 3/1/26		3,560,000	3,697,064
7.875% 9/15/23		1,345,000	1,357,561
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		10,000,000	7,840,891
3.5% 4/15/31		3,210,000	2,778,856
3.75% 4/15/27		12,950,000	12,174,761
3.875% 4/15/30		23,000,000	20,855,185
4.375% 4/15/40		2,795,000	2,375,126
4.5% 4/15/50		5,491,000	4,554,973
VimpelCom Holdings BV 7.25% 12/26/23 (d)		625,000	603,125
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(e)	GBP	2,300,000	2,636,527
6.25% 10/3/78 (Reg. S)(e)		2,515,000	2,433,263
7% 4/4/79(e)		60,000	58,818
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		310,000	203,825
5.125% 1/15/28(d)		1,108,000	776,281
			98,496,082
TOTAL COMMUNICATION SERVICES			740,174,747

CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
Adient Global Holdings Ltd. 0% 4/15/28 (d)(g)		385,000	385,963
Allison Transmission, Inc.:
3.75% 1/30/31(d)		660,000	547,800
4.75% 10/1/27(d)		520,000	482,270
American Axle & Manufacturing, Inc.:
5% 10/1/29		20,000	16,133
6.5% 4/1/27		20,000	18,486
Clarios Global LP 6.75% 5/15/25 (d)		40,000	39,765
Dana Financing Luxembourg SARL 5.75% 4/15/25 (d)		520,000	507,098
Dana, Inc.:
4.25% 9/1/30		520,000	420,040
5.375% 11/15/27		500,000	461,360
5.625% 6/15/28		20,000	18,100
FXI Holdings, Inc. 12.25% 11/15/26 (d)		20,000	17,513
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (d)(e)		255,000	235,156
Metalsa SA de CV 3.75% 5/4/31 (d)		660,000	504,818
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.:
6.25% 5/15/26(d)		40,000	39,260
8.5% 5/15/27(d)		40,000	39,771
The Goodyear Tire & Rubber Co.:
4.875% 3/15/27		20,000	18,554
5% 7/15/29		20,000	17,400
5.25% 4/30/31		20,000	17,150
5.25% 7/15/31		20,000	17,025
Tupy Overseas SA 4.5% 2/16/31 (d)		295,000	228,773
Valeo SA 1% 8/3/28 (Reg. S)	EUR	1,800,000	1,519,284
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	800,000	768,102
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,800,000	1,635,511
ZF North America Capital, Inc. 4.75% 4/29/25 (d)		1,525,000	1,456,772
			9,412,104
Automobiles - 0.2%
Aston Martin Capital Holdings Ltd. 10.5% 11/30/25 (d)		40,000	39,900
Ford Motor Co.:
3.25% 2/12/32		1,840,000	1,390,651
4.346% 12/8/26		520,000	496,401
4.75% 1/15/43		640,000	466,999
5.291% 12/8/46		255,000	199,538
6.1% 8/19/32		3,850,000	3,585,531
7.4% 11/1/46		515,000	512,925
General Motors Financial Co., Inc.:
4% 1/15/25		6,564,000	6,361,986
4.25% 5/15/23		1,967,000	1,962,677
5.15% 8/15/26 (Reg. S)	GBP	820,000	969,984
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(e)(h)		6,565,000	6,400,875
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (d)		10,902,000	10,850,218
			33,237,685
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		3,507,000	3,228,302
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		8,765,000	8,525,606
Grand Canyon University 4.125% 10/1/24		20,000	18,800
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,063,544
Service Corp. International:
3.375% 8/15/30		20,000	16,250
4% 5/15/31		2,350,000	1,985,304
4.625% 12/15/27		520,000	484,250
5.125% 6/1/29		2,460,000	2,303,175
Sotheby's 7.375% 10/15/27 (d)		2,845,000	2,683,916
TKC Holdings, Inc. 10.5% 5/15/29 (d)		20,000	12,250
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		3,330,000	3,097,666
			25,419,063
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29(d)		20,000	16,961
3.875% 1/15/28(d)		20,000	17,797
4% 10/15/30(d)		2,149,000	1,774,902
4.375% 1/15/28(d)		20,000	17,881
5.75% 4/15/25(d)		560,000	556,503
Affinity Gaming LLC 6.875% 12/15/27 (d)		3,755,000	3,349,272
Aramark Services, Inc.:
5% 4/1/25(d)		20,000	19,401
5% 2/1/28(d)		1,338,000	1,231,897
6.375% 5/1/25(d)		3,155,000	3,134,461
Boyd Gaming Corp.:
4.75% 12/1/27		20,000	18,750
4.75% 6/15/31(d)		20,000	17,660
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		40,000	34,212
6.25% 7/1/25(d)		2,570,000	2,548,627
7% 2/15/30(d)		2,410,000	2,428,075
8.125% 7/1/27(d)		3,557,000	3,592,570
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		2,625,000	2,620,616
Carnival Corp.:
5.75% 3/1/27(d)		4,340,000	3,558,800
6% 5/1/29(d)		3,870,000	3,001,274
6.65% 1/15/28		225,000	172,442
7.625% 3/1/26(d)		4,300,000	3,872,645
10.5% 2/1/26(d)		500,000	517,790
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)		60,000	64,200
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		20,000	18,575
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		20,000	19,106
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		500,000	432,450
6.75% 1/15/30(d)		2,430,000	2,013,911
Garden SpinCo Corp. 8.625% 7/20/30 (d)		580,000	611,947
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		860,000	666,500
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		2,450,000	2,456,811
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		4,895,000	4,018,746
3.75% 5/1/29(d)		370,000	320,808
4% 5/1/31(d)		2,360,000	2,008,171
4.875% 1/15/30		20,000	18,350
5.75% 5/1/28(d)		230,000	223,055
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		795,000	668,357
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	4,260,000	4,550,206
International Game Technology PLC:
4.125% 4/15/26(d)		20,000	18,650
5.25% 1/15/29(d)		20,000	18,561
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		700,000	637,161
Las Vegas Sands Corp.:
2.9% 6/25/25		520,000	481,969
3.2% 8/8/24		20,000	19,247
3.5% 8/18/26		520,000	475,751
3.9% 8/8/29		20,000	17,438
Life Time, Inc. 8% 4/15/26 (d)		20,000	19,271
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)		1,080,000	834,708
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(d)		225,000	188,827
4.75% 1/15/28		775,000	684,697
McDonald's Corp.:
3.5% 7/1/27		3,551,000	3,348,503
3.6% 7/1/30		4,224,000	3,853,431
Melco Resorts Finance Ltd.:
4.875% 6/6/25(d)		20,000	18,650
5.375% 12/4/29(d)		40,000	33,060
5.625% 7/17/27(d)		20,000	17,677
MGM China Holdings Ltd.:
5.25% 6/18/25(d)		20,000	18,778
5.375% 5/15/24(d)		20,000	19,429
5.875% 5/15/26(d)		20,000	18,560
MGM Resorts International:
4.625% 9/1/26		20,000	18,631
5.75% 6/15/25		20,000	19,640
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,450,000	1,359,647
NCL Corp. Ltd.:
3.625% 12/15/24(d)		20,000	18,782
5.875% 3/15/26(d)		690,000	596,850
5.875% 2/15/27(d)		20,000	18,550
7.75% 2/15/29(d)		1,480,000	1,288,340
NCL Finance Ltd. 6.125% 3/15/28 (d)		475,000	395,438
Premier Entertainment Sub LLC 5.875% 9/1/31 (d)		20,000	14,412
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(d)		2,850,000	2,500,676
5.375% 7/15/27(d)		1,095,000	962,432
5.5% 8/31/26(d)		3,920,000	3,601,774
5.5% 4/1/28(d)		3,635,000	3,168,266
7.25% 1/15/30(d)		640,000	642,800
11.625% 8/15/27(d)		520,000	554,866
Scientific Games Corp.:
7% 5/15/28(d)		20,000	19,548
7.25% 11/15/29(d)		20,000	19,650
8.625% 7/1/25(d)		20,000	20,446
Six Flags Entertainment Corp.:
4.875% 7/31/24(d)		20,000	19,650
5.5% 4/15/27(d)		20,000	18,887
Station Casinos LLC 4.5% 2/15/28 (d)		1,190,000	1,051,008
Studio City Finance Ltd.:
5% 1/15/29(d)		20,000	15,400
6% 7/15/25(d)		20,000	18,035
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		352,000	331,894
Times Square Hotel Trust 8.528% 8/1/26 (d)		375,180	372,428
Viking Cruises Ltd. 5.875% 9/15/27 (d)		20,000	17,151
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		475,000	407,769
Voc Escrow Ltd. 5% 2/15/28 (d)		1,115,000	982,259
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	2,210,000	2,284,191
3.375% 10/16/25 (Reg. S)	GBP	3,300,000	3,724,056
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		1,345,000	1,218,185
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27(d)		2,427,000	2,260,296
5.5% 3/1/25(d)		40,000	38,812
Wynn Macau Ltd.:
4.875% 10/1/24(d)		20,000	19,100
5.5% 1/15/26(d)		20,000	18,150
5.625% 8/26/28(d)		40,000	33,800
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29(d)		20,000	17,892
7.125% 2/15/31(d)		640,000	638,720
Yum! Brands, Inc.:
3.625% 3/15/31		660,000	552,143
4.625% 1/31/32		2,610,000	2,307,083
4.75% 1/15/30(d)		520,000	473,850
5.375% 4/1/32		510,000	472,510
			93,832,114
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		280,000	245,073
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		690,000	566,173
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.25% 9/15/27 (d)		20,000	17,435
Newell Brands, Inc.:
4.45% 4/1/26		660,000	623,898
4.875% 6/1/25		20,000	19,381
5.75% 4/1/46(i)		510,000	409,627
6.375% 9/15/27		620,000	616,609
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		565,000	562,232
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,950,000	1,658,741
TopBuild Corp. 4.125% 2/15/32 (d)		990,000	812,908
TRI Pointe Homes, Inc. 5.7% 6/15/28		255,000	237,041
			5,769,118
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		435,000	345,771
JD.com, Inc. 3.375% 1/14/30		1,420,000	1,256,189
Match Group Holdings II LLC:
3.625% 10/1/31(d)		385,000	301,263
4.125% 8/1/30(d)		3,275,000	2,714,901
5% 12/15/27(d)		2,095,000	1,950,969
Meituan:
2.125% 10/28/25(d)		995,000	893,821
3.05% 10/28/30(d)		665,000	510,097
Prosus NV:
3.68% 1/21/30(d)		840,000	694,470
4.027% 8/3/50(d)		1,110,000	695,346
4.193% 1/19/32(d)		455,000	373,328
QVC, Inc.:
4.45% 2/15/25		20,000	16,150
4.75% 2/15/27		20,000	12,800
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		20,000	13,460
Uber Technologies, Inc.:
4.5% 8/15/29(d)		2,425,000	2,143,894
6.25% 1/15/28(d)		20,000	19,685
7.5% 5/15/25(d)		3,220,000	3,252,641
7.5% 9/15/27(d)		20,000	20,278
8% 11/1/26(d)		4,925,000	4,999,990
			20,215,053
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24		8,864,000	8,495,335
Mattel, Inc.:
3.375% 4/1/26(d)		3,205,000	2,940,588
3.75% 4/1/29(d)		4,375,000	3,784,375
5.45% 11/1/41		510,000	428,400
5.875% 12/15/27(d)		2,075,000	2,026,341
			17,675,039
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	7,731,000	9,013,728
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	2,645,000	2,874,520
4.5% 7/10/27 (Reg. S)	GBP	700,000	755,002
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125% 4/1/26 (d)		40,000	38,600
Nordstrom, Inc.:
4.25% 8/1/31		1,180,000	863,418
4.375% 4/1/30		775,000	611,281
			14,156,549
Specialty Retail - 0.5%
Asbury Automotive Group, Inc.:
4.625% 11/15/29(d)		20,000	17,391
4.75% 3/1/30		20,000	17,327
AutoNation, Inc. 4.75% 6/1/30		1,671,000	1,552,262
AutoZone, Inc.:
3.625% 4/15/25		2,398,000	2,313,785
4% 4/15/30		11,145,000	10,241,733
4.75% 8/1/32		15,000,000	14,313,809
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		40,000	37,889
6.694% 1/15/27		480,000	475,191
Carvana Co.:
4.875% 9/1/29(d)		1,190,000	562,899
5.5% 4/15/27(d)		1,550,000	790,184
5.875% 10/1/28(d)		910,000	437,509
10.25% 5/1/30(d)		240,000	149,940
Foot Locker, Inc. 4% 10/1/29 (d)		2,490,000	2,047,032
Gap, Inc. 3.875% 10/1/31 (d)		20,000	14,349
Jaguar Land Rover Automotive PLC 7.75% 10/15/25 (d)		20,000	19,700
LBM Acquisition LLC 6.25% 1/15/29 (d)		2,695,000	1,920,080
Lithia Motors, Inc.:
3.875% 6/1/29(d)		20,000	16,711
4.625% 12/15/27(d)		20,000	18,160
Lowe's Companies, Inc.:
3.35% 4/1/27		1,437,000	1,344,400
3.75% 4/1/32		27,423,000	24,292,506
4.25% 4/1/52		18,092,000	14,245,344
4.45% 4/1/62		20,496,000	16,055,880
4.5% 4/15/30		8,031,000	7,649,740
Michaels Companies, Inc.:
5.25% 5/1/28(d)		1,020,000	848,875
7.875% 5/1/29(d)		825,000	620,813
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,325,878
Penske Automotive Group, Inc.:
3.5% 9/1/25		20,000	18,701
3.75% 6/15/29		20,000	16,807
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (d)		20,000	19,510
Sally Holdings LLC 5.625% 12/1/25		1,360,000	1,326,000
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,900,000	1,578,122
			105,288,527
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc.:
4.125% 8/15/31(d)		840,000	688,800
4.25% 3/15/29(d)		500,000	428,750
Hanesbrands, Inc. 4.875% 5/15/26 (d)		520,000	480,212
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		410,000	347,475
Levi Strauss & Co. 3.5% 3/1/31 (d)		1,670,000	1,365,225
The William Carter Co. 5.625% 3/15/27 (d)		500,000	480,578
Under Armour, Inc. 3.25% 6/15/26		1,000,000	890,500
Wolverine World Wide, Inc. 4% 8/15/29 (d)		2,280,000	1,836,403
			6,517,943
TOTAL CONSUMER DISCRETIONARY			331,523,195

CONSUMER STAPLES - 2.1%
Beverages - 1.0%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		30,000,000	27,518,225
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	12,305,428
4.9% 2/1/46		16,343,000	14,991,012
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	175,000	223,758
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		18,100,000	16,482,673
4.35% 6/1/40		7,470,000	6,556,330
4.5% 6/1/50		20,000,000	17,616,361
4.75% 4/15/58		10,214,000	9,146,021
5.45% 1/23/39		9,200,000	9,169,682
5.55% 1/23/49		21,036,000	21,165,606
5.8% 1/23/59 (Reg. S)		22,287,000	23,043,164
Central American Bottling Corp. 5.25% 4/27/29 (d)		845,000	774,231
Constellation Brands, Inc. 4.75% 5/9/32		20,000,000	19,023,174
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		2,595,000	2,222,566
The Coca-Cola Co.:
3.375% 3/25/27		13,095,000	12,494,719
3.45% 3/25/30		7,303,000	6,716,343
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		6,830,000	5,443,852
			204,893,145
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(d)		345,000	316,567
3.5% 3/15/29(d)		5,675,000	4,803,178
4.625% 1/15/27(d)		20,000	18,800
4.875% 2/15/30(d)		1,860,000	1,669,029
C&S Group Enterprises LLC 5% 12/15/28 (d)		2,070,000	1,594,176
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		1,555,000	1,416,313
Performance Food Group, Inc.:
4.25% 8/1/29(d)		20,000	17,463
5.5% 10/15/27(d)		1,314,000	1,246,053
6.875% 5/1/25(d)		500,000	501,078
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		522,000	491,410
Sysco Corp.:
5.95% 4/1/30		4,765,000	4,939,506
6.6% 4/1/50		7,190,000	7,889,875
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	2,850,000	3,326,513
U.S. Foods, Inc.:
4.625% 6/1/30(d)		580,000	506,598
4.75% 2/15/29(d)		1,655,000	1,491,536
United Natural Foods, Inc. 6.75% 10/15/28 (d)		255,000	241,369
			30,469,464
Food Products - 0.6%
Adecoagro SA 6% 9/21/27 (d)		990,000	913,461
B&G Foods, Inc. 5.25% 4/1/25		20,000	18,100
Camposol SA 6% 2/3/27 (d)		325,000	204,750
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		510,000	444,562
Darling Ingredients, Inc.:
5.25% 4/15/27(d)		20,000	19,243
6% 6/15/30(d)		850,000	821,308
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27(d)		17,765,000	15,545,441
3% 5/15/32(d)		18,025,000	13,741,261
3.625% 1/15/32(d)		27,395,000	21,943,943
5.125% 2/1/28(d)		7,390,000	7,024,047
5.5% 1/15/30(d)		5,555,000	5,228,616
5.75% 4/1/33(d)		15,215,000	14,191,335
JDE Peet's BV 2.25% 9/24/31 (d)		3,800,000	2,897,411
Kraft Heinz Foods Co. 4.875% 10/1/49		20,000,000	17,561,917
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		3,330,000	2,922,377
4.375% 1/31/32(d)		660,000	580,632
Pilgrim's Pride Corp.:
3.5% 3/1/32		640,000	494,562
4.25% 4/15/31		810,000	676,350
5.875% 9/30/27(d)		520,000	509,600
Post Holdings, Inc.:
4.5% 9/15/31(d)		40,000	33,683
4.625% 4/15/30(d)		1,275,000	1,105,451
5.5% 12/15/29(d)		2,009,000	1,838,485
5.625% 1/15/28(d)		20,000	19,100
5.75% 3/1/27(d)		1,000,000	973,814
TreeHouse Foods, Inc. 4% 9/1/28		735,000	630,373
			110,339,822
Household Products - 0.0%
Central Garden & Pet Co. 4.125% 10/15/30		20,000	16,663
Energizer Holdings, Inc. 4.375% 3/31/29 (d)		20,000	16,955
			33,618
Personal Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (d)		510,000	504,338
Coty, Inc.:
5% 4/15/26(d)		20,000	19,025
6.5% 4/15/26(d)		20,000	19,614
Edgewell Personal Care Co. 5.5% 6/1/28 (d)		20,000	18,676
Natura Cosmeticos SA 4.125% 5/3/28 (d)		595,000	462,018
Prestige Brands, Inc. 3.75% 4/1/31 (d)		20,000	16,250
			1,039,921
Tobacco - 0.4%
Altria Group, Inc.:
4.25% 8/9/42		10,924,000	8,213,868
4.5% 5/2/43		7,299,000	5,570,576
4.8% 2/14/29		1,994,000	1,912,734
5.375% 1/31/44		13,161,000	11,480,558
5.95% 2/14/49		2,582,000	2,311,965
Imperial Tobacco Finance PLC:
3.5% 7/26/26(d)		8,401,000	7,735,661
4.25% 7/21/25(d)		6,702,000	6,443,065
6.125% 7/27/27(d)		7,555,000	7,615,326
Reynolds American, Inc.:
4.45% 6/12/25		5,354,000	5,209,855
5.7% 8/15/35		1,538,000	1,398,457
5.85% 8/15/45		12,953,000	11,117,718
6.15% 9/15/43		1,637,000	1,500,577
7.25% 6/15/37		1,835,000	1,909,230
			72,419,590
TOTAL CONSUMER STAPLES			419,195,560

ENERGY - 4.6%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (d)		20,000	19,403
CGG SA 8.75% 4/1/27 (d)		1,750,000	1,533,220
Guara Norte SARL 5.198% 6/15/34 (d)		860,489	718,874
Halliburton Co.:
3.8% 11/15/25		86,000	83,172
4.85% 11/15/35		3,103,000	2,892,330
Nabors Industries Ltd. 7.25% 1/15/26 (d)		20,000	19,038
Nabors Industries, Inc. 7.375% 5/15/27 (d)		20,000	19,276
NuStar Logistics LP:
5.625% 4/28/27		20,000	18,618
5.75% 10/1/25		20,000	19,286
Oleoducto Central SA 4% 7/14/27 (d)		1,590,000	1,363,723
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		2,024,000	2,064,480
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		235,000	234,225
6.95% 3/18/30 (Reg. S)		400,000	411,252
Summit Midstream Holdings LLC 8.5% (d)(j)		20,000	18,990
Technip Energies NV 1.125% 5/28/28	EUR	2,655,000	2,354,782
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		903,000	929,268
7.625% 11/7/24(d)		1,750,000	1,780,625
8.375% 11/7/28(d)		260,000	274,300
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		926,250	899,620
Transocean Titan Finance Ltd. 8.375% 2/1/28 (d)		20,000	20,414
Transocean, Inc. 8.75% 2/15/30 (d)		1,605,000	1,633,088
U.S.A. Compression Partners LP:
6.875% 4/1/26		20,000	19,168
6.875% 9/1/27		20,000	18,937
Weatherford International Ltd.:
6.5% 9/15/28(d)		20,000	19,650
8.625% 4/30/30(d)		40,000	39,946
			17,405,685
Multi Industry Energy - 0.0%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		435,000	407,795

Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		20,000	18,000
5.75% 3/1/27(d)		1,140,000	1,076,171
5.75% 1/15/28(d)		20,000	18,775
7.875% 5/15/26(d)		1,140,000	1,151,347
Antero Resources Corp.:
5.375% 3/1/30(d)		20,000	18,210
7.625% 2/1/29(d)		500,000	503,708
Apache Corp.:
4.25% 1/15/30		1,075,000	950,131
5.1% 9/1/40		1,155,000	950,357
Ascent Resources - Utica LLC/ARU Finance Corp. 7% 11/1/26 (d)		20,000	19,411
Buckeye Partners LP 3.95% 12/1/26		20,000	17,684
California Resources Corp. 7.125% 2/1/26 (d)		880,000	886,644
Callon Petroleum Co. 8% 8/1/28 (d)		20,000	19,613
Canadian Natural Resources Ltd.:
2.95% 7/15/30		12,000,000	10,168,038
3.9% 2/1/25		9,072,000	8,779,620
5.85% 2/1/35		3,955,000	3,806,873
Cenovus Energy, Inc.:
3.75% 2/15/52		12,540,000	8,879,443
5.4% 6/15/47		2,296,000	2,066,891
6.75% 11/15/39		1,902,000	1,987,840
Centennial Resource Production LLC:
5.875% 7/1/29(d)		1,855,000	1,660,225
7.75% 2/15/26(d)		910,000	896,350
Cheniere Energy Partners LP:
3.25% 1/31/32		2,435,000	1,951,628
4% 3/1/31		1,285,000	1,107,218
Cheniere Energy, Inc. 4.625% 10/15/28		560,000	519,126
Chesapeake Energy Corp. 6.75% 4/15/29 (d)		20,000	19,375
Citgo Holding, Inc. 9.25% 8/1/24 (d)		675,000	676,557
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		2,900,000	2,799,906
7% 6/15/25(d)		4,260,000	4,193,459
CNX Resources Corp.:
6% 1/15/29(d)		20,000	18,133
7.25% 3/14/27(d)		640,000	634,738
7.375% 1/15/31(d)		1,350,000	1,286,145
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,708,000	1,669,306
Comstock Resources, Inc.:
5.875% 1/15/30(d)		1,545,000	1,328,700
6.75% 3/1/29(d)		1,990,000	1,830,800
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		20,000	17,550
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		8,202,000	7,586,850
5.75% 4/1/25		3,221,000	3,124,250
6% 2/1/29(d)		4,900,000	4,457,530
7.375% 2/1/31(d)		1,235,000	1,203,038
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(d)		940,000	851,203
5.625% 10/15/25(d)		200,000	193,000
CVR Energy, Inc.:
5.25% 2/15/25(d)		3,700,000	3,552,000
5.75% 2/15/28(d)		4,053,000	3,597,240
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	2,006,559
5.125% 5/15/29		7,248,000	6,976,720
5.85% 5/21/43(d)(e)		9,176,000	9,080,570
6.45% 11/3/36(d)		4,987,000	5,064,149
Delek Logistics Partners LP 7.125% 6/1/28 (d)		2,852,000	2,509,760
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		1,870,000	1,861,585
DT Midstream, Inc.:
4.125% 6/15/29(d)		1,185,000	1,016,138
4.375% 6/15/31(d)		660,000	552,750
Ecopetrol SA 8.875% 1/13/33		1,010,000	987,275
EG Global Finance PLC:
6.75% 2/7/25(d)		2,905,000	2,621,763
8.5% 10/30/25(d)		4,875,000	4,389,233
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		2,185,000	1,822,967
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		3,283,000	3,191,281
Enbridge, Inc.:
4% 10/1/23		5,655,000	5,606,758
4.25% 12/1/26		2,805,000	2,689,965
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		2,219,000	2,141,335
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		1,095,000	1,011,506
Energean PLC 6.5% 4/30/27 (d)		770,000	708,400
Energy Transfer LP:
3.75% 5/15/30		24,728,000	21,936,948
3.9% 5/15/24(e)		1,542,000	1,506,672
4.2% 9/15/23		2,098,000	2,083,627
4.25% 3/15/23		2,044,000	2,043,310
4.5% 4/15/24		2,483,000	2,450,807
4.95% 6/15/28		7,159,000	6,914,252
5% 5/15/50		21,347,000	17,492,588
5.25% 4/15/29		4,040,000	3,940,121
5.4% 10/1/47		19,219,000	16,523,277
5.8% 6/15/38		3,992,000	3,740,260
6% 6/15/48		3,699,000	3,402,021
6.125% 12/15/45		900,000	842,418
6.25% 4/15/49		2,774,000	2,638,426
EnLink Midstream LLC:
5.375% 6/1/29		20,000	18,572
5.625% 1/15/28(d)		2,155,000	2,052,638
6.5% 9/1/30(d)		510,000	502,314
EnLink Midstream Partners LP:
4.15% 6/1/25		625,000	599,328
4.85% 7/15/26		1,130,000	1,071,071
EQM Midstream Partners LP:
4% 8/1/24		1,675,000	1,600,077
4.75% 1/15/31(d)		660,000	536,250
5.5% 7/15/28		20,000	17,850
6% 7/1/25(d)		145,000	139,924
6.5% 7/1/27(d)		2,790,000	2,642,381
6.5% 7/15/48		385,000	286,779
7.5% 6/1/27(d)		670,000	656,600
7.5% 6/1/30(d)		2,670,000	2,543,765
Exxon Mobil Corp. 3.482% 3/19/30		31,960,000	29,628,297
FEL Energy VI SARL 5.75% 12/1/40 (d)		383,439	319,113
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		499,316	421,922
2.625% 3/31/36(d)		1,890,000	1,500,188
Genesis Energy LP/Genesis Energy Finance Corp.:
6.5% 10/1/25		20,000	19,293
7.75% 2/1/28		20,000	19,150
GeoPark Ltd. 5.5% 1/17/27 (d)		835,000	702,600
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		615,000	568,900
7% 8/1/27		2,877,000	2,733,150
Golar LNG Ltd. 7% 10/20/25 (d)		1,365,000	1,355,445
Harvest Midstream I LP 7.5% 9/1/28 (d)		765,000	737,735
Hess Corp.:
4.3% 4/1/27		11,010,000	10,538,958
5.6% 2/15/41		10,536,000	9,841,016
5.8% 4/1/47		13,479,000	12,741,849
7.125% 3/15/33		2,041,000	2,193,176
7.3% 8/15/31		4,951,000	5,374,534
7.875% 10/1/29		8,500,000	9,346,781
Hess Midstream Partners LP:
4.25% 2/15/30(d)		800,000	675,504
5.125% 6/15/28(d)		2,915,000	2,674,552
5.5% 10/15/30(d)		640,000	576,000
5.625% 2/15/26(d)		3,025,000	2,943,839
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(d)		555,000	502,275
6% 2/1/31(d)		20,000	17,944
6.25% 11/1/28(d)		575,000	534,225
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		4,150,000	3,766,084
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		510,000	498,525
ITT Holdings LLC 6.5% 8/1/29 (d)		20,000	16,437
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		645,000	482,138
4.75% 4/24/25(d)		152,000	147,516
5.375% 4/24/30(d)		370,000	332,260
5.75% 4/19/47(d)		250,000	199,500
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		15,589,000	14,080,955
6.55% 9/15/40		686,000	686,796
Kinder Morgan, Inc.:
5.05% 2/15/46		1,762,000	1,486,751
5.55% 6/1/45		4,783,000	4,324,783
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		2,695,000	2,415,394
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S)(d)		120,000	119,546
6.125% 6/30/25 (Reg. S)(d)		1,200,000	1,167,000
6.5% 6/30/27 (Reg. S)(d)		115,000	109,768
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		1,732,202	1,412,611
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (d)		890,000	806,451
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		575,000	556,313
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		700,000	685,694
MEG Energy Corp.:
5.875% 2/1/29(d)		20,000	18,653
7.125% 2/1/27(d)		500,000	507,500
Mesquite Energy, Inc. 7.25% 12/31/49 (c)(d)(f)		4,592,000	0
Moss Creek Resources Holdings, Inc. 7.5% 1/15/26 (d)		20,000	17,977
MPLX LP:
4.5% 7/15/23		3,588,000	3,575,218
4.8% 2/15/29		2,198,000	2,111,167
4.875% 12/1/24		4,860,000	4,793,638
4.95% 9/1/32		14,675,000	13,791,377
5.5% 2/15/49		6,593,000	5,919,885
Murphy Oil Corp. 6.375% 7/15/28		20,000	19,306
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31(d)		525,000	424,783
4.75% 9/15/29		20,000	17,850
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S)(f)		955,000	217,859
7.625% 11/8/26(d)		305,000	57,950
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		15,145,000	13,857,675
6.75% 9/15/25(d)		13,954,000	13,084,108
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		1,775,000	1,694,978
Nostrum Oil & Gas Finance BV:
5% 6/30/26(d)		899,000	692,230
14% 6/30/26 pay-in-kind(d)(e)		1,242,246	583,856
Occidental Petroleum Corp.:
4.2% 3/15/48		640,000	489,600
4.4% 4/15/46		1,920,000	1,473,073
4.4% 8/15/49		895,000	689,150
4.5% 7/15/44		1,575,000	1,228,797
5.5% 12/1/25		635,000	629,285
5.55% 3/15/26		10,081,000	10,026,260
5.875% 9/1/25		925,000	922,688
6.125% 1/1/31		1,400,000	1,409,954
6.45% 9/15/36		10,256,000	10,307,280
6.6% 3/15/46		10,444,000	10,628,128
6.625% 9/1/30		5,930,000	6,093,075
7.5% 5/1/31		15,894,000	17,006,580
7.875% 9/15/31		465,000	504,995
7.95% 6/15/39		320,000	352,816
8.5% 7/15/27		20,000	21,458
8.875% 7/15/30		2,765,000	3,140,625
Parkland Corp. 4.5% 10/1/29 (d)		20,000	16,800
PBF Holding Co. LLC/PBF Finance Corp. 7.25% 6/15/25		40,000	39,913
Petroleos de Venezuela SA:
5.375% 4/12/27(f)		353,900	15,068
6% 5/16/24(d)(f)		1,847,331	79,435
6% 11/15/26(d)(f)		1,619,833	68,843
12.75% 12/31/49(d)(f)		98,000	4,655
Petroleos Mexicanos:
4.5% 1/23/26		13,054,000	12,012,944
4.875% 1/18/24		2,709,000	2,668,365
5.95% 1/28/31		38,105,000	29,037,915
6.35% 2/12/48		31,726,000	19,594,771
6.49% 1/23/27		14,935,000	13,555,006
6.5% 3/13/27		42,674,000	38,637,040
6.5% 6/2/41		255,000	170,697
6.625% 6/15/35		3,392,000	2,491,661
6.7% 2/16/32		11,667,000	9,235,597
6.75% 9/21/47		18,053,000	11,627,937
6.84% 1/23/30		33,047,000	27,458,752
6.875% 10/16/25		575,000	570,688
6.875% 8/4/26		1,070,000	1,022,011
6.95% 1/28/60		16,303,000	10,446,555
7.69% 1/23/50		31,233,000	21,939,621
Petronas Capital Ltd.:
3.404% 4/28/61(d)		415,000	290,837
3.5% 4/21/30(d)		335,000	305,456
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		575,000	543,203
Phillips 66 Co. 3.85% 4/9/25		1,307,000	1,268,767
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,331,562
3.6% 11/1/24		2,794,000	2,703,554
PT Adaro Indonesia 4.25% 10/31/24 (d)		1,565,000	1,489,978
PT Pertamina Persero 4.175% 1/21/50 (d)		405,000	310,660
Qatar Petroleum:
1.375% 9/12/26(d)		2,205,000	1,953,454
2.25% 7/12/31(d)		1,865,000	1,527,901
3.125% 7/12/41(d)		1,850,000	1,398,253
3.3% 7/12/51(d)		1,545,000	1,121,380
Range Resources Corp.:
4.75% 2/15/30(d)		20,000	17,900
4.875% 5/15/25		520,000	507,311
8.25% 1/15/29		500,000	513,125
Rockies Express Pipeline LLC:
3.6% 5/15/25(d)		20,000	18,494
4.8% 5/15/30(d)		110,000	95,110
4.95% 7/15/29(d)		1,290,000	1,122,171
6.875% 4/15/40(d)		490,000	401,245
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		2,215,000	1,993,722
Sabine Pass Liquefaction LLC 4.5% 5/15/30		17,428,000	16,325,561
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		1,725,000	1,565,761
3.25% 11/24/50(d)		620,000	422,530
3.5% 4/16/29(d)		2,590,000	2,361,433
3.5% 11/24/70(d)		645,000	421,387
4.25% 4/16/39(d)		2,995,000	2,623,620
Sibur Securities DAC 2.95% 7/8/25 (d)(f)		330,000	222,750
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		530,000	476,719
2.7% 5/13/30(d)		325,000	285,662
SM Energy Co.:
5.625% 6/1/25		1,430,000	1,375,224
6.5% 7/15/28		20,000	18,450
6.625% 1/15/27		20,000	19,025
Southwestern Energy Co.:
4.75% 2/1/32		1,190,000	1,022,603
5.375% 3/15/30		20,000	18,270
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		1,460,000	1,281,317
5.875% 3/15/28		1,270,000	1,218,868
6% 4/15/27		20,000	19,650
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		2,863,000	2,571,321
6% 3/1/27(d)		5,215,000	4,842,073
6% 12/31/30(d)		5,380,000	4,639,389
6% 9/1/31(d)		2,615,000	2,234,607
7.5% 10/1/25(d)		5,155,000	5,130,772
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		1,285,000	1,166,870
Teine Energy Ltd. 6.875% 4/15/29 (d)		500,000	457,239
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		955,000	716,250
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	16,139,317
3.9% 1/15/25		9,678,000	9,393,302
4% 9/15/25		1,089,000	1,050,387
4.3% 3/4/24		14,855,000	14,666,846
4.5% 11/15/23		2,658,000	2,642,619
4.55% 6/24/24		12,340,000	12,169,655
4.65% 8/15/32		34,934,000	32,549,354
5.3% 8/15/52		3,368,000	3,042,947
5.75% 6/24/44		6,964,000	6,639,117
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		2,221,000	1,933,668
Tullow Oil PLC:
7% 3/1/25(d)		455,000	286,650
10.25% 5/15/26(d)		1,300,000	1,044,875
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		200,000	164,500
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		3,420,000	2,949,750
3.875% 11/1/33(d)		720,000	587,088
4.125% 8/15/31(d)		1,525,000	1,311,500
6.25% 1/15/30(d)		1,855,000	1,829,494
Western Gas Partners LP:
3.35% 2/1/25		2,712,000	2,570,336
3.95% 6/1/25		2,404,000	2,283,800
4.3% 2/1/30		20,000	17,719
4.65% 7/1/26		2,854,000	2,711,300
4.75% 8/15/28		2,108,000	1,955,170
5.3% 3/1/48		640,000	527,140
5.5% 8/15/48		385,000	322,438
5.5% 2/1/50		1,280,000	1,044,983
YPF SA:
8.5% 3/23/25(d)		532,500	502,148
8.75% 4/4/24(d)		1,999,200	1,940,848
			888,807,474
TOTAL ENERGY			906,620,954

FINANCIALS - 14.0%
Banks - 5.9%
Access Bank PLC 6.125% 9/21/26 (d)		1,015,000	827,225
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(e)	EUR	4,000,000	3,949,232
2.25% 4/4/28 (Reg. S)(e)	EUR	5,000,000	4,777,123
2.875% 5/30/31 (Reg. S)(e)	EUR	3,285,000	3,145,463
3.625% 7/4/26 (Reg. S)(e)	EUR	1,800,000	1,863,590
4.625% 7/23/29 (Reg. S)(e)	EUR	300,000	309,441
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (e)	EUR	1,750,000	1,636,452
Bank of America Corp.:
2.299% 7/21/32(e)		18,130,000	14,178,493
3.419% 12/20/28(e)		8,456,000	7,696,515
3.5% 4/19/26		7,461,000	7,109,544
3.705% 4/24/28(e)		11,813,000	10,988,863
3.864% 7/23/24(e)		24,740,000	24,557,143
3.95% 4/21/25		6,226,000	6,035,044
4.1% 7/24/23		4,167,000	4,147,924
4.2% 8/26/24		14,710,000	14,425,529
4.25% 10/22/26		5,344,000	5,132,440
4.376% 4/27/28(e)		20,000,000	19,121,209
4.45% 3/3/26		3,050,000	2,965,327
4.571% 4/27/33(e)		10,000,000	9,295,561
5.015% 7/22/33(e)		121,493,000	116,888,811
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(e)	EUR	5,545,000	5,040,488
2.029% 9/30/27(d)(e)		4,565,000	3,961,197
2.375% 10/14/29 (Reg. S)(e)	EUR	2,960,000	2,968,104
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		390,000	376,179
Barclays PLC:
2.852% 5/7/26(e)		17,739,000	16,608,896
4.375% 1/12/26		9,104,000	8,798,869
5.088% 6/20/30(e)		14,797,000	13,707,549
5.2% 5/12/26		6,970,000	6,787,203
5.262% 1/29/34 (Reg. S)(e)	EUR	940,000	998,106
5.746% 8/9/33(e)		1,073,000	1,034,818
7.437% 11/2/33(e)		950,000	1,025,658
8.407% 11/14/32 (Reg. S)(e)	GBP	1,350,000	1,699,857
BNP Paribas SA:
2.159% 9/15/29(d)(e)		5,025,000	4,155,280
2.219% 6/9/26(d)(e)		15,515,000	14,329,737
2.5% 3/31/32 (Reg. S)(e)	EUR	3,800,000	3,569,528
5.125% 1/13/29(d)(e)		1,018,000	1,001,026
BPCE SA 1.5% 1/13/42 (Reg. S) (e)	EUR	3,400,000	3,026,977
Citigroup, Inc.:
3.352% 4/24/25(e)		9,970,000	9,700,346
4.3% 11/20/26		3,067,000	2,940,943
4.4% 6/10/25		18,137,000	17,745,892
4.412% 3/31/31(e)		22,342,000	20,767,596
4.45% 9/29/27		10,486,000	10,014,153
4.6% 3/9/26		4,812,000	4,685,343
4.91% 5/24/33(e)		54,777,000	51,911,257
5.5% 9/13/25		8,473,000	8,488,415
5.875% 7/1/24 (Reg. S)	GBP	850,000	1,023,909
Citizens Financial Group, Inc. 2.638% 9/30/32		5,802,000	4,419,807
Commerzbank AG 8.625% 2/28/33 (Reg. S) (e)	GBP	400,000	492,910
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(e)		5,339,000	4,508,827
Credit Agricole SA:
1.25% 10/2/24 (Reg. S)	GBP	900,000	1,018,845
4.875% 10/23/29 (Reg. S)	GBP	600,000	706,889
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(e)	GBP	2,290,000	2,391,177
4.625% 4/13/27 (Reg. S)(e)	GBP	1,000,000	1,178,165
5.375% 1/12/24 (Reg. S)		5,350,000	5,334,022
Discover Bank 4.2% 8/8/23		6,479,000	6,442,149
First Citizens Bank & Trust Co. 3.929% 6/19/24 (e)		2,695,000	2,678,927
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (d)		20,000	17,350
HSBC Holdings PLC:
4.25% 3/14/24		2,247,000	2,213,204
4.95% 3/31/30		3,002,000	2,892,561
5.402% 8/11/33(e)		540,000	517,553
7.39% 11/3/28(e)		1,700,000	1,795,601
8.201% 11/16/34 (Reg. S)(e)	GBP	1,900,000	2,420,410
Intesa Sanpaolo SpA:
3.875% 7/14/27(d)		3,181,000	2,874,009
4.198% 6/1/32(d)(e)		2,306,000	1,737,452
5.017% 6/26/24(d)		9,040,000	8,731,464
5.71% 1/15/26(d)		32,509,000	31,118,007
JPMorgan Chase & Co.:
2.956% 5/13/31(e)		9,435,000	7,923,559
3.797% 7/23/24(e)		25,215,000	25,033,046
3.875% 9/10/24		12,990,000	12,679,993
4.125% 12/15/26		11,765,000	11,351,584
4.323% 4/26/28(e)		25,000,000	23,967,128
4.452% 12/5/29(e)		20,700,000	19,615,878
4.493% 3/24/31(e)		30,800,000	29,060,033
4.586% 4/26/33(e)		73,217,000	68,236,731
4.912% 7/25/33(e)		53,314,000	51,048,689
5.717% 9/14/33(e)		22,300,000	22,159,303
Lloyds Bank Corporate Markets PLC:
1.5% 6/23/23 (Reg. S)	GBP	880,000	1,046,335
1.75% 7/11/24 (Reg. S)	GBP	910,000	1,043,246
Lloyds Banking Group PLC:
1.985% 12/15/31(e)	GBP	1,840,000	1,890,875
4.5% 1/11/29 (Reg. S)(e)	EUR	1,170,000	1,229,723
4.976% 8/11/33(e)		540,000	502,963
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		525,000	486,150
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(e)	GBP	3,085,000	3,144,070
3.073% 5/22/28(e)		9,805,000	8,846,550
3.619% 3/29/29 (Reg. S)(e)	GBP	2,830,000	3,053,270
3.622% 8/14/30 (Reg. S)(e)	GBP	1,055,000	1,184,509
4.8% 4/5/26		9,111,000	8,871,529
5.125% 5/28/24		25,230,000	25,023,481
7.416% 6/6/33 (Reg. S)(e)	GBP	1,550,000	1,900,203
NatWest Markets PLC 2.375% 5/21/23 (d)		18,955,000	18,824,490
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		61,000	43,958
Rabobank Nederland:
4% 1/10/30 (Reg. S)	EUR	1,600,000	1,653,904
4.375% 8/4/25		9,413,000	9,118,138
Societe Generale:
1.038% 6/18/25(d)(e)		36,500,000	34,160,477
1.488% 12/14/26(d)(e)		18,670,000	16,540,883
4.25% 4/14/25(d)		1,800,000	1,725,763
4.75% 11/24/25(d)		400,000	385,416
6.691% 1/10/34(d)(e)		1,000,000	1,020,134
Synchrony Bank:
5.4% 8/22/25		14,157,000	13,932,053
5.625% 8/23/27		12,818,000	12,535,977
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(e)	EUR	3,350,000	3,042,805
5.459% 6/30/35(d)(e)		20,000	16,967
5.861% 6/19/32(d)(e)		1,500,000	1,361,338
7.296% 4/2/34(d)(e)		20,000	18,847
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (e)	GBP	1,840,000	2,083,402
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	880,000	1,033,184
2.406% 10/30/25(e)		9,442,000	8,955,858
3.526% 3/24/28(e)		19,749,000	18,287,534
4.478% 4/4/31(e)		30,867,000	29,031,215
4.897% 7/25/33(e)		70,571,000	67,404,939
5.013% 4/4/51(e)		34,319,000	31,584,641
Wells Fargo Bank NA 5.25% 8/1/23 (Reg. S)	GBP	850,000	1,021,461
Westpac Banking Corp. 4.11% 7/24/34 (e)		7,550,000	6,677,126
			1,168,666,942
Capital Markets - 3.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	7,314,041
4.25% 2/15/24		5,321,000	5,241,079
AG Issuer LLC 6.25% 3/1/28 (d)		20,000	18,668
Ares Capital Corp.:
3.875% 1/15/26		25,763,000	23,901,472
4.2% 6/10/24		17,909,000	17,524,509
AssuredPartners, Inc.:
5.625% 1/15/29(d)		1,015,000	860,002
7% 8/15/25(d)		20,000	19,589
Coinbase Global, Inc.:
3.375% 10/1/28(d)		3,175,000	2,079,625
3.625% 10/1/31(d)		4,355,000	2,626,413
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S)(e)	GBP	2,000,000	1,767,471
2.593% 9/11/25(d)(e)		21,556,000	19,530,703
3.75% 3/26/25		7,059,000	6,448,467
3.8% 6/9/23		13,301,000	13,141,388
3.869% 1/12/29(d)(e)		6,719,000	5,510,798
4.194% 4/1/31(d)(e)		21,526,000	17,071,763
4.207% 6/12/24(d)(e)		10,289,000	10,137,693
4.282% 1/9/28(d)		3,350,000	2,812,477
6.5% 8/8/23 (Reg. S)		3,255,000	3,179,810
6.537% 8/12/33(d)(e)		30,530,000	27,415,645
7.375% 9/7/33 (Reg. S)(e)	GBP	1,100,000	1,255,152
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(e)	EUR	1,900,000	1,866,645
4% 6/24/32 (Reg. S)(e)	EUR	4,200,000	3,999,430
4.1% 1/13/26		3,085,000	2,942,484
4.5% 4/1/25		43,904,000	42,333,582
6.125% 12/12/30 (Reg. S)(e)	GBP	3,600,000	4,223,303
Deutsche Bank AG New York Branch:
3.729% 1/14/32(e)		29,675,000	23,274,829
5.882% 7/8/31(e)		4,150,000	3,810,111
6.72% 1/18/29(e)		10,450,000	10,560,684
Goldman Sachs Group, Inc.:
2.383% 7/21/32(e)		18,352,000	14,414,030
3.102% 2/24/33(e)		39,245,000	32,348,204
3.691% 6/5/28(e)		72,922,000	67,734,376
3.75% 5/22/25		7,259,000	7,013,570
3.8% 3/15/30		36,810,000	33,404,252
6.75% 10/1/37		3,974,000	4,230,125
Hightower Holding LLC 6.75% 4/15/29 (d)		1,895,000	1,603,066
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		680,000	596,829
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)		655,000	553,154
LPL Holdings, Inc.:
4% 3/15/29(d)		20,000	17,596
4.375% 5/15/31(d)		640,000	553,620
4.625% 11/15/27(d)		20,000	18,600
Moody's Corp.:
3.25% 1/15/28		4,181,000	3,842,967
3.75% 3/24/25		10,682,000	10,331,589
4.875% 2/15/24		3,926,000	3,900,370
Morgan Stanley:
3.125% 7/27/26		39,505,000	36,762,991
3.622% 4/1/31(e)		21,065,000	18,652,450
3.737% 4/24/24(e)		45,366,000	45,232,448
4.21% 4/20/28(e)		20,000,000	18,998,376
4.431% 1/23/30(e)		8,668,000	8,159,645
4.656% 3/2/29(e)	EUR	1,300,000	1,381,587
4.889% 7/20/33(e)		44,206,000	41,974,249
5% 11/24/25		15,462,000	15,301,749
MSCI, Inc.:
3.25% 8/15/33(d)		1,605,000	1,265,591
3.625% 9/1/30(d)		2,440,000	2,074,244
3.875% 2/15/31(d)		20,000	17,214
4% 11/15/29(d)		3,020,000	2,673,002
UBS Group AG:
1.494% 8/10/27(d)(e)		11,454,000	9,926,541
4.125% 9/24/25(d)		6,852,000	6,630,912
4.988% 8/5/33 (Reg. S)(e)		500,000	468,042
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(d)		535,000	468,267
7.875% 5/1/27(d)		535,000	510,264
			651,927,753
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		21,930,000	20,343,950
2.45% 10/29/26		8,002,000	7,054,338
2.875% 8/14/24		12,392,000	11,783,398
3% 10/29/28		8,382,000	7,142,407
3.3% 1/30/32		18,966,000	15,177,311
4.45% 4/3/26		6,213,000	5,904,322
4.875% 1/16/24		9,923,000	9,825,469
6.5% 7/15/25		7,728,000	7,754,401
Ally Financial, Inc.:
1.45% 10/2/23		4,483,000	4,369,446
3.05% 6/5/23		20,571,000	20,431,429
4.75% 6/9/27		25,000,000	23,819,905
5.125% 9/30/24		4,357,000	4,318,923
5.75% 11/20/25		10,920,000	10,689,402
5.8% 5/1/25		11,179,000	11,186,382
6.7% 2/14/33		2,560,000	2,432,400
7.1% 11/15/27		21,840,000	22,674,046
8% 11/1/31		5,892,000	6,378,015
Capital One Financial Corp.:
2.6% 5/11/23		16,326,000	16,245,821
2.636% 3/3/26(e)		10,020,000	9,419,787
3.273% 3/1/30(e)		12,815,000	11,048,944
3.65% 5/11/27		29,451,000	27,429,432
3.8% 1/31/28		13,624,000	12,614,766
4.927% 5/10/28(e)		27,617,000	26,739,738
4.985% 7/24/26(e)		14,379,000	14,146,203
5.247% 7/26/30(e)		22,350,000	21,430,615
5.268% 5/10/33(e)		10,000,000	9,470,943
Discover Financial Services:
3.95% 11/6/24		5,349,000	5,206,000
4.1% 2/9/27		6,829,000	6,470,868
4.5% 1/30/26		9,265,000	8,969,002
6.7% 11/29/32		3,827,000	3,954,154
First Cash Financial Services, Inc. 5.625% 1/1/30 (d)		20,000	17,691
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.3899% 3/6/26(e)(h)		3,440,000	3,479,713
2.3% 2/10/25		5,680,000	5,220,493
2.9% 2/10/29		3,765,000	3,064,672
3.375% 11/13/25		1,160,000	1,068,441
3.625% 6/17/31		1,755,000	1,390,348
3.81% 1/9/24		40,000	39,101
3.815% 11/2/27		1,190,000	1,044,903
4% 11/13/30		650,000	541,743
4.063% 11/1/24		42,632,000	40,988,553
4.125% 8/17/27		1,415,000	1,260,706
4.271% 1/9/27		40,000	36,225
4.389% 1/8/26		1,240,000	1,166,356
4.95% 5/28/27		12,475,000	11,622,833
5.113% 5/3/29		20,000	18,282
5.125% 6/16/25		620,000	598,535
5.584% 3/18/24		12,456,000	12,368,808
6.86% 6/5/26	GBP	2,140,000	2,571,525
6.95% 3/6/26		4,995,000	4,994,399
7.35% 11/4/27		40,000	40,524
Navient Corp.:
5% 3/15/27		20,000	17,780
5.5% 3/15/29		20,000	16,917
OneMain Finance Corp.:
3.5% 1/15/27		2,320,000	1,948,396
3.875% 9/15/28		4,330,000	3,442,350
4% 9/15/30		20,000	15,276
5.375% 11/15/29		2,020,000	1,700,921
6.625% 1/15/28		20,000	18,624
6.875% 3/15/25		3,080,000	3,006,792
7.125% 3/15/26		3,600,000	3,499,127
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(d)		695,000	641,702
5.1% 7/16/23(d)		390,000	384,638
SLM Corp. 3.125% 11/2/26		20,000	17,254
Synchrony Financial:
3.95% 12/1/27		14,204,000	12,912,153
4.25% 8/15/24		11,783,000	11,498,394
4.375% 3/19/24		11,497,000	11,337,436
5.15% 3/19/29		21,450,000	20,184,655
Toyota Motor Credit Corp. 2.9% 3/30/23		16,253,000	16,223,866
			542,831,949
Diversified Financial Services - 1.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		3,300,000	3,274,260
Altus Midstream LP 5.875% 6/15/30 (d)		3,385,000	3,128,451
Blackstone Private Credit Fund:
4.7% 3/24/25		38,436,000	37,071,003
4.875% 4/14/26	GBP	3,960,000	4,358,978
7.05% 9/29/25(d)		18,929,000	18,996,702
Brixmor Operating Partnership LP:
3.85% 2/1/25		5,199,000	4,984,276
4.05% 7/1/30		10,439,000	9,229,087
4.125% 6/15/26		8,538,000	8,035,170
4.125% 5/15/29		10,374,000	9,344,727
Compass Group Diversified Holdings LLC 5.25% 4/15/29 (d)		20,000	17,433
Corebridge Financial, Inc.:
3.5% 4/4/25(d)		4,316,000	4,128,251
3.65% 4/5/27(d)		15,270,000	14,247,628
3.85% 4/5/29(d)		6,037,000	5,453,242
3.9% 4/5/32(d)		7,187,000	6,288,708
4.35% 4/5/42(d)		1,635,000	1,347,657
4.4% 4/5/52(d)		4,834,000	3,853,464
Equitable Holdings, Inc. 3.9% 4/20/23		1,202,000	1,198,857
GACI First Investment 5.25% 10/13/32 (Reg. S)		405,000	403,988
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		4,970,000	4,292,601
4.75% 9/15/24		740,000	721,500
5.25% 5/15/27		10,219,000	9,503,670
6.25% 5/15/26		9,820,000	9,525,400
6.375% 12/15/25		1,435,000	1,416,316
Jackson Financial, Inc.:
5.17% 6/8/27		6,781,000	6,713,942
5.67% 6/8/32		46,562,000	45,490,903
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	3,255,000	2,722,150
Liberty Costa Rica SR SF 10.875% 1/15/31 (d)		720,000	675,900
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(d)		740,000	654,900
5.5% 4/28/33(d)		510,000	528,207
MidCap Financial Issuer Trust 6.5% 5/1/28 (d)		20,000	17,250
MPH Acquisition Holdings LLC:
5.5% 9/1/28(d)		20,000	15,153
5.75% 11/1/28(d)		20,000	12,998
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		12,849,000	12,695,652
Pine Street Trust I 4.572% 2/15/29 (d)		11,350,000	10,703,684
Pine Street Trust II 5.568% 2/15/49 (d)		11,300,000	10,068,029
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		335,000	215,510
United Shore Financial Services LLC 5.75% 6/15/27 (d)		20,000	17,605
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		2,790,000	2,238,591
			253,591,843
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(d)		530,000	431,396
7% 11/15/25(d)		275,000	256,994
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S)(e)	EUR	1,160,000	973,868
3.375% 4/7/30(d)		15,590,000	14,055,453
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		3,470,000	3,063,098
6.75% 4/15/28(d)		2,545,000	2,489,035
American International Group, Inc. 2.5% 6/30/25		20,400,000	19,202,027
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,400,000	3,736,937
Cloverie PLC 4.5% 9/11/44 (Reg. S) (e)		13,795,000	13,206,505
Credit Agricole Assurances SA 4.75% 9/27/48 (e)	EUR	1,700,000	1,744,147
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(e)		2,769,000	2,658,932
5.75% 8/15/50 (Reg. S)(e)		7,415,000	7,167,013
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (e)	EUR	1,500,000	1,382,345
Five Corners Funding Trust II 2.85% 5/15/30 (d)		24,197,000	20,436,728
GTCR AP Finance, Inc. 8% 5/15/27 (d)		20,000	19,228
HUB International Ltd.:
5.625% 12/1/29(d)		20,000	17,164
7% 5/1/26(d)		315,000	309,658
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		4,589,000	4,342,192
Marsh & McLennan Companies, Inc. 4.375% 3/15/29		7,831,000	7,455,604
National Financial Partners Corp. 6.875% 8/15/28 (d)		60,000	51,096
Pacific LifeCorp 5.125% 1/30/43 (d)		12,258,000	11,408,742
Pricoa Global Funding I 5.375% 5/15/45 (e)		6,348,000	6,161,877
Prudential PLC 2.95% 11/3/33 (Reg. S) (e)		6,730,000	5,641,423
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(e)	GBP	2,970,000	2,761,751
6.75% 12/2/44 (Reg. S)(e)		3,395,000	3,352,563
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		485,000	462,787
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(e)		4,600,000	4,370,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		2,195,000	2,139,440
Unum Group:
3.875% 11/5/25		7,835,000	7,411,631
4% 6/15/29		8,872,000	8,119,658
5.75% 8/15/42		9,271,000	8,683,634
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (e)		2,500,000	1,973,850
			165,486,776
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.:
3.75% 12/31/24(d)		20,000	18,823
4.375% 1/15/27(d)		20,000	17,339
			36,162
Thrifts & Mortgage Finance - 0.0%
Freedom Mortgage Corp.:
7.625% 5/1/26(d)		20,000	17,073
8.25% 4/15/25(d)		20,000	18,946
Nationstar Mortgage Holdings, Inc.:
5.5% 8/15/28(d)		20,000	16,988
5.75% 11/15/31(d)		20,000	15,688
6% 1/15/27(d)		20,000	18,400
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (e)	GBP	1,300,000	1,591,967
PennyMac Financial Services, Inc.:
4.25% 2/15/29(d)		20,000	15,653
5.375% 10/15/25(d)		20,000	18,278
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.625% 3/1/29(d)		20,000	16,076
3.875% 3/1/31(d)		40,000	31,174
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc.:
2.875% 10/15/26(d)		40,000	34,516
4% 10/15/33(d)		510,000	377,042
			2,171,801
TOTAL FINANCIALS			2,784,713,226

HEALTH CARE - 2.0%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28(g)		9,178,000	9,141,686
5.25% 3/2/30(g)		8,379,000	8,338,130
5.25% 3/2/33(g)		9,459,000	9,393,099
5.6% 3/2/43(g)		10,396,000	10,266,396
5.65% 3/2/53(g)		4,467,000	4,430,231
5.75% 3/2/63(g)		8,141,000	8,028,677
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		5,785,000	3,499,925
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		1,610,000	1,376,550
			54,474,694
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/30 (d)		20,000	17,300
Avantor Funding, Inc.:
3.875% 11/1/29(d)		2,935,000	2,538,775
4.625% 7/15/28(d)		1,320,000	1,214,400
Embecta Corp. 5% 2/15/30 (d)		800,000	678,360
Hologic, Inc.:
3.25% 2/15/29(d)		2,540,000	2,190,242
4.625% 2/1/28(d)		272,000	253,639
Mozart Borrower LP:
3.875% 4/1/29(d)		700,000	583,433
5.25% 10/1/29(d)		40,000	32,827
Teleflex, Inc.:
4.25% 6/1/28(d)		700,000	631,814
4.625% 11/15/27		20,000	18,864
			8,159,654
Health Care Providers & Services - 1.3%
180 Medical, Inc. 3.875% 10/15/29 (d)		1,805,000	1,571,595
AMN Healthcare 4% 4/15/29 (d)		2,270,000	1,940,850
Centene Corp.:
2.45% 7/15/28		25,480,000	21,352,750
2.5% 3/1/31		2,000,000	1,558,740
2.625% 8/1/31		7,320,000	5,703,838
3% 10/15/30		1,575,000	1,284,173
3.375% 2/15/30		7,780,000	6,564,603
4.25% 12/15/27		10,435,000	9,642,462
4.625% 12/15/29		16,065,000	14,691,328
Cigna Group:
2.375% 3/15/31		20,000,000	16,282,775
3.05% 10/15/27		5,900,000	5,395,766
4.375% 10/15/28		11,163,000	10,718,763
4.8% 8/15/38		6,950,000	6,401,400
Community Health Systems, Inc.:
4.75% 2/15/31(d)		3,265,000	2,522,213
5.25% 5/15/30(d)		7,080,000	5,664,850
5.625% 3/15/27(d)		4,190,000	3,677,417
6% 1/15/29(d)		1,810,000	1,563,181
6.125% 4/1/30(d)		2,160,000	1,479,168
6.875% 4/15/29(d)		2,610,000	1,825,442
8% 3/15/26(d)		3,040,000	2,964,000
8% 12/15/27(d)		2,520,000	2,444,400
CVS Health Corp.:
3% 8/15/26		1,290,000	1,196,936
3.625% 4/1/27		3,769,000	3,544,266
4.78% 3/25/38		10,528,000	9,564,034
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		865,000	653,162
4.625% 6/1/30(d)		7,580,000	6,247,209
Encompass Health Corp.:
4.5% 2/1/28		20,000	18,361
4.75% 2/1/30		20,000	17,703
HCA Holdings, Inc.:
3.5% 9/1/30		20,318,000	17,469,518
3.625% 3/15/32(d)		1,921,000	1,623,896
5.5% 6/15/47		1,280,000	1,151,128
5.625% 9/1/28		10,497,000	10,379,659
5.875% 2/1/29		9,711,000	9,707,180
HealthEquity, Inc. 4.5% 10/1/29 (d)		1,985,000	1,734,870
Humana, Inc.:
3.7% 3/23/29		5,638,000	5,115,072
5.875% 3/1/33		1,280,000	1,316,766
LifePoint Health, Inc. 6.75% 4/15/25 (d)		20,000	19,115
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		550,000	465,311
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		1,135,000	956,186
3.875% 5/15/32(d)		685,000	562,392
Option Care Health, Inc. 4.375% 10/31/29 (d)		1,290,000	1,105,620
Owens & Minor, Inc.:
4.5% 3/31/29(d)		750,000	575,625
6.625% 4/1/30(d)		20,000	16,450
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)		3,525,000	3,109,700
Regionalcare Hospital Partners 9.75% 12/1/26 (d)		20,000	17,025
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		1,615,000	1,262,058
Sabra Health Care LP:
3.2% 12/1/31		24,037,000	17,858,905
3.9% 10/15/29		4,785,000	3,979,758
Select Medical Corp. 6.25% 8/15/26 (d)		20,000	19,100
Tenet Healthcare Corp.:
4.25% 6/1/29		2,965,000	2,596,451
4.375% 1/15/30		3,920,000	3,430,000
4.625% 7/15/24		449,000	441,704
4.625% 6/15/28		2,985,000	2,700,735
4.875% 1/1/26		1,500,000	1,428,580
6.125% 10/1/28		3,915,000	3,621,375
6.125% 6/15/30(d)		3,545,000	3,376,568
6.25% 2/1/27		1,129,000	1,099,496
Toledo Hospital 5.325% 11/15/28		3,971,000	3,273,295
			246,904,923
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (d)		735,000	581,344
IQVIA, Inc.:
5% 10/15/26(d)		20,000	19,100
5% 5/15/27(d)		40,000	38,059
			638,503
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		870,000	755,334
4% 3/15/31(d)		1,655,000	1,416,116
4.25% 5/1/28(d)		300,000	270,663
			2,442,113
Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (d)		953,000	951,551
Bausch Health Companies, Inc.:
4.875% 6/1/28(d)		40,000	24,950
5.25% 1/30/30(d)		20,000	8,627
5.25% 2/15/31(d)		20,000	8,930
5.5% 11/1/25(d)		40,000	34,788
5.75% 8/15/27(d)		20,000	13,267
6.25% 2/15/29(d)		20,000	8,785
9% 12/15/25(d)		20,000	15,838
11% 9/30/28(d)		20,000	15,650
Bayer AG 3.75% 7/1/74 (Reg. S) (e)	EUR	2,200,000	2,248,406
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		8,579,000	8,297,569
Catalent Pharma Solutions:
3.125% 2/15/29(d)		20,000	17,263
3.5% 4/1/30(d)		1,210,000	1,050,921
5% 7/15/27(d)		20,000	19,277
Elanco Animal Health, Inc.:
5.772% 8/28/23		5,786,000	5,764,821
6.4% 8/28/28(e)		2,437,000	2,327,018
Jazz Securities DAC 4.375% 1/15/29 (d)		2,245,000	1,988,284
Mylan NV 4.55% 4/15/28		7,694,000	7,172,853
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		4,690,000	4,139,863
5.125% 4/30/31(d)		1,390,000	1,179,763
Perrigo Finance PLC:
3.9% 12/15/24		20,000	19,131
4.375% 3/15/26		20,000	18,781
4.4% 6/15/30		20,000	17,169
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		40,000	35,014
4.75% 5/9/27		405,000	364,496
5.125% 5/9/29		20,000	17,703
6.75% 3/1/28		20,000	19,225
7.125% 1/31/25		20,000	20,250
Utah Acquisition Sub, Inc. 3.95% 6/15/26		4,038,000	3,776,270
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (d)		20,000	14,955
Viatris, Inc.:
1.65% 6/22/25		2,070,000	1,884,260
2.7% 6/22/30		40,521,000	32,123,903
3.85% 6/22/40		4,583,000	3,125,810
			76,725,391
TOTAL HEALTH CARE			389,345,278

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		3,311,000	3,221,949
Bombardier, Inc.:
6% 2/15/28(d)		20,000	18,739
7.5% 2/1/29(d)		20,000	19,601
7.875% 4/15/27(d)		3,920,000	3,897,780
BWX Technologies, Inc.:
4.125% 6/30/28(d)		4,355,000	3,885,194
4.125% 4/15/29(d)		1,935,000	1,688,288
DAE Funding LLC:
1.55% 8/1/24(d)		905,000	845,044
1.625% 2/15/24(d)		440,000	418,770
Embraer Netherlands Finance BV 5.05% 6/15/25		1,285,000	1,238,098
Howmet Aerospace, Inc.:
3% 1/15/29		20,000	17,175
5.125% 10/1/24		20,000	19,778
5.9% 2/1/27		1,620,000	1,612,820
5.95% 2/1/37		510,000	499,759
6.875% 5/1/25		1,620,000	1,648,350
Moog, Inc. 4.25% 12/15/27 (d)		190,000	173,852
Rolls-Royce PLC:
3.375% 6/18/26	GBP	3,505,000	3,807,629
3.625% 10/14/25(d)		40,000	37,000
5.75% 10/15/27(d)		20,000	19,306
Spirit Aerosystems, Inc. 9.375% 11/30/29 (d)		20,000	21,125
The Boeing Co.:
5.04% 5/1/27		7,640,000	7,525,063
5.15% 5/1/30		7,640,000	7,392,970
5.705% 5/1/40		7,640,000	7,273,424
5.805% 5/1/50		23,600,000	22,448,941
5.93% 5/1/60		7,640,000	7,134,377
TransDigm, Inc.:
4.625% 1/15/29		5,120,000	4,400,653
5.5% 11/15/27		8,819,000	8,102,456
6.25% 3/15/26(d)		7,660,000	7,558,473
6.375% 6/15/26		1,235,000	1,197,739
6.75% 8/15/28(d)		1,920,000	1,910,400
7.5% 3/15/27		959,000	947,013
8% 12/15/25(d)		2,515,000	2,570,330
Triumph Group, Inc. 6.25% 9/15/24 (d)		20,000	19,975
			101,572,071
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		400,000	323,825
5.125% 8/11/61(d)		295,000	231,354
Rand Parent LLC 8.5% 2/15/30 (d)		895,000	859,294
			1,414,473
Airlines - 0.0%
Air Canada 3.875% 8/15/26 (d)		1,020,000	918,849
American Airlines Group, Inc. 3.75% 3/1/25 (d)		20,000	18,258
American Airlines, Inc.:
7.25% 2/15/28(d)		640,000	626,048
11.75% 7/15/25(d)		60,000	65,807
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26(d)		4,730,000	4,603,465
5.75% 4/20/29(d)		60,000	57,067
Azul Investments LLP:
5.875% 10/26/24(d)		1,107,000	704,329
7.25% 6/15/26(d)		375,000	188,438
Delta Air Lines, Inc.:
2.9% 10/28/24		20,000	19,030
3.75% 10/28/29		20,000	17,154
7.375% 1/15/26		20,000	20,580
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		348,000	338,023
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)		20,000	18,598
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		558,000	558,000
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(d)		20,000	20,075
8% 9/20/25(d)		1,855,000	1,863,811
United Airlines, Inc.:
4.375% 4/15/26(d)		40,000	37,647
4.625% 4/15/29(d)		40,000	35,461
			10,110,640
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		2,845,000	2,646,704
Builders FirstSource, Inc.:
4.25% 2/1/32(d)		1,625,000	1,364,228
6.375% 6/15/32(d)		20,000	19,208
Camelot Return Merger Sub, Inc. 8.75% 8/1/28 (d)		20,000	19,000
Griffon Corp. 5.75% 3/1/28		20,000	18,406
Standard Industries, Inc./New Jersey:
3.375% 1/15/31(d)		20,000	15,350
4.375% 7/15/30(d)		40,000	33,300
5% 2/15/27(d)		20,000	18,477
			4,134,673
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (d)		1,330,000	1,144,438
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(d)		40,000	29,799
6.625% 7/15/26(d)		40,000	37,990
9.75% 7/15/27(d)		645,000	591,813
APX Group, Inc.:
5.75% 7/15/29(d)		20,000	16,756
6.75% 2/15/27(d)		1,165,000	1,118,403
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		6,554,000	5,483,928
Clean Harbors, Inc. 6.375% 2/1/31 (d)		585,000	580,837
CoreCivic, Inc.:
4.75% 10/15/27		4,913,000	4,241,601
8.25% 4/15/26		6,570,000	6,651,271
Covanta Holding Corp. 4.875% 12/1/29 (d)		1,945,000	1,642,858
Garda World Security Corp. 9.5% 11/1/27 (d)		20,000	19,215
GFL Environmental, Inc.:
3.75% 8/1/25(d)		1,260,000	1,185,975
4% 8/1/28(d)		20,000	17,404
4.25% 6/1/25(d)		20,000	19,144
4.75% 6/15/29(d)		20,000	17,786
5.125% 12/15/26(d)		1,240,000	1,187,151
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		2,985,000	2,716,350
Madison IAQ LLC:
4.125% 6/30/28(d)		2,825,000	2,410,008
5.875% 6/30/29(d)		2,770,000	2,205,276
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		2,480,000	2,344,592
PowerTeam Services LLC 9.033% 12/4/25 (d)		630,000	541,800
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
5.75% 4/15/26(d)		1,240,000	1,198,150
6.25% 1/15/28(d)		20,000	18,552
Staples, Inc. 7.5% 4/15/26 (d)		60,000	53,400
Stericycle, Inc.:
3.875% 1/15/29(d)		2,100,000	1,800,239
5.375% 7/15/24(d)		2,455,000	2,418,961
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		475,000	421,503
The Brink's Co.:
4.625% 10/15/27(d)		20,000	18,184
5.5% 7/15/25(d)		40,000	38,940
The GEO Group, Inc. 9.5% 12/31/28 (d)		1,220,000	1,165,610
			41,337,934
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		855,000	817,659
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		750,000	584,095
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(d)		535,000	531,367
6.51% 2/23/42(d)		535,000	542,035
Pike Corp. 5.5% 9/1/28 (d)		5,265,000	4,569,020
Railworks Holdings LP 8.25% 11/15/28 (d)		2,020,000	1,890,114
SRS Distribution, Inc.:
4.625% 7/1/28(d)		985,000	861,855
6% 12/1/29(d)		870,000	726,624
			10,522,769
Electrical Equipment - 0.0%
Regal Rexnord Corp.:
6.05% 2/15/26(d)		1,860,000	1,845,086
6.05% 4/15/28(d)		1,235,000	1,207,594
6.3% 2/15/30(d)		1,237,000	1,210,260
Sensata Technologies BV:
4% 4/15/29(d)		1,330,000	1,173,020
5% 10/1/25(d)		275,000	267,539
Vertiv Group Corp. 4.125% 11/15/28 (d)		775,000	673,312
Wesco Distribution, Inc.:
7.125% 6/15/25(d)		20,000	20,181
7.25% 6/15/28(d)		20,000	20,267
			6,417,259
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)		975,000	792,844
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		645,000	616,701
			1,409,545
Machinery - 0.1%
Chart Industries, Inc.:
7.5% 1/1/30(d)		190,000	192,850
9.5% 1/1/31(d)		20,000	20,900
Hillenbrand, Inc. 5.75% 6/15/25		20,000	19,750
Mueller Water Products, Inc. 4% 6/15/29 (d)		1,905,000	1,662,256
Vertical Holdco GmbH 7.625% 7/15/28 (d)		2,910,000	2,671,121
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		7,350,000	6,658,599
			11,225,476
Marine - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(d)		495,000	471,271
3.75% 4/6/27(d)		1,040,000	962,195
Seaspan Corp. 5.5% 8/1/29 (d)		3,930,000	2,957,514
			4,390,980
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		3,290,000	2,973,272
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		4,685,000	4,159,062
4% 7/1/29(d)		60,000	52,636
Korn Ferry 4.625% 12/15/27 (d)		595,000	550,570
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,225,790
TriNet Group, Inc. 3.5% 3/1/29 (d)		2,865,000	2,392,283
			11,353,613
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	2,724,402
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)		20,000	18,003
Hertz Corp. 5% 12/1/29 (d)		40,000	33,209
JSC Georgian Railway 4% 6/17/28 (d)		325,000	284,375
			3,059,989
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3% 9/15/23		1,163,000	1,147,935
3.375% 7/1/25		13,572,000	12,796,929
4.25% 2/1/24		11,266,000	11,106,714
4.25% 9/15/24		4,366,000	4,276,972
Fortress Transportation & Infrastructure Investors LLC:
5.5% 5/1/28(d)		40,000	35,722
6.5% 10/1/25(d)		20,000	19,507
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		20,000	17,200
Herc Holdings, Inc. 5.5% 7/15/27 (d)		20,000	18,840
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	860,000	932,661
4.5% 9/7/23 (Reg. S)	GBP	1,329,000	1,586,342
United Rentals North America, Inc.:
3.875% 2/15/31		40,000	34,236
4.875% 1/15/28		40,000	38,128
5.25% 1/15/30		20,000	18,850
6% 12/15/29(d)		640,000	640,000
Williams Scotsman International, Inc. 6.125% 6/15/25 (d)		20,000	19,633
			32,689,669
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(d)		12,030,000	11,189,189
3.95% 7/1/24(d)		4,160,000	4,022,599
4.25% 4/15/26(d)		3,220,000	2,988,146
4.375% 5/1/26(d)		21,312,000	19,826,231
5.25% 5/15/24(d)		7,670,000	7,547,785
5.5% 1/15/26(d)		7,243,000	7,008,942
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		1,415,000	1,305,338
3.875% 7/18/29 (Reg. S)		420,000	390,154
DP World Ltd. 5.625% 9/25/48 (d)		785,000	755,710
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		1,700,000	1,453,500
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	2,800,000	2,799,189
7.125% 2/14/24	GBP	3,705,000	4,500,037
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,000,000	848,318
			64,635,138
TOTAL INDUSTRIALS			304,274,229

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.0%
Commscope Technologies LLC 6% 6/15/25 (d)		20,000	19,167
CommScope, Inc.:
4.75% 9/1/29(d)		1,006,000	819,890
6% 3/1/26(d)		2,125,000	2,047,570
7.125% 7/1/28(d)		40,000	31,513
8.25% 3/1/27(d)		20,000	17,000
HTA Group Ltd. 7% 12/18/25 (d)		1,085,000	1,025,528
Hughes Satellite Systems Corp.:
5.25% 8/1/26		20,000	19,150
6.625% 8/1/26		20,000	18,825
Nokia Corp. 4.375% 6/12/27		20,000	18,722
ViaSat, Inc.:
5.625% 4/15/27(d)		20,000	18,248
6.5% 7/15/28(d)		20,000	14,788
			4,050,401
Electronic Equipment & Components - 0.2%
Coherent Corp. 5% 12/15/29 (d)		3,730,000	3,267,853
Dell International LLC/EMC Corp.:
5.45% 6/15/23		2,400,000	2,398,318
5.85% 7/15/25		2,748,000	2,764,659
6.02% 6/15/26		3,119,000	3,157,396
6.1% 7/15/27		5,045,000	5,184,037
6.2% 7/15/30		4,367,000	4,433,988
Imola Merger Corp. 4.75% 5/15/29 (d)		60,000	51,031
Sensata Technologies, Inc. 3.75% 2/15/31 (d)		660,000	550,191
TTM Technologies, Inc. 4% 3/1/29 (d)		5,530,000	4,561,744
			26,369,217
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (d)		4,450,000	3,543,313
Arches Buyer, Inc. 4.25% 6/1/28 (d)		20,000	16,464
Block, Inc.:
2.75% 6/1/26		1,160,000	1,035,052
3.5% 6/1/31		520,000	420,108
CA Magnum Holdings 5.375% (d)(j)		1,145,000	1,044,813
Gartner, Inc.:
3.625% 6/15/29(d)		685,000	592,340
3.75% 10/1/30(d)		1,705,000	1,443,537
4.5% 7/1/28(d)		1,855,000	1,702,940
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		3,170,000	2,655,759
5.25% 12/1/27(d)		2,215,000	2,096,187
Rackspace Hosting, Inc.:
3.5% 2/15/28(d)		2,245,000	1,366,644
5.375% 12/1/28(d)		15,649,000	6,147,586
Sabre GLBL, Inc.:
9.25% 4/15/25(d)		20,000	19,687
11.25% 12/15/27(d)		20,000	19,987
Twilio, Inc.:
3.625% 3/15/29		20,000	16,801
3.875% 3/15/31		940,000	769,625
			22,890,843
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28(d)		3,204,000	2,715,392
2.45% 2/15/31(d)		72,567,000	57,501,351
2.6% 2/15/33(d)		29,461,000	22,266,102
3.5% 2/15/41(d)		22,019,000	15,757,089
3.75% 2/15/51(d)		10,333,000	7,202,353
Entegris Escrow Corp.:
4.75% 4/15/29(d)		4,285,000	3,896,060
5.95% 6/15/30(d)		6,010,000	5,589,858
Entegris, Inc. 3.625% 5/1/29 (d)		1,115,000	924,558
onsemi 3.875% 9/1/28 (d)		1,885,000	1,656,613
			117,509,376
Software - 0.4%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		3,145,000	2,720,425
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		735,000	634,259
4.875% 7/1/29(d)		725,000	626,400
Crowdstrike Holdings, Inc. 3% 2/15/29		650,000	547,475
Elastic NV 4.125% 7/15/29 (d)		1,995,000	1,637,283
Fair Isaac Corp.:
4% 6/15/28(d)		1,975,000	1,793,616
5.25% 5/15/26(d)		520,000	506,308
Gen Digital, Inc.:
5% 4/15/25(d)		40,000	38,854
7.125% 9/30/30(d)		40,000	39,000
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		4,195,000	3,403,194
McAfee Corp. 7.375% 2/15/30 (d)		20,000	15,851
MicroStrategy, Inc. 6.125% 6/15/28 (d)		3,910,000	3,245,300
NCR Corp.:
5.125% 4/15/29(d)		20,000	17,080
5.75% 9/1/27(d)		20,000	19,385
6.125% 9/1/29(d)		20,000	19,450
Open Text Corp.:
3.875% 2/15/28(d)		20,000	17,244
3.875% 12/1/29(d)		3,095,000	2,498,196
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		1,490,000	1,226,119
4.125% 12/1/31(d)		2,375,000	1,889,906
Oracle Corp.:
1.65% 3/25/26		12,241,000	10,942,226
2.3% 3/25/28		19,340,000	16,783,615
2.8% 4/1/27		14,371,000	13,034,985
2.875% 3/25/31		24,420,000	20,245,818
Picard Midco, Inc. 6.5% 3/31/29 (d)		60,000	51,976
PTC, Inc.:
3.625% 2/15/25(d)		20,000	19,017
4% 2/15/28(d)		20,000	18,168
SS&C Technologies, Inc. 5.5% 9/30/27 (d)		40,000	37,640
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		20,000	15,397
			82,044,187
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		930,000	758,982
5.875% 4/24/25 (Reg. S)		200,000	198,475
Western Digital Corp.:
2.85% 2/1/29		20,000	15,722
4.75% 2/15/26		20,000	18,883
Xerox Holdings Corp. 5% 8/15/25 (d)		20,000	18,615
			1,010,677
TOTAL INFORMATION TECHNOLOGY			253,874,701

MATERIALS - 0.7%
Chemicals - 0.4%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		20,000	18,446
Braskem Idesa SAPI:
6.99% 2/20/32(d)		260,000	180,859
7.45% 11/15/29(d)		180,000	139,050
Braskem Netherlands BV 7.25% 2/13/33 (d)		405,000	394,247
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		12,132,000	12,057,563
CVR Partners LP 6.125% 6/15/28 (d)		1,470,000	1,305,765
Element Solutions, Inc. 3.875% 9/1/28 (d)		1,770,000	1,526,625
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		1,290,000	1,161,000
Equate Petrochemical BV:
2.625% 4/28/28(d)		595,000	518,877
4.25% 11/3/26(d)		325,000	310,944
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		1,325,000	1,199,444
7% 12/31/27(d)		330,000	282,975
LSB Industries, Inc. 6.25% 10/15/28 (d)		995,000	905,758
MEGlobal Canada, Inc. 5% 5/18/25 (d)		825,000	807,366
Methanex Corp.:
5.125% 10/15/27		4,719,000	4,435,530
5.65% 12/1/44		3,232,000	2,634,080
NOVA Chemicals Corp.:
4.25% 5/15/29(d)		1,435,000	1,188,108
4.875% 6/1/24(d)		3,625,000	3,552,714
5% 5/1/25(d)		3,402,000	3,242,729
5.25% 6/1/27(d)		2,134,000	1,920,600
Nufarm Australia Ltd. 5% 1/27/30 (d)		1,850,000	1,615,059
OCP SA:
3.75% 6/23/31(d)		745,000	600,656
4.5% 10/22/25(d)		165,000	157,503
5.625% 4/25/24(d)		925,000	912,455
6.875% 4/25/44(d)		150,000	136,313
Olin Corp. 5% 2/1/30		20,000	18,199
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		3,410,000	2,846,204
6.25% 10/1/29(d)		1,635,000	1,325,271
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(d)		890,000	780,029
2.875% 5/11/31(d)		725,000	568,219
SABIC Capital II BV 4% 10/10/23 (d)		902,000	891,853
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		1,115,000	1,001,816
5.875% 3/27/24		1,170,000	1,153,269
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		295,000	255,078
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		1,100,000	988,614
The Chemours Co. LLC:
4.625% 11/15/29(d)		960,000	779,107
5.375% 5/15/27		4,271,000	3,889,387
5.75% 11/15/28(d)		3,120,000	2,740,241
The Scotts Miracle-Gro Co.:
4% 4/1/31		255,000	204,000
4.375% 2/1/32		385,000	314,324
Tronox, Inc. 4.625% 3/15/29 (d)		680,000	554,200
Valvoline, Inc. 4.25% 2/15/30 (d)		1,255,000	1,226,493
W.R. Grace Holding LLC:
5.625% 8/15/29(d)		4,445,000	3,564,013
7.375% 3/1/31(d)		515,000	511,256
			64,816,239
Construction Materials - 0.0%
Smyrna Ready Mix LLC 6% 11/1/28 (d)		20,000	17,752

Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		445,000	373,602
4% 9/1/29(d)		885,000	709,664
6% 6/15/27(d)		1,780,000	1,722,577
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(d)		1,370,000	1,246,700
5.25% 4/30/25(d)		20,000	19,335
5.25% 8/15/27(d)		410,000	336,585
5.25% 8/15/27(d)		255,000	209,340
Ball Corp.:
2.875% 8/15/30		680,000	542,776
4.875% 3/15/26		1,855,000	1,792,394
5.25% 7/1/25		20,000	19,679
6.875% 3/15/28		20,000	20,200
Berry Global, Inc.:
4.875% 7/15/26(d)		1,615,000	1,546,363
5.625% 7/15/27(d)		1,000,000	962,500
BWAY Holding Co. 7.875% 8/15/26 (d)		1,925,000	1,937,031
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(d)		640,000	610,599
8.75% 4/15/30(d)		20,000	18,068
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		20,000	19,100
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		115,000	98,913
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		610,000	519,842
OI European Group BV 4.75% 2/15/30 (d)		20,000	17,802
Owens-Brockway Glass Container, Inc. 6.625% 5/13/27 (d)		20,000	19,450
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (d)		20,000	17,156
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4% 10/15/27 (d)		20,000	17,447
Sealed Air Corp.:
4% 12/1/27(d)		20,000	18,019
5% 4/15/29(d)		1,790,000	1,634,594
6.125% 2/1/28(d)		740,000	728,863
Silgan Holdings, Inc. 4.125% 2/1/28		20,000	18,300
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		4,023,000	3,801,735
8.5% 8/15/27(d)		1,575,000	1,496,092
			20,474,726
Metals & Mining - 0.2%
Antofagasta PLC:
2.375% 10/14/30(d)		1,255,000	990,509
5.625% 5/13/32(d)		360,000	348,300
Arconic Corp.:
6% 5/15/25(d)		630,000	630,000
6.125% 2/15/28(d)		20,000	19,650
ATI, Inc.:
4.875% 10/1/29		1,030,000	922,227
5.875% 12/1/27		3,770,000	3,591,244
Celtic Resources Holdings DAC 4.125% 10/9/24 (c)(d)(f)		650,000	87,547
Cleveland-Cliffs, Inc.:
4.875% 3/1/31(d)		255,000	232,124
6.75% 3/15/26(d)		20,000	20,203
Commercial Metals Co.:
3.875% 2/15/31		775,000	653,909
4.125% 1/15/30		1,175,000	1,024,520
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (d)		425,000	357,080
Constellium NV:
3.75% 4/15/29(d)		20,000	16,610
5.875% 2/15/26(d)		1,000,000	976,505
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		155,000	134,492
3.15% 1/14/30(d)		405,000	352,046
3.7% 1/30/50(d)		1,195,000	866,973
5.125% 2/2/33(d)		500,000	484,313
CSN Resources SA 5.875% 4/8/32 (d)		660,000	552,701
Eldorado Gold Corp. 6.25% 9/1/29 (d)		2,805,000	2,466,493
Endeavour Mining PLC 5% 10/14/26 (d)		485,000	406,066
ERO Copper Corp. 6.5% 2/15/30 (d)		3,315,000	2,805,319
First Quantum Minerals Ltd.:
6.875% 3/1/26(d)		900,000	846,563
6.875% 10/15/27(d)		2,855,000	2,671,209
7.5% 4/1/25(d)		1,280,000	1,242,240
FMG Resources Pty Ltd.:
4.375% 4/1/31(d)		680,000	574,688
4.5% 9/15/27(d)		760,000	699,200
5.125% 5/15/24(d)		500,000	493,750
6.125% 4/15/32(d)		20,000	18,900
Fresnillo PLC 4.25% 10/2/50 (d)		505,000	388,313
Gcm Mining Corp. 6.875% 8/9/26 (d)		1,185,000	1,006,663
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		640,000	574,618
JSW Steel Ltd. 3.95% 4/5/27 (d)		645,000	565,988
Kaiser Aluminum Corp.:
4.5% 6/1/31(d)		615,000	486,859
4.625% 3/1/28(d)		3,124,000	2,690,493
Metinvest BV 8.5% 4/23/26 (Reg. S)		235,000	124,697
Mineral Resources Ltd.:
8% 11/1/27(d)		20,000	19,900
8.5% 5/1/30(d)		3,810,000	3,814,610
Novelis Corp. 4.75% 1/30/30 (d)		20,000	17,570
PMHC II, Inc. 9% 2/15/30 (d)		1,545,000	1,196,913
POSCO:
5.75% 1/17/28(d)		715,000	722,525
5.875% 1/17/33(d)		305,000	315,876
PT Freeport Indonesia:
4.763% 4/14/27(d)		315,000	302,262
5.315% 4/14/32(d)		925,000	851,102
6.2% 4/14/52(d)		365,000	321,154
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/30 (d)		1,145,000	1,129,268
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,585,000	2,234,345
Stillwater Mining Co.:
4% 11/16/26(d)		945,000	838,688
4.5% 11/16/29(d)		440,000	361,433
TMK Capital SA 4.3% 2/12/27 (Reg. S) (f)		600,000	282,000
VM Holding SA 6.5% 1/18/28 (d)		965,000	932,972
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		665,000	516,206
			44,179,836
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		980,000	642,562
Mercer International, Inc. 5.125% 2/1/29		875,000	717,459
SPA Holdings 3 OY 4.875% 2/4/28 (d)		2,440,000	2,072,177
			3,432,198
TOTAL MATERIALS			132,920,751

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	8,500,348
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		795,000	627,470
American Homes 4 Rent LP:
2.375% 7/15/31		1,451,000	1,140,765
3.625% 4/15/32		6,608,000	5,582,690
American Tower Corp. 4.05% 3/15/32		714,000	635,894
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	7,110,180
4.5% 12/1/28		7,625,000	7,075,944
6.75% 12/1/27		11,623,000	12,063,741
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 4.5% 4/1/27 (d)		20,000	17,135
Corporate Office Properties LP:
2.25% 3/15/26		3,379,000	3,013,396
2.75% 4/15/31		6,606,000	4,973,791
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		3,950,000	3,356,225
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		625,000	515,026
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,280,941
3.5% 8/1/26		2,790,000	2,593,553
Healthpeak Properties, Inc.:
3.25% 7/15/26		1,156,000	1,082,340
3.5% 7/15/29		1,322,000	1,177,566
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	13,195,859
Invitation Homes Operating Partnership LP 4.15% 4/15/32		9,940,000	8,743,908
Iron Mountain, Inc.:
4.5% 2/15/31(d)		640,000	529,906
4.875% 9/15/27(d)		20,000	18,409
4.875% 9/15/29(d)		20,000	17,410
5% 7/15/28(d)		20,000	18,128
5.25% 7/15/30(d)		40,000	34,878
5.625% 7/15/32(d)		20,000	17,303
iStar Financial, Inc.:
4.25% 8/1/25		560,000	557,178
4.75% 10/1/24		680,000	678,285
Kite Realty Group Trust 4.75% 9/15/30		764,000	683,825
LXP Industrial Trust (REIT):
2.7% 9/15/30		3,649,000	2,919,506
4.4% 6/15/24		1,672,000	1,619,761
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	1,665,000	1,562,141
3.5% 3/15/31		5,110,000	3,502,701
4.625% 8/1/29		3,790,000	2,833,025
5% 10/15/27		10,940,000	8,979,871
5.25% 8/1/26		520,000	463,830
Office Properties Income Trust 4.5% 2/1/25		20,000	18,400
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		19,138,000	13,679,929
3.375% 2/1/31		6,759,000	5,326,204
3.625% 10/1/29		11,904,000	9,871,747
4.375% 8/1/23		3,145,000	3,126,616
4.5% 1/15/25		3,878,000	3,782,326
4.5% 4/1/27		18,502,000	17,469,288
4.75% 1/15/28		10,700,000	10,035,922
4.95% 4/1/24		9,727,000	9,560,918
5.25% 1/15/26		10,610,000	10,400,804
Park Intermediate Holdings LLC:
4.875% 5/15/29(d)		20,000	16,716
7.5% 6/1/25(d)		580,000	581,830
Piedmont Operating Partnership LP 2.75% 4/1/32		2,906,000	2,048,508
Realty Income Corp.:
2.2% 6/15/28		1,564,000	1,350,143
2.85% 12/15/32		1,925,000	1,581,128
3.25% 1/15/31		2,129,000	1,855,650
3.4% 1/15/28		3,355,000	3,107,755
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,182,609
5% 12/15/23		737,000	730,912
RHP Hotel Properties LP/RHP Finance Corp.:
4.5% 2/15/29(d)		20,000	17,409
4.75% 10/15/27		20,000	18,388
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		370,000	334,773
SBA Communications Corp.:
3.125% 2/1/29		4,260,000	3,517,482
3.875% 2/15/27		520,000	470,597
Senior Housing Properties Trust 9.75% 6/15/25		193,000	187,015
Service Properties Trust:
4.35% 10/1/24		20,000	19,144
4.75% 10/1/26		20,000	17,350
4.95% 10/1/29		20,000	15,777
Simon Property Group LP 2.45% 9/13/29		3,576,000	2,995,131
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	2,947,130
4.25% 2/1/26		10,537,000	9,985,236
Store Capital Corp.:
2.75% 11/18/30		3,880,000	2,930,462
4.625% 3/15/29		3,549,000	3,131,589
Sun Communities Operating LP:
2.3% 11/1/28		3,294,000	2,784,895
2.7% 7/15/31		8,306,000	6,626,386
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		6,225,000	4,934,558
6.5% 2/15/29(d)		18,715,000	12,258,420
10.5% 2/15/28(d)		5,420,000	5,421,084
Uniti Group, Inc.:
6% 1/15/30(d)		5,485,000	3,399,571
7.875% 2/15/25(d)		4,169,000	4,249,990
Ventas Realty LP:
3% 1/15/30		15,631,000	13,286,229
3.5% 2/1/25		2,163,000	2,076,799
3.75% 5/1/24		9,073,000	8,873,239
4% 3/1/28		3,986,000	3,682,221
4.125% 1/15/26		2,017,000	1,941,415
4.75% 11/15/30		21,238,000	20,020,599
VICI Properties LP:
4.375% 5/15/25		1,727,000	1,662,048
4.75% 2/15/28		13,710,000	12,933,054
4.95% 2/15/30		20,675,000	19,302,340
5.125% 5/15/32		4,986,000	4,626,260
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(d)		90,000	85,015
4.125% 8/15/30(d)		1,285,000	1,109,962
4.25% 12/1/26(d)		130,000	120,556
4.625% 12/1/29(d)		270,000	241,909
Vornado Realty LP 2.15% 6/1/26		3,551,000	3,042,481
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,333,534
4% 2/1/25		12,346,000	12,043,546
XHR LP 4.875% 6/1/29 (d)		20,000	17,084
			377,511,012
Real Estate Management & Development - 0.5%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	2,635,000	1,661,076
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	10,200,000	4,636,914
2.25% 4/27/27 (Reg. S)	EUR	900,000	399,811
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (e)	EUR	1,238,000	1,263,576
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	5,365,000	4,202,511
1.75% 3/12/29 (Reg. S)	EUR	2,480,000	1,944,118
2.625% 10/20/28 (Reg. S)	GBP	950,000	884,904
Brandywine Operating Partnership LP:
3.95% 11/15/27		8,220,000	6,934,530
4.1% 10/1/24		7,423,000	7,138,723
4.55% 10/1/29		8,895,000	7,372,257
7.55% 3/15/28		15,931,000	15,619,200
CBRE Group, Inc. 2.5% 4/1/31		10,439,000	8,482,994
Deutsche Annington Finance BV 5% 10/2/23 (d)		2,105,000	2,087,737
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		175,000	164,964
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,123,513
Greystar Real Estate Partners 5.75% 12/1/25 (d)		261,000	257,702
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	2,405,000	1,989,386
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	2,400,000	1,830,082
Howard Hughes Corp.:
4.125% 2/1/29(d)		3,030,000	2,537,625
4.375% 2/1/31(d)		1,010,000	822,948
Kennedy-Wilson, Inc.:
4.75% 3/1/29		580,000	471,439
4.75% 2/1/30		4,060,000	3,120,242
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		750,000	540,000
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		790,000	541,150
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	950,000	724,622
1.75% 1/14/25 (Reg. S)	EUR	1,271,000	1,210,925
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	1,300,000	1,099,725
Tanger Properties LP:
2.75% 9/1/31		8,621,000	6,394,561
3.125% 9/1/26		4,970,000	4,510,941
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		615,000	542,738
5.875% 6/15/27(d)		520,000	498,098
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	840,000	736,424
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	400,000	424,808
			94,170,244
TOTAL REAL ESTATE			471,681,256

UTILITIES - 1.5%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32		13,712,000	11,677,254
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (e)	EUR	650,000	576,954
Clearway Energy Operating LLC:
3.75% 2/15/31(d)		1,290,000	1,049,738
4.75% 3/15/28(d)		580,000	532,266
Cleco Corporate Holdings LLC 3.375% 9/15/29		6,938,000	5,857,545
Comision Federal de Electricid:
3.348% 2/9/31(d)		175,000	138,173
4.688% 5/15/29(d)		785,000	699,778
DPL, Inc.:
4.125% 7/1/25		1,585,000	1,488,833
4.35% 4/15/29		210,000	181,650
Duke Energy Corp.:
2.45% 6/1/30		6,067,000	4,983,056
3.85% 6/15/34	EUR	2,650,000	2,532,711
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(d)		2,680,000	2,130,538
2.775% 1/7/32(d)		8,750,000	6,881,842
Electricite de France SA 5.5% 1/25/35 (Reg. S)	GBP	2,700,000	3,083,556
Emera, Inc. 6.75% 6/15/76 (e)		20,000	19,189
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (e)	EUR	1,900,000	1,562,463
Enel SpA 3.375% (Reg. S) (e)(j)	EUR	2,010,000	1,931,070
Entergy Corp. 2.8% 6/15/30		6,226,000	5,216,727
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		1,080,000	1,010,475
6.75% 8/6/23(d)		880,000	870,760
7.125% 2/11/25(d)		725,000	712,023
8.45% 8/10/28(d)		410,000	401,288
Eversource Energy 2.8% 5/1/23		5,482,000	5,459,403
Exelon Corp.:
2.75% 3/15/27		3,035,000	2,751,623
3.35% 3/15/32		8,005,000	6,835,004
4.05% 4/15/30		3,689,000	3,383,329
4.1% 3/15/52		2,730,000	2,168,739
FirstEnergy Corp.:
1.6% 1/15/26		500,000	445,272
2.05% 3/1/25		500,000	466,425
2.65% 3/1/30		20,000	16,585
3.4% 3/1/50		2,560,000	1,729,768
4.15% 7/15/27		40,000	37,312
7.375% 11/15/31		14,027,000	15,731,281
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	800,000	980,698
IPALCO Enterprises, Inc. 3.7% 9/1/24		3,797,000	3,667,420
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		1,085,000	932,351
Lamar Funding Ltd. 3.958% 5/7/25 (d)		1,085,000	1,025,528
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		1,300,000	1,104,838
Monongahela Power Co. 4.1% 4/15/24 (d)		1,445,000	1,418,053
NextEra Energy Partners LP 3.875% 10/15/26 (d)		20,000	18,100
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (e)	EUR	4,745,000	4,263,258
NRG Energy, Inc.:
3.375% 2/15/29(d)		1,830,000	1,485,887
3.625% 2/15/31(d)		930,000	721,100
3.875% 2/15/32(d)		40,000	31,022
5.25% 6/15/29(d)		1,975,000	1,757,750
5.75% 1/15/28		20,000	18,852
6.625% 1/15/27		1,000,000	997,192
PG&E Corp.:
5% 7/1/28		4,360,000	3,980,898
5.25% 7/1/30		5,890,000	5,256,825
Southern Co. 1.875% 9/15/81 (e)	EUR	5,105,000	4,293,153
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		20,000	17,276
5% 7/31/27(d)		2,375,000	2,206,268
5.5% 9/1/26(d)		1,855,000	1,771,698
5.625% 2/15/27(d)		2,770,000	2,624,909
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	850,000	1,011,012
			132,146,718
Gas Utilities - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25		20,000	19,011
5.875% 8/20/26		20,000	18,848
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		890,000	858,183
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26(d)		500,000	450,118
5.875% 4/1/29(d)		20,000	16,325
Nakilat, Inc. 6.067% 12/31/33 (d)		639,428	665,325
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27		725,000	688,718
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		860,000	747,065
			3,463,593
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		1,828,000	1,613,361
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		345,000	282,102
Calpine Corp.:
4.5% 2/15/28(d)		20,000	18,006
5% 2/1/31(d)		40,000	32,913
5.125% 3/15/28(d)		20,000	17,743
5.25% 6/1/26(d)		20,000	19,169
Emera U.S. Finance LP 3.55% 6/15/26		2,935,000	2,755,201
Energo-Pro A/S 8.5% 2/4/27 (d)		340,000	325,189
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		1,715,000	1,117,553
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		705,000	629,653
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	2,510,000	2,420,969
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		1,003,625	898,244
The AES Corp.:
3.3% 7/15/25(d)		36,313,000	34,077,722
3.95% 7/15/30(d)		37,328,000	32,680,664
			76,888,489
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		795,000	663,110
4.875% 4/23/30(d)		305,000	306,487
Berkshire Hathaway Energy Co. 4.05% 4/15/25		26,164,000	25,592,186
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		1,658,000	1,481,834
NiSource, Inc.:
2.95% 9/1/29		17,668,000	15,249,115
5.25% 2/15/43		4,623,000	4,398,533
5.8% 2/1/42		2,300,000	2,221,138
5.95% 6/15/41		3,281,000	3,303,153
Puget Energy, Inc.:
4.1% 6/15/30		12,516,000	11,237,536
4.224% 3/15/32		23,786,000	21,031,462
Sempra Energy 6% 10/15/39		5,447,000	5,518,178
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (e)(h)		1,401,000	1,196,763
			92,199,495
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	830,000	795,370
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	700,000	795,520
6.125% 2/26/24	GBP	442,000	536,062
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,013,000	1,047,014
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	890,000	1,038,702
			4,212,668
TOTAL UTILITIES			308,910,963

TOTAL NONCONVERTIBLE BONDS			7,043,234,860
TOTAL CORPORATE BONDS (Cost $7,749,551,358)			7,071,560,530

U.S. Treasury Obligations - 29.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	86,364,000	54,662,340
1.75% 8/15/41	111,477,000	77,250,077
1.875% 11/15/51	339,566,000	220,850,541
2% 11/15/41	218,350,000	157,817,581
2% 8/15/51	710,798,000	477,761,767
2.25% 2/15/52	329,570,000	234,985,984
2.875% 5/15/52	114,784,000	93,992,852
3% 2/15/47	245,214,000	204,102,340
3% 8/15/52	85,740,000	72,075,188
3.25% 5/15/42 (k)	124,471,000	110,015,833
3.625% 2/15/53	52,184,000	49,680,799
4% 11/15/42	2,805,000	2,765,116
U.S. Treasury Notes:
0.75% 3/31/26 (k)	3,010,000	2,693,362
1.125% 8/31/28	395,338,000	337,010,203
1.25% 5/31/28	31,141,000	26,893,173
1.25% 9/30/28	158,340,000	135,634,291
1.5% 11/30/28	75,000,000	64,954,102
1.75% 1/31/29	146,464,000	128,276,146
1.875% 2/28/27	175,000,000	159,373,046
2.25% 3/31/24 (k)	5,100,000	4,944,211
2.5% 3/31/27	80,000,000	74,612,500
2.625% 7/31/29	200,000,000	183,390,624
2.75% 7/31/27	450,000,000	422,753,904
2.75% 2/15/28	54,737,100	51,213,399
2.75% 8/15/32	683,541,000	621,167,775
2.875% 8/15/28	78,639,600	73,696,978
2.875% 5/15/32	197,316,000	181,469,059
3.125% 8/31/29	225,160,000	212,626,680
3.5% 1/31/30	100,000,000	96,578,125
3.5% 2/15/33	50,000,000	48,351,563
3.875% 1/15/26 (l)	70,700,000	69,484,844
3.875% 11/30/29	125,000,000	123,398,438
3.875% 12/31/29	450,000,000	444,515,625
4% 10/31/29	75,000,000	74,557,617
4.125% 10/31/27	243,059,000	241,843,705
4.125% 11/15/32 (l)	208,954,000	212,284,204
4.375% 10/31/24 (k)(l)(m)	15,300,000	15,156,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,761,456,242)		5,762,840,555

U.S. Government Agency - Mortgage Securities - 19.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.1%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (e)(h)	6,522	6,524
12 month U.S. LIBOR + 1.460% 3.85% 1/1/35 (e)(h)	6,747	6,750
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (e)(h)	1,909	1,927
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (e)(h)	5,138	5,219
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (e)(h)	7,217	7,249
12 month U.S. LIBOR + 1.620% 3.584% 3/1/33 (e)(h)	6,825	6,842
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (e)(h)	13,246	13,377
12 month U.S. LIBOR + 1.630% 3.491% 11/1/36 (e)(h)	3,808	3,842
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (e)(h)	4,534	4,576
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (e)(h)	11,507	11,663
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (e)(h)	9,975	10,110
12 month U.S. LIBOR + 1.700% 3.186% 6/1/42 (e)(h)	13,380	13,627
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (e)(h)	10,782	10,974
12 month U.S. LIBOR + 1.730% 3.854% 3/1/40 (e)(h)	14,046	14,195
12 month U.S. LIBOR + 1.750% 3.701% 7/1/35 (e)(h)	4,376	4,403
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (e)(h)	19,991	20,348
12 month U.S. LIBOR + 1.780% 4.163% 2/1/36 (e)(h)	6,032	6,071
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (e)(h)	474,266	481,447
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (e)(h)	6,019	6,139
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (e)(h)	48,643	49,178
12 month U.S. LIBOR + 1.810% 2.521% 2/1/42 (e)(h)	21,726	21,995
12 month U.S. LIBOR + 1.810% 4.051% 7/1/41 (e)(h)	8,476	8,672
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (e)(h)	11,215	11,314
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (e)(h)	4,439	4,517
12 month U.S. LIBOR + 1.820% 4.195% 12/1/35 (e)(h)	8,597	8,676
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (e)(h)	3,535	3,515
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (e)(h)	9,800	10,043
6 month U.S. LIBOR + 1.500% 3.727% 1/1/35 (e)(h)	14,711	14,750
6 month U.S. LIBOR + 1.530% 3.258% 12/1/34 (e)(h)	2,760	2,761
6 month U.S. LIBOR + 1.530% 3.437% 3/1/35 (e)(h)	3,438	3,442
6 month U.S. LIBOR + 1.550% 4.211% 10/1/33 (e)(h)	1,242	1,265
6 month U.S. LIBOR + 1.560% 5.64% 7/1/35 (e)(h)	2,159	2,209
6 month U.S. LIBOR + 1.740% 3.865% 12/1/34 (e)(h)	395	399
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (e)(h)	2,898	2,936
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (e)(h)	19,676	19,927
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (e)(h)	4,014	4,071
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (e)(h)	9,513	9,679
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (e)(h)	7,794	7,928
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.982% 7/1/34 (e)(h)	14,523	14,815
1.5% 1/1/36 to 6/1/51	32,127,054	27,017,811
2% 2/1/28 to 4/1/52	224,066,344	187,286,409
2.5% 1/1/28 to 2/1/52 (k)	358,813,412	312,223,967
3% 1/1/32 to 2/1/52	143,195,307	129,053,274
3.5% 9/1/37 to 12/1/52	85,572,770	78,797,300
4% 3/1/36 to 9/1/52	88,527,117	84,309,511
4.5% to 4.5% 6/1/33 to 12/1/52	82,733,772	80,646,937
5% 6/1/23 to 3/1/53	56,539,257	56,240,958
5.264% 8/1/41 (e)	347,277	346,894
5.5% 12/1/23 to 12/1/52	36,520,402	36,578,535
6% to 6% 9/1/29 to 12/1/52	15,246,782	15,480,638
6.5% 7/1/23 to 4/1/37	563,004	581,803
6.67% 2/1/39 (e)	175,593	178,627
7% to 7% 4/1/23 to 7/1/37	107,643	111,416
7.5% to 7.5% 6/1/25 to 11/1/31	53,742	55,450
8% 3/1/37	3,625	3,946
TOTAL FANNIE MAE		1,009,750,851
Freddie Mac - 3.6%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (e)(h)	4,873	4,816
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (e)(h)	25,770	25,610
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (e)(h)	15,021	14,978
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (e)(h)	205,134	205,865
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (e)(h)	39,642	40,236
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (e)(h)	69,287	69,977
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (e)(h)	10,164	10,295
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (e)(h)	1,682	1,707
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (e)(h)	6,720	6,793
12 month U.S. LIBOR + 1.900% 3.966% 10/1/42 (e)(h)	48,454	48,935
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (e)(h)	13,371	13,568
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (e)(h)	13,860	14,115
12 month U.S. LIBOR + 1.910% 3.791% 6/1/41 (e)(h)	16,863	17,184
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (e)(h)	4,385	4,475
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (e)(h)	8,786	8,905
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (e)(h)	188	189
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (e)(h)	13,391	13,643
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (e)(h)	17,325	17,564
6 month U.S. LIBOR + 1.120% 3.029% 8/1/37 (e)(h)	9,749	9,608
6 month U.S. LIBOR + 1.580% 5.08% 12/1/35 (e)(h)	52	53
6 month U.S. LIBOR + 1.880% 3.488% 10/1/36 (e)(h)	25,121	25,252
6 month U.S. LIBOR + 1.990% 4% 10/1/35 (e)(h)	12,220	12,302
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (e)(h)	5,799	5,928
6 month U.S. LIBOR + 2.680% 5.679% 10/1/35 (e)(h)	4,652	4,824
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.174% 6/1/33 (e)(h)	18,113	18,213
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.229% 6/1/33 (e)(h)	37,206	37,554
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.392% 3/1/35 (e)(h)	65,503	66,578
1.5% 7/1/35 to 6/1/51	32,795,063	27,184,641
2% 8/1/35 to 4/1/52	160,539,079	131,787,160
2.5% 1/1/28 to 4/1/52	197,856,721	171,148,977
3% 4/1/32 to 4/1/52	69,817,360	62,580,305
3.5% 1/1/32 to 12/1/52 (k)(m)	105,088,865	97,788,338
4% 5/1/37 to 10/1/52	60,742,042	58,426,041
4% 4/1/48	21,788	20,826
4.5% 6/1/25 to 10/1/52	75,582,012	73,052,842
5% 8/1/33 to 3/1/53	58,521,574	57,984,697
5.5% 10/1/52 to 1/1/53	23,364,233	23,346,868
6% 1/1/29 to 12/1/37	260,703	268,051
6.5% 5/1/26 to 1/1/53	6,294,609	6,475,880
7% 3/1/26 to 9/1/36	123,849	129,179
7.5% 1/1/27 to 11/1/31	736	771
8% 7/1/24 to 4/1/32	2,734	2,873
8.5% 1/1/25 to 1/1/28	1,838	1,900
TOTAL FREDDIE MAC		710,898,516
Ginnie Mae - 3.1%
3.5% 9/20/40 to 7/20/46 (k)	27,359,640	25,665,238
4% 5/20/33 to 5/20/49	25,924,087	24,949,730
4.5% 6/20/33 to 8/15/41	5,702,192	5,602,549
5% 12/15/32 to 4/20/48	6,088,832	6,118,959
5.5% 7/15/33 to 9/15/39	185,393	189,141
6% to 6% 10/15/30 to 11/15/39	71,700	73,681
7% to 7% 12/15/23 to 11/15/32	130,829	135,021
7.5% to 7.5% 4/15/23 to 9/15/31	26,219	26,848
8% 12/15/23 to 11/15/29	5,059	5,183
8.5% 11/15/27 to 1/15/31	2,140	2,263
2% 12/20/50 to 4/20/51	46,719,711	39,389,329
2% 3/1/53 (g)	16,100,000	13,494,577
2% 3/1/53 (g)	25,250,000	21,163,856
2% 3/1/53 (g)	11,150,000	9,345,623
2% 3/1/53 (g)	10,750,000	9,010,354
2% 3/1/53 (g)	16,100,000	13,494,577
2% 3/1/53 (g)	64,550,000	54,104,035
2% 3/1/53 (g)	19,400,000	16,260,547
2% 3/1/53 (g)	12,950,000	10,854,334
2% 4/1/53 (g)	63,800,000	53,532,723
2% 4/1/53 (g)	47,850,000	40,149,543
2.5% 7/20/51 to 12/20/51	19,993,623	17,354,444
2.5% 3/1/53 (g)	31,850,000	27,542,714
2.5% 3/1/53 (g)	63,300,000	54,739,523
2.5% 3/1/53 (g)	25,100,000	21,705,561
2.5% 3/1/53 (g)	21,425,000	18,527,556
3% 5/20/42 to 12/20/49 (k)	6,928,738	6,312,397
3% 3/1/53 (g)	24,900,000	22,212,132
3% 3/1/53 (g)	16,600,000	14,808,088
3% 3/1/53 (g)	33,850,000	30,196,011
3% 3/1/53 (g)	21,050,000	18,777,726
3.5% 3/1/53 (g)	9,150,000	8,410,707
3.5% 3/1/53 (g)	15,200,000	13,971,884
3.5% 3/1/53 (g)	10,625,000	9,766,531
3.5% 3/1/53 (g)	12,175,000	11,191,295
6.5% 3/20/31 to 6/15/37	48,255	50,127
TOTAL GINNIE MAE		619,134,807
Uniform Mortgage Backed Securities - 7.7%
1.5% 3/1/38 (g)	1,000,000	864,478
1.5% 3/1/38 (g)	17,525,000	15,149,972
1.5% 3/1/38 (g)	22,700,000	19,623,644
1.5% 3/1/38 (g)	22,700,000	19,623,644
1.5% 4/1/38 (g)	23,700,000	20,518,673
1.5% 4/1/38 (g)	23,000,000	19,912,636
1.5% 3/1/53 (g)	44,300,000	34,205,815
1.5% 3/1/53 (g)	27,650,000	21,349,679
2% 3/1/38 (g)	26,850,000	23,829,885
2% 3/1/38 (g)	17,900,000	15,886,590
2% 4/1/38 (g)	26,350,000	23,414,945
2% 4/1/38 (g)	14,200,000	12,618,300
2% 3/1/53 (g)	78,350,000	63,796,817
2% 3/1/53 (g)	15,650,000	12,743,078
2% 3/1/53 (g)	120,150,000	97,832,642
2% 3/1/53 (g)	45,775,000	37,272,486
2% 3/1/53 (g)	1,550,000	1,262,094
2% 3/1/53 (g)	28,050,000	22,839,830
2% 3/1/53 (g)	140,400,000	114,321,290
2% 4/1/53 (g)	9,200,000	7,500,123
2% 4/1/53 (g)	156,450,000	127,542,859
2% 4/1/53 (g)	91,500,000	74,593,618
2.5% 3/1/53 (g)	60,225,000	51,021,921
2.5% 3/1/53 (g)	30,900,000	26,178,122
2.5% 3/1/53 (g)	77,500,000	65,657,101
2.5% 4/1/53 (g)	19,700,000	16,706,542
3% 3/1/53 (g)	43,700,000	38,437,205
3% 3/1/53 (g)	17,250,000	15,172,581
3% 3/1/53 (g)	58,700,000	51,630,753
3% 3/1/53 (g)	41,200,000	36,238,280
3% 4/1/53 (g)	89,000,000	78,351,257
3% 4/1/53 (g)	29,700,000	26,146,431
3.5% 3/1/53 (g)	133,975,000	121,980,138
3.5% 3/1/53 (g)	11,050,000	10,060,687
4% 3/1/53 (g)	14,625,000	13,717,791
4% 3/1/53 (g)	3,400,000	3,189,093
4% 3/1/53 (g)	3,400,000	3,189,093
4% 3/1/53 (g)	10,700,000	10,036,264
4% 3/1/53 (g)	10,700,000	10,036,264
4.5% 3/1/53 (g)	48,925,000	47,103,679
5% 3/1/53 (g)	19,000,000	18,670,462
5.5% 3/1/53 (g)	21,100,000	21,062,904
5.5% 3/1/53 (g)	21,900,000	21,861,498
5.5% 3/1/53 (g)	20,350,000	20,314,223
5.5% 4/1/53 (g)	22,300,000	22,250,340
6.5% 3/1/53 (g)	6,000,000	6,144,811
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,521,860,538
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,061,243,138)		3,861,644,712

Asset-Backed Securities - 5.4%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)	4,748,854	3,003,704
Series 2019-1 Class A, 3.844% 5/15/39 (d)	3,740,303	2,634,309
Series 2019-2:
Class A, 3.376% 10/16/39 (d)	9,706,113	7,506,492
Class B, 4.458% 10/16/39 (d)	2,087,167	687,725
Series 2021-1A Class A, 2.95% 11/16/41 (d)	10,692,675	9,381,145
Series 2021-2A Class A, 2.798% 1/15/47 (d)	20,132,591	16,972,509
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (d)	39,236,577	37,654,974
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (d)(e)(h)	7,740,000	7,643,242
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.9224% 10/17/34 (d)(e)(h)	8,253,000	8,113,021
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.7977% 4/20/34 (d)(e)(h)	19,226,000	18,850,382
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (d)(e)(h)	11,745,000	11,611,906
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.9477% 7/20/34 (d)(e)(h)	9,447,000	9,253,818
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	261,000	257,919
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)	595,000	584,729
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	611,000	600,291
Class XS, 0% 10/17/52 (c)(d)(e)(n)	407,971	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)	3,100,886	2,554,292
Class B, 4.335% 1/16/40 (d)	551,865	243,125
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.1124% 10/15/32 (d)(e)(h)	11,120,000	11,010,746
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.8477% 4/25/34 (d)(e)(h)	15,787,000	15,462,356
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9224% 7/15/34 (d)(e)(h)	12,053,000	11,893,418
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9876% 1/15/35 (d)(e)(h)	16,982,000	16,686,870
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.8624% 4/15/34 (d)(e)(h)	27,261,000	26,726,684
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.0424% 4/17/33 (d)(e)(h)	8,452,000	8,358,512
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/36 (d)(e)(h)	8,291,000	8,157,258
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.8377% 4/25/34 (d)(e)(h)	14,004,000	13,758,776
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.0277% 1/20/32 (d)(e)(h)	15,650,000	15,525,176
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.9576% 1/17/35 (d)(e)(h)	17,449,000	17,345,248
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9224% 1/15/35 (d)(e)(h)	12,522,000	12,285,109
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	10,686,784	8,923,679
Class AA, 2.487% 12/16/41 (d)(e)	886,944	816,745
Series 2021-1A Class A, 2.443% 7/15/46 (d)	14,688,559	12,426,117
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.7824% 4/15/29 (d)(e)(h)	12,330,591	12,227,729
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	7,971,466	6,955,423
Class B, 5.095% 4/15/39 (d)	4,356,038	3,114,745
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)	4,189,548	3,661,289
Series 2021-1A Class A, 3.474% 1/15/46 (d)	2,930,241	2,681,170
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (d)(e)(h)	10,997,000	10,842,734
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.959% 4/20/35 (d)(e)(h)	16,187,000	16,001,788
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (d)(e)(h)	7,745,000	7,580,055
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.8577% 4/20/34 (d)(e)(h)	11,637,000	11,309,418
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.9777% 10/20/34 (d)(e)(h)	12,599,000	12,317,387
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 5.967% 10/25/37 (d)(e)(h)	689,680	686,977
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.0077% 4/20/34 (d)(e)(h)	24,335,000	23,711,416
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 6.3586% 7/24/34 (d)(e)(h)	17,433,000	17,327,025
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.1177% 1/20/34 (d)(e)(h)	20,650,000	20,292,301
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.4829% 1/28/40 (c)(d)(e)(h)	211,708	0
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (d)	10,145,050	9,420,744
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (d)	214,000	166,252
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)	557,000	478,460
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.939% 4/20/35 (d)(e)(h)	9,084,000	8,914,284
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (d)(e)(h)	15,808,000	15,537,225
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.0147% 1/18/32 (d)(e)(h)	11,752,000	11,627,946
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.9724% 4/17/33 (d)(e)(h)	8,700,000	8,605,701
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/35 (d)(e)(h)	11,160,000	10,939,021
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.0453% 2/20/35 (d)(e)(h)	6,539,000	6,408,809
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (d)(e)(h)	6,808,000	6,745,829
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 1/15/35 (d)(e)(h)	15,072,000	14,861,324
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.0424% 1/15/34 (d)(e)(h)	3,200,000	3,153,389
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)	420,000	388,785
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)	265,000	227,078
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.9076% 7/19/34 (d)(e)(h)	8,589,000	8,426,007
Class AR, 3 month U.S. LIBOR + 1.080% 5.9516% 11/16/34 (d)(e)(h)	12,500,000	12,352,013
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.2153% 11/20/33 (d)(e)(h)	19,341,000	19,082,353
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)	491,064	417,937
Series 2021-2 Class G, 4.505% 12/17/26 (d)	2,259,324	1,946,217
Series 2021-3 Class F, 4.242% 1/17/41 (d)	331,143	266,302
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	4,713,028	4,017,819
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)	4,570,887	3,885,217
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.9453% 10/22/34 (d)(e)(h)	8,865,000	8,720,988
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9619% 4/15/35 (d)(e)(h)	21,121,000	20,668,778
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.0024% 1/15/33 (d)(e)(h)	7,620,000	7,553,790
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.7353% 1/22/28 (d)(e)(h)	7,859,415	7,813,257
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.9376% 4/19/34 (d)(e)(h)	16,420,000	16,178,675
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.9153% 1/22/35 (d)(e)(h)	17,793,000	17,362,089
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.9124% 7/15/34 (d)(e)(h)	8,675,000	8,560,603
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.0153% 1/22/31 (d)(e)(h)	3,536,000	3,455,994
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.9477% 10/20/34 (d)(e)(h)	2,957,000	2,911,654
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (d)(e)(h)	15,155,000	14,921,825
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.8277% 4/20/34 (d)(e)(h)	11,245,000	11,058,355
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.9477% 1/25/35 (d)(e)(h)	10,754,000	10,571,257
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.7824% 1/15/34 (d)(e)(h)	14,050,000	13,887,245
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.8777% 10/20/30 (d)(e)(h)	18,516,736	18,356,399
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.862% 1/25/36 (e)(h)	154,983	151,834
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9377% 10/20/34 (d)(e)(h)	12,426,000	12,222,002
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)	20,275,063	19,106,448
Series 2019-1A Class A2, 3.858% 12/5/49 (d)	9,489,510	7,998,338
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)	10,474,845	9,265,660
Class A2II, 4.008% 12/5/51 (d)	9,360,268	7,761,946
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (d)	800,000	759,466
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (d)	797,000	721,168
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (d)	519,000	484,600
Class E2, 6.863% 6/17/39 (d)	870,000	807,447
Series 2023-SFR1:
Class E1, 6.15% 3/17/40 (d)	273,000	251,616
Class E2, 6.6% 3/17/40 (d)	290,000	271,625
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (d)	315,000	302,384
Class G, 4.116% 9/17/36 (d)	263,000	249,878
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,082,000	1,028,853
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)	378,000	350,652
Class H, 5.268% 4/17/37 (d)	105,000	97,514
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)	273,000	255,931
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)	401,000	350,296
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)	315,000	269,199
Class G, 4.003% 7/17/38 (d)	168,000	144,993
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)	203,000	173,452
Class G, 4.005% 10/17/38 (d)	1,347,000	1,141,607
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (d)	688,000	618,748
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)	8,709,130	7,380,995
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.9277% 4/20/34 (d)(e)(h)	15,987,000	15,747,563
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.9976% 1/15/37 (d)(e)(h)	17,526,000	17,342,450
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)	9,164,549	7,389,258
Class B, 4.335% 3/15/40 (d)	1,071,663	742,447
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)	12,474,000	11,715,213
1.884% 7/15/50 (d)	4,985,000	4,412,828
2.328% 7/15/52 (d)	3,812,000	3,284,793
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.0633% 5/17/24 (d)(e)(h)	1,616,000	1,571,121
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 6.389% 7/20/30 (d)(e)(h)	2,694,665	2,694,059
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.9735% 4/23/35 (d)(e)(h)	18,277,000	18,076,812
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 5.7524% 4/16/31 (d)(e)(h)	7,718,000	7,642,958
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (d)(e)(h)	1,661,000	1,640,703
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.7776% 4/19/34 (d)(e)(h)	14,155,000	13,878,496
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (d)(e)(h)	26,688,000	26,186,746
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 9.3061% 12/5/36 (c)(d)(e)(h)	410,558	0
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.477% 9/25/34 (e)(h)	7,168	6,884
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)	5,145,175	4,547,332
Series 2018-A Class A, 4.147% 9/15/38 (d)(e)	9,030,986	7,450,834
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)	13,037,182	10,467,100
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.3484% 4/6/42 (d)(e)(h)	934,000	711,904
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)	525,000	473,172
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)	151,000	142,397
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (d)	1,081,000	1,010,637
Class E2, 5.739% 4/17/39 (d)	1,344,000	1,257,294
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)	168,000	144,749
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 2.400% 6.4714% 10/20/34 (d)(e)(h)	16,512,000	16,554,254
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.0777% 7/20/32 (d)(e)(h)	13,214,000	13,113,666
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.9576% 7/19/34 (d)(e)(h)	8,182,000	8,043,618
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (d)(e)(h)	16,805,000	16,468,379
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 7/16/34 (d)(e)(h)	17,432,000	17,100,182
TOTAL ASSET-BACKED SECURITIES (Cost $1,125,155,189)		1,077,513,860

Collateralized Mortgage Obligations - 0.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)	4,469,476	3,637,648
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(e)	3,810,269	3,632,928
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)	4,376,663	4,234,789
Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)	5,592,407	5,306,183
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)	2,882,841	2,800,749
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(e)	130,834	127,883
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(e)	1,650	260
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.6105% 5/27/37 (d)(e)(h)	441,568	423,583
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(e)(h)	87,210	9
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (d)	16,559,748	14,777,955
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (d)	2,566,213	2,300,963
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (d)	2,379,045	2,081,185
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)	2,920,919	2,652,610
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (e)(h)	1,581	1,413
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.257% 9/25/43 (e)(h)	789,187	735,850
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (d)	12,224,310	11,287,831
TOTAL PRIVATE SPONSOR		54,001,839
U.S. Government Agency - 0.3%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.417% 2/25/32 (e)(h)	2,609	2,620
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 5.5979% 3/18/32 (e)(h)	4,869	4,924
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.617% 4/25/32 (e)(h)	5,550	5,605
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.617% 10/25/32 (e)(h)	6,815	6,883
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.367% 1/25/32 (e)(h)	2,487	2,494
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 3.483% 12/25/33 (e)(n)(o)	93,653	13,060
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.063% 11/25/36 (e)(n)(o)	67,687	5,726
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	3,708	3,706
Series 1996-28 Class PK, 6.5% 7/25/25	1,747	1,747
Series 1999-17 Class PG, 6% 4/25/29	27,430	27,598
Series 1999-32 Class PL, 6% 7/25/29	32,226	32,477
Series 1999-33 Class PK, 6% 7/25/29	23,964	24,143
Series 2001-52 Class YZ, 6.5% 10/25/31	3,703	3,783
Series 2003-28 Class KG, 5.5% 4/25/23	79	79
Series 2005-102 Class CO 11/25/35 (p)	16,506	13,886
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 5.5458% 8/25/35 (e)(o)	3,725	3,720
Series 2005-81 Class PC, 5.5% 9/25/35	48,303	49,074
Series 2006-12 Class BO 10/25/35 (p)	74,978	63,743
Series 2006-15 Class OP 3/25/36 (p)	93,764	77,972
Series 2006-37 Class OW 5/25/36 (p)	9,370	7,281
Series 2006-45 Class OP 6/25/36 (p)	29,089	22,812
Series 2006-62 Class KP 4/25/36 (p)	44,684	36,060
Series 2012-149:
Class DA, 1.75% 1/25/43	891,855	805,393
Class GA, 1.75% 6/25/42	966,395	866,620
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	5,369	5,454
Series 1999-25 Class Z, 6% 6/25/29	26,250	26,142
Series 2001-20 Class Z, 6% 5/25/31	30,744	31,041
Series 2001-31 Class ZC, 6.5% 7/25/31	15,903	15,997
Series 2002-16 Class ZD, 6.5% 4/25/32	11,528	11,794
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.933% 11/25/32 (e)(n)(o)	29,137	833
Series 2012-67 Class AI, 4.5% 7/25/27 (n)	67,805	2,159
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.023% 12/25/36 (e)(n)(o)	44,921	4,031
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.823% 5/25/37 (e)(n)(o)	24,078	2,532
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 6.7404% 9/25/23 (e)(o)	155	154
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 3.483% 3/25/33 (e)(n)(o)	6,047	667
Series 2005-72 Class ZC, 5.5% 8/25/35	374,082	374,710
Series 2005-79 Class ZC, 5.9% 9/25/35	287,979	288,229
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 12.918% 6/25/37 (e)(o)	20,455	24,546
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (e)(o)	31,123	37,348
Class SB, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (e)(o)	9,232	10,257
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 1.928% 8/25/37 (e)(n)(o)	943,614	90,607
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.733% 3/25/38 (e)(n)(o)	157,748	14,115
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 1.433% 12/25/40 (e)(n)(o)	160,863	9,321
Class ZA, 4.5% 12/25/40	499,461	492,679
Series 2010-139 Class NI, 4.5% 2/25/40 (n)	38,016	873
Series 2010-150 Class ZC, 4.75% 1/25/41	893,672	874,199
Series 2010-95 Class ZC, 5% 9/25/40	2,078,302	2,079,252
Series 2011-39 Class ZA, 6% 11/25/32	109,805	111,857
Series 2011-4 Class PZ, 5% 2/25/41	294,147	279,659
Series 2011-67 Class AI, 4% 7/25/26 (n)	12,625	339
Series 2011-83 Class DI, 6% 9/25/26 (n)	79	1
Series 2012-100 Class WI, 3% 9/25/27 (n)	425,776	18,413
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.033% 12/25/30 (e)(n)(o)	38,485	194
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.933% 6/25/41 (e)(n)(o)	35,349	289
Series 2013-133 Class IB, 3% 4/25/32 (n)	139,314	4,150
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 1.433% 1/25/44 (e)(n)(o)	141,668	13,279
Series 2013-51 Class GI, 3% 10/25/32 (n)	577,104	35,069
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.103% 6/25/35 (e)(n)(o)	131,123	9,428
Series 2015-42 Class IL, 6% 6/25/45 (n)	897,130	155,259
Series 2015-70 Class JC, 3% 10/25/45	792,680	742,877
Series 2017-30 Class AI, 5.5% 5/25/47 (n)	531,632	93,677
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (n)	23,524	3,833
Series 343 Class 16, 5.5% 5/25/34 (n)	22,216	3,658
Series 348 Class 14, 6.5% 8/25/34 (e)(n)	15,217	3,001
Series 351:
Class 12, 5.5% 4/25/34 (e)(n)	9,522	1,617
Class 13, 6% 3/25/34 (n)	13,947	2,569
Series 359 Class 19, 6% 7/25/35 (e)(n)	8,063	1,526
Series 384 Class 6, 5% 7/25/37 (n)	92,708	15,824
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.3879% 1/15/32 (e)(h)	1,938	1,946
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (e)(h)	2,948	2,970
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 5.5879% 3/15/32 (e)(h)	2,523	2,549
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 5.4879% 6/15/31 (e)(h)	4,820	4,851
Class FG, 1 month U.S. LIBOR + 0.900% 5.4879% 3/15/32 (e)(h)	1,633	1,645
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.8379% 5/15/37 (e)(h)	119,150	117,411
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	34,654	34,971
Series 2101 Class PD, 6% 11/15/28	2,847	2,872
Series 2121 Class MG, 6% 2/15/29	13,939	14,063
Series 2131 Class BG, 6% 3/15/29	99,356	100,300
Series 2137 Class PG, 6% 3/15/29	15,630	15,775
Series 2154 Class PT, 6% 5/15/29	26,543	26,792
Series 2162 Class PH, 6% 6/15/29	5,291	5,331
Series 2520 Class BE, 6% 11/15/32	47,862	48,934
Series 2693 Class MD, 5.5% 10/15/33	433,747	433,095
Series 2802 Class OB, 6% 5/15/34	37,392	37,830
Series 3002 Class NE, 5% 7/15/35	111,324	110,977
Series 3110 Class OP 9/15/35 (p)	27,880	25,471
Series 3119 Class PO 2/15/36 (p)	111,223	88,055
Series 3121 Class KO 3/15/36 (p)	17,404	14,112
Series 3123 Class LO 3/15/36 (p)	61,842	49,380
Series 3145 Class GO 4/15/36 (p)	65,552	52,585
Series 3189 Class PD, 6% 7/15/36	95,377	98,059
Series 3225 Class EO 10/15/36 (p)	32,771	25,647
Series 3258 Class PM, 5.5% 12/15/36	40,504	41,077
Series 3415 Class PC, 5% 12/15/37	44,872	44,300
Series 3806 Class UP, 4.5% 2/15/41	211,795	207,678
Series 3832 Class PE, 5% 3/15/41	434,229	432,682
Series 4135 Class AB, 1.75% 6/15/42	705,047	636,238
sequential payer:
Series 2135 Class JE, 6% 3/15/29	6,936	7,003
Series 2274 Class ZM, 6.5% 1/15/31	9,833	9,892
Series 2281 Class ZB, 6% 3/15/30	19,113	19,282
Series 2303 Class ZV, 6% 4/15/31	10,130	10,239
Series 2357 Class ZB, 6.5% 9/15/31	79,461	80,802
Series 2502 Class ZC, 6% 9/15/32	18,740	19,156
Series 2519 Class ZD, 5.5% 11/15/32	29,174	29,555
Series 2546 Class MJ, 5.5% 3/15/23	93	93
Series 2601 Class TB, 5.5% 4/15/23	56	56
Series 2998 Class LY, 5.5% 7/15/25	9,089	9,071
Series 3871 Class KB, 5.5% 6/15/41	685,641	704,155
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.0121% 2/15/36 (e)(n)(o)	32,877	2,590
Series 2013-4281 Class AI, 4% 12/15/28 (n)	84,827	1,629
Series 2017-4683 Class LM, 3% 5/15/47	1,230,578	1,154,926
Series 2933 Class ZM, 5.75% 2/15/35	599,611	609,726
Series 2935 Class ZK, 5.5% 2/15/35	475,604	485,391
Series 2947 Class XZ, 6% 3/15/35	192,129	196,905
Series 2996 Class ZD, 5.5% 6/15/35	409,859	417,190
Series 3237 Class C, 5.5% 11/15/36	523,834	524,753
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.0721% 11/15/36 (e)(n)(o)	141,031	11,940
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.1621% 3/15/37 (e)(n)(o)	210,228	19,246
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.1721% 4/15/37 (e)(n)(o)	295,312	32,080
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.9921% 6/15/37 (e)(n)(o)	94,041	9,455
Series 3949 Class MK, 4.5% 10/15/34	78,095	76,936
Series 4055 Class BI, 3.5% 5/15/31 (n)	133,021	3,598
Series 4149 Class IO, 3% 1/15/33 (n)	314,959	25,287
Series 4314 Class AI, 5% 3/15/34 (n)	38,761	1,227
Series 4427 Class LI, 3.5% 2/15/34 (n)	454,165	27,736
Series 4471 Class PA 4% 12/15/40	390,756	379,448
target amortization class Series 2156 Class TC, 6.25% 5/15/29	12,350	12,408
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 5.359% 2/15/24 (e)(h)	961	962
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	11,060	11,137
Series 2056 Class Z, 6% 5/15/28	27,528	27,755
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,016,716	982,938
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.1% 6/16/37 (e)(n)(o)	59,523	5,675
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.0673% 3/20/60 (e)(h)(q)	645,038	643,084
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 7/20/60 (e)(h)(q)	112,960	112,151
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 4.6916% 9/20/60 (e)(h)(q)	137,477	136,513
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 4.6916% 8/20/60 (e)(h)(q)	106,352	105,566
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 4.7716% 12/20/60 (e)(h)(q)	289,283	287,553
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 12/20/60 (e)(h)(q)	266,610	265,638
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 2/20/61 (e)(h)(q)	226,564	225,596
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 4.8816% 2/20/61 (e)(h)(q)	337,931	336,500
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 4/20/61 (e)(h)(q)	241,381	240,373
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (e)(h)(q)	400,337	398,876
Class FC, 1 month U.S. LIBOR + 0.500% 4.8916% 5/20/61 (e)(h)(q)	287,115	285,994
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 4.9216% 6/20/61 (e)(h)(q)	325,761	324,675
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 10/20/61 (e)(h)(q)	660,842	659,228
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 11/20/61 (e)(h)(q)	351,563	351,109
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.0916% 1/20/62 (e)(h)(q)	195,226	194,982
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 1/20/62 (e)(h)(q)	319,886	319,124
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.0216% 3/20/62 (e)(h)(q)	156,325	155,545
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8391% 5/20/61 (e)(h)(q)	8,237	8,157
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 4.9116% 10/20/62 (e)(h)(q)	141,262	140,684
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 4.7516% 3/20/63 (e)(h)(q)	274,656	272,932
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 4.9916% 1/20/64 (e)(h)(q)	195,637	195,143
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 4.9916% 12/20/63 (e)(h)(q)	957,935	956,129
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 4.8916% 6/20/64 (e)(h)(q)	1,255,049	1,250,335
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 4.8916% 9/20/64 (e)(h)(q)	4,183,861	4,167,069
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5967% 12/20/62 (e)(h)(q)	17,615	17,240
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 4.9979% 1/20/49 (e)(h)	2,251,527	2,226,439
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 5.0979% 10/20/49 (e)(h)	703,622	688,700
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.0479% 2/20/49 (e)(h)	1,390,528	1,373,381
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.8043% 12/20/40 (e)(o)	838,887	695,310
Series 2011-136 Class WI, 4.5% 5/20/40 (n)	21,199	1,475
Series 2016-69 Class WA, 3% 2/20/46	727,074	672,606
Series 2017-134 Class BA, 2.5% 11/20/46	1,018,583	915,327
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	165,778	162,102
Series 2010-160 Class DY, 4% 12/20/40	1,640,650	1,579,165
Series 2010-170 Class B, 4% 12/20/40	365,137	351,450
Series 2017-139 Class BA, 3% 9/20/47	3,379,231	3,023,441
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.91% 5/16/34 (e)(n)(o)	34,780	2,294
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.61% 8/17/34 (e)(n)(o)	33,876	3,488
Series 2010-116 Class QB, 4% 9/16/40	3,766,254	3,646,310
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 5/20/60 (e)(h)(q)	357,703	355,363
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 1.5021% 7/20/41 (e)(n)(o)	141,483	12,052
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.11% 6/16/42 (e)(n)(o)	130,846	11,321
Series 2013-149 Class MA, 2.5% 5/20/40	1,271,188	1,211,291
Series 2014-2 Class BA, 3% 1/20/44	2,034,672	1,851,834
Series 2014-21 Class HA, 3% 2/20/44	752,670	686,654
Series 2014-25 Class HC, 3% 2/20/44	1,291,515	1,176,611
Series 2014-5 Class A, 3% 1/20/44	1,106,941	1,008,202
Series 2015-H13 Class HA, 2.5% 8/20/64 (q)	12,010	11,173
Series 2017-186 Class HK, 3% 11/16/45	1,857,067	1,696,009
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.08% 8/20/66 (e)(h)(q)	2,738,934	2,726,924
TOTAL U.S. GOVERNMENT AGENCY		54,701,821
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $116,279,781)		108,703,660

Commercial Mortgage Securities - 4.6%
	Principal Amount (a)	Value ($)
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 7.688% 4/15/35 (d)(e)(h)	397,000	369,327
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 6.888% 6/15/35 (d)(e)(h)	172,000	162,937
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 7.788% 3/15/34 (d)(e)(h)	567,000	535,978
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 6.538% 4/15/36 (d)(e)(h)	1,045,000	1,015,136
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 8.338% 9/15/38 (d)(e)(h)	627,000	545,894
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (d)(e)(h)	9,488,000	9,349,167
Class B, CME Term SOFR 1 Month Index + 1.550% 6.113% 1/15/39 (d)(e)(h)	1,792,000	1,762,296
Class C, CME Term SOFR 1 Month Index + 2.150% 6.713% 1/15/39 (d)(e)(h)	1,279,000	1,246,421
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	6,400,000	5,858,268
Class ANM, 3.112% 11/5/32 (d)	7,809,000	7,126,785
Series 2015-200P Class F, 3.5958% 4/14/33 (d)(e)	455,000	377,590
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)	1,753,000	1,467,406
Class CNM, 3.7186% 11/5/32 (d)(e)	725,000	574,940
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,355,000	1,176,236
Series 2021-BN35 Class A5, 2.285% 6/15/64	1,052,000	851,971
Series 2022-BNK40, Class A4, 3.3936% 3/15/64 (e)	295,000	259,721
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (d)	531,000	291,591
Class E, 2.5% 6/15/55 (d)	416,000	202,042
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (e)	988,000	943,112
Series 2023-BNK45 Class C, 6.2796% 2/15/56 (e)	418,000	394,381
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	782,000	548,566
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)	455,000	317,946
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)	960,000	610,207
Class E, 2.8% 11/15/50 (d)	609,000	333,234
Series 2018-BN10 Class C, 4.163% 2/15/61 (e)	281,000	239,750
Series 2018-BN12 Class D, 3% 5/15/61 (d)	487,000	312,995
Series 2018-BN15:
Class D, 3% 11/15/61 (d)	430,000	284,264
Class E, 3% 11/15/61 (d)	430,000	261,303
Series 2019-BN18 Class D, 3% 5/15/62 (d)	648,000	423,144
Series 2019-BN19 Class D, 3% 8/15/61 (d)	946,000	579,235
Series 2020-BN25 Class C, 3.3536% 1/15/63 (e)	775,000	605,196
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)	243,000	147,327
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)	252,000	135,045
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)	294,000	155,806
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)	189,000	97,098
Class MCDG, 2.9182% 12/15/53 (e)	2,104,000	1,171,652
Series 2021-BN33 Class XA, 1.0572% 5/15/64 (e)(n)	6,873,369	395,622
Series 2021-BN38 Class C, 3.2171% 12/15/64 (e)	146,000	106,474
Series 2022-BNK43 Class D, 3% 8/15/55 (d)	994,000	558,019
Series 2022-BNK44 Class C, 5.7461% 11/15/55 (e)	2,056,000	1,830,746
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (e)	347,000	301,815
Class D, 3.25% 2/15/50 (d)	675,000	473,938
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (d)	1,180,000	878,519
Class XA, 1.7443% 7/15/49 (e)(n)	9,071,964	371,078
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)	188,000	121,051
BBCMS Series 2022-C15, Class A5, 3.662% 4/15/55	1,203,000	1,078,885
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (d)	830,000	434,156
Series 2022-C14 Class A5, 2.946% 2/15/55	589,000	498,612
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (d)(e)	483,000	386,533
Class E, 3.6089% 8/14/36 (d)(e)	363,000	274,119
Series 2019-C3 Class C, 4.178% 5/15/52	273,000	227,019
Series 2020-C6 Class E, 2.4% 2/15/53 (d)	348,000	193,568
Series 2020-C7 Class D, 3.6033% 4/15/53 (d)(e)	210,000	135,386
Series 2022-C16:
Class A5, 4.6% 6/15/55	1,816,000	1,750,188
Class B, 4.6% 6/15/55	441,000	387,967
Series 2022-C17 Class B, 4.889% 9/15/55	588,000	534,196
Series 2022-C18, Class B, 6.1483% 12/15/55 (e)	756,000	766,505
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	1,536,000	1,457,104
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(e)	399,000	280,457
Class 225E, 3.2943% 12/15/62 (c)(d)(e)	269,000	172,334
Series 2020-B20 Class E, 2% 10/15/53 (d)	588,000	285,854
Series 2020-B22, Class A5, 1.973% 1/15/54	590,000	467,009
Series 2021-B29, Class A5, 2.3879% 9/15/54	1,716,000	1,387,303
Series 2022-B34 Class A5, 3.786% 4/15/55	532,000	476,593
Series 2018-B6 Class D, 3.1047% 10/10/51 (d)(e)	613,000	406,432
Series 2018-B7:
Class D, 3% 5/15/53 (d)(e)	351,000	239,022
Class E, 3% 5/15/53 (d)(e)	351,000	220,677
Series 2019-B12 Class B, 3.5702% 8/15/52	462,000	392,242
Series 2019-B13 Class D, 2.5% 8/15/57 (d)	672,000	397,260
Series 2019-B14 Class XA, 0.7766% 12/15/62 (e)(n)	16,769,194	519,132
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (d)(e)	1,113,000	914,687
Class D, 2.25% 7/15/53 (d)	777,000	449,745
Series 2020-B21:
Class D, 2% 12/17/53 (d)	446,000	247,708
Class E, 2% 12/17/53 (d)	420,000	205,307
Series 2020-B22 Class E, 2% 1/15/54 (d)	502,000	252,773
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (d)(e)	315,000	190,080
Class D, 3.2931% 9/15/48 (d)(e)	1,503,000	597,750
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(e)	789,000	544,293
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (d)(e)	850,000	554,043
Class 300E, 2.9942% 4/15/54 (d)(e)	282,000	178,356
Series 2021-B27 Class XA, 1.2657% 7/15/54 (e)(n)	11,333,599	812,953
Series 2022-B35 Class D, 2.5% 5/15/55 (d)	949,000	525,007
Series 2022-B36 Class D, 2.5% 7/15/55 (d)	712,000	365,472
Series 2022-B37 Class C, 5.7513% 11/15/55 (e)	823,000	737,771
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.7265% 11/15/28 (d)(e)(h)	6,971,000	6,917,019
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 7.526% 8/15/36 (d)(e)(h)	319,900	301,011
Bmo 2023-C4 Mtg Trust Series 2023-C4:
Class B, 5.3965% 2/15/56 (e)	473,000	467,532
Class C, 5.8636% 2/15/56 (e)	457,000	414,181
Class D, 5.8636% 2/15/56 (d)	294,000	227,991
BMO Mortgage Trust:
Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (c)(d)(e)	441,000	257,299
Class 360E, 3.9387% 2/17/55 (d)(e)	546,000	345,150
Series 2022-C3 Class D, 2.5% 9/15/54 (d)	361,000	181,169
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (d)(e)(h)	32,831,000	32,235,541
Class B, CME Term SOFR 1 Month Index + 2.440% 7.0095% 4/15/37 (d)(e)(h)	10,615,000	10,415,838
Class D, CME Term SOFR 1 Month Index + 3.690% 8.2575% 4/15/37 (d)(e)(h)	1,327,000	1,277,207
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 6.988% 6/15/35 (d)(e)(h)	168,000	157,040
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 8.478% 10/15/38 (d)(e)(h)	1,015,680	944,765
BX Commercial Mortgage Trust:
floater:
Series 2020-VKNG Class E, CME Term SOFR 1 Month Index + 2.210% 6.777% 10/15/37 (d)(e)(h)	262,500	253,224
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 7.6748% 4/15/34 (d)(e)(h)	397,500	341,672
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (d)(e)(h)	18,877,000	18,446,491
Class B, 1 month U.S. LIBOR + 0.890% 5.4868% 10/15/36 (d)(e)(h)	2,565,000	2,479,258
Class C, 1 month U.S. LIBOR + 1.090% 5.6866% 10/15/36 (d)(e)(h)	3,433,000	3,319,815
Class D, 1 month U.S. LIBOR + 1.290% 5.8863% 10/15/36 (d)(e)(h)	3,333,000	3,190,475
Class E, 1 month U.S. LIBOR + 1.940% 6.5355% 10/15/36 (d)(e)(h)	11,589,000	11,143,683
Class G, 1 month U.S. LIBOR + 2.940% 7.5341% 10/15/36 (d)(e)(h)	798,000	756,866
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 7.3903% 5/15/38 (d)(e)(h)	1,100,000	1,039,533
Class G, 1 month U.S. LIBOR + 3.950% 8.5403% 5/15/38 (d)(e)(h)	1,980,000	1,876,553
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 5.5754% 2/15/39 (d)(e)(h)	22,258,150	21,927,238
Class B, CME Term SOFR 1 Month Index + 1.310% 5.8748% 2/15/39 (d)(e)(h)	6,706,689	6,558,866
Class C, CME Term SOFR 1 Month Index + 1.560% 6.1242% 2/15/39 (d)(e)(h)	6,706,689	6,476,250
Class D, CME Term SOFR 1 Month Index + 1.960% 6.5233% 2/15/39 (d)(e)(h)	6,706,689	6,353,986
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 5.5525% 11/15/32 (d)(e)(h)	582,243	578,594
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (d)(e)	2,936,000	2,338,267
Class E, 3.5488% 3/11/44 (d)(e)	2,839,000	2,195,709
Bx Commercial Mortgage Trust 2 floater Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 8.6683% 2/15/39 (d)(e)(h)	1,793,649	1,715,369
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 8.963% 7/15/34 (d)(e)(h)	404,560	400,752
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.213% 9/15/37 (d)(e)(h)	2,781,800	2,588,047
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 6.8246% 10/15/36 (d)(e)(h)	546,000	517,887
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.888% 4/15/34 (d)(e)(h)	6,526,000	6,345,283
Class C, 1 month U.S. LIBOR + 1.600% 6.188% 4/15/34 (d)(e)(h)	4,315,000	4,162,928
Class D, 1 month U.S. LIBOR + 1.900% 6.488% 4/15/34 (d)(e)(h)	4,529,000	4,346,589
Class G, 1 month U.S. LIBOR + 3.600% 8.188% 4/15/34 (d)(e)(h)	861,000	809,971
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 5.757% 10/15/36 (d)(e)(h)	7,544,600	7,468,793
Class C, CME Term SOFR 1 Month Index + 1.360% 5.927% 10/15/36 (d)(e)(h)	6,706,500	6,622,418
Class D, CME Term SOFR 1 Month Index + 1.560% 6.127% 10/15/36 (d)(e)(h)	15,080,700	14,834,471
Class E, CME Term SOFR 1 Month Index + 1.910% 6.477% 10/15/36 (d)(e)(h)	21,532,200	21,147,519
Class F, CME Term SOFR 1 Month Index + 2.110% 6.677% 10/15/36 (d)(e)(h)	1,955,000	1,910,805
Class J, CME Term SOFR 1 Month Index + 2.760% 7.327% 10/15/36 (d)(e)(h)	4,450,600	4,337,614
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 7.883% 11/15/38 (d)(e)(h)	672,000	639,043
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 7.1815% 10/15/36 (d)(e)(h)	1,385,000	1,293,136
Class G, 1 month U.S. LIBOR + 3.140% 7.7301% 10/15/36 (d)(e)(h)	2,109,000	1,948,003
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 7.9375% 10/15/26 (d)(e)(h)	1,869,000	1,745,833
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 6.988% 2/15/36 (d)(e)(h)	331,000	314,220
Class FV, 1 month U.S. LIBOR + 2.400% 6.988% 2/15/36 (d)(e)(h)	1,094,000	1,038,539
Class GJV, 1 month U.S. LIBOR + 3.000% 7.588% 2/15/36 (d)(e)(h)	1,572,000	1,447,029
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 7.6765% 1/15/34 (d)(e)(h)	1,916,096	1,848,344
Class G, CME Term SOFR 1 Month Index + 4.010% 8.5765% 1/15/34 (d)(e)(h)	103,084	97,614
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 6.525% 9/15/34 (d)(e)(h)	441,000	417,794
Series 2021-SOAR:
Class F, 6.938% 6/15/38 (d)(e)	1,316,031	1,262,568
Class G, 7.388% 6/15/38 (d)(e)	1,065,925	1,011,833
Class J, 8.338% 6/15/38 (d)(e)	1,670,347	1,593,970
Series 2021-VOLT:
Class E, 1 month U.S. LIBOR + 2.000% 6.5879% 9/15/36 (d)(e)(h)	714,000	685,821
Class F, 1 month U.S. LIBOR + 2.400% 6.9879% 9/15/36 (d)(e)(h)	230,000	220,946
Class G, 1 month U.S. LIBOR + 2.850% 7.4379% 9/15/36 (d)(e)(h)	1,440,000	1,382,504
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (d)(e)(h)	9,932,000	9,913,349
Class D, CME Term SOFR 1 Month Index + 4.060% 8.6235% 10/15/39 (d)(e)(h)	1,441,000	1,434,608
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.0528% 4/15/37 (d)(e)(h)	18,696,006	18,655,081
Class B, CME Term SOFR 1 Month Index + 1.940% 6.5018% 4/15/37 (d)(e)(h)	8,416,284	8,361,015
Class C, CME Term SOFR 1 Month Index + 2.290% 6.8518% 4/15/37 (d)(e)(h)	1,898,915	1,850,817
Class D, CME Term SOFR 1 Month Index + 2.830% 7.4008% 4/15/37 (d)(e)(h)	1,589,898	1,533,222
Class F, CME Term SOFR 1 Month Index + 4.780% 9.3478% 4/15/37 (d)(e)(h)	2,178,991	2,100,715
Series 2022-LBA6:
Class C, CME Term SOFR 1 Month Index + 1.600% 6.1625% 1/15/39 (d)(e)(h)	577,000	562,549
Class F, CME Term SOFR 1 Month Index + 3.350% 7.9125% 1/15/39 (d)(e)(h)	1,160,000	1,087,306
Class G, CME Term SOFR 1 Month Index + 4.200% 8.7625% 1/15/39 (d)(e)(h)	378,000	358,786
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 7.8615% 1/15/39 (d)(e)(h)	443,000	417,570
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.588% 4/15/34 (d)(e)(h)	8,333,000	8,186,148
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (d)(e)(h)	12,531,025	12,468,068
Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 7.781% 10/15/36 (d)(e)(h)	345,000	314,656
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (d)	1,771,000	1,525,436
Series 2019-OC11:
Class D, 3.944% 12/9/41 (d)(e)	84,000	69,117
Class E, 3.944% 12/9/41 (d)(e)	4,901,000	3,910,013
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (d)(e)	189,000	113,017
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 9.892% 3/15/35 (d)(e)	1,534,000	1,513,029
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(e)	976,000	671,584
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, 1 month U.S. LIBOR + 2.550% 7.138% 12/15/37 (d)(e)(h)	100,000	97,742
Class G, 1 month U.S. LIBOR + 3.250% 7.838% 12/15/37 (d)(e)(h)	3,620,500	3,531,032
Camb Commercial Mortgage Trust Series 2021-CX2 Class D, 2.7712% 11/10/46 (d)(e)	294,000	207,306
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5462% 2/10/50 (e)	813,000	604,422
Class D, 3.25% 2/10/50 (d)	735,000	471,021
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 8.176% 2/15/39 (c)(d)(e)(h)	2,211,000	1,878,078
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)	17,912,466	15,555,033
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (d)(e)(h)	5,780,000	5,692,904
Class B, 1 month U.S. LIBOR + 1.250% 5.8379% 11/15/36 (d)(e)(h)	1,600,000	1,571,873
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (d)(e)(h)	15,924,750	15,477,012
Class B, 1 month U.S. LIBOR + 1.500% 6.088% 6/15/34 (d)(e)(h)	3,135,325	3,007,687
Class C, 1 month U.S. LIBOR + 1.750% 6.338% 6/15/34 (d)(e)(h)	3,541,260	3,322,832
Class E, 1 month U.S. LIBOR + 2.350% 6.938% 6/15/34 (d)(e)(h)	1,646,567	1,514,540
Class F, 1 month U.S. LIBOR + 2.600% 7.1962% 6/15/34 (d)(e)(h)	2,125,947	1,935,566
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.888% 8/15/36 (d)(e)(h)	107,830	108,575
Class D, 1 month U.S. LIBOR + 3.050% 7.638% 8/15/36 (d)(e)(h)	2,245,500	2,250,387
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (d)(e)	715,000	623,480
Series 2013-GC15 Class D, 5.1699% 9/10/46 (d)(e)	1,200,000	1,133,774
Series 2015-GC29 Class XA, 1.0164% 4/10/48 (e)(n)	18,321,206	311,959
Series 2015-GC33 Class XA, 0.8719% 9/10/58 (e)(n)	29,410,954	517,236
Series 2016-C3 Class D, 3% 11/15/49 (d)	829,000	515,522
Series 2016-P4 Class D, 3.9416% 7/10/49 (d)(e)	965,000	738,468
Series 2016-P6 Class XA, 0.5604% 12/10/49 (e)(n)	21,324,699	361,076
Series 2019-GC41:
Class D, 3% 8/10/56 (d)	546,000	339,347
Class E, 3% 8/10/56 (d)	462,000	266,532
Series 2019-GC43 Class E, 3% 11/10/52 (d)	651,000	384,239
Series 2020-420K Class E, 3.3118% 11/10/42 (d)(e)	567,000	412,028
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)	673,000	415,367
Class E, 2.6% 2/15/53 (d)	76,000	42,865
Series 2022-GC48:
Class D, 2.5% 6/15/55 (d)	1,029,000	551,899
Class E, 2.5% 6/15/55 (d)	840,000	402,006
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.150% 7.738% 9/15/33 (d)(e)(h)	267,000	210,734
Class G, 1 month U.S. LIBOR + 5.150% 9.7443% 9/15/33 (d)(e)(h)	300,000	230,803
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)	3,375,249	3,361,887
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	527,000	434,743
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,605,000	2,528,790
Series 2012-CR1:
Class C, 5.3443% 5/15/45 (e)	426,000	370,593
Class D, 5.3443% 5/15/45 (d)(e)	1,160,000	811,927
Class G, 2.462% 5/15/45 (c)(d)	425,000	122,117
Series 2012-LC4 Class C, 5.2996% 12/10/44 (e)	94,000	79,823
Series 2013-CR10 Class D, 4.8612% 8/10/46 (d)(e)	825,000	790,101
Series 2013-CR9 Class C, 4.2908% 7/10/45 (d)(e)	190,538	182,995
Series 2013-LC6 Class D, 4.0663% 1/10/46 (d)(e)	526,318	494,691
Series 2014-CR15 Class D, 4.6718% 2/10/47 (d)(e)	173,000	163,162
Series 2014-CR20 Class XA, 0.9434% 11/10/47 (e)(n)	33,704,366	403,222
Series 2014-LC17 Class XA, 0.6616% 10/10/47 (e)(n)	21,015,663	167,894
Series 2014-UBS2 Class D, 4.9813% 3/10/47 (d)(e)	542,000	484,659
Series 2014-UBS6 Class XA, 0.8349% 12/10/47 (e)(n)	40,286,562	441,283
Series 2015-3BP Class F, 3.2384% 2/10/35 (d)(e)	845,000	704,850
Series 2015-LC19 Class D, 2.867% 2/10/48 (d)	1,230,000	1,023,884
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	971,000	697,436
Series 2019-CD4 Class C, 4.3497% 5/10/50 (e)	739,000	589,506
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	202,000	143,834
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.9799% 11/10/49 (e)	352,000	284,881
Class D, 2.7299% 11/10/49 (e)	299,000	168,337
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8719% 8/15/45 (d)(e)	82,798	76,383
Class E, 4.8719% 8/15/45 (d)(e)	1,009,000	835,749
Class F, 4.25% 8/15/45 (d)	1,110,000	785,910
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)	286,000	142,668
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 6.488% 12/15/31 (d)(e)(h)	655,200	608,603
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 2.9968% 11/13/39 (d)(e)	714,000	468,289
Class F, 2.9968% 11/13/39 (d)(e)	651,000	403,857
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 8.8047% 6/15/34 (d)(h)	636,000	570,056
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (d)	77	77
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 5.818% 5/15/36 (d)(e)(h)	9,024,548	8,945,065
Class C, 1 month U.S. LIBOR + 1.430% 6.018% 5/15/36 (d)(e)(h)	5,178,117	5,125,998
Class F, 1 month U.S. LIBOR + 2.650% 7.238% 5/15/36 (d)(e)(h)	377,062	371,892
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 8.5295% 11/15/23 (d)(e)(h)	2,667,000	2,621,053
Series 2022-NWPT Class B, CME Term SOFR 1 Month Index + 4.190% 8.7535% 9/9/24 (d)(e)(h)	1,610,000	1,600,351
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)	3,999,190	3,592,746
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	7,384,000	7,077,592
Class B, 4.5349% 4/15/36 (d)	2,263,000	2,142,706
Class C, 4.782% 4/15/36 (d)(e)	1,523,000	1,437,452
Class D, 4.782% 4/15/36 (d)(e)	3,047,000	2,832,479
Series 2019-UVIL Class E, 3.2833% 12/15/41 (d)(e)	525,000	347,158
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.1357% 5/15/23 (d)(e)(h)	815,650	769,626
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 8.09% 4/15/36 (d)(e)(h)	231,000	206,048
Class G, 1 month U.S. LIBOR + 4.500% 9.09% 4/15/36 (d)(e)(h)	126,000	112,169
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4374% 6/15/50 (d)(e)	701,000	496,244
Series 2018-CX11 Class C, 4.8406% 4/15/51 (e)	282,000	246,897
Series 2019-C16 Class C, 4.2371% 6/15/52 (e)	630,000	517,645
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 8.938% 7/15/32 (d)(e)(h)	732,000	684,664
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 7.088% 5/15/35 (d)(e)(h)	652,427	628,736
Series 2018-C1:
Class C, 4.6317% 10/15/51 (e)	189,000	163,152
Class D, 2.8817% 10/15/51 (d)(e)	840,000	572,894
Series 2019-1735 Class F, 4.1946% 4/10/37 (d)(e)	665,000	415,063
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)	212,000	123,020
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3607% 8/10/44 (d)(e)	390,473	353,214
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (d)(e)	250,000	161,263
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4729% 8/10/49 (e)	218,000	186,392
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (d)(e)(h)	23,453,000	22,835,912
Class F, 1 month U.S. LIBOR + 2.660% 7.255% 11/15/38 (d)(e)(h)	1,326,000	1,257,891
Class G, 1 month U.S. LIBOR + 3.110% 7.704% 11/15/38 (d)(e)(h)	100,000	94,488
Class J, 1 month U.S. LIBOR + 3.610% 8.2029% 11/15/38 (d)(e)(h)	2,118,000	2,002,013
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (d)(e)(h)	7,387,823	7,276,730
Class B, 1 month U.S. LIBOR + 1.380% 5.968% 7/15/38 (d)(e)(h)	4,207,388	4,139,237
Class C, 1 month U.S. LIBOR + 1.700% 6.288% 7/15/38 (d)(e)(h)	3,101,363	3,039,183
Class D, 1 month U.S. LIBOR + 2.250% 6.838% 7/15/38 (d)(e)(h)	13,524,167	13,219,135
Class F, 1 month U.S. LIBOR + 3.700% 8.288% 7/15/38 (d)(e)(h)	2,504,909	2,413,893
Freddie Mac sequential payer Series 2022-150 Class A2, 3.71% 9/25/32	4,500,000	4,228,780
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)	47,946	47,508
Class X, 0.4591% 8/10/43 (d)(e)(n)	226,321	302
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 7.238% 10/15/36 (d)(e)(h)	1,717,000	1,565,955
Series 2022-SHIP Class D, CME Term SOFR 1 Month Index + 1.600% 6.1694% 8/15/36 (d)(e)(h)	963,000	944,769
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 6.538% 9/15/31 (d)(e)(h)	11,647,590	11,451,699
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 5.55% 10/15/31 (d)(e)(h)	10,353,000	9,712,195
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (d)(e)(h)	13,201,000	12,520,527
Class B, 1 month U.S. LIBOR + 1.150% 5.738% 10/15/36 (d)(e)(h)	1,550,000	1,447,828
Class C, 1 month U.S. LIBOR + 1.550% 6.138% 10/15/36 (d)(e)(h)	1,277,000	1,181,854
sequential payer Series 2019-GSA1 Class A4, 3.0479% 11/10/52	1,181,000	1,033,128
Series 2011-GC5:
Class C, 5.1538% 8/10/44 (d)(e)	505,077	364,861
Class D, 5.1538% 8/10/44 (d)(e)	342,592	142,095
Class E, 5.1538% 8/10/44 (c)(d)(e)	424,043	38,773
Class F, 4.5% 8/10/44 (c)(d)	733,782	2,574
Series 2012-GCJ9:
Class D, 4.6117% 11/10/45 (d)(e)	934,057	863,951
Class E, 4.6117% 11/10/45 (d)(e)	510,000	438,130
Series 2013-GC10 Class D, 4.5367% 2/10/46 (d)(e)	334,000	278,250
Series 2013-GC12 Class D, 4.2984% 6/10/46 (d)(e)	138,482	135,534
Series 2013-GC16:
Class C, 5.3111% 11/10/46 (e)	241,000	234,829
Class D, 5.3111% 11/10/46 (d)(e)	634,000	599,592
Class F, 3.5% 11/10/46 (d)	536,000	490,263
Series 2014-GC20 Class XA, 1.0069% 4/10/47 (e)(n)	35,205,566	245,745
Series 2015-GC34 Class XA, 1.2034% 10/10/48 (e)(n)	9,061,836	228,002
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	386,000	288,112
Series 2016-GS4 Class C, 3.9539% 11/10/49 (e)	264,000	219,145
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)	950,000	673,811
Series 2018-GS9 Class D, 3% 3/10/51 (d)	476,000	330,146
Series 2019-GC38 Class D, 3% 2/10/52 (d)	543,000	373,328
Series 2019-GC39 Class D, 3% 5/10/52 (d)	672,000	435,121
Series 2019-GC40 Class D, 3% 7/10/52 (d)	525,000	347,131
Series 2019-GC42:
Class C, 3.6926% 9/10/52 (e)	350,000	283,530
Class D, 2.8% 9/10/52 (d)	727,000	446,503
Class E, 2.8% 9/10/52 (d)	609,000	345,744
Series 2019-GS5 Class C, 4.299% 3/10/50 (e)	651,000	554,754
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)	395,000	232,602
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)	525,000	331,419
Class SWD, 3.2185% 12/13/39 (d)(e)	399,000	255,624
Series 2020-GC47 Class D, 3.4543% 5/12/53 (d)(e)	189,000	125,376
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 10.2913% 11/21/35 (d)(e)(h)	1,725,126	1,464,839
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (d)(e)	1,881,000	1,664,688
Class F, 4.1935% 11/5/38 (d)(e)	1,113,000	953,500
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)	321,064	281,500
Class F, 4.101% 9/17/39 (d)	80,467	70,561
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (d)(e)	483,000	368,775
Series 2019-55HY Class F, 2.9428% 12/10/41 (d)(e)	378,000	261,166
ILPT Commercial Mortgage Trust floater Series 2022-LPF2:
Class D, CME Term SOFR 1 Month Index + 4.190% 8.7545% 10/15/39 (d)(e)(h)	630,000	631,007
Class E, CME Term SOFR 1 Month Index + 5.940% 10.5025% 10/15/39 (d)(e)(h)	560,000	560,700
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	592,000	550,656
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 9.5934% 8/15/39 (d)(e)(h)	614,000	612,464
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.0506% 8/15/39 (d)(e)(h)	17,389,000	17,410,748
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 8.6915% 8/15/39 (d)(e)(h)	934,000	935,456
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.6228% 4/15/47 (e)(n)	3,376,868	14,870
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	106,000	75,937
Series 2014-C26 Class D, 3.8741% 1/15/48 (d)(e)	2,126,000	1,712,211
Series 2015-C30 Class XA, 0.4319% 7/15/48 (e)(n)	21,951,016	190,530
Series 2015-C32 Class C, 4.6544% 11/15/48 (e)	1,368,000	991,137
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3832% 12/15/49 (d)(e)	696,000	474,645
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0675% 12/15/49 (e)	343,000	280,595
Class D, 3.0675% 12/15/49 (d)(e)	681,000	477,880
Series 2017-C7 Class D, 3% 10/15/50 (d)	1,388,000	940,074
Series 2018-C8 Class D, 3.3106% 6/15/51 (d)(e)	223,000	146,352
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)	315,000	178,134
Class E, 2.5% 11/13/52 (d)	609,000	321,220
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)	399,000	224,918
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 6.748% 7/15/36 (d)(e)(h)	567,000	536,049
Class F, 1 month U.S. LIBOR + 3.000% 7.588% 7/15/36 (d)(e)(h)	189,000	178,541
Series 2011-C3:
Class E, 5.5253% 2/15/46 (d)(e)	637,000	256,501
Class G, 4.409% 2/15/46 (d)(e)	202,000	17,867
Class H, 4.409% 2/15/46 (c)(d)(e)	453,000	37,976
Series 2012-CBX:
Class E, 4.6897% 6/15/45 (d)(e)	521,449	435,097
Class F, 4% 6/15/45 (c)(d)	615,000	218,814
Class G 4% 6/15/45 (d)	674,000	154,917
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (e)	584,000	481,575
Class D, 4.2869% 4/15/46 (c)(e)	907,000	675,210
Class F, 3.25% 4/15/46 (c)(d)(e)	1,014,000	144,191
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (c)(d)(e)	516,000	1,289
Class E, 3.8046% 6/10/27 (c)(d)(e)	830,000	2,046
Series 2018-AON Class F, 4.6132% 7/5/31 (c)(d)(e)	409,000	229,040
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	4,763,000	4,286,700
Class CFX, 4.9498% 7/5/33 (d)	1,323,000	1,084,860
Class DFX, 5.3503% 7/5/33 (d)	2,354,000	1,859,660
Class EFX, 5.3635% 7/5/33 (d)(e)	2,783,000	2,087,250
Class XAFX, 1.116% 7/5/33 (d)(e)(n)	19,961,000	20,674
Series 2019-OSB Class E, 3.7828% 6/5/39 (d)(e)	588,000	457,972
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)	401,000	323,811
Class FFX, 4.6254% 1/16/37 (d)	642,000	499,728
Class GFX, 4.6882% 1/16/37 (d)(e)	252,000	185,873
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 6.588% 5/15/36 (d)(e)(h)	2,224,000	2,151,303
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 8.538% 8/15/38 (d)(e)(h)	1,105,014	1,007,860
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME Term SOFR 1 Month Index + 5.970% 10.5327% 3/15/39 (d)(e)(h)	519,750	505,325
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (d)(e)	213,000	185,993
Class E, 4.6485% 2/10/36 (d)(e)	523,000	433,022
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.8577% 5/15/39 (d)(e)(h)	26,961,000	26,859,832
Class B, CME Term SOFR 1 Month Index + 1.790% 6.3564% 5/15/39 (d)(e)(h)	16,119,000	16,055,373
Class C, CME Term SOFR 1 Month Index + 2.090% 6.6556% 5/15/39 (d)(e)(h)	9,032,000	8,921,853
Class D, CME Term SOFR 1 Month Index + 2.540% 7.1044% 5/15/39 (d)(e)(h)	8,027,000	7,907,846
Class E, CME Term SOFR 1 Month Index + 3.240% 7.8025% 5/15/39 (d)(e)(h)	1,302,000	1,265,766
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (d)(e)(h)	11,520,410	11,311,547
Class B, 1 month U.S. LIBOR + 0.880% 5.468% 3/15/38 (d)(e)(h)	3,263,461	3,173,693
Class C, 1 month U.S. LIBOR + 1.100% 5.688% 3/15/38 (d)(e)(h)	2,053,425	1,991,659
Class D, 1 month U.S. LIBOR + 1.400% 5.988% 3/15/38 (d)(e)(h)	2,855,528	2,766,058
Class E, 1 month U.S. LIBOR + 1.750% 6.338% 3/15/38 (d)(e)(h)	2,494,778	2,418,357
Class F, 1 month U.S. LIBOR + 2.350% 6.938% 3/15/38 (d)(e)(h)	1,421,375	1,373,279
Class G, 1 month U.S. LIBOR + 2.950% 7.538% 3/15/38 (d)(e)(h)	3,679,257	3,540,931
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (d)(e)	455,000	250,881
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 8.588% 11/15/38 (d)(e)(h)	1,075,804	1,014,485
Class G, 1 month U.S. LIBOR + 5.250% 9.838% 11/15/38 (d)(e)(h)	2,525,497	2,367,116
Merit floater Series 2021-STOR:
Class G, 1 month U.S. LIBOR + 2.750% 7.338% 7/15/38 (d)(e)(h)	189,000	179,054
Class J, 1 month U.S. LIBOR + 3.950% 8.538% 7/15/38 (d)(e)(h)	724,000	689,669
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (d)(e)	399,000	263,165
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 7.189% 4/15/38 (d)(e)(h)	105,000	101,655
Class G, 1 month U.S. LIBOR + 3.200% 7.789% 4/15/38 (d)(e)(h)	2,520,000	2,412,674
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 6.988% 5/15/38 (d)(e)(h)	1,028,000	975,185
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 7.8217% 1/15/27 (d)(e)(h)	208,907	200,536
Class G, CME Term SOFR 1 Month Index + 3.950% 8.52% 1/15/27 (d)(e)(h)	612,145	579,690
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (d)(e)	263,000	171,387
Class E, 3.4767% 2/10/42 (d)(e)	194,000	119,545
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	386,000	326,761
Series 2012-C5 Class E, 4.6588% 8/15/45 (d)(e)	159,000	143,178
Series 2012-C6 Class D, 4.5397% 11/15/45 (d)(e)	811,000	701,957
Series 2012-C6, Class F, 4.5397% 11/15/45 (d)(e)	378,000	276,144
Series 2013-C12 Class D, 4.9159% 10/15/46 (d)(e)	713,000	602,443
Series 2013-C13:
Class D, 4.8899% 11/15/46 (d)(e)	970,000	899,035
Class E, 4.8899% 11/15/46 (d)(e)	435,919	382,744
Series 2013-C7 Class C, 4.0627% 2/15/46 (e)	174,148	167,912
Series 2013-C8 Class D, 3.9933% 12/15/48 (d)(e)	21,205	20,356
Series 2013-C9:
Class C, 4.0011% 5/15/46 (e)	502,000	427,390
Class D, 4.0891% 5/15/46 (d)(e)	938,000	751,540
Class E, 4.0891% 5/15/46 (d)(e)	402,000	302,007
Series 2014-C17 Class XA, 1.031% 8/15/47 (e)(n)	32,898,822	259,144
Series 2015-C25 Class XA, 1.0381% 10/15/48 (e)(n)	14,410,470	260,877
Series 2016-C30:
Class C, 4.0953% 9/15/49 (e)	151,000	128,556
Class D, 3% 9/15/49 (d)	138,000	86,053
Series 2016-C31 Class C, 4.2655% 11/15/49 (e)	343,000	271,999
Series 2016-C32 Class C, 4.2737% 12/15/49 (e)	236,000	201,221
Series 2017-C33 Class D, 3.356% 5/15/50 (d)	520,000	371,905
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 5.538% 12/15/36 (d)(e)(h)	5,100,000	4,922,614
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	16,898,000	15,747,711
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(e)	620	614
Series 2011-C2:
Class D, 5.2113% 6/15/44 (d)(e)	608,690	570,506
Class F, 5.2113% 6/15/44 (c)(d)(e)	407,000	260,164
Class XB, 0.446% 6/15/44 (d)(e)(n)	1,476,343	5,515
Series 2011-C3:
Class C, 5.0824% 7/15/49 (d)(e)	68,012	67,371
Class D, 5.0824% 7/15/49 (d)(e)	1,176,000	1,145,388
Class E, 5.0824% 7/15/49 (c)(d)(e)	666,000	575,545
Class F, 5.0824% 7/15/49 (d)(e)	182,000	112,917
Class G, 5.0824% 7/15/49 (c)(d)(e)	616,400	342,265
Series 2012-C4 Class D, 5.1638% 3/15/45 (d)(e)	119,459	112,419
Series 2014-150E:
Class C, 4.295% 9/9/32 (d)(e)	238,000	187,289
Class F, 4.295% 9/9/32 (d)(e)	401,000	276,022
Series 2015-MS1:
Class C, 4.024% 5/15/48 (e)	266,000	236,029
Class D, 4.024% 5/15/48 (d)(e)	751,000	610,849
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)	798,000	563,849
Class D, 3.8875% 11/15/49 (e)	343,000	274,144
Series 2017-H1:
Class C, 4.281% 6/15/50	640,000	558,431
Class D, 2.546% 6/15/50 (d)	1,912,000	1,317,443
Series 2017-HR2 Class D, 2.73% 12/15/50	234,000	157,639
Series 2018-H4 Class A4, 4.31% 12/15/51	4,779,000	4,532,949
Series 2018-MP Class E, 4.276% 7/11/40 (d)(e)	953,000	680,503
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(e)	2,441,000	2,216,836
Class C, 3.1771% 11/10/36 (d)(e)	2,343,000	2,062,108
Series 2020-CNP Class D, 2.4276% 4/5/42 (d)(e)	252,000	162,414
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)	420,000	249,129
Series 2020-L4, Class C, 3.536% 2/15/53	115,000	89,262
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 7.638% 10/15/37 (d)(e)(h)	443,228	431,719
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(e)	170,000	115,131
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (d)(e)	170,000	132,443
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.150% 7.738% 11/15/34 (d)(e)(h)	138,000	133,554
Series 2019-10K:
Class E, 4.1346% 5/15/39 (d)(e)	753,000	583,774
Class F, 4.1346% 5/15/39 (d)(e)	768,000	557,266
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (d)(e)	399,000	345,361
Class AMZ3, 3.5% 1/15/37 (d)(e)	189,000	160,002
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 7.588% 12/15/35 (d)(e)(h)	775,000	643,576
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 6.986% 10/15/36 (d)(e)(h)	359,821	342,015
Class J, 1 month U.S. LIBOR + 3.340% 7.934% 10/15/36 (d)(e)(h)	377,641	355,509
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 7.938% 7/15/38 (d)(e)(h)	553,000	510,663
Class NR, 1 month U.S. LIBOR + 6.000% 10.588% 7/15/38 (d)(e)(h)	157,000	141,695
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (d)	1,705,000	1,251,302
Prima Capital Ltd.:
floater Series 2021-9A:
Class B, 1 month U.S. LIBOR + 1.800% 6.3979% 12/15/37 (d)(e)(h)	4,268,000	4,170,325
Class C, 1 month U.S. LIBOR + 2.350% 6.9479% 12/15/37 (d)(e)(h)	1,785,000	1,672,662
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.0479% 12/15/37 (d)(e)(h)	853,710	845,355
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	100,699	102,617
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 8.238% 5/15/38 (d)(e)(h)	539,000	440,066
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (d)(e)	747,000	543,490
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (d)(e)	1,326,000	1,156,275
Class G, 3.7276% 3/15/37 (d)(e)	483,000	405,861
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (d)	2,113,000	1,332,296
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 7.263% 1/15/39 (d)(e)(h)	1,154,000	1,075,972
Class F, CME Term SOFR 1 Month Index + 3.350% 7.913% 1/15/39 (d)(e)(h)	903,000	837,423
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (d)(e)	618,000	401,820
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.5625% 2/15/39 (d)(e)(h)	4,281,000	4,077,085
Class C, CME Term SOFR 1 Month Index + 2.650% 7.2125% 2/15/39 (d)(e)(h)	2,226,000	2,111,781
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 7.8538% 10/15/38 (d)(e)(h)	840,000	783,297
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (d)(e)(h)	15,989,000	15,644,357
Class B, 1 month U.S. LIBOR + 1.070% 5.6677% 11/15/38 (d)(e)(h)	9,157,000	8,916,714
Class C, 1 month U.S. LIBOR + 1.320% 5.9169% 11/15/38 (d)(e)(h)	5,687,000	5,530,245
Class D, 1 month U.S. LIBOR + 1.570% 6.1661% 11/15/38 (d)(e)(h)	3,737,000	3,629,313
Class E, 1 month U.S. LIBOR + 2.020% 6.6147% 11/15/38 (d)(e)(h)	1,298,000	1,255,719
Class F, 1 month U.S. LIBOR + 2.620% 7.2128% 11/15/38 (d)(e)(h)	552,000	532,636
Class G, 1 month U.S. LIBOR + 2.970% 7.5617% 11/15/38 (d)(e)(h)	2,415,000	2,292,788
Series 2021-MFP2:
Class G, 1 month U.S. LIBOR + 2.960% 7.5555% 11/15/36 (d)(e)(h)	615,000	587,263
Class J, 1 month U.S. LIBOR + 3.910% 8.5035% 11/15/36 (d)(e)(h)	1,795,000	1,702,962
Series 2021-PALM Class G, 1 month U.S. LIBOR + 3.610% 8.2041% 10/15/34 (d)(e)(h)	441,000	408,839
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 7.491% 11/15/36 (d)(e)(h)	1,281,000	1,201,369
Class F, 1 month U.S. LIBOR + 3.550% 8.139% 11/15/36 (d)(e)(h)	865,000	820,502
Class G, 1 month U.S. LIBOR + 4.200% 8.788% 11/15/36 (d)(e)(h)	294,000	277,533
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/41 (d)(e)	104,000	66,542
TPGI Trust floater Series 2021-DGWD:
Class E, 1 month U.S. LIBOR + 2.350% 6.94% 6/15/26 (d)(e)(h)	1,391,000	1,324,767
Class G, 1 month U.S. LIBOR + 3.850% 8.44% 6/15/26 (d)(e)(h)	252,000	242,304
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (d)	1,407,000	1,371,810
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class E, 5% 5/10/45 (c)(d)(e)	316,541	123,388
Class F, 5% 5/10/45 (c)(d)(e)	418,000	20,008
Series 2017-C7 Class XA, 1.0036% 12/15/50 (e)(n)	26,219,692	925,686
Series 2018-C8 Class C, 4.6852% 2/15/51 (e)	189,000	162,373
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(e)	201,000	181,968
Series 2012-WRM Class E, 4.238% 6/10/30 (d)(e)	478,000	375,802
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 9.588% 7/15/39 (d)(e)(h)	168,000	150,004
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 8.488% 7/15/39 (d)(e)(h)	767,000	691,079
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)	12,891,000	10,104,668
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)	800,000	626,120
Class X, 0.4294% 10/10/42 (d)(e)(n)	19,300,000	506,251
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 9.0913% 1/18/37 (d)(e)(h)	2,478,000	2,338,245
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.788% 5/15/31 (d)(e)(h)	8,949,000	8,560,250
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 7.088% 2/15/40 (d)(e)(h)	197,258	178,715
Class E, 1 month U.S. LIBOR + 3.650% 8.238% 2/15/40 (d)(e)(h)	140,898	126,309
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (d)	581,000	348,736
Series 2020-C58 Class A4, 2.092% 7/15/53	1,162,000	933,158
Series 2015-C31 Class XA, 0.954% 11/15/48 (e)(n)	11,569,157	233,051
Series 2015-NXS4 Class D, 3.6855% 12/15/48 (e)	483,000	404,951
Series 2016-BNK1:
Class C, 3.071% 8/15/49	254,000	187,963
Class D, 3% 8/15/49 (d)	266,000	155,817
Series 2016-C34 Class XA, 2.061% 6/15/49 (e)(n)	9,527,291	389,317
Series 2016-LC25 Class C, 4.342% 12/15/59 (e)	328,000	286,746
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	733,000	538,448
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)	326,000	199,992
Series 2018-C43 Class C, 4.514% 3/15/51	228,000	193,095
Series 2018-C44 Class D, 3% 5/15/51 (d)	1,512,000	1,000,722
Series 2018-C46 Class XA, 0.9301% 8/15/51 (e)(n)	26,873,746	648,587
Series 2018-C48 Class A5, 4.302% 1/15/52	4,229,000	4,019,170
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(e)	203,000	11,993
Series 2011-C3:
Class D, 5.3781% 3/15/44 (c)(d)(e)	736,257	276,097
Class E, 5% 3/15/44 (c)(d)	409,000	2,031
Class F, 5% 3/15/44 (c)(d)	231,431	18
Series 2011-C4:
Class D, 4.845% 6/15/44 (d)(e)	258,000	228,330
Class E, 4.845% 6/15/44 (d)(e)	183,000	146,518
Series 2011-C5:
Class E, 5.5721% 11/15/44 (d)(e)	422,592	400,734
Class F, 5.25% 11/15/44 (d)(e)	733,000	664,298
Class G, 5.25% 11/15/44 (d)(e)	205,000	177,375
Series 2013-C11:
Class D, 4.1202% 3/15/45 (d)(e)	443,749	372,749
Class E, 4.1202% 3/15/45 (d)(e)	976,128	761,380
Series 2013-C13 Class D, 4.1749% 5/15/45 (d)(e)	321,000	289,138
Series 2013-C16 Class D, 4.987% 9/15/46 (d)(e)	115,000	105,914
Series 2013-UBS1 Class D, 5.0241% 3/15/46 (d)(e)	455,375	444,601
Series 2014-C21 Class XA, 0.9976% 8/15/47 (e)(n)	25,003,406	295,395
Series 2014-C24 Class XA, 0.8392% 11/15/47 (e)(n)	10,099,106	105,357
Series 2014-LC14 Class XA, 1.2358% 3/15/47 (e)(n)	14,248,332	94,670
WFCM:
Series 2022-C62:
Class C, 4.3507% 4/15/55 (e)	1,077,000	825,692
Class D, 2.5% 4/15/55 (d)	756,000	375,123
Series 2022-C62, Class A4, 4% 4/15/55	827,000	757,789
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (d)(e)	198,000	98,010
Class F, 3.5955% 11/10/36 (d)(e)	1,082,000	503,130
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(e)	289,000	233,216
Class PR2, 3.516% 6/5/35 (d)(e)	755,000	574,429
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $980,917,656)		918,415,416

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009:
7.3% 10/1/39	10,015,000	12,222,226
7.35% 11/1/39	960,000	1,177,427
7.55% 4/1/39	6,805,000	8,696,658
Series 2010, 7.625% 3/1/40	3,670,000	4,654,748
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	2,398,636	2,395,244
5.1% 6/1/33	22,880,000	22,484,068
Series 2010-1, 6.63% 2/1/35	4,001,538	4,206,140
Series 2010-3:
6.725% 4/1/35	6,465,000	6,813,681
7.35% 7/1/35	2,753,214	2,995,601
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,838,000	15,974,905
TOTAL MUNICIPAL SECURITIES (Cost $84,909,342)		81,620,698

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		945,000	872,944
8.75% 4/14/32 (d)		430,000	388,075
9.375% 5/8/48 (d)		350,000	299,250
9.5% 11/12/25 (d)		1,675,000	1,687,563
Arab Republic of Egypt:
7.0529% 1/15/32 (d)		210,000	146,514
7.5% 1/31/27 (d)		3,378,000	2,888,190
7.5% 2/16/61 (d)		1,020,000	599,250
7.6003% 3/1/29 (d)		560,000	436,800
7.903% 2/21/48 (d)		534,000	320,400
8.5% 1/31/47 (d)		904,000	576,300
8.7002% 3/1/49 (d)		930,000	594,038
Argentine Republic:
0.5% 7/9/30 (i)		10,355,675	3,355,239
1% 7/9/29		1,021,922	316,796
1.5% 7/9/35 (i)		6,338,814	1,803,393
3.5% 7/9/41 (i)		1,920,000	602,880
3.875% 1/9/38 (i)		4,159,773	1,450,201
Bahamian Republic 6% 11/21/28 (d)		525,000	427,875
Bahrain Kingdom 5.625% 5/18/34 (d)		310,000	270,088
Barbados Government 6.5% 10/1/29 (d)		965,000	887,076
Bermuda Government:
2.375% 8/20/30 (d)		280,000	231,403
3.375% 8/20/50 (d)		230,000	157,809
3.717% 1/25/27 (d)		1,185,000	1,116,714
4.75% 2/15/29 (d)		520,000	505,473
5% 7/15/32 (d)		390,000	378,129
Brazilian Federative Republic:
3.875% 6/12/30		1,535,000	1,320,868
7.125% 1/20/37		840,000	886,883
8.25% 1/20/34		1,976,000	2,228,928
Buenos Aires Province 5.25% 9/1/37 (d)(i)		975,000	370,500
Cameroon Republic 9.5% 11/19/25 (d)		740,000	719,558
Chilean Republic:
2.45% 1/31/31		2,145,000	1,784,104
2.75% 1/31/27		425,000	388,955
3.25% 9/21/71		250,000	153,250
3.5% 1/31/34		280,000	238,578
4% 1/31/52		245,000	189,921
4.34% 3/7/42		360,000	306,968
Colombian Republic:
3% 1/30/30		1,800,000	1,350,900
3.125% 4/15/31		785,000	568,046
3.25% 4/22/32		400,000	282,800
4.125% 5/15/51		325,000	189,069
5% 6/15/45		1,760,000	1,155,330
5.2% 5/15/49		900,000	595,013
6.125% 1/18/41		60,000	46,830
7.375% 9/18/37		205,000	189,728
7.5% 2/2/34		395,000	373,670
8% 4/20/33		1,250,000	1,234,219
Costa Rican Republic:
5.625% 4/30/43 (d)		680,000	561,553
6.125% 2/19/31 (d)		300,000	290,119
7% 4/4/44 (d)		75,000	71,592
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(f)		345,000	124,480
6.825% 7/18/26 (d)(f)		615,000	230,641
7.55% 3/28/30 (d)(f)		335,000	120,977
7.85% 3/14/29 (d)(f)		865,000	313,658
Dominican Republic:
4.5% 1/30/30 (d)		855,000	732,521
4.875% 9/23/32 (d)		1,460,000	1,219,830
5.875% 1/30/60 (d)		570,000	425,469
5.95% 1/25/27 (d)		1,164,000	1,138,756
6% 7/19/28 (d)		549,000	528,172
6.4% 6/5/49 (d)		230,000	190,728
6.5% 2/15/48 (d)		300,000	253,650
6.85% 1/27/45 (d)		1,012,000	899,289
6.875% 1/29/26 (d)		1,378,000	1,390,747
7.05% 2/3/31 (d)		385,000	384,639
7.45% 4/30/44 (d)		401,000	383,907
Ecuador Republic:
2.5% 7/31/35 (d)(i)		1,350,000	471,488
5.5% 7/31/30 (d)(i)		2,115,000	1,020,884
El Salvador Republic:
6.375% 1/18/27 (d)		105,000	55,309
7.1246% 1/20/50 (d)		405,000	180,428
7.625% 2/1/41 (d)		120,000	54,323
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		1,090,000	889,713
3% 9/15/51 (d)		1,015,000	710,500
3.125% 9/30/49 (d)		3,170,000	2,282,400
3.875% 4/16/50 (d)		9,890,000	8,134,525
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		1,350,000	957,909
5.25% 1/30/43 (Reg. S)		560,000	509,355
Gabonese Republic 7% 11/24/31 (d)		880,000	712,800
Georgia Republic 2.75% 4/22/26 (d)		890,000	805,895
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	9,200,000	9,015,682
0% 2/15/32 (Reg. S)	EUR	3,370,000	2,834,906
0% 5/15/35 (Reg. S) (k)	EUR	7,075,000	5,407,889
2.2% 12/12/24(Reg. S)	EUR	16,635,000	17,315,082
Ghana Republic:
7.75% 4/7/29 (d)		810,000	303,750
8.627% 6/16/49 (d)		605,000	220,069
10.75% 10/14/30 (d)		525,000	374,063
Guatemalan Republic:
4.9% 6/1/30 (d)		325,000	303,936
5.375% 4/24/32 (d)		490,000	467,123
6.125% 6/1/50 (d)		335,000	317,266
Hungarian Republic:
2.125% 9/22/31 (d)		285,000	217,313
5.25% 6/16/29 (d)		610,000	593,988
5.5% 6/16/34 (d)		425,000	406,406
6.125% 5/22/28 (d)		385,000	390,005
Indonesian Republic:
3.2% 9/23/61		645,000	433,833
3.5% 2/14/50		730,000	542,390
3.85% 10/15/30		460,000	428,318
4.1% 4/24/28		705,000	679,135
4.2% 10/15/50		24,000,000	20,072,640
4.35% 1/11/48		655,000	571,560
4.4% 6/6/27 (d)		480,000	469,853
5.125% 1/15/45 (d)		1,660,000	1,610,383
5.25% 1/17/42 (d)		485,000	476,755
5.95% 1/8/46 (d)		560,000	590,905
6.75% 1/15/44 (d)		380,000	430,392
7.75% 1/17/38 (d)		1,317,000	1,610,279
8.5% 10/12/35 (d)		1,910,000	2,421,880
Islamic Republic of Pakistan:
6% 4/8/26 (d)		1,205,000	533,345
6.875% 12/5/27 (d)		350,000	154,039
Israeli State 3.375% 1/15/50		1,090,000	804,137
Ivory Coast:
6.125% 6/15/33 (d)		1,680,000	1,444,800
6.375% 3/3/28 (d)		2,030,000	1,918,350
Jamaican Government:
6.75% 4/28/28		275,000	286,223
7.875% 7/28/45		250,000	291,219
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,230,000	1,186,950
7.375% 10/10/47 (d)		155,000	135,557
7.75% 1/15/28 (d)		445,000	456,125
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		1,240,000	982,545
3.25% 10/22/30 (d)		5,890,000	5,291,061
3.45% 2/2/61 (d)		1,055,000	726,170
3.625% 3/4/28 (d)		425,000	401,094
3.75% 1/21/55 (d)		975,000	730,519
4.5% 10/26/46 (d)		1,150,000	988,138
4.5% 4/22/60 (d)		4,190,000	3,567,523
4.625% 10/4/47 (d)		425,000	370,892
5% 1/18/53 (d)		635,000	579,438
Lebanese Republic:
5.8% 12/31/49 (f)		1,113,000	76,519
6.375% 12/31/49 (f)		977,000	67,169
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (c)(f)		400,000	20,000
5.1% 3/28/35(Reg. S) (c)(f)		600,000	30,000
Panamanian Republic:
2.252% 9/29/32		580,000	430,578
3.298% 1/19/33		615,000	498,073
3.87% 7/23/60		1,055,000	671,771
4.5% 5/15/47		350,000	268,581
4.5% 4/16/50		1,090,000	815,661
6.4% 2/14/35		840,000	863,258
Peruvian Republic:
2.783% 1/23/31		1,300,000	1,070,306
3% 1/15/34		610,000	479,346
3.3% 3/11/41		700,000	509,163
Philippine Republic:
2.65% 12/10/45		665,000	443,961
2.95% 5/5/45		270,000	191,055
5% 7/17/33		360,000	355,990
5.5% 1/17/48		320,000	324,035
5.609% 4/13/33		520,000	535,007
5.95% 10/13/47		830,000	886,116
Polish Government 5.75% 11/16/32		725,000	758,698
Province of Santa Fe 7% 3/23/23 (d)		570,500	571,570
Provincia de Cordoba:
6.875% 12/10/25 (d)		1,645,009	1,414,708
6.99% 6/1/27 (d)		640,167	486,247
Republic of Armenia 3.6% 2/2/31 (d)		560,000	429,030
Republic of Iraq 5.8% 1/15/28 (Reg. S)		340,000	311,589
Republic of Kenya:
6.3% 1/23/34 (d)		415,000	310,213
6.875% 6/24/24 (d)		600,000	558,000
7% 5/22/27 (d)		485,000	434,075
Republic of Nigeria:
6.125% 9/28/28 (d)		1,095,000	866,419
6.375% 7/12/23 (d)		235,000	230,594
6.5% 11/28/27 (d)		375,000	309,375
7.143% 2/23/30 (d)		920,000	709,550
7.625% 11/21/25 (d)		1,040,000	936,000
7.696% 2/23/38 (d)		480,000	333,540
8.375% 3/24/29 (d)		230,000	193,775
Republic of Paraguay:
2.739% 1/29/33 (d)		320,000	247,760
4.95% 4/28/31 (d)		1,050,000	985,556
5.4% 3/30/50 (d)		330,000	276,128
Republic of Senegal 6.25% 5/23/33 (d)		590,000	486,013
Republic of Serbia 2.125% 12/1/30 (d)		1,455,000	1,070,153
Republic of Uzbekistan:
3.7% 11/25/30 (d)		395,000	316,568
3.9% 10/19/31 (d)		565,000	449,281
4.75% 2/20/24 (d)		315,000	306,495
Republic of Zambia 8.97% 7/30/27 (d)		620,000	275,900
Romanian Republic:
3% 2/27/27 (d)		652,000	581,910
3% 2/14/31 (d)		1,222,000	986,765
3.625% 3/27/32 (d)		652,000	536,270
4% 2/14/51 (d)		335,000	232,825
6.625% 2/17/28 (d)		385,000	392,700
Rwanda Republic 5.5% 8/9/31 (d)		1,085,000	815,310
South African Republic:
4.85% 9/27/27		480,000	451,800
4.85% 9/30/29		335,000	294,381
5% 10/12/46		670,000	458,950
5.65% 9/27/47		320,000	232,800
5.75% 9/30/49		765,000	555,581
5.875% 4/20/32		480,000	426,600
State of Qatar:
3.75% 4/16/30 (d)		3,631,000	3,444,457
4% 3/14/29 (d)		775,000	749,231
4.4% 4/16/50 (d)		17,470,000	15,679,325
4.625% 6/2/46 (d)		960,000	892,380
4.817% 3/14/49 (d)		975,000	925,431
5.103% 4/23/48 (d)		1,090,000	1,073,650
9.75% 6/15/30 (d)		413,000	539,946
Sultanate of Oman:
4.75% 6/15/26 (d)		385,000	372,800
5.375% 3/8/27 (d)		170,000	166,366
5.625% 1/17/28 (d)		2,470,000	2,417,204
6% 8/1/29 (d)		720,000	718,560
6.25% 1/25/31 (d)		520,000	524,160
6.5% 3/8/47 (d)		300,000	279,750
6.75% 1/17/48 (d)		1,661,000	1,592,484
Turkish Republic:
4.25% 3/13/25		1,510,000	1,379,763
4.25% 4/14/26		1,685,000	1,470,163
4.75% 1/26/26		1,500,000	1,338,750
4.875% 10/9/26		1,395,000	1,217,138
4.875% 4/16/43		1,675,000	1,057,344
5.125% 2/17/28		755,000	637,975
5.25% 3/13/30		315,000	248,456
5.75% 5/11/47		937,000	626,619
6% 3/25/27		235,000	209,738
6% 1/14/41		490,000	348,513
6.125% 10/24/28		510,000	442,425
6.375% 10/14/25		220,000	205,975
9.375% 1/19/33		550,000	530,750
9.875% 1/15/28		1,960,000	1,986,734
Ukraine Government:
0% 8/1/41 (d)(e)		530,000	143,365
6.876% 5/21/31 (d)		245,000	41,283
7.253% 3/15/35 (d)		1,495,000	253,963
7.375% 9/25/34 (d)		420,000	72,030
7.75% 9/1/24 (d)		955,000	218,038
7.75% 9/1/25 (d)		1,640,000	337,020
7.75% 9/1/26 (d)		2,420,000	442,104
7.75% 9/1/28 (d)		820,000	153,135
7.75% 9/1/29 (d)		170,000	31,801
United Arab Emirates 4.05% 7/7/32 (d)		615,000	595,897
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	4,355,000	5,059,966
2.25% 9/7/23	GBP	10,645,000	12,687,409
United Mexican States:
2.659% 5/24/31		665,000	536,655
3.25% 4/16/30		1,145,000	994,218
3.5% 2/12/34		1,095,000	889,140
3.75% 1/11/28		820,000	765,880
3.75% 4/19/71		1,230,000	795,118
3.771% 5/24/61		840,000	551,408
4.5% 4/22/29		485,000	460,265
4.875% 5/19/33		560,000	519,680
5.75% 10/12/2110		1,520,000	1,343,110
6.05% 1/11/40		980,000	974,978
6.35% 2/9/35		780,000	801,060
Uruguay Republic 5.1% 6/18/50		1,230,000	1,204,170
Venezuelan Republic:
9.25% 9/15/27 (f)		4,549,000	485,623
11.95% 8/5/31 (Reg. S) (f)		938,300	98,522
12.75% 12/31/49 (f)		199,600	20,958
Vietnamese Socialist Republic 5.5% 3/12/28		1,988,667	1,909,493
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $288,758,335)			251,518,795

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $15,297,681)	15,300,000	15,204,216

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (c)(r)	149,986	2
Media - 0.0%
Altice U.S.A., Inc. Class A (r)	75,200	297,792
Charter Communications, Inc. Class A (r)	4,100	1,507,201
		1,804,993
TOTAL COMMUNICATION SERVICES		1,804,995
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Aptiv PLC (r)	13,800	1,604,664
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (c)(r)	40,185	740,480
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(r)	295	0
TOTAL CONSUMER DISCRETIONARY		2,345,144
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (r)	55,600	1
Jonah Energy Parent LLC (c)(r)	36,493	1,684,882
		1,684,883
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	81,331	3,432,168
California Resources Corp. warrants 10/27/24 (r)	3,601	39,431
Chesapeake Energy Corp.	55,352	4,472,995
Chesapeake Energy Corp. (b)(r)	351	28,364
Denbury, Inc. (r)	15,462	1,289,067
EP Energy Corp. (c)(r)	3,729	25,171
Mesquite Energy, Inc. (c)(r)	66,231	3,791,746
Nostrum Oil & Gas LP (r)	545,077	118,016
		13,196,958
TOTAL ENERGY		14,881,841
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(r)	5,205	544,807
Lime Tree Bay Ltd. (c)	464	18,560
		563,367
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	10,200	1,607,928
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(r)	47,366	389,349
TNT Crane & Rigging LLC warrants 10/31/25 (c)(r)	2,081	437
		389,786
TOTAL INDUSTRIALS		1,997,714
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Coherent Corp. (r)	9,800	422,674
IT Services - 0.0%
GTT Communications, Inc. (c)	40,553	500,846
TOTAL INFORMATION TECHNOLOGY		923,520
TOTAL COMMON STOCKS (Cost $12,189,893)		22,516,581

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	11,325	281,426

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(r)	2,980	1,861,070

Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (e)	37,320	837,461
Arbor Realty Trust, Inc. Series F, 6.25% (e)	22,800	487,236
Dynex Capital, Inc. Series C 6.90% (e)	11,400	258,666
Franklin BSP Realty Trust, Inc. 7.50%	18,900	401,436
MFA Financial, Inc. Series B, 7.50%	13,700	272,356
		2,257,155
TOTAL FINANCIALS		4,118,225

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	550	9,143
Series C, 6.50%	14,300	173,030
DiamondRock Hospitality Co. 8.25%	7,100	182,044
iStar Financial, Inc. Series G, 7.65%	19,500	484,380
National Storage Affiliates Trust Series A, 6.00%	6,925	164,123
Rexford Industrial Realty, Inc. Series B, 5.875%	16,525	389,990
Spirit Realty Capital, Inc. Series A, 6.00%	10,200	243,270
		1,645,980
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	12,825	274,840
Series I, 7.15%	17,100	367,650
		642,490
TOTAL REAL ESTATE		2,288,470

TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,406,695
TOTAL PREFERRED STOCKS (Cost $5,566,378)		6,688,121

Bank Loan Obligations - 6.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.1703% 8/31/28 (e)(h)(s)	12,500,000	12,093,750
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 9.2299% 11/1/24 (e)(h)(s)	3,695,395	2,670,847
3 month U.S. LIBOR + 8.250% 13.0753% 11/1/25 (e)(h)(s)	2,659,000	1,480,398
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8379% 11/30/27 (e)(h)(s)	695,653	689,566
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.14% 12/12/26 (e)(h)(s)	1,028,752	1,009,720
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1875% 10/2/27 (e)(h)(s)	2,388,936	2,144,070
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 5/1/28 (e)(h)(s)	7,494,824	7,313,299
GTT Communications BV 1LN, term loan:
11.7176% 1/3/28 (e)(s)	1,957,337	1,593,605
13.6802% 6/3/28 (e)(s)	1,537,828	784,292
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 3/1/27 (e)(h)(s)	1,530,621	1,393,830
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4278% 4/30/27 (e)(h)(s)	2,447,718	2,390,955
Patagonia Holdco LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.4734% 8/1/29 (e)(h)(s)	3,704,475	3,158,065
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 10.9114% 9/21/27 (e)(h)(s)	3,459,702	3,092,108
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.6349% 3/9/27 (e)(h)(s)	9,191,809	7,625,893
CME Term SOFR 1 Month Index + 4.250% 8.8676% 3/9/27 (e)(h)(s)	1,500,000	1,272,585
		48,712,983
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.500% 10.2302% 2/10/27 (e)(h)(s)	4,959,074	4,118,511
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.1349% 9/1/27 (e)(h)(s)	689,063	662,361
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.1349% 9/1/27 (e)(h)(s)	4,100,000	3,939,403
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 14.6642% 9/9/23 (e)(h)(s)	1,856,402	1,889,353
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (e)(h)(s)	2,860,397	434,437
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (e)(h)(s)	487,491	74,952
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9375% 8/5/28 (e)(h)(s)	3,429,450	3,223,683
		14,342,700
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2884% 10/28/27 (e)(h)(s)	5,987,658	4,905,629
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.5656% 10/31/27 (e)(h)(s)	2,294,646	2,286,041
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3676% 2/1/27 (e)(h)(s)	8,548,584	8,467,372
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 6.8379% 1/31/28 (e)(h)(s)	4,180,000	4,041,182
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0879% 4/15/27 (e)(h)(s)	2,546,250	2,288,442
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.0625% 1/14/28 (e)(h)(s)	3,732,539	3,489,924
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (e)(h)(s)	2,422,974	2,257,412
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (e)(h)(s)	8,456,176	957,916
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.6349% 8/2/27 (e)(h)(s)	1,535,591	1,491,796
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6678% 12/1/28 (e)(h)(s)	5,037,519	4,433,017
Entercom Media Corp. Tranche B 2LN, term loan 1 month U.S. LIBOR + 2.500% 7.0473% 11/17/24 (e)(h)(s)	345,669	223,966
Gray Television, Inc.:
Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.0656% 1/2/26 (e)(h)(s)	640,000	630,931
Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5656% 12/1/28 (e)(h)(s)	2,534,550	2,503,324
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3379% 9/25/28 (e)(h)(s)	950,000	938,125
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2176% 1/28/29 (e)(h)(s)	1,260,475	1,236,841
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 9/19/26 (e)(h)(s)	2,260,410	2,253,946
Recorded Books, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6048% 8/29/25 (e)(h)(s)	235,231	233,676
Scripps (E.W.) Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3197% 1/7/28 (e)(h)(s)	1,020,175	1,004,617
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.14% 9/30/26 (e)(h)(s)	1,281,938	1,240,275
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7299% 8/14/26 (e)(h)(s)	1,636,183	1,632,779
Univision Communications, Inc.:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.8302% 6/10/29 (e)(h)(s)	671,625	670,228
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.8849% 3/24/26 (e)(h)(s)	2,314,741	2,295,783
1 month U.S. LIBOR + 3.250% 7.8849% 1/31/29 (e)(h)(s)	3,781,425	3,724,704
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.0879% 1/31/28 (e)(h)(s)	2,500,000	2,449,100
		55,657,026
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.5618% 4/27/27 (e)(h)(s)	1,371,000	1,345,294
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.3156% 4/27/27 (e)(h)(s)	1,552,226	1,523,122
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.0817% 2/1/29 (e)(h)(s)	15,099,922	14,911,173
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 6.41% 4/11/25 (e)(h)(s)	1,082,812	1,080,560
		18,860,149
TOTAL COMMUNICATION SERVICES		137,572,858
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4676% 3/5/28 (e)(h)(s)	3,086,378	2,716,969
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2176% 3/16/29 (e)(h)(s)	808,888	806,526
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 4/30/26 (e)(h)(s)	3,118,801	3,099,808
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0636% 11/2/27 (e)(h)(s)	1,896,300	1,872,596
Novae LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 9.6963% 12/22/28 (e)(h)(s)	997,463	850,337
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 12/17/28 (e)(h)(s)	3,529,550	2,993,200
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.3849% 1/26/29 (e)(h)(s)	1,007,388	706,854
Rough Country LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 7/28/28 (e)(h)(s)	723,350	675,609
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 1/29/28 (e)(h)(s)	2,542,525	2,296,231
		16,018,130
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 6.6349% 5/23/27 (e)(h)(s)	680,960	663,084
CME Term SOFR 1 Month Index + 3.500% 8.1176% 12/13/29 (e)(h)(s)	1,800,488	1,790,585
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.0914% 6/3/28 (e)(h)(s)	3,963,096	3,518,912
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0797% 3/1/25 (e)(h)(s)	1,762,036	1,759,287
		7,731,868
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 8.6349% 6/11/26 (e)(h)(s)	3,577,370	3,519,237
CME Term SOFR 1 Month Index + 4.620% 9.3426% 6/11/26 (e)(h)(s)	1,260,475	1,244,946
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 6/11/26 (e)(h)(s)	202,950	199,906
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 1/6/28 (e)(h)(s)	653,361	615,793
		5,579,882
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 8/12/28 (e)(h)(s)	1,478,666	1,474,704
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 8.5664% 7/30/26 (e)(h)(s)	3,765,079	3,765,079
KUEHG Corp. Tranche B, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 2/21/25 (e)(h)(s)	2,594,346	2,537,816
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 13.2652% 3/13/25 (e)(h)(s)	1,101,750	1,083,847
3 month U.S. LIBOR + 3.250% 8.0628% 3/13/25 (e)(h)(s)	1,011,755	975,919
Mckissock Investment Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.7715% 3/10/29 (e)(h)(s)	1,151,300	1,105,248
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 8/12/28 (e)(h)(s)	1,098,900	1,088,603
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (e)(h)(s)	14,855,908	12,476,883
TKC Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.14% 5/14/28 (e)(h)(s)	429,873	359,636
		24,867,735
Hotels, Restaurants & Leisure - 0.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.6671% 2/7/29 (e)(h)(s)	4,141,725	3,942,425
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 8/17/28 (e)(h)(s)	2,871,328	2,860,561
Aramark Services, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 3/11/25 (e)(h)(s)	1,446,000	1,441,488
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 1/15/27 (e)(h)(s)	2,314,825	2,288,783
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 11/24/28 (e)(h)(s)	972,650	967,787
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8514% 10/1/28 (e)(h)(s)	3,276,900	3,118,986
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.5807% 9/9/26 (e)(h)(s)	1,494,783	1,482,331
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 11/19/26 (e)(h)(s)	2,697,500	2,671,011
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9676% 1/26/30 (e)(h)(s)	12,705,000	12,675,016
Carnival Finance LLC Tranche B 1LN, term loan:
6 month U.S. LIBOR + 3.000% 7.6349% 6/30/25 (e)(h)(s)	1,858,918	1,825,922
6 month U.S. LIBOR + 3.250% 7.8849% 10/18/28 (e)(h)(s)	6,487,456	6,284,723
Churchill Downs, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.64% 3/17/28 (e)(h)(s)	982,500	973,903
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.592% 7/21/28 (e)(h)(s)	10,527,199	9,948,203
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.75% 6/29/29 (e)(h)(s)	1,059,675	1,062,589
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8676% 1/15/30 (e)(h)(s)	3,785,000	3,791,624
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.7299% 9/8/24 (e)(h)(s)	455,000	284,848
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 7.7299% 3/8/24 (e)(h)(s)	3,457,464	2,895,211
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6176% 1/27/29 (e)(h)(s)	18,837,990	18,308,265
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0918% 7/4/28 (e)(h)(s)	3,475,050	3,473,764
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8543% 11/22/28 (e)(h)(s)	564,300	549,250
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9676% 11/30/29 (e)(h)(s)	3,179,914	3,190,503
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.62% 10/20/24 (e)(h)(s)	3,512,647	3,503,866
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1802% 10/31/29 (e)(h)(s)	1,260,000	1,258,816
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.2299% 3/16/27 (e)(h)(s)	1,083,500	1,080,791
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.38% 8/27/28 (e)(h)(s)	696,188	693,869
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 8/2/28 (e)(h)(s)	7,563,258	7,544,349
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 1.750% 6.4548% 6/21/26 (e)(h)(s)	1,646,634	1,643,472
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 4/26/28 (e)(h)(s)	1,042,060	1,000,899
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.8125% 5/12/28 (e)(h)(s)	1,871,500	1,804,987
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 8/31/25 (e)(h)(s)	2,550,985	2,535,042
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 12.98% 6/23/26 (e)(h)(s)	916,050	809,174
Pacific Bells LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.3418% 10/20/28 (e)(h)(s)	1,156,331	1,109,361
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 5/29/26 (e)(h)(s)	1,484,314	1,481,300
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 11.2349% 3/1/26 (e)(h)(s)	1,824,132	1,586,995
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8139% 1/5/29 (e)(h)(s)	1,385,000	1,380,388
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 12% 5/10/26 (e)(h)(s)	446,779	338,158
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.8302% 4/1/29 (e)(h)(s)	2,358,191	2,345,975
Ryman Hospitality Properties, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.000% 6.64% 5/11/24 (e)(h)(s)	305,292	304,529
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6615% 4/7/29 (e)(h)(s)	3,164,100	3,148,280
Scientific Games Holdings LP term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.1028% 4/4/29 (e)(h)(s)	4,576,038	4,495,225
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6875% 8/25/28 (e)(h)(s)	1,086,250	1,081,720
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.9799% 7/16/26 (e)(h)(s)	2,834,846	2,830,027
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.89% 2/7/27 (e)(h)(s)	4,198,274	4,170,817
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 6.750% 11.4799% 5/30/26 (e)(h)(s)	2,178,240	1,225,260
3 month U.S. LIBOR + 8.750% 13.4799% 2/28/25 (e)(h)(s)	2,067,568	2,126,266
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 12/30/26 (e)(h)(s)	5,754,300	4,833,612
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.2299% 12/30/27 (e)(h)(s)	300,000	218,499
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.2299% 12/30/26 (c)(e)(h)(s)	434,988	369,739
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 8/3/28 (e)(h)(s)	4,774,542	4,695,619
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 6.3849% 5/30/25 (e)(h)(s)	753,977	752,363
		144,406,591
Household Durables - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 8.44% 9/24/28 (e)(h)(s)	2,766,108	2,603,599
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.3137% 7/30/28 (e)(h)(s)	3,482,282	3,344,244
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.2349% 10/20/28 (e)(h)(s)	923,025	680,159
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0753% 6/29/28 (e)(h)(s)	732,386	583,668
Weber-Stephen Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 10/30/27 (e)(h)(s)	2,641,566	2,298,163
		9,509,833
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 3/5/28 (e)(h)(s)	45,032,687	44,314,866
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1254% 11/8/27 (e)(h)(s)	2,719,375	2,667,707
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 10/19/27 (e)(h)(s)	1,391,334	1,345,169
Red Ventures LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 9.25% 11/8/24 (e)(h)(s)	1,869,229	1,866,500
CME Term SOFR 1 Month Index + 3.000% 2/23/30 (h)(s)(t)	350,000	346,283
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 12/17/26 (e)(h)(s)	5,863,914	5,500,351
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 8.2349% 4/4/25 (e)(h)(s)	4,217,165	4,212,569
3 month U.S. LIBOR + 3.500% 8.2349% 2/25/27 (e)(h)(s)	1,896,001	1,899,566
		62,153,011
Leisure Products - 0.0%
Lids Holdings, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.500% 10.1517% 12/14/26 (c)(e)(h)(s)	1,400,000	1,295,000
SP PF Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.1349% 12/21/25 (e)(h)(s)	962,500	662,200
Topgolf Callaway Brands Corp. Tranche B, term loan 1 month U.S. LIBOR + 4.500% 9.1349% 1/4/26 (e)(h)(s)	1,815,409	1,814,284
		3,771,484
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 9.5625% 3/10/26 (e)(h)(s)	3,222,069	3,064,993
CME Term SOFR 1 Month Index + 4.750% 9.6971% 3/10/26 (e)(h)(s)	1,045,000	995,363
		4,060,356
Specialty Retail - 0.2%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3156% 11/6/27 (e)(h)(s)	1,982,263	1,980,618
At Home Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.0039% 7/24/28 (e)(h)(s)	908,500	743,962
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7377% 11/17/28 (e)(h)(s)	456,550	445,899
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.6014% 4/1/28 (e)(h)(s)	1,982,343	1,587,857
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5719% 7/7/28 (e)(h)(s)	871,725	483,084
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/18/27 (e)(h)(s)	4,881,939	4,453,256
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 8.9799% 4/15/28 (e)(h)(s)	2,823,156	2,579,659
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 12.9133% 6/30/27 (e)(h)(s)	1,207,964	1,008,650
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 8.0918% 3/4/28 (e)(h)(s)	1,105,313	1,092,878
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 10/20/28 (e)(h)(s)	1,683,688	1,614,656
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9676% 10/20/28 (e)(h)(s)	4,114,688	3,975,817
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5535% 2/8/28 (e)(h)(s)	1,723,738	1,466,608
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 4/16/28 (e)(h)(s)	4,556,929	4,347,584
Victoria's Secret & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.9826% 8/2/28 (e)(h)(s)	2,497,855	2,472,876
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.342% 12/21/27 (e)(h)(s)	1,462,486	1,400,330
		29,653,734
Textiles, Apparel & Luxury Goods - 0.1%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 10/7/27 (e)(h)(s)	813,436	799,876
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.7313% 2/17/29 (e)(h)(s)	6,217,399	6,196,695
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/8/30 (h)(s)(t)	1,030,000	1,028,713
		8,025,284
TOTAL CONSUMER DISCRETIONARY		315,777,908
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 7.9302% 1/24/29 (e)(h)(s)	3,591,950	3,256,713
2LN, term loan CME TERM SOFR 3 MONTH INDEX + 6.000% 10.6802% 1/24/30 (e)(h)(s)	700,000	532,000
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 3/31/28 (e)(h)(s)	6,687,865	6,212,224
		10,000,937
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.3849% 10/1/26 (e)(h)(s)	98,000	61,005
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 10/1/25 (e)(h)(s)	277,440	242,588
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.3171% 2/3/27 (e)(h)(s)	1,287,699	1,287,699
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 11.4302% 8/1/29 (e)(h)(s)	987,525	972,712
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8849% 1/29/27 (e)(h)(s)	2,667,250	2,620,093
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10.3253% 11/20/25 (e)(h)(s)	2,373,389	1,508,787
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 9/23/27 (e)(h)(s)	3,188,268	3,099,092
United Natural Foods, Inc. Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.9821% 10/22/25 (e)(h)(s)	418,750	419,186
		10,211,162
Food Products - 0.0%
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 10/23/27 (e)(h)(s)	2,718,420	2,696,347
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9108% 5/16/29 (e)(h)(s)	4,732,213	4,629,665
		7,326,012
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.5748% 9/29/28 (e)(h)(s)	1,529,550	1,502,140
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4849% 12/22/26 (e)(h)(s)	3,526,670	3,423,797
Resideo Funding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.0434% 2/12/28 (e)(h)(s)	928,463	927,302
		5,853,239
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 5/17/28 (e)(h)(s)	1,965,125	1,733,515
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 12/21/25 (e)(h)(s)	3,438,561	3,379,246
		5,112,761
TOTAL CONSUMER STAPLES		38,504,111
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Bison Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 2/1/30 (h)(s)(t)	470,000	466,771
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.33% 11/14/26 (e)(h)(s)	1,579,909	1,568,060
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.1176% 10/31/26 (e)(h)(s)	1,286,838	1,281,743
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 3/17/28 (e)(h)(s)	935,750	926,393
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.2242% 6/4/28 (e)(h)(s)	7,790,400	7,771,781
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2176% 11/19/29 (e)(h)(s)	3,095,000	3,036,969
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 8.7299% 2/6/25 (e)(h)(s)	6,500,992	6,062,175
3 month U.S. LIBOR + 4.250% 8.9799% 3/10/26 (e)(h)(s)	1,131,737	1,055,345
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (e)(h)(s)	2,129,374	1,985,642
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9/29/28 (h)(s)(t)	4,530,768	4,511,331
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 7/18/25 (e)(h)(s)	2,703,747	2,696,150
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.8418% 2/15/24 (e)(h)(s)	2,666,979	2,006,902
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(h)(s)	1,224,553	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(h)(s)	528,000	0
Oryx Midstream Services Permian Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9316% 9/30/28 (e)(h)(s)	575,000	571,165
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 2/14/30 (h)(s)(t)	1,005,000	991,181
RelaDyne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.5611% 12/23/28 (e)(h)(s)	1,075,000	1,068,281
WaterBridge Operating LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.750% 10.5677% 6/21/26 (e)(h)(s)	1,088,438	1,078,457
		36,611,575
TOTAL ENERGY		37,078,346
FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.1349% 2/13/27 (e)(h)(s)	1,069,956	1,045,882
1 month U.S. LIBOR + 3.500% 8.1349% 2/13/27 (e)(h)(s)	2,125,200	2,077,914
CME Term SOFR 1 Month Index + 4.250% 8.8676% 2/13/27 (e)(h)(s)	1,591,013	1,585,539
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 1/27/27 (e)(h)(s)	661,625	652,528
Citadel Securities LP Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 7.1759% 2/27/28 (e)(h)(s)	2,849,250	2,822,097
CME Term SOFR 1 Month Index + 3.000% 7.6759% 2/2/28 (e)(h)(s)	1,067,325	1,065,991
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3114% 4/9/27 (e)(h)(s)	1,030,062	986,603
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.8153% 4/21/28 (e)(h)(s)	3,198,031	3,062,115
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/1/28 (e)(h)(s)	1,660,731	1,651,531
		14,950,200
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 20.8219% 9/16/25 (c)(e)(s)	73,967	74,337
Agellan Portfolio 9% 8/7/25 (c)(s)	239,000	239,000
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 6/27/25 (e)(h)(s)	594,253	594,253
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1176% 6/24/28 (e)(h)(s)	1,739,097	1,722,141
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8676% 6/30/28 (e)(h)(s)	2,274,300	2,259,722
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 9/24/27 (e)(h)(s)	1,048,647	994,463
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.4676% 2/18/29 (e)(h)(s)	2,729,375	2,238,088
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 9.5625% 1/9/24 (c)(e)(h)(s)	3,692,270	3,507,657
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.8849% 11/5/29 (e)(h)(s)	795,000	748,294
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 11/8/26 (e)(h)(s)	1,559,055	1,529,262
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.1322% 1/21/27 (c)(e)(h)(s)	2,258,104	2,258,104
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 11/16/26 (e)(h)(s)	1,541,208	1,529,325
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8849% 12/1/28 (e)(h)(s)	1,536,104	1,525,981
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.57% 4/29/26 (e)(h)(s)	1,214,092	1,209,029
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% 11/15/23 (c)(f)(h)(s)	3,069,200	2,427,737
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 2/9/27 (h)(s)(t)	1,875,575	1,781,796
CME Term SOFR 1 Month Index + 5.500% 10.1595% 2/15/27 (e)(h)(s)	1,390,000	1,334,400
		25,973,589
Insurance - 0.4%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.1349% 2/13/27 (e)(h)(s)	5,404,576	5,155,587
1 month U.S. LIBOR + 4.250% 8.8849% 2/15/27 (e)(h)(s)	2,607,844	2,506,790
CME Term SOFR 1 Month Index + 5.750% 10.4473% 2/15/27 (e)(h)(s)	3,240,000	3,240,000
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.092% 11/12/27 (e)(h)(s)	3,851,563	3,801,954
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.06% 2/13/27 (e)(h)(s)	1,480,962	1,460,599
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 6.8849% 2/19/28 (e)(h)(s)	3,632,457	3,570,269
CME Term SOFR 1 Month Index + 2.750% 7.4125% 2/19/28 (e)(h)(s)	925,000	920,375
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 2/28/28 (h)(s)(t)	1,455,000	1,418,625
Asurion LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 8/17/28 (e)(h)(s)	2,776,370	2,597,878
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9125% 8/19/28 (e)(h)(s)	6,814,228	6,408,782
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.8849% 1/31/28 (e)(h)(s)	8,625,000	7,339,875
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.8849% 1/20/29 (e)(h)(s)	1,925,000	1,638,175
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 12/23/26 (e)(h)(s)	7,619,302	7,241,080
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 7/31/27 (e)(h)(s)	2,033,775	1,893,526
HUB International Ltd.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.0574% 4/25/25 (e)(h)(s)	4,026,428	4,017,892
CME Term SOFR 1 Month Index + 4.000% 8.7279% 11/10/29 (e)(h)(s)	1,020,000	1,018,470
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.82% 4/25/25 (e)(h)(s)	9,615,952	9,584,220
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7176% 9/1/27 (e)(h)(s)	1,893,150	1,887,243
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.9799% 12/2/26 (e)(h)(s)	727,524	725,807
CME Term SOFR 1 Month Index + 3.750% 8.3302% 11/22/29 (e)(h)(s)	4,592,501	4,579,091
		71,006,238
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9676% 12/16/28 (e)(h)(s)	1,293,513	1,277,344
TOTAL FINANCIALS		113,207,371
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8197% 11/6/27 (e)(h)(s)	4,397,956	4,388,192
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7914% 3/31/29 (e)(h)(s)	2,492,500	2,451,224
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.2169% 1/6/29 (e)(h)(s)	1,205,888	1,197,748
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9821% 5/4/28 (e)(h)(s)	3,902,680	3,892,924
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 7.633% 10/19/27 (e)(h)(s)	2,741,521	2,730,390
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 10/23/28 (e)(h)(s)	2,669,825	2,571,923
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 11/30/27 (e)(h)(s)	1,247,775	1,221,459
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.3849% 3/31/27 (e)(h)(s)	3,306,828	2,886,232
		21,340,092
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.9802% 2/2/29 (e)(h)(s)	1,656,675	1,075,464
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 8/23/28 (e)(h)(s)	1,247,906	1,237,611
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7176% 11/23/27 (e)(h)(s)	3,253,816	2,639,073
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.250% 9.81% 2/12/28 (e)(h)(s)	890,000	863,861
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9534% 12/13/26 (e)(h)(s)	2,783,144	2,652,114
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 11/1/28 (e)(h)(s)	1,220,775	1,208,372
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 10/1/27 (e)(h)(s)	16,541,459	15,925,289
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.375% 3/15/28 (e)(h)(s)	1,404,975	1,403,106
Icon Luxembourg Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0636% 7/3/28 (e)(h)(s)	4,399,980	4,392,852
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 8/31/26 (e)(h)(s)	2,293,848	2,036,868
2LN, term loan 1 month U.S. LIBOR + 8.250% 12.8849% 8/30/27 (e)(h)(s)	485,000	371,835
National Mentor Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4083% 3/2/28 (e)(h)(s)	582,663	449,018
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 11/15/28 (e)(h)(s)	5,910,338	5,783,265
Pluto Acquisition I, Inc. term loan 6 month U.S. LIBOR + 4.000% 8.9534% 6/20/26 (e)(h)(s)	1,329,750	930,825
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.36% 8/31/26 (e)(h)(s)	1,611,342	1,598,145
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 12.0656% 10/1/29 (c)(e)(h)(s)	285,000	260,775
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8156% 10/1/28 (e)(h)(s)	4,773,587	4,572,524
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0918% 11/20/26 (e)(h)(s)	1,748,674	1,417,300
		48,818,297
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0608% 2/15/29 (e)(h)(s)	13,661,873	12,603,077
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (h)(s)(u)	1,674,112	1,544,369
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 12/1/27 (e)(h)(s)	1,572,000	1,527,795
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 4/6/28 (e)(h)(s)	2,638,110	2,173,143
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 2/1/28 (e)(h)(s)	2,761,797	2,746,552
		20,594,936
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7% 7/3/28 (e)(h)(s)	1,096,258	1,094,482
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3156% 8/1/27 (e)(h)(s)	4,865,728	4,761,455
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 5/5/28 (e)(h)(s)	5,562,453	5,551,550
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.75% 6/2/28 (e)(h)(s)	4,432,605	4,377,197
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.2176% 4/20/29 (e)(h)(s)	880,575	880,575
		15,570,777
TOTAL HEALTH CARE		107,418,584
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.83% 12/31/27 (e)(h)(s)	917,358	913,918
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9676% 6/9/29 (e)(h)(s)	1,268,625	1,270,312
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0636% 5/30/25 (e)(h)(s)	620,259	619,043
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.9799% 12/9/25 (e)(h)(s)	8,248,793	8,226,108
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8302% 2/14/27 (e)(h)(s)	1,377,001	1,374,633
		12,404,014
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2176% 4/8/26 (e)(h)(s)	1,020,417	997,947
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2176% 4/4/26 (e)(h)(s)	548,611	536,531
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 11/23/28 (e)(h)(s)	2,910,563	2,810,526
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 2/9/30 (h)(s)(t)	615,000	596,550
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.826% 3/24/28 (e)(h)(s)	947,838	904,000
		5,845,554
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5577% 4/20/28 (e)(h)(s)	5,440,000	5,567,350
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3694% 8/11/28 (e)(h)(s)	1,397,975	1,394,047
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 9.9959% 7/2/27 (e)(h)(s)	2,758,500	2,869,530
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5577% 10/20/27 (e)(h)(s)	2,869,000	2,967,636
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5677% 4/21/28 (e)(h)(s)	4,897,763	4,882,481
		17,681,044
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 5/17/28 (e)(h)(s)	6,240,888	5,237,666
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 7.1349% 10/1/26 (e)(h)(s)	1,130,906	1,129,209
1 month U.S. LIBOR + 2.750% 7.3849% 1/3/29 (e)(h)(s)	2,328,119	2,325,790
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9676% 5/13/29 (e)(h)(s)	1,386,875	1,385,793
DiversiTech Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 12/22/28 (e)(h)(s)	874,154	826,076
Foley Products Co. LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.750% 9.4802% 12/29/28 (e)(h)(s)	1,344,881	1,323,363
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.2048% 1/24/29 (e)(h)(s)	1,911,163	1,893,637
Hunter Douglas, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 7.9971% 2/25/29 (e)(h)(s)	9,193,800	8,415,637
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.4114% 2/28/27 (e)(h)(s)	1,643,525	1,637,953
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.1802% 4/29/29 (e)(h)(s)	4,496,238	4,346,828
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.867% 10/15/28 (e)(h)(s)	719,563	685,045
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 6 month U.S. LIBOR + 2.250% 6.4251% 9/22/28 (e)(h)(s)	983,190	979,729
		30,186,726
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 9/27/24 (e)(h)(s)	2,825,000	2,820,141
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.7176% 12/20/29 (e)(h)(s)	880,000	809,600
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2176% 12/21/28 (e)(h)(s)	5,845,625	5,725,088
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.3849% 3/19/26 (e)(h)(s)	3,224,625	2,977,393
All-Star Bidco AB:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7349% 11/16/28 (e)(h)(s)	594,000	589,177
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2349% 11/16/28 (e)(h)(s)	2,643,450	2,607,922
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4676% 5/14/28 (e)(h)(s)	3,920,913	3,772,820
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8481% 7/9/28 (e)(h)(s)	2,210,320	2,145,049
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.3061% 10/15/26 (e)(h)(s)	2,540,726	2,459,220
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.0646% 6/21/24 (e)(h)(s)	13,498,446	12,733,489
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.6349% 10/8/28 (e)(h)(s)	509,850	510,273
Congruex Group LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.576% 5/3/29 (e)(h)(s)	1,397,975	1,365,360
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1176% 11/30/28 (e)(h)(s)	2,388,695	2,380,478
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0614% 11/30/28 (e)(h)(s)	180,281	179,660
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9799% 7/12/28 (e)(h)(s)	674,552	668,232
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.526% 8/1/26 (e)(h)(s)	1,666,802	1,664,119
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 10/21/28 (e)(h)(s)	1,992,462	1,960,085
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.6349% 3/29/25 (e)(h)(s)	2,035,696	2,028,572
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 9.9801% 6/30/28 (e)(h)(s)	2,140,138	2,086,635
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.3302% 6/16/26 (e)(h)(s)	1,088,838	852,016
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 3/5/28 (e)(h)(s)	1,129,947	962,929
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 10.4199% 4/21/27 (e)(h)(s)	1,592,298	1,417,941
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.9883% 6/21/28 (e)(h)(s)	2,610,250	2,482,400
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 8.4698% 1/23/27 (e)(h)(s)	2,145,000	2,117,287
CME Term SOFR 1 Month Index + 4.000% 8.1235% 2/16/29 (e)(h)(s)	2,820,825	2,784,380
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 12.9199% 1/31/28 (e)(h)(s)	1,180,000	1,084,125
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9.6349% 9/20/26 (e)(h)(s)	1,389,860	1,387,539
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (e)(h)(s)	12,525,000	11,491,688
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7176% 8/4/28 (e)(h)(s)	4,023,586	3,989,828
PowerTeam Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 3/6/25 (e)(h)(s)	2,741,272	2,330,081
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 7/8/28 (e)(h)(s)	1,014,750	985,261
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.1875% 12/10/26 (e)(h)(s)	3,824,358	3,805,237
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 8/29/25 (e)(h)(s)	836,160	732,928
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9073% 4/14/29 (e)(h)(s)	1,416,978	1,382,730
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 11.7426% 3/23/27 (e)(h)(s)	636,270	640,591
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9676% 11/3/29 (e)(h)(s)	1,089,600	1,088,924
WTG Holdings III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.9375% 4/1/28 (e)(h)(s)	595,925	594,066
		89,613,264
Construction & Engineering - 0.1%
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7176% 1/27/29 (e)(h)(s)	1,750,000	1,733,043
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.729% 1/24/27 (e)(h)(s)	1,081,655	1,066,782
Pike Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.57% 1/21/28 (e)(h)(s)	1,198,630	1,191,139
CME Term SOFR 1 Month Index + 3.500% 8.0614% 1/21/28 (e)(h)(s)	1,047,375	1,044,317
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8849% 1/23/27 (e)(h)(s)	1,930,862	1,926,035
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.1349% 6/4/28 (e)(h)(s)	3,819,399	3,691,106
CME TERM SOFR 3 MONTH INDEX + 3.250% 7.9676% 6/2/28 (e)(h)(s)	992,481	957,000
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 8.9497% 2/16/28 (e)(h)(s)	800,708	793,702
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 5/7/28 (e)(h)(s)	1,328,188	1,286,350
		13,689,474
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3059% 10/8/27 (e)(h)(s)	2,028,261	2,008,404
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.1721% 10/14/27 (e)(h)(s)	4,149,952	4,042,302
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3243% 3/2/27 (e)(h)(s)	5,061,875	4,996,222
		11,046,928
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7321% 7/22/29 (e)(h)(s)	1,391,278	1,384,321
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/8/29 (h)(s)(t)	1,890,000	1,886,466
CPM Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 8.250% 12.8156% 11/15/26 (e)(h)(s)	127,677	124,910
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0656% 11/15/25 (c)(e)(h)(s)	869,697	867,523
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 13.5039% 4/16/25 (c)(e)(h)(s)	432,366	408,067
		4,671,287
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 2/4/28 (e)(h)(s)	1,545,265	1,541,649
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.1349% 2/7/26 (e)(h)(s)	2,343,129	2,335,326
CME Term SOFR 1 Month Index + 3.750% 8.3676% 12/30/28 (e)(h)(s)	1,553,233	1,548,698
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 9/30/28 (e)(h)(s)	734,372	729,474
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1875% 6/2/28 (e)(h)(s)	5,670,974	4,847,265
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3149% 8/16/28 (e)(h)(s)	628,650	615,687
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4936% 7/19/28 (e)(h)(s)	2,685,256	2,213,107
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.3676% 4/29/29 (e)(h)(s)	1,117,200	1,008,273
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.39% 8/27/28 (e)(h)(s)	1,492,443	1,486,384
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7302% 1/21/29 (e)(h)(s)	767,250	757,023
		17,082,886
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.7299% 12/30/26 (e)(h)(s)	2,945,000	2,935,193
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 3/1/30 (h)(s)(t)	3,115,000	3,113,692
		6,048,885
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8849% 5/19/28 (e)(h)(s)	989,925	987,559
Transportation Infrastructure - 0.1%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.33% 4/6/28 (e)(h)(s)	2,173,047	2,092,471
ASP LS Acquisition Corp.:
2LN, term loan 6 month U.S. LIBOR + 7.500% 12.2299% 5/7/29 (c)(e)(h)(s)	295,000	188,800
Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 9.2299% 4/30/28 (e)(h)(s)	1,259,063	1,046,596
Brown Group Holding LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4096% 6/9/29 (e)(h)(s)	1,127,175	1,126,239
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.6912% 11/23/29 (c)(e)(h)(s)	780,000	776,100
First Student Bidco, Inc.:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (e)(h)(s)	1,551,024	1,478,452
CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 7/21/28 (e)(h)(s)	1,168,831	1,137,425
Tranche C 1LN, term loan:
3 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (e)(h)(s)	578,309	551,250
CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 7/21/28 (e)(h)(s)	81,169	78,988
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 7/22/28 (e)(h)(s)	2,574,100	2,473,942
		10,950,263
TOTAL INDUSTRIALS		220,207,884
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 8/10/25 (e)(h)(s)	4,569,163	3,775,271
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0633% 1/12/30 (e)(h)(s)	670,000	668,325
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 4/4/26 (e)(h)(s)	5,870,500	5,691,450
Eos U.S. Finco LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 6.000% 10.6042% 10/6/29 (e)(h)(s)	2,705,000	2,667,806
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 9/25/26 (e)(h)(s)	5,262,063	4,355,988
		17,158,840
Electronic Equipment & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 7/1/29 (e)(h)(s)	4,235,307	4,208,836
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.3849% 3/31/29 (e)(h)(s)	315,000	278,775
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 3/31/28 (e)(h)(s)	1,364,270	1,331,446
Go Daddy Operating Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.6349% 8/10/27 (e)(h)(s)	1,828,125	1,819,222
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.075% 9/28/24 (e)(h)(s)	2,058,746	2,050,388
		9,688,667
IT Services - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.7302% 2/16/28 (e)(h)(s)	1,312,500	1,270,776
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 9/7/28 (e)(h)(s)	772,200	758,687
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9676% 12/4/27 (e)(h)(s)	1,270,056	1,193,853
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 10/31/26 (e)(h)(s)	3,289,219	3,275,503
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 10/31/26 (e)(h)(s)	1,950,608	1,941,265
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8059% 2/10/28 (e)(h)(s)	1,250,000	1,178,650
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8676% 10/21/29 (e)(h)(s)	1,878,203	1,878,448
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 8.9799% 8/19/28 (e)(h)(s)	1,990,506	1,963,973
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4799% 3/26/28 (e)(h)(s)	5,213,987	4,877,268
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7176% 11/10/27 (e)(h)(s)	3,770,524	3,650,357
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 2/1/28 (e)(h)(s)	12,710,072	12,573,057
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 2/16/28 (h)(s)(t)	885,000	873,938
Tempo Acquisition LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.6176% 8/31/28 (e)(h)(s)	2,954,373	2,948,848
Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 5/1/24 (e)(h)(s)	218,701	218,222
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 8/27/25 (e)(h)(s)	5,700,749	5,687,523
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6608% 1/13/29 (e)(h)(s)	5,341,050	5,282,298
		49,572,666
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5884% 7/6/29 (e)(h)(s)	4,785,000	4,789,976
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4108% 8/17/29 (e)(h)(s)	3,785,513	3,753,184
		8,543,160
Software - 0.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 9.5449% 3/10/27 (e)(h)(s)	1,625,109	1,588,544
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.0802% 9/19/26 (e)(h)(s)	1,735,000	1,738,904
AppLovin Corp.:
Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 7.5928% 10/25/28 (e)(h)(s)	516,344	510,535
Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 7.9428% 8/15/25 (e)(h)(s)	2,822,107	2,800,941
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 8.9676% 4/23/26 (e)(h)(s)	2,628,423	2,507,963
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.3849% 12/10/29 (e)(h)(s)	440,380	381,757
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1176% 12/10/28 (e)(h)(s)	7,545,106	7,072,481
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 10.6987% 11/24/26 (e)(h)(s)	2,074,050	1,769,434
Central Parent, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.0802% 7/6/29 (e)(h)(s)	6,490,000	6,465,014
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.1349% 4/30/25 (e)(h)(s)	2,276,065	2,266,960
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.1349% 9/30/28 (e)(h)(s)	3,361,150	3,186,807
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6956% 10/16/26 (e)(h)(s)	6,826,733	6,717,505
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (e)(h)(s)	1,330,000	1,231,913
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 7/31/27 (e)(h)(s)	3,822,817	3,741,199
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.0753% 6/13/25 (e)(h)(s)	697,000	590,708
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3253% 6/13/24 (e)(h)(s)	3,205,494	3,017,171
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.39% 3/3/28 (e)(h)(s)	1,344,253	1,322,409
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.7176% 9/12/29 (e)(h)(s)	5,220,596	5,160,925
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.6349% 12/1/27 (e)(h)(s)	2,670,132	2,643,431
Hyland Software, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.8197% 7/10/25 (e)(h)(s)	126,720	121,153
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.1349% 7/1/24 (e)(h)(s)	3,883,786	3,870,309
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4178% 3/1/29 (e)(h)(s)	5,459,159	5,111,137
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 9/15/24 (e)(h)(s)	3,532,832	3,503,192
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 10.8676% 2/23/29 (e)(h)(s)	1,660,000	1,525,822
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.3849% 9/15/24 (e)(h)(s)	4,276,798	4,241,001
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/10/28 (e)(h)(s)	605,425	575,656
NAVEX TopCo, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.000% 11.64% 9/4/26 (e)(h)(s)	100,000	98,083
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.89% 9/5/25 (e)(h)(s)	717,676	715,882
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1614% 8/25/29 (e)(h)(s)	6,085,000	6,072,647
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 6/2/28 (e)(h)(s)	10,958,190	10,121,094
Project Boost Purchaser LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1349% 5/30/26 (e)(h)(s)	1,712,966	1,691,280
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.9849% 8/31/28 (e)(h)(s)	4,459,950	4,328,649
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.595% 2/15/28 (e)(h)(s)	6,475,542	4,056,021
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 4/22/28 (e)(h)(s)	4,011,756	3,880,371
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 9/30/28 (e)(h)(s)	1,341,710	966,031
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.0655% 3/17/29 (e)(h)(s)	920,375	905,612
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.8849% 5/31/25 (e)(h)(s)	3,111,274	3,039,963
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.927% 11/22/29 (e)(h)(s)	1,030,000	1,015,580
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 10/7/27 (e)(h)(s)	6,942,455	6,828,182
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 4/16/25 (e)(h)(s)	1,128,485	1,125,901
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 4/16/25 (e)(h)(s)	1,000,652	998,360
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.3849% 4/16/25 (e)(h)(s)	3,685,425	3,677,759
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 1/31/27 (e)(h)(s)	665,216	662,056
UKG, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 5/4/26 (e)(h)(s)	5,854,816	5,770,682
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (e)(h)(s)	7,467,120	7,310,310
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.0319% 5/3/27 (e)(h)(s)	2,665,000	2,587,262
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9/1/25 (h)(s)(t)	1,050,000	819,000
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 9.75% 2/28/27 (e)(h)(s)	3,203,991	3,159,135
		143,492,731
TOTAL INFORMATION TECHNOLOGY		228,456,064
MATERIALS - 0.5%
Chemicals - 0.2%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 9/30/28 (e)(h)(s)	2,726,515	2,562,242
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6349% 9/22/29 (c)(e)(h)(s)	345,000	299,288
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/30/28 (h)(s)(u)	402,052	377,828
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.3034% 11/4/27 (e)(h)(s)	1,080,000	1,055,700
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.3849% 11/24/28 (e)(h)(s)	485,000	436,500
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 11/24/27 (e)(h)(s)	4,046,561	3,980,805
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.926% 8/29/29 (e)(h)(s)	573,589	573,710
Bakelite U.S. Holding Ltd. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.7302% 5/27/29 (e)(h)(s)	885,550	836,845
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.1349% 5/7/25 (c)(e)(h)(s)	3,106,877	3,013,671
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.1349% 5/7/25 (e)(h)(s)	2,732,882	2,694,157
Discovery Purchaser Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.370% 8.9625% 10/4/29 (e)(h)(s)	5,975,000	5,709,352
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4799% 5/27/28 (e)(h)(s)	1,419,194	1,224,055
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 7/3/28 (e)(h)(s)	1,649,146	1,556,678
Hexion Holdings Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.4536% 3/15/29 (e)(h)(s)	3,950,150	3,580,534
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.0983% 2/9/30 (c)(e)(h)(s)	675,000	556,875
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/10/30 (h)(s)(t)	875,000	867,615
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 1/20/26 (e)(h)(s)	2,745,370	2,727,525
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 9.7302% 1/3/29 (e)(h)(s)	734,593	584,611
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.3044% 12/1/26 (e)(h)(s)	1,591,431	1,336,802
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.2299% 3/1/26 (e)(h)(s)	1,159,567	1,155,079
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 11/9/28 (e)(h)(s)	2,862,568	2,801,080
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 7.875% 10/11/24 (e)(h)(s)	641,749	627,149
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.526% 10/1/25 (e)(h)(s)	2,388,626	2,371,905
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 6.39% 4/3/25 (e)(h)(s)	3,490,783	3,465,231
U.S. Coatings Acquisition, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5055% 12/20/29 (e)(h)(s)	710,000	712,535
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 9/22/28 (e)(h)(s)	1,553,233	1,542,687
		46,650,459
Construction Materials - 0.1%
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9676% 4/1/29 (e)(h)(s)	2,227,125	2,215,989
VM Consolidated, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 7.8849% 3/27/28 (e)(h)(s)	1,996,263	1,991,771
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3676% 10/19/27 (e)(h)(s)	4,106,672	4,038,748
		8,246,508
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 3/3/28 (e)(h)(s)	3,229,016	3,145,352
Berlin Packaging, LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3285% 3/11/28 (e)(h)(s)	3,044,006	2,977,890
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.325% 7/1/26 (e)(h)(s)	3,493,797	3,482,267
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.3849% 12/21/26 (e)(h)(s)	2,017,938	2,012,893
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.3197% 12/1/27 (e)(h)(s)	2,060,462	2,024,734
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.8926% 4/13/29 (e)(h)(s)	10,033,957	9,882,645
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6349% 8/4/27 (e)(h)(s)	3,531,420	3,509,348
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 8.2592% 2/9/26 (e)(h)(s)	1,066,013	980,071
Pregis TopCo Corp. 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.3197% 8/1/26 (e)(h)(s)	740,625	730,671
3 month U.S. LIBOR + 4.000% 8.4821% 7/31/26 (e)(h)(s)	727,500	718,406
Reynolds Consumer Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3197% 1/30/27 (e)(h)(s)	3,234,631	3,226,900
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.8197% 2/5/26 (e)(h)(s)	904,029	901,064
1 month U.S. LIBOR + 3.250% 7.8849% 9/24/28 (e)(h)(s)	1,530,625	1,522,023
		35,114,264
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 6.1875% 5/26/28 (e)(h)(s)	1,016,425	1,015,154
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 6/1/28 (e)(h)(s)	985,000	959,843
		1,974,997
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 2/4/28 (e)(h)(s)	1,750,000	1,709,173
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 8.9799% 3/1/28 (e)(h)(s)	617,168	458,377
		2,167,550
TOTAL MATERIALS		94,153,778
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.3197% 8/21/25 (e)(h)(s)	1,836,423	1,824,946
CME Term SOFR 1 Month Index + 3.250% 7.9676% 1/24/30 (e)(h)(s)	2,316,383	2,301,906
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.3114% 1/30/27 (e)(h)(s)	1,771,477	1,503,541
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.3114% 1/30/27 (e)(h)(s)	100,194	85,040
		5,715,433
UTILITIES - 0.2%
Electric Utilities - 0.2%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3676% 8/1/25 (e)(h)(s)	917,700	916,406
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3849% 8/1/25 (e)(h)(s)	7,748,441	7,713,882
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.46% 12/15/27 (e)(h)(s)	936,311	933,090
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 11/1/26 (e)(h)(s)	595,536	569,481
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.6875% 6/23/25 (e)(h)(s)	14,278,437	14,207,045
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.3782% 12/31/25 (e)(h)(s)	3,983,134	3,974,291
		28,314,195
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 8.9199% 8/27/28 (e)(h)(s)	1,824,038	1,814,918
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.4799% 3/25/28 (e)(h)(s)	2,238,750	2,120,410
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.1875% 11/14/25 (e)(h)(s)	960,000	948,605
TerraForm Power Operating LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 2.750% 7.4302% 5/20/29 (e)(h)(s)	1,024,850	1,022,934
		5,906,867
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 6/17/28 (e)(h)(s)	109,446	105,393
TOTAL UTILITIES		34,326,455
TOTAL BANK LOAN OBLIGATIONS (Cost $1,372,466,815)		1,332,418,792

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (e)	5,039,000	4,820,601
KeyBank NA 6.95% 2/1/28	718,000	753,702
Regions Bank 6.45% 6/26/37	8,935,000	9,306,569
TOTAL BANK NOTES (Cost $15,937,560)		14,880,872

Fixed-Income Funds - 0.1%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (v) (Cost $19,150,735)	508,800	17,792,736

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(j)		1,000,000	863,684
Telefonica Europe BV 3.875% (Reg. S) (e)(j)	EUR	2,100,000	2,087,985
			2,951,669
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.375% (Reg. S) (e)(j)	EUR	2,500,000	2,598,809
3.748% (Reg. S) (e)(j)	EUR	800,000	740,630
3.875% (Reg. S) (e)(j)	EUR	9,400,000	8,719,808
4.625% (Reg. S) (e)(j)	EUR	5,150,000	5,386,018
			17,445,265
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (j)		1,486,000	1,479,085
Danone SA 1.75% (Reg. S) (e)(j)	EUR	2,600,000	2,753,816
Grupo Bimbo S.A.B. de CV 5.95% (d)(e)(j)		840,000	843,469
			5,076,370
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (e)(j)	EUR	8,710,000	7,522,156
TOTAL CONSUMER STAPLES			12,598,526
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 8.8916% (e)(h)(j)		1,120,000	1,065,073
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (e)(f)(j)		910,000	495,768
			1,560,841
FINANCIALS - 0.2%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (e)(j)	EUR	1,780,000	1,802,593
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (e)(j)	EUR	1,800,000	1,887,529
Banco Do Brasil SA 6.25% (d)(e)(j)		805,000	772,537
Banco Mercantil del Norte SA:
6.75% (d)(e)(j)		1,240,000	1,204,195
7.625% (d)(e)(j)		542,000	517,305
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 7.4539% (e)(h)(j)		1,347,000	1,319,977
4.9% (e)(j)		905,000	878,666
Barclays PLC:
5.875% (Reg. S) (e)(j)	GBP	1,000,000	1,131,861
7.125% (e)(j)	GBP	250,000	293,145
8.875% (e)(j)	GBP	1,000,000	1,232,047
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(e)		485,000	438,331
5.35% 11/12/29 (d)(e)		265,000	259,712
BNP Paribas SA 6.625% (Reg. S) (e)(j)		2,230,000	2,249,476
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(j)		980,000	1,000,002
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (e)(j)		200,000	202,388
Itau Unibanco Holding SA U.S. TREASURY 5 YEAR INDEX + 3.980% 7.721% (d)(e)(h)(j)		675,000	659,733
JPMorgan Chase & Co. 6% (e)(j)		785,000	786,469
Lloyds Banking Group PLC 5.125% (e)(j)	GBP	220,000	250,452
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(e)(j)		850,000	802,983
NBK Tier 1 Ltd. 3.625% (d)(e)(j)		340,000	300,815
Societe Generale 7.875% (Reg. S) (e)(j)		900,000	911,964
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (e)(h)(j)	EUR	1,545,650	1,622,482
Tinkoff Credit Systems 6% (d)(e)(j)		390,000	160,615
			20,685,277
Capital Markets - 0.1%
Credit Suisse Group AG 7.5% (Reg. S) (e)(j)		7,755,000	7,177,698
UBS Group AG 7% (Reg. S) (e)(j)		644,000	640,963
			7,818,661
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (e)(j)		4,059,000	3,867,375
TOTAL FINANCIALS			32,371,313
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (e)(j)		1,015,000	1,018,582
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (e)(j)	GBP	900,000	961,198
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (e)		3,500,000	3,419,301
TOTAL INDUSTRIALS			5,399,081
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(e)(j)		350,000	311,320
5.65% (d)(e)(j)		1,015,000	984,756
			1,296,076
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(e)(j)		2,015,000	1,869,182
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (e)(j)	EUR	6,000,000	3,389,554
AT Securities BV 5.25% (Reg. S) (e)(j)		5,250,000	2,799,591
Citycon Oyj 4.496% (Reg. S) (e)(j)	EUR	1,555,000	1,006,147
CPI Property Group SA 3.75% (Reg. S) (e)(j)	EUR	3,955,000	2,117,672
Grand City Properties SA 1.5% (Reg. S) (e)(j)	EUR	6,000,000	3,166,376
Heimstaden Bostad AB:
3.248% (Reg. S) (e)(j)	EUR	5,790,000	4,695,407
3.625% (Reg. S) (e)(j)	EUR	1,410,000	934,585
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (e)(j)	EUR	2,605,000	1,230,539
			19,339,871
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA:
5.625% (d)(e)(j)		60,000	58,699
5.625% (Reg. S) (e)(j)		2,370,000	2,304,007
SSE PLC 3.74% (Reg. S) (e)(j)	GBP	1,920,000	2,215,041
			4,577,747
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (e)(j)	EUR	705,000	724,760
Veolia Environnement SA 2% (Reg. S) (e)(j)	EUR	3,500,000	3,075,458
			3,800,218
TOTAL UTILITIES			8,377,965
TOTAL PREFERRED SECURITIES (Cost $135,033,511)			103,209,789

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (w)	1,151,987,279	1,152,217,676
Fidelity Securities Lending Cash Central Fund 4.63% (w)(x)	7,408,059	7,408,800
TOTAL MONEY MARKET FUNDS (Cost $1,159,624,279)		1,159,626,476

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.25% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	3/15/23	EUR	19,050,000	99,216
Option with an exercise rate of 5.00% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 38 Index expiring December 2027, paying 5% quarterly.	3/15/23	EUR	47,700,000	32,658

TOTAL PURCHASED SWAPTIONS (Cost $968,986)				131,874
TOTAL INVESTMENT IN SECURITIES - 109.8% (Cost $23,904,506,879)	21,806,287,683
NET OTHER ASSETS (LIABILITIES) - (9.8)%	(1,940,951,965)
NET ASSETS - 100.0%	19,865,335,718

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/53	(13,050,000)	(10,938,151)
2% 3/1/53	(3,100,000)	(2,598,335)
2% 3/1/53	(63,800,000)	(53,475,406)
2% 3/1/53	(47,850,000)	(40,106,554)

TOTAL GINNIE MAE		(107,118,446)

Uniform Mortgage Backed Securities
1.5% 3/1/38	(18,700,000)	(16,165,733)
1.5% 3/1/38	(125,000)	(108,060)
1.5% 3/1/38	(23,700,000)	(20,488,121)
1.5% 3/1/38	(23,000,000)	(19,882,987)
2% 3/1/38	(4,200,000)	(3,727,580)
2% 3/1/38	(26,350,000)	(23,386,126)
2% 3/1/38	(14,200,000)	(12,602,770)
2% 3/1/53	(14,400,000)	(11,725,260)
2% 3/1/53	(19,200,000)	(15,633,681)
2% 3/1/53	(16,800,000)	(13,679,471)
2% 3/1/53	(24,200,000)	(19,704,952)
2% 3/1/53	(9,200,000)	(7,491,139)
2% 3/1/53	(156,450,000)	(127,390,070)
2% 3/1/53	(91,500,000)	(74,504,259)
2.5% 3/1/53	(1,475,000)	(1,249,603)
2.5% 3/1/53	(2,100,000)	(1,779,096)
2.5% 3/1/53	(2,200,000)	(1,863,814)
2.5% 3/1/53	(4,250,000)	(3,600,551)
2.5% 3/1/53	(11,550,000)	(9,785,026)
2.5% 3/1/53	(28,550,000)	(24,187,229)
2.5% 3/1/53	(19,700,000)	(16,689,611)
2.5% 3/1/53	(6,650,000)	(5,633,803)
2.5% 3/1/53	(12,550,000)	(10,632,214)
3% 3/1/53	(2,025,000)	(1,781,129)
3% 3/1/53	(89,000,000)	(78,281,721)
3% 3/1/53	(29,700,000)	(26,123,226)
3.5% 3/1/53	(89,325,000)	(81,327,677)
3.5% 3/1/53	(6,550,000)	(5,963,575)
4.5% 3/1/53	(48,950,000)	(47,127,748)
5.5% 3/1/53	(22,300,000)	(22,260,794)
5.5% 3/1/53	(3,475,000)	(3,468,891)
6.5% 3/1/53	(6,000,000)	(6,144,811)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(714,390,728)

TOTAL TBA SALE COMMITMENTS (Proceeds $828,946,837)		(821,509,174)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	38	Mar 2023	3,008,596	(129,957)	(129,957)
Eurex Euro-Bobl Contracts (Germany)	58	Mar 2023	7,065,901	(127,893)	(127,893)
Eurex Euro-Bund Contracts (Germany)	169	Mar 2023	23,757,835	(1,293,816)	(1,293,816)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	66	Mar 2023	9,373,845	(1,574,730)	(1,574,730)
Eurex Euro-Schatz Contracts (Germany)	45	Mar 2023	4,996,681	(24,311)	(24,311)
TME 10 Year Canadian Note Contracts (Canada)	184	Jun 2023	16,381,326	5,560	5,560

TOTAL BOND INDEX CONTRACTS					(3,145,147)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	72	Jun 2023	8,039,250	6,036	6,036
CBOT 2-Year U.S. Treasury Note Contracts (United States)	761	Jun 2023	155,035,914	(242,982)	(242,982)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	95	Jun 2023	10,170,195	(12,808)	(12,808)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	304	Jun 2023	38,066,500	(4,716)	(4,716)

TOTAL TREASURY CONTRACTS					(254,470)

TOTAL PURCHASED					(3,399,617)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	149	Jun 2023	17,915,296	115,987	115,987

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	849	Jun 2023	106,310,719	6,529	6,529
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	30	Jun 2023	4,051,875	(23,270)	(23,270)

TOTAL TREASURY CONTRACTS					(16,741)

TOTAL SOLD					99,246

TOTAL FUTURES CONTRACTS					(3,300,371)
The notional amount of futures purchased as a percentage of Net Assets is 1.3%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	548,412	EUR	518,000	State Street Bank and Trust Co	3/01/23	523
CAD	323,000	USD	239,648	Bank of America, N.A.	4/20/23	(2,811)
CAD	193,000	USD	144,256	Brown Brothers Harriman & Co	4/20/23	(2,741)
CAD	768,000	USD	564,747	Goldman Sachs Bank USA	4/20/23	(1,618)
EUR	483,000	USD	525,644	Bank of America, N.A.	4/20/23	(13,260)
EUR	3,447,000	USD	3,754,643	Bank of America, N.A.	4/20/23	(97,940)
EUR	260,000	USD	275,152	Bank of America, N.A.	4/20/23	665
EUR	3,152,000	USD	3,444,846	Brown Brothers Harriman & Co	4/20/23	(101,090)
EUR	1,206,000	USD	1,297,950	Brown Brothers Harriman & Co	4/20/23	(18,582)
EUR	874,000	USD	933,554	Brown Brothers Harriman & Co	4/20/23	(6,383)
EUR	2,934,000	USD	3,123,049	JPMorgan Chase Bank, N.A.	4/20/23	(10,555)
EUR	2,980,000	USD	3,251,047	JPMorgan Chase Bank, N.A.	4/20/23	(89,754)
EUR	1,228,000	USD	1,322,100	JPMorgan Chase Bank, N.A.	4/20/23	(19,393)
EUR	545,000	USD	578,698	State Street Bank and Trust Co	4/20/23	(542)
GBP	242,000	USD	298,032	Bank of America, N.A.	4/20/23	(6,672)
GBP	973,000	USD	1,209,007	Brown Brothers Harriman & Co	4/20/23	(37,547)
GBP	1,361,000	USD	1,685,682	Brown Brothers Harriman & Co	4/20/23	(47,082)
GBP	826,000	USD	1,001,644	JPMorgan Chase Bank, N.A.	4/20/23	(7,167)
GBP	293,000	USD	361,254	JPMorgan Chase Bank, N.A.	4/20/23	(8,492)
GBP	339,000	USD	412,839	JPMorgan Chase Bank, N.A.	4/20/23	(4,694)
USD	143,497	AUD	205,000	Bank of America, N.A.	4/20/23	5,306
USD	23,209	AUD	34,000	State Street Bank and Trust Co	4/20/23	290
USD	114,788	CAD	154,000	Bank of America, N.A.	4/20/23	1,869
USD	274,507	CAD	372,000	Bank of America, N.A.	4/20/23	1,741
USD	614,505	CAD	819,000	Brown Brothers Harriman & Co	4/20/23	13,981
USD	168,916	CAD	225,000	Brown Brothers Harriman & Co	4/20/23	3,937
USD	36,488	CAD	49,000	Citibank, N. A.	4/20/23	559
USD	202,529,393	EUR	187,034,000	BNP Paribas S.A.	4/20/23	4,116,915
USD	944,969	EUR	867,000	Bank of America, N.A.	4/20/23	25,224
USD	273,203	EUR	250,000	Brown Brothers Harriman & Co	4/20/23	7,994
USD	347,921	EUR	319,000	Brown Brothers Harriman & Co	4/20/23	9,514
USD	13,250,430	EUR	12,264,000	Citibank, N. A.	4/20/23	240,333
USD	572,339	EUR	526,000	JPMorgan Chase Bank, N.A.	4/20/23	14,339
USD	558,920	EUR	515,000	JPMorgan Chase Bank, N.A.	4/20/23	12,589
USD	420,508	EUR	385,000	JPMorgan Chase Bank, N.A.	4/20/23	12,086
USD	3,251,694	EUR	2,980,000	JPMorgan Chase Bank, N.A.	4/20/23	90,402
USD	986,039	EUR	897,000	JPMorgan Chase Bank, N.A.	4/20/23	34,469
USD	120,908,638	GBP	98,940,000	Bank of America, N.A.	4/20/23	1,788,134
USD	1,043,575	GBP	846,000	Brown Brothers Harriman & Co	4/20/23	25,019
USD	276,649	GBP	228,000	Brown Brothers Harriman & Co	4/20/23	2,144
USD	7,706,208	GBP	6,405,000	Brown Brothers Harriman & Co	4/20/23	(5,201)
USD	477,508	GBP	390,000	JPMorgan Chase Bank, N.A.	4/20/23	7,961
USD	410,704	GBP	332,000	JPMorgan Chase Bank, N.A.	4/20/23	10,987
USD	318,004	GBP	265,000	JPMorgan Chase Bank, N.A.	4/20/23	(1,048)
USD	555,475	GBP	456,000	State Street Bank and Trust Co	4/20/23	6,466
USD	3,242,221	GBP	2,615,000	State Street Bank and Trust Co	4/20/23	93,847
USD	231,044	GBP	192,000	State Street Bank and Trust Co	4/20/23	(118)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						6,044,604

Unrealized Appreciation						6,527,294
Unrealized Depreciation						(482,690)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly		24,350,000	234,875	(314)	234,561
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,900,000	25,749	(16,404)	9,345
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,770,000	51,091	(41,531)	9,560
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,710,000	36,726	12,025	48,751
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,700,000	90,799	(137,893)	(47,094)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,060,000	122,782	(27,600)	95,182
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		4,890,000	66,270	(37,513)	28,757
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		9,000,000	121,969	(122,415)	(446)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		5,620,000	76,163	(107,050)	(30,887)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		580,000	7,860	(861)	6,999
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		3,760,000	50,956	(44,596)	6,360
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		2,050,000	27,782	(28,574)	(792)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		2,950,000	39,979	(11,734)	28,245
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		4,000,000	54,208	(27,356)	26,852
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,500,000	33,880	(13,413)	20,467
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,390,000	32,390	(17,012)	15,378
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		1,890,000	25,613	(17,838)	7,775
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		10,660,000	144,465	(182,112)	(37,647)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		1,840,000	24,936	(31,168)	(6,232)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		3,740,000	50,685	(51,912)	(1,227)
Intesa Sanpaolo SpA	Dec 2027	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	5,000,000	(33,550)	(29,489)	(63,039)

TOTAL CREDIT DEFAULT SWAPS							1,285,628	(934,760)	350,868

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)	Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2025	26,986,000	(431,317)	0	(431,317)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2028	13,832,000	(389,422)	0	(389,422)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2033	202,000	(8,011)	0	(8,011)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2053	715,000	(55,873)	0	(55,873)
TOTAL INTEREST RATE SWAPS							(884,623)	0	(884,623)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,723,665 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,034,589,483 or 20.3% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,549,013.
(l)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $36,638,518.

(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $889,973.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r)	Non-income producing
(s)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(t)	The coupon rate will be determined upon settlement of the loan after period end.
(u)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,134,566 and $1,976,073, respectively.

(v)	Security or a portion of the security is on loan at period end.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	3,324

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	521,057

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	899,094

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	1,357,368,977	3,477,499,027	3,682,650,328	27,142,143	-	-	1,152,217,676	2.6%
Fidelity Securities Lending Cash Central Fund 4.63%	534,738,895	3,345,762,866	3,873,092,961	349,221	-	-	7,408,800	0.0%
Total	1,892,107,872	6,823,261,893	7,555,743,289	27,491,364	-	-	1,159,626,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,804,995	1,804,993	-	2
Consumer Discretionary	2,345,144	1,604,664	-	740,480
Energy	14,881,841	9,380,042	-	5,501,799
Financials	4,681,592	2,257,155	-	2,424,437
Industrials	1,997,714	1,607,928	-	389,786
Information Technology	923,520	422,674	-	500,846
Real Estate	2,569,896	2,288,470	281,426	-

Corporate Bonds	7,071,560,530	-	7,062,777,682	8,782,848

U.S. Government and Government Agency Obligations	5,762,840,555	-	5,762,840,555	-

U.S. Government Agency - Mortgage Securities	3,861,644,712	-	3,861,644,712	-

Asset-Backed Securities	1,077,513,860	-	1,077,513,856	4

Collateralized Mortgage Obligations	108,703,660	-	108,703,391	269

Commercial Mortgage Securities	918,415,416	-	912,881,498	5,533,918

Municipal Securities	81,620,698	-	81,620,698	-

Foreign Government and Government Agency Obligations	251,518,795	-	251,468,795	50,000

Supranational Obligations	15,204,216	-	15,204,216	-

Bank Loan Obligations	1,332,418,792	-	1,315,876,119	16,542,673

Bank Notes	14,880,872	-	14,880,872	-

Fixed-Income Funds	17,792,736	17,792,736	-	-

Preferred Securities	103,209,789	-	103,209,789	-

Money Market Funds	1,159,626,476	1,159,626,476	-	-

Purchased Swaptions	131,874	-	131,874	-
Total Investments in Securities:	21,806,287,683	1,196,785,138	20,569,035,483	40,467,062
Derivative Instruments:

Assets
Futures Contracts	134,112	134,112	-	-
Forward Foreign Currency Contracts	6,527,294	-	6,527,294	-
Swaps	1,319,178	-	1,319,178	-
Total Assets	7,980,584	134,112	7,846,472	-

Liabilities
Futures Contracts	(3,434,483)	(3,434,483)	-	-
Forward Foreign Currency Contracts	(482,690)	-	(482,690)	-
Swaps	(918,173)	-	(918,173)	-
Total Liabilities	(4,835,346)	(3,434,483)	(1,400,863)	-
Total Derivative Instruments:	(3,145,238)	(3,300,371)	6,445,609	-
Other Financial Instruments:

TBA Sale Commitments	(821,509,174)	-	(821,509,174)	-
Total Other Financial Instruments:	(821,509,174)	-	(821,509,174)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Purchased Swaptions (a)	131,874	0
Swaps (b)	1,319,178	(33,550)
Total Credit Risk	1,451,052	(33,550)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	6,527,294	(482,690)
Total Foreign Exchange Risk	6,527,294	(482,690)
Interest Rate Risk
Futures Contracts (d)	134,112	(3,434,483)
Swaps (e)	0	(884,623)
Total Interest Rate Risk	134,112	(4,319,106)
Total Value of Derivatives	8,112,458	(4,835,346)

(a)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(e)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,196,826) - See accompanying schedule:
Unaffiliated issuers (cost $22,744,882,600)	$20,646,661,207
Fidelity Central Funds (cost $1,159,624,279)	1,159,626,476

Total Investment in Securities (cost $23,904,506,879)		$21,806,287,683
Cash		4,218,169
Foreign currency held at value (cost $1,772,976)		1,767,182
Receivable for investments sold		195,042,024
Receivable for TBA sale commitments		828,946,837
Unrealized appreciation on forward foreign currency contracts		6,527,294
Dividends receivable		12,154
Interest receivable		149,487,311
Distributions receivable from Fidelity Central Funds		4,673,542
Bi-lateral OTC swaps, at value		1,319,178
Prepaid expenses		12,287
Total assets		22,998,293,661
Liabilities
Payable for investments purchased
Regular delivery	$191,310,284
Delayed delivery	2,106,622,858
TBA sale commitments, at value	821,509,174
Unrealized depreciation on forward foreign currency contracts	482,690
Bi-lateral OTC swaps, at value	33,550
Accrued management fee	4,959,582
Payable for daily variation margin on futures contracts	311,797
Payable for daily variation margin on centrally cleared OTC swaps	11,443
Other payables and accrued expenses	307,765
Collateral on securities loaned	7,408,800
Total Liabilities		3,132,957,943
Net Assets		$19,865,335,718
Net Assets consist of:
Paid in capital		$22,415,426,199
Total accumulated earnings (loss)		(2,550,090,481)
Net Assets		$19,865,335,718
Net Asset Value , offering price and redemption price per share ($19,865,335,718 ÷ 2,235,219,342 shares)		$8.89

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$6,254,340
Interest		390,599,270
Income from Fidelity Central Funds (including $349,221 from security lending)		27,491,364
Total Income		424,344,974
Expenses
Management fee	$28,658,023
Custodian fees and expenses	19,072
Independent trustees' fees and expenses	36,534
Registration fees	235,345
Audit	73,883
Legal	152,019
Miscellaneous	43,067
Total expenses before reductions	29,217,943
Expense reductions	(211,169)
Total expenses after reductions		29,006,774
Net Investment income (loss)		395,338,200
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(238,502,515)
Forward foreign currency contracts	(7,821,222)
Foreign currency transactions	(1,062,507)
Futures contracts	(1,150,835)
Swaps	(1,117,196)
Total net realized gain (loss)		(249,654,275)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(358,846,788)
Forward foreign currency contracts	(2,609,229)
Assets and liabilities in foreign currencies	392,511
Futures contracts	(3,026,108)
Swaps	(656,147)
TBA Sale commitments	592,841
Total change in net unrealized appreciation (depreciation)		(364,152,920)
Net gain (loss)		(613,807,195)
Net increase (decrease) in net assets resulting from operations		$(218,468,995)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$395,338,200	$494,074,323
Net realized gain (loss)	(249,654,275)	(167,722,715)
Change in net unrealized appreciation (depreciation)	(364,152,920)	(2,503,922,391)
Net increase (decrease) in net assets resulting from operations	(218,468,995)	(2,177,570,783)
Distributions to shareholders	(409,178,805)	(614,265,594)
Share transactions
Proceeds from sales of shares	880,079,264	3,850,235,343
Reinvestment of distributions	409,178,804	614,265,593
Cost of shares redeemed	(100,125,574)	(275,024,770)
Net increase (decrease) in net assets resulting from share transactions	1,189,132,494	4,189,476,166
Total increase (decrease) in net assets	561,484,694	1,397,639,789

Net Assets
Beginning of period	19,303,851,024	17,906,211,235
End of period	$19,865,335,718	$19,303,851,024

Other Information
Shares
Sold	98,190,877	391,533,748
Issued in reinvestment of distributions	46,089,211	61,667,263
Redeemed	(11,381,206)	(28,747,194)
Net increase (decrease)	132,898,882	424,453,817

Financial Highlights
Fidelity® SAI Total Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.18	$10.67	$11.01	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.183	.265	.283	.328	.317
Net realized and unrealized gain (loss)	(.283)	(1.421)	.011	.414	.734
Total from investment operations	(.100)	(1.156)	.294	.742	1.051
Distributions from net investment income	(.190)	(.264)	(.263)	(.317)	(.289)
Distributions from net realized gain	-	(.070)	(.371)	(.175)	(.002)
Total distributions	(.190)	(.334)	(.634)	(.492)	(.291)
Net asset value, end of period	$8.89	$9.18	$10.67	$11.01	$10.76
Total Return D,E	(1.07)%	(11.04)%	2.81%	7.16%	10.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.31% H	.30%	.30%	.31%	.42% H
Expenses net of fee waivers, if any	.30% H	.30%	.30%	.31%	.36% H
Expenses net of all reductions	.30% H	.30%	.30%	.31%	.36% H
Net investment income (loss)	4.15% H	2.68%	2.66%	3.08%	3.63% H
Supplemental Data
Net assets, end of period (000 omitted)	$19,865,336	$19,303,851	$17,906,211	$16,211,735	$14,123,236
Portfolio turnover rate I	242% H	132%	180%	214%	209% H,J

A For the period October 25, 2018 (commencement of operations) through August 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1.   Organization.
Fidelity SAI Total Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, defaulted bonds, market discount and losses deferred due to wash sales and futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$89,796,614
Gross unrealized depreciation	(2,141,121,027)
Net unrealized appreciation (depreciation)	$(2,051,324,413)
Tax cost	$23,867,260,237

The Fund elected to defer to its next fiscal year approximately $283,203,199 of capital losses recognized during the period November 1, 2021 to August 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity SAI Total Bond Fund
Credit Risk
Purchased Options	$(2,480,616)	$(480,093)
Swaps	(171,952)	(113,923)
Total Credit Risk	(2,652,568)	(594,016)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(7,821,222)	(2,609,229)
Total Foreign Exchange Risk	(7,821,222)	(2,609,229)
Interest Rate Risk
Futures Contracts	(1,150,835)	(3,026,108)
Swaps	(945,244)	(542,224)
Total Interest Rate Risk	(2,096,079)	(3,568,332)
Totals	$ (12,569,869)	$ (6,771,577)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Total Bond Fund	16,673,899,968	16,205,227,576
6.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Total Bond Fund	$73

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Total Bond Fund	1,320,856	1,142,658	20,576

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity SAI Total Bond Fund	3,865
7.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Total Bond Fund	$17,036
8.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Total Bond Fund	$36,413	$-	$-
9.   Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $14,314.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $196,855.
10.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Core Income Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Total Bond Fund	27%	73%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Total Bond Fund	100%
11.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® SAI Total Bond Fund	.30%
Actual		$ 1,000	$ 989.30	$ 1.48
Hypothetical- B		$ 1,000	$ 1,023.31	$ 1.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.  The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2023.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9887628.104
STB-SANN-0423
Fidelity® Series Short-Term Credit Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 26.5%
Futures - 10.5%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 72.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc. 1.7% 3/25/26	3,100,000	2,785,688
NTT Finance Corp.:
0.583% 3/1/24 (b)	2,527,000	2,406,501
1.162% 4/3/26 (b)	5,299,000	4,679,137
Verizon Communications, Inc. 2.625% 8/15/26	1,460,000	1,340,847
		11,212,173
Media - 0.8%
Discovery Communications LLC 4.9% 3/11/26	1,460,000	1,423,702
Magallanes, Inc. 3.788% 3/15/25 (b)	3,100,000	2,964,476
		4,388,178
Wireless Telecommunication Services - 1.2%
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	1,170,000	1,047,533
2.25% 2/15/26	1,600,000	1,455,309
3.5% 4/15/25	4,500,000	4,310,378
		6,813,220
TOTAL COMMUNICATION SERVICES		22,413,571
CONSUMER DISCRETIONARY - 4.7%
Automobiles - 3.8%
American Honda Finance Corp. 1% 9/10/25	3,100,000	2,798,135
BMW U.S. Capital LLC 3.25% 4/1/25 (b)	3,100,000	2,989,535
Daimler Finance North America LLC 5.5% 11/27/24 (b)	1,460,000	1,463,697
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,414,000	1,350,536
1.25% 1/8/26	4,954,000	4,381,695
5.25% 3/1/26	3,100,000	3,065,562
Volkswagen Group of America Finance LLC 0.875% 11/22/23 (b)	6,000,000	5,806,003
		21,855,163
Multiline Retail - 0.3%
Dollar General Corp. 4.25% 9/20/24	1,370,000	1,345,914
Specialty Retail - 0.6%
AutoNation, Inc. 4.5% 10/1/25	1,460,000	1,419,314
AutoZone, Inc. 3.625% 4/15/25	1,460,000	1,408,726
Lowe's Companies, Inc. 4.4% 9/8/25	716,000	703,634
		3,531,674
TOTAL CONSUMER DISCRETIONARY		26,732,751
CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 0.2%
7-Eleven, Inc. 0.8% 2/10/24 (b)	1,376,000	1,314,342
Food Products - 1.5%
Conagra Brands, Inc. 0.5% 8/11/23	4,070,000	3,983,320
McCormick & Co., Inc. 0.9% 2/15/26	5,000,000	4,392,685
		8,376,005
Tobacco - 2.7%
BAT Capital Corp. 3.222% 8/15/24	350,000	337,312
BAT International Finance PLC 1.668% 3/25/26	6,600,000	5,861,182
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	5,257,000	5,043,520
Philip Morris International, Inc.:
2.75% 2/25/26	1,460,000	1,360,803
5.125% 11/15/24	3,000,000	2,990,625
		15,593,442
TOTAL CONSUMER STAPLES		25,283,789
ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,381,000	4,045,705
Enbridge, Inc.:
2.15% 2/16/24	559,000	541,224
2.5% 2/14/25	584,000	551,421
Energy Transfer LP 4.2% 9/15/23	1,668,000	1,656,573
Enterprise Products Operating LP 5.05% 1/10/26	887,000	885,168
EQT Corp. 5.678% 10/1/25	1,129,000	1,114,227
Equinor ASA 1.75% 1/22/26	909,000	829,712
MPLX LP:
1.75% 3/1/26	5,000,000	4,471,326
4.5% 7/15/23	990,000	986,473
Occidental Petroleum Corp. 2.9% 8/15/24	2,098,000	2,008,835
Phillips 66 Co.:
1.3% 2/15/26	1,750,000	1,559,989
3.85% 4/9/25	3,100,000	3,009,318
Pioneer Natural Resources Co. 0.55% 5/15/23	4,724,000	4,677,847
The Williams Companies, Inc.:
4% 9/15/25	1,460,000	1,408,232
5.4% 3/2/26	290,000	290,014
		28,036,064
FINANCIALS - 37.4%
Banks - 22.8%
Bank of America Corp.:
0.976% 4/22/25 (c)	10,000,000	9,451,398
1.843% 2/4/25 (c)	5,500,000	5,299,745
Barclays PLC:
1.007% 12/10/24 (c)	3,245,000	3,124,578
3.932% 5/7/25 (c)	10,000,000	9,733,173
4.338% 5/16/24 (c)	10,000,000	9,962,020
Citigroup, Inc. 4.4% 6/10/25	326,000	318,970
Danske Bank A/S 3.875% 9/12/23 (b)	3,793,000	3,757,500
HSBC Holdings PLC:
0.976% 5/24/25 (c)	6,000,000	5,644,119
1.645% 4/18/26 (c)	4,469,000	4,094,065
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	9,763,000	9,158,882
2.083% 4/22/26 (c)	5,000,000	4,642,892
3.22% 3/1/25 (c)	5,000,000	4,879,949
Lloyds Banking Group PLC 0.695% 5/11/24 (c)	4,010,000	3,965,407
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	6,000,000	5,841,513
0.953% 7/19/25 (c)	5,000,000	4,667,823
2.193% 2/25/25	6,000,000	5,621,640
Mizuho Financial Group, Inc. 0.849% 9/8/24 (c)	2,945,000	2,867,601
National Bank of Canada 0.55% 11/15/24 (c)	2,428,000	2,341,319
NatWest Group PLC:
2.359% 5/22/24 (c)	3,422,000	3,392,085
3.875% 9/12/23	5,847,000	5,789,944
NatWest Markets PLC 0.8% 8/12/24 (b)	3,125,000	2,911,217
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	4,731,000	4,605,954
Societe Generale:
2.625% 10/16/24 (b)	908,000	861,953
3.875% 3/28/24 (b)	3,557,000	3,484,729
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/25	5,000,000	4,549,545
Wells Fargo & Co.:
1.654% 6/2/24 (c)	5,000,000	4,950,575
2.164% 2/11/26 (c)	5,000,000	4,672,865
		130,591,461
Capital Markets - 6.1%
Credit Suisse AG 0.495% 2/2/24	5,000,000	4,713,884
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,760,000	1,658,393
1.447% 4/1/25 (c)	4,153,000	3,931,277
2.222% 9/18/24 (c)	9,466,000	9,253,029
Morgan Stanley 0.79% 5/30/25 (c)	11,000,000	10,300,866
UBS Group AG 1.008% 7/30/24 (b)(c)	5,345,000	5,238,884
		35,096,333
Consumer Finance - 6.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,012,000	2,794,162
1.75% 1/30/26	4,184,000	3,698,551
4.875% 1/16/24	1,464,000	1,449,611
Ally Financial, Inc.:
1.45% 10/2/23	789,000	769,015
5.125% 9/30/24	4,280,000	4,242,596
Capital One Financial Corp. 1.343% 12/6/24 (c)	2,500,000	2,409,572
Hyundai Capital America 1% 9/17/24 (b)	5,519,000	5,135,200
John Deere Capital Corp. 3.4% 9/11/25	3,100,000	2,974,647
Synchrony Financial:
4.25% 8/15/24	5,352,000	5,222,728
4.375% 3/19/24	5,198,000	5,125,858
Toyota Motor Credit Corp. 5.4% 11/10/25	3,000,000	3,029,415
		36,851,355
Diversified Financial Services - 1.7%
Athene Global Funding:
0.95% 1/8/24 (b)	5,259,000	5,054,151
1% 4/16/24 (b)	5,000,000	4,702,224
		9,756,375
Insurance - 0.4%
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	2,318,000	2,060,391
TOTAL FINANCIALS		214,355,915
HEALTH CARE - 2.9%
Biotechnology - 1.1%
AbbVie, Inc.:
3.2% 5/14/26	1,460,000	1,371,740
3.6% 5/14/25	3,100,000	2,983,053
Amgen, Inc. 5.25% 3/2/25 (d)	2,000,000	1,995,552
		6,350,345
Health Care Providers & Services - 0.8%
Cigna Group 1.25% 3/15/26	1,750,000	1,555,736
CVS Health Corp.:
3% 8/15/26	1,460,000	1,354,672
5% 2/20/26	1,500,000	1,491,741
		4,402,149
Pharmaceuticals - 1.0%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,250,000	6,044,971
TOTAL HEALTH CARE		16,797,465
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.5%
Raytheon Technologies Corp. 5% 2/27/26	824,000	822,764
The Boeing Co.:
1.95% 2/1/24	5,000,000	4,828,929
4.875% 5/1/25	3,000,000	2,958,003
		8,609,696
Airlines - 0.8%
Delta Air Lines, Inc. 2.9% 10/28/24	4,794,000	4,561,527
Building Products - 0.3%
Carrier Global Corp. 2.242% 2/15/25	1,750,000	1,643,574
Commercial Services & Supplies - 0.9%
Republic Services, Inc. 0.875% 11/15/25	6,080,000	5,389,847
Machinery - 0.8%
Caterpillar Financial Services Corp. 3.65% 8/12/25	3,100,000	3,001,109
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (b)	1,475,000	1,379,704
		4,380,813
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
0.7% 2/15/24	2,107,000	2,007,800
0.8% 8/18/24	2,623,000	2,435,355
		4,443,155
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	1,000,000	930,107
TOTAL INDUSTRIALS		29,958,719
INFORMATION TECHNOLOGY - 5.0%
Electronic Equipment & Components - 0.8%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	3,149,000	3,146,793
6.02% 6/15/26	1,600,000	1,619,696
		4,766,489
IT Services - 1.2%
The Western Union Co.:
2.85% 1/10/25	1,063,000	1,009,589
4.25% 6/9/23	6,026,000	6,002,811
		7,012,400
Semiconductors & Semiconductor Equipment - 0.8%
Microchip Technology, Inc. 0.983% 9/1/24	3,079,000	2,876,186
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 3.875% 6/18/26	1,460,000	1,383,832
		4,260,018
Software - 2.2%
Oracle Corp. 5.8% 11/10/25	3,000,000	3,035,461
VMware, Inc.:
0.6% 8/15/23	5,987,000	5,856,876
1% 8/15/24	3,937,000	3,678,562
		12,570,899
TOTAL INFORMATION TECHNOLOGY		28,609,806
MATERIALS - 0.9%
Chemicals - 0.9%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	1,500,000	1,498,279
6.05% 3/15/25	1,460,000	1,454,597
Nutrien Ltd. 5.9% 11/7/24	782,000	786,174
Westlake Corp. 3.6% 8/15/26	1,460,000	1,373,746
		5,112,796
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 1.3% 9/15/25	1,905,000	1,712,743
Crown Castle International Corp. 1.35% 7/15/25	444,000	403,257
		2,116,000
UTILITIES - 2.9%
Electric Utilities - 1.0%
FirstEnergy Corp.:
1.6% 1/15/26	476,000	423,899
2.05% 3/1/25	2,724,000	2,541,082
Southern Co. 0.6% 2/26/24	2,247,000	2,139,697
Tampa Electric Co. 3.875% 7/12/24	881,000	860,593
		5,965,271
Independent Power and Renewable Electricity Producers - 0.5%
Emera U.S. Finance LP 0.833% 6/15/24	2,827,000	2,652,029
Multi-Utilities - 1.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.2048% 5/13/24 (c)(e)	4,294,000	4,273,394
DTE Energy Co. 4.22% 11/1/24	1,600,000	1,564,842
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,760,797
WEC Energy Group, Inc. 5% 9/27/25	570,000	564,919
		8,163,952
TOTAL UTILITIES		16,781,252
TOTAL NONCONVERTIBLE BONDS (Cost $435,396,486)		416,198,128

U.S. Treasury Obligations - 8.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.75% 8/31/26 (f)	17,561,500	15,499,395
3.875% 1/15/26	8,400,000	8,255,625
4.125% 1/31/25 (g)	12,000,000	11,843,906
4.5% 11/30/24	12,000,000	11,913,281
4.5% 11/15/25	2,250,000	2,246,221
TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,560,249)		49,758,428

U.S. Government Agency - Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.9%
4.5% 3/1/39 to 9/1/49	4,026,996	3,955,275
5.5% 11/1/34	985,622	999,454
7.5% 11/1/31	200	210
TOTAL FANNIE MAE		4,954,939
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	8,900	9,210
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	108,468	111,474
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,502,395)		5,075,623

Asset-Backed Securities - 11.2%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/27	947,000	946,847
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/27	1,170,000	1,168,318
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	4,081,521	3,940,532
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.7846% 7/27/30 (b)(c)(e)	5,653,977	5,594,870
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	1,450,000	1,411,996
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 5.117% 7/25/34 (c)(e)	106,344	100,824
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,796,004	1,768,808
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	1,802,801	1,745,936
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(e)	5,850,000	5,796,578
Enterprise Fleet Financing Series 2023-1 Class A2, 5.51% 1/22/29 (b)	1,056,000	1,056,660
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	1,934,867	1,896,178
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	947,816	921,204
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	258,000	253,383
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (b)	2,239,000	2,191,878
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	1,586,655	1,560,360
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.7924% 7/17/32 (b)(c)(e)	6,160,000	6,073,507
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.862% 1/25/36 (c)(e)	122,416	119,929
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	3,325,848	3,008,314
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	988,000	975,871
Santander Retail Auto Lease Trust Series 2021-A Class A3, 0.51% 7/22/24 (b)	2,900,419	2,841,680
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	713,000	712,717
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.8366% 11/18/30 (b)(c)(e)	6,095,193	6,040,958
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.477% 9/25/34 (c)(e)	115,132	110,567
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	445,765	441,268
Series 2021-3 Class A, 0.83% 7/20/31 (b)	1,011,115	992,961
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	734,052	695,021
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	3,240,849	3,029,929
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	4,137,924	3,775,042
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.7424% 4/17/30 (b)(c)(e)	5,231,145	5,180,675
TOTAL ASSET-BACKED SECURITIES (Cost $66,074,109)		64,352,811

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.0%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	1,862,236	1,738,166
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	682,580	650,811
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	802,805	776,781
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,109,654	1,052,861
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	1,677,058	1,579,160
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(e)	1,157	1,034
TOTAL PRIVATE SPONSOR		5,798,813
U.S. Government Agency - 0.3%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 4.917% 5/25/45 (c)(e)	467,487	462,879
sequential payer Series 2001-40 Class Z, 6% 8/25/31	39,436	39,432
Series 2016-27:
Class HK, 3% 1/25/41	497,920	465,502
Class KG, 3% 1/25/40	229,514	214,710
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 4.967% 7/25/46 (c)(e)	529,117	526,389
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	262,769	258,869
TOTAL U.S. GOVERNMENT AGENCY		1,967,781
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,193,014)		7,766,594

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,502,000	1,370,781
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.338% 9/15/26 (b)(c)(e)	3,055,000	2,887,972
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (b)(c)(e)	330,000	329,380
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	4,810,360	4,306,766
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	3,205,747	2,783,843
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (b)(c)(e)	1,128,000	1,111,003
Citigroup Commercial Mortgage Trust sequential payer Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,037,923
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,209,309	2,145,222
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 5.338% 7/15/32 (b)(c)(e)	1,279,000	1,217,224
GS Mortgage Securities Trust:
sequential payer Series 2014-GC18 Class AAB, 3.648% 1/10/47	8,881	8,807
Series 2011-GC5 Class A/S, 5.1538% 8/10/44 (b)(c)	4,133,883	4,072,656
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.838% 9/15/29 (b)(c)(e)	1,930,387	1,834,574
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,286,000	3,062,314
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C14 Class ASB, 2.977% 6/15/46	17,165	17,113
Series 2013-C16 Class ASB, 3.963% 9/15/46	82,547	82,120
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,406,829)		27,267,698

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (h)	3,229,982	3,230,628
Fidelity Securities Lending Cash Central Fund 4.63% (h)(i)	9,604,903	9,605,864
TOTAL MONEY MARKET FUNDS (Cost $12,836,492)		12,836,492

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $607,969,574)	583,255,774
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(9,856,906)
NET ASSETS - 100.0%	573,398,868

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	196	Jun 2023	39,930,406	(90,728)	(90,728)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	189	Jun 2023	20,233,336	(25,481)	(25,481)

TOTAL FUTURES CONTRACTS					(116,209)
The notional amount of futures purchased as a percentage of Net Assets is 10.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $57,673,867.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $152,580,461 or 26.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $504,856.
(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	123,298	97,752,202	94,644,872	71,760	-	-	3,230,628	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	-	9,773,044	167,180	3,427	-	-	9,605,864	0.0%
Total	123,298	107,525,246	94,812,052	75,187	-	-	12,836,492

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	416,198,128	-	416,198,128	-

U.S. Government and Government Agency Obligations	49,758,428	-	49,758,428	-

U.S. Government Agency - Mortgage Securities	5,075,623	-	5,075,623	-

Asset-Backed Securities	64,352,811	-	64,352,811	-

Collateralized Mortgage Obligations	7,766,594	-	7,766,594	-

Commercial Mortgage Securities	27,267,698	-	27,267,698	-

Money Market Funds	12,836,492	12,836,492	-	-
Total Investments in Securities:	583,255,774	12,836,492	570,419,282	-
Derivative Instruments:

Liabilities
Futures Contracts	(116,209)	(116,209)	-	-
Total Liabilities	(116,209)	(116,209)	-	-
Total Derivative Instruments:	(116,209)	(116,209)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(116,209)
Total Interest Rate Risk	0	(116,209)
Total Value of Derivatives	0	(116,209)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,375,418) - See accompanying schedule:
Unaffiliated issuers (cost $595,133,082)	$570,419,282
Fidelity Central Funds (cost $12,836,492)	12,836,492

Total Investment in Securities (cost $607,969,574)		$583,255,774
Receivable for fund shares sold		99,093
Interest receivable		3,370,782
Distributions receivable from Fidelity Central Funds		17,795
Total assets		586,743,444
Liabilities
Payable for investments purchased
Regular delivery	$1,369,741
Delayed delivery	1,998,680
Payable for fund shares redeemed	359,599
Payable for daily variation margin on futures contracts	6,070
Other payables and accrued expenses	4,622
Collateral on securities loaned	9,605,864
Total Liabilities		13,344,576
Net Assets		$573,398,868
Net Assets consist of:
Paid in capital		$626,879,143
Total accumulated earnings (loss)		(53,480,275)
Net Assets		$573,398,868
Net Asset Value , offering price and redemption price per share ($573,398,868 ÷ 59,916,098 shares)		$9.57

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$7,195,145
Income from Fidelity Central Funds (including $3,427 from security lending)		75,187
Total Income		7,270,332
Expenses
Custodian fees and expenses	$5,364
Independent trustees' fees and expenses	1,145
Total expenses before reductions	6,509
Expense reductions	(407)
Total expenses after reductions		6,102
Net Investment income (loss)		7,264,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,993,936)
Futures contracts	(2,120,203)
Total net realized gain (loss)		(4,114,139)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	550,327
Futures contracts	198,497
Total change in net unrealized appreciation (depreciation)		748,824
Net gain (loss)		(3,365,315)
Net increase (decrease) in net assets resulting from operations		$3,898,915
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,264,230	$18,235,035
Net realized gain (loss)	(4,114,139)	(23,804,615)
Change in net unrealized appreciation (depreciation)	748,824	(45,864,434)
Net increase (decrease) in net assets resulting from operations	3,898,915	(51,434,014)
Distributions to shareholders	(6,496,137)	(27,113,737)
Share transactions
Proceeds from sales of shares	166,841,658	67,872,917
Reinvestment of distributions	6,206,132	27,111,675
Cost of shares redeemed	(200,595,210)	(1,717,491,079)
Net increase (decrease) in net assets resulting from share transactions	(27,547,420)	(1,622,506,487)
Total increase (decrease) in net assets	(30,144,642)	(1,701,054,238)

Net Assets
Beginning of period	603,543,510	2,304,597,748
End of period	$573,398,868	$603,543,510

Other Information
Shares
Sold	17,454,449	6,866,161
Issued in reinvestment of distributions	650,397	2,719,360
Redeemed	(20,990,582)	(173,446,146)
Net increase (decrease)	(2,885,736)	(163,860,625)

Financial Highlights
Fidelity® Series Short-Term Credit Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.61	$10.17	$10.27	$10.09	$9.88	$10.01
Income from Investment Operations
Net investment income (loss) A,B	.118	.136	.170	.252	.272	.214
Net realized and unrealized gain (loss)	(.052)	(.511)	(.073)	.180	.216	(.133)
Total from investment operations	.066	(.375)	.097	.432	.488	.081
Distributions from net investment income	(.106)	(.143) C	(.169)	(.252)	(.278)	(.211)
Distributions from net realized gain	-	(.042) C	(.028)	-	-	-
Total distributions	(.106)	(.185)	(.197)	(.252)	(.278)	(.211)
Net asset value, end of period	$9.57	$9.61	$10.17	$10.27	$10.09	$9.88
Total Return D,E	.69%	(3.73)%	.95%	4.35%	5.02%	.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	2.50% I	1.36%	1.67%	2.49%	2.74%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$573,399	$603,544	$2,304,598	$2,393,482	$1,870,061	$2,113,392
Portfolio turnover rate J	33% I	36%	60%	62% K	67%	52% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, market discount and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$400,943
Gross unrealized depreciation	(24,928,154)
Net unrealized appreciation (depreciation)	$(24,527,211)
Tax cost	$607,666,775

The Fund elected to defer to its next fiscal year approximately $24,401,111 of capital losses recognized during the period November 1 2021 to August 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Short-Term Credit Fund	49,608,200	69,003,737

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Short-Term Credit Fund	$378	$-	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $407.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Series Short-Term Credit Fund	-%- D
Actual		$ 1,000	$ 1,006.90	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Short-Term Credit Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2024.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.   The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9863240.107
SS1-SANN-0423
Fidelity® Short-Term Bond Index Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%*
Percentages shown as 0.0% may reflect amounts less than 0.05%.
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%*
Foreign investments - 9.2%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc. 2.3% 6/1/27	2,980,000	2,655,044
Telefonica Emisiones S.A.U. 4.103% 3/8/27	580,000	549,517
TELUS Corp. 3.7% 9/15/27	320,000	301,680
Verizon Communications, Inc.:
0.75% 3/22/24	1,600,000	1,524,643
0.85% 11/20/25	1,600,000	1,427,903
1.45% 3/20/26	1,239,000	1,109,874
		7,568,661
Entertainment - 0.1%
Activision Blizzard, Inc. 3.4% 9/15/26	350,000	330,909
The Walt Disney Co.:
1.75% 1/13/26	760,000	694,239
3.35% 3/24/25	1,900,000	1,835,769
3.375% 11/15/26	310,000	292,165
		3,153,082
Interactive Media & Services - 0.2%
Alphabet, Inc.:
0.45% 8/15/25	850,000	768,969
1.998% 8/15/26	650,000	594,802
Baidu, Inc.:
1.72% 4/9/26	1,000,000	887,740
4.375% 5/14/24	700,000	688,226
Meta Platforms, Inc. 3.5% 8/15/27	1,040,000	977,337
		3,917,074
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.75% 2/15/28	300,000	270,341
4.5% 2/1/24	980,000	967,876
4.908% 7/23/25	360,000	352,262
Comcast Corp.:
2.35% 1/15/27	270,000	244,646
3.15% 3/1/26	750,000	709,182
3.375% 2/15/25	920,000	888,574
3.375% 8/15/25	940,000	902,330
3.7% 4/15/24	1,970,000	1,934,557
3.95% 10/15/25	470,000	456,963
Discovery Communications LLC:
3.9% 11/15/24	100,000	96,672
4.9% 3/11/26	720,000	702,100
Fox Corp. 4.03% 1/25/24	650,000	641,474
Grupo Televisa SA de CV 6.625% 3/18/25	290,000	293,408
Magallanes, Inc.:
3.638% 3/15/25 (b)	700,000	667,689
3.755% 3/15/27 (b)	1,640,000	1,504,429
Paramount Global:
2.9% 1/15/27	190,000	172,108
4.75% 5/15/25	440,000	431,173
TCI Communications, Inc. 7.875% 2/15/26	620,000	667,814
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	120,000	108,099
2.95% 6/15/27	820,000	758,820
3% 2/13/26	130,000	122,749
		12,893,266
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	580,000	533,292
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	290,000	259,645
3.5% 4/15/25	1,030,000	986,598
4.95% 3/15/28	2,000,000	1,963,279
5.375% 4/15/27	1,020,000	1,020,254
Vodafone Group PLC:
3.75% 1/16/24	1,170,000	1,153,740
4.125% 5/30/25	190,000	184,908
		6,101,716
TOTAL COMMUNICATION SERVICES		33,633,799
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Magna International, Inc. 4.15% 10/1/25	360,000	348,972
Automobiles - 0.7%
American Honda Finance Corp.:
0.875% 7/7/23	1,690,000	1,665,479
1% 9/10/25	1,450,000	1,308,805
1.2% 7/8/25	505,000	460,375
1.5% 1/13/25	240,000	224,518
2.15% 9/10/24	740,000	705,991
3.55% 1/12/24	250,000	246,165
General Motors Co. 4% 4/1/25	390,000	377,691
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,027,000	980,906
1.25% 1/8/26	1,070,000	946,389
2.7% 8/20/27	580,000	510,975
3.5% 11/7/24	370,000	357,043
3.95% 4/13/24	320,000	313,820
4% 1/15/25	530,000	513,689
4% 10/6/26	640,000	606,586
4.15% 6/19/23	250,000	249,045
4.25% 5/15/23	70,000	69,846
4.3% 7/13/25	840,000	815,520
5% 4/9/27	960,000	936,048
5.1% 1/17/24	1,503,000	1,495,857
5.25% 3/1/26	590,000	583,446
Stellantis NV 5.25% 4/15/23	620,000	618,338
Toyota Motor Corp.:
0.681% 3/25/24	1,230,000	1,172,545
1.339% 3/25/26	110,000	98,712
2.358% 7/2/24	720,000	692,923
		15,950,712
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc. 5% 2/15/26	330,000	325,453
Marriott International, Inc.:
3.125% 6/15/26	190,000	177,653
3.6% 4/15/24	1,430,000	1,399,692
5% 10/15/27	450,000	444,706
McDonald's Corp.:
1.45% 9/1/25	110,000	100,530
3.3% 7/1/25	1,310,000	1,259,515
3.5% 7/1/27	240,000	226,314
3.7% 1/30/26	110,000	106,120
Starbucks Corp.:
2.45% 6/15/26	350,000	322,765
3.1% 3/1/23	100,000	100,000
3.8% 8/15/25	583,000	564,946
		5,027,694
Household Durables - 0.1%
D.R. Horton, Inc. 1.3% 10/15/26	750,000	646,620
Lennar Corp.:
4.5% 4/30/24	400,000	394,674
4.75% 5/30/25	400,000	391,086
4.75% 11/29/27	350,000	335,140
5.875% 11/15/24	100,000	100,322
		1,867,842
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. 3.6% 11/28/24	2,000,000	1,936,000
Amazon.com, Inc.:
0.4% 6/3/23	210,000	207,551
0.8% 6/3/25	2,158,000	1,969,883
1% 5/12/26	1,168,000	1,034,076
1.2% 6/3/27	1,440,000	1,243,529
3.15% 8/22/27	1,120,000	1,045,731
4.55% 12/1/27	420,000	415,274
eBay, Inc.:
1.4% 5/10/26	666,000	591,926
3.45% 8/1/24	100,000	97,552
		8,541,522
Leisure Products - 0.0%
Hasbro, Inc. 3.5% 9/15/27	360,000	330,157
Multiline Retail - 0.1%
Dollar General Corp. 4.625% 11/1/27	1,000,000	976,163
Kohl's Corp. 9.5% 5/15/25	290,000	304,039
Target Corp.:
2.25% 4/15/25	313,000	295,707
2.5% 4/15/26	420,000	393,204
3.5% 7/1/24	570,000	557,258
		2,526,371
Specialty Retail - 0.3%
AutoZone, Inc.:
3.125% 4/21/26	270,000	253,199
4.5% 2/1/28	160,000	155,122
Lowe's Companies, Inc. 4% 4/15/25	2,863,000	2,788,149
Ross Stores, Inc. 4.6% 4/15/25	450,000	443,051
The Home Depot, Inc.:
2.125% 9/15/26	480,000	436,648
2.8% 9/14/27	1,220,000	1,122,400
3% 4/1/26	100,000	94,370
3.35% 9/15/25	720,000	691,887
		5,984,826
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	836,000	797,432
2.75% 3/27/27	550,000	509,861
		1,307,293
TOTAL CONSUMER DISCRETIONARY		41,885,389
CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	780,000	747,112
Constellation Brands, Inc.:
3.6% 5/9/24	960,000	940,521
3.7% 12/6/26	340,000	321,393
4.35% 5/9/27	250,000	241,610
4.75% 11/15/24	710,000	703,573
Diageo Capital PLC 5.3% 10/24/27	650,000	659,387
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	110,000	100,573
3.4% 11/15/25	150,000	142,841
3.43% 6/15/27	340,000	317,572
4.417% 5/25/25	237,000	232,327
Molson Coors Beverage Co. 3% 7/15/26	840,000	777,040
PepsiCo, Inc.:
2.25% 3/19/25	1,870,000	1,771,718
2.375% 10/6/26	500,000	461,393
3% 10/15/27	1,040,000	967,937
3.6% 3/1/24	120,000	118,356
The Coca-Cola Co.:
1.45% 6/1/27	610,000	535,549
1.75% 9/6/24	510,000	489,538
		9,528,440
Food & Staples Retailing - 0.3%
Kroger Co.:
2.65% 10/15/26	120,000	110,627
3.5% 2/1/26	200,000	190,287
Sysco Corp.:
3.25% 7/15/27	340,000	314,069
3.3% 7/15/26	590,000	554,650
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	360,000	337,911
3.8% 11/18/24	910,000	884,300
Walmart, Inc.:
2.85% 7/8/24	370,000	359,422
3.05% 7/8/26	1,150,000	1,090,990
3.4% 6/26/23	1,740,000	1,729,800
3.55% 6/26/25	280,000	273,073
3.95% 9/9/27	800,000	779,192
		6,624,321
Food Products - 0.3%
Bunge Ltd. Finance Corp. 3.25% 8/15/26	600,000	558,576
Conagra Brands, Inc.:
4.3% 5/1/24	700,000	690,270
4.6% 11/1/25	230,000	224,970
General Mills, Inc. 4% 4/17/25	490,000	477,109
Kraft Heinz Foods Co.:
3% 6/1/26	430,000	400,141
3.875% 5/15/27	800,000	760,449
McCormick & Co., Inc. 3.4% 8/15/27	390,000	362,171
Tyson Foods, Inc.:
3.55% 6/2/27	550,000	514,478
4% 3/1/26	550,000	530,648
Unilever Capital Corp.:
2% 7/28/26	280,000	253,978
2.6% 5/5/24	1,280,000	1,241,281
3.1% 7/30/25	370,000	352,926
3.25% 3/7/24	900,000	882,198
		7,249,195
Household Products - 0.1%
Procter & Gamble Co.:
0.55% 10/29/25	640,000	573,520
1% 4/23/26	550,000	489,772
2.85% 8/11/27	1,080,000	1,005,546
		2,068,838
Tobacco - 0.4%
Altria Group, Inc.:
2.35% 5/6/25	270,000	253,101
2.625% 9/16/26	390,000	357,326
3.8% 2/14/24	690,000	678,342
4.4% 2/14/26	100,000	97,866
BAT Capital Corp.:
3.215% 9/6/26	200,000	184,462
3.222% 8/15/24	1,700,000	1,638,374
3.557% 8/15/27	1,040,000	947,094
4.7% 4/2/27	250,000	241,593
BAT International Finance PLC 1.668% 3/25/26	680,000	603,879
Philip Morris International, Inc.:
1.5% 5/1/25	760,000	703,085
2.875% 5/1/24	1,810,000	1,756,882
3.125% 8/17/27	220,000	203,764
4.875% 2/15/28	500,000	489,461
5.125% 11/17/27	600,000	597,185
Reynolds American, Inc. 4.45% 6/12/25	650,000	632,500
		9,384,914
TOTAL CONSUMER STAPLES		34,855,708
ENERGY - 2.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	660,000	589,934
Oil, Gas & Consumable Fuels - 2.1%
Boardwalk Pipelines LP 4.45% 7/15/27	420,000	400,480
Canadian Natural Resources Ltd.:
2.05% 7/15/25	280,000	258,571
3.85% 6/1/27	590,000	554,001
Cenovus Energy, Inc. 5.375% 7/15/25	280,000	277,609
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	340,000	335,446
5.875% 3/31/25	770,000	772,575
Chevron Corp.:
1.141% 5/11/23	700,000	694,687
1.554% 5/11/25	1,000,000	928,204
2.895% 3/3/24	2,510,000	2,454,076
2.954% 5/16/26	810,000	762,345
3.326% 11/17/25	250,000	239,618
Chevron U.S.A., Inc. 3.9% 11/15/24	110,000	107,895
Columbia Pipeline Group, Inc. 4.5% 6/1/25	400,000	390,938
ConocoPhillips Co. 2.4% 3/7/25	1,200,000	1,136,365
DCP Midstream Operating LP:
5.375% 7/15/25	100,000	98,767
5.625% 7/15/27	330,000	326,688
Devon Energy Corp. 5.25% 9/15/24	500,000	497,598
Enbridge, Inc.:
1.6% 10/4/26	500,000	438,994
3.5% 6/10/24	220,000	214,350
3.7% 7/15/27	330,000	308,870
Energy Transfer LP:
2.9% 5/15/25	1,010,000	953,177
3.9% 5/15/24 (c)	2,180,000	2,130,055
4.9% 2/1/24	1,140,000	1,131,101
5.5% 6/1/27	100,000	99,421
5.875% 1/15/24	365,000	365,353
5.95% 12/1/25	370,000	373,272
Enterprise Products Operating LP:
3.75% 2/15/25	370,000	359,052
5.05% 1/10/26	2,000,000	1,995,869
EOG Resources, Inc. 3.15% 4/1/25	1,610,000	1,543,688
EQT Corp.:
3.9% 10/1/27	250,000	228,605
5.678% 10/1/25	1,500,000	1,480,373
Equinor ASA:
2.875% 4/6/25	2,700,000	2,582,501
3.7% 3/1/24	1,000,000	984,571
Exxon Mobil Corp.:
2.019% 8/16/24	3,230,000	3,087,680
2.275% 8/16/26	650,000	596,604
2.992% 3/19/25	900,000	864,050
Hess Corp. 4.3% 4/1/27	350,000	335,026
Kinder Morgan, Inc. 1.75% 11/15/26	610,000	534,886
Marathon Oil Corp. 4.4% 7/15/27	390,000	371,473
Marathon Petroleum Corp. 4.7% 5/1/25	1,675,000	1,651,437
MPLX LP:
1.75% 3/1/26	840,000	751,183
4.25% 12/1/27	210,000	198,659
ONEOK, Inc.:
5.85% 1/15/26	520,000	523,951
7.5% 9/1/23	670,000	673,099
Phillips 66 Co.:
3.55% 10/1/26 (b)	390,000	363,182
3.85% 4/9/25	1,000,000	970,748
Pioneer Natural Resources Co. 1.125% 1/15/26	270,000	240,425
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	920,000	890,218
4.5% 12/15/26	230,000	220,754
4.65% 10/15/25	140,000	136,588
Sabine Pass Liquefaction LLC:
5% 3/15/27	790,000	771,083
5.625% 3/1/25	1,050,000	1,048,784
5.875% 6/30/26	450,000	452,660
Shell International Finance BV:
2% 11/7/24	700,000	665,187
2.875% 5/10/26	960,000	899,031
3.25% 5/11/25	310,000	298,554
Spectra Energy Partners LP 4.75% 3/15/24	1,050,000	1,040,802
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.5% 7/15/27	710,000	717,796
The Williams Companies, Inc.:
3.75% 6/15/27	980,000	921,043
4% 9/15/25	760,000	733,052
4.5% 11/15/23	810,000	805,313
Total Capital International SA:
3.7% 1/15/24	190,000	187,260
3.75% 4/10/24	1,400,000	1,375,640
TransCanada PipeLines Ltd. 4.875% 1/15/26	340,000	335,284
Valero Energy Corp. 2.85% 4/15/25	1,000,000	947,181
		49,033,748
TOTAL ENERGY		49,623,682
FINANCIALS - 13.9%
Banks - 8.4%
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/28 (c)	200,000	202,618
Banco Santander SA:
1.722% 9/14/27 (c)	800,000	689,468
1.849% 3/25/26	1,200,000	1,063,701
3.892% 5/24/24	1,200,000	1,174,469
4.175% 3/24/28 (c)	600,000	560,700
5.147% 8/18/25	200,000	197,518
5.179% 11/19/25	400,000	393,919
5.294% 8/18/27	400,000	391,895
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	1,250,000	1,162,999
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	1,100,000	1,088,506
0.523% 6/14/24 (c)	1,200,000	1,180,908
0.81% 10/24/24 (c)	1,880,000	1,821,229
0.981% 9/25/25 (c)	2,000,000	1,856,015
1.319% 6/19/26 (c)	1,000,000	907,080
1.658% 3/11/27 (c)	820,000	730,224
1.734% 7/22/27 (c)	3,260,000	2,871,347
2.456% 10/22/25 (c)	1,400,000	1,328,550
3.419% 12/20/28 (c)	1,290,000	1,174,137
3.458% 3/15/25 (c)	1,500,000	1,466,044
3.593% 7/21/28 (c)	1,120,000	1,032,543
3.864% 7/23/24 (c)	100,000	99,261
3.875% 8/1/25	2,130,000	2,068,737
3.95% 4/21/25	580,000	562,211
4.2% 8/26/24	320,000	313,812
4.25% 10/22/26	2,030,000	1,949,636
4.376% 4/27/28 (c)	1,900,000	1,816,515
4.948% 7/22/28 (c)	1,200,000	1,173,681
6.204% 11/10/28 (c)	800,000	822,542
Bank of Montreal:
0.949% 1/22/27 (c)	100,000	87,904
1.25% 9/15/26	750,000	653,179
4.338% 10/5/28 (c)	1,650,000	1,624,292
4.7% 9/14/27	1,180,000	1,153,900
Bank of Nova Scotia:
1.05% 3/2/26	590,000	519,922
1.3% 9/15/26	110,000	95,564
2.2% 2/3/25	350,000	329,765
3.4% 2/11/24	1,170,000	1,147,776
4.5% 12/16/25	1,300,000	1,259,967
4.75% 2/2/26	1,500,000	1,476,162
Barclays PLC:
2.279% 11/24/27 (c)	1,940,000	1,706,771
2.852% 5/7/26 (c)	400,000	374,517
4.375% 9/11/24	1,220,000	1,190,548
4.375% 1/12/26	520,000	502,572
5.2% 5/12/26	200,000	194,755
5.501% 8/9/28 (c)	200,000	195,988
7.385% 11/2/28 (c)	1,000,000	1,051,833
BB&T Corp. 3.75% 12/6/23	1,190,000	1,178,211
Canadian Imperial Bank of Commerce:
0.5% 12/14/23	100,000	96,339
0.95% 6/23/23	1,500,000	1,480,651
1.25% 6/22/26	490,000	429,933
3.1% 4/2/24	1,200,000	1,169,683
3.945% 8/4/25	530,000	513,438
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	210,000	209,158
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(d)	1,650,000	1,510,205
1.122% 1/28/27 (c)	2,100,000	1,845,186
1.462% 6/9/27 (c)	2,200,000	1,923,104
3.106% 4/8/26 (c)	2,040,000	1,937,238
3.3% 4/27/25	1,420,000	1,359,126
3.352% 4/24/25 (c)	1,400,000	1,362,135
3.668% 7/24/28 (c)	590,000	546,564
3.887% 1/10/28 (c)	1,130,000	1,061,756
4.4% 6/10/25	140,000	136,981
4.45% 9/29/27	350,000	334,251
4.6% 3/9/26	750,000	730,259
5.5% 9/13/25	1,500,000	1,502,729
Comerica, Inc. 3.7% 7/31/23	100,000	99,234
Discover Bank 2.45% 9/12/24	1,150,000	1,093,945
Export-Import Bank of Korea:
0.625% 2/9/26	1,200,000	1,051,143
2.375% 6/25/24	710,000	682,276
Fifth Third Bancorp:
2.375% 1/28/25	1,280,000	1,208,675
3.65% 1/25/24	450,000	443,589
6.361% 10/27/28 (c)	500,000	515,031
HSBC Holdings PLC:
0.732% 8/17/24 (c)	800,000	780,186
0.976% 5/24/25 (c)	2,000,000	1,881,373
2.013% 9/22/28 (c)	3,240,000	2,742,711
2.251% 11/22/27 (c)	690,000	606,952
2.633% 11/7/25 (c)	1,600,000	1,515,184
2.999% 3/10/26 (c)	5,000,000	4,727,988
4.25% 3/14/24	510,000	502,329
4.25% 8/18/25	444,000	428,458
4.292% 9/12/26 (c)	300,000	288,795
Huntington National Bank 4.552% 5/17/28 (c)	590,000	569,904
ING Groep NV:
1.726% 4/1/27 (c)	484,000	429,606
4.017% 3/28/28 (c)	1,240,000	1,164,494
Intesa Sanpaolo SpA 5.25% 1/12/24	200,000	198,947
Japan Bank International Cooperation:
1.875% 7/21/26	5,300,000	4,790,610
2.5% 5/23/24	200,000	193,071
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	2,100,000	1,950,028
0.824% 6/1/25 (c)	1,000,000	938,122
1.04% 2/4/27 (c)	1,500,000	1,317,190
1.045% 11/19/26 (c)	470,000	416,251
1.47% 9/22/27 (c)	690,000	598,175
1.578% 4/22/27 (c)	3,211,000	2,840,652
2.083% 4/22/26 (c)	1,500,000	1,392,868
2.301% 10/15/25 (c)	1,200,000	1,134,968
3.2% 6/15/26	150,000	141,221
3.22% 3/1/25 (c)	730,000	712,473
3.559% 4/23/24 (c)	100,000	99,669
3.625% 12/1/27	450,000	419,866
3.797% 7/23/24 (c)	860,000	853,794
4.125% 12/15/26	460,000	443,836
4.323% 4/26/28 (c)	3,000,000	2,876,055
4.851% 7/25/28 (c)	1,050,000	1,025,177
KeyBank NA 3.3% 6/1/25	1,200,000	1,148,729
Korea Development Bank 0.4% 6/19/24	2,200,000	2,062,830
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	650,000	642,772
1.627% 5/11/27 (c)	210,000	183,412
2.438% 2/5/26 (c)	200,000	187,529
3.574% 11/7/28 (c)	1,310,000	1,187,937
3.75% 3/18/28 (c)	300,000	277,615
3.9% 3/12/24	200,000	196,559
4.05% 8/16/23	1,540,000	1,530,149
4.5% 11/4/24	2,290,000	2,245,047
4.65% 3/24/26	330,000	317,965
Manufacturers & Traders Trust Co. 4.7% 1/27/28	820,000	795,794
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	730,000	663,114
1.538% 7/20/27 (c)	900,000	787,387
2.757% 9/13/26	1,110,000	1,016,254
2.801% 7/18/24	3,500,000	3,371,561
3.407% 3/7/24	270,000	264,447
3.455% 3/2/23	900,000	900,000
5.017% 7/20/28 (c)	1,050,000	1,027,691
5.354% 9/13/28 (c)	300,000	297,068
5.422% 2/22/29 (c)	1,000,000	993,040
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	1,708,000	1,663,111
1.234% 5/22/27 (c)	210,000	182,048
1.241% 7/10/24 (c)	880,000	865,729
1.554% 7/9/27 (c)	743,000	647,115
2.226% 5/25/26 (c)	200,000	184,652
2.839% 7/16/25 (c)	200,000	191,258
5.414% 9/13/28 (c)	200,000	199,172
National Australia Bank Ltd. 3.905% 6/9/27	1,140,000	1,089,641
NatWest Group PLC:
2.359% 5/22/24 (c)	1,186,000	1,175,632
3.073% 5/22/28 (c)	500,000	451,124
3.875% 9/12/23	425,000	420,853
4.269% 3/22/25 (c)	200,000	196,354
4.519% 6/25/24 (c)	400,000	397,842
4.8% 4/5/26	990,000	963,979
5.125% 5/28/24	490,000	485,989
5.516% 9/30/28 (c)	200,000	198,028
5.847% 3/2/27 (c)	200,000	200,102
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	583,000	522,787
3.125% 11/7/23	230,000	226,686
PNC Bank NA 3.25% 6/1/25	1,040,000	997,554
PNC Financial Services Group, Inc.:
1.15% 8/13/26	900,000	790,469
2.2% 11/1/24	560,000	534,319
5.354% 12/2/28 (c)	160,000	160,430
Rabobank Nederland 4.375% 8/4/25	360,000	348,723
Rabobank Nederland New York Branch 0.375% 1/12/24	1,700,000	1,631,035
Royal Bank of Canada:
0.875% 1/20/26	2,060,000	1,824,399
1.2% 4/27/26	500,000	443,943
2.05% 1/21/27	600,000	538,041
2.55% 7/16/24	1,190,000	1,145,970
3.625% 5/4/27	520,000	489,007
3.7% 10/5/23	560,000	554,820
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	500,000	435,491
3.5% 6/7/24	210,000	204,449
4.5% 7/17/25	1,270,000	1,233,541
Santander UK Group Holdings PLC:
1.089% 3/15/25 (c)	400,000	378,894
1.532% 8/21/26 (c)	540,000	482,546
1.673% 6/14/27 (c)	420,000	366,660
3.823% 11/3/28 (c)	400,000	363,448
6.534% 1/10/29 (c)	800,000	809,778
Santander UK PLC 4% 3/13/24	100,000	98,640
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,364,864
2.174% 1/14/27	1,400,000	1,242,424
2.348% 1/15/25	800,000	754,428
2.632% 7/14/26	1,520,000	1,388,109
3.01% 10/19/26	240,000	220,510
3.544% 1/17/28	430,000	396,555
3.748% 7/19/23	115,000	114,316
3.936% 10/16/23	1,740,000	1,724,279
5.52% 1/13/28	650,000	648,283
SVB Financial Group:
1.8% 10/28/26	360,000	313,839
4.345% 4/29/28 (c)	120,000	114,252
Synchrony Bank 5.625% 8/23/27	500,000	488,999
The Toronto-Dominion Bank:
0.55% 3/4/24	4,440,000	4,229,221
0.75% 1/6/26	520,000	458,916
1.2% 6/3/26	390,000	341,716
2.65% 6/12/24	1,550,000	1,498,674
3.25% 3/11/24	280,000	273,961
3.625% 9/15/31 (c)	630,000	585,830
4.108% 6/8/27	520,000	498,437
5.156% 1/10/28	700,000	696,752
Truist Financial Corp.:
1.2% 8/5/25	1,100,000	1,000,603
1.267% 3/2/27 (c)	937,000	833,892
U.S. Bancorp:
2.375% 7/22/26	380,000	348,528
3.6% 9/11/24	1,360,000	1,327,434
3.7% 1/30/24	610,000	600,399
3.95% 11/17/25	2,530,000	2,454,631
5.727% 10/21/26 (c)	1,000,000	1,012,348
Wells Fargo & Co.:
0.805% 5/19/25 (c)	2,500,000	2,360,191
2.188% 4/30/26 (c)	510,000	474,188
2.393% 6/2/28 (c)	2,160,000	1,909,620
2.406% 10/30/25 (c)	1,390,000	1,318,433
3% 2/19/25	600,000	574,418
3% 10/23/26	100,000	92,302
3.196% 6/17/27 (c)	2,580,000	2,393,595
3.55% 9/29/25	1,350,000	1,292,076
3.584% 5/22/28 (c)	600,000	555,152
3.75% 1/24/24	960,000	945,577
3.908% 4/25/26 (c)	1,200,000	1,157,469
4.1% 6/3/26	460,000	441,549
4.54% 8/15/26 (c)	2,000,000	1,951,556
Westpac Banking Corp.:
2.85% 5/13/26	330,000	307,655
2.894% 2/4/30 (c)	630,000	585,667
3.3% 2/26/24	2,690,000	2,633,926
3.35% 3/8/27	360,000	338,345
3.65% 5/15/23	60,000	59,812
4.043% 8/26/27	560,000	541,750
4.322% 11/23/31 (c)	720,000	678,558
5.457% 11/18/27	420,000	427,060
		196,229,731
Capital Markets - 2.7%
Ameriprise Financial, Inc. 3% 4/2/25	820,000	784,322
Ares Capital Corp.:
2.15% 7/15/26	100,000	86,155
2.875% 6/15/27	250,000	217,534
3.25% 7/15/25	150,000	139,527
3.875% 1/15/26	800,000	742,195
4.2% 6/10/24	1,550,000	1,516,723
Bank of New York Mellon Corp.:
0.75% 1/28/26	540,000	479,199
3.4% 5/15/24	730,000	713,645
3.65% 2/4/24	2,550,000	2,511,523
4.414% 7/24/26 (c)	2,000,000	1,961,797
4.543% 2/1/29 (c)	1,000,000	971,693
BlackRock, Inc. 3.5% 3/18/24	410,000	403,260
Brookfield Finance, Inc. 3.9% 1/25/28	470,000	437,612
Charles Schwab Corp.:
0.75% 3/18/24	686,000	654,164
0.9% 3/11/26	940,000	828,223
2.45% 3/3/27	1,020,000	925,080
3.55% 2/1/24	450,000	442,857
3.85% 5/21/25	1,100,000	1,069,060
CME Group, Inc. 3% 3/15/25	310,000	298,148
Credit Suisse AG:
0.495% 2/2/24	1,200,000	1,131,332
1.25% 8/7/26	430,000	351,441
2.95% 4/9/25	1,500,000	1,362,131
5% 7/9/27	520,000	476,631
Credit Suisse Group AG:
3.75% 3/26/25	400,000	365,404
4.55% 4/17/26	920,000	821,912
Deutsche Bank AG 4.5% 4/1/25	500,000	482,115
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	910,083
Deutsche Bank AG New York Branch:
1.686% 3/19/26	400,000	359,020
2.129% 11/24/26 (c)	1,400,000	1,254,737
2.311% 11/16/27 (c)	1,610,000	1,397,886
2.552% 1/7/28 (c)	390,000	339,322
4.875% 12/1/32 (c)	220,000	193,268
6.119% 7/14/26 (c)	170,000	169,563
Franklin Resources, Inc. 2.85% 3/30/25	160,000	151,840
GE Capital Funding LLC 3.45% 5/15/25	330,000	315,936
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	550,000	499,360
1.093% 12/9/26 (c)	1,400,000	1,232,302
1.431% 3/9/27 (c)	1,660,000	1,463,107
1.948% 10/21/27 (c)	3,320,000	2,908,139
3.272% 9/29/25 (c)	800,000	769,104
3.615% 3/15/28 (c)	890,000	825,970
3.625% 2/20/24	440,000	432,101
3.691% 6/5/28 (c)	500,000	464,430
3.75% 2/25/26	1,170,000	1,118,180
4.25% 10/21/25	370,000	358,395
4.482% 8/23/28 (c)	1,640,000	1,571,744
Intercontinental Exchange, Inc. 3.1% 9/15/27	1,060,000	983,183
Jefferies Financial Group, Inc. 4.85% 1/15/27	300,000	293,991
Moody's Corp. 3.75% 3/24/25	450,000	435,238
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.0208% 11/10/23 (c)(d)	500,000	499,933
0.864% 10/21/25 (c)	2,300,000	2,118,591
0.985% 12/10/26 (c)	1,600,000	1,407,358
1.512% 7/20/27 (c)	4,650,000	4,059,081
1.593% 5/4/27 (c)	3,080,000	2,719,307
2.72% 7/22/25 (c)	1,040,000	997,215
3.591% 7/22/28 (c)	1,350,000	1,246,115
4.35% 9/8/26	120,000	115,380
5% 11/24/25	1,248,000	1,235,066
5.123% 2/1/29 (c)	1,500,000	1,473,014
6.25% 8/9/26	140,000	144,113
NASDAQ, Inc. 3.85% 6/30/26	270,000	258,038
Nomura Holdings, Inc.:
1.653% 7/14/26	1,160,000	1,013,195
1.851% 7/16/25	1,000,000	912,277
5.386% 7/6/27	240,000	237,677
S&P Global, Inc. 2.45% 3/1/27 (b)	650,000	591,605
State Street Corp.:
1.684% 11/18/27 (c)	450,000	397,773
3.3% 12/16/24	1,790,000	1,733,052
3.776% 12/3/24 (c)	1,290,000	1,273,457
4.857% 1/26/26 (c)	1,000,000	990,788
		62,043,617
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	300,000	278,303
1.75% 1/30/26	150,000	132,596
2.45% 10/29/26	2,512,000	2,214,508
2.875% 8/14/24	750,000	713,166
3.15% 2/15/24	400,000	390,124
3.65% 7/21/27	150,000	135,854
4.45% 10/1/25	440,000	422,721
4.5% 9/15/23	288,000	286,013
Ally Financial, Inc.:
1.45% 10/2/23	400,000	389,868
3.05% 6/5/23	1,000,000	993,215
5.125% 9/30/24	330,000	327,116
5.8% 5/1/25	1,900,000	1,901,255
American Express Co.:
2.5% 7/30/24	3,102,000	2,984,277
3.3% 5/3/27	540,000	504,555
3.375% 5/3/24	2,160,000	2,110,588
3.4% 2/22/24	200,000	195,883
3.95% 8/1/25	1,500,000	1,455,933
5.85% 11/5/27	240,000	247,056
Capital One Financial Corp.:
3.3% 10/30/24	440,000	424,807
3.75% 7/28/26	340,000	319,432
3.9% 1/29/24	1,270,000	1,251,813
4.2% 10/29/25	640,000	617,869
4.927% 5/10/28 (c)	1,660,000	1,607,270
Discover Financial Services 4.5% 1/30/26	100,000	96,805
Ford Motor Credit Co. LLC 3.81% 1/9/24	200,000	195,505
GE Capital International Funding Co. 3.373% 11/15/25	550,000	522,099
John Deere Capital Corp.:
0.625% 9/10/24	2,000,000	1,869,728
2.35% 3/8/27	1,260,000	1,145,696
2.8% 9/8/27	1,000,000	918,140
3.65% 10/12/23	450,000	445,987
Synchrony Financial:
3.7% 8/4/26	220,000	204,031
4.5% 7/23/25	448,000	431,347
Toyota Motor Credit Corp.:
0.5% 8/14/23	1,730,000	1,694,538
0.8% 10/16/25	560,000	502,231
0.8% 1/9/26	1,120,000	998,142
1.8% 2/13/25	100,000	93,738
2.9% 3/30/23	510,000	509,086
3% 4/1/25	860,000	823,136
3.95% 6/30/25	1,500,000	1,463,745
5.4% 11/10/25	1,500,000	1,514,708
		33,332,884
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. 3.125% 3/15/26	1,120,000	1,069,819
Blackstone Private Credit Fund:
2.625% 12/15/26	200,000	169,872
2.7% 1/15/25	960,000	894,644
3.25% 3/15/27	360,000	309,998
4.7% 3/24/25	1,000,000	964,487
BP Capital Markets America, Inc.:
3.017% 1/16/27	1,060,000	985,371
3.41% 2/11/26	790,000	754,096
Brixmor Operating Partnership LP:
3.9% 3/15/27	170,000	157,744
4.125% 6/15/26	500,000	470,553
Corebridge Financial, Inc. 3.65% 4/5/27 (b)	540,000	503,845
DH Europe Finance II SARL 2.2% 11/15/24	700,000	666,071
Jackson Financial, Inc. 5.17% 6/8/27	180,000	178,220
KfW:
0.375% 7/18/25	1,650,000	1,491,385
2.5% 11/20/24	1,590,000	1,524,047
2.625% 2/28/24	2,000,000	1,948,452
3% 5/20/27	5,800,000	5,492,800
Landwirtschaftliche Rentenbank 2.5% 11/15/27	2,460,000	2,266,108
National Rural Utilities Cooperative Finance Corp. 4.45% 3/13/26	1,500,000	1,468,828
Voya Financial, Inc. 5.65% 5/15/53 (c)	310,000	306,900
		21,623,240
Insurance - 0.5%
ACE INA Holdings, Inc.:
3.35% 5/15/24	880,000	859,735
3.35% 5/3/26	620,000	590,464
Allstate Corp.:
0.75% 12/15/25	590,000	523,307
3.15% 6/15/23	100,000	99,464
5.75% 8/15/53 (c)	320,000	313,588
American International Group, Inc.:
2.5% 6/30/25	1,700,000	1,600,169
4.125% 2/15/24	620,000	611,810
Aon PLC 3.875% 12/15/25	570,000	549,090
Athene Holding Ltd. 4.125% 1/12/28	320,000	299,205
Brighthouse Financial, Inc. 3.7% 6/22/27	300,000	280,429
Manulife Financial Corp.:
ICE USD Swap Rate 11am NY 5Y + 1.640% 4.061% 2/24/32 (c)(d)	230,000	213,523
2.484% 5/19/27	520,000	471,177
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	1,140,000	1,098,872
3.875% 3/15/24	732,000	719,702
MetLife, Inc. 3.6% 4/10/24	200,000	195,667
Pricoa Global Funding I 5.625% 6/15/43 (c)	1,030,000	1,024,850
Progressive Corp. 2.5% 3/15/27	350,000	318,889
Prudential Financial, Inc.:
1.5% 3/10/26	160,000	144,207
5.2% 3/15/44 (c)	220,000	215,620
Willis Group North America, Inc. 4.65% 6/15/27	300,000	289,836
		10,419,604
Thrifts & Mortgage Finance - 0.0%
Delta Air Lines Pass Through Trust 3.204% 10/25/25	170,000	166,502
TOTAL FINANCIALS		323,815,578
HEALTH CARE - 2.5%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	1,010,000	963,017
2.95% 11/21/26	1,830,000	1,688,847
3.2% 5/14/26	100,000	93,955
3.8% 3/15/25	800,000	776,057
3.85% 6/15/24	1,845,000	1,810,328
Amgen, Inc.:
1.9% 2/21/25	600,000	561,011
3.2% 11/2/27	1,460,000	1,348,210
3.625% 5/22/24	730,000	713,797
5.15% 3/2/28 (e)	1,000,000	996,043
Gilead Sciences, Inc.:
2.95% 3/1/27	110,000	101,884
3.5% 2/1/25	2,490,000	2,411,914
3.65% 3/1/26	210,000	200,549
		11,665,612
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.95% 3/15/25	850,000	816,418
3.875% 9/15/25	670,000	650,001
Baxter International, Inc. 1.915% 2/1/27	1,200,000	1,046,420
Becton, Dickinson & Co.:
3.363% 6/6/24	993,000	967,606
3.7% 6/6/27	610,000	576,004
Boston Scientific Corp. 3.45% 3/1/24	1,498,000	1,470,233
GE Healthcare Holding LLC 5.65% 11/15/27 (b)	890,000	901,926
Stryker Corp.:
1.15% 6/15/25	1,090,000	993,177
3.375% 5/15/24	540,000	527,021
Zimmer Biomet Holdings, Inc.:
3.05% 1/15/26	250,000	235,105
3.55% 4/1/25	870,000	837,171
		9,021,082
Health Care Providers & Services - 0.8%
Aetna, Inc. 3.5% 11/15/24	980,000	949,471
Cardinal Health, Inc. 3.41% 6/15/27	730,000	680,102
Centene Corp. 4.25% 12/15/27	770,000	711,519
Cigna Group:
1.25% 3/15/26	1,280,000	1,137,910
3.25% 4/15/25	800,000	768,502
3.75% 7/15/23	707,000	702,115
4.5% 2/25/26	130,000	127,036
CVS Health Corp.:
1.3% 8/21/27	1,080,000	910,042
2.625% 8/15/24	224,000	215,769
2.875% 6/1/26	530,000	492,912
3% 8/15/26	560,000	519,600
3.375% 8/12/24	1,310,000	1,272,103
Elevance Health, Inc.:
2.375% 1/15/25	1,560,000	1,476,828
3.65% 12/1/27	460,000	431,474
HCA Holdings, Inc.:
4.5% 2/15/27	820,000	786,051
5.25% 4/15/25	700,000	693,114
5.25% 6/15/26	1,730,000	1,702,917
5.375% 9/1/26	260,000	256,210
Humana, Inc. 1.35% 2/3/27	1,115,000	959,941
Sabra Health Care LP 5.125% 8/15/26	210,000	198,634
UnitedHealth Group, Inc.:
1.15% 5/15/26	886,000	785,514
2.375% 8/15/24	400,000	383,985
3.5% 6/15/23	200,000	199,138
5.25% 2/15/28	1,250,000	1,267,000
Universal Health Services, Inc. 1.65% 9/1/26	270,000	234,440
		17,862,327
Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc. 0.85% 9/15/24	200,000	186,091
Thermo Fisher Scientific, Inc. 4.8% 11/21/27	360,000	359,785
		545,876
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 1.2% 5/28/26	2,000,000	1,771,520
AstraZeneca PLC 3.5% 8/17/23	510,000	505,549
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,100,000	985,335
2.9% 7/26/24	1,700,000	1,647,742
3.2% 6/15/26	296,000	280,226
GlaxoSmithKline Capital PLC 3% 6/1/24	240,000	233,682
GlaxoSmithKline Capital, Inc. 3.625% 5/15/25	1,000,000	970,486
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	1,230,000	1,143,704
Johnson & Johnson:
0.55% 9/1/25	1,000,000	902,462
0.95% 9/1/27	580,000	496,354
2.45% 3/1/26	640,000	599,349
2.625% 1/15/25	700,000	672,576
Merck & Co., Inc. 1.7% 6/10/27	2,000,000	1,766,263
Novartis Capital Corp.:
1.75% 2/14/25	200,000	187,815
3% 11/20/25	1,010,000	961,051
3.1% 5/17/27	120,000	112,747
3.4% 5/6/24	385,000	377,195
Pfizer, Inc.:
2.75% 6/3/26	620,000	582,336
2.95% 3/15/24	720,000	703,558
3% 12/15/26	110,000	103,408
3.2% 9/15/23	700,000	692,698
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	684,000	673,870
3.2% 9/23/26	480,000	446,826
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,260,000	1,178,331
Viatris, Inc. 1.65% 6/22/25	240,000	218,465
Zoetis, Inc. 3% 9/12/27	480,000	442,788
		18,656,336
TOTAL HEALTH CARE		57,751,233
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	180,000	164,052
2.375% 11/15/24	290,000	276,198
3.25% 4/1/25	120,000	115,563
3.5% 5/15/25	820,000	793,158
Huntington Ingalls Industries, Inc. 3.844% 5/1/25	210,000	201,718
Lockheed Martin Corp. 3.55% 1/15/26	376,000	363,309
Northrop Grumman Corp. 2.93% 1/15/25	1,460,000	1,397,679
Raytheon Technologies Corp.:
3.5% 3/15/27	1,010,000	955,945
3.65% 8/16/23	18,000	17,851
3.95% 8/16/25	1,320,000	1,282,783
The Boeing Co.:
1.95% 2/1/24	1,320,000	1,274,837
2.196% 2/4/26	2,740,000	2,488,879
2.75% 2/1/26	350,000	324,381
2.8% 3/1/23	60,000	60,000
2.85% 10/30/24	950,000	908,559
3.1% 5/1/26	100,000	93,100
4.508% 5/1/23	310,000	309,557
4.875% 5/1/25	1,790,000	1,764,942
		12,792,511
Air Freight & Logistics - 0.1%
FedEx Corp. 3.25% 4/1/26	310,000	293,392
United Parcel Service, Inc.:
2.4% 11/15/26	210,000	193,080
2.5% 4/1/23	800,000	798,136
2.8% 11/15/24	130,000	125,154
3.05% 11/15/27	530,000	491,784
3.9% 4/1/25	420,000	410,445
		2,311,991
Airlines - 0.1%
Southwest Airlines Co.:
5.125% 6/15/27	870,000	857,522
5.25% 5/4/25	980,000	975,942
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	231,520	224,413
		2,057,877
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	1,362,000	1,279,170
Owens Corning 3.4% 8/15/26	260,000	243,387
		1,522,557
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	195,350
Republic Services, Inc.:
2.5% 8/15/24	100,000	95,971
2.9% 7/1/26	530,000	492,841
3.2% 3/15/25	130,000	124,477
Waste Management, Inc.:
0.75% 11/15/25	290,000	257,880
2.4% 5/15/23	390,000	387,615
		1,554,134
Electrical Equipment - 0.0%
Hubbell, Inc. 3.35% 3/1/26	110,000	103,987
Industrial Conglomerates - 0.1%
3M Co.:
2.25% 9/19/26	250,000	226,679
2.65% 4/15/25	55,000	52,101
2.875% 10/15/27	410,000	373,057
Honeywell International, Inc.:
1.1% 3/1/27	330,000	286,906
1.35% 6/1/25	1,100,000	1,015,227
2.3% 8/15/24	110,000	105,539
2.5% 11/1/26	410,000	378,818
		2,438,327
Machinery - 0.4%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	400,000	390,079
0.95% 1/10/24	100,000	96,374
1.1% 9/14/27	680,000	581,491
1.15% 9/14/26	420,000	368,899
1.45% 5/15/25	1,120,000	1,036,208
1.7% 1/8/27	370,000	333,404
2.85% 5/17/24	1,180,000	1,147,223
3.25% 12/1/24	860,000	834,931
3.45% 5/15/23	130,000	129,586
Caterpillar, Inc. 3.4% 5/15/24	750,000	734,894
Deere & Co. 2.75% 4/15/25	460,000	438,758
Illinois Tool Works, Inc. 3.5% 3/1/24	290,000	286,088
Ingersoll-Rand Luxembourg Finance SA 3.5% 3/21/26	310,000	293,461
Otis Worldwide Corp. 2.056% 4/5/25	550,000	513,073
Parker Hannifin Corp.:
2.7% 6/14/24	440,000	424,674
4.25% 9/15/27	800,000	765,371
Stanley Black & Decker, Inc. 3.4% 3/1/26	610,000	577,391
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	410,000	385,957
3.45% 11/15/26	280,000	258,675
4.4% 3/15/24	100,000	98,515
		9,695,052
Professional Services - 0.0%
Leidos, Inc. 3.625% 5/15/25	210,000	201,858
Thomson Reuters Corp. 3.35% 5/15/26	260,000	245,139
		446,997
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3% 3/15/23	890,000	889,297
3.25% 6/15/27	100,000	94,440
3.4% 9/1/24	970,000	944,281
3.85% 9/1/23	730,000	725,063
Canadian National Railway Co. 2.75% 3/1/26	100,000	93,615
Canadian Pacific Railway Co. 1.75% 12/2/26	1,133,000	1,003,357
CSX Corp. 3.35% 11/1/25	760,000	725,560
Norfolk Southern Corp. 2.9% 6/15/26	490,000	455,132
Union Pacific Corp.:
2.15% 2/5/27	100,000	90,405
2.75% 4/15/23	50,000	49,832
2.75% 3/1/26	740,000	693,631
3.75% 3/15/24	410,000	402,860
3.75% 7/15/25	120,000	116,449
		6,283,922
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	570,000	543,164
2.2% 1/15/27	280,000	245,996
3.375% 7/1/25	2,230,000	2,102,649
3.625% 4/1/27	180,000	165,409
3.625% 12/1/27	570,000	518,157
3.875% 7/3/23	230,000	228,830
4.25% 2/1/24	670,000	660,527
		4,464,732
TOTAL INDUSTRIALS		43,672,087
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.95% 2/28/26	670,000	634,561
3.625% 3/4/24	1,490,000	1,467,835
		2,102,396
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
4% 7/15/24	710,000	695,708
5.45% 6/15/23	169,000	168,882
5.85% 7/15/25	2,110,000	2,122,791
6.02% 6/15/26	630,000	637,755
6.1% 7/15/27	480,000	493,229
Flex Ltd.:
3.75% 2/1/26	280,000	266,142
4.75% 6/15/25	100,000	97,698
Teledyne Technologies, Inc. 1.6% 4/1/26	180,000	160,810
Vontier Corp. 1.8% 4/1/26	210,000	182,652
		4,825,667
IT Services - 0.7%
Automatic Data Processing, Inc. 3.375% 9/15/25	420,000	404,421
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	250,000	222,024
4.125% 5/1/25	250,000	238,739
5.5% 12/1/24	100,000	99,166
Fidelity National Information Services, Inc. 1.15% 3/1/26	609,000	533,995
Fiserv, Inc.:
2.75% 7/1/24	2,250,000	2,166,362
3.2% 7/1/26	280,000	261,234
3.85% 6/1/25	100,000	96,280
Global Payments, Inc.:
1.2% 3/1/26	1,157,000	1,011,412
2.15% 1/15/27	200,000	175,262
2.65% 2/15/25	290,000	273,566
4.95% 8/15/27	160,000	154,753
IBM Corp.:
1.7% 5/15/27	1,110,000	972,983
3% 5/15/24	1,400,000	1,361,059
3.45% 2/19/26	1,290,000	1,229,598
4.15% 7/27/27	570,000	550,871
MasterCard, Inc.:
2% 3/3/25	1,100,000	1,036,931
3.3% 3/26/27	800,000	756,486
PayPal Holdings, Inc.:
1.65% 6/1/25	1,300,000	1,204,730
2.4% 10/1/24	320,000	306,351
3.9% 6/1/27	170,000	163,735
The Western Union Co.:
1.35% 3/15/26	330,000	290,384
2.85% 1/10/25	100,000	94,975
Visa, Inc.:
0.75% 8/15/27	600,000	509,058
2.75% 9/15/27	340,000	314,272
3.15% 12/14/25	2,600,000	2,481,770
		16,910,417
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.95% 4/1/25	570,000	544,897
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	450,000	424,414
Broadcom, Inc.:
3.15% 11/15/25	1,846,000	1,738,417
3.459% 9/15/26	691,000	645,888
Intel Corp.:
2.6% 5/19/26	100,000	92,822
3.4% 3/25/25	1,643,000	1,586,759
3.7% 7/29/25	450,000	435,272
3.75% 3/25/27	350,000	334,107
3.75% 8/5/27	870,000	827,388
4.875% 2/10/28	150,000	147,809
Marvell Technology, Inc. 1.65% 4/15/26	270,000	241,690
Microchip Technology, Inc.:
2.67% 9/1/23	800,000	787,781
4.25% 9/1/25	600,000	581,022
4.333% 6/1/23	390,000	388,742
Micron Technology, Inc.:
4.185% 2/15/27	330,000	312,373
4.975% 2/6/26	210,000	207,456
NVIDIA Corp. 0.584% 6/14/24	1,500,000	1,414,232
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	960,000	899,280
3.875% 6/18/26	170,000	161,131
4.4% 6/1/27	290,000	277,004
Qualcomm, Inc.:
2.9% 5/20/24	1,020,000	992,346
3.25% 5/20/27	1,050,000	987,596
		14,028,426
Software - 0.6%
Fortinet, Inc. 1% 3/15/26	210,000	184,027
Microsoft Corp.:
2.375% 5/1/23	590,000	587,361
2.7% 2/12/25	2,120,000	2,039,053
2.875% 2/6/24	1,630,000	1,594,628
3.125% 11/3/25	620,000	594,142
3.3% 2/6/27	310,000	296,176
Oracle Corp.:
1.65% 3/25/26	2,766,000	2,472,526
2.5% 4/1/25	1,700,000	1,602,808
2.65% 7/15/26	840,000	767,568
2.8% 4/1/27	440,000	399,095
5.8% 11/10/25	1,250,000	1,264,775
Roper Technologies, Inc.:
1% 9/15/25	518,000	466,657
3.65% 9/15/23	360,000	356,184
3.8% 12/15/26	280,000	266,293
VMware, Inc.:
0.6% 8/15/23	620,000	606,525
1.4% 8/15/26	1,177,000	1,016,484
3.9% 8/21/27	440,000	410,825
4.5% 5/15/25	100,000	97,973
		15,023,100
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
0.55% 8/20/25	1,100,000	991,728
0.7% 2/8/26	1,100,000	976,137
1.125% 5/11/25	1,500,000	1,385,313
1.8% 9/11/24	2,870,000	2,734,606
2.45% 8/4/26	100,000	92,568
2.5% 2/9/25	1,100,000	1,051,899
2.75% 1/13/25	600,000	576,466
2.9% 9/12/27	460,000	427,670
3% 6/20/27	640,000	601,422
3% 11/13/27	260,000	242,178
3.25% 2/23/26	1,530,000	1,463,432
3.45% 5/6/24	100,000	98,171
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (c)	1,310,000	1,299,027
HP, Inc.:
1.45% 6/17/26	1,000,000	877,909
3% 6/17/27	200,000	181,874
		13,000,400
TOTAL INFORMATION TECHNOLOGY		65,890,406
MATERIALS - 0.4%
Chemicals - 0.2%
Celanese U.S. Holdings LLC 6.165% 7/15/27	1,380,000	1,369,772
Eastman Chemical Co. 3.8% 3/15/25	160,000	154,859
Ecolab, Inc. 5.25% 1/15/28	570,000	575,523
LYB International Finance III LLC 1.25% 10/1/25	800,000	716,070
PPG Industries, Inc. 1.2% 3/15/26	330,000	292,027
Sherwin-Williams Co.:
3.125% 6/1/24	1,090,000	1,060,015
3.45% 6/1/27	700,000	655,905
The Mosaic Co. 4.25% 11/15/23	380,000	377,113
		5,201,284
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 0.65% 7/15/23	250,000	245,759
Containers & Packaging - 0.1%
Berry Global, Inc.:
0.95% 2/15/24	800,000	763,745
1.57% 1/15/26	280,000	249,591
1.65% 1/15/27	120,000	102,985
WRKCo, Inc.:
3% 9/15/24	190,000	181,655
4.65% 3/15/26	340,000	332,931
		1,630,907
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 4.75% 2/28/28	440,000	434,727
Nucor Corp.:
2% 6/1/25	240,000	223,279
3.95% 5/23/25	440,000	427,878
Southern Copper Corp. 3.875% 4/23/25	240,000	231,048
Vale Overseas Ltd. 6.25% 8/10/26	640,000	650,920
		1,967,852
TOTAL MATERIALS		9,045,802
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexandria Real Estate Equities, Inc. 3.45% 4/30/25	520,000	498,648
American Tower Corp.:
1.3% 9/15/25	677,000	608,675
1.6% 4/15/26	880,000	783,158
3.375% 5/15/24	763,000	742,574
3.65% 3/15/27	690,000	642,505
4.4% 2/15/26	290,000	281,593
AvalonBay Communities, Inc.:
2.95% 5/11/26	430,000	401,318
3.45% 6/1/25	620,000	595,075
Boston Properties, Inc.:
2.75% 10/1/26	640,000	577,617
3.65% 2/1/26	320,000	303,119
3.8% 2/1/24	520,000	510,887
Crown Castle International Corp.:
1.05% 7/15/26	250,000	216,444
1.35% 7/15/25	439,000	398,716
2.9% 3/15/27	560,000	508,723
3.65% 9/1/27	370,000	344,212
3.7% 6/15/26	480,000	454,384
4.45% 2/15/26	260,000	252,801
EPR Properties 4.5% 6/1/27	400,000	355,796
Equinix, Inc. 1.45% 5/15/26	491,000	433,243
Federal Realty Investment Trust 1.25% 2/15/26	290,000	257,551
Healthcare Trust of America Holdings LP 3.5% 8/1/26	240,000	223,101
Healthpeak Properties, Inc. 1.35% 2/1/27	540,000	470,321
Hudson Pacific Properties LP 3.95% 11/1/27	130,000	112,356
Kilroy Realty LP 4.375% 10/1/25	300,000	287,947
Kimco Realty Op LLC 3.3% 2/1/25	1,630,000	1,562,243
National Retail Properties, Inc. 4% 11/15/25	240,000	231,104
Office Properties Income Trust 4.5% 2/1/25	730,000	671,617
Omega Healthcare Investors, Inc. 5.25% 1/15/26	500,000	490,142
Realty Income Corp.:
4.6% 2/6/24	450,000	446,271
4.625% 11/1/25	1,380,000	1,356,089
4.875% 6/1/26	340,000	336,824
5.05% 1/13/26	500,000	495,198
Simon Property Group LP:
2% 9/13/24	970,000	922,440
3.25% 11/30/26	380,000	354,378
3.3% 1/15/26	800,000	758,943
3.375% 6/15/27	100,000	93,070
3.5% 9/1/25	360,000	345,165
SITE Centers Corp. 3.625% 2/1/25	320,000	303,632
Ventas Realty LP:
3.5% 4/15/24	100,000	97,273
3.5% 2/1/25	931,000	893,897
4.125% 1/15/26	120,000	115,503
VICI Properties LP 4.75% 2/15/28	550,000	518,832
Vornado Realty LP 2.15% 6/1/26	400,000	342,718
Welltower Op:
3.625% 3/15/24	1,080,000	1,057,640
4% 6/1/25	320,000	309,325
4.25% 4/1/26	140,000	135,051
WP Carey, Inc. 4% 2/1/25	570,000	556,036
		22,654,155
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/27	170,000	143,415
CBRE Group, Inc. 4.875% 3/1/26	250,000	244,618
Digital Realty Trust LP 3.7% 8/15/27	660,000	611,162
Essex Portfolio LP 3.5% 4/1/25	630,000	605,607
Mid-America Apartments LP 4% 11/15/25	480,000	463,162
Tanger Properties LP 3.875% 7/15/27	210,000	192,839
		2,260,803
TOTAL REAL ESTATE		24,914,958
UTILITIES - 2.0%
Electric Utilities - 1.4%
AEP Transmission Co. LLC 3.1% 12/1/26	180,000	168,343
American Electric Power Co., Inc.:
0.75% 11/1/23	880,000	852,545
1% 11/1/25	260,000	231,529
2.031% 3/15/24	1,110,000	1,069,070
3.2% 11/13/27	510,000	467,679
Cleco Corporate Holdings LLC 3.743% 5/1/26	220,000	206,448
Connecticut Light & Power Co.:
0.75% 12/1/25	100,000	88,796
3.2% 3/15/27	230,000	215,985
DTE Electric Co. 3.65% 3/15/24	360,000	353,295
Duke Energy Carolinas LLC 2.95% 12/1/26	240,000	223,434
Duke Energy Corp.:
0.9% 9/15/25	100,000	89,424
2.65% 9/1/26	340,000	310,492
3.25% 1/15/82 (c)	220,000	173,712
3.75% 4/15/24	1,100,000	1,079,485
3.95% 10/15/23	1,460,000	1,445,100
Duke Energy Florida LLC 3.2% 1/15/27	260,000	244,285
Edison International:
4.7% 8/15/25	110,000	107,211
5.75% 6/15/27	280,000	281,220
Entergy Corp. 0.9% 9/15/25	1,100,000	978,016
Entergy Louisiana LLC 2.4% 10/1/26	490,000	441,785
Eversource Energy:
2.9% 10/1/24	780,000	749,555
2.9% 3/1/27	160,000	146,468
3.8% 12/1/23	480,000	473,707
Exelon Corp.:
2.75% 3/15/27	600,000	543,978
3.4% 4/15/26	100,000	94,265
3.95% 6/15/25	630,000	609,832
FirstEnergy Corp. 2.05% 3/1/25	340,000	317,169
Florida Power & Light Co.:
2.85% 4/1/25	389,000	372,409
3.125% 12/1/25	530,000	504,017
Fortis, Inc. 3.055% 10/4/26	460,000	427,123
Georgia Power Co. 2.1% 7/30/23	910,000	897,821
Interstate Power and Light Co. 3.25% 12/1/24	200,000	192,541
NextEra Energy Capital Holdings, Inc.:
0.65% 3/1/23	770,000	770,000
1.875% 1/15/27	430,000	378,859
4.625% 7/15/27	1,130,000	1,098,224
4.9% 2/28/28	1,500,000	1,482,121
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	340,000	303,503
2.75% 6/1/24	770,000	745,673
Pacific Gas & Electric Co.:
2.95% 3/1/26	210,000	192,890
3.15% 1/1/26	1,470,000	1,363,631
3.3% 12/1/27	180,000	160,443
3.45% 7/1/25	240,000	225,505
3.5% 6/15/25	240,000	227,491
4.25% 8/1/23	930,000	925,011
4.95% 6/8/25	140,000	137,131
5.45% 6/15/27	310,000	302,753
Pinnacle West Capital Corp. 1.3% 6/15/25	140,000	126,867
PPL Capital Funding, Inc. 3.1% 5/15/26	270,000	252,543
Public Service Electric & Gas Co.:
0.95% 3/15/26	180,000	159,329
2.25% 9/15/26	260,000	236,375
Southern California Edison Co. 3.7% 8/1/25	1,680,000	1,613,567
Southern Co.:
2.95% 7/1/23	1,620,000	1,606,479
3.25% 7/1/26	1,890,000	1,762,249
5.15% 10/6/25	2,000,000	1,992,066
Southwestern Electric Power Co. 2.75% 10/1/26	320,000	292,151
Union Electric Co. 2.95% 6/15/27	170,000	157,440
Virginia Electric & Power Co.:
2.95% 11/15/26	420,000	387,495
3.15% 1/15/26	360,000	340,844
Xcel Energy, Inc.:
1.75% 3/15/27	590,000	517,859
3.3% 6/1/25	100,000	95,456
		32,210,694
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	3,041,000	2,901,384
ONE Gas, Inc. 1.1% 3/11/24	114,000	109,007
Southern California Gas Co.:
2.6% 6/15/26	510,000	471,030
2.95% 4/15/27	460,000	425,762
3.15% 9/15/24	230,000	222,184
		4,129,367
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 3.55% 6/15/26	390,000	366,108
Exelon Generation Co. LLC 3.25% 6/1/25	1,280,000	1,216,788
Southern Power Co. 4.15% 12/1/25	380,000	370,907
The AES Corp. 1.375% 1/15/26	330,000	292,038
		2,245,841
Multi-Utilities - 0.4%
Ameren Corp. 2.5% 9/15/24	400,000	381,136
Berkshire Hathaway Energy Co. 4.05% 4/15/25	1,000,000	978,145
CenterPoint Energy, Inc. 1.45% 6/1/26	370,000	327,625
Dominion Energy, Inc. 1.45% 4/15/26	1,900,000	1,687,467
DTE Energy Co.:
1.05% 6/1/25	920,000	833,258
2.85% 10/1/26	100,000	91,775
NiSource, Inc. 0.95% 8/15/25	1,343,000	1,210,830
Public Service Enterprise Group, Inc. 2.875% 6/15/24	1,300,000	1,254,860
San Diego Gas & Electric Co. 2.5% 5/15/26	280,000	257,127
Sempra Energy 3.25% 6/15/27	1,150,000	1,060,624
WEC Energy Group, Inc.:
0.8% 3/15/24	710,000	676,299
4.75% 1/15/28	320,000	313,521
		9,072,667
Water Utilities - 0.0%
American Water Capital Corp. 2.95% 9/1/27	270,000	247,456
TOTAL UTILITIES		47,906,025
TOTAL NONCONVERTIBLE BONDS (Cost $779,803,714)		732,994,667

U.S. Government and Government Agency Obligations - 65.2%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.0%
Fannie Mae:
0.375% 8/25/25	1,805,000	1,623,032
0.5% 6/17/25	16,180,000	14,704,504
0.625% 4/22/25	6,334,000	5,800,145
1.625% 10/15/24	800,000	758,325
1.75% 7/2/24	860,000	822,653
Federal Farm Credit Bank 4.125% 12/12/25	8,573,000	8,340,452
Federal Home Loan Bank:
0.375% 9/4/25	460,000	413,943
0.5% 4/14/25	695,000	635,961
0.79% 2/25/26	7,900,000	6,994,818
1.5% 8/15/24	125,000	118,721
Freddie Mac:
0.375% 7/21/25	1,600,000	1,444,201
0.375% 9/23/25	1,156,000	1,038,905
1.5% 2/12/25	1,590,000	1,492,583
2.75% 6/19/23	195,000	193,636
Tennessee Valley Authority 0.75% 5/15/25	2,550,000	2,328,724
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		46,710,603
U.S. Treasury Obligations - 63.2%
U.S. Treasury Bonds:
6.75% 8/15/26	6,360,000	6,831,783
7.5% 11/15/24	20,390,000	21,267,726
U.S. Treasury Notes:
0.125% 6/30/23	6,000	5,905
0.125% 7/31/23	16,000	15,678
0.125% 8/15/23	15,000	14,665
0.125% 2/15/24	1,154,000	1,099,816
0.25% 3/15/24	2,000	1,902
0.25% 5/15/24	2,574,000	2,427,805
0.25% 5/31/25	85,050,000	77,036,695
0.25% 9/30/25	19,000	17,033
0.375% 4/15/24	3,846,000	3,647,540
0.375% 7/15/24	53,074,000	49,779,680
0.375% 8/15/24	46,116,000	43,104,049
0.375% 4/30/25	50,090,000	45,632,772
0.375% 12/31/25	10,584,000	9,442,499
0.375% 7/31/27	9,980,000	8,438,558
0.375% 9/30/27	66,200,000	55,677,820
0.5% 11/30/23	16,000	15,463
0.5% 3/31/25	63,210,000	57,926,039
0.5% 2/28/26	93,461,000	83,089,005
0.5% 4/30/27	10,020,000	8,590,976
0.5% 5/31/27	35,410,000	30,254,802
0.5% 6/30/27	35,500,000	30,262,363
0.5% 8/31/27	8,110,000	6,878,927
0.5% 10/31/27	9,910,000	8,362,337
0.625% 10/15/24	48,120,000	44,885,058
0.625% 12/31/27	41,140,000	34,776,156
0.75% 11/15/24	31,810,000	29,639,216
0.75% 3/31/26	14,241,000	12,742,914
0.75% 4/30/26	64,911,000	57,864,607
0.75% 8/31/26	76,902,000	67,872,023
0.875% 6/30/26	35,603,000	31,731,174
1% 12/15/24	36,690,000	34,246,389
1.125% 1/15/25	30,305,000	28,296,110
1.125% 2/28/25	9,000	8,374
1.125% 10/31/26	32,134,000	28,624,365
1.125% 2/28/27	400,000	354,109
1.125% 2/29/28	55,610,000	48,002,726
1.25% 8/31/24	12,300,000	11,626,863
1.25% 12/31/26	36,690,000	32,715,728
1.5% 2/29/24	1,590,000	1,534,039
1.5% 9/30/24	12,190,000	11,547,168
1.5% 11/30/24	19,345,000	18,245,509
1.5% 1/31/27	13,004,000	11,686,329
1.625% 11/30/26	53,920,000	48,915,550
1.75% 6/30/24	63,654,000	60,936,273
1.75% 12/31/24 (f)	29,092,000	27,510,123
1.75% 3/15/25	29,930,000	28,157,480
1.875% 8/31/24	27,980,000	26,697,948
2% 5/31/24	875,000	842,051
2% 11/15/26	44,090,000	40,552,466
2.125% 3/31/24	1,509,000	1,460,960
2.125% 11/30/24	33,650,000	32,085,801
2.125% 5/15/25	9,060,000	8,570,194
2.25% 1/31/24	7,000	6,820
2.25% 3/31/24	820,000	794,952
2.5% 3/31/27	25,440,000	23,726,775
2.625% 5/31/27	9,720,000	9,096,173
2.75% 4/30/27	39,950,000	37,601,377
2.75% 7/31/27	70,600,000	66,325,390
3% 6/30/24	5,490,000	5,341,598
TOTAL U.S. TREASURY OBLIGATIONS		1,474,842,626
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,578,844,523)		1,521,553,229

Foreign Government and Government Agency Obligations - 1.1%
	Principal Amount (a)	Value ($)
Alberta Province 1% 5/20/25	2,100,000	1,927,317
British Columbia Province 2.25% 6/2/26	800,000	742,056
Chilean Republic:
2.75% 1/31/27	760,000	695,543
3.125% 3/27/25	320,000	309,360
Export Development Canada:
2.625% 2/21/24	200,000	194,770
2.75% 3/15/23	150,000	149,882
Hungarian Republic 5.75% 11/22/23	20,000	19,991
Italian Republic:
1.25% 2/17/26	910,000	796,373
2.375% 10/17/24	860,000	812,419
6.875% 9/27/23	770,000	773,868
Korean Republic:
3.875% 9/11/23	1,000,000	993,300
5.625% 11/3/25	120,000	120,817
Manitoba Province 2.6% 4/16/24	720,000	699,125
Ontario Province:
0.625% 1/21/26	900,000	800,938
2.5% 4/27/26	3,690,000	3,447,530
Panamanian Republic 3.75% 3/16/25	2,100,000	2,026,894
Peruvian Republic:
2.392% 1/23/26	880,000	817,465
7.35% 7/21/25	590,000	620,533
Philippine Republic:
4.2% 1/21/24	1,300,000	1,287,143
5.17% 10/13/27	1,000,000	1,008,860
10.625% 3/16/25	540,000	600,134
Polish Government:
3.25% 4/6/26	1,850,000	1,752,644
4% 1/22/24	730,000	719,871
Quebec Province:
2.5% 4/9/24	690,000	670,056
2.5% 4/20/26	1,250,000	1,170,963
2.75% 4/12/27	1,000,000	932,480
United Mexican States:
4.125% 1/21/26	750,000	730,875
5.4% 2/9/28	200,000	200,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,412,570)		25,021,307

Supranational Obligations - 2.2%
	Principal Amount (a)	Value ($)
African Development Bank:
0.875% 7/22/26	1,200,000	1,060,147
3% 9/20/23	240,000	237,055
Asian Development Bank:
0.375% 9/3/25	3,275,000	2,940,256
0.5% 2/4/26	9,620,000	8,546,254
1.5% 10/18/24	300,000	283,453
2.625% 1/30/24	650,000	633,977
Asian Infrastructure Investment Bank 0.5% 10/30/24	3,000,000	2,781,977
Corporacion Andina de Fomento:
1.625% 9/23/25	1,000,000	909,310
3.75% 11/23/23	190,000	187,302
Council of Europe Development Bank 1.375% 2/27/25	910,000	849,640
European Investment Bank:
2.25% 6/24/24	8,478,000	8,169,068
2.5% 10/15/24	2,050,000	1,972,654
3.125% 12/14/23	530,000	521,583
Inter-American Development Bank:
0.625% 7/15/25	750,000	682,093
0.875% 4/20/26	3,000,000	2,677,772
1.5% 1/13/27	3,500,000	3,138,203
2.625% 1/16/24	400,000	390,896
4% 1/12/28	1,900,000	1,873,690
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,708,844
0.5% 10/28/25	3,881,000	3,484,037
1.5% 8/28/24	850,000	806,324
1.625% 1/15/25	3,187,000	3,002,411
2.25% 3/28/24	1,000,000	968,722
2.5% 3/19/24	250,000	242,835
3% 9/27/23	490,000	483,776
International Finance Corp.:
0.375% 7/16/25	490,000	443,386
1.375% 10/16/24	1,706,000	1,607,839
2.875% 7/31/23	300,000	297,201
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $55,732,577)		51,900,705

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	945,000	883,297
Fifth Third Bank, Cincinnati 3.85% 3/15/26	420,000	397,442
KeyBank NA 5.85% 11/15/27	330,000	337,756
PNC Bank NA 4.2% 11/1/25	560,000	544,432
Truist Bank:
2.636% 9/17/29 (c)	1,270,000	1,196,574
3.689% 8/2/24 (c)	1,510,000	1,498,131
TOTAL BANK NOTES (Cost $5,128,399)		4,857,632

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (g)	4,067,646	4,068,459
Fidelity Securities Lending Cash Central Fund 4.63% (g)(h)	26,723,686	26,726,359
TOTAL MONEY MARKET FUNDS (Cost $30,794,818)		30,794,818

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $2,476,716,601)	2,367,122,358
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(31,991,572)
NET ASSETS - 100.0%	2,335,130,786

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,065,968 or 0.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	24,537,356	299,398,184	319,867,081	117,631	-	-	4,068,459	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	7,932,225	44,225,146	25,431,012	1,182	-	-	26,726,359	0.1%
Total	32,469,581	343,623,330	345,298,093	118,813	-	-	30,794,818

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	732,994,667	-	732,994,667	-

U.S. Government and Government Agency Obligations	1,521,553,229	-	1,521,553,229	-

Foreign Government and Government Agency Obligations	25,021,307	-	25,021,307	-

Supranational Obligations	51,900,705	-	51,900,705	-

Bank Notes	4,857,632	-	4,857,632	-

Money Market Funds	30,794,818	30,794,818	-	-
Total Investments in Securities:	2,367,122,358	30,794,818	2,336,327,540	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,128,147) - See accompanying schedule:
Unaffiliated issuers (cost $2,445,921,783)	$2,336,327,540
Fidelity Central Funds (cost $30,794,818)	30,794,818

Total Investment in Securities (cost $2,476,716,601)		$2,367,122,358
Cash		209,112
Receivable for investments sold		53,088,672
Receivable for fund shares sold		3,438,466
Interest receivable		11,039,945
Distributions receivable from Fidelity Central Funds		18,374
Other receivables		445
Total assets		2,434,917,372
Liabilities
Payable for investments purchased
Regular delivery	$68,782,530
Delayed delivery	998,260
Payable for fund shares redeemed	2,579,810
Distributions payable	641,186
Accrued management fee	58,441
Collateral on securities loaned	26,726,359
Total Liabilities		99,786,586
Net Assets		$2,335,130,786
Net Assets consist of:
Paid in capital		$2,515,347,622
Total accumulated earnings (loss)		(180,216,836)
Net Assets		$2,335,130,786
Net Asset Value , offering price and redemption price per share ($2,335,130,786 ÷ 247,049,450 shares)		$9.45

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$26,899,608
Income from Fidelity Central Funds (including $1,182 from security lending)		118,813
Total Income		27,018,421
Expenses
Management fee	$340,674
Independent trustees' fees and expenses	4,364
Total expenses before reductions	345,038
Expense reductions	(1,122)
Total expenses after reductions		343,916
Net Investment income (loss)		26,674,505
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(51,293,218)
Total net realized gain (loss)		(51,293,218)
Change in net unrealized appreciation (depreciation) on investment securities		8,427,657
Net gain (loss)		(42,865,561)
Net increase (decrease) in net assets resulting from operations		$(16,191,056)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,674,505	$25,039,092
Net realized gain (loss)	(51,293,218)	(35,873,613)
Change in net unrealized appreciation (depreciation)	8,427,657	(128,098,793)
Net increase (decrease) in net assets resulting from operations	(16,191,056)	(138,933,314)
Distributions to shareholders	(15,865,016)	(23,456,255)
Share transactions
Proceeds from sales of shares	474,633,936	1,348,248,841
Reinvestment of distributions	12,284,645	18,585,265
Cost of shares redeemed	(430,609,594)	(942,969,160)
Net increase (decrease) in net assets resulting from share transactions	56,308,987	423,864,946
Total increase (decrease) in net assets	24,252,915	261,475,377

Net Assets
Beginning of period	2,310,877,871	2,049,402,494
End of period	$2,335,130,786	$2,310,877,871

Other Information
Shares
Sold	50,052,004	135,215,014
Issued in reinvestment of distributions	1,298,793	1,875,139
Redeemed	(45,511,682)	(95,204,564)
Net increase (decrease)	5,839,115	41,885,589

Financial Highlights
Fidelity® Short-Term Bond Index Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.58	$10.28	$10.40	$10.15	$9.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.111	.109	.090	.184	.261	.201
Net realized and unrealized gain (loss)	(.175)	(.706)	(.071)	.278	.318	(.233)
Total from investment operations	(.064)	(.597)	.019	.462	.579	(.032)
Distributions from net investment income	(.066)	(.085)	(.090)	(.186)	(.239)	(.158)
Distributions from net realized gain	-	(.018)	(.049)	(.026)	-	-
Total distributions	(.066)	(.103)	(.139)	(.212)	(.239)	(.158)
Net asset value, end of period	$9.45	$9.58	$10.28	$10.40	$10.15	$9.81
Total Return D,E	(.66)%	(5.84)%	.19%	4.61%	5.98%	(.31)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H	.03%	.03%	.03%	.03%	.03% H
Expenses net of fee waivers, if any	.03% H	.03%	.03%	.03%	.03%	.03% H
Expenses net of all reductions	.03% H	.03%	.03%	.03%	.03%	.03% H
Net investment income (loss)	2.37% H	1.10%	.87%	1.80%	2.66%	2.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,335,131	$2,310,878	$2,049,402	$1,186,764	$492,347	$3,751
Portfolio turnover rate I	87% H	92%	44%	62%	83%	102% H

A For the period October 18, 2017 (commencement of operations) through August 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Short-Term Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,422,782
Gross unrealized depreciation	(101,481,170)
Net unrealized appreciation (depreciation)	$(100,058,388)
Tax cost	$2,467,180,746

The Fund elected to defer to its next fiscal year approximately $33,706,600 of capital losses recognized during the period November 1, 2021 to August 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Index Fund	137,776,272	90,299,864

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Short-Term Bond Index Fund	$138	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,122.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Short-Term Bond Index Fund	.03%
Actual		$ 1,000	$ 993.40	$ .15
Hypothetical- B		$ 1,000	$ 1,024.65	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.  The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index and peer group for the most recent one- and three-year period. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9884850.105
SDX-I-SANN-0423
Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%*
Foreign investments - 6.6%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	200,000	169,912
2.25% 2/1/32	1,280,000	999,085
2.75% 6/1/31	401,000	331,270
3.1% 2/1/43	210,000	147,521
3.3% 2/1/52	350,000	239,451
3.5% 6/1/41	320,000	240,231
3.5% 9/15/53	1,009,000	692,665
3.55% 9/15/55	293,000	198,479
3.65% 6/1/51	220,000	156,945
3.65% 9/15/59	419,000	283,765
4.5% 5/15/35	220,000	197,882
4.65% 6/1/44	110,000	93,590
5.15% 3/15/42	236,000	216,548
5.45% 3/1/47	160,000	152,696
Bell Canada:
3.2% 2/15/52	100,000	67,443
4.464% 4/1/48	130,000	110,627
British Telecommunications PLC 9.625% 12/15/30	154,000	186,304
Deutsche Telekom International Financial BV 8.75% 6/15/30 (b)	210,000	248,893
Orange SA 5.375% 1/13/42	170,000	167,768
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	300,000	284,233
5.213% 3/8/47	160,000	134,496
7.045% 6/20/36	100,000	105,604
Telefonica Europe BV 8.25% 9/15/30	508,000	575,403
TELUS Corp. 4.3% 6/15/49	100,000	83,374
Verizon Communications, Inc.:
1.5% 9/18/30	930,000	719,908
2.355% 3/15/32	615,000	483,484
2.987% 10/30/56	492,000	301,423
3.55% 3/22/51	500,000	360,974
4.016% 12/3/29	150,000	138,346
4.125% 3/16/27	60,000	57,758
4.272% 1/15/36	106,000	93,563
4.329% 9/21/28	270,000	258,667
4.4% 11/1/34	100,000	90,904
4.812% 3/15/39	780,000	714,897
5.012% 4/15/49	146,000	133,938
5.012% 8/21/54	214,000	195,769
5.25% 3/16/37	102,000	99,595
		9,733,411
Entertainment - 0.1%
Activision Blizzard, Inc. 2.5% 9/15/50	100,000	62,355
The Walt Disney Co.:
2% 9/1/29	40,000	33,391
2.65% 1/13/31	200,000	170,348
2.75% 9/1/49	160,000	106,621
3.5% 5/13/40	163,000	131,722
3.6% 1/13/51	60,000	46,498
3.7% 10/15/25	434,000	418,557
3.8% 5/13/60	60,000	46,953
4.75% 9/15/44	151,000	139,527
6.2% 12/15/34	150,000	163,445
		1,319,417
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	100,000	90,467
1.1% 8/15/30	410,000	323,155
2.05% 8/15/50	340,000	205,742
Baidu, Inc.:
3.075% 4/7/25	210,000	198,671
4.375% 5/14/24	480,000	471,926
Meta Platforms, Inc.:
3.5% 8/15/27	470,000	441,681
3.85% 8/15/32	120,000	107,826
4.45% 8/15/52	300,000	248,772
		2,088,240
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	100,000	78,371
3.5% 6/1/41	280,000	183,213
3.75% 2/15/28	150,000	135,171
3.85% 4/1/61	300,000	176,684
3.95% 6/30/62	100,000	59,974
4.4% 4/1/33	140,000	119,745
4.4% 12/1/61	120,000	78,182
5.125% 7/1/49	200,000	153,824
5.375% 4/1/38	110,000	92,026
5.375% 5/1/47	100,000	79,665
5.5% 4/1/63	110,000	85,502
5.75% 4/1/48	250,000	208,785
6.484% 10/23/45	100,000	90,475
6.834% 10/23/55	140,000	131,671
Comcast Corp.:
1.5% 2/15/31	295,000	227,781
1.95% 1/15/31	300,000	240,445
2.35% 1/15/27	1,380,000	1,250,413
2.45% 8/15/52	295,000	174,985
2.65% 2/1/30	100,000	86,073
2.8% 1/15/51	120,000	76,551
2.887% 11/1/51	273,000	176,793
2.937% 11/1/56	520,000	326,156
2.987% 11/1/63	160,000	97,784
3.45% 2/1/50	100,000	73,165
3.7% 4/15/24	100,000	98,201
3.999% 11/1/49	100,000	80,553
4.049% 11/1/52	15,000	12,047
4.15% 10/15/28	150,000	143,411
5.65% 6/15/35	476,000	493,540
7.05% 3/15/33	210,000	239,171
Discovery Communications LLC:
3.625% 5/15/30	200,000	171,151
4% 9/15/55	133,000	86,001
4.65% 5/15/50	200,000	146,673
Fox Corp.:
4.709% 1/25/29	70,000	66,842
5.476% 1/25/39	164,000	150,712
5.576% 1/25/49	56,000	50,987
Grupo Televisa SA de CV:
5% 5/13/45	100,000	86,394
6.625% 1/15/40	110,000	113,286
Magallanes, Inc.:
3.755% 3/15/27 (c)	180,000	165,120
4.279% 3/15/32 (c)	345,000	297,842
5.05% 3/15/42 (c)	330,000	267,345
5.141% 3/15/52 (c)	651,000	510,321
Paramount Global:
4% 1/15/26	176,000	168,090
4.2% 6/1/29	200,000	179,809
4.375% 3/15/43	100,000	69,635
4.6% 1/15/45	110,000	79,167
4.95% 1/15/31	237,000	212,445
5.85% 9/1/43	239,000	200,973
Time Warner Cable Enterprises 8.375% 7/15/33	100,000	112,318
Time Warner Cable LLC:
5.5% 9/1/41	110,000	92,605
5.875% 11/15/40	220,000	194,283
6.55% 5/1/37	100,000	95,774
7.3% 7/1/38	100,000	100,225
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	470,000	423,387
3% 7/30/46	110,000	77,667
3.7% 12/1/42	250,000	201,975
4.125% 6/1/44	192,000	165,259
		9,956,643
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.875% 5/7/30	511,000	436,266
3.625% 4/22/29	200,000	181,000
6.125% 3/30/40	100,000	105,403
Rogers Communications, Inc.:
2.9% 11/15/26	90,000	82,207
4.3% 2/15/48	240,000	184,314
4.55% 3/15/52 (c)	200,000	159,509
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	200,000	171,651
3% 2/15/41	210,000	146,148
3.3% 2/15/51	400,000	268,171
3.5% 4/15/25	830,000	795,025
3.6% 11/15/60	330,000	219,310
4.375% 4/15/40	100,000	84,978
5.2% 1/15/33	150,000	146,290
5.65% 1/15/53	370,000	362,725
Vodafone Group PLC:
4.375% 5/30/28	250,000	243,712
5% 5/30/38	130,000	122,098
5.125% 6/19/59	340,000	298,852
		4,007,659
TOTAL COMMUNICATION SERVICES		27,105,370
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Lear Corp. 3.8% 9/15/27	140,000	130,769
Automobiles - 0.2%
American Honda Finance Corp.:
1% 9/10/25	240,000	216,630
1.2% 7/8/25	400,000	364,654
2.15% 9/10/24	120,000	114,485
2.9% 2/16/24	100,000	97,604
3.55% 1/12/24	428,000	421,435
General Motors Co.:
4.2% 10/1/27	90,000	85,101
5.15% 4/1/38	120,000	103,971
5.6% 10/15/32	240,000	228,182
5.95% 4/1/49	170,000	152,526
6.75% 4/1/46	255,000	251,293
6.8% 10/1/27	330,000	344,132
General Motors Financial Co., Inc.:
2.4% 4/10/28	190,000	161,879
3.85% 1/5/28	160,000	146,251
4.3% 4/6/29	130,000	118,569
5.25% 3/1/26	170,000	168,111
5.65% 1/17/29	130,000	127,165
Honda Motor Co. Ltd. 2.967% 3/10/32	130,000	112,879
		3,214,867
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	200,000	158,915
Duke University 2.832% 10/1/55	34,000	23,204
George Washington University 4.126% 9/15/48	200,000	173,081
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	225,413
4.3% 2/21/48	30,000	24,503
Massachusetts Institute of Technology 2.989% 7/1/50	400,000	297,049
Northwestern University:
3.662% 12/1/57	100,000	81,375
3.868% 12/1/48	120,000	105,047
University of Chicago 3% 10/1/52	120,000	87,788
University of Southern California 2.945% 10/1/51	350,000	242,996
		1,419,371
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc.:
3.25% 2/15/30	110,000	92,750
3.8% 2/15/28	100,000	91,851
5% 2/15/26	255,000	251,487
Marriott International, Inc.:
2.75% 10/15/33	100,000	78,132
3.125% 6/15/26	320,000	299,205
4.625% 6/15/30	123,000	116,091
5.75% 5/1/25	110,000	110,853
McDonald's Corp.:
3.3% 7/1/25	280,000	269,209
3.6% 7/1/30	810,000	738,939
3.625% 9/1/49	30,000	22,567
4.45% 3/1/47	153,000	132,114
4.45% 9/1/48	44,000	38,335
4.7% 12/9/35	100,000	94,655
6.3% 3/1/38	100,000	108,076
Starbucks Corp.:
2.55% 11/15/30	400,000	333,971
3.75% 12/1/47	100,000	76,002
4% 11/15/28	350,000	331,898
4.45% 8/15/49	100,000	85,167
		3,271,302
Household Durables - 0.1%
D.R. Horton, Inc. 1.3% 10/15/26	130,000	112,081
Lennar Corp.:
4.5% 4/30/24	230,000	226,938
4.75% 11/29/27	100,000	95,754
		434,773
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	340,000	270,258
3.15% 2/9/51	235,000	147,663
4% 12/6/37	140,000	114,794
4.5% 11/28/34	230,000	207,357
Amazon.com, Inc.:
0.8% 6/3/25	130,000	118,668
1% 5/12/26	200,000	177,068
1.5% 6/3/30	160,000	128,336
2.1% 5/12/31	360,000	296,139
2.5% 6/3/50	430,000	275,901
2.8% 8/22/24	117,000	113,214
3.1% 5/12/51	200,000	143,298
3.15% 8/22/27	290,000	270,770
3.875% 8/22/37	280,000	247,330
4.05% 8/22/47	228,000	196,956
4.1% 4/13/62	380,000	314,356
4.25% 8/22/57	100,000	86,501
4.6% 12/1/25	690,000	684,928
4.8% 12/5/34	230,000	229,993
4.95% 12/5/44	200,000	196,058
eBay, Inc.:
1.4% 5/10/26	410,000	364,399
4% 7/15/42	150,000	119,063
		4,703,050
Leisure Products - 0.0%
Hasbro, Inc.:
3.55% 11/19/26	200,000	186,025
3.9% 11/19/29	142,000	125,184
		311,209
Multiline Retail - 0.1%
Dollar General Corp.:
3.5% 4/3/30	210,000	187,893
5% 11/1/32	100,000	96,986
Dollar Tree, Inc. 4% 5/15/25	478,000	464,225
Target Corp.:
2.5% 4/15/26	100,000	93,620
3.375% 4/15/29	310,000	285,885
3.9% 11/15/47	160,000	130,758
4.8% 1/15/53	200,000	186,892
		1,446,259
Specialty Retail - 0.3%
AutoNation, Inc. 3.85% 3/1/32	160,000	134,166
AutoZone, Inc. 1.65% 1/15/31	180,000	138,797
Lowe's Companies, Inc.:
2.8% 9/15/41	100,000	67,684
3.375% 9/15/25	210,000	200,654
3.65% 4/5/29	620,000	566,402
3.7% 4/15/46	100,000	73,799
4.05% 5/3/47	132,000	102,571
4.45% 4/1/62	270,000	211,509
5% 4/15/33	110,000	105,881
5% 4/15/40	330,000	301,992
5.625% 4/15/53	100,000	95,717
O'Reilly Automotive, Inc. 1.75% 3/15/31	150,000	116,592
The Home Depot, Inc.:
1.375% 3/15/31	240,000	184,519
2.375% 3/15/51	250,000	149,876
2.5% 4/15/27	750,000	685,531
2.75% 9/15/51	160,000	104,457
2.95% 6/15/29	330,000	294,691
4.2% 4/1/43	130,000	113,708
4.25% 4/1/46	150,000	129,700
4.4% 3/15/45	156,000	138,150
4.5% 12/6/48	100,000	89,833
4.95% 9/15/52	280,000	268,968
5.875% 12/16/36	100,000	107,008
5.95% 4/1/41	120,000	128,770
TJX Companies, Inc. 1.6% 5/15/31	250,000	196,885
		4,707,860
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	1,100,000	1,049,252
2.75% 3/27/27	230,000	213,214
3.875% 11/1/45	110,000	94,153
		1,356,619
TOTAL CONSUMER DISCRETIONARY		20,996,079
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36	200,000	187,726
4.9% 2/1/46	100,000	91,727
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	100,000	93,863
4.9% 2/1/46	100,000	91,727
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	650,000	561,014
4.6% 4/15/48	377,000	333,110
4.6% 6/1/60	120,000	104,034
4.95% 1/15/42	230,000	214,883
5.45% 1/23/39	380,000	378,748
5.55% 1/23/49	180,000	181,109
5.8% 1/23/59 (Reg. S)	260,000	268,821
8.2% 1/15/39	110,000	136,975
Coca-Cola FEMSA S.A.B. de CV 2.75% 1/22/30	150,000	129,216
Constellation Brands, Inc.:
2.875% 5/1/30	210,000	178,348
3.6% 2/15/28	272,000	251,994
4.5% 5/9/47	100,000	84,094
Diageo Capital PLC:
1.375% 9/29/25	200,000	181,807
2% 4/29/30	400,000	329,050
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	430,000	322,074
4.417% 5/25/25	86,000	84,304
Molson Coors Beverage Co.:
3% 7/15/26	254,000	234,962
4.2% 7/15/46	100,000	77,899
5% 5/1/42	100,000	89,622
PepsiCo, Inc.:
1.4% 2/25/31	680,000	533,936
1.625% 5/1/30	309,000	251,022
2.625% 10/21/41	100,000	73,358
2.85% 2/24/26	250,000	236,297
3% 10/15/27	100,000	93,071
3.6% 3/1/24	190,000	187,397
3.625% 3/19/50	100,000	82,233
4.45% 4/14/46	140,000	132,460
7% 3/1/29	100,000	111,617
The Coca-Cola Co.:
1% 3/15/28	230,000	192,496
1.45% 6/1/27	120,000	105,354
1.65% 6/1/30	240,000	194,577
2.125% 9/6/29	140,000	119,856
2.25% 1/5/32	120,000	99,050
2.5% 6/1/40	120,000	87,020
2.5% 3/15/51	100,000	65,376
2.6% 6/1/50	120,000	80,357
2.75% 6/1/60	120,000	79,327
2.875% 5/5/41	100,000	76,183
3.45% 3/25/30	160,000	147,147
		7,555,241
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	150,000	131,020
3% 5/18/27	210,000	197,586
Kroger Co.:
1.7% 1/15/31	240,000	183,013
3.5% 2/1/26	130,000	123,686
3.7% 8/1/27	120,000	113,197
3.95% 1/15/50	100,000	77,771
4.45% 2/1/47	130,000	108,684
5.4% 1/15/49	70,000	66,443
Sysco Corp.:
3.3% 2/15/50	150,000	102,862
6.6% 4/1/50	140,000	153,628
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	80,000	67,852
3.45% 6/1/26	195,000	183,035
4.8% 11/18/44	100,000	82,834
Walmart, Inc.:
2.65% 9/22/51	100,000	67,913
2.85% 7/8/24	150,000	145,712
3.05% 7/8/26	400,000	379,475
3.25% 7/8/29	220,000	203,401
3.3% 4/22/24	410,000	401,947
3.4% 6/26/23	100,000	99,414
3.7% 6/26/28	140,000	133,883
5.25% 9/1/35	645,000	677,118
5.625% 4/15/41	169,000	178,697
		3,879,171
Food Products - 0.4%
Archer Daniels Midland Co.:
3.25% 3/27/30	330,000	297,293
3.75% 9/15/47	100,000	82,130
Bunge Ltd. Finance Corp. 2.75% 5/14/31	110,000	90,554
Campbell Soup Co. 4.15% 3/15/28	410,000	391,466
Conagra Brands, Inc.:
4.85% 11/1/28	510,000	494,076
5.3% 11/1/38	31,000	28,900
General Mills, Inc.:
3% 2/1/51	110,000	77,357
4% 4/17/25	130,000	126,580
4.2% 4/17/28	200,000	191,885
Hormel Foods Corp. 1.8% 6/11/30	200,000	162,295
JBS U.S.A. Lux SA / JBS Food Co.:
5.75% 4/1/33 (c)	500,000	466,360
6.5% 12/1/52 (c)	180,000	171,073
Kellogg Co.:
2.1% 6/1/30	160,000	130,288
3.25% 4/1/26	290,000	273,798
Kraft Heinz Foods Co.:
5% 6/4/42	100,000	90,731
5.5% 6/1/50	590,000	563,682
McCormick & Co., Inc. 1.85% 2/15/31	150,000	116,294
Mondelez International, Inc. 1.875% 10/15/32	370,000	281,573
Tyson Foods, Inc.:
4% 3/1/26	160,000	154,370
4.35% 3/1/29	450,000	426,838
5.1% 9/28/48	100,000	90,477
Unilever Capital Corp.:
1.375% 9/14/30	380,000	299,253
2.9% 5/5/27	400,000	371,159
		5,378,432
Household Products - 0.1%
Colgate-Palmolive Co. 3.1% 8/15/27	410,000	386,455
Kimberly-Clark Corp.:
1.05% 9/15/27	184,000	156,209
3.2% 7/30/46	100,000	74,277
6.625% 8/1/37	140,000	162,610
Procter & Gamble Co.:
1.2% 10/29/30	600,000	473,220
1.95% 4/23/31	200,000	166,773
2.85% 8/11/27	140,000	130,349
3% 3/25/30	100,000	90,679
		1,640,572
Personal Products - 0.0%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	330,000	267,444
3.15% 3/15/27	260,000	244,976
		512,420
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	290,000	218,904
3.875% 9/16/46	204,000	136,635
4.8% 2/14/29	30,000	28,777
5.8% 2/14/39	330,000	304,121
5.95% 2/14/49	240,000	214,900
BAT Capital Corp.:
3.215% 9/6/26	100,000	92,231
3.222% 8/15/24	200,000	192,750
3.557% 8/15/27	450,000	409,800
4.39% 8/15/37	180,000	139,719
4.54% 8/15/47	128,000	91,847
4.7% 4/2/27	270,000	260,920
4.742% 3/16/32	170,000	152,225
4.758% 9/6/49	260,000	192,150
5.282% 4/2/50	100,000	79,907
Philip Morris International, Inc.:
2.125% 5/10/23	820,000	815,399
4.125% 3/4/43	100,000	78,970
4.25% 11/10/44	110,000	87,747
4.875% 2/15/28	170,000	166,417
4.875% 11/15/43	224,000	195,033
5.125% 11/17/27	170,000	169,202
5.375% 2/15/33	170,000	167,145
5.75% 11/17/32	120,000	121,397
Reynolds American, Inc.:
4.45% 6/12/25	140,000	136,231
5.7% 8/15/35	110,000	100,020
		4,552,447
TOTAL CONSUMER STAPLES		23,518,283
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	290,000	229,610
Halliburton Co.:
5% 11/15/45	100,000	88,361
6.7% 9/15/38	100,000	107,393
7.45% 9/15/39	120,000	136,297
		561,661
Oil, Gas & Consumable Fuels - 1.6%
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	100,346
Burlington Resources LLC 5.95% 10/15/36	110,000	113,686
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	142,726
4.95% 6/1/47	160,000	139,059
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	257,461
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/39	160,000	126,743
Cheniere Energy Partners LP 4% 3/1/31	280,000	241,262
Chevron Corp.:
1.141% 5/11/23	70,000	69,469
1.554% 5/11/25	70,000	64,974
1.995% 5/11/27	70,000	62,682
2.236% 5/11/30	70,000	59,823
2.954% 5/16/26	231,000	217,409
2.978% 5/11/40	70,000	52,198
3.078% 5/11/50	70,000	50,420
Chevron U.S.A., Inc.:
4.95% 8/15/47	100,000	93,608
5.05% 11/15/44	70,000	65,593
ConocoPhillips Co.:
3.8% 3/15/52	100,000	79,392
4.025% 3/15/62	230,000	182,049
6.5% 2/1/39	120,000	135,231
Devon Energy Corp. 5% 6/15/45	315,000	266,823
Diamondback Energy, Inc. 4.4% 3/24/51	100,000	77,580
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	90,000	66,152
Enbridge Energy Partners LP 7.375% 10/15/45	110,000	124,598
Enbridge, Inc.:
2.5% 8/1/33	180,000	139,042
3.4% 8/1/51	190,000	130,885
3.5% 6/10/24	164,000	159,788
Energy Transfer LP:
3.75% 5/15/30	180,000	159,683
3.9% 5/15/24 (b)	210,000	205,189
4.4% 3/15/27	170,000	162,400
4.95% 6/15/28	147,000	141,974
5% 5/15/50	330,000	270,415
5.25% 4/15/29	310,000	302,336
5.3% 4/15/47	50,000	42,441
5.4% 10/1/47	80,000	68,779
5.8% 6/15/38	50,000	46,847
6% 6/15/48	330,000	303,506
6.25% 4/15/49	130,000	123,647
7.5% 7/1/38	110,000	118,718
Enterprise Products Operating LP:
3.2% 2/15/52	100,000	67,010
3.3% 2/15/53	100,000	67,833
3.95% 2/15/27	214,000	204,345
4.2% 1/31/50	370,000	296,960
4.25% 2/15/48	270,000	218,625
4.8% 2/1/49	56,000	48,993
5.35% 1/31/33	500,000	499,690
EOG Resources, Inc. 4.95% 4/15/50	100,000	96,175
EQT Corp. 5.7% 4/1/28	154,000	151,380
Equinor ASA:
2.375% 5/22/30	310,000	264,408
2.875% 4/6/25	400,000	382,593
3.625% 9/10/28	130,000	123,194
4.8% 11/8/43	130,000	123,874
5.1% 8/17/40	180,000	178,756
Exxon Mobil Corp.:
2.995% 8/16/39	350,000	268,675
3.452% 4/15/51	450,000	343,211
4.114% 3/1/46	200,000	170,773
4.327% 3/19/50	100,000	88,766
Hess Corp.:
5.6% 2/15/41	120,000	112,084
7.125% 3/15/33	170,000	182,675
Kinder Morgan Energy Partners LP:
4.25% 9/1/24	340,000	333,226
6.55% 9/15/40	100,000	100,116
6.95% 1/15/38	100,000	106,550
Kinder Morgan, Inc.:
4.8% 2/1/33	600,000	555,894
5.05% 2/15/46	50,000	42,189
5.2% 3/1/48	264,000	229,379
5.55% 6/1/45	190,000	171,798
Magellan Midstream Partners LP:
3.95% 3/1/50	35,000	25,712
4.85% 2/1/49	130,000	109,542
5% 3/1/26	147,000	145,059
Marathon Oil Corp. 6.6% 10/1/37	120,000	119,519
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	224,154
4.7% 5/1/25	370,000	364,795
MPLX LP:
4.125% 3/1/27	60,000	57,240
4.5% 4/15/38	350,000	298,625
4.7% 4/15/48	226,000	181,637
5% 3/1/33	500,000	469,114
ONEOK Partners LP 6.65% 10/1/36	350,000	354,233
ONEOK, Inc.:
4% 7/13/27	80,000	75,252
4.45% 9/1/49	50,000	37,781
5.2% 7/15/48	22,000	18,739
6.1% 11/15/32	100,000	100,522
7.5% 9/1/23	200,000	200,925
Ovintiv, Inc.:
6.5% 2/1/38	70,000	68,647
6.625% 8/15/37	100,000	99,468
Phillips 66 Co.:
3.9% 3/15/28	380,000	358,915
4.65% 11/15/34	220,000	205,305
4.68% 2/15/45 (c)	100,000	87,213
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	580,000	505,004
Sabine Pass Liquefaction LLC:
4.5% 5/15/30	200,000	187,349
5.75% 5/15/24	410,000	409,856
Shell International Finance BV:
2% 11/7/24	1,770,000	1,681,973
2.375% 11/7/29	100,000	85,824
2.5% 9/12/26	270,000	247,936
2.875% 11/26/41	210,000	154,384
3% 11/26/51	100,000	69,227
3.125% 11/7/49	100,000	71,672
3.75% 9/12/46	106,000	84,224
4.55% 8/12/43	100,000	91,290
5.5% 3/25/40	190,000	195,447
Spectra Energy Partners LP 4.75% 3/15/24	151,000	149,677
Suncor Energy, Inc.:
4% 11/15/47	114,000	89,089
6.8% 5/15/38	130,000	138,563
Targa Resources Corp. 6.125% 3/15/33	250,000	251,112
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29	620,000	627,750
The Williams Companies, Inc.:
3.75% 6/15/27	460,000	432,326
4.85% 3/1/48	50,000	42,936
5.1% 9/15/45	100,000	87,902
5.4% 3/2/26	160,000	160,008
5.65% 3/15/33	80,000	79,922
5.8% 11/15/43	100,000	95,862
Total Capital International SA:
3.386% 6/29/60	100,000	71,742
3.461% 7/12/49	140,000	106,744
3.7% 1/15/24	110,000	108,414
3.75% 4/10/24	465,000	456,909
Total Capital SA 3.883% 10/11/28	470,000	450,402
TransCanada PipeLines Ltd.:
4.1% 4/15/30	270,000	246,275
4.875% 5/15/48	80,000	70,251
5% 10/16/43	350,000	313,660
6.1% 6/1/40	170,000	171,991
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	535,000	465,787
3.95% 5/15/50	100,000	77,480
Valero Energy Corp.:
3.4% 9/15/26	110,000	102,999
4.35% 6/1/28	70,000	67,062
6.625% 6/15/37	200,000	212,188
		23,057,740
TOTAL ENERGY		23,619,401
FINANCIALS - 8.4%
Banks - 4.6%
Banco Santander SA:
0.701% 6/30/24 (b)	200,000	196,146
3.306% 6/27/29	200,000	177,275
3.8% 2/23/28	400,000	366,645
5.179% 11/19/25	400,000	393,919
5.294% 8/18/27	200,000	195,948
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (b)(d)	1,000,000	989,551
0.981% 9/25/25 (b)	800,000	742,406
1.658% 3/11/27 (b)	340,000	302,776
1.734% 7/22/27 (b)	510,000	449,198
2.087% 6/14/29 (b)	1,210,000	1,017,363
2.299% 7/21/32 (b)	110,000	86,025
2.572% 10/20/32 (b)	1,220,000	971,358
2.651% 3/11/32 (b)	340,000	276,190
2.676% 6/19/41 (b)	760,000	520,596
2.687% 4/22/32 (b)	410,000	332,524
2.831% 10/24/51 (b)	140,000	89,641
2.972% 7/21/52 (b)	110,000	72,133
3.093% 10/1/25 (b)	400,000	383,980
3.194% 7/23/30 (b)	270,000	234,600
3.419% 12/20/28 (b)	445,000	405,032
3.946% 1/23/49 (b)	110,000	87,305
3.974% 2/7/30 (b)	65,000	59,460
4% 1/22/25	512,000	498,802
4.078% 4/23/40 (b)	100,000	84,068
4.083% 3/20/51 (b)	100,000	80,287
4.244% 4/24/38 (b)	480,000	415,200
4.271% 7/23/29 (b)	360,000	337,900
4.33% 3/15/50 (b)	200,000	168,200
4.376% 4/27/28 (b)	1,000,000	956,060
6.11% 1/29/37	508,000	522,166
6.204% 11/10/28 (b)	400,000	411,271
7.75% 5/14/38	120,000	141,645
Bank of Montreal:
3.088% 1/10/37 (b)	110,000	86,604
3.3% 2/5/24	580,000	568,482
3.803% 12/15/32 (b)	100,000	89,024
Bank of Nova Scotia:
2.45% 2/2/32	110,000	88,502
3.4% 2/11/24	560,000	549,363
4.85% 2/1/30	210,000	203,737
Barclays PLC:
2.279% 11/24/27 (b)	300,000	263,934
2.894% 11/24/32 (b)	520,000	403,744
3.564% 9/23/35 (b)	240,000	191,344
3.932% 5/7/25 (b)	200,000	194,663
4.337% 1/10/28	320,000	298,636
4.375% 1/12/26	210,000	202,962
4.95% 1/10/47	200,000	178,945
5.2% 5/12/26	360,000	350,559
5.304% 8/9/26 (b)	250,000	246,286
BB&T Corp. 3.75% 12/6/23	350,000	346,533
Canadian Imperial Bank of Commerce 3.6% 4/7/32	270,000	238,028
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	770,000	704,762
1.122% 1/28/27 (b)	600,000	527,196
1.462% 6/9/27 (b)	300,000	262,241
1.678% 5/15/24 (b)	250,000	247,926
2.561% 5/1/32 (b)	600,000	481,784
3.2% 10/21/26	80,000	74,423
3.878% 1/24/39 (b)	470,000	386,669
3.887% 1/10/28 (b)	140,000	131,545
3.98% 3/20/30 (b)	150,000	136,801
4.65% 7/30/45	267,000	236,270
4.65% 7/23/48	195,000	174,917
4.75% 5/18/46	208,000	178,357
5.316% 3/26/41 (b)	230,000	223,319
5.61% 9/29/26 (b)	500,000	500,003
5.875% 2/22/33	310,000	312,580
6.27% 11/17/33 (b)	100,000	104,727
6.625% 6/15/32	100,000	105,678
6.675% 9/13/43	200,000	220,402
Export-Import Bank of Korea 0.625% 2/9/26	400,000	350,381
Fifth Third Bancorp:
2.55% 5/5/27	100,000	90,558
3.95% 3/14/28	50,000	47,403
6.361% 10/27/28 (b)	380,000	391,423
HSBC Holdings PLC:
1.589% 5/24/27 (b)	240,000	209,956
2.013% 9/22/28 (b)	630,000	533,305
2.206% 8/17/29 (b)	550,000	455,924
2.633% 11/7/25 (b)	600,000	568,194
2.804% 5/24/32 (b)	340,000	271,407
3.973% 5/22/30 (b)	214,000	191,743
4.292% 9/12/26 (b)	1,600,000	1,540,238
4.375% 11/23/26	400,000	383,987
4.762% 3/29/33 (b)	210,000	188,677
5.402% 8/11/33 (b)	200,000	191,686
6.5% 5/2/36	100,000	103,380
6.5% 9/15/37	140,000	144,580
6.8% 6/1/38	100,000	105,319
8.113% 11/3/33 (b)	290,000	320,123
Huntington Bancshares, Inc. 4.443% 8/4/28 (b)	290,000	277,008
ING Groep NV:
2.727% 4/1/32 (b)	200,000	161,340
4.017% 3/28/28 (b)	200,000	187,822
Japan Bank International Cooperation:
1.25% 1/21/31	1,012,000	795,227
2.5% 5/23/24	1,510,000	1,457,684
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	700,000	650,009
0.969% 6/23/25 (b)	720,000	675,671
1.47% 9/22/27 (b)	360,000	312,091
1.578% 4/22/27 (b)	300,000	265,399
1.953% 2/4/32 (b)	300,000	232,964
2.069% 6/1/29 (b)	340,000	286,677
2.525% 11/19/41 (b)	340,000	228,107
2.545% 11/8/32 (b)	350,000	279,838
2.58% 4/22/32 (b)	300,000	243,097
2.7% 5/18/23	470,000	467,476
2.95% 10/1/26	190,000	176,685
2.956% 5/13/31 (b)	360,000	302,330
3.109% 4/22/51 (b)	50,000	34,058
3.22% 3/1/25 (b)	1,640,000	1,600,623
3.328% 4/22/52 (b)	320,000	227,018
3.559% 4/23/24 (b)	670,000	667,782
4.323% 4/26/28 (b)	550,000	527,277
4.452% 12/5/29 (b)	630,000	597,005
4.586% 4/26/33 (b)	550,000	512,589
5.5% 10/15/40	430,000	433,182
5.6% 7/15/41	325,000	330,823
5.625% 8/16/43	247,000	246,260
Korea Development Bank 1.625% 1/19/31	250,000	198,193
Lloyds Banking Group PLC:
3.369% 12/14/46 (b)	200,000	135,424
4.375% 3/22/28	656,000	620,358
7.953% 11/15/33 (b)	200,000	218,991
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	550,000	481,181
2.309% 7/20/32 (b)	550,000	429,418
2.757% 9/13/26	1,050,000	961,321
2.801% 7/18/24	200,000	192,661
3.195% 7/18/29	400,000	351,221
3.961% 3/2/28	100,000	94,132
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	389,487
1.241% 7/10/24 (b)	250,000	245,946
1.554% 7/9/27 (b)	200,000	174,190
1.979% 9/8/31 (b)	280,000	216,975
2.226% 5/25/26 (b)	200,000	184,652
2.839% 7/16/25 (b)	200,000	191,258
5.669% 9/13/33 (b)	200,000	200,172
National Australia Bank Ltd. 2.875% 4/12/23	250,000	249,368
NatWest Group PLC:
3.032% 11/28/35 (b)	200,000	154,625
3.754% 11/1/29 (b)	400,000	375,198
5.847% 3/2/27 (b)	480,000	480,244
Oesterreichische Kontrollbank AG 0.375% 9/17/25	100,000	89,672
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (b)(d)	220,000	204,333
1.15% 8/13/26	400,000	351,319
2.2% 11/1/24	250,000	238,535
3.45% 4/23/29	280,000	257,211
Rabobank Nederland:
3.75% 7/21/26	250,000	234,447
4.375% 8/4/25	290,000	280,916
Rabobank Nederland New York Branch:
0.375% 1/12/24	550,000	527,688
3.875% 8/22/24	610,000	597,931
Royal Bank of Canada:
1.2% 4/27/26	270,000	239,729
2.05% 1/21/27	300,000	269,021
4.24% 8/3/27	390,000	374,541
4.65% 1/27/26	210,000	204,869
Santander Holdings U.S.A., Inc.:
4.4% 7/13/27	110,000	104,489
4.5% 7/17/25	406,000	394,345
Santander UK Group Holdings PLC:
1.532% 8/21/26 (b)	250,000	223,401
4.796% 11/15/24 (b)	340,000	336,573
6.534% 1/10/29 (b)	250,000	253,056
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	650,000	591,441
2.142% 9/23/30	260,000	204,502
2.174% 1/14/27	530,000	470,346
2.75% 1/15/30	200,000	168,834
3.05% 1/14/42	260,000	184,989
3.936% 10/16/23	120,000	118,916
5.52% 1/13/28	500,000	498,679
SVB Financial Group 2.1% 5/15/28	260,000	218,492
The Toronto-Dominion Bank:
0.55% 3/4/24	1,100,000	1,047,780
3.2% 3/10/32	190,000	163,109
5.156% 1/10/28	620,000	617,123
Truist Financial Corp.:
1.267% 3/2/27 (b)	950,000	845,462
4.916% 7/28/33 (b)	250,000	235,969
U.S. Bancorp:
2.491% 11/3/36 (b)	100,000	77,022
2.677% 1/27/33 (b)	190,000	157,136
4.839% 2/1/34 (b)	240,000	229,743
4.967% 7/22/33 (b)	150,000	143,067
Wachovia Corp. 5.5% 8/1/35	350,000	343,887
Wells Fargo & Co.:
0.805% 5/19/25 (b)	2,910,000	2,747,262
2.406% 10/30/25 (b)	550,000	521,682
3% 10/23/26	100,000	92,302
3.068% 4/30/41 (b)	380,000	275,359
3.75% 1/24/24	40,000	39,399
3.9% 5/1/45	310,000	245,468
3.908% 4/25/26 (b)	630,000	607,671
4.54% 8/15/26 (b)	500,000	487,889
4.611% 4/25/53 (b)	100,000	86,650
4.75% 12/7/46	508,000	435,607
4.897% 7/25/33 (b)	200,000	191,027
4.9% 11/17/45	97,000	85,746
5.013% 4/4/51 (b)	280,000	257,691
5.375% 11/2/43	100,000	94,512
5.606% 1/15/44	200,000	194,597
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (b)(d)	100,000	95,754
2.894% 2/4/30 (b)	390,000	362,556
3.02% 11/18/36 (b)	130,000	99,765
3.35% 3/8/27	670,000	629,698
3.65% 5/15/23	160,000	159,499
4.043% 8/26/27	230,000	222,505
4.11% 7/24/34 (b)	270,000	238,785
4.322% 11/23/31 (b)	270,000	254,459
		66,210,413
Capital Markets - 1.7%
Ares Capital Corp.:
2.875% 6/15/27	100,000	87,014
3.2% 11/15/31	100,000	76,290
3.875% 1/15/26	200,000	185,549
4.2% 6/10/24	180,000	176,136
4.25% 3/1/25	100,000	95,972
Bank of New York Mellon Corp.:
0.35% 12/7/23	830,000	799,425
1.8% 7/28/31	170,000	132,553
2.1% 10/24/24	370,000	351,876
3.5% 4/28/23	230,000	229,410
4.414% 7/24/26 (b)	500,000	490,449
4.543% 2/1/29 (b)	560,000	544,148
BlackRock, Inc.:
2.4% 4/30/30	200,000	170,398
3.2% 3/15/27	220,000	207,225
3.5% 3/18/24	120,000	118,027
Brookfield Finance, Inc.:
2.724% 4/15/31	330,000	268,792
3.5% 3/30/51	100,000	67,460
Charles Schwab Corp.:
0.75% 3/18/24	640,000	610,299
0.9% 3/11/26	460,000	405,301
1.65% 3/11/31	197,000	153,835
2% 3/20/28	120,000	104,569
2.9% 3/3/32	160,000	135,325
CI Financial Corp. 3.2% 12/17/30	220,000	166,792
CME Group, Inc. 5.3% 9/15/43	100,000	101,973
Credit Suisse AG:
0.495% 2/2/24	700,000	659,944
1.25% 8/7/26	1,010,000	825,478
Credit Suisse Group AG 3.8% 6/9/23	500,000	494,000
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	100,000	102,822
Deutsche Bank AG 4.1% 1/13/26	700,000	667,662
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	250,000	217,063
3.547% 9/18/31 (b)	150,000	125,187
3.7% 5/30/24	360,000	349,694
3.729% 1/14/32 (b)	250,000	196,081
4.1% 1/13/26	154,000	147,298
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	110,000	99,872
1.093% 12/9/26 (b)	1,000,000	880,216
1.948% 10/21/27 (b)	600,000	525,567
2.383% 7/21/32 (b)	660,000	518,377
2.615% 4/22/32 (b)	460,000	369,427
2.908% 7/21/42 (b)	470,000	324,087
3.102% 2/24/33 (b)	140,000	115,397
3.85% 1/26/27	960,000	908,191
4.017% 10/31/38 (b)	100,000	82,601
4.482% 8/23/28 (b)	820,000	785,872
4.8% 7/8/44	120,000	107,642
5.15% 5/22/45	330,000	305,822
6.25% 2/1/41	220,000	235,400
6.75% 10/1/37	262,000	278,886
Intercontinental Exchange, Inc.:
1.85% 9/15/32	160,000	119,166
2.65% 9/15/40	160,000	112,125
3% 9/15/60	100,000	62,608
3.1% 9/15/27	150,000	139,130
3.75% 9/21/28	100,000	93,827
4.25% 9/21/48	120,000	102,929
4.6% 3/15/33	100,000	94,947
5.2% 6/15/62	210,000	205,347
Jefferies Financial Group, Inc.:
2.75% 10/15/32	110,000	85,210
4.15% 1/23/30	127,000	114,713
Moody's Corp.:
2% 8/19/31	140,000	110,379
2.55% 8/18/60	100,000	54,800
4.875% 12/17/48	120,000	108,337
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(d)	250,000	220,652
0.79% 5/30/25 (b)	150,000	140,466
1.164% 10/21/25 (b)	100,000	92,625
1.512% 7/20/27 (b)	470,000	410,273
1.593% 5/4/27 (b)	1,100,000	971,181
1.794% 2/13/32 (b)	260,000	197,875
2.188% 4/28/26 (b)	200,000	186,412
2.239% 7/21/32 (b)	470,000	365,591
2.484% 9/16/36 (b)	290,000	216,344
3.625% 1/20/27	160,000	151,249
3.772% 1/24/29 (b)	180,000	166,177
4.375% 1/22/47	324,000	282,605
5.123% 2/1/29 (b)	500,000	491,005
5.297% 4/20/37 (b)	330,000	307,494
5.597% 3/24/51 (b)	190,000	196,211
6.375% 7/24/42	528,000	580,135
NASDAQ, Inc.:
1.65% 1/15/31	160,000	122,324
2.5% 12/21/40	100,000	64,926
Nomura Holdings, Inc.:
1.851% 7/16/25	666,000	607,577
2.999% 1/22/32	290,000	232,575
Northern Trust Corp. 1.95% 5/1/30	150,000	122,751
S&P Global, Inc.:
1.25% 8/15/30	120,000	92,679
2.45% 3/1/27 (c)	300,000	273,049
2.95% 1/22/27	220,000	205,896
3.9% 3/1/62 (c)	200,000	157,873
State Street Corp.:
1.684% 11/18/27 (b)	335,000	296,120
3.031% 11/1/34 (b)	170,000	145,325
4.164% 8/4/33 (b)	110,000	100,940
4.821% 1/26/34 (b)	100,000	96,407
		23,899,659
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	400,000	352,629
2.875% 8/14/24	150,000	142,633
3% 10/29/28	250,000	213,028
3.4% 10/29/33	250,000	194,503
3.85% 10/29/41	250,000	183,030
4.45% 10/1/25	150,000	144,110
4.5% 9/15/23	164,000	162,868
Ally Financial, Inc.:
2.2% 11/2/28	100,000	81,468
3.05% 6/5/23	340,000	337,693
4.75% 6/9/27	100,000	95,280
5.125% 9/30/24	510,000	505,543
5.8% 5/1/25	150,000	150,099
8% 11/1/31	100,000	108,249
American Express Co.:
2.5% 7/30/24	464,000	446,391
3.3% 5/3/27	510,000	476,524
3.95% 8/1/25	400,000	388,249
4.989% 5/26/33 (b)	150,000	143,763
Capital One Financial Corp.:
2.359% 7/29/32 (b)	110,000	80,934
3.3% 10/30/24	230,000	222,058
3.8% 1/31/28	438,000	405,554
5.247% 7/26/30 (b)	470,000	450,666
Discover Financial Services 4.5% 1/30/26	208,000	201,355
John Deere Capital Corp.:
1.45% 1/15/31	170,000	133,520
2.35% 3/8/27	200,000	181,857
2.8% 3/6/23	270,000	269,922
2.8% 9/8/27	290,000	266,261
3.45% 1/10/24	1,150,000	1,133,473
4.35% 9/15/32	320,000	307,980
Synchrony Financial:
3.95% 12/1/27	380,000	345,439
4.375% 3/19/24	100,000	98,612
5.15% 3/19/29	109,000	102,570
Toyota Motor Credit Corp.:
0.5% 8/14/23	380,000	372,211
1.15% 8/13/27	470,000	400,269
1.65% 1/10/31	180,000	143,058
1.9% 9/12/31	210,000	168,200
2.9% 4/17/24	750,000	730,480
3.2% 1/11/27	810,000	761,072
		10,901,551
Diversified Financial Services - 0.6%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	194,238
Aon Corp. / Aon Global Holdings PLC 3.9% 2/28/52	150,000	115,423
Berkshire Hathaway, Inc.:
3.125% 3/15/26	222,000	212,054
4.5% 2/11/43	110,000	101,896
Blackstone Private Credit Fund:
2.7% 1/15/25	280,000	260,938
3.25% 3/15/27	140,000	120,555
4.7% 3/24/25	350,000	337,570
BP Capital Markets America, Inc.:
2.939% 6/4/51	220,000	146,031
3% 2/24/50	130,000	88,099
3.06% 6/17/41	400,000	296,004
3.379% 2/8/61	110,000	75,869
4.812% 2/13/33	150,000	147,339
Brixmor Operating Partnership LP:
4.05% 7/1/30	48,000	42,437
4.125% 6/15/26	170,000	159,988
4.125% 5/15/29	44,000	39,634
Corebridge Financial, Inc.:
3.9% 4/5/32 (c)	110,000	96,251
4.4% 4/5/52 (c)	190,000	151,460
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	104,668
2.6% 11/15/29	110,000	94,962
3.4% 11/15/49	80,000	60,474
Equitable Holdings, Inc.:
3.9% 4/20/23	1,030,000	1,027,306
5% 4/20/48	120,000	106,049
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	216,580	176,206
Jackson Financial, Inc.:
5.17% 6/8/27	110,000	108,912
5.67% 6/8/32	100,000	97,700
Japan International Cooperation Agency 1.75% 4/28/31	200,000	159,443
KfW:
0.25% 10/19/23	600,000	581,712
0.375% 7/18/25	208,000	188,005
0.625% 1/22/26	900,000	804,430
2.5% 11/20/24	280,000	268,386
3% 5/20/27	2,200,000	2,083,476
Landwirtschaftliche Rentenbank 3.125% 11/14/23	170,000	167,311
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	340,000	312,858
5.8% 1/15/33	110,000	113,246
Voya Financial, Inc. 3.65% 6/15/26	170,000	160,756
		9,201,686
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	380,000	295,390
2.85% 12/15/51	100,000	68,131
3.15% 3/15/25	310,000	297,836
3.35% 5/15/24	110,000	107,467
4.35% 11/3/45	74,000	66,145
Allstate Corp.:
1.45% 12/15/30	500,000	383,387
5.75% 8/15/53 (b)	160,000	156,794
American International Group, Inc.:
4.375% 6/30/50	170,000	143,349
4.5% 7/16/44	115,000	99,708
4.7% 7/10/35	200,000	179,137
4.75% 4/1/48	40,000	35,642
5.75% 4/1/48 (b)	190,000	183,350
Aon PLC 4.75% 5/15/45	140,000	123,999
Arch Capital Group Ltd. 3.635% 6/30/50	107,000	76,943
Arthur J. Gallagher & Co. 5.75% 3/2/53	100,000	99,403
Athene Holding Ltd. 3.5% 1/15/31	170,000	142,717
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	168,586
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	900,000	714,186
2.85% 10/15/50	180,000	121,532
3.85% 3/15/52	140,000	113,027
4.2% 8/15/48	130,000	114,891
4.25% 1/15/49	100,000	88,886
5.75% 1/15/40	100,000	107,243
Brighthouse Financial, Inc. 5.625% 5/15/30	199,000	195,306
Brown & Brown, Inc. 4.2% 3/17/32	140,000	122,445
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	240,000	220,512
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	490,000	421,926
4.4% 3/15/48	30,000	25,340
Lincoln National Corp. 4.35% 3/1/48	210,000	163,581
Manulife Financial Corp. 4.15% 3/4/26	510,000	496,613
Markel Corp. 5% 5/20/49	120,000	107,110
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	190,000	183,145
3.875% 3/15/24	170,000	167,144
4.2% 3/1/48	40,000	33,521
4.375% 3/15/29	120,000	114,248
4.75% 3/15/39	120,000	111,656
4.9% 3/15/49	120,000	110,827
MetLife, Inc.:
4.125% 8/13/42	180,000	153,529
4.55% 3/23/30	110,000	108,021
4.6% 5/13/46	272,000	243,282
5% 7/15/52	120,000	114,972
6.4% 12/15/66 (b)	100,000	100,363
Pricoa Global Funding I 5.625% 6/15/43 (b)	300,000	298,500
Principal Financial Group, Inc.:
2.125% 6/15/30	160,000	130,522
3.4% 5/15/25	390,000	374,409
Progressive Corp.:
2.5% 3/15/27	270,000	246,000
3% 3/15/32	160,000	138,427
3.2% 3/26/30	200,000	179,640
4.2% 3/15/48	100,000	85,511
Prudential Financial, Inc.:
3% 3/10/40	110,000	81,503
3.878% 3/27/28	45,000	42,948
4.35% 2/25/50	180,000	152,915
4.418% 3/27/48	100,000	85,740
4.6% 5/15/44	110,000	99,733
5.125% 3/1/52 (b)	140,000	127,939
5.7% 12/14/36	120,000	125,040
5.7% 9/15/48 (b)	74,000	69,930
The Chubb Corp. 6.5% 5/15/38	58,000	65,309
The Travelers Companies, Inc.:
2.55% 4/27/50	100,000	63,663
3.05% 6/8/51	100,000	69,698
4.05% 3/7/48	74,000	61,993
6.25% 6/15/37	256,000	285,838
Unum Group 5.75% 8/15/42	110,000	103,031
Willis Group North America, Inc. 4.5% 9/15/28	324,000	307,241
		10,276,820
TOTAL FINANCIALS		120,490,129
HEALTH CARE - 2.3%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	120,000	114,418
2.95% 11/21/26	100,000	92,287
3.2% 11/21/29	1,230,000	1,087,879
4.05% 11/21/39	210,000	177,129
4.25% 11/14/28	92,000	87,999
4.25% 11/21/49	350,000	291,446
4.3% 5/14/36	25,000	22,483
4.45% 5/14/46	280,000	239,899
4.55% 3/15/35	50,000	46,500
4.75% 3/15/45	420,000	375,961
Amgen, Inc.:
1.65% 8/15/28	550,000	460,263
1.9% 2/21/25	100,000	93,502
2.8% 8/15/41	200,000	137,463
3.15% 2/21/40	320,000	235,274
3.2% 11/2/27	70,000	64,640
3.375% 2/21/50	210,000	146,937
4.2% 3/1/33	130,000	119,551
4.4% 5/1/45	188,000	157,214
4.4% 2/22/62	110,000	88,076
4.563% 6/15/48	120,000	103,340
4.663% 6/15/51	100,000	86,402
4.875% 3/1/53	130,000	115,785
4.95% 10/1/41	100,000	91,031
5.15% 3/2/28 (e)	400,000	398,417
5.25% 3/2/33 (e)	310,000	307,840
5.65% 3/2/53 (e)	340,000	337,201
Biogen, Inc.:
2.25% 5/1/30	100,000	80,961
3.15% 5/1/50	100,000	66,275
3.25% 2/15/51	150,000	101,512
Gilead Sciences, Inc.:
1.65% 10/1/30	590,000	466,868
2.8% 10/1/50	180,000	116,891
4.15% 3/1/47	112,000	93,705
4.6% 9/1/35	100,000	95,109
4.75% 3/1/46	240,000	216,788
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	120,000	93,427
		6,810,473
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 5.3% 5/27/40	390,000	401,289
Baxter International, Inc.:
1.915% 2/1/27	330,000	287,766
2.539% 2/1/32	330,000	255,687
Becton, Dickinson & Co.:
3.7% 6/6/27	60,000	56,656
4.669% 6/6/47	290,000	254,806
Boston Scientific Corp.:
4% 3/1/29	100,000	91,890
4.7% 3/1/49	230,000	208,764
GE Healthcare Holding LLC:
5.65% 11/15/27 (c)	120,000	121,608
5.905% 11/22/32 (c)	230,000	237,741
6.377% 11/22/52 (c)	100,000	107,903
Medtronic, Inc. 4.375% 3/15/35	280,000	265,319
Stryker Corp.:
1.95% 6/15/30	100,000	81,278
2.9% 6/15/50	200,000	134,831
Zimmer Biomet Holdings, Inc.:
3.55% 4/1/25	175,000	168,397
3.55% 3/20/30	194,000	170,042
		2,843,977
Health Care Providers & Services - 1.0%
Aetna, Inc. 3.875% 8/15/47	180,000	135,544
AHS Hospital Corp. 2.78% 7/1/51	250,000	162,544
Allina Health System, Inc. 3.887% 4/15/49	40,000	32,385
AmerisourceBergen Corp. 2.8% 5/15/30	140,000	119,270
Banner Health:
2.907% 1/1/42	400,000	295,522
2.913% 1/1/51	150,000	101,098
Baptist Healthcare System Obli 3.54% 8/15/50	125,000	94,045
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	89,000	70,253
Cardinal Health, Inc.:
3.41% 6/15/27	290,000	270,177
4.368% 6/15/47	30,000	23,953
Centene Corp.:
2.625% 8/1/31	300,000	233,764
3.375% 2/15/30	400,000	337,512
4.25% 12/15/27	410,000	378,861
Children's Hospital of Philadelphia 2.704% 7/1/50	98,000	64,236
Cigna Group:
3.75% 7/15/23	37,000	36,744
4.125% 11/15/25	99,000	96,274
4.375% 10/15/28	100,000	96,020
4.8% 8/15/38	180,000	165,792
4.8% 7/15/46	230,000	203,132
4.9% 12/15/48	300,000	269,820
5.4% 3/15/33	300,000	297,480
CommonSpirit Health:
3.91% 10/1/50	150,000	114,228
4.35% 11/1/42	160,000	134,893
CVS Health Corp.:
1.75% 8/21/30	735,000	573,598
2.7% 8/21/40	400,000	270,223
2.875% 6/1/26	60,000	55,801
3% 8/15/26	38,000	35,259
3.25% 8/15/29	250,000	220,759
4.125% 4/1/40	100,000	82,062
4.78% 3/25/38	512,000	465,120
5.05% 3/25/48	250,000	224,375
5.125% 7/20/45	100,000	90,309
6.125% 9/15/39	100,000	101,816
Elevance Health, Inc.:
2.375% 1/15/25	1,100,000	1,041,353
4.101% 3/1/28	130,000	124,074
4.55% 3/1/48	80,000	69,109
4.625% 5/15/42	150,000	135,307
5.1% 1/15/44	132,000	124,458
6.1% 10/15/52	290,000	310,540
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	92,746
HCA Holdings, Inc.:
4.125% 6/15/29	242,000	220,284
5.125% 6/15/39	100,000	88,955
5.25% 6/15/49	120,000	103,500
5.5% 6/15/47	610,000	548,585
Humana, Inc.:
1.35% 2/3/27	170,000	146,359
2.15% 2/3/32	170,000	131,246
3.125% 8/15/29	100,000	87,218
3.95% 8/15/49	100,000	78,393
Indiana University Health, Inc. 2.852% 11/1/51	200,000	134,867
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	104,000	77,825
Kaiser Foundation Hospitals:
2.81% 6/1/41	290,000	212,697
3.266% 11/1/49	110,000	81,796
4.15% 5/1/47	60,000	52,785
Memorial Sloan-Kettring Cancer Center 2.955% 1/1/50	160,000	110,006
MidMichigan Health 3.409% 6/1/50	42,000	29,699
Novant Health, Inc. 3.168% 11/1/51	110,000	77,536
Orlando Health Obligated Group 3.327% 10/1/50	68,000	48,936
Piedmont Healthcare, Inc. 2.719% 1/1/42	150,000	103,455
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	280,000	166,500
Sutter Health 3.361% 8/15/50	170,000	121,605
Trinity Health Corp. 2.632% 12/1/40	50,000	35,546
UnitedHealth Group, Inc.:
1.25% 1/15/26	223,000	201,447
2% 5/15/30	170,000	139,395
2.3% 5/15/31	270,000	222,555
2.375% 8/15/24	100,000	95,996
2.875% 8/15/29	150,000	131,971
2.9% 5/15/50	307,000	207,944
3.05% 5/15/41	100,000	75,142
3.25% 5/15/51	100,000	71,617
3.375% 4/15/27	220,000	207,359
3.45% 1/15/27	370,000	350,710
3.5% 2/15/24	100,000	98,293
3.7% 8/15/49	90,000	70,544
3.85% 6/15/28	240,000	227,658
4.45% 12/15/48	68,000	60,413
4.75% 7/15/45	182,000	171,001
4.95% 5/15/62	160,000	150,590
5.25% 2/15/28	100,000	101,360
5.35% 2/15/33	100,000	102,297
5.95% 2/15/41	100,000	106,086
6.05% 2/15/63	210,000	229,835
6.625% 11/15/37	310,000	349,242
6.875% 2/15/38	126,000	145,931
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	46,068
		13,971,703
Life Sciences Tools & Services - 0.0%
Danaher Corp. 2.6% 10/1/50	245,000	156,450
PerkinElmer, Inc.:
0.85% 9/15/24	100,000	93,045
2.25% 9/15/31	100,000	77,548
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	259,688
2.8% 10/15/41	180,000	129,897
		716,628
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC:
1.2% 5/28/26	170,000	150,579
2.25% 5/28/31	170,000	141,534
4.875% 3/3/33	380,000	376,153
AstraZeneca PLC:
1.375% 8/6/30	240,000	189,482
3.125% 6/12/27	140,000	131,166
4% 9/18/42	100,000	87,271
6.45% 9/15/37	149,000	168,415
Bayer U.S. Finance II LLC 2.85% 4/15/25 (c)	177,000	166,718
Bristol-Myers Squibb Co.:
2.35% 11/13/40	210,000	143,590
2.55% 11/13/50	410,000	260,834
2.9% 7/26/24	160,000	155,082
3.2% 6/15/26	66,000	62,483
3.4% 7/26/29	31,000	28,441
3.9% 2/20/28	270,000	258,545
3.9% 3/15/62	120,000	93,902
4.125% 6/15/39	100,000	89,246
4.25% 10/26/49	100,000	86,345
4.35% 11/15/47	100,000	87,995
4.55% 2/20/48	159,000	144,813
Eli Lilly & Co.:
2.25% 5/15/50	200,000	125,630
3.95% 3/15/49	100,000	88,581
4.15% 3/15/59	100,000	87,522
4.875% 2/27/53	60,000	59,899
GlaxoSmithKline Capital PLC 3% 6/1/24	310,000	301,839
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	151,000	170,603
GSK Consumer Healthcare Capital 3.125% 3/24/25	340,000	323,290
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	250,000	232,460
3.625% 3/24/32	250,000	218,371
Johnson & Johnson:
0.55% 9/1/25	100,000	90,246
1.3% 9/1/30	100,000	80,359
2.1% 9/1/40	440,000	301,785
2.25% 9/1/50	100,000	63,498
2.45% 9/1/60	200,000	122,598
3.4% 1/15/38	238,000	202,476
4.5% 12/5/43	100,000	97,013
Merck & Co., Inc.:
2.35% 6/24/40	210,000	146,090
2.45% 6/24/50	200,000	127,267
2.75% 12/10/51	150,000	100,305
3.6% 9/15/42	130,000	106,145
3.7% 2/10/45	322,000	265,027
Mylan NV:
5.2% 4/15/48	74,000	56,516
5.4% 11/29/43	100,000	80,954
Novartis Capital Corp.:
2.75% 8/14/50	150,000	104,200
4.4% 5/6/44	120,000	111,298
Pfizer, Inc.:
2.55% 5/28/40	120,000	86,722
2.7% 5/28/50	100,000	68,300
3.2% 9/15/23	80,000	79,166
3.45% 3/15/29	100,000	93,212
3.9% 3/15/39	70,000	61,052
4% 12/15/36	190,000	173,813
4.3% 6/15/43	106,000	96,622
4.4% 5/15/44	110,000	101,661
7.2% 3/15/39	230,000	279,997
Pharmacia LLC 6.6% 12/1/28 (b)	190,000	207,258
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	413,314
Takeda Pharmaceutical Co. Ltd. 3.025% 7/9/40	330,000	241,724
Viatris, Inc.:
2.7% 6/22/30	428,000	339,306
3.85% 6/22/40	100,000	68,204
4% 6/22/50	70,000	45,151
Wyeth LLC 5.95% 4/1/37	50,000	53,607
Zoetis, Inc.:
3% 9/12/27	50,000	46,124
3.95% 9/12/47	180,000	144,372
		9,086,171
TOTAL HEALTH CARE		33,428,952
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3.25% 4/1/25	1,040,000	1,001,549
3.75% 5/15/28	100,000	95,071
4.25% 4/1/40	104,000	94,387
4.25% 4/1/50	30,000	26,777
L3Harris Technologies, Inc. 1.8% 1/15/31	435,000	339,092
Lockheed Martin Corp.:
4.07% 12/15/42	110,000	96,141
4.09% 9/15/52	119,000	102,197
4.15% 6/15/53	150,000	128,971
4.7% 5/15/46	136,000	128,523
5.9% 11/15/63	150,000	165,588
6.15% 9/1/36	100,000	108,832
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	92,327
4.03% 10/15/47	178,000	147,185
4.75% 6/1/43	110,000	100,645
5.15% 5/1/40	150,000	145,478
Raytheon Technologies Corp.:
1.9% 9/1/31	470,000	367,424
2.82% 9/1/51	210,000	138,105
3.65% 8/16/23	13,000	12,892
3.75% 11/1/46	100,000	78,731
3.95% 8/16/25	80,000	77,744
4.125% 11/16/28	400,000	380,735
4.35% 4/15/47	100,000	87,089
4.45% 11/16/38	360,000	325,630
4.5% 6/1/42	40,000	35,956
5.7% 4/15/40	160,000	163,608
The Boeing Co.:
2.75% 2/1/26	140,000	129,752
2.8% 3/1/23	270,000	270,000
2.95% 2/1/30	220,000	187,293
3.2% 3/1/29	320,000	281,463
3.375% 6/15/46	120,000	79,970
3.75% 2/1/50	70,000	49,245
4.875% 5/1/25	1,090,000	1,074,741
5.705% 5/1/40	700,000	666,413
5.805% 5/1/50	320,000	304,392
6.875% 3/15/39	160,000	171,051
		7,654,997
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.4% 5/15/31	200,000	162,555
3.25% 5/15/41	180,000	129,645
4.05% 2/15/48	80,000	61,400
4.1% 2/1/45	130,000	101,289
4.25% 5/15/30	130,000	121,941
4.9% 1/15/34	100,000	95,865
4.95% 10/17/48	80,000	70,941
5.25% 5/15/50	98,000	90,914
United Parcel Service, Inc.:
3.05% 11/15/27	150,000	139,184
3.9% 4/1/25	350,000	342,038
4.45% 4/1/30	150,000	146,742
5.2% 4/1/40	100,000	100,711
5.3% 4/1/50	82,000	84,699
6.2% 1/15/38	234,000	258,729
		1,906,653
Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	204,370	168,408
Southwest Airlines Co.:
5.125% 6/15/27	251,000	247,400
5.25% 5/4/25	130,000	129,462
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	141,806	137,453
		682,723
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	300,000	281,755
2.493% 2/15/27	100,000	90,131
2.722% 2/15/30	100,000	84,386
3.377% 4/5/40	150,000	112,190
3.577% 4/5/50	100,000	72,011
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75% 9/15/30	300,000	239,906
2% 9/16/31	180,000	142,119
Masco Corp.:
2% 2/15/31	90,000	69,673
3.125% 2/15/51	50,000	31,690
Owens Corning:
3.4% 8/15/26	100,000	93,611
4.3% 7/15/47	110,000	87,841
		1,305,313
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	400,000	306,592
3.95% 5/15/28	200,000	189,425
Waste Management, Inc.:
1.5% 3/15/31	140,000	107,774
2.4% 5/15/23	250,000	248,471
2.5% 11/15/50	150,000	94,034
3.15% 11/15/27	50,000	46,242
		992,538
Electrical Equipment - 0.0%
Eaton Corp.:
4.15% 3/15/33	230,000	211,909
4.15% 11/2/42	100,000	85,160
Emerson Electric Co. 2.8% 12/21/51	220,000	141,724
		438,793
Industrial Conglomerates - 0.2%
3M Co.:
2.25% 9/19/26	330,000	299,216
2.375% 8/26/29	270,000	226,660
2.875% 10/15/27	210,000	191,078
3.25% 8/26/49	100,000	69,524
3.375% 3/1/29	110,000	99,467
3.7% 4/15/50	96,000	74,344
5.7% 3/15/37	100,000	101,403
General Electric Co.:
4.25% 5/1/40	50,000	41,193
4.35% 5/1/50	170,000	142,955
4.5% 3/11/44	200,000	173,599
Honeywell International, Inc.:
1.35% 6/1/25	100,000	92,293
1.95% 6/1/30	100,000	82,675
2.3% 8/15/24	190,000	182,294
2.7% 8/15/29	110,000	96,670
2.8% 6/1/50	200,000	144,413
5% 2/15/33	210,000	212,186
		2,229,970
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	190,000	185,287
0.45% 5/17/24	670,000	632,838
1.1% 9/14/27	540,000	461,772
Caterpillar, Inc.:
2.6% 4/9/30	210,000	183,050
3.25% 9/19/49	170,000	129,597
3.25% 4/9/50	130,000	99,706
Cummins, Inc. 1.5% 9/1/30	190,000	150,325
Deere & Co. 2.875% 9/7/49	190,000	137,394
Illinois Tool Works, Inc.:
3.5% 3/1/24	450,000	443,930
3.9% 9/1/42	100,000	86,402
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	165,750
Otis Worldwide Corp.:
2.565% 2/15/30	100,000	84,259
3.362% 2/15/50	80,000	56,772
Parker Hannifin Corp.:
2.7% 6/14/24	300,000	289,551
3.25% 6/14/29	210,000	186,560
4% 6/14/49	110,000	88,267
Stanley Black & Decker, Inc.:
2.75% 11/15/50	151,000	90,421
3% 5/15/32	120,000	97,783
		3,569,664
Professional Services - 0.1%
Thomson Reuters Corp. 4.3% 11/23/23	1,200,000	1,190,200
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	30,000	20,694
3.25% 6/15/27	550,000	519,417
3.3% 9/15/51	140,000	101,843
4.05% 6/15/48	182,000	152,423
4.15% 12/15/48	100,000	84,821
4.45% 3/15/43	151,000	134,634
5.15% 9/1/43	100,000	98,054
5.75% 5/1/40	100,000	104,048
Canadian National Railway Co.:
2.45% 5/1/50	150,000	91,825
3.65% 2/3/48	100,000	80,189
Canadian Pacific Railway Co.:
1.75% 12/2/26	200,000	177,115
2.45% 12/2/31	200,000	166,552
3.1% 12/2/51	200,000	136,491
4.8% 8/1/45	230,000	208,093
CSX Corp.:
3.35% 11/1/25	250,000	238,671
3.8% 3/1/28	50,000	47,503
4.25% 3/15/29	150,000	142,327
4.3% 3/1/48	210,000	178,663
4.65% 3/1/68	230,000	195,272
4.75% 11/15/48	160,000	144,454
6.15% 5/1/37	100,000	105,552
Kansas City Southern 3.5% 5/1/50	160,000	116,452
Norfolk Southern Corp.:
2.9% 6/15/26	370,000	343,671
3.155% 5/15/55	100,000	65,793
3.8% 8/1/28	72,000	67,254
3.95% 10/1/42	305,000	250,690
4.1% 5/15/21	200,000	136,655
4.15% 2/28/48	100,000	81,592
Union Pacific Corp.:
2.15% 2/5/27	120,000	108,487
2.75% 3/1/26	360,000	337,442
2.891% 4/6/36	390,000	307,120
3.25% 2/5/50	270,000	194,748
3.375% 2/14/42	150,000	117,827
3.646% 2/15/24	180,000	177,030
3.799% 4/6/71	170,000	124,330
3.85% 2/14/72	230,000	171,075
4% 4/15/47	90,000	73,875
5.15% 1/20/63	150,000	144,234
		5,946,916
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24	680,000	647,985
2.2% 1/15/27	140,000	122,998
3.625% 12/1/27	140,000	127,267
4.625% 10/1/28	350,000	326,851
W.W. Grainger, Inc. 3.75% 5/15/46	120,000	95,134
		1,320,235
TOTAL INDUSTRIALS		27,238,002
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
5.5% 1/15/40	192,000	201,810
5.9% 2/15/39	100,000	109,392
		311,202
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	300,000	287,302
Dell International LLC/EMC Corp.:
4.9% 10/1/26	450,000	440,092
5.3% 10/1/29	90,000	86,958
5.45% 6/15/23	60,000	59,958
8.1% 7/15/36	310,000	346,425
8.35% 7/15/46	92,000	104,438
Teledyne Technologies, Inc. 2.75% 4/1/31	100,000	81,808
Vontier Corp. 1.8% 4/1/26	180,000	156,559
		1,563,540
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	430,000	381,882
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	215,702
2.25% 3/1/31	200,000	157,326
5.625% 7/15/52	100,000	93,415
Fiserv, Inc.:
2.25% 6/1/27	100,000	88,729
2.75% 7/1/24	370,000	356,246
3.5% 7/1/29	520,000	464,975
4.4% 7/1/49	100,000	80,850
Global Payments, Inc.:
1.2% 3/1/26	350,000	305,959
2.9% 5/15/30	310,000	255,098
5.95% 8/15/52	100,000	92,456
IBM Corp.:
1.95% 5/15/30	100,000	80,607
2.85% 5/15/40	110,000	78,619
2.95% 5/15/50	100,000	65,040
3% 5/15/24	100,000	97,219
3.5% 5/15/29	170,000	155,040
3.625% 2/12/24	1,460,000	1,434,631
4.15% 5/15/39	200,000	169,598
4.7% 2/19/46	204,000	178,365
5.6% 11/30/39	180,000	180,204
MasterCard, Inc.:
3.85% 3/26/50	310,000	261,099
3.95% 2/26/48	100,000	86,281
PayPal Holdings, Inc.:
1.65% 6/1/25	80,000	74,137
2.3% 6/1/30	130,000	107,200
2.85% 10/1/29	280,000	243,028
5.05% 6/1/52	160,000	145,678
The Western Union Co. 2.85% 1/10/25	100,000	94,975
Visa, Inc.:
2% 8/15/50	100,000	59,303
2.05% 4/15/30	430,000	363,410
2.7% 4/15/40	120,000	89,901
3.15% 12/14/25	160,000	152,724
4.3% 12/14/45	402,000	362,822
		6,972,519
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.:
2.1% 10/1/31	140,000	113,322
2.8% 10/1/41	150,000	108,810
2.95% 4/1/25	240,000	229,430
Applied Materials, Inc.:
4.35% 4/1/47	90,000	80,799
5.1% 10/1/35	120,000	120,334
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	100,000	94,314
Broadcom, Inc.:
2.45% 2/15/31 (c)	160,000	126,782
2.6% 2/15/33 (c)	100,000	75,578
3.137% 11/15/35 (c)	100,000	73,718
3.15% 11/15/25	230,000	216,596
3.419% 4/15/33 (c)	190,000	152,969
3.459% 9/15/26	432,000	403,797
3.469% 4/15/34 (c)	230,000	182,038
3.75% 2/15/51 (c)	420,000	292,750
4.15% 4/15/32 (c)	100,000	88,149
4.3% 11/15/32	410,000	363,342
4.926% 5/15/37 (c)	100,000	86,983
5% 4/15/30	292,000	280,323
Intel Corp.:
2% 8/12/31	50,000	39,235
2.45% 11/15/29	720,000	605,506
3.05% 8/12/51	50,000	32,038
3.25% 11/15/49	180,000	120,172
3.734% 12/8/47	110,000	81,294
4.6% 3/25/40	110,000	98,769
4.75% 3/25/50	390,000	337,702
4.875% 2/10/28	120,000	118,247
5.05% 8/5/62	240,000	210,140
5.2% 2/10/33	80,000	78,505
5.7% 2/10/53	120,000	117,261
Lam Research Corp. 2.875% 6/15/50	150,000	100,074
Marvell Technology, Inc. 2.45% 4/15/28	120,000	102,653
Micron Technology, Inc.:
4.663% 2/15/30	120,000	110,369
5.327% 2/6/29	310,000	302,824
NVIDIA Corp.:
2% 6/15/31	480,000	388,113
3.5% 4/1/50	167,000	129,506
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	300,000	234,120
3.25% 5/11/41	190,000	131,373
3.875% 6/18/26	140,000	132,696
4.3% 6/18/29	100,000	91,875
Qualcomm, Inc.:
4.3% 5/20/47	213,000	186,227
4.5% 5/20/52	180,000	160,154
4.8% 5/20/45	130,000	123,201
Texas Instruments, Inc.:
2.9% 11/3/27	160,000	148,040
3.875% 3/15/39	210,000	185,672
		7,455,800
Software - 0.7%
Adobe, Inc. 2.15% 2/1/27	240,000	218,097
Microsoft Corp.:
2.4% 8/8/26	520,000	482,288
2.525% 6/1/50	280,000	186,984
2.675% 6/1/60	200,000	129,597
2.921% 3/17/52	170,000	122,303
3.3% 2/6/27	1,650,000	1,576,419
3.45% 8/8/36	610,000	534,326
3.75% 2/12/45	100,000	85,909
5.3% 2/8/41	280,000	299,996
Oracle Corp.:
2.5% 4/1/25	1,290,000	1,216,248
2.65% 7/15/26	100,000	91,377
2.875% 3/25/31	690,000	572,056
3.25% 11/15/27	600,000	548,819
3.6% 4/1/40	230,000	169,781
3.6% 4/1/50	210,000	142,229
3.8% 11/15/37	100,000	79,181
3.85% 4/1/60	70,000	46,658
3.9% 5/15/35	100,000	83,044
3.95% 3/25/51	200,000	143,657
4% 11/15/47	388,000	283,708
4.1% 3/25/61	720,000	500,641
4.375% 5/15/55	200,000	151,709
5.375% 7/15/40	120,000	109,918
6.125% 7/8/39	114,000	113,565
6.25% 11/9/32	150,000	156,106
Roper Technologies, Inc.:
1% 9/15/25	60,000	54,053
1.4% 9/15/27	60,000	50,890
1.75% 2/15/31	60,000	46,271
2% 6/30/30	400,000	322,106
Salesforce.com, Inc.:
1.95% 7/15/31	100,000	80,201
2.9% 7/15/51	300,000	201,821
3.7% 4/11/28	140,000	133,374
VMware, Inc. 1.4% 8/15/26	690,000	595,900
		9,529,232
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
0.7% 2/8/26	2,500,000	2,218,493
1.125% 5/11/25	500,000	461,771
1.7% 8/5/31	280,000	222,817
2.05% 9/11/26	290,000	264,066
2.375% 2/8/41	440,000	311,075
2.55% 8/20/60	110,000	68,214
2.85% 8/5/61	490,000	318,334
2.95% 9/11/49	180,000	129,494
3% 2/9/24	650,000	636,882
3% 11/13/27	890,000	828,994
3.35% 2/9/27	240,000	228,716
3.75% 11/13/47	90,000	75,191
4.375% 5/13/45	120,000	110,206
4.45% 5/6/44	100,000	95,261
4.5% 2/23/36	110,000	107,809
4.65% 2/23/46	201,000	191,372
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (b)	1,108,000	1,098,719
HP, Inc.:
2.2% 6/17/25	190,000	177,467
2.65% 6/17/31	210,000	165,099
3.4% 6/17/30	250,000	213,371
4.2% 4/15/32	140,000	120,396
5.5% 1/15/33	100,000	94,480
		8,138,227
TOTAL INFORMATION TECHNOLOGY		33,970,520
MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	91,225
2.05% 5/15/30	40,000	33,435
2.7% 5/15/40	40,000	29,537
2.8% 5/15/50	40,000	27,655
Celanese U.S. Holdings LLC 6.165% 7/15/27	520,000	516,146
CF Industries Holdings, Inc. 5.375% 3/15/44	130,000	114,680
DuPont de Nemours, Inc.:
4.493% 11/15/25	320,000	314,516
4.725% 11/15/28	100,000	98,372
5.319% 11/15/38	310,000	300,860
Eastman Chemical Co. 4.5% 12/1/28	226,000	215,929
Ecolab, Inc.:
1.3% 1/30/31	400,000	305,707
2.125% 8/15/50	150,000	85,887
International Flavors & Fragrances, Inc. 4.45% 9/26/28	130,000	121,037
Linde, Inc./Connecticut 3.2% 1/30/26	230,000	221,322
LYB International Finance BV 4% 7/15/23	87,000	86,583
LYB International Finance II BV 3.5% 3/2/27	680,000	634,300
LYB International Finance III LLC:
3.375% 10/1/40	110,000	78,987
3.625% 4/1/51	110,000	75,626
3.8% 10/1/60	100,000	66,784
Nutrien Ltd.:
3.95% 5/13/50	170,000	129,589
4.125% 3/15/35	150,000	129,716
4.2% 4/1/29	32,000	30,184
5% 4/1/49	56,000	50,492
Rohm & Haas Co. 7.85% 7/15/29	120,000	132,961
Sherwin-Williams Co.:
3.125% 6/1/24	160,000	155,599
3.45% 6/1/27	210,000	196,772
4.5% 6/1/47	200,000	167,579
The Dow Chemical Co.:
2.1% 11/15/30	450,000	363,309
3.6% 11/15/50	170,000	122,532
5.55% 11/30/48	80,000	76,744
The Mosaic Co. 4.05% 11/15/27	170,000	160,919
Westlake Corp. 3.6% 8/15/26	858,000	807,311
		5,942,295
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.5% 3/15/30	110,000	90,955
4.25% 12/15/47	120,000	98,636
		189,591
Containers & Packaging - 0.1%
International Paper Co. 5% 9/15/35	328,000	310,335
WRKCo, Inc.:
3.9% 6/1/28	170,000	157,423
4.65% 3/15/26	400,000	391,684
		859,442
Metals & Mining - 0.2%
Barrick North America Finance LLC 5.7% 5/30/41	142,000	141,427
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	100,000	103,072
BHP Billiton Financial (U.S.A.) Ltd.:
4.125% 2/24/42	100,000	87,301
4.75% 2/28/28	100,000	98,802
5% 9/30/43	151,000	146,465
Freeport-McMoRan, Inc.:
4.625% 8/1/30	190,000	176,688
5.45% 3/15/43	160,000	144,453
Newmont Corp.:
2.25% 10/1/30	160,000	128,839
4.875% 3/15/42	100,000	91,090
5.45% 6/9/44	100,000	96,061
Nucor Corp.:
2.979% 12/15/55	110,000	71,073
3.125% 4/1/32	100,000	85,299
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	324,000	323,207
Southern Copper Corp.:
3.875% 4/23/25	210,000	202,167
5.875% 4/23/45	178,000	178,868
7.5% 7/27/35	110,000	124,389
Vale Overseas Ltd.:
3.75% 7/8/30	500,000	432,975
6.875% 11/21/36	120,000	123,036
		2,755,212
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	320,000	267,260
6% 1/15/29	230,000	225,228
		492,488
TOTAL MATERIALS		10,239,028
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	250,000	191,260
3.375% 8/15/31	340,000	298,289
4.85% 4/15/49	140,000	121,985
American Homes 4 Rent LP 3.375% 7/15/51	110,000	71,499
American Tower Corp.:
1.3% 9/15/25	120,000	107,889
2.1% 6/15/30	120,000	94,997
3.1% 6/15/50	120,000	74,649
3.6% 1/15/28	70,000	64,069
3.8% 8/15/29	100,000	90,147
AvalonBay Communities, Inc.:
2.3% 3/1/30	408,000	341,621
3.35% 5/15/27	170,000	158,192
Boston Properties, Inc.:
2.75% 10/1/26	100,000	90,253
3.25% 1/30/31	227,000	189,393
4.5% 12/1/28	280,000	259,838
Corporate Office Properties LP 2.75% 4/15/31	110,000	82,821
Crown Castle International Corp.:
1.35% 7/15/25	90,000	81,741
2.25% 1/15/31	100,000	80,006
3.25% 1/15/51	190,000	124,976
3.65% 9/1/27	464,000	431,661
EPR Properties 4.5% 6/1/27	210,000	186,793
Equinix, Inc.:
1.45% 5/15/26	200,000	176,474
2.5% 5/15/31	210,000	168,155
ERP Operating LP:
1.85% 8/1/31	240,000	188,602
2.5% 2/15/30	160,000	134,993
3.5% 3/1/28	160,000	147,482
Federal Realty Investment Trust 1.25% 2/15/26	200,000	177,622
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	310,000	303,492
Healthpeak Properties, Inc.:
2.875% 1/15/31	430,000	362,481
3% 1/15/30	320,000	275,468
Kilroy Realty LP 2.65% 11/15/33	100,000	68,607
Kimco Realty Op LLC:
1.9% 3/1/28	610,000	514,888
2.8% 10/1/26	216,000	197,305
National Retail Properties, Inc. 3% 4/15/52	200,000	123,853
Office Properties Income Trust 2.4% 2/1/27	100,000	73,903
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	140,000	132,186
4.75% 1/15/28	201,000	188,525
Prologis LP:
1.625% 3/15/31	150,000	117,290
1.75% 2/1/31	340,000	268,349
2.125% 4/15/27	170,000	152,940
2.125% 10/15/50	100,000	56,329
Realty Income Corp.:
2.85% 12/15/32	338,000	277,621
3.25% 1/15/31	238,000	207,442
Regency Centers LP 3.7% 6/15/30	150,000	132,676
Simon Property Group LP:
2% 9/13/24	420,000	399,407
2.2% 2/1/31	250,000	199,687
2.65% 7/15/30	138,000	115,914
3.375% 12/1/27	150,000	138,554
3.5% 9/1/25	230,000	220,522
4.25% 11/30/46	116,000	93,603
4.75% 3/15/42	110,000	96,756
UDR, Inc.:
2.1% 6/15/33	100,000	72,889
3% 8/15/31	100,000	84,318
Ventas Realty LP:
4% 3/1/28	184,000	169,977
4.875% 4/15/49	160,000	136,082
VICI Properties LP:
4.75% 2/15/28	330,000	311,299
5.125% 5/15/32	140,000	129,899
Welltower Op:
2.05% 1/15/29	390,000	319,228
2.75% 1/15/32	110,000	87,847
4.25% 4/15/28	174,000	164,290
Weyerhaeuser Co. 4% 11/15/29	270,000	245,839
		10,574,873
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 7.55% 3/15/28	100,000	98,043
Digital Realty Trust LP 3.7% 8/15/27	230,000	212,981
Essex Portfolio LP:
2.65% 3/15/32	210,000	166,662
3.875% 5/1/24	120,000	117,315
Mid-America Apartments LP 4.2% 6/15/28	260,000	247,470
Tanger Properties LP 3.125% 9/1/26	100,000	90,763
		933,234
TOTAL REAL ESTATE		11,508,107
UTILITIES - 1.9%
Electric Utilities - 1.4%
AEP Texas, Inc. 3.45% 5/15/51	70,000	49,824
AEP Transmission Co. LLC:
2.75% 8/15/51	100,000	64,213
3.65% 4/1/50	139,000	107,126
Alabama Power Co. 1.45% 9/15/30	800,000	622,844
American Electric Power Co., Inc.:
3.25% 3/1/50	174,000	116,843
4.3% 12/1/28	194,000	184,552
Appalachian Power Co. 7% 4/1/38	100,000	112,552
Arizona Public Service Co. 3.35% 5/15/50	200,000	135,942
Baltimore Gas & Electric Co. 2.9% 6/15/50	120,000	80,191
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	70,000	51,720
4.25% 2/1/49	185,000	161,190
Cincinnati Gas & Electric Co.:
3.65% 2/1/29	210,000	194,121
4.3% 2/1/49	65,000	53,326
Commonwealth Edison Co.:
2.75% 9/1/51	200,000	127,487
4% 3/1/48	208,000	170,578
6.45% 1/15/38	240,000	268,058
Connecticut Light & Power Co. 5.25% 1/15/53	120,000	119,948
Dominion Energy South Carolina 2.3% 12/1/31	230,000	185,262
DTE Electric Co.:
3.65% 3/1/52	190,000	147,057
3.95% 3/1/49	56,000	45,995
4.05% 5/15/48	100,000	83,614
Duke Energy Carolinas LLC:
3.75% 6/1/45	150,000	116,901
3.875% 3/15/46	240,000	187,724
4% 9/30/42	179,000	147,221
4.25% 12/15/41	130,000	111,862
Duke Energy Corp.:
2.45% 6/1/30	200,000	164,268
3.15% 8/15/27	352,000	323,639
3.3% 6/15/41	390,000	282,886
3.75% 9/1/46	110,000	81,097
4.2% 6/15/49	310,000	245,154
5% 8/15/52	100,000	88,878
Duke Energy Florida LLC 4.2% 7/15/48	140,000	118,376
Duke Energy Industries, Inc. 6.35% 8/15/38	170,000	185,853
Duke Energy Progress LLC:
2% 8/15/31	270,000	212,628
4.2% 8/15/45	180,000	149,838
Edison International 4.125% 3/15/28	100,000	93,230
Entergy Corp.:
0.9% 9/15/25	500,000	444,553
2.4% 6/15/31	120,000	94,910
3.75% 6/15/50	190,000	139,710
Entergy Louisiana LLC:
3.12% 9/1/27	310,000	284,010
4% 3/15/33	190,000	171,116
Entergy, Inc.:
3.35% 6/15/52	100,000	70,874
3.55% 9/30/49	194,000	140,842
Eversource Energy:
2.55% 3/15/31	200,000	163,511
3.45% 1/15/50	120,000	86,593
Exelon Corp.:
3.95% 6/15/25	163,000	157,782
4.05% 4/15/30	370,000	339,342
4.7% 4/15/50	110,000	95,678
5.1% 6/15/45	160,000	147,247
FirstEnergy Corp.:
1.6% 1/15/26	97,000	86,383
2.25% 9/1/30	150,000	119,625
5.1% 7/15/47	150,000	133,826
Florida Power & Light Co.:
3.99% 3/1/49	133,000	109,882
4.05% 6/1/42	210,000	178,139
4.05% 10/1/44	170,000	143,153
4.125% 2/1/42	240,000	204,347
Georgia Power Co. 2.65% 9/15/29	360,000	305,701
Indiana Michigan Power Co. 3.25% 5/1/51	80,000	55,416
Interstate Power and Light Co. 2.3% 6/1/30	104,000	85,132
Kentucky Utilities Co. 5.125% 11/1/40	170,000	162,221
MidAmerican Energy Co.:
3.65% 8/1/48	280,000	217,152
3.95% 8/1/47	100,000	82,898
4.25% 7/15/49	100,000	86,381
Mississippi Power Co. 3.95% 3/30/28	120,000	112,998
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	300,000	264,321
2.44% 1/15/32	400,000	316,788
4.9% 2/28/28	900,000	889,273
Northern States Power Co.:
2.6% 6/1/51	300,000	192,563
4% 8/15/45	110,000	89,951
NSTAR Electric Co. 4.95% 9/15/52	100,000	95,501
Oglethorpe Power Corp.:
3.75% 8/1/50	100,000	72,943
5.95% 11/1/39	110,000	108,506
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	70,283
3.8% 6/1/49	280,000	225,066
4.6% 6/1/52	150,000	136,594
Pacific Gas & Electric Co.:
2.5% 2/1/31	320,000	249,387
3.15% 1/1/26	110,000	102,040
3.3% 8/1/40	100,000	67,633
3.5% 6/15/25	506,000	479,627
3.75% 2/15/24	320,000	312,814
4.2% 3/1/29	200,000	179,638
4.55% 7/1/30	603,000	544,522
4.75% 2/15/44	100,000	78,309
4.95% 7/1/50	230,000	181,584
5.9% 6/15/32	300,000	289,927
PacifiCorp:
2.9% 6/15/52	100,000	66,280
4.15% 2/15/50	250,000	206,715
6% 1/15/39	100,000	104,403
PECO Energy Co. 4.6% 5/15/52	210,000	190,450
PG&E Wildfire Recovery:
5.099% 6/1/54	150,000	151,577
5.212% 12/1/49	260,000	258,868
PPL Capital Funding, Inc. 4% 9/15/47	90,000	65,326
PPL Electric Utilities Corp. 3% 10/1/49	70,000	48,718
Public Service Co. of Colorado:
3.2% 3/1/50	110,000	79,009
6.25% 9/1/37	130,000	140,726
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	68,584
3% 5/15/25	220,000	209,541
3.15% 1/1/50	300,000	216,408
3.2% 8/1/49	110,000	80,171
Puget Sound Energy, Inc. 4.3% 5/20/45	130,000	106,354
Southern California Edison Co.:
2.95% 2/1/51	250,000	160,843
3.5% 10/1/23	566,000	559,338
3.65% 2/1/50	220,000	161,615
3.9% 3/15/43	230,000	181,003
4.05% 3/15/42	100,000	80,474
4.65% 10/1/43	158,000	137,324
6.05% 3/15/39	100,000	102,469
Southern Co.:
3.25% 7/1/26	765,000	713,291
4.4% 7/1/46	253,000	208,206
Tampa Electric Co. 4.45% 6/15/49	140,000	117,372
Union Electric Co. 3.9% 4/1/52	120,000	96,205
Virginia Electric & Power Co.:
2.45% 12/15/50	100,000	59,265
3.8% 4/1/28	90,000	84,894
3.8% 9/15/47	180,000	139,507
4.6% 12/1/48	208,000	179,897
4.625% 5/15/52	100,000	87,912
6% 5/15/37	120,000	124,924
Wisconsin Electric Power Co. 1.7% 6/15/28	490,000	416,409
Xcel Energy, Inc.:
3.35% 12/1/26	316,000	295,080
3.4% 6/1/30	73,000	64,685
		20,922,533
Gas Utilities - 0.1%
Atmos Energy Corp.:
2.85% 2/15/52	100,000	65,389
4.125% 10/15/44	210,000	175,656
CenterPoint Energy Resources Corp. 1.75% 10/1/30	100,000	78,646
Dominion Gas Holdings LLC 2.5% 11/15/24	80,000	76,327
Piedmont Natural Gas Co., Inc. 3.35% 6/1/50	100,000	68,109
Southern California Gas Co.:
2.55% 2/1/30	100,000	84,664
4.3% 1/15/49	130,000	106,483
Southern Co. Gas Capital Corp. 3.15% 9/30/51	250,000	167,700
		822,974
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 4.75% 6/15/46	100,000	78,574
Exelon Generation Co. LLC:
3.25% 6/1/25	100,000	95,062
5.6% 6/15/42	130,000	125,086
		298,722
Multi-Utilities - 0.4%
Ameren Corp. 3.5% 1/15/31	250,000	219,781
Ameren Illinois Co. 4.5% 3/15/49	210,000	190,169
Berkshire Hathaway Energy Co.:
1.65% 5/15/31	160,000	124,063
3.25% 4/15/28	250,000	230,880
4.45% 1/15/49	100,000	86,326
4.5% 2/1/45	180,000	156,345
4.6% 5/1/53	100,000	87,480
5.95% 5/15/37	120,000	124,038
6.125% 4/1/36	110,000	116,823
Consolidated Edison Co. of New York, Inc.:
3.7% 11/15/59	100,000	72,438
3.85% 6/15/46	100,000	77,094
3.95% 4/1/50	245,000	193,586
4.5% 5/15/58	220,000	182,507
4.65% 12/1/48	80,000	70,328
6.15% 11/15/52	100,000	106,910
6.75% 4/1/38	110,000	122,069
Consumers Energy Co.:
2.65% 8/15/52	200,000	127,094
3.1% 8/15/50	200,000	140,798
Dominion Energy, Inc.:
3.375% 4/1/30	340,000	297,422
4.85% 8/15/52	280,000	243,295
DTE Energy Co. 3.8% 3/15/27	90,000	84,450
NiSource, Inc.:
0.95% 8/15/25	700,000	631,110
1.7% 2/15/31	370,000	282,033
3.49% 5/15/27	442,000	412,903
5.95% 6/15/41	110,000	110,743
Puget Energy, Inc. 4.1% 6/15/30	253,000	227,157
San Diego Gas & Electric Co. 4.1% 6/15/49	130,000	105,588
Sempra Energy:
3.4% 2/1/28	50,000	45,785
3.8% 2/1/38	270,000	221,168
4% 2/1/48	136,000	105,465
		5,195,848
Water Utilities - 0.0%
American Water Capital Corp.:
2.3% 6/1/31	220,000	179,475
2.95% 9/1/27	310,000	284,116
3.75% 9/1/47	213,000	166,042
4.3% 12/1/42	100,000	86,695
		716,328
TOTAL UTILITIES		27,956,405
TOTAL NONCONVERTIBLE BONDS (Cost $419,057,887)		360,070,276

U.S. Government and Government Agency Obligations - 44.2%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 8/25/25	238,000	214,006
0.5% 6/17/25	650,000	590,725
0.625% 4/22/25	90,000	82,414
0.75% 10/8/27	250,000	214,354
0.875% 8/5/30	108,000	85,687
1.75% 7/2/24	930,000	889,613
2.875% 9/12/23	150,000	148,162
6.625% 11/15/30	1,650,000	1,912,344
Federal Farm Credit Bank 1.4% 3/10/28	2,230,000	1,895,986
Federal Home Loan Bank:
0.375% 9/4/25	175,000	157,478
0.5% 4/14/25	390,000	356,870
0.9% 2/26/27	3,290,000	2,845,612
1.5% 8/15/24	125,000	118,721
2.5% 2/13/24	230,000	223,993
3.25% 6/9/28	210,000	199,679
3.25% 11/16/28	30,000	28,524
Freddie Mac:
0.25% 8/24/23	450,000	439,475
0.25% 12/4/23	958,000	921,736
0.375% 7/21/25	480,000	433,260
0.375% 9/23/25	370,000	332,522
1.5% 2/12/25	630,000	591,401
2.75% 6/19/23	50,000	49,650
6.25% 7/15/32	830,000	962,991
6.75% 3/15/31	390,000	457,972
Tennessee Valley Authority:
0.75% 5/15/25	560,000	511,406
2.875% 2/1/27	145,000	135,939
4.25% 9/15/65	210,000	186,683
5.25% 9/15/39	420,000	441,353
5.88% 4/1/36	110,000	122,696
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		15,551,252
U.S. Treasury Obligations - 43.1%
U.S. Treasury Bonds:
1.125% 5/15/40	2,000	1,266
1.125% 8/15/40	76,000	47,865
1.25% 5/15/50	2,278,000	1,263,667
1.375% 11/15/40	4,356,000	2,862,198
1.375% 8/15/50	3,300,000	1,891,570
1.625% 11/15/50	6,241,000	3,823,831
1.75% 8/15/41	7,187,000	4,980,366
1.875% 2/15/41	14,910,000	10,656,573
1.875% 2/15/51	9,063,000	5,917,148
1.875% 11/15/51	4,704,000	3,059,437
2% 11/15/41	5,180,000	3,743,966
2% 2/15/50	683,000	461,985
2% 8/15/51	8,892,000	5,976,744
2.25% 5/15/41	12,975,000	9,858,466
2.25% 8/15/46	148,000	106,785
2.25% 8/15/49	267,000	191,499
2.25% 2/15/52	1,610,000	1,147,943
2.375% 11/15/49	38,000	28,022
2.375% 5/15/51	6,825,000	5,010,243
2.5% 2/15/45	763,000	582,890
2.5% 2/15/46	329,000	250,027
2.5% 5/15/46	122,000	92,706
2.75% 11/15/42	329,000	267,377
2.75% 8/15/47	177,000	140,708
2.75% 11/15/47	157,000	124,833
2.875% 8/15/45	268,000	218,567
2.875% 11/15/46	359,000	292,515
2.875% 5/15/49	361,000	295,230
2.875% 5/15/52	2,960,000	2,423,847
3% 5/15/42	238,000	202,551
3% 11/15/44	1,614,000	1,350,023
3% 11/15/45	76,000	63,356
3% 2/15/47	83,000	69,085
3% 5/15/47	197,000	164,049
3% 2/15/48	121,000	100,855
3% 8/15/48	188,000	156,907
3% 2/15/49	264,000	220,894
3% 8/15/52	10,200,000	8,574,375
3.125% 11/15/41	229,000	200,160
3.125% 2/15/42	264,000	229,752
3.125% 8/15/44	1,405,000	1,201,440
3.125% 5/15/48	48,000	40,974
3.25% 5/15/42	6,160,000	5,444,622
3.375% 8/15/42	14,240,000	12,820,450
3.375% 5/15/44	856,000	763,445
3.375% 11/15/48	68,000	60,841
3.625% 8/15/43	86,000	80,071
3.625% 2/15/44	1,464,000	1,358,489
3.625% 2/15/53	2,550,000	2,427,680
3.75% 8/15/41	225,000	215,938
3.75% 11/15/43	94,000	89,080
3.875% 8/15/40	126,000	123,613
3.875% 2/15/43	960,000	931,350
4% 11/15/42	6,940,000	6,841,322
4% 11/15/52	4,150,000	4,223,922
4.375% 2/15/38	81,000	84,841
4.375% 11/15/39	5,000	5,230
4.375% 5/15/41	433,000	452,231
4.5% 2/15/36	223,000	238,061
4.5% 5/15/38	69,000	73,199
5% 5/15/37 (f)	391,000	437,126
U.S. Treasury Notes:
0.125% 5/15/23	17,000	16,835
0.125% 6/30/23	78,000	76,763
0.125% 9/15/23	2,000	1,948
0.125% 10/15/23	130,000	126,090
0.125% 12/15/23	684,000	657,682
0.125% 1/15/24	1,625,000	1,556,001
0.125% 2/15/24	3,566,000	3,398,565
0.25% 4/15/23	9,000	8,950
0.25% 3/15/24	1,012,000	962,191
0.25% 5/15/24	1,778,000	1,677,015
0.25% 5/31/25	3,401,000	3,080,562
0.25% 6/30/25	4,190,000	3,787,695
0.25% 7/31/25	2,494,000	2,246,938
0.25% 8/31/25	7,956,000	7,145,483
0.25% 9/30/25	4,049,000	3,629,865
0.375% 4/15/24	5,103,000	4,839,677
0.375% 8/15/24	1,560,000	1,458,113
0.375% 9/15/24	2,850,000	2,656,066
0.375% 4/30/25	4,471,000	4,073,151
0.375% 11/30/25	3,807,000	3,400,722
0.375% 12/31/25	8,153,000	7,273,686
0.375% 1/31/26	9,105,000	8,088,156
0.375% 7/31/27	3,005,000	2,540,868
0.375% 9/30/27	3,744,000	3,148,909
0.5% 3/15/23	15,000	14,976
0.5% 3/31/25	6,279,000	5,754,115
0.5% 2/28/26	5,602,000	4,980,309
0.5% 4/30/27	546,000	468,131
0.5% 5/31/27	4,423,000	3,779,073
0.5% 6/30/27	856,000	729,707
0.5% 8/31/27	2,377,000	2,016,179
0.625% 10/15/24	10,240,000	9,551,600
0.625% 7/31/26	3,960,000	3,488,667
0.625% 3/31/27	884,000	763,969
0.625% 11/30/27	2,407,000	2,039,462
0.625% 12/31/27	1,696,000	1,433,650
0.625% 5/15/30	4,618,000	3,652,549
0.625% 8/15/30	644,000	506,496
0.75% 11/15/24	3,910,000	3,643,173
0.75% 3/31/26	6,314,000	5,649,797
0.75% 4/30/26	3,206,000	2,857,974
0.75% 5/31/26	3,183,000	2,830,010
0.75% 8/31/26	5,654,000	4,990,097
0.75% 1/31/28	4,807,000	4,079,190
0.875% 6/30/26	894,000	796,778
0.875% 9/30/26	6,070,000	5,369,579
1% 12/15/24	2,830,000	2,641,518
1% 7/31/28	1,260,000	1,068,638
1.125% 1/15/25	14,200,000	13,258,695
1.125% 2/28/25	748,000	695,991
1.125% 10/31/26	8,680,000	7,731,981
1.125% 2/29/28	5,030,000	4,341,912
1.125% 8/31/28	5,215,000	4,445,584
1.25% 8/31/24	3,036,000	2,869,850
1.25% 11/30/26	429,000	383,201
1.25% 12/31/26	7,670,000	6,839,183
1.25% 3/31/28	5,759,000	4,993,458
1.25% 4/30/28	3,357,000	2,904,723
1.25% 5/31/28	2,807,000	2,424,108
1.25% 6/30/28	3,624,000	3,123,718
1.25% 9/30/28	2,821,000	2,416,473
1.25% 8/15/31	3,247,000	2,632,226
1.375% 1/31/25	975,000	913,948
1.375% 8/31/26	366,000	330,544
1.375% 10/31/28	12,960,000	11,160,788
1.375% 12/31/28	2,240,000	1,924,475
1.5% 9/30/24	3,446,000	3,264,277
1.5% 10/31/24	3,676,000	3,474,394
1.5% 11/30/24	2,663,000	2,511,646
1.5% 2/15/25	3,310,000	3,105,711
1.5% 8/15/26	283,000	256,845
1.5% 1/31/27	5,829,000	5,238,358
1.5% 11/30/28	1,062,000	919,750
1.5% 2/15/30	724,000	614,778
1.625% 2/15/26	702,000	646,663
1.625% 9/30/26	1,345,000	1,223,740
1.625% 11/30/26	454,000	411,863
1.625% 8/15/29	2,954,000	2,553,364
1.625% 5/15/31	9,580,000	8,053,936
1.75% 6/30/24	1,417,000	1,356,501
1.75% 7/31/24	1,867,000	1,782,183
1.75% 12/31/24	3,742,000	3,538,529
1.75% 3/15/25	3,230,000	3,038,712
1.75% 1/31/29	4,210,000	3,687,204
1.875% 8/31/24	501,000	478,044
1.875% 7/31/26	800,000	736,656
1.875% 2/28/29	820,000	723,234
2% 5/31/24	5,025,000	4,835,777
2% 6/30/24	210,000	201,575
2% 11/15/26	562,000	516,908
2.125% 2/29/24	1,000	971
2.125% 3/31/24	612,000	592,516
2.125% 7/31/24	150,000	143,977
2.125% 11/30/24	320,000	305,125
2.25% 12/31/23	50,000	48,824
2.25% 4/30/24	923,000	893,039
2.25% 12/31/24	30,000	28,624
2.25% 2/15/27	817,000	756,076
2.25% 8/15/27	1,371,000	1,260,356
2.25% 11/15/27	255,000	233,644
2.375% 2/29/24	2,090,000	2,033,913
2.375% 5/15/27	1,576,000	1,460,386
2.375% 3/31/29	2,590,000	2,347,289
2.375% 5/15/29	473,000	428,028
2.5% 1/31/24	1,044,000	1,019,531
2.5% 4/30/24	520,000	504,461
2.5% 5/31/24	3,730,000	3,611,980
2.5% 1/31/25	37,000	35,433
2.5% 2/28/26	273,000	258,028
2.5% 3/31/27	11,290,000	10,529,689
2.625% 12/31/25	118,000	112,201
2.625% 1/31/26	420,000	398,820
2.625% 5/31/27	3,110,000	2,910,401
2.625% 2/15/29	1,038,000	955,528
2.625% 7/31/29	18,080,000	16,578,512
2.75% 4/30/23	21,000	20,927
2.75% 2/15/24	70,000	68,430
2.75% 2/28/25	280,000	269,183
2.75% 5/15/25	100,000	95,855
2.75% 6/30/25	237,000	226,992
2.75% 8/31/25	304,000	290,664
2.75% 4/30/27	1,920,000	1,807,125
2.75% 7/31/27	4,190,000	3,936,309
2.75% 2/15/28	629,000	588,508
2.75% 8/15/32	27,855,000	25,313,231
2.875% 4/30/25	81,000	77,896
2.875% 6/15/25	1,170,000	1,124,480
2.875% 7/31/25	258,000	247,761
2.875% 11/30/25	288,000	275,738
2.875% 5/15/28	231,000	216,905
2.875% 8/15/28	1,186,000	1,111,458
2.875% 4/30/29	290,000	270,357
3% 6/30/24	510,000	496,214
3% 7/31/24	8,230,000	7,997,245
3% 7/15/25	910,000	876,195
3% 10/31/25	535,000	513,893
3.125% 8/15/25	6,350,000	6,130,230
3.125% 8/31/27	3,090,000	2,948,898
3.125% 11/15/28	331,000	313,765
3.125% 8/31/29	2,250,000	2,124,756
3.25% 8/31/24	2,470,000	2,406,417
3.25% 6/30/27	3,320,000	3,185,514
3.25% 6/30/29	1,750,000	1,665,371
3.5% 9/15/25	4,490,000	4,371,962
3.5% 1/31/28	2,970,000	2,879,740
3.5% 1/31/30	3,790,000	3,660,311
3.875% 1/15/26	10,260,000	10,083,656
3.875% 11/30/27	6,500,000	6,407,324
3.875% 12/31/27	5,110,000	5,033,424
3.875% 9/30/29	5,080,000	5,011,738
3.875% 11/30/29	3,970,000	3,919,134
3.875% 12/31/29	5,560,000	5,492,238
4% 12/15/25	4,400,000	4,341,219
4% 2/29/28	3,620,000	3,593,133
4% 10/31/29	10,290,000	10,229,305
4.125% 1/31/25	4,650,000	4,589,514
4.125% 9/30/27	1,350,000	1,342,934
4.125% 10/31/27	7,580,000	7,542,100
4.125% 11/15/32	7,180,000	7,294,431
4.25% 9/30/24	5,680,000	5,615,878
4.25% 12/31/24	10,860,000	10,738,249
4.25% 10/15/25	10,580,000	10,491,145
4.375% 10/31/24	5,950,000	5,894,219
4.5% 11/30/24	8,450,000	8,388,936
4.5% 11/15/25	2,900,000	2,895,129
TOTAL U.S. TREASURY OBLIGATIONS		622,346,668
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $701,147,709)		637,897,920

U.S. Government Agency - Mortgage Securities - 27.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 11.5%
1.5% 10/1/36 to 4/1/52	16,386,054	13,379,232
2% 6/1/27 to 6/1/52	55,227,048	45,911,596
2.5% 4/1/30 to 7/1/52	35,592,756	30,715,294
3% 12/1/26 to 7/1/52	32,463,293	29,071,569
3.5% 5/1/24 to 8/1/52	20,987,778	19,469,801
4% 4/1/26 to 10/1/52	12,314,833	11,676,301
4.5% 10/1/39 to 11/1/52	6,059,373	5,887,045
5% 11/1/44 to 12/1/52	5,925,570	5,874,373
5.5% 7/1/24 to 12/1/52	2,494,913	2,500,297
6% 12/1/52	1,680,592	1,701,985
TOTAL FANNIE MAE		166,187,493
Freddie Mac - 8.0%
1.5% 10/1/36 to 2/1/52	6,599,173	5,400,722
2% 3/1/28 to 4/1/52	42,200,872	35,128,213
2% 9/1/35	1,279,137	1,138,561
2% 11/1/35	299,094	266,691
2% 11/1/35	374,587	334,006
2.5% 2/1/30 to 11/1/52	37,935,849	32,453,259
3% 2/1/29 to 7/1/52	11,257,499	10,066,163
3.5% 12/1/25 to 9/1/52	10,345,739	9,543,275
4% 6/1/34 to 11/1/52	9,798,626	9,310,426
4% 4/1/48	888	849
4.5% 7/1/41 to 1/1/53	7,210,727	6,985,156
5% 8/1/48 to 1/1/53	2,203,100	2,174,639
5.5% 6/1/49 to 3/1/53	1,723,396	1,722,586
6% 11/1/52 to 1/1/53	586,342	593,712
TOTAL FREDDIE MAC		115,118,258
Ginnie Mae - 5.9%
1.5% 4/20/51 to 5/20/51	191,925	153,513
2% 3/20/51 to 8/20/52	20,058,877	16,878,315
2% 3/1/53 (e)	500,000	419,086
2% 3/1/53 (e)	900,000	754,355
2.5% 3/20/47 to 6/20/52	21,047,335	18,284,675
2.5% 3/1/53 (e)	750,000	648,573
2.5% 3/1/53 (e)	650,000	562,096
2.5% 3/1/53 (e)	600,000	518,858
3% 7/20/42 to 7/20/52	15,651,622	14,077,263
3% 3/1/53 (e)	200,000	178,411
3% 3/1/53 (e)	150,000	133,808
3% 3/1/53 (e)	800,000	713,643
3.5% 5/20/44 to 10/20/52	11,568,136	10,738,286
3.5% 3/1/53 (e)	500,000	459,601
3.5% 3/1/53 (e)	400,000	367,681
4% 12/20/45 to 1/20/53	7,736,831	7,343,302
4% 3/1/53 (e)	600,000	566,947
4.5% 6/20/45 to 11/20/52	5,367,363	5,217,594
4.5% 3/1/53 (e)	700,000	678,251
5% 11/20/45 to 11/20/52	2,737,825	2,716,931
5% 3/1/53 (e)	400,000	395,363
5.5% 12/20/44 to 12/20/52	578,892	582,316
5.5% 3/1/53 (e)	600,000	602,071
5.5% 3/1/53 (e)	900,000	903,106
6% 3/1/53 (e)	800,000	811,456
TOTAL GINNIE MAE		84,705,501
Uniform Mortgage Backed Securities - 1.9%
1.5% 3/1/38 (e)	1,100,000	950,925
1.5% 3/1/53 (e)	400,000	308,856
2% 3/1/38 (e)	400,000	355,008
2% 3/1/53 (e)	3,650,000	2,972,028
2% 3/1/53 (e)	750,000	610,691
2% 3/1/53 (e)	7,850,000	6,391,895
2% 3/1/53 (e)	2,000,000	1,628,508
2% 3/1/53 (e)	700,000	569,978
2% 4/1/53 (e)	6,050,000	4,932,146
2.5% 3/1/53 (e)	1,625,000	1,376,681
2.5% 3/1/53 (e)	1,675,000	1,419,041
2.5% 3/1/53 (e)	700,000	593,032
2.5% 4/1/53 (e)	550,000	466,426
3% 3/1/53 (e)	400,000	351,828
3% 3/1/53 (e)	700,000	615,699
3% 3/1/53 (e)	500,000	439,785
4% 3/1/53 (e)	800,000	750,375
4.5% 3/1/53 (e)	700,000	673,941
5.5% 3/1/53 (e)	800,000	798,594
6% 3/1/53 (e)	700,000	708,230
6.5% 3/1/53 (e)	600,000	614,481
6.5% 3/1/53 (e)	800,000	819,308
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		28,347,456
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $446,314,918)		394,358,708

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	111,000	101,128
1.39% 7/15/30	280,000	236,517
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	120,000	119,252
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	236,997	228,923
Series 2022-3 Class A2A, 3.97% 4/15/27	630,000	615,576
Citibank Credit Card Issuance Trust:
Series 2007-A3 Class A3, 6.15% 6/15/39	100,000	109,308
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	240,681
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	49,972
Series 2018-4 Class A, 4.06% 11/15/30	60,000	56,866
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	214,490	208,260
Hyundai Auto Receivables Trust 3.72% 11/16/26	425,000	414,396
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	95,502	94,701
TOTAL ASSET-BACKED SECURITIES (Cost $2,598,127)		2,475,580

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	224,619	215,609
Series 2020-BN25 Class A5, 2.649% 1/15/63	240,000	204,360
Series 2020-BN28 Class A4, 1.844% 3/15/63	380,000	301,118
Series 2021-BN35 Class A5, 2.285% 6/15/64	700,000	566,901
Series 2022-BNK39 Class A4, 2.928% 2/15/55	300,000	253,043
Series 2022-BNK41 Class A4, 3.79% 4/15/65 (b)	950,000	864,515
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class A5, 2.492% 7/15/54	450,000	371,926
Series 2021-C11 Class A5, 2.322% 9/15/54	450,000	363,952
Series 2021-C9 Class A5, 2.299% 2/15/54	550,000	448,279
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	350,000	278,533
Series 2021-B24 Class A5, 2.5843% 3/15/54	450,000	371,716
Series 2019-B12 Class A5, 3.1156% 8/15/52	235,000	207,943
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	149,774
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	300,000	261,842
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	473,927
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	447,777
Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	233,689
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	171,798
Class A5, 3.0161% 9/15/52	200,000	173,695
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	330,000	308,089
Series 2020-K104 Class A2, 2.253% 1/25/30	760,000	658,176
Series 2020-K116 Class A2, 1.378% 7/25/30	640,000	513,926
Series 2020-K117 Class A2, 1.406% 8/25/30	710,000	570,156
Series 2020-K118 Class A2, 1.493% 9/25/30	430,000	346,803
Series 2020-K121 Class A2, 1.547% 10/25/30	70,000	56,512
Series 2021-K125 Class A2, 1.846% 1/25/31	450,000	370,124
Series 2021-K126 Class A2, 2.074% 1/25/31	180,000	150,816
Series 2021-K128 Class A2, 2.02% 3/25/31	540,000	449,940
Series 2021-K129 Class A2, 1.914% 5/25/31	540,000	445,107
Series 2021-K130 Class A2, 1.723% 6/25/31	650,000	525,896
Series 2021-K136 Class A2, 2.127% 11/25/31	1,090,000	903,973
Series 2022-K145 Class A2, 2.58% 5/25/32	2,500,000	2,141,973
Series 2017-K064 Class A2, 3.224% 3/25/27	250,000	236,736
Series 2017-K068 Class A2, 3.244% 8/25/27	570,000	538,636
Series 2017-K727 Class A2, 2.946% 7/25/24	51,655	50,209
Series 2018-K730 Class A2, 3.59% 1/25/25	48,122	46,822
Series 2019-K094 Class A2, 2.903% 6/25/29	430,000	391,445
Series 2019-K1510 Class A2, 3.718% 1/25/31	165,000	155,887
Series 2021-K123 Class A2, 1.621% 12/25/30	540,000	437,716
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	196,732	189,005
Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	259,498
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	48,706
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	385,094
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	396,219
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	126,728
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	318,356
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	173,921
Series 2019-C54 Class A4, 3.146% 12/15/52	500,000	440,211
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	228,092
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	114,601
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,226,684)		18,339,770

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	215,632
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	55,000	65,568
Series 2010 S1, 7.043% 4/1/50	55,000	70,697
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	160,000	204,477
Series 2010, 7.6% 11/1/40	350,000	451,512
Series 2018, 3.5% 4/1/28	175,000	165,237
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	280,000	195,357
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	150,000	106,151
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	300,000	348,138
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	300,000	207,012
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	15,591
Series 2021 C, 2.843% 11/1/46	250,000	186,233
Series 2022 A, 4.507% 11/1/51	100,000	93,284
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	112,000	90,942
3.293% 6/1/42	60,000	44,787
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	75,000	54,916
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	750,000	737,021
Series 2010-3, 7.35% 7/1/35	92,857	101,032
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	138,341
Los Angeles Dept. of Aiports (Consolidated Rental Car Facility Proj.) Series 2022 A, 4.242% 5/15/48 (Assured Guaranty Muni. Corp. Insured)	300,000	257,670
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	149,926
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	250,000	205,116
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	300,000	233,647
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	74,572
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	170,967
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	30,000	25,809
4.131% 6/15/42	30,000	25,100
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	140,151
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	300,000	233,282
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	70,000	70,099
Series 225, 3.175% 7/15/60	300,000	210,874
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	178,498
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	150,000	105,503
3.256% 5/15/60	150,000	103,853
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	210,000	140,102
TOTAL MUNICIPAL SECURITIES (Cost $7,272,723)		5,817,097

Foreign Government and Government Agency Obligations - 1.3%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	260,000	238,620
2.95% 1/23/24	120,000	117,408
3.3% 3/15/28	225,000	212,877
British Columbia Province 2.25% 6/2/26	350,000	324,650
Chilean Republic:
2.55% 7/27/33	530,000	415,487
3.125% 3/27/25	840,000	812,070
3.24% 2/6/28	200,000	184,850
3.625% 10/30/42	194,000	148,143
Export Development Canada 2.625% 2/21/24	500,000	486,925
Hungarian Republic:
5.375% 3/25/24	24,000	23,915
7.625% 3/29/41	60,000	67,200
Indonesian Republic:
2.85% 2/14/30	200,000	176,288
3.5% 2/14/50	400,000	297,200
3.85% 10/15/30	750,000	698,344
4.35% 1/11/48	250,000	218,153
Israeli State:
3.25% 1/17/28	760,000	709,677
3.375% 1/15/50	275,000	202,879
4.5% 1/30/43	200,000	180,350
Italian Republic:
1.25% 2/17/26	1,161,000	1,016,032
2.375% 10/17/24	400,000	377,869
3.875% 5/6/51	200,000	138,347
Korean Republic 2.75% 1/19/27	570,000	528,287
Manitoba Province 2.6% 4/16/24	870,000	844,776
Ontario Province:
1.125% 10/7/30	511,000	405,034
2.3% 6/15/26	70,000	64,878
2.5% 4/27/26	300,000	280,287
3.05% 1/29/24	100,000	97,969
Panamanian Republic:
3.16% 1/23/30	800,000	685,650
4.5% 4/16/50	400,000	299,325
6.4% 2/14/35	330,000	339,137
6.7% 1/26/36	240,000	253,245
Peruvian Republic:
1.862% 12/1/32	300,000	217,369
2.78% 12/1/60	300,000	172,369
3.55% 3/10/51	250,000	177,156
4.125% 8/25/27	250,000	241,531
6.55% 3/14/37	275,000	292,411
7.35% 7/21/25	430,000	452,253
Philippine Republic:
2.65% 12/10/45	610,000	407,242
2.95% 5/5/45	370,000	261,816
3% 2/1/28	200,000	183,772
5.17% 10/13/27	1,200,000	1,210,632
6.375% 10/23/34	130,000	141,064
9.5% 2/2/30	70,000	86,983
Polish Government 5.75% 11/16/32	200,000	209,296
Quebec Province:
2.5% 4/9/24	130,000	126,242
2.5% 4/20/26	590,000	552,694
2.75% 4/12/27	320,000	298,394
United Mexican States:
3.25% 4/16/30	400,000	347,325
3.5% 2/12/34	1,226,000	995,512
4.6% 2/10/48	270,000	214,954
4.75% 4/27/32	200,000	186,350
5% 4/27/51	755,000	632,690
5.4% 2/9/28	200,000	200,100
5.55% 1/21/45	250,000	230,438
6.05% 1/11/40	120,000	119,385
Uruguay Republic:
4.375% 10/27/27	140,000	139,160
4.975% 4/20/55	462,000	442,134
7.625% 3/21/36	130,000	161,460
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,682,546)		19,546,604

Supranational Obligations - 1.1%
	Principal Amount (a)	Value ($)
African Development Bank:
0.875% 7/22/26	200,000	176,691
3% 9/20/23	80,000	79,018
Asian Development Bank:
0.375% 9/3/25	700,000	628,452
0.75% 10/8/30	150,000	116,688
1.5% 10/18/24	200,000	188,968
1.875% 1/24/30	1,139,000	979,125
2.5% 11/2/27	20,000	18,427
2.625% 1/30/24	430,000	419,400
Asian Infrastructure Investment Bank 0.25% 9/29/23	600,000	583,229
Council of Europe Development Bank 1.375% 2/27/25	2,279,000	2,127,834
European Bank for Reconstruction & Development 0.25% 7/10/23	906,000	890,108
European Investment Bank:
0.25% 9/15/23	1,623,000	1,581,143
0.75% 9/23/30	400,000	313,806
0.875% 5/17/30	80,000	63,858
1.25% 2/14/31	630,000	510,829
2.25% 6/24/24	210,000	202,348
3.125% 12/14/23	110,000	108,253
Inter-American Development Bank:
0.625% 7/15/25	140,000	127,324
0.875% 4/20/26	400,000	357,036
1.5% 1/13/27	1,000,000	896,629
4% 1/12/28	1,500,000	1,479,229
4.375% 1/24/44	190,000	187,690
International Bank for Reconstruction & Development:
0.375% 7/28/25	350,000	316,032
0.5% 10/28/25	364,000	326,769
0.75% 8/26/30	1,433,000	1,115,848
0.875% 5/14/30	134,000	106,293
1.5% 8/28/24	90,000	85,376
1.625% 1/15/25	110,000	103,629
1.875% 10/27/26	320,000	291,720
2.5% 3/19/24	300,000	291,402
2.5% 3/29/32	530,000	467,431
International Finance Corp.:
0.375% 7/16/25	160,000	144,779
0.75% 8/27/30	100,000	78,184
2.875% 7/31/23	39,000	38,636
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $17,002,146)		15,402,184

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA:
2.25% 4/28/25	250,000	233,676
3.75% 2/18/26	250,000	238,949
Discover Bank 2.7% 2/6/30	500,000	407,528
TOTAL BANK NOTES (Cost $1,005,974)		880,153

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (g) (Cost $22,112,139)	22,107,717	22,112,139

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $1,660,420,853)	1,476,900,431
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(34,988,537)
NET ASSETS - 100.0%	1,441,911,894

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
2% 3/1/53	(900,000)	(732,829)
2% 3/1/53	(6,050,000)	(4,926,237)
2.5% 3/1/53	(550,000)	(465,954)

TOTAL TBA SALE COMMITMENTS (Proceeds $6,135,840)		(6,125,020)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,516,353 or 0.3% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $318,904.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	7,345,963	157,189,397	142,423,221	114,812	-	-	22,112,139	0.1%
Total	7,345,963	157,189,397	142,423,221	114,812	-	-	22,112,139

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	360,070,276	-	360,070,276	-

U.S. Government and Government Agency Obligations	637,897,920	-	637,897,920	-

U.S. Government Agency - Mortgage Securities	394,358,708	-	394,358,708	-

Asset-Backed Securities	2,475,580	-	2,475,580	-

Commercial Mortgage Securities	18,339,770	-	18,339,770	-

Municipal Securities	5,817,097	-	5,817,097	-

Foreign Government and Government Agency Obligations	19,546,604	-	19,546,604	-

Supranational Obligations	15,402,184	-	15,402,184	-

Bank Notes	880,153	-	880,153	-

Money Market Funds	22,112,139	22,112,139	-	-
Total Investments in Securities:	1,476,900,431	22,112,139	1,454,788,292	-
Other Financial Instruments:

TBA Sale Commitments	(6,125,020)	-	(6,125,020)	-
Total Other Financial Instruments:	(6,125,020)	-	(6,125,020)	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,638,308,714)	$1,454,788,292
Fidelity Central Funds (cost $22,112,139)	22,112,139

Total Investment in Securities (cost $1,660,420,853)		$1,476,900,431
Receivable for investments sold		12,020,740
Receivable for TBA sale commitments		6,135,840
Receivable for fund shares sold		2,889,869
Interest receivable		8,156,871
Distributions receivable from Fidelity Central Funds		49,100
Total assets		1,506,152,851
Liabilities
Payable for investments purchased
Regular delivery	$18,221,773
Delayed delivery	38,681,511
TBA sale commitments, at value	6,125,020
Payable for fund shares redeemed	1,210,612
Distributions payable	2,041
Total Liabilities		64,240,957
Net Assets		$1,441,911,894
Net Assets consist of:
Paid in capital		$1,644,194,926
Total accumulated earnings (loss)		(202,283,032)
Net Assets		$1,441,911,894
Net Asset Value , offering price and redemption price per share ($1,441,911,894 ÷ 160,668,524 shares)		$8.97

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$17,920,280
Income from Fidelity Central Funds		114,812
Total Income		18,035,092
Expenses
Independent trustees' fees and expenses	$2,510
Total expenses before reductions	2,510
Expense reductions	(548)
Total expenses after reductions		1,962
Net Investment income (loss)		18,033,130
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,388,637)
Total net realized gain (loss)		(11,388,637)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(35,864,770)
TBA Sale commitments	10,820
Total change in net unrealized appreciation (depreciation)		(35,853,950)
Net gain (loss)		(47,242,587)
Net increase (decrease) in net assets resulting from operations		$(29,209,457)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,033,130	$22,572,531
Net realized gain (loss)	(11,388,637)	(8,627,130)
Change in net unrealized appreciation (depreciation)	(35,853,950)	(169,634,618)
Net increase (decrease) in net assets resulting from operations	(29,209,457)	(155,689,217)
Distributions to shareholders	(16,788,377)	(21,745,579)
Share transactions
Proceeds from sales of shares	322,130,935	695,081,615
Reinvestment of distributions	16,775,835	21,726,836
Cost of shares redeemed	(166,370,868)	(370,645,357)
Net increase (decrease) in net assets resulting from share transactions	172,535,902	346,163,094
Total increase (decrease) in net assets	126,538,068	168,728,298

Net Assets
Beginning of period	1,315,373,826	1,146,645,528
End of period	$1,441,911,894	$1,315,373,826

Other Information
Shares
Sold	35,696,109	69,448,630
Issued in reinvestment of distributions	1,868,555	2,196,901
Redeemed	(18,498,299)	(37,388,337)
Net increase (decrease)	19,066,365	34,257,194

Financial Highlights
Fidelity Flex® U.S. Bond Index Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.29	$10.68	$10.97	$10.57	$9.86	$10.29
Income from Investment Operations
Net investment income (loss) A,B	.122	.180	.159	.256	.306	.275
Net realized and unrealized gain (loss)	(.329)	(1.397)	(.192)	.420	.688	(.390)
Total from investment operations	(.207)	(1.217)	(.033)	.676	.994	(.115)
Distributions from net investment income	(.113)	(.173)	(.163)	(.256)	(.284)	(.258)
Distributions from net realized gain	-	-	(.094)	(.020)	-	(.057)
Total distributions	(.113)	(.173)	(.257)	(.276)	(.284)	(.315)
Net asset value, end of period	$8.97	$9.29	$10.68	$10.97	$10.57	$9.86
Total Return C,D	(2.22)%	(11.49)%	(.29)%	6.50%	10.28%	(1.12)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.72% H	1.81%	1.50%	2.40%	3.06%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,441,912	$1,315,374	$1,146,646	$584,965	$354,791	$229,769
Portfolio turnover rate I	40% H	55%	115%	79%	85%	102%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1.   Organization.
Fidelity Flex U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$855,428
Gross unrealized depreciation	(182,752,535)
Net unrealized appreciation (depreciation)	$(181,897,107)
Tax cost	$1,658,808,358

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(6,828,138)
Long-term	(2,647,961)
Total capital loss carryforward	$(9,476,099)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex U.S. Bond Index Fund	147,722,409	86,987,407
5.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7.   Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $548.
8.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity Flex® U.S. Bond Index Fund	-%- D
Actual		$ 1,000	$ 977.80	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs. The Board noted that there was a portfolio management change for the fund in October 2020.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881610.105
ZUB-SANN-0423
Fidelity® Series Bond Index Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%*
Foreign investments - 6.8%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	8,000,000	6,796,461
2.25% 2/1/32	3,000,000	2,341,605
2.55% 12/1/33	7,900,000	6,048,629
2.75% 6/1/31	3,000,000	2,478,327
2.95% 7/15/26	1,425,000	1,328,687
3.5% 6/1/41	1,500,000	1,126,082
3.55% 9/15/55	11,721,000	7,939,845
3.65% 6/1/51	1,950,000	1,391,105
3.65% 9/15/59	8,327,000	5,639,403
3.8% 2/15/27	1,604,000	1,522,220
3.85% 6/1/60	2,670,000	1,868,303
4.3% 2/15/30	18,240,000	17,110,494
4.35% 3/1/29	3,665,000	3,474,018
4.35% 6/15/45	1,141,000	928,960
4.5% 3/9/48	1,460,000	1,200,370
4.65% 6/1/44	1,403,000	1,193,698
5.45% 3/1/47	1,500,000	1,431,525
Bell Canada 4.464% 4/1/48	2,540,000	2,161,478
British Telecommunications PLC 9.625% 12/15/30	3,618,000	4,376,941
Deutsche Telekom International Financial BV 8.75% 6/15/30 (b)	4,399,000	5,213,712
Orange SA 5.5% 2/6/44	535,000	539,736
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	2,388,000	2,262,496
4.665% 3/6/38	1,050,000	868,176
5.213% 3/8/47	3,871,000	3,253,951
5.52% 3/1/49	600,000	522,385
7.045% 6/20/36	1,564,000	1,651,649
Telefonica Europe BV 8.25% 9/15/30	1,000,000	1,132,683
TELUS Corp. 3.4% 5/13/32	3,000,000	2,557,370
Verizon Communications, Inc.:
1.5% 9/18/30	3,600,000	2,786,740
1.68% 10/30/30	2,598,000	2,010,533
2.355% 3/15/32	7,035,000	5,530,581
2.55% 3/21/31	4,000,000	3,271,951
2.987% 10/30/56	6,953,000	4,259,744
3.15% 3/22/30	6,172,000	5,404,326
3.55% 3/22/51	11,000,000	7,941,438
3.7% 3/22/61	1,140,000	801,405
4.016% 12/3/29	5,000,000	4,611,519
4.125% 3/16/27	1,247,000	1,200,408
4.272% 1/15/36	9,027,000	7,967,844
4.4% 11/1/34	673,000	611,782
4.75% 11/1/41	178,000	162,771
5.012% 4/15/49	205,000	188,063
5.012% 8/21/54	2,238,000	2,047,338
5.5% 3/16/47	572,000	556,027
		137,712,779
Entertainment - 0.1%
Activision Blizzard, Inc. 2.5% 9/15/50	1,800,000	1,122,387
The Walt Disney Co.:
2% 9/1/29	77,000	64,277
2.65% 1/13/31	5,000,000	4,258,705
2.75% 9/1/49	4,076,000	2,716,170
3.35% 3/24/25	5,400,000	5,217,449
3.5% 5/13/40	1,000,000	808,113
3.6% 1/13/51	1,000,000	774,965
3.7% 10/15/25	1,247,000	1,202,628
3.8% 5/13/60	1,000,000	782,549
4.7% 3/23/50	2,257,000	2,112,010
5.4% 10/1/43	691,000	694,610
6.15% 3/1/37	705,000	754,118
6.15% 2/15/41	1,872,000	2,036,710
		22,544,691
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	3,400,000	3,075,876
1.1% 8/15/30	2,700,000	2,128,096
1.9% 8/15/40	1,792,000	1,192,087
1.998% 8/15/26	410,000	375,183
2.05% 8/15/50	2,700,000	1,633,833
Baidu, Inc.:
1.72% 4/9/26	8,500,000	7,545,790
4.375% 5/14/24	1,000,000	983,180
Meta Platforms, Inc.:
3.5% 8/15/27	3,600,000	3,383,091
3.85% 8/15/32	1,600,000	1,437,682
4.45% 8/15/52	4,000,000	3,316,964
		25,071,782
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	5,200,000	3,402,521
3.7% 4/1/51	700,000	428,029
3.75% 2/15/28	3,250,000	2,928,697
3.85% 4/1/61	4,200,000	2,473,577
4.2% 3/15/28	1,961,000	1,802,210
4.4% 4/1/33	3,300,000	2,822,570
4.4% 12/1/61	2,040,000	1,329,096
4.5% 2/1/24	14,500,000	14,320,621
4.908% 7/23/25	4,223,000	4,132,228
5.125% 7/1/49	2,445,000	1,880,494
5.375% 5/1/47	2,900,000	2,310,296
5.75% 4/1/48	933,000	779,184
6.384% 10/23/35	2,397,000	2,300,823
6.484% 10/23/45	836,000	756,369
Comcast Corp.:
1.95% 1/15/31	90,000	72,134
2.35% 1/15/27	4,242,000	3,843,662
2.65% 2/1/30	1,500,000	1,291,096
2.887% 11/1/51	4,521,000	2,927,768
2.937% 11/1/56	12,849,000	8,059,201
2.987% 11/1/63	6,882,000	4,205,913
3.15% 3/1/26	891,000	842,508
3.3% 2/1/27	5,722,000	5,371,111
3.375% 8/15/25	2,442,000	2,344,138
3.45% 2/1/50	2,000,000	1,463,299
3.7% 4/15/24	1,848,000	1,814,752
3.9% 3/1/38	2,000,000	1,715,289
3.969% 11/1/47	926,000	747,431
4% 3/1/48	2,139,000	1,719,448
4.15% 10/15/28	60,000	57,364
4.25% 10/15/30	5,000,000	4,746,112
4.75% 3/1/44	2,100,000	1,920,865
6.45% 3/15/37	1,000,000	1,095,995
Discovery Communications LLC:
3.625% 5/15/30	3,200,000	2,738,422
4% 9/15/55	1,031,000	666,672
4.65% 5/15/50	2,100,000	1,540,065
5.2% 9/20/47	1,497,000	1,192,057
5.3% 5/15/49	800,000	641,749
Fox Corp.:
4.709% 1/25/29	1,850,000	1,766,550
5.476% 1/25/39	1,478,000	1,358,244
5.576% 1/25/49	1,660,000	1,511,399
Grupo Televisa SA de CV:
5% 5/13/45	1,100,000	950,331
5.25% 5/24/49	2,360,000	2,125,770
Magallanes, Inc.:
4.279% 3/15/32 (c)	5,299,000	4,574,686
5.05% 3/15/42 (c)	2,800,000	2,268,380
5.141% 3/15/52 (c)	8,426,000	6,605,173
Paramount Global:
3.375% 2/15/28	1,880,000	1,689,636
4% 1/15/26	1,069,000	1,020,956
4.375% 3/15/43	470,000	327,286
4.6% 1/15/45	1,301,000	936,332
4.95% 1/15/31	2,300,000	2,061,704
4.95% 5/19/50	1,440,000	1,066,135
5.85% 9/1/43	2,611,000	2,195,565
TCI Communications, Inc. 7.125% 2/15/28	7,100,000	7,722,577
Time Warner Cable Enterprises 8.375% 7/15/33	2,300,000	2,583,306
Time Warner Cable LLC:
4.5% 9/15/42	1,961,000	1,463,378
5.875% 11/15/40	2,300,000	2,031,138
6.55% 5/1/37	1,040,000	996,046
7.3% 7/1/38	713,000	714,601
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	911,000	820,649
3% 7/30/46	802,000	566,266
3.15% 9/17/25	1,688,000	1,605,855
4.125% 6/1/44	1,016,000	874,494
		142,520,223
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
3.625% 4/22/29	1,903,000	1,722,215
4.375% 7/16/42	2,510,000	2,164,248
6.125% 11/15/37	1,491,000	1,562,102
Rogers Communications, Inc.:
2.9% 11/15/26	445,000	406,466
3.625% 12/15/25	356,000	337,700
3.7% 11/15/49	1,300,000	916,467
4.1% 10/1/23	1,860,000	1,846,979
4.3% 2/15/48	1,850,000	1,420,752
4.55% 3/15/52 (c)	3,000,000	2,392,631
5.45% 10/1/43	1,029,000	943,894
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	2,700,000	2,317,285
3.3% 2/15/51	7,500,000	5,028,208
3.5% 4/15/25	4,990,000	4,779,730
3.6% 11/15/60	1,200,000	797,490
3.75% 4/15/27	10,000,000	9,401,360
3.875% 4/15/30	7,550,000	6,845,941
4.95% 3/15/28	1,000,000	981,640
5.05% 7/15/33	3,400,000	3,276,426
5.2% 1/15/33	1,750,000	1,706,715
5.65% 1/15/53	5,400,000	5,293,827
Vodafone Group PLC:
4.375% 5/30/28	6,205,000	6,048,943
5% 5/30/38	701,000	658,389
5.125% 6/19/59	3,600,000	3,164,319
5.25% 5/30/48	2,907,000	2,685,447
		66,699,174
TOTAL COMMUNICATION SERVICES		394,548,649
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Lear Corp. 5.25% 5/15/49	1,120,000	944,242
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	1,030,000	938,983
1.8% 1/13/31	2,300,000	1,838,911
2.15% 9/10/24	3,830,000	3,653,981
2.3% 9/9/26	891,000	811,626
3.55% 1/12/24	4,350,000	4,283,272
General Motors Co.:
4.2% 10/1/27	1,000,000	945,565
4.875% 10/2/23	4,100,000	4,098,770
5% 10/1/28	248,000	240,153
5.15% 4/1/38	1,500,000	1,299,633
5.2% 4/1/45	761,000	627,537
5.95% 4/1/49	2,178,000	1,954,133
6.6% 4/1/36	2,041,000	2,038,008
6.75% 4/1/46	3,375,000	3,325,938
General Motors Financial Co., Inc.:
2.7% 8/20/27	1,000,000	880,991
2.7% 6/10/31	1,100,000	859,981
2.9% 2/26/25	1,050,000	994,525
3.5% 11/7/24	1,000,000	964,982
3.85% 1/5/28	1,247,000	1,139,843
4% 1/15/25	2,629,000	2,548,090
4% 10/6/26	656,000	621,751
4.3% 7/13/25	2,210,000	2,145,595
4.35% 1/17/27	1,425,000	1,361,265
5% 4/9/27	3,300,000	3,217,665
5.1% 1/17/24	6,462,000	6,431,288
5.65% 1/17/29	3,507,000	3,430,509
Honda Motor Co. Ltd. 2.534% 3/10/27	5,000,000	4,588,253
Toyota Motor Corp. 1.339% 3/25/26	1,700,000	1,525,548
		56,766,796
Distributors - 0.0%
Genuine Parts Co. 1.75% 2/1/25	3,100,000	2,892,447
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,000,000	794,574
Duke University 2.832% 10/1/55	850,000	580,112
George Washington University:
4.126% 9/15/48	3,000,000	2,596,213
4.3% 9/15/44	356,000	314,574
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	829,000	778,614
4.3% 2/21/48	886,000	723,664
Massachusetts Institute of Technology:
2.989% 7/1/50	3,250,000	2,413,526
3.885% 7/1/2116	504,000	379,140
3.959% 7/1/38	842,000	773,682
Northwestern University:
3.662% 12/1/57	2,000,000	1,627,494
4.643% 12/1/44	597,000	573,942
President and Fellows of Harvard College:
3.3% 7/15/56	865,000	665,211
3.619% 10/1/37	178,000	154,773
Rice University 3.774% 5/15/55	340,000	286,202
Trustees of Princeton Univ. 5.7% 3/1/39	178,000	197,301
University Notre Dame du Lac 3.438% 2/15/45	593,000	481,623
University of Chicago 3% 10/1/52	1,100,000	804,722
University of Southern California:
2.945% 10/1/51	5,000,000	3,471,375
5.25% 10/1/2111	356,000	355,348
		17,972,090
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc. 2.95% 3/15/31	4,240,000	3,406,085
Marriott International, Inc.:
3.5% 10/15/32	4,080,000	3,453,714
5.75% 5/1/25	2,800,000	2,821,724
McDonald's Corp.:
3.6% 7/1/30	1,350,000	1,231,565
3.625% 9/1/49	6,943,000	5,222,664
3.7% 1/30/26	3,007,000	2,900,928
4.45% 3/1/47	1,013,000	874,713
4.875% 12/9/45	968,000	881,734
6.3% 3/1/38	1,256,000	1,357,432
Metropolitan Museum of Art 3.4% 7/1/45	535,000	413,899
Starbucks Corp.:
2.25% 3/12/30	2,716,000	2,251,965
2.45% 6/15/26	1,782,000	1,643,337
2.55% 11/15/30	1,880,000	1,569,665
3.5% 3/1/28	1,000,000	931,326
3.5% 11/15/50	1,700,000	1,234,246
3.8% 8/15/25	1,239,000	1,200,631
3.85% 10/1/23	335,000	332,331
4% 11/15/28	2,547,000	2,415,269
4.5% 11/15/48	837,000	718,652
		34,861,880
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	4,810,000	3,823,349
3.15% 2/9/51	4,960,000	3,116,641
3.6% 11/28/24	1,000,000	968,000
4% 12/6/37	2,100,000	1,721,906
Amazon.com, Inc.:
0.8% 6/3/25	2,000,000	1,825,656
1% 5/12/26	3,900,000	3,452,823
1.5% 6/3/30	4,000,000	3,208,409
2.1% 5/12/31	3,900,000	3,208,177
2.5% 6/3/50	5,197,000	3,334,548
2.8% 8/22/24	1,155,000	1,117,624
3.1% 5/12/51	3,900,000	2,794,314
3.15% 8/22/27	8,864,000	8,276,216
3.875% 8/22/37	9,601,000	8,480,773
4.05% 8/22/47	3,346,000	2,890,416
4.1% 4/13/62	2,800,000	2,316,304
4.25% 8/22/57	1,183,000	1,023,311
4.8% 12/5/34	1,069,000	1,068,966
eBay, Inc.:
1.4% 5/10/26	2,926,000	2,600,566
1.9% 3/11/25	6,540,000	6,113,427
		61,341,426
Leisure Products - 0.0%
Hasbro, Inc. 3.55% 11/19/26	5,340,000	4,966,863
Multiline Retail - 0.1%
Dollar General Corp. 5% 11/1/32	3,000,000	2,909,570
Dollar Tree, Inc. 4% 5/15/25	1,425,000	1,383,935
Kohl's Corp.:
4.25% 7/17/25	2,179,000	2,070,701
9.5% 5/15/25	1,306,000	1,369,223
Target Corp.:
2.25% 4/15/25	15,000,000	14,171,238
3.9% 11/15/47	1,549,000	1,265,901
4% 7/1/42	1,247,000	1,090,529
		24,261,097
Specialty Retail - 0.4%
AutoZone, Inc.:
3.125% 7/15/23	682,000	676,230
3.25% 4/15/25	713,000	682,067
3.75% 6/1/27	1,034,000	981,603
4.75% 8/1/32	2,000,000	1,908,508
Lowe's Companies, Inc.:
1.3% 4/15/28	2,000,000	1,654,504
1.7% 10/15/30	3,300,000	2,573,692
3.65% 4/5/29	1,909,000	1,743,970
3.7% 4/15/46	624,000	460,503
3.75% 4/1/32	1,000,000	885,844
4.05% 5/3/47	2,050,000	1,592,961
4.4% 9/8/25	9,800,000	9,630,744
4.55% 4/5/49	1,688,000	1,395,338
4.65% 4/15/42	1,158,000	1,006,965
5% 4/15/40	2,280,000	2,086,488
5.125% 4/15/50	1,200,000	1,091,939
5.625% 4/15/53	1,500,000	1,435,748
O'Reilly Automotive, Inc.:
3.85% 6/15/23	504,000	501,940
4.7% 6/15/32	2,300,000	2,191,534
Ross Stores, Inc. 0.875% 4/15/26	1,900,000	1,662,650
The Home Depot, Inc.:
1.375% 3/15/31	5,900,000	4,536,102
2.375% 3/15/51	2,500,000	1,498,760
2.5% 4/15/27	3,300,000	3,016,337
2.8% 9/14/27	891,000	819,720
2.875% 4/15/27	5,000,000	4,645,047
2.95% 6/15/29	4,000,000	3,572,014
3% 4/1/26	1,788,000	1,687,340
3.125% 12/15/49	1,483,000	1,052,535
3.625% 4/15/52	2,000,000	1,531,456
3.75% 2/15/24	1,198,000	1,182,317
3.9% 12/6/28	1,027,000	982,659
3.9% 6/15/47	1,529,000	1,266,963
4.2% 4/1/43	281,000	245,784
4.25% 4/1/46	584,000	504,964
4.5% 12/6/48	2,879,000	2,586,280
4.875% 2/15/44	513,000	488,474
5.875% 12/16/36	3,154,000	3,375,033
5.95% 4/1/41	1,300,000	1,395,012
TJX Companies, Inc. 1.6% 5/15/31	5,125,000	4,036,145
		72,586,170
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	10,010,000	9,548,194
2.85% 3/27/30	1,110,000	986,816
3.25% 3/27/40	4,500,000	3,614,460
3.375% 11/1/46	802,000	616,722
		14,766,192
TOTAL CONSUMER DISCRETIONARY		291,359,203
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	5,540,000	5,200,006
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	1,025,000	916,271
4.7% 2/1/36	868,000	814,730
4.9% 2/1/46	3,240,000	2,971,968
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	1,318,000	1,137,565
4.6% 4/15/48	3,342,000	2,952,930
4.6% 6/1/60	1,372,000	1,189,454
4.75% 4/15/58	2,600,000	2,328,143
4.95% 1/15/42	2,400,000	2,242,261
5.55% 1/23/49	7,412,000	7,457,666
5.8% 1/23/59 (Reg. S)	5,127,000	5,300,951
8.2% 1/15/39	499,000	621,369
Constellation Brands, Inc.:
2.875% 5/1/30	2,300,000	1,953,338
3.15% 8/1/29	366,000	321,024
3.5% 5/9/27	1,782,000	1,675,545
3.7% 12/6/26	1,346,000	1,272,339
4.5% 5/9/47	1,400,000	1,177,310
Diageo Capital PLC:
1.375% 9/29/25	2,400,000	2,181,679
2% 4/29/30	2,600,000	2,138,828
5.875% 9/30/36	1,300,000	1,371,645
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	2,400,000	1,797,621
4.417% 5/25/25	3,878,000	3,801,539
4.5% 4/15/52	1,000,000	836,945
Molson Coors Beverage Co.:
3% 7/15/26	3,101,000	2,868,573
4.2% 7/15/46	2,358,000	1,836,862
PepsiCo, Inc.:
1.625% 5/1/30	3,571,000	2,900,969
2.375% 10/6/26	1,203,000	1,110,111
3% 10/15/27	45,000	41,882
3.6% 3/1/24	7,300,000	7,200,000
3.875% 3/19/60	2,400,000	2,020,532
4% 5/2/47	3,200,000	2,829,939
4.25% 10/22/44	1,069,000	940,393
4.45% 4/14/46	1,034,000	978,311
The Coca-Cola Co.:
1.65% 6/1/30	1,500,000	1,216,109
2.25% 1/5/32	5,370,000	4,432,508
2.5% 6/1/40	1,500,000	1,087,753
2.5% 3/15/51	1,500,000	980,646
2.6% 6/1/50	1,500,000	1,004,464
2.75% 6/1/60	1,500,000	991,589
		84,101,768
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.:
1.375% 6/20/27	2,000,000	1,746,935
2.75% 5/18/24	1,069,000	1,037,894
Kroger Co.:
1.7% 1/15/31	4,600,000	3,507,741
2.65% 10/15/26	508,000	468,320
3.5% 2/1/26	713,000	678,372
4.45% 2/1/47	2,100,000	1,755,670
5.15% 8/1/43	485,000	444,158
5.4% 1/15/49	1,161,000	1,102,011
Sysco Corp.:
3.3% 7/15/26	584,000	549,009
3.3% 2/15/50	1,700,000	1,165,767
3.75% 10/1/25	1,016,000	978,604
6.6% 4/1/40	2,600,000	2,773,201
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	2,600,000	2,205,201
3.45% 6/1/26	3,591,000	3,370,661
4.65% 6/1/46	980,000	774,477
4.8% 11/18/44	1,607,000	1,331,141
Walmart, Inc.:
2.85% 7/8/24	2,000,000	1,942,820
3.3% 4/22/24	787,000	771,541
3.4% 6/26/23	68,000	67,601
3.625% 12/15/47	2,215,000	1,815,219
3.7% 6/26/28	2,192,000	2,096,218
3.95% 9/9/27	2,000,000	1,947,979
4.05% 6/29/48	4,969,000	4,379,777
4.3% 4/22/44	1,069,000	964,211
5.25% 9/1/35	1,540,000	1,616,685
5.625% 4/1/40	356,000	377,717
5.625% 4/15/41	820,000	867,052
6.5% 8/15/37	1,475,000	1,721,767
		42,457,749
Food Products - 0.4%
Archer Daniels Midland Co.:
3.25% 3/27/30	6,980,000	6,288,193
4.5% 3/15/49	1,300,000	1,192,217
Bunge Ltd. Finance Corp. 2.75% 5/14/31	2,000,000	1,646,438
Campbell Soup Co. 4.8% 3/15/48	2,496,000	2,216,456
Conagra Brands, Inc.:
4.85% 11/1/28	2,429,000	2,353,156
5.3% 11/1/38	2,484,000	2,315,718
5.4% 11/1/48	324,000	295,089
General Mills, Inc.:
3% 2/1/51	803,000	564,705
4% 4/17/25	4,100,000	3,992,139
4.2% 4/17/28	3,066,000	2,941,596
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (c)	2,000,000	1,524,689
5.75% 4/1/33 (c)	5,000,000	4,663,600
Kellogg Co.:
3.25% 4/1/26	663,000	625,958
4.3% 5/15/28	1,069,000	1,036,291
Kraft Heinz Foods Co.:
3.75% 4/1/30	2,900,000	2,651,877
3.875% 5/15/27	18,800,000	17,870,558
5% 7/15/35	1,700,000	1,630,892
6.875% 1/26/39	3,300,000	3,587,724
Mondelez International, Inc.:
1.875% 10/15/32	2,000,000	1,522,018
2.625% 9/4/50	1,900,000	1,196,098
Tyson Foods, Inc.:
4% 3/1/26	1,314,000	1,267,766
4.35% 3/1/29	4,604,000	4,367,022
5.1% 9/28/48	2,436,000	2,204,031
Unilever Capital Corp.:
1.375% 9/14/30	3,597,000	2,832,668
1.75% 8/12/31	4,100,000	3,247,098
2% 7/28/26	284,000	257,606
3.1% 7/30/25	517,000	493,142
		74,784,745
Household Products - 0.2%
Colgate-Palmolive Co.:
3.25% 3/15/24	1,782,000	1,747,704
4% 8/15/45	1,000,000	915,894
Kimberly-Clark Corp.:
1.05% 9/15/27	3,500,000	2,971,372
2.4% 6/1/23	1,425,000	1,415,048
3.05% 8/15/25	4,000,000	3,812,403
3.2% 4/25/29	3,610,000	3,286,482
3.2% 7/30/46	445,000	330,534
Procter & Gamble Co.:
2.45% 11/3/26	3,400,000	3,137,185
2.8% 3/25/27	4,860,000	4,531,102
2.85% 8/11/27	802,000	746,711
3% 3/25/30	8,500,000	7,707,692
3.1% 8/15/23	1,782,000	1,766,252
		32,368,379
Personal Products - 0.0%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	4,300,000	3,484,878
4.15% 3/15/47	1,300,000	1,132,662
		4,617,540
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	1,100,000	830,325
3.4% 5/6/30	1,570,000	1,352,727
3.8% 2/14/24	829,000	814,993
4% 2/4/61	1,700,000	1,123,795
4.25% 8/9/42	1,744,000	1,311,332
4.8% 2/14/29	2,465,000	2,364,538
5.375% 1/31/44	1,000,000	872,317
5.8% 2/14/39	4,010,000	3,695,531
5.95% 2/14/49	1,854,000	1,660,102
BAT Capital Corp.:
3.222% 8/15/24	1,836,000	1,769,444
3.462% 9/6/29	3,400,000	2,915,592
3.557% 8/15/27	3,773,000	3,435,948
4.39% 8/15/37	3,200,000	2,483,896
4.54% 8/15/47	2,983,000	2,140,472
4.7% 4/2/27	2,000,000	1,932,740
4.758% 9/6/49	2,900,000	2,143,208
4.906% 4/2/30	2,700,000	2,493,406
BAT International Finance PLC 1.668% 3/25/26	1,000,000	888,058
Philip Morris International, Inc.:
2.125% 5/10/23	553,000	549,897
2.75% 2/25/26	668,000	622,614
3.375% 8/15/29	2,800,000	2,519,172
3.6% 11/15/23	654,000	647,399
3.875% 8/21/42	860,000	654,442
4.125% 3/4/43	2,532,000	1,999,531
4.875% 2/15/28	2,200,000	2,153,627
4.875% 11/15/43	1,069,000	930,761
5.125% 11/17/27	2,300,000	2,289,209
5.375% 2/15/33	2,200,000	2,163,050
5.75% 11/17/32	1,600,000	1,618,627
6.375% 5/16/38	258,000	272,208
Reynolds American, Inc.:
4.45% 6/12/25	1,259,000	1,225,104
4.85% 9/15/23	321,000	319,870
5.7% 8/15/35	1,000,000	909,270
5.85% 8/15/45	756,000	648,884
7.25% 6/15/37	1,287,000	1,339,062
		55,091,151
TOTAL CONSUMER STAPLES		293,421,332
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	4,181,000	3,310,342
5.125% 9/15/40	356,000	334,492
Halliburton Co.:
3.8% 11/15/25	46,000	44,487
5% 11/15/45	1,344,000	1,187,578
6.7% 9/15/38	2,780,000	2,985,519
7.45% 9/15/39	267,000	303,262
		8,165,680
Oil, Gas & Consumable Fuels - 1.6%
Apache Corp. 5.1% 9/1/40	535,000	440,209
Boardwalk Pipelines LP 4.95% 12/15/24	846,000	832,284
BP Capital Markets PLC 3.279% 9/19/27	670,000	624,207
Canadian Natural Resources Ltd.:
2.95% 7/15/30	4,300,000	3,643,547
3.9% 2/1/25	335,000	324,203
4.95% 6/1/47	1,141,000	991,663
6.25% 3/15/38	1,221,000	1,230,580
Cenovus Energy, Inc.:
2.65% 1/15/32	3,000,000	2,374,060
4.25% 4/15/27	1,693,000	1,616,549
5.4% 6/15/47	1,676,000	1,508,758
6.75% 11/15/39	1,556,000	1,626,224
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/29	3,730,000	3,359,098
Chevron Corp.:
1.554% 5/11/25	1,300,000	1,206,666
2.236% 5/11/30	100,000	85,462
2.895% 3/3/24	4,194,000	4,100,556
2.954% 5/16/26	1,961,000	1,845,628
2.978% 5/11/40	1,300,000	969,385
3.078% 5/11/50	1,300,000	936,372
Chevron U.S.A., Inc.:
4.2% 10/15/49	1,100,000	918,246
4.95% 8/15/47	2,459,000	2,301,818
Columbia Pipeline Group, Inc. 4.5% 6/1/25	593,000	579,566
ConocoPhillips Co.:
4.875% 10/1/47	1,400,000	1,305,347
5.95% 3/15/46	1,069,000	1,138,212
6.5% 2/1/39	3,342,000	3,766,184
DCP Midstream Operating LP 3.875% 3/15/23	673,000	672,517
Devon Energy Corp.:
5% 6/15/45	4,024,000	3,408,559
5.6% 7/15/41	513,000	473,042
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	2,300,000	1,690,545
Enbridge, Inc.:
3.4% 8/1/51	2,030,000	1,398,402
3.5% 6/10/24	504,000	491,055
5.5% 12/1/46	2,582,000	2,435,090
Energy Transfer LP:
3.9% 5/15/24 (b)	1,000,000	977,089
3.9% 7/15/26	1,340,000	1,264,860
4.95% 6/15/28	1,681,000	1,623,531
5% 5/15/44 (b)	1,200,000	985,818
5% 5/15/50	900,000	737,496
5.15% 3/15/45	1,425,000	1,195,855
5.25% 4/15/29	3,400,000	3,315,943
5.3% 4/1/44	1,034,000	885,534
5.4% 10/1/47	980,000	842,542
5.5% 6/1/27	300,000	298,264
5.75% 2/15/33	3,500,000	3,443,230
5.8% 6/15/38	5,730,000	5,368,660
6% 6/15/48	3,656,000	3,362,474
6.25% 4/15/49	105,000	99,868
Enterprise Products Operating LP:
3.3% 2/15/53	500,000	339,163
3.7% 2/15/26	316,000	303,428
3.95% 2/15/27	4,613,000	4,404,882
3.95% 1/31/60	2,310,000	1,693,757
4.2% 1/31/50	2,500,000	2,006,490
4.25% 2/15/48	5,064,000	4,100,426
4.8% 2/1/49	265,000	231,843
4.85% 8/15/42	445,000	398,930
4.85% 3/15/44	891,000	791,310
4.9% 5/15/46	763,000	668,751
5.35% 1/31/33	3,000,000	2,998,140
5.7% 2/15/42	356,000	349,680
7.55% 4/15/38	356,000	400,720
EOG Resources, Inc. 4.15% 1/15/26	998,000	974,361
EQT Corp. 5.7% 4/1/28	2,071,000	2,035,760
Equinor ASA:
2.375% 5/22/30	2,880,000	2,456,432
3.125% 4/6/30	3,353,000	3,020,203
3.25% 11/18/49	1,250,000	926,360
3.625% 9/10/28	2,153,000	2,040,281
3.7% 3/1/24	651,000	640,956
3.7% 4/6/50	3,000,000	2,415,596
3.95% 5/15/43	1,000,000	846,239
5.1% 8/17/40	356,000	353,539
Exxon Mobil Corp.:
2.726% 3/1/23	1,782,000	1,782,000
3.043% 3/1/26	1,484,000	1,406,144
3.452% 4/15/51	3,000,000	2,288,074
3.482% 3/19/30	10,000,000	9,270,431
3.567% 3/6/45	1,186,000	937,628
4.227% 3/19/40	2,310,000	2,074,979
Hess Corp.:
3.5% 7/15/24	677,000	660,850
4.3% 4/1/27	2,800,000	2,680,207
5.6% 2/15/41	606,000	566,027
6% 1/15/40	1,000,000	982,003
7.125% 3/15/33	2,500,000	2,686,398
Kinder Morgan Energy Partners LP:
3.5% 9/1/23	356,000	352,951
4.7% 11/1/42	677,000	561,543
5% 3/1/43	178,000	151,260
5.4% 9/1/44	2,700,000	2,420,235
5.5% 3/1/44	1,247,000	1,126,368
5.625% 9/1/41	178,000	162,702
6.55% 9/15/40	535,000	535,621
Kinder Morgan, Inc.:
4.3% 3/1/28	1,776,000	1,693,968
5.2% 6/1/33	6,800,000	6,474,935
5.2% 3/1/48	885,000	768,940
5.3% 12/1/34	1,524,000	1,429,334
5.55% 6/1/45	3,400,000	3,074,276
7.8% 8/1/31	1,200,000	1,335,082
Magellan Midstream Partners LP:
3.95% 3/1/50	1,590,000	1,168,075
4.25% 9/15/46	980,000	754,882
5% 3/1/26	535,000	527,935
Marathon Oil Corp.:
4.4% 7/15/27	3,070,000	2,924,158
5.2% 6/1/45	891,000	750,684
Marathon Petroleum Corp.:
4.5% 4/1/48	3,210,000	2,569,770
6.5% 3/1/41	178,000	184,045
MPLX LP:
4.125% 3/1/27	1,685,000	1,607,502
4.7% 4/15/48	3,476,000	2,793,672
4.8% 2/15/29	2,638,000	2,533,785
5% 3/1/33	4,000,000	3,752,915
5.2% 3/1/47	1,091,000	940,509
5.5% 2/15/49	1,800,000	1,616,228
ONEOK, Inc.:
4.45% 9/1/49	1,110,000	838,741
4.95% 7/13/47	1,043,000	857,421
5.2% 7/15/48	538,000	458,248
6.1% 11/15/32	1,000,000	1,005,223
6.35% 1/15/31	5,000,000	5,122,109
Ovintiv, Inc. 6.5% 2/1/38	2,591,000	2,540,925
Phillips 66 Co.:
3.15% 12/15/29 (c)	4,300,000	3,741,751
3.9% 3/15/28	4,400,000	4,155,852
4.65% 11/15/34	1,000,000	933,207
4.875% 11/15/44	178,000	161,994
5.875% 5/1/42	1,693,000	1,757,696
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	4,890,000	4,257,707
4.9% 2/15/45	339,000	266,858
6.65% 1/15/37	1,498,000	1,492,335
Sabine Pass Liquefaction LLC 5.875% 6/30/26	8,200,000	8,248,469
Shell International Finance BV:
2.375% 11/7/29	7,700,000	6,608,463
3.125% 11/7/49	3,000,000	2,150,159
3.25% 5/11/25	2,523,000	2,429,843
3.5% 11/13/23	9,747,000	9,630,326
4% 5/10/46	713,000	592,228
4.375% 5/11/45	3,970,000	3,510,676
4.55% 8/12/43	2,800,000	2,556,108
6.375% 12/15/38	748,000	830,237
Spectra Energy Partners LP 3.375% 10/15/26	2,907,000	2,711,634
Suncor Energy, Inc.:
4% 11/15/47	3,021,000	2,360,850
6.8% 5/15/38	1,505,000	1,604,136
6.85% 6/1/39	356,000	379,841
Targa Resources Corp. 6.125% 3/15/33	6,400,000	6,428,468
The Williams Companies, Inc.:
3.75% 6/15/27	4,163,000	3,912,554
4.85% 3/1/48	1,722,000	1,478,718
5.4% 3/2/26	4,720,000	4,720,224
5.65% 3/15/33	2,500,000	2,497,556
5.75% 6/24/44	339,000	323,185
Total Capital International SA:
3.127% 5/29/50	600,000	429,380
3.455% 2/19/29	3,803,000	3,514,923
3.461% 7/12/49	1,500,000	1,143,686
3.75% 4/10/24	356,000	349,806
Total Capital SA 3.883% 10/11/28	7,780,000	7,455,591
TransCanada PipeLines Ltd.:
2.5% 10/12/31	4,700,000	3,727,451
4.75% 5/15/38	378,000	338,159
4.875% 1/15/26	891,000	878,641
4.875% 5/15/48	877,000	770,128
5.1% 3/15/49	1,836,000	1,667,297
6.1% 6/1/40	1,195,000	1,208,994
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	3,970,000	3,456,398
3.95% 5/15/50	970,000	751,560
4.45% 8/1/42	1,381,000	1,183,856
4.6% 3/15/48	713,000	609,984
Valero Energy Corp.:
2.8% 12/1/31	2,100,000	1,704,987
3.4% 9/15/26	2,720,000	2,546,888
4% 4/1/29	1,836,000	1,731,501
6.625% 6/15/37	966,000	1,024,866
		299,696,399
TOTAL ENERGY		307,862,079
FINANCIALS - 8.5%
Banks - 4.8%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	944,000	908,089
Banco Santander SA:
1.849% 3/25/26	4,400,000	3,900,237
2.749% 12/3/30	1,400,000	1,093,803
2.958% 3/25/31	4,400,000	3,591,646
3.225% 11/22/32 (b)	1,000,000	774,801
4.175% 3/24/28 (b)	1,000,000	934,500
5.294% 8/18/27	1,400,000	1,371,634
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(d)	15,400,000	14,328,145
1.658% 3/11/27 (b)	9,900,000	8,816,113
1.734% 7/22/27 (b)	7,800,000	6,870,094
2.087% 6/14/29 (b)	8,400,000	7,062,683
2.299% 7/21/32 (b)	3,700,000	2,893,570
2.456% 10/22/25 (b)	2,600,000	2,467,306
2.651% 3/11/32 (b)	9,900,000	8,042,013
2.676% 6/19/41 (b)	3,200,000	2,191,983
2.687% 4/22/32 (b)	5,100,000	4,136,276
2.831% 10/24/51 (b)	3,893,000	2,492,651
2.972% 7/21/52 (b)	2,700,000	1,770,543
3.194% 7/23/30 (b)	2,934,000	2,549,315
3.248% 10/21/27	3,268,000	3,009,135
3.366% 1/23/26 (b)	8,569,000	8,202,453
3.419% 12/20/28 (b)	19,130,000	17,411,818
3.593% 7/21/28 (b)	1,978,000	1,823,544
3.705% 4/24/28 (b)	1,568,000	1,458,608
3.864% 7/23/24 (b)	4,331,000	4,298,989
3.974% 2/7/30 (b)	2,521,000	2,306,124
4% 4/1/24	867,000	854,041
4% 1/22/25	1,069,000	1,041,443
4.078% 4/23/40 (b)	5,000,000	4,203,380
4.083% 3/20/51 (b)	3,250,000	2,609,329
4.1% 7/24/23	1,247,000	1,241,291
4.183% 11/25/27	10,318,000	9,836,520
4.2% 8/26/24	1,515,000	1,485,702
4.25% 10/22/26	713,000	684,774
4.271% 7/23/29 (b)	7,550,000	7,086,522
4.33% 3/15/50 (b)	2,333,000	1,962,053
4.443% 1/20/48 (b)	2,718,000	2,344,686
4.45% 3/3/26	2,317,000	2,252,676
4.948% 7/22/28 (b)	2,800,000	2,738,588
5% 1/21/44	958,000	907,152
5.875% 2/7/42	409,000	425,808
6.11% 1/29/37	1,224,000	1,258,132
7.75% 5/14/38	2,324,000	2,743,197
Bank of Montreal:
3.3% 2/5/24	11,100,000	10,879,563
3.803% 12/15/32 (b)	1,720,000	1,531,211
4.7% 9/14/27	3,700,000	3,618,162
Bank of Nova Scotia:
3.4% 2/11/24	9,151,000	8,977,177
4.5% 12/16/25	2,830,000	2,742,852
4.85% 2/1/30	3,400,000	3,298,600
5.25% 12/6/24	6,500,000	6,488,141
Barclays PLC:
2.279% 11/24/27 (b)	4,700,000	4,134,962
2.852% 5/7/26 (b)	300,000	280,888
2.894% 11/24/32 (b)	4,700,000	3,649,221
3.564% 9/23/35 (b)	2,000,000	1,594,535
3.932% 5/7/25 (b)	572,000	556,738
4.337% 1/10/28	998,000	931,371
4.375% 1/12/26	711,000	687,170
4.836% 5/9/28	1,711,000	1,603,164
4.95% 1/10/47	3,320,000	2,970,489
4.972% 5/16/29 (b)	759,000	722,787
5.2% 5/12/26	2,580,000	2,512,336
5.25% 8/17/45	998,000	925,813
7.437% 11/2/33 (b)	1,900,000	2,051,317
BB&T Corp. 3.875% 3/19/29	5,000,000	4,643,705
BPCE SA 4% 4/15/24	284,000	278,999
Canadian Imperial Bank of Commerce 3.6% 4/7/32	4,100,000	3,614,506
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(d)	3,565,000	3,550,707
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	10,206,000	9,341,302
1.122% 1/28/27 (b)	9,700,000	8,523,002
1.462% 6/9/27 (b)	9,250,000	8,085,777
2.561% 5/1/32 (b)	3,000,000	2,408,922
2.904% 11/3/42 (b)	1,900,000	1,314,916
3.668% 7/24/28 (b)	1,351,000	1,251,539
3.7% 1/12/26	1,984,000	1,902,969
3.75% 6/16/24	2,000,000	1,959,580
3.887% 1/10/28 (b)	802,000	753,565
3.98% 3/20/30 (b)	5,278,000	4,813,557
4.125% 7/25/28	2,752,000	2,575,509
4.3% 11/20/26	2,984,000	2,861,354
4.4% 6/10/25	713,000	697,625
4.6% 3/9/26	1,069,000	1,040,863
4.65% 7/30/45	2,930,000	2,592,779
4.75% 5/18/46	1,403,000	1,203,049
5.3% 5/6/44	356,000	334,385
5.316% 3/26/41 (b)	3,530,000	3,427,454
5.5% 9/13/25	891,000	892,621
5.61% 9/29/26 (b)	4,000,000	4,000,027
5.875% 2/22/33	2,000,000	2,016,645
5.875% 1/30/42	1,298,000	1,350,769
6.27% 11/17/33 (b)	2,500,000	2,618,170
6.625% 6/15/32	1,600,000	1,690,848
8.125% 7/15/39	3,263,000	4,133,734
Citizens Financial Group, Inc. 2.638% 9/30/32	337,000	256,718
Comerica, Inc. 3.8% 7/22/26	651,000	617,962
Export-Import Bank of Korea:
0.625% 2/9/26	5,100,000	4,467,359
1.125% 12/29/26	2,000,000	1,713,220
2.375% 6/25/24	2,000,000	1,921,903
2.875% 1/21/25	4,215,000	4,032,238
Fifth Third Bancorp:
2.55% 5/5/27	2,600,000	2,354,500
6.361% 10/27/28 (b)	3,130,000	3,224,093
8.25% 3/1/38	371,000	462,741
HSBC Holdings PLC:
2.013% 9/22/28 (b)	1,800,000	1,523,728
2.206% 8/17/29 (b)	5,590,000	4,633,846
2.633% 11/7/25 (b)	9,800,000	9,280,502
2.804% 5/24/32 (b)	5,730,000	4,574,012
2.848% 6/4/31 (b)	1,800,000	1,480,768
3.803% 3/11/25 (b)	9,504,000	9,304,322
3.9% 5/25/26	1,961,000	1,869,137
4.25% 8/18/25	998,000	963,066
4.292% 9/12/26 (b)	13,003,000	12,517,321
4.375% 11/23/26	3,716,000	3,567,235
4.762% 3/29/33 (b)	2,100,000	1,886,766
5.25% 3/14/44	654,000	590,625
6.1% 1/14/42	1,400,000	1,493,802
6.5% 5/2/36	807,000	824,831
6.5% 9/15/37	2,564,000	2,562,867
6.8% 6/1/38	2,600,000	2,667,680
7.39% 11/3/28 (b)	4,700,000	4,964,309
8.113% 11/3/33 (b)	1,000,000	1,103,872
HSBC U.S.A., Inc. 3.5% 6/23/24	1,247,000	1,215,747
Huntington Bancshares, Inc. 4.443% 8/4/28 (b)	2,000,000	1,910,402
ING Groep NV:
1.726% 4/1/27 (b)	2,300,000	2,041,514
2.727% 4/1/32 (b)	2,300,000	1,855,406
4.252% 3/28/33 (b)	1,000,000	898,817
Japan Bank International Cooperation:
1.25% 1/21/31	8,076,000	6,346,098
1.875% 7/21/26	4,640,000	4,194,043
2.125% 2/10/25	284,000	268,159
2.25% 11/4/26	744,000	677,187
2.375% 4/20/26	470,000	434,965
2.5% 5/23/24	25,000,000	24,133,847
2.75% 1/21/26	450,000	423,890
2.875% 6/1/27	1,354,000	1,252,447
3.25% 7/20/28	1,604,000	1,490,396
3.5% 10/31/28	1,000,000	937,878
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	11,000,000	10,214,433
0.969% 6/23/25 (b)	11,100,000	10,416,590
1.47% 9/22/27 (b)	3,400,000	2,947,530
1.578% 4/22/27 (b)	7,261,000	6,423,536
1.953% 2/4/32 (b)	10,000,000	7,765,468
2.545% 11/8/32 (b)	4,100,000	3,278,103
2.58% 4/22/32 (b)	7,281,000	5,899,953
2.739% 10/15/30 (b)	2,600,000	2,193,093
2.95% 10/1/26	4,497,000	4,181,864
2.956% 5/13/31 (b)	5,000,000	4,199,025
3.109% 4/22/51 (b)	300,000	204,349
3.22% 3/1/25 (b)	8,329,000	8,129,019
3.3% 4/1/26	1,604,000	1,517,418
3.328% 4/22/52 (b)	1,500,000	1,064,147
3.375% 5/1/23	339,000	337,998
3.509% 1/23/29 (b)	11,000,000	10,059,176
3.54% 5/1/28 (b)	3,030,000	2,802,007
3.559% 4/23/24 (b)	1,782,000	1,776,102
3.797% 7/23/24 (b)	2,468,000	2,450,191
3.875% 9/10/24	5,833,000	5,693,795
3.882% 7/24/38 (b)	2,572,000	2,143,917
3.9% 7/15/25	3,850,000	3,739,552
3.964% 11/15/48 (b)	1,676,000	1,344,992
4.005% 4/23/29 (b)	1,686,000	1,566,570
4.125% 12/15/26	1,047,000	1,010,209
4.203% 7/23/29 (b)	14,141,000	13,256,751
4.25% 10/1/27	5,400,000	5,196,591
4.323% 4/26/28 (b)	1,500,000	1,438,028
4.586% 4/26/33 (b)	1,500,000	1,397,969
4.85% 2/1/44	2,000,000	1,873,251
4.95% 6/1/45	707,000	649,794
5.5% 10/15/40	1,016,000	1,023,519
5.6% 7/15/41	267,000	271,784
5.625% 8/16/43	891,000	888,330
6.4% 5/15/38	4,660,000	5,101,286
KeyBank NA 3.4% 5/20/26	711,000	664,274
KeyCorp 4.789% 6/1/33 (b)	1,500,000	1,405,810
Korea Development Bank:
0.4% 6/19/24	2,500,000	2,344,125
1.625% 1/19/31	2,750,000	2,180,118
Lloyds Banking Group PLC:
4.344% 1/9/48	2,674,000	2,066,835
4.375% 3/22/28	4,000,000	3,782,670
4.582% 12/10/25	420,000	403,983
4.65% 3/24/26	1,533,000	1,477,092
4.976% 8/11/33 (b)	1,900,000	1,769,684
5.871% 3/6/29 (b)	4,000,000	4,000,773
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	8,000,000	6,998,997
2.309% 7/20/32 (b)	7,850,000	6,128,968
2.801% 7/18/24	1,294,000	1,246,514
3.195% 7/18/29	3,113,000	2,733,380
3.455% 3/2/23	1,000,000	1,000,000
3.751% 7/18/39	3,286,000	2,764,239
3.85% 3/1/26	1,173,000	1,119,493
5.422% 2/22/29 (b)	4,000,000	3,972,160
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	6,800,000	6,621,287
1.554% 7/9/27 (b)	3,712,000	3,232,961
2.226% 5/25/26 (b)	1,600,000	1,477,218
2.26% 7/9/32 (b)	3,800,000	2,940,928
2.591% 5/25/31 (b)	1,400,000	1,145,782
2.839% 7/16/25 (b)	4,600,000	4,398,941
3.549% 3/5/23	2,139,000	2,138,654
National Australia Bank Ltd. 5.132% 11/22/24	5,820,000	5,819,426
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (b)(d)	2,600,000	2,485,296
3.754% 11/1/29 (b)	7,840,000	7,353,872
3.875% 9/12/23	540,000	534,731
4.445% 5/8/30 (b)	252,000	232,374
4.519% 6/25/24 (b)	5,000,000	4,973,028
4.8% 4/5/26	1,176,000	1,145,090
5.847% 3/2/27 (b)	2,120,000	2,121,077
Oesterreichische Kontrollbank AG 0.375% 9/17/25	2,083,000	1,867,866
PNC Financial Services Group, Inc.:
1.15% 8/13/26	15,000,000	13,174,477
2.2% 11/1/24	3,500,000	3,339,493
3.5% 1/23/24	630,000	620,110
3.9% 4/29/24	1,007,000	990,338
5.354% 12/2/28 (b)	2,250,000	2,256,042
Rabobank Nederland:
3.75% 7/21/26	3,431,000	3,217,545
4.375% 8/4/25	853,000	826,280
5.25% 5/24/41	535,000	557,921
5.75% 12/1/43	1,590,000	1,599,193
Rabobank Nederland New York Branch:
0.375% 1/12/24	4,650,000	4,461,361
3.375% 5/21/25	533,000	512,526
Royal Bank of Canada:
2.05% 1/21/27	5,000,000	4,483,676
2.55% 7/16/24	9,480,000	9,129,240
4.24% 8/3/27	4,200,000	4,033,524
4.65% 1/27/26	2,315,000	2,258,438
6% 11/1/27	2,000,000	2,058,230
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (b)	3,800,000	3,309,732
Santander UK Group Holdings PLC:
6.534% 1/10/29 (b)	5,600,000	5,668,446
6.833% 11/21/26 (b)	6,400,000	6,509,321
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	814,000	791,444
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	2,000,000	1,819,818
2.142% 9/23/30	5,967,000	4,693,324
2.174% 1/14/27	8,300,000	7,365,799
2.348% 1/15/25	2,000,000	1,886,070
2.696% 7/16/24	3,600,000	3,465,118
2.75% 1/15/30	2,000,000	1,688,344
3.05% 1/14/42	4,100,000	2,917,136
3.936% 10/16/23	2,794,000	2,768,756
5.52% 1/13/28	1,600,000	1,595,774
SVB Financial Group 2.1% 5/15/28	5,143,000	4,321,950
The Toronto-Dominion Bank:
2.65% 6/12/24	9,030,000	8,730,985
3.2% 3/10/32	3,700,000	3,176,323
3.25% 3/11/24	6,720,000	6,575,058
3.5% 7/19/23	1,782,000	1,770,354
4.108% 6/8/27	5,000,000	4,792,661
4.693% 9/15/27	2,000,000	1,956,325
Truist Financial Corp. 4.26% 7/28/26 (b)	5,000,000	4,873,989
U.S. Bancorp:
1.375% 7/22/30	6,900,000	5,348,251
3.1% 4/27/26	6,704,000	6,292,051
4.548% 7/22/28 (b)	5,900,000	5,737,134
5.85% 10/21/33 (b)	1,800,000	1,855,608
Wells Fargo & Co.:
0.805% 5/19/25 (b)	8,900,000	8,402,278
2.406% 10/30/25 (b)	11,000,000	10,433,641
3% 10/23/26	3,624,000	3,345,015
3.068% 4/30/41 (b)	7,000,000	5,072,394
3.3% 9/9/24	4,985,000	4,839,053
3.35% 3/2/33 (b)	6,500,000	5,495,773
3.55% 9/29/25	756,000	723,563
3.75% 1/24/24	5,040,000	4,964,278
3.9% 5/1/45	849,000	672,266
4.1% 6/3/26	575,000	551,936
4.15% 1/24/29	665,000	622,979
4.4% 6/14/46	1,272,000	1,042,284
4.48% 1/16/24	681,000	675,137
4.54% 8/15/26 (b)	10,000,000	9,757,781
4.75% 12/7/46	3,496,000	2,997,802
4.808% 7/25/28 (b)	4,800,000	4,673,371
4.897% 7/25/33 (b)	3,100,000	2,960,923
4.9% 11/17/45	742,000	655,913
5.013% 4/4/51 (b)	3,840,000	3,534,049
5.375% 11/2/43	5,130,000	4,848,441
5.606% 1/15/44	3,536,000	3,440,478
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (b)(d)	2,000,000	1,915,076
2.85% 5/13/26	846,000	788,715
2.894% 2/4/30 (b)	6,140,000	5,707,929
3.3% 2/26/24	74,000	72,457
3.735% 8/26/25	2,000,000	1,929,425
4.043% 8/26/27	6,800,000	6,578,395
4.11% 7/24/34 (b)	1,590,000	1,406,176
4.421% 7/24/39	1,910,000	1,602,887
5.457% 11/18/27	3,500,000	3,558,831
Zions Bancorp NA 4.5% 6/13/23	36,000	35,922
		919,094,280
Capital Markets - 1.7%
Affiliated Managers Group, Inc. 3.5% 8/1/25	846,000	811,605
Ares Capital Corp.:
2.15% 7/15/26	4,800,000	4,135,417
3.25% 7/15/25	1,000,000	930,181
3.875% 1/15/26	1,500,000	1,391,616
4.2% 6/10/24	2,600,000	2,544,180
Bank of New York Mellon Corp.:
1.8% 7/28/31	6,500,000	5,068,184
2.8% 5/4/26	1,004,000	937,120
4.414% 7/24/26 (b)	5,000,000	4,904,491
5.834% 10/25/33 (b)	2,000,000	2,082,646
BlackRock, Inc. 3.5% 3/18/24	517,000	508,502
Brookfield Finance, Inc. 2.724% 4/15/31	6,700,000	5,457,302
Charles Schwab Corp.:
0.9% 3/11/26	3,900,000	3,436,244
1.65% 3/11/31	4,520,000	3,529,608
2% 3/20/28	1,600,000	1,394,254
2.45% 3/3/27	4,600,000	4,171,931
3.85% 5/21/25	1,950,000	1,895,151
CI Financial Corp. 3.2% 12/17/30	3,700,000	2,805,135
CME Group, Inc. 5.3% 9/15/43	1,840,000	1,876,302
Credit Suisse AG:
3.625% 9/9/24	7,519,000	7,106,898
5% 7/9/27	1,300,000	1,191,576
Credit Suisse Group AG:
3.8% 6/9/23	3,565,000	3,522,220
4.55% 4/17/26	1,515,000	1,353,475
4.875% 5/15/45	3,199,000	2,332,493
Deutsche Bank AG:
4.1% 1/13/26	4,800,000	4,578,257
4.5% 4/1/25	427,000	411,726
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	3,500,000	3,038,882
3.7% 5/30/24	1,746,000	1,696,014
3.729% 1/14/32 (b)	3,300,000	2,588,271
4.1% 1/13/26	3,886,000	3,716,883
6.119% 7/14/26 (b)	3,000,000	2,992,283
Eaton Vance Corp. 3.625% 6/15/23	504,000	501,807
Franklin Resources, Inc. 2.85% 3/30/25	677,000	642,473
Goldman Sachs Group, Inc.:
0.673% 3/8/24 (b)	16,400,000	16,350,756
0.855% 2/12/26 (b)	9,000,000	8,171,347
2.383% 7/21/32 (b)	12,700,000	9,974,836
2.615% 4/22/32 (b)	12,200,000	9,797,841
3.5% 1/23/25	891,000	860,910
3.625% 2/20/24	1,872,000	1,838,393
3.691% 6/5/28 (b)	7,900,000	7,337,999
3.75% 2/25/26	1,038,000	992,026
3.8% 3/15/30	1,644,000	1,491,893
3.85% 7/8/24	677,000	662,509
3.85% 1/26/27	5,390,000	5,099,112
4.017% 10/31/38 (b)	4,100,000	3,386,652
4.25% 10/21/25	391,000	378,736
4.411% 4/23/39 (b)	3,500,000	3,044,592
4.75% 10/21/45	2,813,000	2,518,373
5.15% 5/22/45	4,190,000	3,883,009
5.7% 11/1/24	2,000,000	2,011,805
5.95% 1/15/27	2,674,000	2,722,580
6.125% 2/15/33	2,400,000	2,533,285
6.75% 10/1/37	5,170,000	5,503,208
Intercontinental Exchange, Inc.:
1.85% 9/15/32	4,020,000	2,994,036
2.65% 9/15/40	4,020,000	2,817,151
3% 6/15/50	2,892,000	1,940,769
3.75% 12/1/25	1,025,000	987,345
4.6% 3/15/33	3,800,000	3,607,974
Jefferies Financial Group, Inc.:
2.625% 10/15/31	1,000,000	782,617
4.15% 1/23/30	3,100,000	2,800,072
4.85% 1/15/27	1,100,000	1,077,966
Moody's Corp.:
2% 8/19/31	1,100,000	867,262
4.25% 8/8/32	1,700,000	1,573,059
4.875% 2/15/24	4,671,000	4,640,507
4.875% 12/17/48	2,500,000	2,257,016
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(d)	5,218,000	4,605,454
1.164% 10/21/25 (b)	8,200,000	7,595,263
1.512% 7/20/27 (b)	6,100,000	5,324,815
1.593% 5/4/27 (b)	17,500,000	15,450,608
1.794% 2/13/32 (b)	5,470,000	4,162,984
2.188% 4/28/26 (b)	2,320,000	2,162,383
2.239% 7/21/32 (b)	6,100,000	4,744,902
3.125% 7/27/26	998,000	928,730
3.591% 7/22/28 (b)	1,515,000	1,398,418
3.7% 10/23/24	1,069,000	1,041,345
3.772% 1/24/29 (b)	20,700,000	19,110,321
3.875% 4/29/24	2,616,000	2,574,664
3.875% 1/27/26	935,000	901,348
3.95% 4/23/27	8,938,000	8,445,959
3.971% 7/22/38 (b)	1,114,000	939,008
4.3% 1/27/45	356,000	305,961
4.375% 1/22/47	1,978,000	1,725,284
5.123% 2/1/29 (b)	2,500,000	2,455,023
5.297% 4/20/37 (b)	2,500,000	2,329,501
5.597% 3/24/51 (b)	1,100,000	1,135,959
5.948% 1/19/38 (b)	1,100,000	1,074,786
6.296% 10/18/28 (b)	2,000,000	2,053,309
6.342% 10/18/33 (b)	2,000,000	2,108,410
6.375% 7/24/42	4,162,000	4,572,955
7.25% 4/1/32	178,000	201,370
NASDAQ, Inc.:
1.65% 1/15/31	3,450,000	2,637,602
3.85% 6/30/26	1,000,000	955,695
Nomura Holdings, Inc.:
1.653% 7/14/26	1,000,000	873,444
3.103% 1/16/30	6,459,000	5,467,037
5.386% 7/6/27	2,600,000	2,574,838
Northern Trust Corp.:
1.95% 5/1/30	50,000	40,917
4% 5/10/27	1,100,000	1,065,500
6.125% 11/2/32	1,300,000	1,371,417
S&P Global, Inc.:
2.45% 3/1/27 (c)	3,500,000	3,185,566
2.9% 3/1/32 (c)	6,200,000	5,306,641
3.25% 12/1/49	2,000,000	1,467,776
State Street Corp.:
1.684% 11/18/27 (b)	5,652,000	4,996,029
2.65% 5/19/26	1,346,000	1,257,104
4.821% 1/26/34 (b)	1,600,000	1,542,512
		328,549,601
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	4,000,000	3,526,287
2.875% 8/14/24	1,567,000	1,490,041
3% 10/29/28	3,750,000	3,195,422
3.4% 10/29/33	2,500,000	1,945,028
3.65% 7/21/27	802,000	726,366
3.85% 10/29/41	2,500,000	1,830,296
3.875% 1/23/28	2,798,000	2,532,190
4.45% 10/1/25	1,756,000	1,687,042
4.5% 9/15/23	3,634,000	3,608,924
4.875% 1/16/24	3,624,000	3,588,380
Ally Financial, Inc.:
3.05% 6/5/23	7,050,000	7,002,167
4.75% 6/9/27	1,100,000	1,048,076
5.125% 9/30/24	5,600,000	5,551,060
8% 11/1/31	1,762,000	1,906,360
American Express Co.:
2.5% 7/30/24	11,755,000	11,308,891
4.05% 12/3/42	1,243,000	1,097,910
4.42% 8/3/33 (b)	1,000,000	935,448
5.85% 11/5/27	2,000,000	2,058,797
Capital One Financial Corp.:
3.3% 10/30/24	3,800,000	3,668,785
3.75% 7/28/26	1,737,000	1,631,923
3.75% 3/9/27	4,135,000	3,877,234
3.8% 1/31/28	2,317,000	2,145,362
4.25% 4/30/25	5,000,000	4,869,468
4.927% 5/10/28 (b)	2,400,000	2,323,763
5.268% 5/10/33 (b)	1,000,000	947,094
5.817% 2/1/34 (b)	1,000,000	971,028
Discover Financial Services 4.5% 1/30/26	3,354,000	3,246,847
John Deere Capital Corp.:
2.65% 6/24/24	1,864,000	1,803,870
2.65% 6/10/26	891,000	829,636
2.8% 3/6/23	579,000	578,833
2.8% 9/8/27	47,000	43,153
3.45% 3/13/25	1,850,000	1,792,803
3.45% 3/7/29	2,779,000	2,567,516
4.15% 9/15/27	2,000,000	1,943,759
4.35% 9/15/32	2,000,000	1,924,874
Synchrony Financial:
3.7% 8/4/26	842,000	780,882
4.375% 3/19/24	106,000	104,529
5.15% 3/19/29	5,225,000	4,916,775
Toyota Motor Credit Corp.:
0.5% 8/14/23	4,350,000	4,260,833
1.15% 8/13/27	7,300,000	6,216,949
1.65% 1/10/31	2,100,000	1,669,010
1.9% 4/6/28	1,250,000	1,086,121
2.15% 2/13/30	2,000,000	1,701,123
3% 4/1/25	5,350,000	5,120,673
3.05% 3/22/27	2,500,000	2,325,988
3.35% 1/8/24	3,504,000	3,448,622
4.55% 9/20/27	1,400,000	1,377,227
		123,213,365
Diversified Financial Services - 0.6%
AB Svensk Exportkredit:
0.25% 9/29/23	3,316,000	3,220,461
1.75% 12/12/23	10,000,000	9,722,787
Aon Corp. / Aon Global Holdings PLC:
2.6% 12/2/31	4,000,000	3,259,898
2.85% 5/28/27	4,500,000	4,090,312
Berkshire Hathaway, Inc.:
2.75% 3/15/23	2,000,000	1,998,242
3.125% 3/15/26	2,050,000	1,958,152
4.5% 2/11/43	356,000	329,771
Blackstone Private Credit Fund:
2.7% 1/15/25	4,700,000	4,380,028
4.7% 3/24/25	5,000,000	4,822,433
BP Capital Markets America, Inc.:
3% 2/24/50	5,290,000	3,584,971
3.017% 1/16/27	1,693,000	1,573,805
3.06% 6/17/41	3,600,000	2,664,037
3.633% 4/6/30	5,000,000	4,581,615
4.812% 2/13/33	2,700,000	2,652,105
Brixmor Operating Partnership LP:
3.9% 3/15/27	1,005,000	932,545
4.05% 7/1/30	1,138,000	1,006,102
4.125% 6/15/26	1,346,000	1,266,730
4.125% 5/15/29	1,216,000	1,095,353
Corebridge Financial, Inc.:
4.4% 4/5/52 (c)	2,000,000	1,594,317
6.875% 12/15/52 (b)(c)	1,800,000	1,779,527
DH Europe Finance II SARL:
2.6% 11/15/29	1,500,000	1,294,941
3.4% 11/15/49	1,000,000	755,921
Equitable Holdings, Inc. 5% 4/20/48	2,150,000	1,900,050
Japan International Cooperation Agency 1.75% 4/28/31	2,622,000	2,090,297
KfW:
0% 4/18/36	13,551,000	7,814,011
0.25% 10/19/23	7,000,000	6,786,640
0.375% 7/18/25	3,680,000	3,326,240
2% 5/2/25	682,000	642,758
2.5% 11/20/24	5,558,000	5,327,454
2.625% 2/28/24	6,735,000	6,561,411
2.875% 4/3/28	2,738,000	2,561,505
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	1,515,000	1,379,291
2.5% 11/15/27	1,576,000	1,451,783
3.125% 11/14/23	5,000,000	4,920,900
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	5,800,000	5,336,985
5.8% 1/15/33	1,700,000	1,750,170
Voya Financial, Inc.:
3.65% 6/15/26	2,814,000	2,660,990
5.7% 7/15/43	668,000	632,930
		113,707,468
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	6,000,000	4,664,060
3.35% 5/3/26	4,752,000	4,525,623
4.35% 11/3/45	713,000	637,317
AFLAC, Inc.:
3.6% 4/1/30	4,959,000	4,560,875
4% 10/15/46	673,000	539,084
Allstate Corp.:
1.45% 12/15/30	7,877,000	6,039,884
3.28% 12/15/26	841,000	794,211
4.2% 12/15/46	1,348,000	1,124,907
American International Group, Inc.:
3.875% 1/15/35	481,000	421,319
3.9% 4/1/26	336,000	322,232
4.2% 4/1/28	3,307,000	3,133,830
4.375% 6/30/50	2,390,000	2,015,323
4.5% 7/16/44	1,582,000	1,371,631
4.7% 7/10/35	1,034,000	926,140
4.75% 4/1/48	923,000	822,429
5.75% 4/1/48 (b)	2,050,000	1,978,250
Aon PLC:
3.5% 6/14/24	1,456,000	1,420,891
4% 11/27/23	535,000	530,176
4.6% 6/14/44	285,000	248,666
4.75% 5/15/45	1,048,000	928,222
Arch Capital Group Ltd. 3.635% 6/30/50	2,400,000	1,725,828
Arthur J. Gallagher & Co. 5.75% 3/2/53	1,300,000	1,292,239
Athene Holding Ltd. 3.45% 5/15/52	2,100,000	1,335,461
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	4,000,000	2,697,373
3.967% 11/15/46	445,000	367,479
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,300,000	5,792,838
2.85% 10/15/50	3,200,000	2,160,566
4.2% 8/15/48	2,116,000	1,870,064
4.25% 1/15/49	1,528,000	1,358,177
4.4% 5/15/42	2,500,000	2,304,915
5.75% 1/15/40	891,000	955,535
Brighthouse Financial, Inc.:
3.7% 6/22/27	1,090,000	1,018,890
4.7% 6/22/47	1,693,000	1,316,809
Brown & Brown, Inc. 4.95% 3/17/52	1,000,000	841,874
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	1,800,000	1,653,842
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	1,256,000	1,081,508
3.6% 8/19/49	1,107,000	828,293
4.4% 3/15/48	1,731,000	1,462,113
Lincoln National Corp.:
3.625% 12/12/26	1,069,000	1,007,549
4.35% 3/1/48	2,260,000	1,760,444
Manulife Financial Corp. 4.15% 3/4/26	6,250,000	6,085,938
Markel Corp. 5% 5/20/49	1,700,000	1,517,398
Marsh & McLennan Companies, Inc.:
2.375% 12/15/31	2,200,000	1,764,049
3.5% 6/3/24	339,000	330,624
3.75% 3/14/26	2,000,000	1,919,753
3.875% 3/15/24	1,693,000	1,664,556
4.05% 10/15/23	1,207,000	1,196,670
4.2% 3/1/48	868,000	727,406
4.35% 1/30/47	499,000	425,082
4.9% 3/15/49	1,657,000	1,530,339
MetLife, Inc.:
4.05% 3/1/45	690,000	577,318
4.125% 8/13/42	2,600,000	2,217,646
4.6% 5/13/46	4,308,000	3,853,164
4.721% 12/15/44 (b)	891,000	810,432
5.875% 2/6/41	341,000	354,713
Pricoa Global Funding I 5.625% 6/15/43 (b)	1,000,000	995,000
Principal Financial Group, Inc.:
2.125% 6/15/30	1,760,000	1,435,740
4.3% 11/15/46	1,425,000	1,160,483
Progressive Corp.:
2.45% 1/15/27	2,145,000	1,959,825
4.125% 4/15/47	2,390,000	2,036,641
4.2% 3/15/48	1,100,000	940,618
Prudential Financial, Inc.:
3.878% 3/27/28	740,000	706,254
3.905% 12/7/47	2,119,000	1,672,807
3.935% 12/7/49	1,910,000	1,515,601
4.35% 2/25/50	2,633,000	2,236,802
4.418% 3/27/48	1,132,000	970,571
4.6% 5/15/44	1,400,000	1,269,323
5.125% 3/1/52 (b)	1,000,000	913,850
5.7% 12/14/36	68,000	70,856
6% 9/1/52 (b)	1,100,000	1,061,129
The Chubb Corp.:
6% 5/11/37	983,000	1,054,894
6.5% 5/15/38	626,000	704,885
The Travelers Companies, Inc.:
4.1% 3/4/49	200,000	168,848
4.3% 8/25/45	261,000	225,985
6.25% 6/15/37	5,488,000	6,127,656
Unum Group 4.5% 12/15/49	1,000,000	739,410
Willis Group North America, Inc.:
2.95% 9/15/29	3,000,000	2,562,693
4.5% 9/15/28	3,479,000	3,299,049
		128,640,875
TOTAL FINANCIALS		1,613,205,589
HEALTH CARE - 2.6%
Biotechnology - 0.5%
AbbVie, Inc.:
2.95% 11/21/26	13,300,000	12,274,136
3.2% 11/21/29	4,000,000	3,537,817
4.05% 11/21/39	7,870,000	6,638,127
4.25% 11/14/28	1,478,000	1,413,718
4.25% 11/21/49	4,700,000	3,913,704
4.3% 5/14/36	1,116,000	1,003,633
4.4% 11/6/42	851,000	737,972
4.45% 5/14/46	1,247,000	1,068,407
4.55% 3/15/35	3,686,000	3,427,999
4.7% 5/14/45	1,752,000	1,551,019
4.75% 3/15/45	1,128,000	1,009,723
4.875% 11/14/48	1,710,000	1,567,450
Amgen, Inc.:
1.65% 8/15/28	1,200,000	1,004,210
1.9% 2/21/25	2,000,000	1,870,036
2.6% 8/19/26	1,872,000	1,719,731
2.77% 9/1/53	1,460,000	880,576
2.8% 8/15/41	5,000,000	3,436,576
3.125% 5/1/25	356,000	339,836
3.15% 2/21/40	3,890,000	2,860,044
3.375% 2/21/50	2,500,000	1,749,250
4.2% 3/1/33	6,330,000	5,821,209
4.4% 5/1/45	1,770,000	1,480,156
4.663% 6/15/51	2,224,000	1,921,582
4.95% 10/1/41	1,200,000	1,092,366
5.15% 3/2/28 (e)	5,000,000	4,980,217
5.25% 3/2/33 (e)	3,000,000	2,979,099
5.65% 3/2/53 (e)	5,140,000	5,097,691
Biogen, Inc. 3.15% 5/1/50	3,250,000	2,153,926
Gilead Sciences, Inc.:
1.65% 10/1/30	3,200,000	2,532,166
2.8% 10/1/50	1,600,000	1,039,033
3.65% 3/1/26	1,102,000	1,052,407
4.15% 3/1/47	2,217,000	1,854,858
4.75% 3/1/46	4,393,000	3,968,132
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	2,100,000	1,634,967
		89,611,773
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
1.15% 1/30/28	5,000,000	4,232,854
3.75% 11/30/26	7,242,000	6,999,699
4.75% 11/30/36	802,000	797,418
4.9% 11/30/46	2,854,000	2,805,856
Baxter International, Inc.:
1.915% 2/1/27	4,700,000	4,098,479
2.539% 2/1/32	4,700,000	3,641,600
Becton, Dickinson & Co.:
2.823% 5/20/30	1,900,000	1,625,318
3.7% 6/6/27	5,003,000	4,724,181
4.669% 6/6/47	256,000	224,932
4.685% 12/15/44	1,937,000	1,718,155
Boston Scientific Corp.:
3.45% 3/1/24	829,000	813,634
4% 3/1/29	1,925,000	1,768,887
4.7% 3/1/49	1,257,000	1,140,939
GE Healthcare Holding LLC:
5.65% 11/15/27 (c)	1,600,000	1,621,440
5.905% 11/22/32 (c)	3,200,000	3,307,697
Medtronic, Inc. 4.625% 3/15/45	3,404,000	3,175,847
Stryker Corp.:
1.95% 6/15/30	1,650,000	1,341,090
2.9% 6/15/50	1,150,000	775,277
3.5% 3/15/26	3,600,000	3,441,382
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	7,228,000	6,955,258
		55,209,943
Health Care Providers & Services - 1.1%
Aetna, Inc.:
4.125% 11/15/42	2,022,000	1,642,289
6.625% 6/15/36	1,160,000	1,246,655
AHS Hospital Corp. 2.78% 7/1/51	3,500,000	2,275,618
Allina Health System, Inc. 3.887% 4/15/49	1,239,000	1,003,120
AmerisourceBergen Corp. 2.7% 3/15/31	4,100,000	3,407,790
Banner Health:
2.907% 1/1/42	1,500,000	1,108,206
2.913% 1/1/51	2,700,000	1,819,772
Baptist Healthcare System Obli 3.54% 8/15/50	3,000,000	2,257,074
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	1,786,000	1,409,801
Cardinal Health, Inc. 4.368% 6/15/47	2,476,000	1,976,923
Centene Corp.:
2.625% 8/1/31	5,000,000	3,896,064
3.375% 2/15/30	5,000,000	4,218,897
Children's Hospital Medical Center 4.268% 5/15/44	592,000	530,134
Children's Hospital of Philadelphia 2.704% 7/1/50	1,964,000	1,287,332
Cigna Group:
1.25% 3/15/26	3,645,000	3,240,376
2.375% 3/15/31	1,500,000	1,221,208
3% 7/15/23	82,000	81,221
3.75% 7/15/23	99,000	98,316
4.375% 10/15/28	8,532,000	8,192,465
4.8% 8/15/38	4,201,000	3,869,393
4.8% 7/15/46	2,355,000	2,079,896
4.9% 12/15/48	2,618,000	2,354,626
6.125% 11/15/41	535,000	567,325
CommonSpirit Health:
3.91% 10/1/50	3,000,000	2,284,567
4.35% 11/1/42	356,000	300,137
CVS Health Corp.:
2.7% 8/21/40	3,100,000	2,094,229
3% 8/15/26	1,016,000	942,703
3.75% 4/1/30	3,030,000	2,736,808
4.1% 3/25/25	735,000	719,844
4.3% 3/25/28	4,260,000	4,072,570
4.875% 7/20/35	553,000	519,600
5% 2/20/26	5,000,000	4,972,469
5.05% 3/25/48	4,884,000	4,383,391
5.125% 7/20/45	4,500,000	4,063,892
5.25% 2/21/33	3,000,000	2,953,038
5.3% 12/5/43	4,832,000	4,504,229
Elevance Health, Inc.:
3.65% 12/1/27	4,099,000	3,844,812
3.7% 9/15/49	1,140,000	859,148
4.375% 12/1/47	6,457,000	5,491,749
4.625% 5/15/42	464,000	418,549
4.65% 1/15/43	356,000	319,007
5.125% 2/15/53	3,300,000	3,128,840
5.5% 10/15/32	1,800,000	1,829,515
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	2,400,000	1,854,930
HCA Holdings, Inc.:
3.625% 3/15/32 (c)	5,700,000	4,818,430
4.125% 6/15/29	1,540,000	1,401,807
4.5% 2/15/27	5,500,000	5,272,292
4.625% 3/15/52 (c)	4,100,000	3,225,626
5.25% 6/15/26	1,499,000	1,475,533
5.25% 6/15/49	3,120,000	2,691,006
Humana, Inc.:
1.35% 2/3/27	1,800,000	1,549,680
2.15% 2/3/32	1,900,000	1,466,865
3.85% 10/1/24	5,351,000	5,222,709
3.95% 3/15/27	5,493,000	5,251,236
4.95% 10/1/44	445,000	398,954
Indiana University Health, Inc. 2.852% 11/1/51	3,600,000	2,427,610
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	2,292,000	1,715,136
Kaiser Foundation Hospitals:
2.81% 6/1/41	1,107,000	811,917
3.266% 11/1/49	1,900,000	1,412,834
4.15% 5/1/47	1,136,000	999,389
4.875% 4/1/42	321,000	313,567
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	535,000	457,340
MidMichigan Health 3.409% 6/1/50	833,000	589,033
New York & Presbyterian Hospital:
4.024% 8/1/45	624,000	533,504
4.063% 8/1/56	469,000	393,055
Novant Health, Inc. 3.168% 11/1/51	2,300,000	1,621,203
NYU Hospitals Center 4.784% 7/1/44	1,355,000	1,253,868
Orlando Health Obligated Group 3.327% 10/1/50	1,481,000	1,065,804
Partners Healthcare System, Inc. 4.117% 7/1/55	624,000	524,900
Piedmont Healthcare, Inc. 2.719% 1/1/42	2,688,000	1,853,922
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	3,600,000	2,140,708
Quest Diagnostics, Inc. 2.95% 6/30/30	2,850,000	2,459,585
Sutter Health 3.361% 8/15/50	3,600,000	2,575,162
Trinity Health Corp. 2.632% 12/1/40	1,000,000	710,916
UnitedHealth Group, Inc.:
1.15% 5/15/26	1,800,000	1,595,852
1.25% 1/15/26	1,100,000	993,685
2% 5/15/30	1,500,000	1,229,957
2.375% 8/15/24	956,000	917,724
2.75% 5/15/40	5,332,000	3,882,608
2.9% 5/15/50	100,000	67,734
3.125% 5/15/60	1,300,000	881,195
3.25% 5/15/51	1,800,000	1,289,113
3.375% 4/15/27	963,000	907,667
3.5% 6/15/23	1,586,000	1,579,163
3.7% 8/15/49	1,728,000	1,354,454
3.75% 7/15/25	5,080,000	4,928,614
3.75% 10/15/47	1,704,000	1,361,531
3.875% 12/15/28	371,000	350,544
3.875% 8/15/59	1,798,000	1,401,583
4.2% 1/15/47	642,000	554,694
4.25% 6/15/48	370,000	320,208
4.375% 3/15/42	2,103,000	1,877,098
4.625% 7/15/35	1,100,000	1,053,815
4.625% 11/15/41	1,000,000	925,049
4.75% 7/15/45	297,000	279,052
4.95% 5/15/62	3,100,000	2,917,683
5.25% 2/15/28	2,400,000	2,432,641
5.35% 2/15/33	4,400,000	4,501,088
5.8% 3/15/36	1,100,000	1,151,506
5.875% 2/15/53	2,400,000	2,588,907
6.05% 2/15/63	1,000,000	1,094,452
6.625% 11/15/37	1,100,000	1,239,247
West Virginia University Health System Obligated Group 3.129% 6/1/50	1,400,000	921,358
		203,310,341
Life Sciences Tools & Services - 0.0%
Danaher Corp. 4.375% 9/15/45	422,000	371,518
PerkinElmer, Inc. 2.25% 9/15/31	1,900,000	1,473,420
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	788,000	682,114
4.8% 11/21/27	7,000,000	6,995,824
5.3% 2/1/44	1,038,000	1,039,703
		10,562,579
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC:
1.2% 5/28/26	5,100,000	4,517,376
2.25% 5/28/31	2,100,000	1,748,364
4.875% 3/3/33	4,700,000	4,652,417
AstraZeneca PLC:
3.375% 11/16/25	3,000,000	2,880,644
4.375% 11/16/45	1,344,000	1,221,035
4.375% 8/17/48	2,246,000	2,038,528
6.45% 9/15/37	579,000	654,445
Bayer U.S. Finance II LLC 3.95% 4/15/45 (c)	248,000	181,507
Bristol-Myers Squibb Co.:
2.35% 11/13/40	1,356,000	927,183
2.9% 7/26/24	5,410,000	5,243,697
3.2% 6/15/26	1,409,000	1,333,913
3.25% 8/1/42	499,000	384,624
3.4% 7/26/29	669,000	613,767
3.9% 2/20/28	5,000,000	4,787,878
4.125% 6/15/39	3,103,000	2,769,314
4.25% 10/26/49	3,437,000	2,967,662
4.35% 11/15/47	3,400,000	2,991,813
4.55% 2/20/48	269,000	244,998
Eli Lilly & Co.:
2.25% 5/15/50	800,000	502,519
3.95% 3/15/49	2,610,000	2,311,962
4.875% 2/27/53	2,200,000	2,196,311
GlaxoSmithKline Capital PLC 3% 6/1/24	4,550,000	4,430,220
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	3,752,000	4,239,088
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	2,700,000	2,510,570
3.625% 3/24/32	6,000,000	5,240,906
Johnson & Johnson:
0.55% 9/1/25	100,000	90,246
1.3% 9/1/30	400,000	321,437
2.1% 9/1/40	5,228,000	3,585,758
2.45% 3/1/26	997,000	933,674
2.45% 9/1/60	1,600,000	980,787
3.4% 1/15/38	1,663,000	1,414,781
3.5% 1/15/48	1,069,000	881,214
3.625% 3/3/37	713,000	629,691
4.5% 12/5/43	1,181,000	1,145,723
4.85% 5/15/41	760,000	751,000
Merck & Co., Inc.:
2.9% 3/7/24	414,000	404,447
2.9% 12/10/61	1,600,000	1,026,362
3.6% 9/15/42	1,356,000	1,107,173
3.7% 2/10/45	1,141,000	939,118
3.9% 3/7/39	4,800,000	4,201,424
4% 3/7/49	2,900,000	2,477,495
Mylan NV 5.2% 4/15/48	2,735,000	2,088,805
Novartis Capital Corp.:
1.75% 2/14/25	1,000,000	939,074
2% 2/14/27	1,400,000	1,267,068
2.75% 8/14/50	2,900,000	2,014,541
3% 11/20/25	1,866,000	1,775,566
3.1% 5/17/27	49,000	46,038
3.7% 9/21/42	504,000	426,547
4% 11/20/45	934,000	815,936
Pfizer, Inc.:
2.55% 5/28/40	4,203,000	3,037,452
2.7% 5/28/50	800,000	546,397
2.95% 3/15/24	14,417,000	14,087,774
3% 12/15/26	1,195,000	1,123,388
3.2% 9/15/23	2,268,000	2,244,343
3.45% 3/15/29	1,484,000	1,383,266
3.9% 3/15/39	1,123,000	979,449
4% 12/15/36	1,693,000	1,548,763
4.125% 12/15/46	2,472,000	2,175,016
4.2% 9/15/48	1,390,000	1,239,283
4.3% 6/15/43	442,000	402,896
4.4% 5/15/44	747,000	690,369
7.2% 3/15/39	963,000	1,172,334
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	35,000	34,482
3.2% 9/23/26	6,983,000	6,500,382
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	3,710,000	3,025,135
3.025% 7/9/40	3,356,000	2,458,263
3.175% 7/9/50	300,000	205,164
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	504,000	471,332
5.25% 6/15/46	588,000	457,524
Viatris, Inc.:
2.7% 6/22/30	1,780,000	1,411,134
4% 6/22/50	980,000	632,117
Wyeth LLC 5.95% 4/1/37	1,000,000	1,072,138
Zoetis, Inc.:
3.95% 9/12/47	356,000	285,535
4.7% 2/1/43	3,132,000	2,824,970
		141,863,552
TOTAL HEALTH CARE		500,558,188
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
3.375% 5/15/23	1,693,000	1,686,239
3.75% 5/15/28	1,676,000	1,593,387
4.25% 4/1/40	2,170,000	1,969,413
4.25% 4/1/50	900,000	803,314
L3Harris Technologies, Inc.:
3.85% 12/15/26	1,330,000	1,270,548
4.4% 6/15/28	5,400,000	5,212,845
Lockheed Martin Corp.:
3.55% 1/15/26	7,985,000	7,715,490
4.09% 9/15/52	2,704,000	2,322,181
4.7% 5/15/46	2,189,000	2,068,656
5.9% 11/15/63	2,000,000	2,207,845
Northrop Grumman Corp.:
3.25% 1/15/28	1,497,000	1,382,134
3.85% 4/15/45	335,000	265,753
4.03% 10/15/47	1,456,000	1,203,942
4.4% 5/1/30	2,958,000	2,825,082
4.75% 6/1/43	1,713,000	1,567,314
Raytheon Technologies Corp.:
1.9% 9/1/31	6,600,000	5,159,567
3.15% 12/15/24	1,586,000	1,527,058
3.65% 8/16/23	480,000	476,019
3.75% 11/1/46	186,000	146,439
4.05% 5/4/47	1,448,000	1,203,942
4.35% 4/15/47	1,176,000	1,024,168
4.45% 11/16/38	3,300,000	2,984,942
4.5% 6/1/42	1,315,000	1,182,046
4.625% 11/16/48	1,247,000	1,131,664
4.875% 10/15/40	178,000	166,158
5.4% 5/1/35	1,060,000	1,058,881
5.7% 4/15/40	1,356,000	1,386,578
The Boeing Co.:
2.7% 2/1/27	7,286,000	6,599,707
2.95% 2/1/30	1,666,000	1,418,320
3.65% 3/1/47	492,000	339,844
5.15% 5/1/30	8,470,000	8,196,133
5.705% 5/1/40	10,164,000	9,676,319
5.805% 5/1/50	4,000,000	3,804,905
5.93% 5/1/60	3,100,000	2,894,839
6.875% 3/15/39	588,000	628,612
		85,100,284
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.25% 5/15/41	2,300,000	1,656,581
3.9% 2/1/35	1,052,000	899,626
4.25% 5/15/30	1,866,000	1,750,329
4.4% 1/15/47	1,425,000	1,166,779
4.55% 4/1/46	267,000	220,849
4.95% 10/17/48	2,731,000	2,421,762
5.25% 5/15/50	2,143,000	1,988,037
United Parcel Service, Inc.:
2.4% 11/15/26	1,336,000	1,228,358
3.4% 11/15/46	473,000	361,403
3.75% 11/15/47	1,102,000	906,747
4.45% 4/1/30	1,840,000	1,800,037
5.3% 4/1/50	2,145,000	2,215,604
6.2% 1/15/38	1,645,000	1,818,842
		18,434,954
Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	2,724,928	2,245,445
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	1,000,105	892,050
Southwest Airlines Co. 5.25% 5/4/25	7,660,000	7,628,283
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	85,713	77,976
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	2,604,600	2,524,641
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	1,195,991	1,062,435
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	462,038	444,990
		14,875,820
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	2,700,000	2,535,799
2.493% 2/15/27	2,000,000	1,802,624
2.722% 2/15/30	3,000,000	2,531,575
3.377% 4/5/40	2,702,000	2,020,907
3.577% 4/5/50	2,550,000	1,836,270
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75% 9/15/30	6,320,000	5,054,016
Masco Corp.:
2% 2/15/31	2,500,000	1,935,352
3.125% 2/15/51	1,200,000	760,563
Owens Corning 4.3% 7/15/47	1,600,000	1,277,692
		19,754,798
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.75% 2/15/32	2,300,000	1,761,999
2.9% 7/1/26	7,752,000	7,208,496
3.2% 3/15/25	1,509,000	1,444,893
3.95% 5/15/28	1,872,000	1,773,021
Waste Management, Inc.:
2.4% 5/15/23	945,000	939,222
2.5% 11/15/50	3,280,000	2,056,216
4.15% 7/15/49	462,000	402,641
		15,586,488
Electrical Equipment - 0.0%
Eaton Corp.:
4% 11/2/32	2,939,000	2,692,374
4.15% 3/15/33	1,000,000	921,345
4.15% 11/2/42	339,000	288,692
		3,902,411
Industrial Conglomerates - 0.1%
3M Co.:
2% 2/14/25	4,092,000	3,845,607
2.875% 10/15/27	12,000	10,919
3.05% 4/15/30	8,000,000	6,996,158
3.125% 9/19/46	492,000	336,166
3.25% 8/26/49	108,000	75,086
General Electric Co.:
4.35% 5/1/50	2,400,000	2,018,190
4.5% 3/11/44	5,413,000	4,698,451
Honeywell International, Inc.:
1.35% 6/1/25	1,800,000	1,661,280
1.95% 6/1/30	100,000	82,675
2.5% 11/1/26	1,276,000	1,178,956
2.8% 6/1/50	2,800,000	2,021,779
3.812% 11/21/47	249,000	208,170
5% 2/15/33	2,000,000	2,020,820
		25,154,257
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	3,800,000	3,705,749
1.7% 1/8/27	5,500,000	4,956,006
2.4% 8/9/26	508,000	467,586
3.45% 5/15/23	2,496,000	2,488,060
3.6% 8/12/27	2,000,000	1,909,329
Caterpillar, Inc.:
2.6% 4/9/30	4,000,000	3,486,664
3.25% 9/19/49	1,973,000	1,504,083
3.803% 8/15/42	445,000	379,541
5.3% 9/15/35	1,247,000	1,259,997
Cummins, Inc. 1.5% 9/1/30	3,890,000	3,077,716
Deere & Co.:
2.875% 9/7/49	2,470,000	1,786,123
5.375% 10/16/29	1,278,000	1,324,649
Illinois Tool Works, Inc. 3.9% 9/1/42	2,300,000	1,987,255
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	2,557,000	2,354,564
4.65% 11/1/44	1,069,000	915,829
Otis Worldwide Corp.:
2.293% 4/5/27	1,400,000	1,257,507
2.565% 2/15/30	3,000,000	2,527,772
3.362% 2/15/50	400,000	283,862
Parker Hannifin Corp.:
2.7% 6/14/24	12,440,000	12,006,695
3.25% 3/1/27	1,007,000	936,170
4.1% 3/1/47	1,009,000	835,930
Stanley Black & Decker, Inc. 2.3% 3/15/30	6,550,000	5,326,690
		54,777,777
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	1,247,000	1,175,724
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	499,000	498,606
3.25% 6/15/27	36,000	33,998
3.85% 9/1/23	80,000	79,459
3.9% 8/1/46	827,000	668,154
4.05% 6/15/48	3,755,000	3,144,777
4.125% 6/15/47	508,000	432,940
4.15% 4/1/45	303,000	257,847
4.375% 9/1/42	802,000	715,327
4.55% 9/1/44	535,000	483,417
4.7% 9/1/45	418,000	384,368
4.9% 4/1/44	713,000	670,689
5.15% 9/1/43	2,203,000	2,160,121
5.75% 5/1/40	1,100,000	1,144,528
Canadian National Railway Co.:
2.45% 5/1/50	1,500,000	918,249
3.2% 8/2/46	588,000	431,392
3.65% 2/3/48	1,127,000	903,725
4.4% 8/5/52	1,400,000	1,248,261
Canadian Pacific Railway Co.:
1.75% 12/2/26	8,000,000	7,084,605
2.45% 12/2/31	3,800,000	3,164,479
3.1% 12/2/51	1,800,000	1,228,422
4.8% 8/1/45	1,500,000	1,357,131
CSX Corp.:
2.5% 5/15/51	85,000	52,199
3.25% 6/1/27	91,000	84,857
3.35% 11/1/25	4,900,000	4,677,951
3.4% 8/1/24	225,000	218,962
3.8% 11/1/46	1,019,000	800,456
3.95% 5/1/50	637,000	507,079
4.1% 11/15/32	5,000,000	4,607,788
4.1% 3/15/44	1,207,000	1,012,708
4.25% 3/15/29	3,300,000	3,131,200
4.3% 3/1/48	1,600,000	1,361,241
4.5% 3/15/49	1,729,000	1,510,753
4.75% 11/15/48	1,032,000	931,728
Kansas City Southern 3.5% 5/1/50	2,100,000	1,528,438
Norfolk Southern Corp.:
2.3% 5/15/31	1,000,000	809,940
3.65% 8/1/25	2,139,000	2,053,018
3.8% 8/1/28	1,740,000	1,625,307
3.95% 10/1/42	339,000	278,635
4.05% 8/15/52	1,234,000	981,363
4.1% 5/15/21	1,000,000	683,272
4.15% 2/28/48	4,436,000	3,619,412
4.65% 1/15/46	582,000	512,131
Union Pacific Corp.:
2.15% 2/5/27	1,800,000	1,627,299
2.75% 3/1/26	1,187,000	1,112,621
2.891% 4/6/36	7,001,000	5,513,200
2.973% 9/16/62	1,700,000	1,066,722
3% 4/15/27	891,000	829,372
3.25% 2/5/50	2,100,000	1,514,707
3.5% 6/8/23	2,000,000	1,990,418
3.6% 9/15/37	588,000	495,751
3.646% 2/15/24	2,975,000	2,925,916
3.799% 10/1/51	499,000	396,907
3.799% 4/6/71	2,083,000	1,523,406
3.839% 3/20/60	2,844,000	2,168,718
4.95% 5/15/53	1,200,000	1,148,380
		80,312,350
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.125% 12/1/30	1,120,000	920,857
3.375% 7/1/25	2,000,000	1,885,784
3.625% 12/1/27	4,145,000	3,767,998
3.75% 6/1/26	3,707,000	3,482,802
		10,057,441
TOTAL INDUSTRIALS		329,132,304
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.2% 9/20/23	39,000	38,392
2.5% 9/20/26	91,000	84,217
3.5% 6/15/25	761,000	737,633
5.9% 2/15/39	4,673,000	5,111,910
Motorola Solutions, Inc. 5.5% 9/1/44	1,400,000	1,284,872
		7,257,024
Electronic Equipment & Components - 0.1%
Corning, Inc.:
3.9% 11/15/49	3,700,000	2,788,216
4.75% 3/15/42	891,000	812,688
5.35% 11/15/48	1,000,000	957,673
Dell International LLC/EMC Corp.:
5.3% 10/1/29	6,046,000	5,841,668
8.1% 7/15/36	3,200,000	3,576,000
8.35% 7/15/46	1,049,000	1,190,824
Tyco Electronics Group SA:
3.45% 8/1/24	651,000	633,050
7.125% 10/1/37	441,000	502,253
Vontier Corp. 1.8% 4/1/26	1,300,000	1,130,701
		17,433,073
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	5,500,000	4,884,532
Fidelity National Information Services, Inc.:
1.15% 3/1/26	5,023,000	4,404,361
2.25% 3/1/31	4,000,000	3,146,515
Fiserv, Inc.:
2.75% 7/1/24	10,000	9,628
3.5% 7/1/29	2,799,000	2,502,816
4.4% 7/1/49	2,682,000	2,168,391
Global Payments, Inc.:
1.2% 3/1/26	7,100,000	6,206,588
2.9% 5/15/30	4,600,000	3,785,318
4.8% 4/1/26	1,000,000	973,550
5.4% 8/15/32	1,800,000	1,720,468
IBM Corp.:
1.95% 5/15/30	2,400,000	1,934,573
2.95% 5/15/50	1,500,000	975,598
3% 5/15/24	2,333,000	2,268,108
3.5% 5/15/29	111,000	101,232
3.625% 2/12/24	11,102,000	10,909,088
4% 6/20/42	1,000,000	817,569
4.15% 7/27/27	7,000,000	6,765,080
4.15% 5/15/39	353,000	299,341
4.25% 5/15/49	4,581,000	3,786,675
4.7% 2/19/46	882,000	771,165
4.9% 7/27/52	1,000,000	899,647
MasterCard, Inc.:
3.3% 3/26/27	1,600,000	1,512,972
3.8% 11/21/46	677,000	561,729
3.85% 3/26/50	4,600,000	3,874,370
PayPal Holdings, Inc.:
1.65% 6/1/25	4,300,000	3,984,878
2.3% 6/1/30	2,800,000	2,308,927
2.4% 10/1/24	1,000,000	957,346
2.85% 10/1/29	3,160,000	2,742,739
5.25% 6/1/62	1,400,000	1,281,797
The Western Union Co. 2.85% 1/10/25	2,130,000	2,022,978
Visa, Inc.:
1.9% 4/15/27	5,100,000	4,573,896
2.05% 4/15/30	13,400,000	11,324,870
2.7% 4/15/40	1,000,000	749,174
2.75% 9/15/27	2,125,000	1,964,202
3.15% 12/14/25	1,606,000	1,532,970
4.3% 12/14/45	2,719,000	2,454,010
		101,177,101
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.:
2.8% 10/1/41	3,500,000	2,538,892
3.5% 12/5/26	1,500,000	1,423,483
Applied Materials, Inc.:
2.75% 6/1/50	1,200,000	817,940
4.35% 4/1/47	2,303,000	2,067,551
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	2,347,000	2,144,182
3.875% 1/15/27	3,047,000	2,873,757
Broadcom, Inc.:
2.45% 2/15/31 (c)	3,200,000	2,535,647
2.6% 2/15/33 (c)	3,600,000	2,720,816
3.15% 11/15/25	4,600,000	4,331,917
3.419% 4/15/33 (c)	2,500,000	2,012,744
3.459% 9/15/26	3,250,000	3,037,825
3.469% 4/15/34 (c)	3,397,000	2,688,626
3.75% 2/15/51 (c)	3,200,000	2,230,478
4.3% 11/15/32	1,700,000	1,506,541
4.75% 4/15/29	3,167,000	3,029,136
5% 4/15/30	4,750,000	4,560,051
Intel Corp.:
3.05% 8/12/51	1,100,000	704,835
3.25% 11/15/49	2,050,000	1,368,624
3.734% 12/8/47	583,000	430,859
3.75% 8/5/27	1,400,000	1,331,430
3.9% 3/25/30	4,700,000	4,334,375
4.1% 5/19/46	1,247,000	1,003,865
4.1% 5/11/47	428,000	343,134
4.6% 3/25/40	1,869,000	1,678,174
4.75% 3/25/50	4,291,000	3,715,584
4.875% 2/10/28	3,000,000	2,956,170
4.95% 3/25/60	1,000,000	875,939
5.05% 8/5/62	1,500,000	1,313,376
5.2% 2/10/33	2,360,000	2,315,892
5.7% 2/10/53	2,210,000	2,159,558
Lam Research Corp. 2.875% 6/15/50	2,800,000	1,868,045
Micron Technology, Inc.:
3.477% 11/1/51	1,500,000	936,912
5.327% 2/6/29	2,750,000	2,686,345
NVIDIA Corp.:
0.584% 6/14/24	2,000,000	1,885,643
2% 6/15/31	1,200,000	970,282
2.85% 4/1/30	88,000	77,543
3.5% 4/1/50	2,300,000	1,783,618
NXP BV/NXP Funding LLC 5.55% 12/1/28	1,300,000	1,297,563
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	2,200,000	1,716,880
3.25% 5/11/41	1,700,000	1,175,444
4.3% 6/18/29	4,080,000	3,748,500
Qualcomm, Inc.:
1.65% 5/20/32	4,500,000	3,444,949
3.25% 5/20/27	20,000	18,811
4.3% 5/20/47	1,800,000	1,573,747
4.65% 5/20/35	1,200,000	1,163,701
4.8% 5/20/45	2,790,000	2,644,091
5.4% 5/20/33	2,200,000	2,268,560
Texas Instruments, Inc.:
2.9% 11/3/27	2,000,000	1,850,505
4.15% 5/15/48	1,613,000	1,430,915
4.6% 2/15/28	5,000,000	4,965,681
		102,559,136
Software - 0.6%
Microsoft Corp.:
2.525% 6/1/50	4,290,000	2,864,860
2.675% 6/1/60	1,815,000	1,176,090
2.7% 2/12/25	61,000	58,671
2.875% 2/6/24	80,000	78,264
2.921% 3/17/52	15,678,000	11,279,222
3.041% 3/17/62	736,000	515,530
3.3% 2/6/27	2,000,000	1,910,811
3.45% 8/8/36	518,000	453,740
3.625% 12/15/23	3,761,000	3,719,337
4.1% 2/6/37	2,900,000	2,720,046
4.2% 11/3/35	3,800,000	3,643,354
Oracle Corp.:
2.5% 4/1/25	3,370,000	3,177,331
2.65% 7/15/26	1,604,000	1,465,688
2.8% 4/1/27	17,700,000	16,054,501
2.875% 3/25/31	5,200,000	4,311,149
3.4% 7/8/24	842,000	819,480
3.6% 4/1/50	500,000	338,640
3.85% 7/15/36	1,805,000	1,468,809
3.85% 4/1/60	3,600,000	2,399,555
3.9% 5/15/35	3,200,000	2,657,418
3.95% 3/25/51	5,200,000	3,735,072
4% 7/15/46	1,746,000	1,274,621
4% 11/15/47	4,491,000	3,283,848
4.1% 3/25/61	1,520,000	1,056,909
4.125% 5/15/45	535,000	402,467
4.3% 7/8/34	1,691,000	1,484,784
4.375% 5/15/55	2,781,000	2,109,513
5.375% 7/15/40	8,098,000	7,417,653
6.25% 11/9/32	4,100,000	4,266,905
Roper Technologies, Inc.:
1% 9/15/25	1,810,000	1,630,597
1.4% 9/15/27	144,000	122,135
1.75% 2/15/31	1,860,000	1,434,415
2% 6/30/30	3,360,000	2,705,687
3.8% 12/15/26	1,515,000	1,440,836
Salesforce.com, Inc. 2.9% 7/15/51	4,300,000	2,892,772
VMware, Inc.:
1% 8/15/24	7,800,000	7,287,983
1.4% 8/15/26	8,200,000	7,081,708
		110,740,401
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
0.7% 2/8/26	700,000	621,178
1.125% 5/11/25	2,000,000	1,847,084
1.7% 8/5/31	2,700,000	2,148,593
2.2% 9/11/29	6,000,000	5,154,939
2.375% 2/8/41	5,500,000	3,888,431
2.45% 8/4/26	3,672,000	3,399,096
2.55% 8/20/60	3,400,000	2,108,448
2.85% 8/5/61	2,700,000	1,754,084
2.9% 9/12/27	2,004,000	1,863,152
2.95% 9/11/49	2,630,000	1,892,051
3% 11/13/27	1,782,000	1,659,851
3.2% 5/13/25	1,870,000	1,806,175
3.2% 5/11/27	8,593,000	8,119,357
3.75% 11/13/47	1,243,000	1,038,471
3.85% 5/4/43	4,217,000	3,626,350
4.1% 8/8/62	1,600,000	1,355,275
4.25% 2/9/47	445,000	406,239
4.375% 5/13/45	836,000	767,766
4.5% 2/23/36	1,651,000	1,618,110
4.65% 2/23/46	4,507,000	4,291,108
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	1,737,000	1,722,451
6.2% 10/15/35 (b)	776,000	799,866
6.35% 10/15/45 (b)	1,669,000	1,645,299
HP, Inc.:
2.2% 6/17/25	2,800,000	2,615,306
3.4% 6/17/30	2,820,000	2,406,820
6% 9/15/41	1,367,000	1,337,580
		59,893,080
TOTAL INFORMATION TECHNOLOGY		399,059,815
MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	1,500,000	1,368,371
2.7% 5/15/40	1,561,000	1,152,673
Celanese U.S. Holdings LLC:
6.165% 7/15/27	2,200,000	2,183,695
6.379% 7/15/32	2,600,000	2,522,651
CF Industries Holdings, Inc. 5.375% 3/15/44	2,000,000	1,764,306
DuPont de Nemours, Inc.:
4.725% 11/15/28	1,056,000	1,038,804
5.319% 11/15/38	3,700,000	3,590,906
5.419% 11/15/48	1,000,000	957,922
Eastman Chemical Co.:
4.5% 12/1/28	2,700,000	2,579,686
4.65% 10/15/44	535,000	446,862
Ecolab, Inc.:
0.9% 12/15/23	2,000,000	1,933,415
2.7% 11/1/26	1,176,000	1,084,526
2.75% 8/18/55	73,000	44,970
3.95% 12/1/47	593,000	490,814
4.8% 3/24/30	1,745,000	1,724,278
International Flavors & Fragrances, Inc. 5% 9/26/48	1,500,000	1,241,466
Linde, Inc./Connecticut:
3.2% 1/30/26	1,130,000	1,087,363
3.55% 11/7/42	856,000	687,506
LYB International Finance BV 4.875% 3/15/44	1,043,000	883,230
LYB International Finance II BV 3.5% 3/2/27	4,361,000	4,067,914
LYB International Finance III LLC:
3.375% 10/1/40	2,000,000	1,436,123
4.2% 10/15/49	1,500,000	1,129,118
LyondellBasell Industries NV 4.625% 2/26/55	667,000	531,182
Nutrien Ltd.:
2.95% 5/13/30	2,600,000	2,219,051
4% 12/15/26	2,032,000	1,952,199
5% 4/1/49	1,605,000	1,447,143
5.25% 1/15/45	624,000	574,881
5.625% 12/1/40	321,000	310,904
PPG Industries, Inc. 1.2% 3/15/26	3,600,000	3,185,748
Sherwin-Williams Co.:
3.45% 6/1/27	6,613,000	6,196,431
4.05% 8/8/24	1,100,000	1,078,076
4.5% 6/1/47	1,520,000	1,273,603
The Dow Chemical Co.:
2.1% 11/15/30	4,695,000	3,790,527
3.6% 11/15/50	283,000	203,981
4.25% 10/1/34	1,300,000	1,157,426
4.375% 11/15/42	869,000	731,481
4.8% 11/30/28	1,524,000	1,495,306
4.8% 5/15/49	1,277,000	1,092,475
9.4% 5/15/39	535,000	706,858
The Mosaic Co.:
4.05% 11/15/27	2,727,000	2,581,327
4.25% 11/15/23	1,941,000	1,926,253
5.625% 11/15/43	668,000	630,156
Westlake Corp.:
3.6% 8/15/26	10,080,000	9,484,492
5% 8/15/46	356,000	299,194
		76,285,293
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
3.2% 7/15/51	1,000,000	680,394
4.25% 12/15/47	1,400,000	1,150,750
		1,831,144
Containers & Packaging - 0.1%
International Paper Co.:
4.4% 8/15/47	854,000	722,557
5% 9/15/35	2,600,000	2,459,975
5.15% 5/15/46	2,281,000	2,083,382
WRKCo, Inc. 3% 6/15/33	2,820,000	2,274,905
		7,540,819
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	802,000	769,792
Barrick North America Finance LLC 5.7% 5/30/41	2,354,000	2,344,509
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	1,000,000	1,030,720
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	3,615,000	3,506,420
Freeport-McMoRan, Inc.:
4.375% 8/1/28	5,673,000	5,265,753
4.625% 8/1/30	2,300,000	2,138,851
Newmont Corp.:
2.25% 10/1/30	1,100,000	885,765
5.45% 6/9/44	1,141,000	1,096,054
6.25% 10/1/39	2,100,000	2,200,271
Nucor Corp.:
2.979% 12/15/55	2,013,000	1,300,637
4.3% 5/23/27	1,800,000	1,744,371
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	3,917,000	3,907,411
7.125% 7/15/28	2,166,000	2,376,682
Southern Copper Corp.:
3.875% 4/23/25	2,654,000	2,555,006
5.25% 11/8/42	1,029,000	958,050
5.875% 4/23/45	3,010,000	3,024,674
Vale Overseas Ltd.:
3.75% 7/8/30	4,600,000	3,983,370
6.875% 11/21/36	1,700,000	1,743,010
Vale SA 5.625% 9/11/42	1,176,000	1,132,488
		41,963,834
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	3,800,000	3,173,713
6% 1/15/29	1,400,000	1,370,950
		4,544,663
TOTAL MATERIALS		132,165,753
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	2,000,000	1,530,083
3% 5/18/51	2,250,000	1,449,348
4.85% 4/15/49	2,300,000	2,004,040
American Tower Corp.:
1.3% 9/15/25	900,000	809,170
2.1% 6/15/30	1,500,000	1,187,457
3.1% 6/15/50	1,500,000	933,117
3.55% 7/15/27	4,824,000	4,458,819
3.6% 1/15/28	511,000	467,707
3.8% 8/15/29	5,241,000	4,724,579
AvalonBay Communities, Inc.:
2.45% 1/15/31	2,000,000	1,661,852
2.95% 5/11/26	4,800,000	4,479,823
3.45% 6/1/25	8,100,000	7,774,369
Boston Properties, Inc.:
2.75% 10/1/26	1,247,000	1,125,451
2.9% 3/15/30	396,000	325,071
3.125% 9/1/23	339,000	334,186
3.4% 6/21/29	3,600,000	3,089,495
3.8% 2/1/24	1,628,000	1,599,471
4.5% 12/1/28	2,800,000	2,598,379
Corporate Office Properties LP 2.75% 4/15/31	1,100,000	828,212
Crown Castle International Corp.:
2.25% 1/15/31	3,900,000	3,120,219
3.65% 9/1/27	3,123,000	2,905,338
3.8% 2/15/28	3,000,000	2,786,105
4.3% 2/15/29	2,100,000	1,974,258
4.45% 2/15/26	2,000,000	1,944,623
EPR Properties:
4.5% 4/1/25	1,000,000	958,367
4.5% 6/1/27	2,000,000	1,778,981
Equinix, Inc.:
1.45% 5/15/26	4,119,000	3,634,480
2.5% 5/15/31	3,600,000	2,882,658
ERP Operating LP:
1.85% 8/1/31	3,100,000	2,436,112
3.25% 8/1/27	2,314,000	2,140,961
Healthpeak Properties, Inc.:
2.875% 1/15/31	3,150,000	2,655,385
3% 1/15/30	3,700,000	3,185,096
3.4% 2/1/25	87,000	83,812
Kilroy Realty LP 3.05% 2/15/30	3,200,000	2,553,411
Kimco Realty Op LLC:
1.9% 3/1/28	3,000,000	2,532,235
3.8% 4/1/27	713,000	668,837
4.125% 12/1/46	1,782,000	1,331,123
4.45% 9/1/47	924,000	740,814
National Retail Properties, Inc. 3% 4/15/52	2,400,000	1,486,236
Office Properties Income Trust 3.45% 10/15/31	1,100,000	734,233
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	1,000,000	788,017
4.375% 8/1/23	294,000	292,281
4.5% 1/15/25	1,428,000	1,392,770
4.5% 4/1/27	3,693,000	3,486,871
Prologis LP:
1.25% 10/15/30	6,800,000	5,214,571
1.75% 2/1/31	4,700,000	3,709,530
2.25% 4/15/30	2,159,000	1,805,632
3.25% 10/1/26	831,000	783,044
Realty Income Corp.:
2.85% 12/15/32	2,610,000	2,143,764
3.25% 1/15/31	5,250,000	4,575,934
Regency Centers LP 3.7% 6/15/30	2,020,000	1,786,710
Simon Property Group LP:
2.2% 2/1/31	1,700,000	1,357,868
2.45% 9/13/29	2,340,000	1,959,901
3.25% 9/13/49	420,000	290,397
3.3% 1/15/26	5,700,000	5,407,472
3.375% 10/1/24	1,600,000	1,550,277
3.375% 12/1/27	4,210,000	3,888,752
3.8% 7/15/50	2,369,000	1,779,819
UDR, Inc. 2.1% 6/15/33	3,800,000	2,769,772
Ventas Realty LP:
3.25% 10/15/26	624,000	574,677
3.85% 4/1/27	1,693,000	1,601,939
4% 3/1/28	3,744,000	3,458,664
4.125% 1/15/26	258,000	248,332
4.375% 2/1/45	535,000	428,374
4.875% 4/15/49	1,000,000	850,511
VICI Properties LP:
4.375% 5/15/25	1,100,000	1,058,629
4.75% 2/15/28	2,000,000	1,886,660
5.125% 5/15/32	2,000,000	1,855,700
Vornado Realty LP 3.5% 1/15/25	1,000,000	942,922
Welltower Op:
4% 6/1/25	2,257,000	2,181,710
4.95% 9/1/48	1,782,000	1,516,797
Weyerhaeuser Co. 4% 4/15/30	2,460,000	2,236,267
		147,738,477
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 7.55% 3/15/28	1,000,000	980,428
CBRE Group, Inc. 4.875% 3/1/26	1,016,000	994,128
Digital Realty Trust LP 3.7% 8/15/27	1,425,000	1,319,554
Essex Portfolio LP 2.65% 3/15/32	4,300,000	3,412,602
Mid-America Apartments LP:
1.7% 2/15/31	2,100,000	1,639,466
3.95% 3/15/29	1,700,000	1,596,745
Tanger Properties LP 3.875% 7/15/27	1,105,000	1,014,699
		10,957,622
TOTAL REAL ESTATE		158,696,099
UTILITIES - 2.0%
Electric Utilities - 1.5%
AEP Texas, Inc. 3.45% 5/15/51	1,500,000	1,067,655
AEP Transmission Co. LLC 2.75% 8/15/51	3,000,000	1,926,401
Alabama Power Co.:
3.7% 12/1/47	1,049,000	806,685
3.75% 9/1/27	2,000,000	1,906,652
3.75% 3/1/45	178,000	137,564
4.15% 8/15/44	829,000	685,859
4.3% 7/15/48	1,048,000	883,127
5.2% 6/1/41	686,000	647,627
6% 3/1/39	1,800,000	1,892,233
American Electric Power Co., Inc.:
3.25% 3/1/50	2,003,000	1,345,035
4.3% 12/1/28	3,117,000	2,965,192
Appalachian Power Co.:
4.45% 6/1/45	1,069,000	892,930
4.5% 8/1/32	2,000,000	1,866,834
Arizona Public Service Co. 3.35% 5/15/50	2,900,000	1,971,165
Baltimore Gas & Electric Co.:
2.9% 6/15/50	2,000,000	1,336,516
3.35% 7/1/23	508,000	504,475
3.5% 8/15/46	445,000	334,667
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	3,700,000	2,733,759
3.55% 8/1/42	339,000	267,618
4.45% 10/1/32	2,000,000	1,917,724
Cincinnati Gas & Electric Co. 4.3% 2/1/49	2,109,000	1,730,219
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,009,000	946,846
Commonwealth Edison Co.:
2.75% 9/1/51	3,000,000	1,912,304
3.1% 11/1/24	1,782,000	1,719,390
3.2% 11/15/49	1,000,000	707,730
3.65% 6/15/46	510,000	389,747
3.7% 3/1/45	553,000	429,213
3.75% 8/15/47	1,096,000	858,846
4% 3/1/48	1,217,000	998,045
4% 3/1/49	84,000	68,294
Connecticut Light & Power Co. 5.25% 1/15/53	1,400,000	1,399,393
Dominion Energy South Carolina 6.05% 1/15/38	2,800,000	3,002,361
DTE Electric Co.:
4.05% 5/15/48	1,570,000	1,312,739
5.4% 4/1/53	2,100,000	2,117,318
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,069,000	995,214
3.75% 6/1/45	356,000	277,445
3.875% 3/15/46	696,000	544,400
3.95% 3/15/48	1,100,000	882,949
4% 9/30/42	668,000	549,405
5.35% 1/15/53	3,000,000	2,956,418
6.05% 4/15/38	111,000	118,126
Duke Energy Corp.:
2.45% 6/1/30	1,300,000	1,067,739
2.65% 9/1/26	2,379,000	2,172,532
3.3% 6/15/41	4,630,000	3,358,370
3.75% 4/15/24	9,869,000	9,684,944
3.75% 9/1/46	1,627,000	1,199,498
3.95% 10/15/23	435,000	430,561
3.95% 8/15/47	1,420,000	1,074,292
4.8% 12/15/45	2,998,000	2,629,446
Duke Energy Florida LLC:
3.4% 10/1/46	445,000	318,253
5.95% 11/15/52	2,800,000	2,986,090
Duke Energy Industries, Inc. 3.25% 10/1/49	3,100,000	2,198,586
Duke Energy Progress LLC:
4.1% 3/15/43	1,300,000	1,083,264
4.15% 12/1/44	321,000	266,228
4.375% 3/30/44	356,000	305,652
Edison International:
2.95% 3/15/23	260,000	259,718
5.75% 6/15/27	7,890,000	7,924,389
Entergy Corp.:
0.9% 9/15/25	3,200,000	2,845,138
2.8% 6/15/30	1,211,000	1,014,689
2.95% 9/1/26	837,000	769,407
3.75% 6/15/50	3,400,000	2,500,076
Entergy Louisiana LLC:
2.35% 6/15/32	1,000,000	793,422
4% 3/15/33	2,277,000	2,050,695
Entergy Mississippi LLC 3.85% 6/1/49	1,000,000	770,760
Entergy, Inc. 3.55% 9/30/49	1,300,000	943,784
Eversource Energy:
2.55% 3/15/31	5,000,000	4,087,768
2.9% 10/1/24	1,524,000	1,464,514
3.35% 3/15/26	1,178,000	1,106,038
3.45% 1/15/50	1,000,000	721,610
Exelon Corp.:
3.4% 4/15/26	2,000,000	1,885,295
3.95% 6/15/25	3,502,000	3,389,893
4.45% 4/15/46	1,100,000	917,934
5.1% 6/15/45	196,000	180,377
5.3% 3/15/33	2,000,000	1,974,904
FirstEnergy Corp.:
2.25% 9/1/30	1,950,000	1,555,125
5.1% 7/15/47	1,969,000	1,756,683
Florida Power & Light Co.:
2.85% 4/1/25	3,700,000	3,542,194
2.875% 12/4/51	2,600,000	1,732,863
3.125% 12/1/25	909,000	864,438
3.15% 10/1/49	252,000	178,642
3.25% 6/1/24	842,000	820,253
3.7% 12/1/47	1,100,000	870,713
4.05% 10/1/44	3,466,000	2,918,632
4.125% 6/1/48	2,192,000	1,850,755
Georgia Power Co.:
3.25% 3/30/27	2,245,000	2,072,069
4.3% 3/15/42	2,000,000	1,679,617
5.125% 5/15/52	1,600,000	1,493,734
Indiana Michigan Power Co.:
3.2% 3/15/23	495,000	494,635
3.25% 5/1/51	1,500,000	1,039,049
Interstate Power and Light Co. 2.3% 6/1/30	2,510,000	2,054,629
Kentucky Utilities Co. 5.125% 11/1/40	1,730,000	1,650,841
MidAmerican Energy Co. 3.65% 8/1/48	4,102,000	3,181,276
Nevada Power Co. 5.9% 5/1/53	1,200,000	1,288,897
NextEra Energy Capital Holdings, Inc.:
2.25% 6/1/30	1,301,000	1,052,506
2.75% 11/1/29	8,382,000	7,138,587
3.5% 4/1/29	3,900,000	3,525,465
4.625% 7/15/27	2,000,000	1,943,758
4.9% 2/28/28	2,100,000	2,074,969
Northern States Power Co.:
2.6% 6/1/51	1,000,000	641,876
3.4% 8/15/42	356,000	277,153
4.125% 5/15/44	802,000	684,060
NSTAR Electric Co.:
3.2% 5/15/27	1,364,000	1,271,156
4.95% 9/15/52	1,000,000	955,006
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	6,243,000	5,572,849
3.1% 9/15/49	971,000	682,448
3.8% 9/30/47	2,700,000	2,197,727
4.1% 11/15/48	1,000,000	849,821
4.55% 9/15/32	1,100,000	1,061,242
Pacific Gas & Electric Co.:
2.5% 2/1/31	4,200,000	3,273,201
3.25% 6/1/31	1,000,000	815,981
3.3% 8/1/40	2,850,000	1,927,544
3.45% 7/1/25	1,000,000	939,604
4% 12/1/46	2,822,000	1,923,336
4.3% 3/15/45	5,099,000	3,676,800
4.55% 7/1/30	4,496,000	4,059,982
6.75% 1/15/53	2,700,000	2,683,449
PacifiCorp:
2.9% 6/15/52	1,700,000	1,126,755
3.6% 4/1/24	713,000	699,708
4.125% 1/15/49	2,399,000	1,989,083
6% 1/15/39	1,104,000	1,152,608
6.25% 10/15/37	1,100,000	1,183,080
PECO Energy Co. 3.9% 3/1/48	2,900,000	2,374,795
PG&E Wildfire Recovery:
5.099% 6/1/54	1,900,000	1,919,974
5.212% 12/1/49	3,600,000	3,584,332
Potomac Electric Power Co. 6.5% 11/15/37	678,000	743,428
PPL Capital Funding, Inc. 3.1% 5/15/26	1,425,000	1,332,864
PPL Electric Utilities Corp.:
3% 10/1/49	2,479,000	1,725,308
4.15% 10/1/45	624,000	521,365
Progress Energy, Inc. 6% 12/1/39	926,000	930,714
Public Service Co. of Colorado:
2.9% 5/15/25	1,961,000	1,856,506
3.8% 6/15/47	825,000	659,660
4.5% 6/1/52	2,300,000	2,050,547
6.25% 9/1/37	1,000,000	1,082,504
Public Service Co. of Oklahoma 2.2% 8/15/31	1,500,000	1,192,407
Public Service Electric & Gas Co.:
2.45% 1/15/30	1,700,000	1,457,404
3.1% 3/15/32	2,200,000	1,915,309
3.15% 1/1/50	2,300,000	1,659,131
3.65% 9/1/42	504,000	405,551
4% 6/1/44	891,000	722,470
Puget Sound Energy, Inc. 4.3% 5/20/45	2,142,000	1,752,387
Southern California Edison Co.:
1.2% 2/1/26	2,000,000	1,772,713
2.25% 6/1/30	2,054,000	1,689,258
2.95% 2/1/51	4,900,000	3,152,524
4% 4/1/47	1,782,000	1,396,760
4.65% 10/1/43	1,805,000	1,568,797
5.85% 11/1/27	1,300,000	1,330,434
Southern Co.:
3.7% 4/30/30	5,713,000	5,145,369
4.4% 7/1/46	1,305,000	1,073,949
Southwestern Electric Power Co. 3.85% 2/1/48	1,600,000	1,208,081
Tampa Electric Co.:
4.45% 6/15/49	2,088,000	1,750,519
6.15% 5/15/37	1,116,000	1,145,890
Union Electric Co.:
3.9% 9/15/42	659,000	540,219
3.9% 4/1/52	1,200,000	962,050
Virginia Electric & Power Co.:
3.1% 5/15/25	713,000	679,633
3.45% 2/15/24	490,000	480,476
3.8% 4/1/28	2,657,000	2,506,257
3.8% 9/15/47	2,543,000	1,970,925
4.2% 5/15/45	2,128,000	1,734,629
4.45% 2/15/44	490,000	421,535
4.6% 12/1/48	3,452,000	2,985,590
6% 5/15/37	356,000	370,607
Wisconsin Electric Power Co.:
1.7% 6/15/28	80,000	67,985
4.25% 6/1/44	837,000	682,386
Xcel Energy, Inc.:
3.35% 12/1/26	535,000	499,582
3.4% 6/1/30	1,740,000	1,541,804
4% 6/15/28	13,000,000	12,296,117
		277,667,530
Gas Utilities - 0.1%
Atmos Energy Corp.:
4.125% 3/15/49	2,900,000	2,418,205
5.45% 10/15/32	1,000,000	1,033,477
Dominion Gas Holdings LLC 2.5% 11/15/24	2,000,000	1,908,178
ONE Gas, Inc. 4.658% 2/1/44	1,380,000	1,230,596
Piedmont Natural Gas Co., Inc. 3.5% 6/1/29	3,157,000	2,873,249
Southern California Gas Co.:
2.6% 6/15/26	2,358,000	2,177,820
6.35% 11/15/52	1,800,000	1,969,869
Southern Co. Gas Capital Corp.:
3.95% 10/1/46	1,409,000	1,057,359
5.875% 3/15/41	2,600,000	2,620,983
		17,289,736
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.639% 6/15/31	1,000,000	786,191
3.55% 6/15/26	1,000,000	938,740
4.75% 6/15/46	929,000	729,956
Exelon Generation Co. LLC:
3.25% 6/1/25	1,400,000	1,330,862
6.25% 10/1/39	1,242,000	1,277,900
The AES Corp. 1.375% 1/15/26	5,890,000	5,212,438
		10,276,087
Multi-Utilities - 0.3%
Ameren Corp. 3.5% 1/15/31	8,850,000	7,780,257
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	82,000	75,729
3.7% 7/15/30	788,000	724,269
3.8% 7/15/48	4,048,000	3,125,803
4.05% 4/15/25	1,958,000	1,915,208
4.5% 2/1/45	1,186,000	1,030,140
5.15% 11/15/43	1,679,000	1,587,347
CenterPoint Energy, Inc. 3.7% 9/1/49	1,420,000	1,074,807
CMS Energy Corp. 4.875% 3/1/44	891,000	801,049
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	510,000	397,132
3.95% 4/1/50	2,695,000	2,129,443
4.45% 3/15/44	1,425,000	1,209,963
4.5% 5/15/58	2,690,000	2,231,565
4.65% 12/1/48	1,866,000	1,640,402
5.5% 12/1/39	1,445,000	1,400,919
5.85% 3/15/36	2,800,000	2,845,702
Consumers Energy Co.:
2.5% 5/1/60	1,100,000	617,427
2.65% 8/15/52	1,000,000	635,470
4.35% 4/15/49	2,410,000	2,100,570
Delmarva Power & Light Co. 4% 6/1/42	713,000	565,255
Dominion Energy, Inc.:
3.9% 10/1/25	2,299,000	2,224,163
4.35% 8/15/32	2,000,000	1,845,423
4.85% 8/15/52	2,700,000	2,346,062
4.9% 8/1/41	356,000	313,243
DTE Energy Co.:
2.85% 10/1/26	1,069,000	981,074
3.8% 3/15/27	2,408,000	2,259,502
NiSource, Inc.:
0.95% 8/15/25	4,288,000	3,866,001
1.7% 2/15/31	3,300,000	2,515,431
2.95% 9/1/29	1,420,000	1,225,591
3.49% 5/15/27	1,364,000	1,274,209
3.95% 3/30/48	1,782,000	1,388,746
4.375% 5/15/47	852,000	712,119
4.8% 2/15/44	980,000	868,836
Puget Energy, Inc.:
3.65% 5/15/25	1,438,000	1,360,489
4.1% 6/15/30	2,600,000	2,334,419
San Diego Gas & Electric Co. 4.5% 8/15/40	1,378,000	1,244,689
Sempra Energy:
3.25% 6/15/27	1,087,000	1,002,520
4% 2/1/48	5,578,000	4,325,597
6% 10/15/39	178,000	180,326
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (b)(d)	753,000	643,228
		66,800,125
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	1,600,000	1,466,406
3.45% 5/1/50	1,200,000	887,584
3.75% 9/1/28	5,687,000	5,330,532
3.75% 9/1/47	3,254,000	2,536,624
		10,221,146
TOTAL UTILITIES		382,254,624
TOTAL NONCONVERTIBLE BONDS (Cost $5,618,726,306)		4,802,263,635

U.S. Government and Government Agency Obligations - 42.8%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.7%
Fannie Mae:
0.375% 8/25/25	8,339,000	7,498,317
0.5% 6/17/25	10,000,000	9,088,074
0.625% 4/22/25	6,300,000	5,769,011
0.75% 10/8/27	11,000,000	9,431,593
0.875% 8/5/30	9,584,000	7,603,886
1.625% 10/15/24	4,500,000	4,265,578
1.75% 7/2/24	5,641,000	5,396,027
1.875% 9/24/26	2,379,000	2,180,421
2.125% 4/24/26	713,000	663,857
2.625% 9/6/24	713,000	688,168
2.875% 9/12/23	1,373,000	1,356,178
6.25% 5/15/29	2,000,000	2,220,191
7.25% 5/15/30	5,220,000	6,210,802
Federal Home Loan Bank:
0.375% 9/4/25	2,300,000	2,069,716
0.5% 4/14/25	9,755,000	8,926,332
1.5% 8/15/24	1,280,000	1,215,700
2.5% 2/13/24	890,000	866,757
3.25% 6/9/28	1,700,000	1,616,450
3.25% 11/16/28	4,230,000	4,021,853
5.5% 7/15/36	270,000	301,723
Freddie Mac:
0.375% 7/21/25	5,568,000	5,025,819
0.375% 9/23/25	10,325,000	9,279,151
6.25% 7/15/32	9,453,000	10,967,654
6.75% 3/15/31	5,634,000	6,615,930
Tennessee Valley Authority:
0.75% 5/15/25	6,800,000	6,209,931
5.25% 9/15/39	3,565,000	3,746,249
5.375% 4/1/56	961,000	1,037,697
5.88% 4/1/36	7,540,000	8,410,283
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		132,683,348
U.S. Treasury Obligations - 42.1%
U.S. Treasury Bonds:
1.125% 5/15/40	15,433,000	9,768,004
1.125% 8/15/40	85,211,000	53,666,287
1.25% 5/15/50	54,995,000	30,507,187
1.375% 11/15/40	177,971,000	116,939,460
1.375% 8/15/50	6,524,000	3,739,577
1.625% 11/15/50	143,869,000	88,147,862
1.75% 8/15/41	37,702,000	26,126,308
1.875% 2/15/41	201,599,000	144,088,160
1.875% 2/15/51	157,669,000	102,940,611
1.875% 11/15/51	89,202,000	58,016,144
2% 11/15/41	74,033,000	53,509,086
2% 2/15/50	130,000	87,933
2% 8/15/51	33,187,000	22,306,590
2.25% 5/15/41	31,812,000	24,170,907
2.25% 8/15/46	8,327,300	6,008,342
2.25% 8/15/49	936,600	671,754
2.25% 2/15/52	54,100,000	38,573,723
2.375% 11/15/49	7,928,000	5,846,281
2.375% 5/15/51	8,194,000	6,015,228
2.5% 2/15/46	12,667,600	9,626,881
2.5% 5/15/46	4,826,500	3,667,574
2.75% 8/15/47	1,857,800	1,476,878
2.75% 11/15/47	3,369,900	2,679,465
2.875% 5/15/43	1,252,400	1,036,067
2.875% 8/15/45	91,000	74,215
2.875% 11/15/46	2,461,500	2,005,642
2.875% 5/15/49	400	327
2.875% 5/15/52	74,800,000	61,251,266
3% 11/15/44	41,796,400	34,960,403
3% 5/15/45	16,727,200	13,961,985
3% 2/15/47	7,118,100	5,924,706
3% 5/15/47	519,600	432,689
3% 2/15/48	4,353,000	3,628,293
3% 8/15/52	108,900,000	91,544,063
3.125% 11/15/41	1,577,000	1,378,397
3.125% 8/15/44	76,300	65,245
3.125% 5/15/48	466,400	398,134
3.25% 5/15/42	70,600,000	62,401,024
3.375% 8/15/42	213,700,000	192,396,781
3.375% 5/15/44	2,243,400	2,000,832
3.375% 11/15/48	4,431,700	3,965,160
3.625% 8/15/43	320,900	298,775
3.625% 2/15/44	1,062,700	986,111
3.625% 2/15/53	25,600,000	24,372,000
3.75% 11/15/43	11,612,800	11,004,943
3.875% 8/15/40	1,400	1,373
4% 11/15/42	79,700,000	78,566,766
4% 11/15/52	76,800,000	78,168,000
4.25% 5/15/39	1,432,500	1,475,643
4.25% 11/15/40	144,500	148,604
4.375% 11/15/39	17,800	18,619
4.375% 5/15/40	1,900	1,982
4.5% 2/15/36	5,419,200	5,785,208
4.5% 5/15/38	4,680,500	4,965,352
4.5% 8/15/39	73,900	78,383
4.75% 2/15/37	5,326,400	5,824,086
4.75% 2/15/41	489,700	535,322
5% 5/15/37	8,448,700	9,445,383
5.375% 2/15/31 (f)	9,530,300	10,420,787
U.S. Treasury Notes:
0.125% 5/31/23	1,000	988
0.125% 2/15/24	31,088,000	29,628,321
0.25% 6/15/24	12,074,000	11,346,730
0.25% 5/31/25	34,270,000	31,041,123
0.25% 6/30/25	2,937,000	2,655,002
0.25% 8/31/25	770,000	691,556
0.25% 9/30/25	23,754,000	21,295,090
0.375% 4/15/24	46,275,000	43,887,138
0.375% 8/15/24	15,500,000	14,487,656
0.375% 9/15/24	150,900,000	140,631,726
0.375% 11/30/25	48,770,000	43,565,327
0.375% 12/31/25	109,512,000	97,700,960
0.375% 1/31/26	124,970,000	111,013,389
0.375% 7/31/27	41,405,000	35,009,869
0.375% 9/30/27	4,380,000	3,683,820
0.5% 2/28/26	3,914,000	3,479,638
0.5% 4/30/27	76,857,000	65,895,871
0.5% 5/31/27	35,607,000	30,423,121
0.5% 6/30/27	6,547,000	5,581,062
0.5% 10/31/27	69,435,000	58,591,206
0.625% 10/15/24	9,400,000	8,768,070
0.625% 7/31/26	47,986,000	42,274,541
0.625% 3/31/27	798,000	689,647
0.625% 11/30/27	1,471,000	1,246,385
0.625% 12/31/27	11,851,000	10,017,798
0.625% 5/15/30	6,869,000	5,432,950
0.625% 8/15/30	30,836,000	24,252,032
0.75% 11/15/24	146,270,000	136,288,215
0.75% 3/31/26	42,400,000	37,939,719
0.75% 4/30/26	228,803,000	203,965,361
0.75% 5/31/26	85,730,000	76,222,677
0.75% 8/31/26	52,800,000	46,600,125
0.75% 1/31/28	5,976,000	5,071,196
0.875% 6/30/26	46,368,000	41,325,480
0.875% 9/30/26	57,100,000	50,511,196
1% 12/15/24	15,700,000	14,654,356
1% 7/31/28	3,300,000	2,798,813
1.125% 10/31/26	167,200,000	148,938,625
1.125% 2/29/28	119,508,000	103,159,678
1.25% 8/31/24	46,487,300	43,943,210
1.25% 11/30/26	106,012,000	94,694,391
1.25% 12/31/26	14,400,000	12,840,188
1.25% 3/31/28	15,582,000	13,510,690
1.25% 4/30/28	53,309,000	46,126,862
1.25% 5/31/28	39,296,000	33,935,780
1.25% 6/30/28	77,172,000	66,518,646
1.25% 9/30/28	114,316,000	97,923,264
1.25% 8/15/31	154,327,000	125,107,352
1.375% 8/31/23	14,100	13,846
1.375% 1/31/25	9,913,000	9,292,276
1.375% 8/31/26	2,670,800	2,412,066
1.375% 12/31/28	22,700,000	19,502,492
1.5% 9/30/24	20,957,000	19,851,846
1.5% 10/31/24	41,850,000	39,554,789
1.5% 11/30/24	37,250,000	35,132,861
1.5% 8/15/26	11,644,100	10,567,930
1.5% 1/31/27	50,200,000	45,113,328
1.5% 11/30/28	113,349,000	98,166,433
1.5% 2/15/30	87,477,000	74,280,274
1.625% 2/15/26	1,812,700	1,669,808
1.625% 5/15/26	999,900	916,197
1.625% 9/30/26	1,274,000	1,159,141
1.625% 10/31/26	22,470,000	20,405,569
1.625% 11/30/26	2,021,000	1,833,426
1.625% 8/15/29	29,838,600	25,791,740
1.625% 5/15/31	38,120,000	32,047,603
1.75% 6/30/24	7,244,300	6,935,002
1.75% 7/31/24	31,872,800	30,424,829
1.75% 12/31/24 (g)	45,915,000	43,418,372
1.875% 6/30/26	15,666,100	14,455,649
1.875% 7/31/26	33,197,000	30,568,472
2% 4/30/24	10,425,000	10,056,053
2% 5/31/24	17,935,300	17,259,924
2% 6/30/24	4,459,800	4,280,885
2% 2/15/25	647,800	613,993
2% 8/15/25	6,441,400	6,052,903
2% 11/15/26	11,997,900	11,035,256
2.125% 2/29/24	9,378,800	9,105,130
2.125% 3/31/24	15,328,900	14,840,890
2.125% 7/31/24	2,225,100	2,135,748
2.125% 9/30/24	16,014,500	15,323,875
2.125% 11/30/24	2,535,000	2,417,162
2.125% 5/15/25	1,939,000	1,834,173
2.25% 12/31/23	522,200	509,920
2.25% 1/31/24	6,447,500	6,281,527
2.25% 3/31/24	11,300,000	10,954,820
2.25% 10/31/24	23,871,200	22,837,092
2.25% 11/15/24	15,315,800	14,648,127
2.25% 12/31/24	13,968,400	13,327,818
2.25% 11/15/25	18,937,500	17,830,840
2.25% 2/15/27	944,000	873,606
2.25% 8/15/27	5,291,000	4,864,000
2.25% 11/15/27	43,039,100	39,434,575
2.375% 2/29/24	13,872,600	13,500,316
2.375% 8/15/24	5,198,200	5,002,252
2.375% 5/15/27	68,262,000	63,254,342
2.5% 1/31/24	11,216,000	10,953,125
2.5% 4/30/24	43,200,000	41,909,063
2.5% 5/31/24	46,900,000	45,416,055
2.5% 1/31/25	20,661,800	19,786,902
2.5% 2/28/26	9,949,100	9,403,454
2.5% 3/31/27	39,000,000	36,373,594
2.625% 3/31/25	2,858,900	2,739,184
2.625% 4/15/25	49,100,000	46,986,398
2.625% 12/31/25	3,480,100	3,309,086
2.625% 1/31/26	9,021,000	8,566,074
2.625% 5/31/27	7,200,000	6,737,906
2.625% 2/15/29	20,536,100	18,904,443
2.625% 7/31/29	155,300,000	142,402,820
2.75% 5/31/23	800	796
2.75% 7/31/23	10,000	9,908
2.75% 11/15/23	1,100	1,082
2.75% 2/15/24	26,691,300	26,092,831
2.75% 2/28/25	3,753,700	3,608,684
2.75% 6/30/25	3,682,400	3,526,905
2.75% 4/30/27	35,700,000	33,601,231
2.75% 7/31/27	85,000,000	79,853,515
2.75% 8/15/32	352,219,800	320,079,743
2.875% 9/30/23	500	494
2.875% 11/30/23	56,900	55,966
2.875% 4/30/25	12,040,300	11,578,912
2.875% 6/15/25	53,000,000	50,937,969
2.875% 5/15/28	46,361,100	43,532,349
2.875% 8/15/28	38,531,600	36,109,829
2.875% 4/30/29	11,600,000	10,814,281
2.875% 5/15/32	21,500,000	19,773,281
3% 6/30/24	41,600,000	40,475,500
3% 7/15/25	66,700,000	64,222,199
3% 10/31/25	7,767,100	7,460,664
3.125% 8/31/27	41,900,000	39,986,676
3.125% 11/15/28	3,802,200	3,604,218
3.125% 8/31/29	43,000,000	40,606,445
3.25% 8/31/24	55,600,000	54,168,734
3.25% 6/30/27	37,300,000	35,789,059
3.25% 6/30/29	64,500,000	61,380,820
3.5% 1/31/28 (g)	134,900,000	130,800,305
3.5% 1/31/30	108,600,000	104,883,844
3.875% 11/30/27	118,900,000	117,204,746
3.875% 12/31/27	92,900,000	91,507,847
3.875% 9/30/29	27,400,000	27,031,813
3.875% 11/30/29	73,000,000	72,064,688
3.875% 12/31/29	29,300,000	28,942,906
4% 12/15/25	75,200,000	74,195,375
4% 10/31/29	128,400,000	127,642,640
4.125% 1/31/25 (g)	87,700,000	86,559,215
4.125% 9/30/27	27,300,000	27,157,101
4.125% 10/31/27	153,700,000	152,931,500
4.125% 11/15/32	57,000,000	57,908,438
4.25% 9/30/24	98,100,000	96,992,543
4.25% 12/31/24	70,500,000	69,709,629
4.25% 10/15/25	125,500,000	124,445,996
4.375% 10/31/24	141,400,000	140,074,375
4.5% 11/30/24	366,400,000	363,752,188
4.5% 11/15/25	22,900,000	22,861,535
4.625% 2/28/25	110,000,000	109,647,657
TOTAL U.S. TREASURY OBLIGATIONS		8,042,333,360
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,057,532,106)		8,175,016,708

U.S. Government Agency - Mortgage Securities - 27.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 11.9%
12 month U.S. LIBOR + 1.510% 3.788% 11/1/34 (b)(d)	344,889	347,276
12 month U.S. LIBOR + 1.640% 2.533% 4/1/41 (b)(d)	79,740	80,447
12 month U.S. LIBOR + 1.880% 3.944% 11/1/34 (b)(d)	28,691	29,039
1.5% 10/1/35 to 4/1/52	233,476,937	191,836,705
2% 8/1/23 to 6/1/52	702,517,014	585,547,152
2.5% 4/1/23 to 5/1/52	561,335,748	483,893,120
3% 5/1/26 to 11/1/52	441,903,093	396,552,110
3.5% 11/1/23 to 12/1/52	280,723,783	261,065,879
4% 7/1/23 to 11/1/52	193,309,655	184,130,951
4.5% to 4.5% 3/1/23 to 3/1/53	74,493,706	72,806,148
5% 3/1/23 to 12/1/52	59,168,658	58,685,705
5.5% 7/1/23 to 1/1/53	22,904,386	23,053,510
6% to 6% 11/1/32 to 12/1/52	18,864,403	19,144,627
6.5% 5/1/31 to 6/1/40	855,693	894,920
TOTAL FANNIE MAE		2,278,067,589
Freddie Mac - 8.7%
12 month U.S. LIBOR + 1.940% 4.098% 9/1/37 (b)(d)	31,669	32,189
U.S. TREASURY 1 YEAR INDEX + 1.710% 2.243% 3/1/36 (b)(d)	307,075	306,708
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.337% 12/1/35 (b)(d)	116,299	117,811
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.442% 3/1/35 (b)(d)	54,449	54,968
1.5% 5/1/36 to 1/1/52	86,191,780	69,714,460
2% 4/1/23 to 6/1/52	684,969,222	566,680,606
2% 9/1/35	32,544,547	29,018,785
2% 11/1/35	13,245,044	11,810,123
2.5% 8/1/25 to 6/1/52	473,111,307	405,956,125
3% 10/1/26 to 8/1/52	144,863,558	130,529,280
3% 8/1/47	35,406	31,782
3% 5/1/49	27,378	24,435
3.5% 5/1/23 to 11/1/52	136,994,224	127,177,118
3.5% 8/1/47	37,452	34,697
3.5% 9/1/47	16,615	15,393
3.5% 9/1/47	1,678,018	1,564,025
4% 9/1/24 to 1/1/53	102,085,374	97,038,408
4.5% 8/1/23 to 3/1/53	112,356,993	108,568,743
5% 4/1/23 to 3/1/53	48,547,682	47,982,492
5.5% 5/1/23 to 3/1/53	35,008,355	35,032,680
6% 4/1/32 to 1/1/53	9,102,807	9,218,373
6.5% 8/1/36 to 2/1/53	13,715,699	14,058,859
TOTAL FREDDIE MAC		1,654,968,060
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 2/1/32	8,965	8,330
Ginnie Mae - 5.8%
3.5% 11/15/40 to 12/20/52	168,943,588	157,337,690
4% 1/15/25 to 11/20/52	110,894,385	105,528,060
5% 1/20/39 to 11/20/52	35,419,233	35,160,337
1.5% 6/20/45 to 12/20/51	4,074,302	3,258,730
2% 3/20/51 to 5/20/52	283,309,870	238,524,364
2% 3/1/53 (e)	4,350,000	3,646,050
2.5% 10/20/42 to 8/20/52	287,420,734	249,824,848
2.5% 3/1/53 (e)	6,925,000	5,988,487
2.5% 3/1/53 (e)	5,975,000	5,166,961
2.5% 3/1/53 (e)	3,900,000	3,372,577
3% 4/15/42 to 10/20/52	219,125,681	197,583,437
3% 3/1/53 (e)	4,000,000	3,568,214
4.5% to 4.5% 3/20/33 to 2/20/53	77,355,579	75,317,493
5% 3/1/53 (e)	5,000,000	4,942,033
5.5% 12/20/32 to 12/20/52	20,752,178	20,866,515
6% to 6% 5/20/34 to 12/15/40	661,063	683,618
6% 3/1/53 (e)	7,200,000	7,303,108
6.5% 8/20/36 to 1/15/39	124,694	130,899
TOTAL GINNIE MAE		1,118,203,421
Uniform Mortgage Backed Securities - 1.0%
1.5% 3/1/38 (e)	4,400,000	3,803,702
1.5% 3/1/53 (e)	5,900,000	4,555,628
2% 3/1/38 (e)	6,200,000	5,502,618
2% 3/1/53 (e)	16,550,000	13,475,907
2% 3/1/53 (e)	3,300,000	2,687,039
2% 3/1/53 (e)	45,600,000	37,129,992
2% 3/1/53 (e)	9,400,000	7,653,989
2% 3/1/53 (e)	5,400,000	4,396,973
2% 4/1/53 (e)	33,850,000	27,595,563
2.5% 3/1/53 (e)	9,100,000	7,709,414
2.5% 3/1/53 (e)	3,100,000	2,626,284
3% 3/1/38 (e)	4,600,000	4,293,094
3% 3/1/53 (e)	5,000,000	4,397,850
3% 3/1/53 (e)	9,600,000	8,443,871
3% 3/1/53 (e)	3,000,000	2,638,710
4% 3/1/53 (e)	10,500,000	9,848,670
4% 3/1/53 (e)	4,700,000	4,408,452
5% 3/1/53 (e)	3,600,000	3,537,561
5% 3/1/53 (e)	6,900,000	6,780,326
5.5% 3/1/53 (e)	10,500,000	10,481,540
6% 3/1/53 (e)	11,200,000	11,331,685
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		183,298,868
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,995,027,299)		5,234,546,268

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	2,360,000	2,150,114
1.39% 7/15/30	4,200,000	3,547,755
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	1,690,000	1,679,464
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	5,266,600	5,087,188
Series 2022-3 Class A2A, 3.97% 4/15/27	9,500,000	9,282,501
Citibank Credit Card Issuance Trust:
Series 2007-A3 Class A3, 6.15% 6/15/39	1,400,000	1,530,308
Series 2013-A9 Class A9, 3.72% 9/8/25	834,000	826,835
Series 2018-A7 Class A7, 3.96% 10/13/30	2,750,000	2,647,492
Discover Card Execution Note Trust Series 2017-A4 Class A4, 2.53% 10/15/26	256,000	248,271
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	3,396,000	3,394,125
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	4,785,240	4,646,252
Hyundai Auto Receivables Trust 3.72% 11/16/26	6,412,000	6,252,015
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	2,122,271	2,104,470
TOTAL ASSET-BACKED SECURITIES (Cost $45,247,994)		43,396,790

Commercial Mortgage Securities - 1.6%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	3,438,274	3,300,360
Series 2020-BN25 Class A5, 2.649% 1/15/63	4,650,000	3,959,468
Series 2020-BN28 Class A4, 1.844% 3/15/63	6,780,000	5,372,578
Series 2021-BN35 Class A5, 2.285% 6/15/64	12,700,000	10,285,204
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,800,000	1,518,255
Series 2022-BNK41 Class A4, 3.79% 4/15/65 (b)	9,500,000	8,645,152
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class A5, 2.492% 7/15/54	11,850,000	9,794,052
Series 2021-C9 Class A5, 2.299% 2/15/54	2,000,000	1,630,105
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	3,100,000	2,467,009
Series 2021-B24 Class A5, 2.5843% 3/15/54	10,300,000	8,508,177
Series 2019-B12 Class A5, 3.1156% 8/15/52	4,705,000	4,163,291
Series 2019-B9 Class A5, 4.0156% 3/15/52	4,179,000	3,911,913
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	3,500,000	3,054,820
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	5,370,000	5,199,341
Series 2015-GC29 Class A4, 3.192% 4/10/48	2,028,000	1,922,249
Series 2015-P1 Class A5, 3.717% 9/15/48	1,045,000	997,779
Series 2016-C1 Class A4, 3.209% 5/10/49	3,308,000	3,085,931
Series 2016-P4 Class A4, 2.902% 7/10/49	3,832,000	3,521,400
Series 2018-B2 Class A4, 4.009% 3/10/51	2,641,000	2,468,695
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class A4, 3.213% 3/10/46	168,564	168,323
Series 2015-CR22 Class A5, 3.309% 3/10/48	3,462,000	3,298,594
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	2,240,000	2,140,187
Series 2019-C17:
Class A4, 2.7628% 9/15/52	3,480,000	2,989,282
Class A5, 3.0161% 9/15/52	3,480,000	3,022,287
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	2,844,000	2,655,166
Series 2020-K104 Class A2, 2.253% 1/25/30	16,200,000	14,029,540
Series 2020-K116 Class A2, 1.378% 7/25/30	12,400,000	9,957,319
Series 2020-K117 Class A2, 1.406% 8/25/30	12,400,000	9,957,658
Series 2020-K118 Class A2, 1.493% 9/25/30	6,200,000	5,000,419
Series 2020-K121 Class A2, 1.547% 10/25/30	8,900,000	7,185,136
Series 2021-K125 Class A2, 1.846% 1/25/31	2,000,000	1,644,997
Series 2021-K126 Class A2, 2.074% 1/25/31	8,200,000	6,870,510
Series 2021-K128 Class A2, 2.02% 3/25/31	6,410,000	5,340,952
Series 2021-K129 Class A2, 1.914% 5/25/31	6,160,000	5,077,512
Series 2021-K130 Class A2, 1.723% 6/25/31	7,200,000	5,825,311
Series 2021-K136 Class A2, 2.127% 11/25/31	7,800,000	6,468,799
Series 2022-151 Class A2:
3.78% 11/25/32	7,500,000	7,087,779
3.8% 10/25/32	1,000,000	946,595
Series K034 Class A2, 3.531% 7/25/23	1,529,687	1,518,632
Series K080 Class A2, 3.926% 7/25/28	2,957,000	2,865,350
Series 2017-K064 Class A2, 3.224% 3/25/27	3,075,000	2,911,854
Series 2017-K068 Class A2, 3.244% 8/25/27	4,243,000	4,009,532
Series 2017-K727 Class A2, 2.946% 7/25/24	4,106,546	3,991,579
Series 2018-K730 Class A2, 3.59% 1/25/25	6,635,011	6,455,881
Series 2019-K094 Class A2, 2.903% 6/25/29	9,484,000	8,633,646
Series 2019-K1510 Class A2, 3.718% 1/25/31	2,646,000	2,499,865
Series 2021-K123 Class A2, 1.621% 12/25/30	8,000,000	6,484,678
Series K036 Class A2, 3.527% 10/25/23	1,595,517	1,578,040
Series K046 Class A2, 3.205% 3/25/25	5,935,000	5,715,731
Series K047 Class A2, 3.329% 5/25/25	688,000	663,348
Series K053 Class A2, 2.995% 12/25/25	1,267,000	1,205,613
Series K056 Class A2, 2.525% 5/25/26	3,698,000	3,453,492
Series K062 Class A1, 3.032% 9/25/26	1,745,578	1,692,480
Series K079 Class A2, 3.926% 6/25/28	1,386,000	1,343,959
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	2,567,926	2,467,077
Series 2020-GC45 Class A5, 2.9106% 2/13/53	9,700,000	8,390,428
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	6,016,000	5,860,304
Series 2014-C23 Class A5, 3.9342% 9/15/47	1,702,000	1,654,456
Series 2014-C24 Class A5, 3.6385% 11/15/47	4,646,000	4,472,864
Series 2015-C29 Class A4, 3.6108% 5/15/48	1,604,000	1,526,363
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	8,000,000	6,339,506
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	2,625,000	2,506,134
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	4,000,000	3,379,418
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	7,470,000	6,794,625
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	5,667,000	4,928,063
Series 2019-C54 Class A4, 3.146% 12/15/52	8,500,000	7,483,588
Series 2018-C48 Class A5, 4.302% 1/15/52	3,485,000	3,312,085
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	3,600,000	3,056,014
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	2,576,000	2,473,307
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $354,435,410)		303,140,057

Municipal Securities - 0.5%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,730,000	2,350,320
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	900,000	1,072,938
Series 2010 S1, 7.043% 4/1/50	1,325,000	1,703,161
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	4,410,000	5,635,894
Series 2010, 7.6% 11/1/40	6,390,000	8,243,324
Series 2018, 3.5% 4/1/28	2,300,000	2,171,686
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	3,540,000	2,469,875
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	2,200,000	1,556,888
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	5,350,000	6,208,454
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	1,365,000	1,245,095
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	4,750,000	3,277,696
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	435,000	339,105
Series 2021 C, 2.843% 11/1/46	4,000,000	2,979,723
Series 2022 A, 4.507% 11/1/51	1,580,000	1,473,888
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	1,920,000	1,559,006
3.293% 6/1/42	1,000,000	746,450
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	1,175,000	860,357
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	12,925,000	12,701,337
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	1,355,000	1,338,939
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	1,685,000	2,119,409
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	855,000	948,324
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	840,000	683,898
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	2,650,000	2,174,228
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	3,000,000	2,336,475
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	2,000,000	1,491,440
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	837,000	1,049,422
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	2,700,000	2,322,783
4.131% 6/15/42	2,700,000	2,258,993
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	1,610,000	1,813,015
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	1,910,000	1,963,324
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	1,095,000	1,176,346
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	6,000,000	4,665,634
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	920,000	921,304
Series 2010 164, 5.647% 11/1/40	930,000	991,527
Series 225, 3.175% 7/15/60	6,000,000	4,217,479
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	1,010,000	839,606
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	1,130,000	1,241,970
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	2,016,000	2,040,213
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	3,000,000	2,110,065
3.256% 5/15/60	3,000,000	2,077,052
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	175,000	189,126
Series 2015 AP, 3.931% 5/15/45	665,000	601,954
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	845,000	681,380
Series 2021 B, 2.584% 11/1/51	2,400,000	1,601,168
TOTAL MUNICIPAL SECURITIES (Cost $126,432,869)		100,450,271

Foreign Government and Government Agency Obligations - 1.5%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	35,763,000	32,822,209
2.95% 1/23/24	5,000,000	4,892,000
3.3% 3/15/28	696,000	658,500
British Columbia Province 2.25% 6/2/26	6,672,000	6,188,747
Chilean Republic:
2.45% 1/31/31	6,000,000	4,990,500
2.55% 7/27/33	2,900,000	2,273,419
3.24% 2/6/28	2,067,000	1,910,425
3.625% 10/30/42	3,150,000	2,405,419
3.86% 6/21/47	3,039,000	2,387,135
Export Development Canada:
2.625% 2/21/24	5,020,000	4,888,727
2.75% 3/15/23	3,680,000	3,677,093
Hungarian Republic:
5.375% 3/25/24	832,000	829,036
5.75% 11/22/23	1,544,000	1,543,325
Indonesian Republic:
2.85% 2/14/30	5,800,000	5,112,338
3.4% 9/18/29	1,000,000	912,063
3.5% 2/14/50	4,200,000	3,120,600
4.35% 1/11/48	901,000	786,222
4.45% 4/15/70	1,300,000	1,085,643
5.35% 2/11/49	2,000,000	1,990,220
Israeli State:
2.75% 7/3/30	1,310,000	1,156,075
3.25% 1/17/28	2,565,000	2,395,161
3.375% 1/15/50	4,900,000	3,614,926
3.875% 7/3/50	4,660,000	3,741,933
Italian Republic:
1.25% 2/17/26	4,100,000	3,588,055
2.375% 10/17/24	1,400,000	1,322,543
2.875% 10/17/29	4,060,000	3,429,011
4% 10/17/49	2,982,000	2,177,904
6.875% 9/27/23	1,069,000	1,074,371
Jordanian Kingdom 3% 6/30/25	341,000	326,115
Korean Republic:
2% 6/19/24	2,400,000	2,303,304
2.5% 6/19/29	4,000,000	3,575,680
2.75% 1/19/27	4,000,000	3,707,280
Manitoba Province 3.05% 5/14/24	267,000	260,132
Ontario Province:
1.125% 10/7/30	3,750,000	2,972,363
2.3% 6/15/26	22,624,000	20,968,602
2.5% 4/27/26	891,000	832,452
3.05% 1/29/24	2,120,000	2,076,945
Panamanian Republic:
2.252% 9/29/32	2,180,000	1,618,378
3.16% 1/23/30	3,711,000	3,180,559
3.75% 3/16/25	11,010,000	10,626,714
4.3% 4/29/53	1,012,000	728,830
4.5% 4/16/50	3,012,000	2,253,917
4.5% 4/1/56	4,200,000	3,060,225
6.4% 2/14/35	800,000	822,150
6.7% 1/26/36	1,760,000	1,857,130
Peruvian Republic:
1.862% 12/1/32	6,740,000	4,883,551
2.392% 1/23/26	7,870,000	7,310,738
2.78% 12/1/60	1,000,000	574,563
2.844% 6/20/30	3,820,000	3,222,648
3.55% 3/10/51	4,400,000	3,117,950
4.125% 8/25/27	919,000	887,869
6.55% 3/14/37	2,718,000	2,890,083
Philippine Republic:
1.648% 6/10/31	1,850,000	1,424,704
3% 2/1/28	3,387,000	3,112,179
3.7% 3/1/41	3,000,000	2,407,830
3.75% 1/14/29	1,000,000	937,610
3.95% 1/20/40	3,734,000	3,118,301
4.2% 1/21/24	678,000	671,295
5.17% 10/13/27	5,000,000	5,044,300
6.375% 10/23/34	1,849,000	2,006,368
7.75% 1/14/31	3,000,000	3,480,330
9.5% 2/2/30	2,500,000	3,106,525
Polish Government:
3.25% 4/6/26	1,176,000	1,114,113
4% 1/22/24	4,321,000	4,261,046
Quebec Province:
1.5% 2/11/25	6,000,000	5,616,018
2.5% 4/20/26	1,009,000	945,201
2.75% 4/12/27	8,846,000	8,248,718
2.875% 10/16/24	370,000	356,718
United Mexican States:
3.5% 2/12/34	16,778,000	13,623,736
3.75% 4/19/71	7,000,000	4,525,063
4.28% 8/14/41	3,000,000	2,394,938
4.35% 1/15/47	2,568,000	1,977,842
4.5% 1/31/50	2,200,000	1,726,725
4.6% 1/23/46	1,034,000	829,010
4.6% 2/10/48	3,128,000	2,490,279
4.75% 4/27/32	5,000,000	4,658,750
4.75% 3/8/44	1,730,000	1,434,603
5.55% 1/21/45	2,198,000	2,026,007
6.05% 1/11/40	3,556,000	3,537,776
Uruguay Republic:
4.125% 11/20/45	846,621	762,382
4.375% 1/23/31	2,824,181	2,749,340
4.975% 4/20/55	5,249,811	5,024,069
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $335,919,030)		282,643,554

Supranational Obligations - 1.2%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	4,400,000	3,887,206
Asian Development Bank:
0.375% 9/3/25	13,000,000	11,671,246
0.75% 10/8/30	3,000,000	2,333,760
1.5% 10/18/24	4,500,000	4,251,788
1.875% 1/24/30	8,574,000	7,370,514
2% 4/24/26	1,123,000	1,038,302
2.5% 11/2/27	1,195,000	1,101,013
2.625% 1/30/24	2,742,000	2,674,406
2.625% 1/12/27	1,158,000	1,083,385
2.75% 3/17/23	1,707,000	1,705,634
2.75% 1/19/28	11,074,000	10,326,427
European Investment Bank:
0.75% 9/23/30	7,250,000	5,687,726
0.875% 5/17/30	1,760,000	1,404,885
1.25% 2/14/31	6,300,000	5,108,292
1.625% 3/14/25	21,997,000	20,643,486
1.875% 2/10/25	535,000	505,366
2.25% 6/24/24	4,115,000	3,965,053
2.375% 5/24/27	713,000	658,592
2.5% 3/15/23	3,743,000	3,740,155
2.5% 10/15/24	1,020,000	981,515
2.875% 8/15/23	1,888,000	1,867,919
3.125% 12/14/23	2,459,000	2,419,950
3.25% 1/29/24	356,000	349,660
Inter-American Development Bank:
0.625% 7/15/25	4,000,000	3,637,828
1.75% 3/14/25	16,400,000	15,413,540
2% 6/2/26	713,000	656,462
2% 7/23/26	6,000,000	5,521,860
2.125% 1/15/25	326,000	309,893
2.25% 6/18/29	3,189,000	2,832,281
2.375% 7/7/27	1,200,000	1,105,135
3% 10/4/23	637,000	628,239
3% 2/21/24	14,887,000	14,561,757
4.375% 1/24/44	2,313,000	2,284,877
International Bank for Reconstruction & Development:
0.375% 7/28/25	5,350,000	4,830,771
0.5% 10/28/25	8,582,000	7,704,201
0.75% 3/11/25	64,000	58,999
0.75% 8/26/30	8,100,000	6,307,308
0.875% 5/14/30	3,108,000	2,465,359
1.5% 8/28/24	7,014,000	6,653,598
1.625% 1/15/25	21,300,000	20,066,318
1.75% 4/19/23	1,195,000	1,190,268
1.875% 6/19/23	2,992,000	2,963,979
1.875% 10/27/26	849,000	773,970
2.5% 3/19/24	677,000	657,597
2.5% 11/25/24	1,016,000	974,472
2.5% 7/29/25	676,000	642,728
2.5% 3/29/32	11,300,000	9,965,971
International Finance Corp.:
0.375% 7/16/25	19,670,000	17,798,793
0.75% 8/27/30	2,100,000	1,641,872
2.875% 7/31/23	767,000	759,844
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $252,594,447)		227,184,200

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Bank of America NA 6% 10/15/36	2,144,000	2,219,758
Citibank NA 3.65% 1/23/24	4,456,000	4,391,143
Citizens Bank NA 2.25% 4/28/25	3,750,000	3,505,147
Discover Bank:
2.7% 2/6/30	5,000,000	4,075,278
3.45% 7/27/26	2,273,000	2,116,068
KeyBank NA 4.9% 8/8/32	1,200,000	1,129,249
Truist Bank:
1.5% 3/10/25	1,500,000	1,392,777
2.636% 9/17/29 (b)	5,000,000	4,710,921
3.3% 5/15/26	1,355,000	1,269,373
3.8% 10/30/26	427,000	402,932
TOTAL BANK NOTES (Cost $27,755,076)		25,212,646

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (h)	157,733,058	157,764,605
Fidelity Securities Lending Cash Central Fund 4.63% (h)(i)	159,802,770	159,818,750
TOTAL MONEY MARKET FUNDS (Cost $317,583,355)		317,583,355

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $22,131,253,892)	19,511,437,484
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(414,856,792)
NET ASSETS - 100.0%	19,096,580,692

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
2% 3/1/53	(33,850,000)	(27,562,505)

TOTAL TBA SALE COMMITMENTS (Proceeds $27,537,504)		(27,562,505)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,979,972 or 0.3% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,261,786.

(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	117,282,610	1,379,480,989	1,338,998,994	1,162,024	-	-	157,764,605	0.4%
Fidelity Securities Lending Cash Central Fund 4.63%	199,750,000	1,654,725,231	1,694,656,481	254,771	-	-	159,818,750	0.5%
Total	317,032,610	3,034,206,220	3,033,655,475	1,416,795	-	-	317,583,355

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	4,802,263,635	-	4,802,263,635	-

U.S. Government and Government Agency Obligations	8,175,016,708	-	8,175,016,708	-

U.S. Government Agency - Mortgage Securities	5,234,546,268	-	5,234,546,268	-

Asset-Backed Securities	43,396,790	-	43,396,790	-

Commercial Mortgage Securities	303,140,057	-	303,140,057	-

Municipal Securities	100,450,271	-	100,450,271	-

Foreign Government and Government Agency Obligations	282,643,554	-	282,643,554	-

Supranational Obligations	227,184,200	-	227,184,200	-

Bank Notes	25,212,646	-	25,212,646	-

Money Market Funds	317,583,355	317,583,355	-	-
Total Investments in Securities:	19,511,437,484	317,583,355	19,193,854,129	-
Other Financial Instruments:

TBA Sale Commitments	(27,562,505)	-	(27,562,505)	-
Total Other Financial Instruments:	(27,562,505)	-	(27,562,505)	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $156,015,400) - See accompanying schedule:
Unaffiliated issuers (cost $21,813,670,537)	$19,193,854,129
Fidelity Central Funds (cost $317,583,355)	317,583,355

Total Investment in Securities (cost $22,131,253,892)		$19,511,437,484
Receivable for investments sold		96,755,879
Receivable for TBA sale commitments		27,537,504
Receivable for fund shares sold		138,987,005
Interest receivable		111,797,485
Distributions receivable from Fidelity Central Funds		320,751
Other receivables		6,297
Total assets		19,886,842,405
Liabilities
Payable to custodian bank	$285
Payable for investments purchased
Regular delivery	368,593,152
Delayed delivery	233,476,786
TBA sale commitments, at value	27,562,505
Payable for fund shares redeemed	775,685
Distributions payable	764
Other payables and accrued expenses	33,786
Collateral on securities loaned	159,818,750
Total Liabilities		790,261,713
Net Assets		$19,096,580,692
Net Assets consist of:
Paid in capital		$22,116,199,859
Total accumulated earnings (loss)		(3,019,619,167)
Net Assets		$19,096,580,692
Net Asset Value , offering price and redemption price per share ($19,096,580,692 ÷ 2,151,326,228 shares)		$8.88

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$236,846,319
Income from Fidelity Central Funds (including $254,771 from security lending)		1,416,795
Total Income		238,263,114
Expenses
Custodian fees and expenses	$99,318
Independent trustees' fees and expenses	34,009
Total expenses before reductions	133,327
Expense reductions	(4,512)
Total expenses after reductions		128,815
Net Investment income (loss)		238,134,299
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(148,128,841)
Total net realized gain (loss)		(148,128,841)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(474,386,908)
TBA Sale commitments	(25,001)
Total change in net unrealized appreciation (depreciation)		(474,411,909)
Net gain (loss)		(622,540,750)
Net increase (decrease) in net assets resulting from operations		$(384,406,451)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$238,134,299	$353,351,790
Net realized gain (loss)	(148,128,841)	(207,970,092)
Change in net unrealized appreciation (depreciation)	(474,411,909)	(2,571,318,776)
Net increase (decrease) in net assets resulting from operations	(384,406,451)	(2,425,937,078)
Distributions to shareholders	(238,771,743)	(361,419,121)
Share transactions
Proceeds from sales of shares	3,201,211,343	4,789,853,135
Reinvestment of distributions	238,182,767	361,418,481
Cost of shares redeemed	(1,482,834,705)	(5,409,612,572)
Net increase (decrease) in net assets resulting from share transactions	1,956,559,405	(258,340,956)
Total increase (decrease) in net assets	1,333,381,211	(3,045,697,155)

Net Assets
Beginning of period	17,763,199,481	20,808,896,636
End of period	$19,096,580,692	$17,763,199,481

Other Information
Shares
Sold	359,372,330	476,122,481
Issued in reinvestment of distributions	26,809,125	36,737,708
Redeemed	(166,841,127)	(546,521,163)
Net increase (decrease)	219,340,328	(33,660,974)

Financial Highlights
Fidelity® Series Bond Index

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.19	$10.59	$10.90	$10.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.118	.181	.165	.242	.098
Net realized and unrealized gain (loss)	(.310)	(1.396)	(.182)	.422	.501
Total from investment operations	(.192)	(1.215)	(.017)	.664	.599
Distributions from net investment income	(.118)	(.185)	(.174)	(.250)	(.099)
Distributions from net realized gain	-	-	(.119)	(.014)	-
Total distributions	(.118)	(.185)	(.293)	(.264)	(.099)
Net asset value, end of period	$8.88	$9.19	$10.59	$10.90	$10.50
Total Return D,E	(2.08)%	(11.57)%	(.14)%	6.42%	6.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-% I
Expenses net of all reductions H	-% I	-%	-%	-%	-% I
Net investment income (loss)	2.68% I	1.82%	1.56%	2.29%	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$19,096,581	$17,763,199	$20,808,897	$13,160,897	$7,446,093
Portfolio turnover rate J	32% I	61%	108%	71% K	20% K,L

A For the period April 26, 2019 (commencement of operations) through August 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Series Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,330,858
Gross unrealized depreciation	(2,643,047,300)
Net unrealized appreciation (depreciation)	$(2,628,716,442)
Tax cost	$22,140,153,926

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(143,188,019)
Long-term	(79,092,874)
Total capital loss carryforward	$(222,280,893)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Bond Index Fund	1,168,357,451	678,448,700

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series Bond Index Fund	6,304

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Bond Index Fund	$26,811	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,512.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Series Bond Index Fund	-%- D
Actual		$ 1,000	$ 979.20	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale . The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9892976.103
SBX-SANN-0423
Fidelity® Series Corporate Bond Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 19.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 83.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
2.25% 2/1/32	650,000	507,348
3.65% 9/15/59	223,000	151,025
3.8% 12/1/57	1,354,000	950,594
4.35% 3/1/29	900,000	853,101
Level 3 Financing, Inc. 3.4% 3/1/27 (b)	670,000	562,355
Verizon Communications, Inc.:
2.1% 3/22/28	312,000	269,288
2.355% 3/15/32	3,000,000	2,358,457
2.55% 3/21/31	289,000	236,398
3.15% 3/22/30	47,000	41,154
3.7% 3/22/61	1,300,000	913,883
4.016% 12/3/29	1,250,000	1,152,880
		7,996,483
Entertainment - 0.6%
The Walt Disney Co.:
3.8% 3/22/30	600,000	557,891
4.7% 3/23/50	700,000	655,032
4.75% 9/15/44	320,000	295,686
6.65% 11/15/37	970,000	1,099,430
		2,608,039
Media - 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	1,600,000	1,494,014
5.25% 4/1/53	450,000	351,891
5.5% 4/1/63	450,000	349,782
5.75% 4/1/48	1,950,000	1,628,520
Comcast Corp.:
2.937% 11/1/56	679,000	425,885
2.987% 11/1/63	2,211,000	1,351,246
COX Communications, Inc.:
1.8% 10/1/30 (b)	740,000	570,495
3.15% 8/15/24 (b)	35,000	33,722
Discovery Communications LLC:
3.625% 5/15/30	1,583,000	1,354,663
3.95% 3/20/28	600,000	547,939
Fox Corp.:
4.709% 1/25/29	4,000	3,820
5.476% 1/25/39	504,000	463,163
Magallanes, Inc.:
3.755% 3/15/27 (b)	250,000	229,334
4.054% 3/15/29 (b)	87,000	77,800
4.279% 3/15/32 (b)	219,000	189,065
5.05% 3/15/42 (b)	348,000	281,927
5.141% 3/15/52 (b)	1,040,000	815,260
5.391% 3/15/62 (b)	650,000	507,007
Time Warner Cable LLC:
5.875% 11/15/40	1,200,000	1,059,724
7.3% 7/1/38	500,000	501,123
		12,236,380
Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc.:
3.8% 3/15/32 (b)	238,000	207,888
4.55% 3/15/52 (b)	1,450,000	1,156,438
5% 3/15/44	270,000	234,409
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	381,000	322,010
2.7% 3/15/32	1,382,000	1,120,219
		3,040,964
TOTAL COMMUNICATION SERVICES		25,881,866
CONSUMER DISCRETIONARY - 3.3%
Automobiles - 0.8%
Ford Motor Co. 3.25% 2/12/32	1,400,000	1,058,104
General Motors Co. 5.95% 4/1/49	1,300,000	1,166,379
General Motors Financial Co., Inc. 3.1% 1/12/32	1,400,000	1,114,249
		3,338,732
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	747,000	603,878
Multiline Retail - 0.2%
Dollar Tree, Inc.:
3.375% 12/1/51	1,000,000	669,457
4.2% 5/15/28	375,000	356,588
		1,026,045
Specialty Retail - 1.9%
Advance Auto Parts, Inc.:
1.75% 10/1/27	2,313,000	1,964,157
3.9% 4/15/30	1,000,000	883,128
AutoNation, Inc.:
3.85% 3/1/32	1,900,000	1,593,225
4.75% 6/1/30	20,000	18,579
Lowe's Companies, Inc.:
3.5% 4/1/51	975,000	683,155
5.625% 4/15/53	600,000	574,299
O'Reilly Automotive, Inc.:
4.2% 4/1/30	800,000	749,981
4.35% 6/1/28	75,000	72,251
Ross Stores, Inc. 1.875% 4/15/31	600,000	469,657
The Home Depot, Inc. 1.375% 3/15/31	575,000	442,078
Triton Container International Ltd. 1.15% 6/7/24 (b)	1,200,000	1,121,400
		8,571,910
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 3.05% 3/15/32	1,515,000	1,203,776
TOTAL CONSUMER DISCRETIONARY		14,744,341
CONSUMER STAPLES - 7.0%
Beverages - 1.4%
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	431,550
4.5% 6/1/50	325,000	286,266
4.6% 4/15/48	700,000	618,507
4.9% 1/23/31	525,000	525,056
Constellation Brands, Inc.:
2.25% 8/1/31	1,600,000	1,259,764
2.875% 5/1/30	470,000	399,160
PepsiCo, Inc. 3.9% 7/18/32	3,000,000	2,821,409
		6,341,712
Food & Staples Retailing - 0.0%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	138,000	117,252
Food Products - 1.7%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	1,625,000	1,421,973
3% 5/15/32 (b)	1,570,000	1,196,881
4.375% 2/2/52 (b)	680,000	482,886
5.5% 1/15/30 (b)	1,600,000	1,505,992
JDE Peet's BV 2.25% 9/24/31 (b)	545,000	415,550
Smithfield Foods, Inc. 3% 10/15/30 (b)	1,432,000	1,114,927
Viterra Finance BV 4.9% 4/21/27 (b)	1,500,000	1,421,001
		7,559,210
Tobacco - 3.9%
Altria Group, Inc.:
2.45% 2/4/32	1,500,000	1,132,261
3.4% 2/4/41	1,180,000	790,894
4.25% 8/9/42	14,000	10,527
4.8% 2/14/29	612,000	587,058
BAT Capital Corp.:
2.259% 3/25/28	1,225,000	1,026,301
2.726% 3/25/31	2,800,000	2,185,401
3.557% 8/15/27	2,500,000	2,276,668
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	500,000	460,401
4.25% 7/21/25 (b)	3,200,000	3,076,366
Philip Morris International, Inc.:
5.125% 2/15/30	2,200,000	2,153,509
5.625% 11/17/29	800,000	810,620
5.75% 11/17/32	903,000	913,513
Reynolds American, Inc. 4.45% 6/12/25	1,725,000	1,678,558
		17,102,077
TOTAL CONSUMER STAPLES		31,120,251
ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Canadian Natural Resources Ltd.:
2.95% 7/15/30	1,071,000	907,497
6.25% 3/15/38	1,075,000	1,083,434
Cenovus Energy, Inc.:
2.65% 1/15/32	159,000	125,825
3.75% 2/15/52	480,000	339,883
5.4% 6/15/47	64,000	57,614
6.75% 11/15/39	156,000	163,040
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	486,622
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	499,641
5.125% 5/15/29	2,200,000	2,117,658
5.375% 7/15/25	500,000	493,833
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	582,000	503,347
3.9% 11/15/49	1,000,000	735,019
Enbridge, Inc.:
3.4% 8/1/51	900,000	619,981
4.5% 6/10/44	250,000	208,851
Energy Transfer LP:
3.75% 5/15/30	3,554,000	3,152,860
4.25% 3/15/23	450,000	449,848
4.25% 4/1/24	525,000	516,780
4.95% 6/15/28	650,000	627,778
Enterprise Products Operating LP 5.1% 2/15/45	375,000	343,233
Equinor ASA:
1.75% 1/22/26	61,000	55,679
2.375% 5/22/30	550,000	469,110
Hess Corp.:
4.3% 4/1/27	2,575,000	2,464,833
5.8% 4/1/47	1,135,000	1,072,928
6% 1/15/40	575,000	564,652
Magellan Midstream Partners LP 3.25% 6/1/30	500,000	435,395
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	249,485
MPLX LP:
2.65% 8/15/30	702,000	576,004
4.95% 9/1/32	377,000	354,300
5.65% 3/1/53	2,300,000	2,117,813
Occidental Petroleum Corp. 2.9% 8/15/24	83,000	79,473
Ovintiv, Inc.:
5.15% 11/15/41	136,000	120,450
8.125% 9/15/30	409,000	448,020
Petroleos Mexicanos:
4.5% 1/23/26	1,000,000	920,250
6.49% 1/23/27	75,000	68,070
6.5% 3/13/27	80,000	72,432
Phillips 66 Co. 4.875% 11/15/44	300,000	273,023
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	84,458
4.65% 10/15/25	1,119,000	1,091,725
Suncor Energy, Inc. 6.5% 6/15/38	430,000	441,661
The Williams Companies, Inc.:
3.5% 11/15/30	913,000	798,959
4.65% 8/15/32	394,000	367,105
5.3% 8/15/52	89,000	80,410
Total Capital International SA 3.127% 5/29/50	800,000	572,507
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	25,000	21,766
Western Gas Partners LP:
3.35% 2/1/25	1,500,000	1,421,646
4.3% 2/1/30	1,870,000	1,656,712
		30,311,610
FINANCIALS - 30.2%
Banks - 16.0%
AIB Group PLC 4.263% 4/10/25 (b)(c)	250,000	244,226
Banco Santander SA 2.749% 12/3/30	1,000,000	781,288
Bank of America Corp.:
2.299% 7/21/32 (c)	1,500,000	1,173,069
2.676% 6/19/41 (c)	1,030,000	705,544
2.972% 2/4/33 (c)	2,500,000	2,045,854
3.483% 3/13/52 (c)	950,000	696,970
4.271% 7/23/29 (c)	700,000	657,028
4.571% 4/27/33 (c)	1,600,000	1,487,290
5.015% 7/22/33 (c)	2,000,000	1,924,207
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	200,000	197,381
Barclays PLC:
1.007% 12/10/24 (c)	307,000	295,607
2.645% 6/24/31 (c)	450,000	358,344
2.894% 11/24/32 (c)	2,250,000	1,746,968
5.2% 5/12/26	1,750,000	1,704,104
5.746% 8/9/33 (c)	349,000	336,581
7.437% 11/2/33 (c)	1,100,000	1,187,604
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	1,182,000	1,046,548
3.052% 1/13/31 (b)(c)	875,000	739,275
3.132% 1/20/33 (b)(c)	1,250,000	1,011,838
4.625% 3/13/27 (b)	450,000	431,218
BPCE SA:
2.277% 1/20/32 (b)(c)	600,000	459,425
4.875% 4/1/26 (b)	200,000	193,469
5.975% 1/18/27 (b)(c)	3,000,000	2,996,369
Citigroup, Inc.:
4.075% 4/23/29 (c)	1,600,000	1,489,370
4.45% 9/29/27	1,200,000	1,146,003
4.91% 5/24/33 (c)	599,000	567,662
Citizens Financial Group, Inc. 2.638% 9/30/32	2,015,000	1,534,973
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	1,280,000	1,074,640
Credit Agricole SA 2.811% 1/11/41 (b)	444,000	291,931
Fifth Third Bancorp 8.25% 3/1/38	300,000	374,184
HSBC Holdings PLC:
2.251% 11/22/27 (c)	1,076,000	946,493
2.357% 8/18/31 (c)	1,002,000	791,210
2.848% 6/4/31 (c)	1,800,000	1,480,768
4.762% 3/29/33 (c)	1,600,000	1,437,536
5.402% 8/11/33 (c)	815,000	781,121
7.39% 11/3/28 (c)	720,000	760,490
Huntington Bancshares, Inc. 2.487% 8/15/36 (c)	1,287,000	947,441
ING Groep NV 4.017% 3/28/28 (c)	2,000,000	1,878,216
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	1,126,000	1,077,821
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	104,000	87,340
3.882% 7/24/38 (c)	2,725,000	2,271,452
4.203% 7/23/29 (c)	600,000	562,482
4.912% 7/25/33 (c)	3,000,000	2,872,530
5.717% 9/14/33 (c)	2,500,000	2,484,227
Lloyds Banking Group PLC:
4.65% 3/24/26	1,000,000	963,530
7.953% 11/15/33 (c)	1,000,000	1,094,954
Mizuho Financial Group, Inc. 1.234% 5/22/27 (c)	1,900,000	1,647,103
National Australia Bank Ltd. 2.99% 5/21/31 (b)	1,200,000	961,129
NatWest Group PLC 2.359% 5/22/24 (c)	228,000	226,007
PNC Financial Services Group, Inc. 5.068% 1/24/34 (c)	2,200,000	2,127,285
Rabobank Nederland 3.75% 7/21/26	300,000	281,336
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	335,000	291,779
Societe Generale:
1.488% 12/14/26 (b)(c)	3,300,000	2,923,670
3% 1/22/30 (b)	430,000	355,996
3.625% 3/1/41 (b)	1,300,000	875,280
3.875% 3/28/24 (b)	700,000	685,777
6.221% 6/15/33 (b)(c)	800,000	759,788
7.367% 1/10/53 (b)	600,000	605,835
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	630,000	614,225
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/33	2,100,000	2,117,072
SVB Financial Group:
2.1% 5/15/28	1,050,000	882,374
3.125% 6/5/30	170,000	143,428
Synchrony Bank 5.625% 8/23/27	326,000	318,827
Truist Financial Corp. 5.122% 1/26/34 (c)	700,000	681,137
UniCredit SpA 1.982% 6/3/27 (b)(c)	1,200,000	1,046,518
Wells Fargo & Co.:
2.393% 6/2/28 (c)	800,000	707,267
4.478% 4/4/31 (c)	1,000,000	940,526
5.013% 4/4/51 (c)	700,000	644,228
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	1,400,000	1,340,553
Zions Bancorp NA 3.25% 10/29/29	850,000	706,607
		71,220,328
Capital Markets - 4.8%
Ares Capital Corp.:
2.15% 7/15/26	750,000	646,159
2.875% 6/15/27	1,100,000	957,149
3.25% 7/15/25	1,775,000	1,651,072
3.875% 1/15/26	240,000	222,659
4.25% 3/1/25	75,000	71,979
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (b)	523,000	308,037
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	800,000	644,671
3.091% 5/14/32 (b)(c)	1,200,000	844,363
3.75% 3/26/25	1,150,000	1,050,537
4.194% 4/1/31 (b)(c)	800,000	634,461
6.537% 8/12/33 (b)(c)	500,000	448,995
9.016% 11/15/33 (b)(c)	800,000	840,142
Deutsche Bank AG 4.5% 4/1/25	3,029,000	2,920,655
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	1,650,000	1,478,797
2.222% 9/18/24 (c)	1,000,000	977,501
6.72% 1/18/29 (c)	270,000	272,860
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (c)	1,850,000	1,630,571
4.223% 5/1/29 (c)	900,000	842,559
Morgan Stanley:
1.794% 2/13/32 (c)	740,000	563,183
2.239% 7/21/32 (c)	1,500,000	1,166,779
4.431% 1/23/30 (c)	111,000	104,490
UBS Group AG:
2.095% 2/11/32 (b)(c)	1,550,000	1,190,640
3.126% 8/13/30 (b)(c)	613,000	524,555
4.988% 8/5/33 (b)(c)	1,200,000	1,123,301
		21,116,115
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	900,000	834,909
2.45% 10/29/26	227,000	200,117
3% 10/29/28	237,000	201,951
3.3% 1/30/32	254,000	203,260
3.4% 10/29/33	526,000	409,234
3.85% 10/29/41	860,000	629,622
Ally Financial, Inc.:
2.2% 11/2/28	480,000	391,047
4.75% 6/9/27	2,100,000	2,000,872
5.75% 11/20/25	910,000	890,784
8% 11/1/31	717,000	776,143
Capital One Financial Corp.:
2.359% 7/29/32 (c)	1,785,000	1,313,332
3.8% 1/31/28	11,000	10,185
5.247% 7/26/30 (c)	662,000	634,768
5.268% 5/10/33 (c)	1,300,000	1,231,223
5.468% 2/1/29 (c)	318,000	312,200
5.817% 2/1/34 (c)	552,000	536,008
Discover Financial Services:
4.1% 2/9/27	39,000	36,955
6.7% 11/29/32	98,000	101,256
Ford Motor Credit Co. LLC:
3.625% 6/17/31	200,000	158,444
4.271% 1/9/27	400,000	362,247
4.95% 5/28/27	1,850,000	1,723,627
Synchrony Financial:
3.95% 12/1/27	75,000	68,179
4.25% 8/15/24	858,000	837,276
4.375% 3/19/24	407,000	401,351
		14,264,990
Diversified Financial Services - 2.3%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	404,000	329,250
Athene Global Funding:
1.45% 1/8/26 (b)	1,150,000	1,010,701
1.985% 8/19/28 (b)	1,355,000	1,107,107
2.5% 3/24/28 (b)	750,000	637,353
Blackstone Private Credit Fund:
2.7% 1/15/25	1,500,000	1,397,881
4.7% 3/24/25	127,000	122,490
7.05% 9/29/25 (b)	466,000	467,667
Brixmor Operating Partnership LP:
2.25% 4/1/28	410,000	344,547
4.05% 7/1/30	148,000	130,846
Corebridge Financial, Inc.:
3.65% 4/5/27 (b)	171,000	159,551
3.85% 4/5/29 (b)	168,000	151,755
3.9% 4/5/32 (b)	199,000	174,127
4.35% 4/5/42 (b)	45,000	37,091
4.4% 4/5/52 (b)	134,000	106,819
Equitable Holdings, Inc. 4.35% 4/20/28	700,000	664,896
Jackson Financial, Inc.:
3.125% 11/23/31	2,210,000	1,766,711
4% 11/23/51	800,000	535,308
5.17% 6/8/27	181,000	179,210
5.67% 6/8/32	228,000	222,755
Rexford Industrial Realty LP 2.15% 9/1/31	599,000	463,413
		10,009,478
Insurance - 3.9%
AIA Group Ltd.:
3.2% 9/16/40 (b)	950,000	714,916
3.6% 4/9/29 (b)	1,515,000	1,397,385
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	950,000	729,034
Assurant, Inc. 2.65% 1/15/32	2,100,000	1,572,986
Athene Holding Ltd.:
3.45% 5/15/52	700,000	445,154
3.95% 5/25/51	316,000	220,773
6.65% 2/1/33	800,000	821,831
Empower Finance 2020 LP:
1.776% 3/17/31 (b)	324,000	251,908
3.075% 9/17/51 (b)	540,000	350,029
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	571,000	468,093
5.625% 8/16/32 (b)	2,100,000	1,996,307
Five Corners Funding Trust II 2.85% 5/15/30 (b)	890,000	751,692
Guardian Life Insurance Co. of America 4.85% 1/24/77 (b)	400,000	334,347
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,025,000	850,199
Intact Financial Corp. 5.459% 9/22/32 (b)	1,117,000	1,097,417
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	1,050,000	983,897
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	10,815
4.375% 3/15/29	10,000	9,521
4.9% 3/15/49	834,000	770,249
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	350,000	240,356
New York Life Insurance Co. 4.45% 5/15/69 (b)	54,000	45,352
Pacific LifeCorp 3.35% 9/15/50 (b)	700,000	492,738
Prudential Financial, Inc. 6% 9/1/52 (c)	672,000	648,254
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	478,000	447,288
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600,000	570,000
Unum Group 4.125% 6/15/51	1,520,000	1,089,260
		17,309,801
TOTAL FINANCIALS		133,920,712
HEALTH CARE - 6.5%
Biotechnology - 0.4%
Amgen, Inc.:
3.375% 2/21/50	700,000	489,790
5.25% 3/2/30 (e)	222,000	220,917
5.25% 3/2/33 (e)	251,000	249,251
5.65% 3/2/53 (e)	118,000	117,029
5.75% 3/2/63 (e)	216,000	213,020
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	311,422
		1,601,429
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	641,573
Boston Scientific Corp. 2.65% 6/1/30	500,000	427,568
		1,069,141
Health Care Providers & Services - 3.5%
Centene Corp.:
2.625% 8/1/31	2,645,000	2,061,018
3% 10/15/30	1,310,000	1,068,106
4.25% 12/15/27	1,025,000	947,151
4.625% 12/15/29	585,000	534,978
Cigna Group:
3.4% 3/15/50	500,000	350,685
4.125% 11/15/25	4,000	3,890
4.375% 10/15/28	561,000	538,675
4.8% 8/15/38	1,907,000	1,756,470
4.9% 12/15/48	7,000	6,296
CVS Health Corp. 5.125% 2/21/30	2,200,000	2,160,233
HCA Holdings, Inc.:
3.375% 3/15/29 (b)	439,000	384,660
3.625% 3/15/32 (b)	440,000	371,949
4.625% 3/15/52 (b)	660,000	519,247
5.125% 6/15/39	1,217,000	1,082,577
5.25% 6/15/49	240,000	207,000
Sabra Health Care LP:
3.2% 12/1/31	588,000	436,870
3.9% 10/15/29	123,000	102,301
UnitedHealth Group, Inc. 4.75% 7/15/45	950,000	892,590
Universal Health Services, Inc.:
2.65% 10/15/30	1,704,000	1,387,688
2.65% 1/15/32	1,072,000	832,334
		15,644,718
Pharmaceuticals - 2.3%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	1,050,000	1,015,555
4.875% 6/25/48 (b)	1,150,000	997,969
Bristol-Myers Squibb Co. 4.125% 6/15/39	138,000	123,160
Elanco Animal Health, Inc.:
5.772% 8/28/23	700,000	697,438
6.4% 8/28/28 (c)	1,375,000	1,312,946
Mylan NV 4.55% 4/15/28	1,004,000	935,995
Perrigo Finance PLC 4.4% 6/15/30	600,000	515,082
Utah Acquisition Sub, Inc. 5.25% 6/15/46	650,000	505,766
Viatris, Inc.:
1.65% 6/22/25	3,427,000	3,119,496
2.7% 6/22/30	1,328,000	1,052,801
4% 6/22/50	105,000	67,727
		10,343,935
TOTAL HEALTH CARE		28,659,223
INDUSTRIALS - 3.1%
Aerospace & Defense - 1.3%
Northrop Grumman Corp. 4.03% 10/15/47	1,225,000	1,012,932
The Boeing Co.:
2.196% 2/4/26	1,200,000	1,090,020
2.75% 2/1/26	900,000	834,123
3.75% 2/1/50	1,150,000	809,030
5.04% 5/1/27	900,000	886,460
5.15% 5/1/30	885,000	856,385
		5,488,950
Airlines - 0.2%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	157,207	141,244
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	292,254	240,555
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	118,006	105,707
United Airlines, Inc. 4.55% 2/25/33	161,474	144,698
		632,204
Machinery - 0.5%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	1,276,000	1,129,000
Ingersoll-Rand Luxembourg Finance SA 4.5% 3/21/49	300,000	252,161
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	1,000,000	985,154
		2,366,315
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	25,000	22,194
Leidos, Inc. 3.625% 5/15/25	70,000	67,286
		89,480
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	459,770
Canadian Pacific Railway Co. 3.1% 12/2/51	458,000	312,565
Union Pacific Corp. 3.25% 2/5/50	800,000	577,031
		1,349,366
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.3% 2/1/25	850,000	793,456
2.875% 1/15/32	1,900,000	1,491,599
		2,285,055
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	1,601,000	1,333,996
4.375% 5/1/26 (b)	110,000	102,331
		1,436,327
TOTAL INDUSTRIALS		13,647,697
INFORMATION TECHNOLOGY - 5.8%
Electronic Equipment & Components - 1.6%
Dell International LLC/EMC Corp.:
3.45% 12/15/51 (b)	700,000	427,826
6.02% 6/15/26	2,125,000	2,151,159
6.2% 7/15/30	950,000	964,573
Vontier Corp.:
1.8% 4/1/26	3,000,000	2,609,310
2.95% 4/1/31	1,169,000	890,603
		7,043,471
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	1,054,000	936,054
Fiserv, Inc. 3.5% 7/1/29	271,000	242,323
		1,178,377
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	854,000	723,766
2.45% 2/15/31 (b)	460,000	364,499
2.6% 2/15/33 (b)	1,617,000	1,222,100
3.5% 2/15/41 (b)	371,000	265,493
3.75% 2/15/51 (b)	174,000	121,282
Marvell Technology, Inc. 2.45% 4/15/28	1,500,000	1,283,167
Micron Technology, Inc.:
2.703% 4/15/32	1,100,000	834,624
4.185% 2/15/27	1,250,000	1,183,232
NVIDIA Corp. 3.7% 4/1/60	1,050,000	800,528
		6,798,691
Software - 2.2%
Microsoft Corp. 3.3% 2/6/27	5,000,000	4,777,028
Oracle Corp.:
2.3% 3/25/28	529,000	459,076
2.875% 3/25/31	1,300,000	1,077,787
3.95% 3/25/51	1,880,000	1,350,372
4% 11/15/47	375,000	274,202
Roper Technologies, Inc. 2% 6/30/30	2,035,000	1,638,712
		9,577,177
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.8% 2/8/61	700,000	449,048
3.85% 8/4/46	800,000	676,286
		1,125,334
TOTAL INFORMATION TECHNOLOGY		25,723,050
MATERIALS - 1.3%
Chemicals - 1.3%
Celanese U.S. Holdings LLC 6.165% 7/15/27	2,000,000	1,985,177
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	1,825,000	1,527,921
3.468% 12/1/50 (b)	525,000	345,290
5% 9/26/48	850,000	703,498
Sherwin-Williams Co. 4.5% 6/1/47	375,000	314,211
Westlake Corp. 3.375% 6/15/30	900,000	777,362
		5,653,459
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	48,900
TOTAL MATERIALS		5,702,359
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Agree LP:
2% 6/15/28	2,100,000	1,740,942
4.8% 10/1/32	1,065,000	996,096
Alexandria Real Estate Equities, Inc. 1.875% 2/1/33	950,000	704,146
American Homes 4 Rent LP:
2.375% 7/15/31	44,000	34,592
3.375% 7/15/51	68,000	44,200
3.625% 4/15/32	183,000	154,605
4.3% 4/15/52	127,000	97,331
Camden Property Trust 2.8% 5/15/30	58,000	49,815
Corporate Office Properties LP:
2% 1/15/29	904,000	695,885
2.25% 3/15/26	52,000	46,374
2.75% 4/15/31	414,000	311,709
2.9% 12/1/33	1,600,000	1,129,308
Crown Castle International Corp. 3.25% 1/15/51	450,000	295,997
Hudson Pacific Properties LP:
3.95% 11/1/27	3,400,000	2,938,543
5.95% 2/15/28	1,900,000	1,766,266
Invitation Homes Operating Partnership LP:
2% 8/15/31	600,000	450,059
4.15% 4/15/32	269,000	236,631
Kite Realty Group Trust:
4% 3/15/25	14,000	13,266
4.75% 9/15/30	277,000	247,931
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	1,725,000	1,182,419
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	278,000	198,716
3.375% 2/1/31	1,402,000	1,104,799
4.5% 1/15/25	600,000	585,197
4.5% 4/1/27	1,000,000	944,184
Piedmont Operating Partnership LP 2.75% 4/1/32	86,000	60,623
Realty Income Corp.:
2.85% 12/15/32	30,000	24,641
3.25% 1/15/31	30,000	26,148
Spirit Realty LP 2.1% 3/15/28	516,000	427,471
Store Capital Corp. 2.7% 12/1/31	1,675,000	1,217,997
Sun Communities Operating LP:
2.3% 11/1/28	97,000	82,008
2.7% 7/15/31	250,000	199,446
4.2% 4/15/32	1,800,000	1,596,766
5.7% 1/15/33	1,100,000	1,082,180
UDR, Inc.:
2.1% 8/1/32	939,000	707,358
2.1% 6/15/33	374,000	272,604
Ventas Realty LP 2.5% 9/1/31	729,000	574,137
VICI Properties LP:
4.75% 2/15/28	378,000	356,579
4.95% 2/15/30	1,100,000	1,026,969
5.125% 5/15/32	78,000	72,372
Vornado Realty LP:
2.15% 6/1/26	103,000	88,250
3.4% 6/1/31	372,000	282,906
Welltower Op:
3.625% 3/15/24	10,000	9,793
4.125% 3/15/29	675,000	622,176
WP Carey, Inc.:
2.4% 2/1/31	348,000	280,553
4.25% 10/1/26	450,000	433,929
		25,413,917
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 7.55% 3/15/28	412,000	403,936
Tanger Properties LP:
2.75% 9/1/31	596,000	442,078
3.125% 9/1/26	497,000	451,094
		1,297,108
TOTAL REAL ESTATE		26,711,025
UTILITIES - 8.1%
Electric Utilities - 3.9%
Alabama Power Co. 3.05% 3/15/32	380,000	323,611
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	1,148,000	940,736
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,790,000	2,618,138
4.973% 5/1/46	750,000	639,594
Duke Energy Corp.:
2.45% 6/1/30	70,000	57,494
4.5% 8/15/32	1,240,000	1,147,589
5% 8/15/52	3,150,000	2,799,667
Duquesne Light Holdings, Inc.:
2.775% 1/7/32 (b)	266,000	209,208
3.616% 8/1/27 (b)	1,810,000	1,622,392
Entergy Corp. 2.8% 6/15/30	72,000	60,328
Exelon Corp.:
3.35% 3/15/32	1,602,000	1,367,855
4.1% 3/15/52	76,000	60,375
4.7% 4/15/50	800,000	695,840
5.1% 6/15/45	370,000	340,508
FirstEnergy Corp.:
2.25% 9/1/30	534,000	425,865
2.65% 3/1/30	780,000	646,823
4.15% 7/15/27	900,000	839,520
Nevada Power Co. 3.7% 5/1/29	75,000	69,943
Southern Co.:
4.4% 7/1/46	700,000	576,065
5.113% 8/1/27 (f)	2,050,000	2,024,320
		17,465,871
Gas Utilities - 0.2%
ONE Gas, Inc. 2% 5/15/30	278,000	226,955
Southern Co. Gas Capital Corp. 4.4% 5/30/47	625,000	506,193
		733,148
Independent Power and Renewable Electricity Producers - 2.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,215,000	1,072,338
Emera U.S. Finance LP:
3.55% 6/15/26	2,550,000	2,393,786
4.75% 6/15/46	1,775,000	1,394,696
The AES Corp.:
1.375% 1/15/26	290,000	256,640
2.45% 1/15/31	4,120,000	3,272,661
3.3% 7/15/25 (b)	216,000	202,704
3.95% 7/15/30 (b)	593,000	519,172
		9,111,997
Multi-Utilities - 1.9%
Consolidated Edison Co. of New York, Inc. 5.2% 3/1/33	1,300,000	1,300,138
NiSource, Inc.:
2.95% 9/1/29	229,000	197,648
3.6% 5/1/30	950,000	848,034
4.375% 5/15/47	650,000	543,283
4.8% 2/15/44	500,000	443,284
Puget Energy, Inc.:
2.379% 6/15/28	2,000,000	1,702,490
4.1% 6/15/30	1,023,000	918,504
4.224% 3/15/32	1,344,000	1,188,358
Sempra Energy 3.8% 2/1/38	1,500,000	1,228,709
		8,370,448
TOTAL UTILITIES		35,681,464
TOTAL NONCONVERTIBLE BONDS (Cost $437,978,830)		372,103,598

U.S. Treasury Obligations - 8.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	2,500,000	1,732,422
1.875% 2/15/41	2,943,000	2,103,440
2% 11/15/41	2,000,000	1,445,547
2% 8/15/51	527,000	354,222
2.25% 2/15/52	250,000	178,252
2.875% 5/15/52	600,000	491,320
3.625% 2/15/53	28,100,000	26,752,071
U.S. Treasury Notes 3.5% 2/15/33	2,704,000	2,614,853
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,490,781)		35,672,127

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
United Mexican States:
3.25% 4/16/30	200,000	173,663
4.5% 4/22/29	1,000,000	949,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,312,162)		1,122,663

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80 (c)	753,000	711,598
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.875% (b)(c)(g)	950,000	834,247
TOTAL PREFERRED SECURITIES (Cost $1,705,128)		1,545,845

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (h) (Cost $30,792,362)	30,786,214	30,792,372

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $510,279,263)	441,236,605
NET OTHER ASSETS (LIABILITIES) - 0.5%	2,422,514
NET ASSETS - 100.0%	443,659,119

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,888,711 or 16.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	18,373,868	51,634,293	39,215,790	497,517	-	1	30,792,372	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	-	22,944,536	22,944,536	2,216	-	-	-	0.0%
Total	18,373,868	74,578,829	62,160,326	499,733	-	1	30,792,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	372,103,598	-	372,103,598	-

U.S. Government and Government Agency Obligations	35,672,127	-	35,672,127	-

Foreign Government and Government Agency Obligations	1,122,663	-	1,122,663	-

Preferred Securities	1,545,845	-	1,545,845	-

Money Market Funds	30,792,372	30,792,372	-	-
Total Investments in Securities:	441,236,605	30,792,372	410,444,233	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $479,486,901)	$410,444,233
Fidelity Central Funds (cost $30,792,362)	30,792,372

Total Investment in Securities (cost $510,279,263)		$441,236,605
Receivable for fund shares sold		4,324,762
Interest receivable		4,047,384
Distributions receivable from Fidelity Central Funds		111,543
Total assets		449,720,294
Liabilities
Payable for investments purchased
Regular delivery	$5,255,550
Delayed delivery	803,522
Payable for fund shares redeemed	332
Distributions payable	13
Other payables and accrued expenses	1,758
Total Liabilities		6,061,175
Net Assets		$443,659,119
Net Assets consist of:
Paid in capital		$524,857,362
Total accumulated earnings (loss)		(81,198,243)
Net Assets		$443,659,119
Net Asset Value , offering price and redemption price per share ($443,659,119 ÷ 49,294,339 shares)		$9.00

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Dividends		$44,805
Interest		7,424,662
Income from Fidelity Central Funds (including $2,216 from security lending)		499,733
Total Income		7,969,200
Expenses
Custodian fees and expenses	$2,110
Independent trustees' fees and expenses	772
Total expenses before reductions	2,882
Expense reductions	(170)
Total expenses after reductions		2,712
Net Investment income (loss)		7,966,488
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,339,869)
Total net realized gain (loss)		(2,339,869)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(8,076,942)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(8,076,941)
Net gain (loss)		(10,416,810)
Net increase (decrease) in net assets resulting from operations		$(2,450,322)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,966,488	$12,441,722
Net realized gain (loss)	(2,339,869)	(8,664,638)
Change in net unrealized appreciation (depreciation)	(8,076,941)	(75,589,918)
Net increase (decrease) in net assets resulting from operations	(2,450,322)	(71,812,834)
Distributions to shareholders	(7,814,886)	(13,556,971)
Share transactions
Proceeds from sales of shares	89,493,869	159,735,606
Reinvestment of distributions	7,772,044	13,556,971
Cost of shares redeemed	(40,959,275)	(133,720,473)
Net increase (decrease) in net assets resulting from share transactions	56,306,638	39,572,104
Total increase (decrease) in net assets	46,041,430	(45,797,701)

Net Assets
Beginning of period	397,617,689	443,415,390
End of period	$443,659,119	$397,617,689

Other Information
Shares
Sold	9,952,881	15,617,775
Issued in reinvestment of distributions	870,715	1,331,839
Redeemed	(4,560,009)	(13,369,559)
Net increase (decrease)	6,263,587	3,580,055

Financial Highlights
Fidelity® Series Corporate Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.24	$11.24	$11.31	$10.84	$9.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.175	.296	.296	.353	.377	.013
Net realized and unrealized gain (loss)	(.243)	(1.974)	.054	.511	.917	(.050)
Total from investment operations	(.068)	(1.678)	.350	.864	1.294	(.037)
Distributions from net investment income	(.172)	(.295)	(.304)	(.356)	(.397)	(.013)
Distributions from net realized gain	-	(.027)	(.116)	(.038)	(.007)	-
Total distributions	(.172)	(.322)	(.420)	(.394)	(.404)	(.013)
Net asset value, end of period	$9.00	$9.24	$11.24	$11.31	$10.84	$9.95
Total Return D,E	(.71)%	(15.16)%	3.18%	8.19%	13.38%	(.37)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H,I	-% H	-% H	-% H	.01%	-% H,I
Expenses net of fee waivers, if any	-% H,I	-% H	-% H	-% H	.01%	-% H,I
Expenses net of all reductions	-% H,I	-% H	-% H	-% H	-% H	-% H,I
Net investment income (loss)	3.93% I	2.89%	2.67%	3.26%	3.73%	3.11% I
Supplemental Data
Net assets, end of period (000 omitted)	$443,659	$397,618	$443,415	$208,418	$110,465	$10,285
Portfolio turnover rate J	25% I	41%	38%	37%	32%	43% K

A For the period August 17, 2018 (commencement of operations) through August 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Series Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023,is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses   deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$386,578
Gross unrealized depreciation	(69,429,622)
Net unrealized appreciation (depreciation)	$(69,043,044)
Tax cost	$510,279,649

The Fund elected to defer to its next fiscal year approximately $9,807,001 of capital losses recognized during the period November 1,2022 to August 31,2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Corporate Bond Fund	36,310,800	10,032,934

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series Corporate Bond Fund	1,544
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending .
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Corporate Bond Fund	$242	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $170.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Series Corporate Bond Fund	-%- D
Actual		$ 1,000	$ 992.90	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans. The Board noted there was a portfolio management change for the fund in January 2022.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2024.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale . The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9891232.104
XBC-SANN-0423
Fidelity® Sustainability Bond Index Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.2)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.2)%*
Foreign investments - 8%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 25.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	650,000	552,212
2.75% 6/1/31	150,000	123,916
3.5% 9/15/53	321,000	220,362
3.55% 9/15/55	254,000	172,060
3.65% 9/15/59	125,000	84,655
3.85% 6/1/60	115,000	80,470
4.65% 6/1/44	20,000	17,016
5.15% 3/15/42	60,000	55,055
Bell Canada 3.65% 8/15/52	50,000	36,826
British Telecommunications PLC 9.625% 12/15/30	55,000	66,537
Orange SA 5.5% 2/6/44	60,000	60,531
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	142,117
7.045% 6/20/36	106,000	111,940
TELUS Corp. 3.4% 5/13/32	50,000	42,623
Verizon Communications, Inc.:
0.85% 11/20/25	135,000	120,479
1.5% 9/18/30	400,000	309,638
2.355% 3/15/32	201,000	158,017
2.85% 9/3/41	170,000	117,811
2.987% 10/30/56	123,000	75,356
3.55% 3/22/51	140,000	101,073
4% 3/22/50	38,000	30,054
4.016% 12/3/29	200,000	184,461
4.75% 11/1/41	189,000	172,830
		3,036,039
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	41,738
2.65% 1/13/31	50,000	42,587
3.35% 3/24/25	100,000	96,619
3.6% 1/13/51	20,000	15,499
3.8% 3/22/30	80,000	74,385
4.7% 3/23/50	20,000	18,715
6.2% 12/15/34	225,000	245,168
		534,711
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	50,000	45,233
1.1% 8/15/30	60,000	47,291
2.05% 8/15/50	60,000	36,307
Baidu, Inc. 4.125% 6/30/25	200,000	192,826
		321,657
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.9% 6/1/52	220,000	139,025
4.4% 4/1/33	225,000	192,448
5.5% 4/1/63	175,000	136,026
Comcast Corp.:
1.5% 2/15/31	300,000	231,642
1.95% 1/15/31	180,000	144,267
2.45% 8/15/52	100,000	59,317
2.65% 2/1/30	100,000	86,073
2.937% 11/1/56	190,000	119,173
2.987% 11/1/63	95,000	58,059
3.25% 11/1/39	40,000	31,188
3.4% 4/1/30	30,000	27,081
3.45% 2/1/50	100,000	73,165
3.75% 4/1/40	10,000	8,190
4.65% 7/15/42	50,000	46,152
4.95% 10/15/58	50,000	46,327
Discovery Communications LLC:
3.625% 5/15/30	69,000	59,047
4% 9/15/55	60,000	38,798
4.65% 5/15/50	70,000	51,336
5.3% 5/15/49	20,000	16,044
Fox Corp. 4.709% 1/25/29	210,000	200,527
Grupo Televisa SA de CV 6.625% 1/15/40	60,000	61,793
Magallanes, Inc.:
3.755% 3/15/27 (b)	50,000	45,867
4.279% 3/15/32 (b)	73,000	63,022
5.141% 3/15/52 (b)	68,000	53,305
5.391% 3/15/62 (b)	125,000	97,501
Paramount Global:
4.2% 5/19/32	60,000	49,390
4.95% 1/15/31	100,000	89,639
4.95% 5/19/50	90,000	66,633
Time Warner Cable LLC 7.3% 7/1/38	95,000	95,213
TWDC Enterprises 18 Corp. 4.125% 12/1/41	55,000	47,675
		2,433,923
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc.:
4.3% 2/15/48	100,000	76,797
4.55% 3/15/52 (b)	90,000	71,779
T-Mobile U.S.A., Inc.:
3.5% 4/15/25	530,000	507,667
3.6% 11/15/60	75,000	49,843
3.875% 4/15/30	230,000	208,552
4.5% 4/15/50	62,000	51,431
5.2% 1/15/33	130,000	126,785
5.65% 1/15/53	65,000	63,722
Vodafone Group PLC:
4.125% 5/30/25	120,000	116,784
4.375% 5/30/28	25,000	24,371
5% 5/30/38	43,000	40,386
5.125% 6/19/59	60,000	52,739
5.25% 5/30/48	20,000	18,476
6.15% 2/27/37	50,000	51,729
		1,461,061
TOTAL COMMUNICATION SERVICES		7,787,391
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Lear Corp. 3.5% 5/30/30	50,000	42,837
Automobiles - 0.4%
American Honda Finance Corp. 1.2% 7/8/25	360,000	328,188
General Motors Co.:
5.2% 4/1/45	120,000	98,955
5.6% 10/15/32	50,000	47,538
General Motors Financial Co., Inc.:
1.25% 1/8/26	555,000	490,884
2.4% 4/10/28	80,000	68,159
2.7% 8/20/27	145,000	127,744
5.65% 1/17/29	80,000	78,255
Toyota Motor Corp. 2.358% 7/2/24	60,000	57,744
		1,297,467
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	50,640
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc. 3.8% 2/15/28	100,000	91,851
Marriott International, Inc. 3.5% 10/15/32	80,000	67,720
McDonald's Corp.:
3.3% 7/1/25	11,000	10,576
3.5% 7/1/27	20,000	18,860
3.6% 7/1/30	165,000	150,525
3.7% 1/30/26	155,000	149,532
4.2% 4/1/50	18,000	14,954
4.45% 9/1/48	64,000	55,760
6.3% 3/1/38	60,000	64,845
Starbucks Corp.:
2% 3/12/27	170,000	151,261
2.55% 11/15/30	100,000	83,493
3.8% 8/15/25	50,000	48,452
4.5% 11/15/48	32,000	27,475
		935,304
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	200,000	158,975
3.4% 12/6/27	285,000	261,456
Amazon.com, Inc.:
1% 5/12/26	193,000	170,870
2.1% 5/12/31	193,000	158,764
2.875% 5/12/41	185,000	137,898
3.1% 5/12/51	193,000	138,283
3.15% 8/22/27	240,000	224,085
3.6% 4/13/32	200,000	183,093
4.25% 8/22/57	50,000	43,251
eBay, Inc.:
1.4% 5/10/26	118,000	104,876
2.7% 3/11/30	50,000	42,493
		1,624,044
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	65,000	57,302
Multiline Retail - 0.1%
Dollar General Corp. 5% 11/1/32	60,000	58,191
Dollar Tree, Inc. 4.2% 5/15/28	50,000	47,545
Target Corp.:
2.95% 1/15/52	65,000	44,302
3.9% 11/15/47	25,000	20,431
4% 7/1/42	50,000	43,726
		214,195
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	50,000	46,447
AutoZone, Inc.:
3.75% 6/1/27	50,000	47,466
4.5% 2/1/28	55,000	53,323
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	77,991
2.8% 9/15/41	90,000	60,916
3% 10/15/50	60,000	38,128
3.1% 5/3/27	34,000	31,563
4.05% 5/3/47	62,000	48,177
4.45% 4/1/62	50,000	39,168
4.5% 4/15/30	50,000	47,626
5% 4/15/33	75,000	72,191
5.125% 4/15/50	20,000	18,199
The Home Depot, Inc.:
2.375% 3/15/51	113,000	67,744
2.95% 6/15/29	280,000	250,041
3.3% 4/15/40	150,000	119,451
4.2% 4/1/43	50,000	43,734
4.5% 12/6/48	70,000	62,883
TJX Companies, Inc. 1.6% 5/15/31	125,000	98,443
		1,223,491
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	13,000	12,400
2.85% 3/27/30	20,000	17,780
3.25% 3/27/40	55,000	44,177
3.375% 3/27/50	20,000	15,561
		89,918
TOTAL CONSUMER DISCRETIONARY		5,535,198
CONSUMER STAPLES - 1.1%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	90,000	67,411
4.597% 5/25/28	110,000	106,739
PepsiCo, Inc.:
1.4% 2/25/31	200,000	157,040
1.625% 5/1/30	83,000	67,427
2.375% 10/6/26	220,000	203,013
3.6% 8/13/42	105,000	87,265
The Coca-Cola Co.:
1.45% 6/1/27	20,000	17,559
1.65% 6/1/30	10,000	8,107
2.25% 1/5/32	205,000	169,211
2.5% 6/1/40	10,000	7,252
2.6% 6/1/50	10,000	6,696
2.75% 6/1/60	70,000	46,274
3.45% 3/25/30	60,000	55,180
4.2% 3/25/50	50,000	46,073
		1,045,247
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	323,183
Kroger Co.:
1.7% 1/15/31	100,000	76,255
4.65% 1/15/48	30,000	25,674
5% 4/15/42	50,000	45,201
Sysco Corp.:
3.3% 2/15/50	50,000	34,287
4.5% 4/1/46	50,000	41,490
5.95% 4/1/30	53,000	54,941
Walgreens Boots Alliance, Inc. 3.2% 4/15/30	135,000	114,501
Walmart, Inc.:
2.5% 9/22/41	205,000	146,972
3.3% 4/22/24	120,000	117,643
4.05% 6/29/48	130,000	114,585
		1,094,732
Food Products - 0.3%
Archer Daniels Midland Co. 4.016% 4/16/43	75,000	64,101
Campbell Soup Co.:
3.65% 3/15/23	8,000	7,996
3.95% 3/15/25	100,000	97,367
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	29,583
4.85% 11/1/28	55,000	53,283
5.4% 11/1/48	22,000	20,037
7% 10/1/28	50,000	53,408
General Mills, Inc.:
2.875% 4/15/30	13,000	11,240
3% 2/1/51	50,000	35,162
4.2% 4/17/28	60,000	57,565
Kellogg Co. 4.3% 5/15/28	50,000	48,470
Kraft Heinz Foods Co. 5.5% 6/1/50	195,000	186,302
Mondelez International, Inc. 2.625% 9/4/50	50,000	31,476
Tyson Foods, Inc.:
4% 3/1/26	40,000	38,593
4.875% 8/15/34	55,000	52,348
5.1% 9/28/48	40,000	36,191
Unilever Capital Corp. 1.75% 8/12/31	135,000	106,917
		930,039
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	44,995
2.875% 2/7/50	55,000	38,604
3.1% 3/26/30	7,000	6,279
Procter & Gamble Co.:
3% 3/25/30	36,000	32,644
3.6% 3/25/50	180,000	152,041
		274,563
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	75,000	60,783
TOTAL CONSUMER STAPLES		3,405,364
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 3.337% 12/15/27	150,000	138,465
Halliburton Co.:
2.92% 3/1/30	80,000	69,147
5% 11/15/45	86,000	75,991
		283,603
Oil, Gas & Consumable Fuels - 1.0%
Enbridge Energy Partners LP 7.5% 4/15/38	50,000	55,841
Enbridge, Inc. 3.4% 8/1/51	80,000	55,109
Energy Transfer LP 4.95% 5/15/28	55,000	52,967
Enterprise Products Operating LP:
3.3% 2/15/53	250,000	169,582
5.35% 1/31/33	100,000	99,938
7.55% 4/15/38	55,000	61,909
Kinder Morgan, Inc. 5.2% 6/1/33	30,000	28,566
Magellan Midstream Partners LP 4.85% 2/1/49	50,000	42,131
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	73,182
MPLX LP:
4.5% 4/15/38	48,000	40,954
4.875% 12/1/24	152,000	149,924
4.9% 4/15/58	50,000	39,831
5% 3/1/33	100,000	93,823
5.5% 2/15/49	50,000	44,895
ONEOK Partners LP 6.65% 10/1/36	50,000	50,605
ONEOK, Inc.:
6.35% 1/15/31	187,000	191,567
7.5% 9/1/23	119,000	119,550
Phillips 66 Co.:
4.65% 11/15/34	65,000	60,658
5.875% 5/1/42	54,000	56,064
Sabine Pass Liquefaction LLC 5% 3/15/27	160,000	156,169
Spectra Energy Partners LP 4.75% 3/15/24	215,000	213,117
Targa Resources Corp. 4.95% 4/15/52	60,000	47,993
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/28	125,000	119,057
The Williams Companies, Inc.:
3.75% 6/15/27	26,000	24,436
4.3% 3/4/24	149,000	147,113
5.4% 3/2/26	100,000	100,005
5.65% 3/15/33	50,000	49,951
TransCanada PipeLines Ltd.:
4.1% 4/15/30	300,000	273,639
4.625% 3/1/34	50,000	45,563
5% 10/16/43	50,000	44,809
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	20,000	17,413
3.95% 5/15/50	50,000	38,740
4.45% 8/1/42	105,000	90,011
Valero Energy Corp.:
2.15% 9/15/27	125,000	109,976
3.4% 9/15/26	50,000	46,818
4% 4/1/29	155,000	146,178
		3,158,084
TOTAL ENERGY		3,441,687
FINANCIALS - 10.9%
Banks - 6.9%
Banco Santander SA:
0.701% 6/30/24 (c)	400,000	392,292
1.849% 3/25/26	200,000	177,284
Bank of America Corp.:
0.981% 9/25/25 (c)	600,000	556,804
1.734% 7/22/27 (c)	43,000	37,874
2.087% 6/14/29 (c)	310,000	260,647
2.651% 3/11/32 (c)	80,000	64,986
2.676% 6/19/41 (c)	360,000	246,598
2.687% 4/22/32 (c)	43,000	34,874
2.831% 10/24/51 (c)	50,000	32,015
3.458% 3/15/25 (c)	120,000	117,284
3.55% 3/5/24 (c)	250,000	249,967
3.846% 3/8/37 (c)	180,000	151,887
3.974% 2/7/30 (c)	35,000	32,017
4.083% 3/20/51 (c)	130,000	104,373
4.183% 11/25/27	95,000	90,567
4.244% 4/24/38 (c)	75,000	64,875
4.271% 7/23/29 (c)	60,000	56,317
4.33% 3/15/50 (c)	50,000	42,050
4.376% 4/27/28 (c)	100,000	95,606
4.75% 4/21/45	55,000	49,740
5.875% 2/7/42	135,000	140,548
6.204% 11/10/28 (c)	350,000	359,862
Bank of Montreal:
3.088% 1/10/37 (c)	50,000	39,366
4.338% 10/5/28 (c)	170,000	167,351
Bank of Nova Scotia:
2.45% 2/2/32	60,000	48,274
2.7% 8/3/26	65,000	59,583
4.5% 12/16/25	85,000	82,382
4.85% 2/1/30	30,000	29,105
Barclays PLC:
2.852% 5/7/26 (c)	200,000	187,259
3.33% 11/24/42 (c)	200,000	142,685
3.932% 5/7/25 (c)	200,000	194,663
4.338% 5/16/24 (c)	400,000	398,481
4.836% 5/9/28	215,000	201,450
BB&T Corp. 3.875% 3/19/29	80,000	74,299
Canadian Imperial Bank of Commerce 3.6% 4/7/32	64,000	56,422
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(d)	190,000	173,902
2.976% 11/5/30 (c)	290,000	246,857
3.106% 4/8/26 (c)	110,000	104,459
3.2% 10/21/26	191,000	177,685
3.875% 3/26/25	430,000	416,310
4.125% 7/25/28	154,000	144,124
4.65% 7/30/45	42,000	37,166
4.65% 7/23/48	115,000	103,156
5.875% 1/30/42	65,000	67,643
6.625% 6/15/32	60,000	63,407
8.125% 7/15/39	85,000	107,682
Fifth Third Bancorp:
3.95% 3/14/28	100,000	94,806
6.361% 10/27/28 (c)	70,000	72,104
HSBC Holdings PLC:
2.804% 5/24/32 (c)	40,000	31,930
4.041% 3/13/28 (c)	211,000	196,960
4.292% 9/12/26 (c)	850,000	818,251
4.755% 6/9/28 (c)	200,000	192,111
6.8% 6/1/38	100,000	102,603
7.625% 5/17/32	110,000	115,457
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	97,494
Huntington Bancshares, Inc. 2.55% 2/4/30	55,000	46,030
ING Groep NV 3.95% 3/29/27	260,000	245,976
Japan Bank International Cooperation:
1.25% 1/21/31	262,000	205,879
2.5% 5/23/24	600,000	579,212
JPMorgan Chase & Co.:
0.653% 9/16/24 (c)	1,200,000	1,167,107
0.969% 6/23/25 (c)	180,000	168,918
1.47% 9/22/27 (c)	170,000	147,376
2.069% 6/1/29 (c)	150,000	126,475
2.083% 4/22/26 (c)	20,000	18,572
2.525% 11/19/41 (c)	110,000	73,799
2.545% 11/8/32 (c)	180,000	143,917
2.956% 5/13/31 (c)	50,000	41,990
3.328% 4/22/52 (c)	80,000	56,755
3.559% 4/23/24 (c)	285,000	284,057
4.203% 7/23/29 (c)	30,000	28,124
4.323% 4/26/28 (c)	170,000	162,976
4.452% 12/5/29 (c)	185,000	175,311
4.493% 3/24/31 (c)	200,000	188,702
4.586% 4/26/33 (c)	170,000	158,436
4.912% 7/25/33 (c)	125,000	119,689
4.95% 6/1/45	92,000	84,556
6.4% 5/15/38	86,000	94,144
KeyCorp 4.1% 4/30/28	55,000	52,184
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	195,002
4.65% 3/24/26	221,000	212,940
5.871% 3/6/29 (c)	200,000	200,039
M&T Bank Corp. 5.053% 1/27/34 (c)	35,000	33,399
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (c)	200,000	174,975
2.048% 7/17/30	210,000	167,309
2.801% 7/18/24	200,000	192,661
3.455% 3/2/23	260,000	260,000
3.741% 3/7/29	110,000	100,679
4.286% 7/26/38	73,000	65,515
Mizuho Financial Group, Inc. 2.226% 5/25/26 (c)	400,000	369,305
NatWest Group PLC:
3.875% 9/12/23	200,000	198,048
4.519% 6/25/24 (c)	600,000	596,763
5.847% 3/2/27 (c)	200,000	200,102
Oesterreichische Kontrollbank AG 0.375% 9/17/25	42,000	37,662
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (c)(d)	85,000	78,947
1.15% 8/13/26	203,000	178,295
2.2% 11/1/24	80,000	76,331
6.037% 10/28/33 (c)	50,000	51,962
Rabobank Nederland 5.25% 5/24/41	54,000	56,314
Rabobank Nederland New York Branch 0.375% 1/12/24	500,000	479,716
Royal Bank of Canada:
2.3% 11/3/31	55,000	44,134
2.55% 7/16/24	100,000	96,300
4.9% 1/12/28	220,000	216,808
Santander Holdings U.S.A., Inc. 4.4% 7/13/27	73,000	69,343
Santander UK Group Holdings PLC 1.089% 3/15/25 (c)	200,000	189,447
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	200,000	181,982
2.142% 9/23/30	64,000	50,339
2.174% 1/14/27	270,000	239,610
2.348% 1/15/25	200,000	188,607
3.936% 10/16/23	120,000	118,916
5.52% 1/13/28	250,000	249,340
SVB Financial Group 2.1% 5/15/28	67,000	56,304
The Toronto-Dominion Bank:
0.55% 3/4/24	400,000	381,011
3.2% 3/10/32	95,000	81,554
3.625% 9/15/31 (c)	75,000	69,742
Truist Financial Corp.:
1.2% 8/5/25	200,000	181,928
1.267% 3/2/27 (c)	53,000	47,168
4.873% 1/26/29 (c)	35,000	34,349
6.123% 10/28/33 (c)	50,000	52,413
U.S. Bancorp:
1.375% 7/22/30	380,000	294,541
3.9% 4/26/28	94,000	89,706
Wells Fargo & Co.:
4.54% 8/15/26 (c)	1,000,000	975,778
4.897% 7/25/33 (c)	425,000	405,933
4.9% 11/17/45	280,000	247,514
Westpac Banking Corp.:
1.953% 11/20/28	50,000	42,711
2.894% 2/4/30 (c)	100,000	92,963
3.35% 3/8/27	115,000	108,083
4.11% 7/24/34 (c)	200,000	176,878
		21,683,445
Capital Markets - 2.1%
Bank of New York Mellon Corp.:
0.35% 12/7/23	370,000	356,370
1.8% 7/28/31	47,000	36,647
4.414% 7/24/26 (c)	200,000	196,180
5.834% 10/25/33 (c)	100,000	104,132
BlackRock, Inc. 3.2% 3/15/27	150,000	141,290
Charles Schwab Corp.:
1.65% 3/11/31	50,000	39,044
2% 3/20/28	115,000	100,212
2.9% 3/3/32	55,000	46,518
CI Financial Corp. 3.2% 12/17/30	55,000	41,698
CME Group, Inc. 2.65% 3/15/32	90,000	75,445
Credit Suisse AG:
0.495% 2/2/24	400,000	377,111
3.625% 9/9/24	285,000	269,380
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	50,000	51,411
Deutsche Bank AG 4.1% 1/13/26	85,000	81,073
Deutsche Bank AG London Branch 3.7% 5/30/24	85,000	83,180
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	150,000	130,238
3.7% 5/30/24	100,000	97,137
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	230,000	208,823
1.093% 12/9/26 (c)	100,000	88,022
1.948% 10/21/27 (c)	260,000	227,746
2.383% 7/21/32 (c)	100,000	78,542
2.615% 4/22/32 (c)	65,000	52,202
3.436% 2/24/43 (c)	85,000	63,422
3.691% 6/5/28 (c)	260,000	241,504
4.017% 10/31/38 (c)	75,000	61,951
4.411% 4/23/39 (c)	90,000	78,290
6.25% 2/1/41	75,000	80,250
6.75% 10/1/37	180,000	191,601
Intercontinental Exchange, Inc.:
1.85% 9/15/32	140,000	104,270
2.65% 9/15/40	225,000	157,676
3.75% 9/21/28	20,000	18,765
Jefferies Financial Group, Inc.:
4.15% 1/23/30	60,000	54,195
4.85% 1/15/27	50,000	48,998
Moody's Corp.:
4.25% 2/1/29	110,000	104,585
4.875% 12/17/48	40,000	36,112
Morgan Stanley:
1.512% 7/20/27 (c)	70,000	61,104
1.593% 5/4/27 (c)	60,000	52,974
1.794% 2/13/32 (c)	195,000	148,406
2.239% 7/21/32 (c)	70,000	54,450
2.484% 9/16/36 (c)	55,000	41,031
2.699% 1/22/31 (c)	360,000	300,747
3.217% 4/22/42 (c)	175,000	130,077
3.625% 1/20/27	268,000	253,343
3.737% 4/24/24 (c)	200,000	199,411
3.772% 1/24/29 (c)	510,000	470,834
5.123% 2/1/29 (c)	100,000	98,201
5.297% 4/20/37 (c)	95,000	88,521
5.597% 3/24/51 (c)	50,000	51,634
NASDAQ, Inc. 1.65% 1/15/31	55,000	42,049
Nomura Holdings, Inc. 1.653% 7/14/26	215,000	187,790
Northern Trust Corp.:
1.95% 5/1/30	50,000	40,917
3.375% 5/8/32 (c)	30,000	27,189
S&P Global, Inc.:
2.3% 8/15/60	85,000	47,025
3.25% 12/1/49	50,000	36,694
4.75% 8/1/28 (b)	70,000	69,429
State Street Corp.:
1.684% 11/18/27 (c)	70,000	61,876
2.623% 2/7/33 (c)	60,000	49,287
		6,637,009
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	150,000	132,236
3.4% 10/29/33	150,000	116,702
3.5% 1/15/25	150,000	142,898
Ally Financial, Inc.:
3.05% 6/5/23	90,000	89,389
5.125% 9/30/24	250,000	247,815
5.8% 5/1/25	50,000	50,033
8% 11/1/31	65,000	70,362
American Express Co.:
2.5% 7/30/24	124,000	119,294
3.4% 2/22/24	80,000	78,353
3.95% 8/1/25	120,000	116,475
4.05% 12/3/42	70,000	61,829
Capital One Financial Corp.:
2.636% 3/3/26 (c)	80,000	75,208
3.273% 3/1/30 (c)	80,000	68,975
3.75% 7/28/26	85,000	79,858
3.8% 1/31/28	160,000	148,148
5.468% 2/1/29 (c)	45,000	44,179
Discover Financial Services 4.5% 1/30/26	102,000	98,741
John Deere Capital Corp.:
3.35% 6/12/24	140,000	136,796
3.45% 3/7/29	60,000	55,434
Synchrony Financial:
4.25% 8/15/24	105,000	102,464
4.5% 7/23/25	68,000	65,472
Toyota Motor Credit Corp.:
2.4% 1/13/32	70,000	57,946
3% 4/1/25	330,000	315,855
4.625% 1/12/28	145,000	143,126
		2,617,588
Diversified Financial Services - 0.4%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	194,238
Brixmor Operating Partnership LP:
2.25% 4/1/28	50,000	42,018
4.05% 7/1/30	12,000	10,609
4.125% 5/15/29	9,000	8,107
Corebridge Financial, Inc. 3.9% 4/5/32 (b)	125,000	109,376
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	28,546
2.6% 11/15/29	20,000	17,266
3.4% 11/15/49	20,000	15,118
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	94,985
5% 4/20/48	16,000	14,140
KfW:
0% 4/18/36	125,000	72,080
2.625% 2/28/24	230,000	224,072
Landwirtschaftliche Rentenbank:
2.5% 11/15/27	230,000	211,872
3.125% 11/14/23	30,000	29,525
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	100,000	92,017
5.8% 1/15/33	30,000	30,885
Voya Financial, Inc. 3.65% 6/15/26	60,000	56,738
		1,251,592
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	50,000	38,867
3.05% 12/15/61	50,000	32,702
3.35% 5/3/26	144,000	137,140
Allstate Corp. 1.45% 12/15/30	230,000	176,358
American International Group, Inc.:
4.375% 6/30/50	50,000	42,162
4.5% 7/16/44	127,000	110,112
5.75% 4/1/48 (c)	60,000	57,900
Aon Corp. 4.5% 12/15/28	50,000	48,317
Aon PLC 4.75% 5/15/45	68,000	60,228
Arch Capital Finance LLC 4.011% 12/15/26	170,000	164,006
Arthur J. Gallagher & Co. 5.75% 3/2/53	25,000	24,851
Athene Holding Ltd. 6.15% 4/3/30	65,000	65,620
Brighthouse Financial, Inc. 3.85% 12/22/51	50,000	32,970
Brown & Brown, Inc. 4.5% 3/15/29	65,000	59,806
Hartford Financial Services Group, Inc. 2.8% 8/19/29	135,000	116,245
Lincoln National Corp.:
3.8% 3/1/28	76,000	70,324
4.375% 6/15/50	80,000	61,789
Marsh & McLennan Companies, Inc.:
2.9% 12/15/51	50,000	32,990
4.75% 3/15/39	55,000	51,176
4.9% 3/15/49	33,000	30,477
MetLife, Inc.:
4.125% 8/13/42	60,000	51,176
4.55% 3/23/30	200,000	196,402
Progressive Corp.:
3% 3/15/32	65,000	56,236
4.125% 4/15/47	50,000	42,608
4.2% 3/15/48	10,000	8,551
Prudential Financial, Inc.:
3.7% 10/1/50 (c)	55,000	46,372
4.35% 2/25/50	140,000	118,934
5.7% 9/15/48 (c)	50,000	47,250
The Travelers Companies, Inc. 5.35% 11/1/40	125,000	126,690
Unum Group 4% 6/15/29	30,000	27,456
Willis Group North America, Inc. 2.95% 9/15/29	93,000	79,443
		2,215,158
TOTAL FINANCIALS		34,404,792
HEALTH CARE - 2.6%
Biotechnology - 0.6%
AbbVie, Inc.:
2.6% 11/21/24	10,000	9,535
2.95% 11/21/26	10,000	9,229
3.2% 11/21/29	20,000	17,689
3.6% 5/14/25	180,000	173,210
4.05% 11/21/39	10,000	8,435
4.25% 11/21/49	310,000	258,138
4.7% 5/14/45	50,000	44,264
4.875% 11/14/48	120,000	109,996
Amgen, Inc.:
2.8% 8/15/41	120,000	82,478
3.15% 2/21/40	105,000	77,199
3.375% 2/21/50	30,000	20,991
4.2% 3/1/33	100,000	91,962
4.4% 5/1/45	178,000	148,852
4.875% 3/1/53	40,000	35,626
5.15% 3/2/28 (e)	120,000	119,525
5.25% 3/2/33 (e)	60,000	59,582
5.65% 3/2/53 (e)	50,000	49,588
Baxalta, Inc. 5.25% 6/23/45	135,000	127,872
Biogen, Inc. 3.25% 2/15/51	67,000	45,342
Gilead Sciences, Inc.:
2.6% 10/1/40	100,000	69,632
2.8% 10/1/50	110,000	71,434
3.65% 3/1/26	175,000	167,124
4.8% 4/1/44	52,000	47,900
		1,845,603
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 5.3% 5/27/40	140,000	144,052
Baxter International, Inc.:
1.915% 2/1/27	60,000	52,321
2.539% 2/1/32	50,000	38,740
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	119,760
3.363% 6/6/24	25,000	24,361
Boston Scientific Corp. 2.65% 6/1/30	161,000	137,677
GE Healthcare Holding LLC 5.905% 11/22/32 (b)	100,000	103,366
Medtronic, Inc. 4.375% 3/15/35	157,000	148,768
Zimmer Biomet Holdings, Inc. 2.6% 11/24/31	60,000	48,624
		817,669
Health Care Providers & Services - 1.1%
Aetna, Inc. 4.75% 3/15/44	40,000	35,002
Centene Corp.:
2.625% 8/1/31	70,000	54,545
3.375% 2/15/30	140,000	118,129
4.25% 12/15/27	90,000	83,165
Cigna Group:
1.25% 3/15/26	85,000	75,564
2.375% 3/15/31	100,000	81,414
3.75% 7/15/23	8,000	7,945
4.125% 11/15/25	12,000	11,670
4.375% 10/15/28	20,000	19,204
4.8% 8/15/38	69,000	63,553
4.8% 7/15/46	120,000	105,982
4.9% 12/15/48	19,000	17,089
CVS Health Corp.:
2.7% 8/21/40	310,000	209,423
4.25% 4/1/50	60,000	47,989
4.3% 3/25/28	150,000	143,400
4.78% 3/25/38	42,000	38,154
4.875% 7/20/35	60,000	56,376
5.05% 3/25/48	60,000	53,850
Elevance Health, Inc.:
2.375% 1/15/25	190,000	179,870
3.125% 5/15/50	50,000	34,548
3.65% 12/1/27	240,000	225,117
3.7% 9/15/49	10,000	7,536
4.101% 3/1/28	100,000	95,442
4.65% 1/15/43	65,000	58,246
HCA Holdings, Inc.:
3.625% 3/15/32 (b)	100,000	84,534
4.125% 6/15/29	289,000	263,066
4.375% 3/15/42 (b)	50,000	40,068
5.5% 6/15/47	50,000	44,966
Humana, Inc.:
3.125% 8/15/29	50,000	43,609
4.875% 4/1/30	114,000	111,588
Sabra Health Care LP 5.125% 8/15/26	30,000	28,376
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	22,584
2% 5/15/30	80,000	65,598
2.3% 5/15/31	286,000	235,744
2.375% 8/15/24	50,000	47,998
2.9% 5/15/50	36,000	24,384
3.05% 5/15/41	115,000	86,413
3.7% 8/15/49	20,000	15,677
4.375% 3/15/42	55,000	49,092
5.8% 3/15/36	50,000	52,341
6.05% 2/15/63	50,000	54,723
6.625% 11/15/37	50,000	56,329
6.875% 2/15/38	185,000	214,264
		3,364,567
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	80,000	51,086
PerkinElmer, Inc. 2.25% 9/15/31	30,000	23,265
Thermo Fisher Scientific, Inc. 2.6% 10/1/29	150,000	129,844
		204,195
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC:
1.2% 5/28/26	90,000	79,718
2.25% 5/28/31	90,000	74,930
4.875% 3/3/33	100,000	98,988
AstraZeneca PLC 4.375% 8/17/48	66,000	59,903
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	109,402
3.4% 7/26/29	16,000	14,679
3.9% 3/15/62	50,000	39,126
4.125% 6/15/39	50,000	44,623
4.55% 2/20/48	55,000	50,092
Eli Lilly & Co.:
2.25% 5/15/50	70,000	43,970
4.875% 2/27/53	50,000	49,916
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	62,000	70,049
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	250,000	232,460
Johnson & Johnson:
0.55% 9/1/25	60,000	54,148
1.3% 9/1/30	60,000	48,216
2.1% 9/1/40	60,000	41,153
2.45% 9/1/60	60,000	36,780
3.5% 1/15/48	145,000	119,529
Merck & Co., Inc.:
2.45% 6/24/50	180,000	114,541
2.9% 3/7/24	150,000	146,539
2.9% 12/10/61	100,000	64,148
Mylan NV 5.2% 4/15/48	83,000	63,390
Novartis Capital Corp. 3.7% 9/21/42	110,000	93,096
Pfizer, Inc. 2.55% 5/28/40	285,000	205,966
Viatris, Inc. 2.3% 6/22/27	105,000	90,694
		2,046,056
TOTAL HEALTH CARE		8,278,090
INDUSTRIALS - 1.3%
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.25% 4/1/26	152,000	143,857
4.1% 4/15/43	50,000	39,446
4.4% 1/15/47	50,000	40,940
4.95% 10/17/48	78,000	69,168
United Parcel Service, Inc.:
3.75% 11/15/47	58,000	47,724
5.3% 4/1/50	110,000	113,621
		454,756
Airlines - 0.0%
Southwest Airlines Co. 2.625% 2/10/30	60,000	49,977
Building Products - 0.2%
Carrier Global Corp.:
2.242% 2/15/25	620,000	582,295
3.377% 4/5/40	50,000	37,397
Johnson Controls International PLC 5.125% 9/14/45	50,000	46,465
Masco Corp.:
2% 2/15/31	29,000	22,450
3.125% 2/15/51	14,000	8,873
Owens Corning 3.95% 8/15/29	90,000	82,640
		780,120
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 1.75% 2/15/32	200,000	153,217
Waste Management, Inc.:
2% 6/1/29	55,000	45,989
2.5% 11/15/50	70,000	43,883
		243,089
Electrical Equipment - 0.1%
Eaton Corp.:
4% 11/2/32	50,000	45,804
4.15% 3/15/33	70,000	64,494
Emerson Electric Co. 2.8% 12/21/51	70,000	45,094
		155,392
Industrial Conglomerates - 0.1%
3M Co.:
2.375% 8/26/29	86,000	72,195
2.65% 4/15/25	8,000	7,578
3.05% 4/15/30	7,000	6,122
3.125% 9/19/46	50,000	34,163
3.7% 4/15/50	8,000	6,195
4% 9/14/48	50,000	40,097
General Electric Co. 5.875% 1/14/38	75,000	77,627
		243,977
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	40,000	39,008
1.1% 9/14/27	40,000	34,205
2.4% 8/9/26	140,000	128,862
Caterpillar, Inc.:
3.25% 9/19/49	50,000	38,117
5.2% 5/27/41	105,000	106,895
Cummins, Inc. 2.6% 9/1/50	50,000	31,589
Deere & Co. 2.875% 9/7/49	130,000	94,006
Otis Worldwide Corp. 3.112% 2/15/40	50,000	37,140
Parker Hannifin Corp.:
2.7% 6/14/24	60,000	57,910
4.2% 11/21/34	75,000	68,083
Stanley Black & Decker, Inc.:
2.75% 11/15/50	60,000	35,929
3% 5/15/32	50,000	40,743
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	50,000	49,258
		761,745
Road & Rail - 0.4%
Canadian National Railway Co.:
2.45% 5/1/50	40,000	24,487
2.75% 3/1/26	141,000	131,998
Canadian Pacific Railway Co.:
1.75% 12/2/26	130,000	115,125
2.45% 12/2/31	130,000	108,258
4.8% 8/1/45	60,000	54,285
CSX Corp.:
2.5% 5/15/51	115,000	70,622
3.35% 9/15/49	70,000	50,400
4.5% 3/15/49	70,000	61,164
Kansas City Southern 3.5% 5/1/50	50,000	36,391
Norfolk Southern Corp.:
2.9% 6/15/26	100,000	92,884
3.155% 5/15/55	195,000	128,296
Union Pacific Corp.:
3.2% 5/20/41	45,000	34,687
3.6% 9/15/37	145,000	122,251
3.839% 3/20/60	132,000	100,658
4.95% 5/15/53	70,000	66,989
		1,198,495
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
1.875% 8/15/26	60,000	52,372
2.875% 1/15/26	50,000	46,089
3% 2/1/30	55,000	45,656
4.625% 10/1/28	52,000	48,561
		192,678
TOTAL INDUSTRIALS		4,080,229
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.0%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	141,897
Electronic Equipment & Components - 0.2%
Amphenol Corp. 4.35% 6/1/29	50,000	48,620
Corning, Inc. 5.35% 11/15/48	20,000	19,153
Dell International LLC/EMC Corp.:
4% 7/15/24	144,000	141,101
4.9% 10/1/26	30,000	29,339
5.3% 10/1/29	80,000	77,296
8.1% 7/15/36	40,000	44,700
8.35% 7/15/46	134,000	152,117
		512,326
IT Services - 0.4%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	60,000	53,286
Fidelity National Information Services, Inc.:
1.15% 3/1/26	68,000	59,625
2.25% 3/1/31	50,000	39,331
Fiserv, Inc.:
3.5% 7/1/29	40,000	35,767
4.4% 7/1/49	120,000	97,020
Global Payments, Inc. 1.2% 3/1/26	122,000	106,648
IBM Corp.:
2.85% 5/15/40	135,000	96,487
2.95% 5/15/50	100,000	65,040
3.45% 2/19/26	166,000	158,227
MasterCard, Inc.:
3.3% 3/26/27	13,000	12,293
3.35% 3/26/30	18,000	16,490
3.85% 3/26/50	65,000	54,747
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	18,534
2.3% 6/1/30	50,000	41,231
5.25% 6/1/62	55,000	50,356
The Western Union Co. 2.85% 1/10/25	20,000	18,995
Visa, Inc.:
1.9% 4/15/27	43,000	38,564
2.05% 4/15/30	70,000	59,160
2.7% 4/15/40	50,000	37,459
2.75% 9/15/27	205,000	189,488
4.3% 12/14/45	65,000	58,665
		1,307,413
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.:
2.8% 10/1/41	50,000	36,270
2.95% 10/1/51	50,000	34,400
Applied Materials, Inc. 4.35% 4/1/47	76,000	68,230
Broadcom, Inc.:
3.419% 4/15/33 (b)	185,000	148,943
3.469% 4/15/34 (b)	400,000	316,588
4.11% 9/15/28	60,000	56,058
Intel Corp.:
2.45% 11/15/29	50,000	42,049
3.7% 7/29/25	140,000	135,418
4.6% 3/25/40	100,000	89,790
4.75% 3/25/50	150,000	129,885
4.875% 2/10/28	50,000	49,270
5.2% 2/10/33	70,000	68,692
5.7% 2/10/53	70,000	68,402
Lam Research Corp. 2.875% 6/15/50	50,000	33,358
Micron Technology, Inc. 3.366% 11/1/41	55,000	36,797
NVIDIA Corp. 2% 6/15/31	215,000	173,842
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	80,000	62,432
4.3% 6/18/29	125,000	114,844
Qualcomm, Inc.:
4.3% 5/20/47	55,000	48,087
4.65% 5/20/35	145,000	140,614
Teledyne FLIR LLC 2.5% 8/1/30	55,000	44,762
		1,898,731
Software - 0.8%
Microsoft Corp.:
2.4% 8/8/26	540,000	500,838
2.525% 6/1/50	180,000	120,204
2.921% 3/17/52	276,000	198,563
3.3% 2/6/27	350,000	334,392
Oracle Corp.:
2.5% 4/1/25	60,000	56,570
2.65% 7/15/26	242,000	221,133
2.95% 4/1/30	80,000	68,267
3.6% 4/1/50	310,000	209,957
3.85% 4/1/60	260,000	173,301
4.125% 5/15/45	50,000	37,614
6.25% 11/9/32	70,000	72,850
Roper Technologies, Inc.:
1% 9/15/25	30,000	27,026
1.4% 9/15/27	30,000	25,445
1.75% 2/15/31	30,000	23,136
2% 6/30/30	110,000	88,579
Salesforce.com, Inc.:
1.95% 7/15/31	195,000	156,392
2.7% 7/15/41	50,000	35,326
VMware, Inc.:
1.4% 8/15/26	97,000	83,771
4.7% 5/15/30	70,000	65,527
		2,498,891
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	200,000	180,314
0.7% 2/8/26	160,000	141,984
1.25% 8/20/30	200,000	157,157
1.7% 8/5/31	52,000	41,380
2.375% 2/8/41	160,000	113,118
2.8% 2/8/61	155,000	99,432
2.85% 5/11/24	50,000	48,723
2.85% 8/5/61	51,000	33,133
2.95% 9/11/49	90,000	64,747
3% 11/13/27	195,000	181,634
3.85% 5/4/43	177,000	152,209
HP, Inc. 6% 9/15/41	170,000	166,341
		1,380,172
TOTAL INFORMATION TECHNOLOGY		7,739,430
MATERIALS - 0.6%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	45,612
2.05% 5/15/30	20,000	16,717
2.8% 5/15/50	20,000	13,827
CF Industries Holdings, Inc. 5.15% 3/15/34	50,000	46,519
DuPont de Nemours, Inc.:
4.725% 11/15/28	20,000	19,674
5.419% 11/15/48	62,000	59,391
Ecolab, Inc.:
1.3% 1/30/31	125,000	95,533
2.125% 2/1/32	50,000	39,899
LYB International Finance BV:
4% 7/15/23	77,000	76,631
5.25% 7/15/43	50,000	44,223
LYB International Finance II BV 3.5% 3/2/27	90,000	83,951
LYB International Finance III LLC:
3.375% 10/1/40	50,000	35,903
3.625% 4/1/51	50,000	34,376
Nutrien Ltd.:
3.95% 5/13/50	100,000	76,229
4.2% 4/1/29	6,000	5,659
5% 4/1/49	11,000	9,918
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	281,102
4.5% 6/1/47	54,000	45,246
The Dow Chemical Co.:
2.1% 11/15/30	100,000	80,735
4.25% 10/1/34	55,000	48,968
4.8% 5/15/49	40,000	34,220
5.55% 11/30/48	30,000	28,779
The Mosaic Co. 4.25% 11/15/23	131,000	130,005
		1,353,117
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31	55,000	43,878
2.5% 3/15/30	60,000	49,612
		93,490
Containers & Packaging - 0.1%
International Paper Co.:
4.35% 8/15/48	30,000	25,306
7.3% 11/15/39	50,000	55,332
WRKCo, Inc. 4% 3/15/28	100,000	93,400
		174,038
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 5.45% 3/15/43	85,000	76,741
Newmont Corp.:
2.8% 10/1/29	70,000	59,564
5.45% 6/9/44	50,000	48,030
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	50,000	49,878
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42	50,000	43,457
		277,670
TOTAL MATERIALS		1,898,315
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2.95% 3/15/34	75,000	60,400
3% 5/18/51	100,000	64,415
American Homes 4 Rent LP 4.9% 2/15/29	75,000	71,126
American Tower Corp.:
1.3% 9/15/25	40,000	35,963
2.1% 6/15/30	60,000	47,498
3.1% 6/15/50	60,000	37,325
3.6% 1/15/28	110,000	100,681
AvalonBay Communities, Inc. 2.05% 1/15/32	105,000	83,223
Boston Properties, Inc.:
2.75% 10/1/26	40,000	36,101
3.25% 1/30/31	107,000	89,274
Corporate Office Properties LP 2.75% 4/15/31	40,000	30,117
Crown Castle International Corp.:
1.35% 7/15/25	23,000	20,889
2.25% 1/15/31	145,000	116,008
3.15% 7/15/23	100,000	99,208
3.25% 1/15/51	47,000	30,915
ERP Operating LP 4.5% 7/1/44	50,000	44,074
Federal Realty Investment Trust 3.5% 6/1/30	50,000	43,376
Healthpeak Properties, Inc. 2.875% 1/15/31	210,000	177,026
Hudson Pacific Properties LP 5.95% 2/15/28	30,000	27,888
Kilroy Realty LP 3.05% 2/15/30	50,000	39,897
Kimco Realty Op LLC:
1.9% 3/1/28	110,000	92,849
2.8% 10/1/26	150,000	137,017
National Retail Properties, Inc. 3% 4/15/52	50,000	30,963
Omega Healthcare Investors, Inc. 3.375% 2/1/31	40,000	31,521
Prologis LP:
1.625% 3/15/31	100,000	78,193
1.75% 2/1/31	100,000	78,926
4.625% 1/15/33	50,000	48,378
Realty Income Corp.:
2.85% 12/15/32	105,000	86,243
4.125% 10/15/26	75,000	72,309
Regency Centers LP 3.7% 6/15/30	50,000	44,225
Simon Property Group LP:
2.2% 2/1/31	100,000	79,875
2.65% 7/15/30	50,000	41,998
2.75% 6/1/23	75,000	74,509
3.375% 12/1/27	75,000	69,277
4.75% 3/15/42	55,000	48,378
Sun Communities Operating LP 2.7% 7/15/31	40,000	31,911
UDR, Inc. 2.1% 6/15/33	35,000	25,511
Ventas Realty LP 4.875% 4/15/49	80,000	68,041
VICI Properties LP 5.625% 5/15/52	55,000	48,722
Welltower Op:
2.7% 2/15/27	120,000	108,285
4.95% 9/1/48	36,000	30,642
Weyerhaeuser Co. 4% 11/15/29	75,000	68,288
		2,651,465
Real Estate Management & Development - 0.1%
Digital Realty Trust LP:
3.7% 8/15/27	26,000	24,076
5.55% 1/15/28	35,000	34,846
Essex Portfolio LP 2.65% 3/15/32	70,000	55,554
Mid-America Apartments LP 4.2% 6/15/28	75,000	71,386
		185,862
TOTAL REAL ESTATE		2,837,327
UTILITIES - 0.6%
Electric Utilities - 0.4%
AEP Texas, Inc. 3.8% 10/1/47	45,000	33,409
Baltimore Gas & Electric Co. 3.5% 8/15/46	50,000	37,603
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	90,000	66,497
Commonwealth Edison Co.:
3.8% 10/1/42	125,000	102,090
4% 3/1/48	86,000	70,527
Eversource Energy:
2.55% 3/15/31	125,000	102,194
2.9% 10/1/24	70,000	67,268
Exelon Corp.:
2.75% 3/15/27	110,000	99,729
4.1% 3/15/52	65,000	51,637
5.3% 3/15/33	20,000	19,749
NSTAR Electric Co. 4.95% 9/15/52	40,000	38,200
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	83,000	74,090
4.6% 6/1/52	50,000	45,531
5.3% 6/1/42	85,000	85,164
PECO Energy Co. 3.9% 3/1/48	50,000	40,945
PG&E Wildfire Recovery 5.212% 12/1/49	110,000	109,521
PPL Electric Utilities Corp. 3% 10/1/49	30,000	20,879
Public Service Electric & Gas Co.:
3.6% 12/1/47	87,000	67,263
3.65% 9/1/42	60,000	48,280
		1,180,576
Gas Utilities - 0.1%
Atmos Energy Corp.:
3% 6/15/27	100,000	92,965
4.125% 10/15/44	75,000	62,734
Piedmont Natural Gas Co., Inc. 2.5% 3/15/31	80,000	65,125
Southern California Gas Co. 2.55% 2/1/30	90,000	76,198
		297,022
Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	34,262
3.95% 4/1/50	130,000	102,719
4.45% 3/15/44	45,000	38,209
5.3% 3/1/35	50,000	49,386
5.5% 12/1/39	50,000	48,475
San Diego Gas & Electric Co. 3.75% 6/1/47	85,000	66,145
Sempra Energy:
3.4% 2/1/28	26,000	23,808
3.8% 2/1/38	30,000	24,574
4% 2/1/48	86,000	66,691
		454,269
Water Utilities - 0.0%
American Water Capital Corp.:
3.75% 9/1/47	50,000	38,977
6.593% 10/15/37	64,000	69,346
		108,323
TOTAL UTILITIES		2,040,190
TOTAL NONCONVERTIBLE BONDS (Cost $93,593,592)		81,448,013

U.S. Government and Government Agency Obligations - 44.1%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.375% 8/25/25	95,000	85,423
0.5% 6/17/25	240,000	218,114
0.625% 4/22/25	1,682,000	1,540,234
0.75% 10/8/27	125,000	107,177
0.875% 8/5/30	83,000	65,852
1.625% 10/15/24	70,000	66,353
1.75% 7/2/24	220,000	210,446
2.875% 9/12/23	150,000	148,162
6.625% 11/15/30	229,000	265,410
Federal Home Loan Bank:
0.375% 9/4/25	70,000	62,991
0.5% 4/14/25	105,000	96,080
1.25% 10/26/26	930,000	820,860
1.5% 8/15/24	50,000	47,488
2.5% 2/13/24	80,000	77,911
3.25% 6/9/28	55,000	52,297
3.25% 11/16/28	10,000	9,508
Freddie Mac:
0.25% 8/24/23	250,000	244,153
0.25% 12/4/23	375,000	360,805
0.375% 7/21/25	160,000	144,420
0.375% 9/23/25	93,000	83,580
1.5% 2/12/25	120,000	112,648
6.25% 7/15/32	130,000	150,830
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,970,742
U.S. Treasury Obligations - 42.5%
U.S. Treasury Bonds:
1.125% 5/15/40	108,000	68,356
1.125% 8/15/40	1,085,000	683,338
1.25% 5/15/50	1,382,000	766,632
1.375% 11/15/40	1,019,000	669,555
1.375% 8/15/50	1,239,000	710,199
1.625% 11/15/50	1,136,000	696,022
1.75% 8/15/41	1,632,000	1,130,925
1.875% 2/15/41	1,509,000	1,078,522
1.875% 2/15/51	96,000	62,678
1.875% 11/15/51	1,189,000	773,314
2% 11/15/41	1,046,000	756,021
2% 2/15/50	45,000	30,438
2% 8/15/51	719,000	483,275
2.25% 5/15/41	2,291,000	1,740,713
2.25% 8/15/46	6,000	4,329
2.25% 8/15/49	34,000	24,386
2.25% 2/15/52	410,000	292,333
2.375% 2/15/42	1,650,000	1,269,154
2.375% 11/15/49	1,000	737
2.375% 5/15/51	842,000	618,114
2.5% 2/15/45	235,000	179,527
2.5% 2/15/46	89,000	67,637
2.5% 5/15/46	83,000	63,070
2.75% 8/15/42	41,000	33,410
2.75% 11/15/42	4,000	3,251
2.75% 11/15/47	23,000	18,288
2.875% 5/15/43	72,000	59,563
2.875% 8/15/45	95,000	77,477
2.875% 5/15/49	12,000	9,814
2.875% 5/15/52	2,450,000	2,006,225
3% 5/15/42	13,000	11,064
3% 11/15/44	397,000	332,069
3% 5/15/45	121,000	100,997
3% 11/15/45	188,000	156,723
3% 5/15/47	17,000	14,156
3% 2/15/48	4,000	3,334
3% 8/15/48	28,000	23,369
3% 2/15/49	20,000	16,734
3% 8/15/52	2,470,000	2,076,344
3.125% 11/15/41	75,000	65,555
3.125% 2/15/43	125,000	107,710
3.125% 8/15/44	238,000	203,518
3.125% 5/15/48	57,000	48,657
3.25% 5/15/42	1,145,000	1,012,028
3.375% 8/15/42	2,510,000	2,259,784
3.375% 5/15/44	198,000	176,591
3.375% 11/15/48	32,000	28,631
3.625% 8/15/43	137,000	127,554
3.75% 8/15/41	48,000	46,067
3.75% 11/15/43	39,000	36,959
3.875% 8/15/40	20,000	19,621
4% 11/15/42	1,510,000	1,488,530
4% 11/15/52	1,765,000	1,796,439
4.375% 11/15/39	24,000	25,104
4.375% 5/15/40	45,000	46,939
4.5% 2/15/36	1,000	1,068
4.5% 5/15/38	45,000	47,739
5% 5/15/37	10,000	11,180
U.S. Treasury Notes:
0.125% 7/15/23	4,000	3,927
0.125% 7/31/23	46,000	45,075
0.125% 9/15/23	1,000	974
0.125% 2/15/24	2,240,000	2,134,825
0.25% 3/15/24	108,000	102,684
0.25% 5/15/24	1,055,000	995,079
0.25% 5/31/25	1,383,000	1,252,695
0.25% 6/30/25	277,000	250,404
0.25% 7/31/25	2,639,000	2,377,574
0.25% 8/31/25	753,000	676,288
0.25% 9/30/25	1,104,000	989,719
0.25% 10/31/25	1,359,000	1,213,651
0.375% 4/15/24	301,000	285,468
0.375% 7/15/24	100,000	93,793
0.375% 8/15/24	285,000	266,386
0.375% 9/15/24	185,000	172,411
0.375% 4/30/25	1,070,000	974,787
0.375% 11/30/25	1,261,000	1,126,428
0.375% 12/31/25	497,000	443,398
0.375% 1/31/26	781,000	693,778
0.375% 7/31/27	1,248,000	1,055,243
0.375% 9/30/27	563,000	473,514
0.5% 3/31/25	222,000	203,442
0.5% 5/31/27	1,548,000	1,322,633
0.5% 6/30/27	1,571,000	1,339,216
0.5% 8/31/27	1,129,000	957,621
0.5% 10/31/27	64,000	54,005
0.625% 10/15/24	1,190,000	1,110,000
0.625% 3/31/27	808,000	698,289
0.625% 11/30/27	509,000	431,278
0.625% 12/31/27	338,000	285,716
0.625% 5/15/30	1,415,000	1,119,177
0.625% 8/15/30	204,000	160,443
0.75% 4/30/26	1,041,000	927,995
0.75% 8/31/26	1,695,000	1,495,970
0.75% 1/31/28	263,000	223,180
0.875% 1/31/24	1,445,000	1,390,079
0.875% 6/30/26	430,000	383,238
0.875% 9/30/26	1,510,000	1,335,760
1% 12/15/24	1,025,000	956,733
1% 7/31/28	852,000	722,603
1.125% 2/28/25	328,000	305,194
1.125% 10/31/26	975,000	868,512
1.125% 2/28/27	1,000	885
1.125% 2/29/28	1,011,000	872,698
1.125% 8/31/28	10,000	8,525
1.125% 2/15/31	2,000	1,628
1.25% 8/31/24	511,000	483,035
1.25% 11/30/26	194,000	173,289
1.25% 12/31/26	225,000	200,628
1.25% 3/31/28	13,000	11,272
1.25% 4/30/28	659,000	570,215
1.25% 6/30/28	262,000	225,832
1.25% 9/30/28	1,345,000	1,152,129
1.25% 8/15/31	259,000	209,962
1.375% 1/31/25	956,000	896,138
1.375% 8/31/26	695,000	627,672
1.375% 10/31/28	1,360,000	1,171,194
1.375% 12/31/28	995,000	854,845
1.5% 2/29/24	110,000	106,129
1.5% 9/30/24	905,000	857,275
1.5% 10/31/24	556,000	525,507
1.5% 11/30/24	143,000	134,872
1.5% 2/15/25	1,150,000	1,079,023
1.5% 8/15/26	574,000	520,950
1.5% 1/31/27	173,000	155,470
1.5% 11/30/28	2,379,000	2,060,344
1.625% 9/30/26	93,000	84,615
1.625% 10/31/26	215,000	195,247
1.625% 11/30/26	136,000	123,378
1.625% 8/15/29	176,000	152,130
1.75% 6/30/24	251,000	240,283
1.75% 7/31/24	661,000	630,971
1.75% 12/31/24	707,000	668,557
1.75% 3/15/25	560,000	526,836
1.75% 1/31/29	465,000	407,256
1.875% 6/30/26	88,000	81,201
1.875% 7/31/26	238,000	219,155
1.875% 2/28/27	160,000	145,713
1.875% 2/28/29	1,065,000	939,322
2% 5/31/24	108,000	103,933
2% 11/15/26	110,000	101,174
2.125% 3/31/24	269,000	260,436
2.25% 3/31/24	205,000	198,738
2.25% 4/30/24	309,000	298,970
2.25% 3/31/26	92,000	86,225
2.25% 2/15/27	134,000	124,008
2.25% 8/15/27	535,000	491,824
2.25% 11/15/27	100,000	91,625
2.375% 2/29/24	247,000	240,372
2.375% 5/15/27	22,000	20,386
2.375% 5/15/29	16,000	14,479
2.5% 1/31/24	495,000	483,398
2.5% 4/30/24	1,985,000	1,925,683
2.5% 5/31/24	1,035,000	1,002,252
2.625% 6/30/23	10,000	9,927
2.625% 12/31/25	5,000	4,754
2.625% 5/31/27	670,000	627,000
2.625% 2/15/29	57,000	52,471
2.625% 7/31/29	2,195,000	2,012,712
2.75% 7/31/23	2,000	1,982
2.75% 2/15/24	742,000	725,363
2.75% 5/15/25	4,440,000	4,255,983
2.75% 6/30/25	82,000	78,537
2.75% 7/31/27	1,095,000	1,028,701
2.75% 2/15/28	492,000	460,328
2.75% 8/15/32	5,426,000	4,930,878
2.875% 5/31/25	10,000	9,610
2.875% 6/15/25	620,000	595,878
2.875% 11/30/25	31,000	29,680
2.875% 5/15/28	323,000	303,292
2.875% 8/15/28	61,000	57,166
2.875% 5/15/32	265,000	243,717
3% 6/30/24	1,100,000	1,070,266
3% 7/15/25	1,060,000	1,020,623
3% 10/31/25	74,000	71,080
3.125% 8/15/25	1,675,000	1,617,029
3.125% 8/31/27	2,265,000	2,161,571
3.125% 11/15/28	155,000	146,929
3.125% 8/31/29	1,435,000	1,355,122
3.25% 8/31/24	610,000	594,297
3.25% 6/30/27	670,000	642,860
3.25% 6/30/29	640,000	609,050
3.5% 9/15/25	1,630,000	1,587,149
3.5% 1/31/28	440,000	426,628
3.5% 1/31/30	670,000	647,073
3.875% 1/15/26	3,440,000	3,380,875
3.875% 11/30/27	2,005,000	1,976,413
3.875% 12/31/27	1,190,000	1,172,167
3.875% 9/30/29	1,175,000	1,159,211
3.875% 11/30/29	1,850,000	1,826,297
3.875% 12/31/29	840,000	829,763
4% 12/15/25	1,305,000	1,287,566
4% 10/31/29	2,710,000	2,694,015
4.125% 9/30/27	1,175,000	1,168,850
4.125% 10/31/27	1,765,000	1,756,175
4.125% 11/15/32	2,465,000	2,504,286
4.25% 10/15/25	2,235,000	2,216,229
4.5% 11/30/24	995,000	987,810
4.5% 11/15/25	4,340,000	4,332,710
TOTAL U.S. TREASURY OBLIGATIONS		134,008,659
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $151,567,513)		138,979,401

U.S. Government Agency - Mortgage Securities - 27.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 11.4%
1.5% 10/1/36 to 3/1/52	2,657,753	2,236,186
2% 7/1/35 to 2/1/52	12,186,942	10,130,140
2.5% 1/1/27 to 6/1/52	8,775,453	7,576,570
3% 8/1/32 to 10/1/52	7,626,739	6,821,701
3.5% 5/1/29 to 9/1/52	4,887,340	4,526,553
4% 6/1/34 to 10/1/52	1,957,424	1,859,773
4.5% 10/1/39 to 10/1/52	1,159,192	1,125,634
5% 5/1/29 to 11/1/52	1,132,649	1,124,674
5.5% 1/1/49 to 9/1/52	458,284	458,503
TOTAL FANNIE MAE		35,859,734
Freddie Mac - 8.4%
1.5% 12/1/36 to 3/1/52	2,548,891	2,029,969
2% 2/1/36 to 6/1/52	10,225,722	8,514,596
2.5% 3/1/33 to 3/1/52	7,508,645	6,415,072
3% 11/1/26 to 4/1/52	1,923,316	1,732,202
3.5% 9/1/33 to 9/1/52	2,123,737	1,963,293
4% 2/1/34 to 2/1/53	2,864,559	2,712,946
4.5% 7/1/41 to 3/1/53	1,868,267	1,808,257
5% 12/1/48 to 9/1/52	546,638	538,871
5.5% 6/1/49 to 3/1/53	651,621	651,360
6% 12/1/52	197,096	199,605
TOTAL FREDDIE MAC		26,566,171
Ginnie Mae - 5.8%
1.5% 5/20/51	43,542	34,827
2% 3/20/51 to 5/20/52	4,491,200	3,779,090
2% 3/1/53 (e)	50,000	41,909
2% 3/1/53 (e)	200,000	167,635
2.5% 12/20/49 to 8/20/52	4,719,801	4,099,754
2.5% 3/1/53 (e)	50,000	43,238
2.5% 3/1/53 (e)	50,000	43,238
3% 7/20/42 to 7/20/52	3,590,926	3,229,624
3% 3/1/53 (e)	150,000	133,808
3% 3/1/53 (e)	100,000	89,205
3.5% 2/20/46 to 10/20/52	2,531,877	2,350,247
3.5% 3/1/53 (e)	100,000	91,920
3.5% 3/1/53 (e)	100,000	91,920
4% 4/20/47 to 1/20/53	1,739,204	1,649,945
4.5% 8/20/48 to 10/20/52	1,129,057	1,097,438
4.5% 3/1/53 (e)	100,000	96,893
5% 12/20/47 to 10/20/52	537,420	533,602
5% 3/1/53 (e)	100,000	98,841
5% 3/1/53 (e)	100,000	98,841
5.5% 12/20/48 to 1/20/53	211,560	212,561
5.5% 3/1/53 (e)	200,000	200,690
6% 3/1/53 (e)	200,000	202,864
TOTAL GINNIE MAE		18,388,090
Uniform Mortgage Backed Securities - 1.7%
1.5% 3/1/53 (e)	100,000	77,214
2% 3/1/53 (e)	650,000	529,265
2% 3/1/53 (e)	150,000	122,138
2% 3/1/53 (e)	1,150,000	936,392
2% 3/1/53 (e)	500,000	407,127
2% 4/1/53 (e)	1,000,000	815,231
2.5% 3/1/53 (e)	450,000	381,235
2.5% 3/1/53 (e)	450,000	381,235
2.5% 3/1/53 (e)	200,000	169,438
2.5% 4/1/53 (e)	100,000	84,805
3% 3/1/53 (e)	100,000	87,957
3% 3/1/53 (e)	100,000	87,957
4% 3/1/53 (e)	300,000	281,391
5% 3/1/53 (e)	300,000	294,797
6% 3/1/53 (e)	200,000	202,352
6% 3/1/53 (e)	200,000	202,352
6.5% 3/1/53 (e)	100,000	102,414
6.5% 3/1/53 (e)	100,000	102,414
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,265,714
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $97,369,058)		86,079,709

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	32,000	29,154
1.39% 7/15/30	60,000	50,682
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	30,000	29,813
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	72,416	69,949
Series 2022-3 Class A2A, 3.97% 4/15/27	130,000	127,024
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	100,000	96,272
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	14,216
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	64,649	62,771
Hyundai Auto Receivables Trust 3.72% 11/16/26	88,000	85,804
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	29,181	28,936
TOTAL ASSET-BACKED SECURITIES (Cost $631,647)		594,621

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	80,221	77,003
Series 2020-BN25 Class A5, 2.649% 1/15/63	80,000	68,120
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	95,090
Series 2022-BNK39 Class A4, 2.928% 2/15/55	100,000	84,348
Series 2022-BNK41 Class A4, 3.79% 4/15/65 (c)	270,000	245,704
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A5, 2.322% 9/15/54	100,000	80,878
Series 2021-C9 Class A5, 2.299% 2/15/54	200,000	163,011
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	111,413
Series 2021-B24 Class A5, 2.5843% 3/15/54	50,000	41,302
Series 2019-B12 Class A5, 3.1156% 8/15/52	50,000	44,243
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	56,165
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	100,000	87,281
Citigroup Commercial Mortgage Trust sequential payer Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	233,689
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	64,424
Class A5, 3.0161% 9/15/52	75,000	65,136
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	80,000	74,688
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	173,204
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	208,783
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	160,607
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	161,304
Series 2020-K121 Class A2, 1.547% 10/25/30	40,000	32,293
Series 2021-K125 Class A2, 1.846% 1/25/31	50,000	41,125
Series 2021-K128 Class A2, 2.02% 3/25/31	50,000	41,661
Series 2021-K130 Class A2, 1.723% 6/25/31	100,000	80,907
Series 2021-K136 Class A2, 2.127% 11/25/31	100,000	82,933
Series 2022-K145 Class A2, 2.58% 5/25/32	600,000	514,074
Series K080 Class A2, 3.926% 7/25/28	60,000	58,140
Series 2017-K068 Class A2, 3.244% 8/25/27	70,000	66,148
Series 2019-K094 Class A2, 2.903% 6/25/29	110,000	100,137
Series 2019-K1510 Class A2, 3.718% 1/25/31	41,000	38,736
Series 2021-K123 Class A2, 1.621% 12/25/30	130,000	105,376
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	86,499
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	96,273
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	116,000	91,923
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	25,346
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	100,000	90,959
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	65,221
Series 2019-C54 Class A4, 3.146% 12/15/52	100,000	88,042
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	61,775
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	22,920
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,731,062)		4,086,881

Foreign Government and Government Agency Obligations - 2.1%
	Principal Amount (a)	Value ($)
Alberta Province:
1.3% 7/22/30	216,000	173,707
2.95% 1/23/24	110,000	107,624
Chilean Republic:
2.55% 7/27/33	400,000	313,575
3.24% 2/6/28	230,000	212,578
Export Development Canada 2.625% 2/21/24	100,000	97,385
Hungarian Republic 5.375% 3/25/24	306,000	304,910
Indonesian Republic:
1.85% 3/12/31	200,000	159,272
2.85% 2/14/30	400,000	352,575
Israeli State:
3.25% 1/17/28	370,000	345,501
3.375% 1/15/50	100,000	73,774
Italian Republic 2.875% 10/17/29	285,000	240,706
Korean Republic 2.75% 1/19/27	200,000	185,364
Manitoba Province 2.6% 4/16/24	180,000	174,781
Ontario Province:
1.125% 10/7/30	224,000	177,549
2.3% 6/15/26	107,000	99,171
Panamanian Republic:
2.252% 9/29/32	200,000	148,475
3.16% 1/23/30	400,000	342,825
3.75% 3/16/25	460,000	443,986
4% 9/22/24	48,000	46,899
Peruvian Republic:
1.862% 12/1/32	185,000	134,044
2.78% 12/1/60	65,000	37,347
3.3% 3/11/41	70,000	50,916
3.55% 3/10/51	55,000	38,974
7.35% 7/21/25	113,000	118,848
Philippine Republic:
1.648% 6/10/31	205,000	157,873
2.65% 12/10/45	200,000	133,522
5.17% 10/13/27	300,000	302,658
6.375% 10/23/34	100,000	108,511
Polish Government 3.25% 4/6/26	283,000	268,107
Quebec Province 2.5% 4/20/26	130,000	121,780
United Mexican States:
3.25% 4/16/30	200,000	173,663
3.5% 2/12/34	217,000	176,204
3.771% 5/24/61	250,000	164,109
4.6% 2/10/48	50,000	39,806
4.75% 3/8/44	100,000	82,925
5.4% 2/9/28	200,000	200,100
5.55% 1/21/45	45,000	41,479
7.5% 4/8/33	55,000	61,078
Uruguay Republic:
4.125% 11/20/45	20,000	18,010
4.375% 10/27/27	15,000	14,910
4.375% 1/23/31	128,116	124,721
4.975% 4/20/55	63,000	60,291
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,628,189)		6,630,533

Supranational Obligations - 0.8%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	80,000	70,676
Asian Development Bank:
0.5% 2/4/26	200,000	177,677
2.5% 11/2/27	726,000	668,900
Corporacion Andina de Fomento 1.625% 9/23/25	193,000	175,497
European Investment Bank:
1.25% 2/14/31	83,000	67,300
2.25% 6/24/24	50,000	48,178
2.875% 8/15/23	90,000	89,043
3.125% 12/14/23	90,000	88,571
Inter-American Development Bank:
0.625% 7/15/25	125,000	113,682
1.75% 3/14/25	66,000	62,030
2.25% 6/18/29	30,000	26,644
3.125% 9/18/28	60,000	56,495
3.2% 8/7/42	123,000	102,979
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	117,383
0.5% 10/28/25	145,000	130,169
0.75% 8/26/30	70,000	54,508
0.875% 5/14/30	67,000	53,146
1.25% 2/10/31	100,000	80,623
1.5% 8/28/24	50,000	47,431
1.625% 1/15/25	63,000	59,351
1.875% 6/19/23	20,000	19,813
2.5% 3/19/24	120,000	116,561
2.5% 3/29/32	260,000	229,306
International Finance Corp. 0.75% 8/27/30	40,000	31,274
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,974,299)		2,687,237

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25 (Cost $279,410)	279,000	260,783

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (f) (Cost $3,546,794)	3,546,085	3,546,794

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $362,321,564)	324,313,972
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(8,880,505)
NET ASSETS - 100.0%	315,433,467

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
2% 3/1/53	(200,000)	(162,851)
2% 3/1/53	(1,000,000)	(814,254)
2.5% 3/1/53	(200,000)	(169,438)
2.5% 3/1/53	(100,000)	(84,719)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,239,797)		(1,231,262)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,203,778 or 0.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	1,931,055	35,275,658	33,659,919	21,579	-	-	3,546,794	0.0%
Total	1,931,055	35,275,658	33,659,919	21,579	-	-	3,546,794

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	81,448,013	-	81,448,013	-

U.S. Government and Government Agency Obligations	138,979,401	-	138,979,401	-

U.S. Government Agency - Mortgage Securities	86,079,709	-	86,079,709	-

Asset-Backed Securities	594,621	-	594,621	-

Commercial Mortgage Securities	4,086,881	-	4,086,881	-

Foreign Government and Government Agency Obligations	6,630,533	-	6,630,533	-

Supranational Obligations	2,687,237	-	2,687,237	-

Bank Notes	260,783	-	260,783	-

Money Market Funds	3,546,794	3,546,794	-	-
Total Investments in Securities:	324,313,972	3,546,794	320,767,178	-
Other Financial Instruments:

TBA Sale Commitments	(1,231,262)	-	(1,231,262)	-
Total Other Financial Instruments:	(1,231,262)	-	(1,231,262)	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $358,774,770)	$320,767,178
Fidelity Central Funds (cost $3,546,794)	3,546,794

Total Investment in Securities (cost $362,321,564)		$324,313,972
Receivable for TBA sale commitments		1,239,797
Receivable for fund shares sold		244,049
Interest receivable		1,835,519
Distributions receivable from Fidelity Central Funds		6,254
Total assets		327,639,591
Liabilities
Payable for investments purchased
Regular delivery	$3,020,643
Delayed delivery	7,008,273
TBA sale commitments, at value	1,231,262
Payable for fund shares redeemed	849,579
Distributions payable	69,936
Accrued management fee	26,431
Total Liabilities		12,206,124
Net Assets		$315,433,467
Net Assets consist of:
Paid in capital		$359,179,803
Total accumulated earnings (loss)		(43,746,336)
Net Assets		$315,433,467
Net Asset Value , offering price and redemption price per share ($315,433,467 ÷ 34,566,554 shares)		$9.13

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$4,153,030
Income from Fidelity Central Funds		21,579
Total Income		4,174,609
Expenses
Management fee	$149,857
Independent trustees' fees and expenses	566
Total expenses before reductions	150,423
Expense reductions	(1,041)
Total expenses after reductions		149,382
Net Investment income (loss)		4,025,227
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,721,993)
Total net realized gain (loss)		(3,721,993)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(7,273,981)
TBA Sale commitments	8,535
Total change in net unrealized appreciation (depreciation)		(7,265,446)
Net gain (loss)		(10,987,439)
Net increase (decrease) in net assets resulting from operations		$(6,962,212)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,025,227	$4,599,674
Net realized gain (loss)	(3,721,993)	(2,487,959)
Change in net unrealized appreciation (depreciation)	(7,265,446)	(34,425,419)
Net increase (decrease) in net assets resulting from operations	(6,962,212)	(32,313,704)
Distributions to shareholders	(3,691,450)	(4,578,414)
Share transactions
Proceeds from sales of shares	74,604,877	157,127,726
Reinvestment of distributions	3,304,297	4,139,033
Cost of shares redeemed	(50,018,106)	(66,796,463)
Net increase (decrease) in net assets resulting from share transactions	27,891,068	94,470,296
Total increase (decrease) in net assets	17,237,406	57,578,178

Net Assets
Beginning of period	298,196,061	240,617,883
End of period	$315,433,467	$298,196,061

Other Information
Shares
Sold	8,100,332	15,593,174
Issued in reinvestment of distributions	361,800	411,340
Redeemed	(5,459,822)	(6,609,973)
Net increase (decrease)	3,002,310	9,394,541

Financial Highlights
Fidelity® Sustainability Bond Index Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.45	$10.85	$11.11	$10.71	$10.02	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.123	.174	.144	.234	.307	.058
Net realized and unrealized gain (loss)	(.330)	(1.401)	(.207)	.453	.680	.018
Total from investment operations	(.207)	(1.227)	(.063)	.687	.987	.076
Distributions from net investment income	(.113)	(.165)	(.148)	(.239)	(.295)	(.056)
Distributions from net realized gain	-	(.008)	(.049)	(.048)	(.002)	-
Total distributions	(.113)	(.173)	(.197)	(.287)	(.297)	(.056)
Net asset value, end of period	$9.13	$9.45	$10.85	$11.11	$10.71	$10.02
Total Return D,E	(2.19)%	(11.40)%	(.56)%	6.53%	10.04%	.76%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10%	.10%	.10%	.10%	.10% H
Expenses net of fee waivers, if any	.10% H	.10%	.10%	.10%	.10%	.10% H
Expenses net of all reductions	.10% H	.10%	.10%	.10%	.10%	.10% H
Net investment income (loss)	2.71% H	1.72%	1.32%	2.17%	3.03%	2.92% H
Supplemental Data
Net assets, end of period (000 omitted)	$315,433	$298,196	$240,618	$168,955	$76,897	$8,474
Portfolio turnover rate I	46% H	65%	97%	92%	89%	36% J

A For the period June 19, 2018 (commencement of operations) through August 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Sustainability Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.   Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's   Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$149,046
Gross unrealized depreciation	(37,845,839)
Net unrealized appreciation (depreciation)	$(37,696,793)
Tax cost	$362,002,230

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,285,273)
Long-term	(955,970)
Total capital loss carryforward	$(2,241,243)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainability Bond Index Fund	30,197,170	16,381,460
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,041.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Sustainability Bond Index Fund	.10%
Actual		$ 1,000	$ 978.10	$ .49
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sustainability Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high-quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index and peer group for the most recent one- and three-year period. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board considered that effective August 1, 2019, the fund's management fee rate was increased from 0.09% to 0.10%, but that the fund no longer paid operating expenses under separate agreements. The Board also considered that the chart below reflects the fund's higher management fee rate for 2019, as if the higher fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2021.The Board noted that the fund has a unitary fee that covers expenses beyond portfolio management, unlike the majority of funds within the Total Mapped Group. The Board considered that there are no ESG funds in the Total Mapped Group.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's unitary fee. The Board also considered other expenses such as transfer agent, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the fund's unitary fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked above the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021. The Board also noted that there are no other ESG funds in the Total Mapped Group. The Board further noted that, when compared to a subset of the similar sales load structure group that FMR believes is most comparable, the fund would be below the similar sales load structure group competitive median for 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9887302.104
SBI-I-SANN-0423
Fidelity® Conservative Income Bond Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Maturity Diversification (% of Fund's Investments)
Days
1 - 30	46.6
31 - 90	3.5
91 - 180	4.2
181 - 397	13.8
> 397	31.9

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets
Asset Allocation (% of Fund's net assets)

Foreign investments - 26%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 58.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
NTT Finance Corp. 0.373% 3/3/23 (b)	49,820,000	49,813,766
Media - 0.2%
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.1741% 3/15/24 (b)(c)(d)	12,405,000	12,489,825
TOTAL COMMUNICATION SERVICES		62,303,591
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 3.3%
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.9546% 4/1/24 (b)(c)(d)	28,838,000	28,847,183
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 5.2646% 4/1/25 (b)(c)(d)	26,951,000	27,053,144
Daimler Finance North America LLC:
3.65% 2/22/24 (b)	7,099,000	6,977,603
5.5% 11/27/24 (b)	12,000,000	12,030,388
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 5.7367% 4/7/25 (c)(d)	20,225,000	20,224,607
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.1077% 3/8/24 (c)(d)	19,604,000	19,564,164
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.7531% 11/17/23 (c)(d)	16,700,000	16,712,242
4.15% 6/19/23	13,857,000	13,804,054
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.2737% 6/7/24 (b)(c)(d)	25,400,000	25,425,331
0.875% 11/22/23 (b)	14,300,000	13,837,641
4.25% 11/13/23 (b)	12,800,000	12,676,737
		197,153,094
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.9745% 2/14/24 (c)(d)	16,681,000	16,657,203
TOTAL CONSUMER DISCRETIONARY		213,810,297
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.3%
7-Eleven, Inc. 0.8% 2/10/24 (b)	19,100,000	18,244,139
Tobacco - 0.7%
BAT Capital Corp. 3.222% 8/15/24	12,000,000	11,564,996
Philip Morris International, Inc. 5.125% 11/15/24	12,000,000	11,962,498
Reynolds American, Inc. 4.85% 9/15/23	14,700,000	14,648,233
		38,175,727
TOTAL CONSUMER STAPLES		56,419,866
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.1834% 2/16/24 (c)(d)	16,541,000	16,506,346
4% 10/1/23	13,375,000	13,260,900
Equinor ASA 2.65% 1/15/24	19,000,000	18,583,043
Phillips 66 Co. 0.9% 2/15/24	5,000,000	4,786,452
		53,136,741
FINANCIALS - 41.2%
Banks - 25.6%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.2163% 2/4/25 (c)(d)	28,500,000	28,484,325
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 5.6051% 4/25/25 (c)(d)	9,760,000	9,799,528
0.523% 6/14/24 (c)	23,400,000	23,027,706
0.81% 10/24/24 (c)	15,000,000	14,531,080
1.843% 2/4/25 (c)	9,500,000	9,154,104
3.458% 3/15/25 (c)	18,300,000	17,885,734
3.841% 4/25/25 (c)	29,200,000	28,596,579
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 4.6591% 9/15/23 (c)(d)	25,000,000	25,002,274
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.270% 4.7219% 4/14/23 (c)(d)	27,400,000	27,400,540
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 4.8969% 4/15/24 (c)(d)	29,350,000	29,350,587
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 4.9441% 9/15/23 (c)(d)	26,000,000	26,036,026
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 4.6541% 9/15/23 (c)(d)	30,450,000	30,447,410
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8925% 7/31/24 (c)(d)	26,000,000	25,965,766
0.55% 9/15/23	5,000,000	4,872,818
Banque Federative du Credit Mutuel SA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 4.9672% 2/4/25 (b)(c)(d)	10,000,000	9,890,900
Barclays PLC 1.007% 12/10/24 (c)	15,250,000	14,684,073
BNP Paribas SA:
3.5% 3/1/23 (b)	16,600,000	16,600,000
4.705% 1/10/25 (b)(c)	25,144,000	24,881,343
BPCE SA:
3 month U.S. LIBOR + 1.240% 5.9751% 9/12/23 (b)(c)(d)	14,800,000	14,845,594
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.0219% 1/14/25 (b)(c)(d)	14,031,000	13,905,056
2.375% 1/14/25 (b)	8,819,000	8,289,429
4% 9/12/23 (b)	6,110,000	6,046,615
5.15% 7/21/24 (b)	19,762,000	19,452,474
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 4.753% 6/22/23 (c)(d)	27,203,000	27,206,271
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 5.3768% 4/7/25 (c)(d)	26,960,000	27,083,761
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	22,734,000	22,642,856
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 5.9232% 5/24/25 (c)(d)	24,955,000	25,134,315
0.776% 10/30/24 (c)	15,000,000	14,498,908
0.981% 5/1/25 (c)	8,663,000	8,181,364
Credit Agricole SA 3.875% 4/15/24 (b)	9,500,000	9,317,973
Danske Bank A/S:
3.875% 9/12/23 (b)	9,117,000	9,031,670
6.466% 1/9/26 (b)(c)	5,121,000	5,152,476
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.2464% 3/28/25 (b)(c)(d)	27,000,000	27,045,090
0.856% 9/30/25 (b)(c)	16,250,000	15,004,655
2.968% 3/28/25 (b)(c)	10,200,000	9,876,135
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.9821% 5/21/24 (b)(c)(d)	25,121,000	25,041,469
Fifth Third Bancorp 3.65% 1/25/24	38,784,000	38,231,466
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.1324% 11/22/24 (c)(d)	20,000,000	19,812,314
0.732% 8/17/24 (c)	20,000,000	19,504,648
1.162% 11/22/24 (c)	10,636,000	10,261,678
3.803% 3/11/25 (c)	10,500,000	10,279,396
3.95% 5/18/24 (c)	22,100,000	22,001,936
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 5.7434% 5/16/25 (c)(d)	25,700,000	25,858,312
4.008% 5/16/25 (c)	9,375,000	9,194,411
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.9815% 3/16/24 (c)(d)	40,575,000	40,578,196
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 5.3569% 6/14/25 (c)(d)	25,155,000	25,243,294
0.697% 3/16/24 (c)	26,600,000	26,535,096
1.561% 12/10/25 (c)	7,429,000	6,905,203
3.22% 3/1/25 (c)	5,000,000	4,879,949
3.559% 4/23/24 (c)	24,785,000	24,702,968
3.797% 7/23/24 (c)	11,250,000	11,168,819
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.7069% 6/14/24 (c)(d)	28,390,000	28,325,271
Lloyds Banking Group PLC 3.9% 3/12/24	11,900,000	11,695,249
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 5.5019% 7/26/23 (c)(d)	15,000,000	15,002,880
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 5.6819% 7/26/23 (c)(d)	25,243,000	25,297,743
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 5.711% 9/12/25 (c)(d)	20,000,000	20,149,200
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.1046% 7/18/25 (c)(d)	25,000,000	25,301,500
0.848% 9/15/24 (c)	14,209,000	13,833,677
0.953% 7/19/25 (c)	24,800,000	23,152,403
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	17,000,000	16,553,217
3.922% 9/11/24 (c)	18,000,000	17,811,557
NatWest Markets PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 5.863% 3/22/25 (b)(c)(d)	17,169,000	17,192,333
Nordea Bank ABP 3.75% 8/30/23 (b)	9,200,000	9,125,217
Rabobank Nederland 2.625% 7/22/24 (b)	12,200,000	11,737,585
Rabobank Nederland New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 4.7469% 1/12/24 (c)(d)	9,000,000	8,995,473
0.375% 1/12/24	18,000,000	17,269,786
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.9461% 10/26/23 (c)(d)	31,000,000	31,034,224
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 5.6576% 7/19/23 (c)(d)	12,997,000	13,027,676
0.508% 1/12/24	5,000,000	4,793,998
Svenska Handelsbanken AB 0.55% 6/11/24 (b)	12,400,000	11,653,364
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 5.3362% 4/4/25 (b)(c)(d)	16,717,000	16,700,282
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 4.5215% 6/2/23 (c)(d)	30,250,000	30,237,789
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.6748% 3/4/24 (c)(d)	32,800,000	32,768,564
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 5.2577% 3/8/24 (c)(d)	23,752,000	23,857,820
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 4.6546% 1/17/24 (c)(d)	30,450,000	30,387,547
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.0838% 3/9/23 (c)(d)	32,136,000	32,139,181
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.7538% 6/9/25 (c)(d)	27,500,000	27,286,600
Wells Fargo & Co.:
1.654% 6/2/24 (c)	14,873,000	14,725,980
3.3% 9/9/24	12,100,000	11,745,746
3.75% 1/24/24	19,485,000	19,192,253
		1,510,518,705
Capital Markets - 7.9%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 4.909% 3/18/24 (c)(d)	11,600,000	11,609,519
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 4.9354% 8/9/23 (c)(d)	16,400,000	16,267,637
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 4.9306% 2/2/24 (c)(d)	50,000,000	48,769,000
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 5.8127% 2/21/25 (c)(d)	21,200,000	20,275,868
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.0557% 11/8/23 (c)(d)	28,400,000	28,371,972
0.962% 11/8/23	19,741,000	19,145,570
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.1779% 1/24/25 (c)(d)	27,000,000	26,958,876
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 5.7841% 3/15/24 (c)(d)	25,953,000	26,137,383
1.757% 1/24/25 (c)	8,800,000	8,470,311
4% 3/3/24	18,000,000	17,733,131
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.9583% 1/25/24 (c)(d)	16,992,000	16,981,414
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.0208% 11/10/23 (c)(d)	25,185,000	25,181,616
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.1251% 1/24/25 (c)(d)	27,000,000	26,940,330
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 5.6371% 4/17/25 (c)(d)	26,956,000	27,080,267
3.7% 10/23/24	12,100,000	11,786,978
3.737% 4/24/24 (c)	15,000,000	14,955,842
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.6163% 6/1/23 (b)(c)(d)	23,250,000	23,260,229
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 4.9154% 2/9/24 (b)(c)(d)	36,650,000	36,627,277
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.0054% 8/9/24 (b)(c)(d)	17,225,000	17,235,208
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 4.9192% 1/13/25 (b)(c)(d)	20,750,000	20,702,140
UBS Group AG 1.008% 7/30/24 (b)(c)	20,100,000	19,700,946
		464,191,514
Consumer Finance - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.1017% 9/29/23 (c)(d)	20,613,000	20,512,985
American Express Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 5.2686% 5/3/24 (c)(d)	21,545,000	21,613,591
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.0434% 12/6/24 (c)(d)	24,955,000	24,794,040
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.9054% 5/9/25 (c)(d)	25,611,000	25,604,316
1.343% 12/6/24 (c)	17,000,000	16,385,087
3.3% 10/30/24	6,000,000	5,792,818
4.166% 5/9/25 (c)	9,600,000	9,384,839
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.0717% 12/29/23 (c)(d)	25,490,000	25,583,548
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.7548% 4/6/23 (c)(d)	30,100,000	30,099,989
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.9% 6/13/23 (c)(d)	25,000,000	25,008,667
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.033% 3/22/24 (c)(d)	26,000,000	26,055,978
		230,835,858
Diversified Financial Services - 1.1%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.2511% 5/24/24 (b)(c)(d)	32,000,000	31,803,200
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 5.1497% 1/7/25 (b)(c)(d)	31,450,000	30,886,177
		62,689,377
Insurance - 2.7%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 4.8301% 4/6/23 (b)(c)(d)	31,725,000	31,713,855
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	11,900,000	11,700,072
New York Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 4.755% 6/6/24 (b)(c)(d)	26,200,000	26,218,923
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8327% 4/12/24 (b)(c)(d)	30,000,000	29,839,502
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.8969% 4/12/24 (b)(c)(d)	19,254,000	19,254,000
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 4.9731% 3/31/23 (b)(c)(d)	16,000,000	15,999,987
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 5.3964% 3/28/25 (b)(c)(d)	28,000,000	28,054,880
		162,781,219
TOTAL FINANCIALS		2,431,016,673
HEALTH CARE - 2.3%
Health Care Providers & Services - 0.4%
Humana, Inc. 0.65% 8/3/23	24,164,000	23,689,262
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.9846% 10/18/24 (c)(d)	13,321,000	13,307,702
Pharmaceuticals - 1.7%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (b)	25,800,000	25,452,038
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 5.3052% 3/24/24 (c)(d)	28,800,000	28,721,440
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 4.6872% 9/11/23 (b)(c)(d)	33,325,000	33,337,630
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	13,000,000	12,807,475
		100,318,583
TOTAL HEALTH CARE		137,315,547
INDUSTRIALS - 3.0%
Industrial Conglomerates - 0.8%
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.7901% 3/11/24 (b)(c)(d)	32,000,000	32,020,816
0.4% 3/11/23 (b)	19,270,000	19,244,701
		51,265,517
Machinery - 2.2%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.0048% 11/13/23 (c)(d)	26,000,000	26,028,229
0.25% 3/1/23	25,350,000	25,350,000
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 4.8384% 6/14/23 (b)(c)(d)	26,800,000	26,803,349
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 5.433% 4/5/24 (b)(c)(d)	20,950,000	20,965,679
1.125% 12/14/23 (b)	23,400,000	22,646,276
5.2% 1/17/25 (b)	6,190,000	6,150,200
		127,943,733
TOTAL INDUSTRIALS		179,209,250
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6746% 10/1/24 (c)(d)	9,050,000	8,958,768
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 4.8747% 1/11/24 (c)(d)	14,294,000	14,259,442
UTILITIES - 4.5%
Electric Utilities - 3.7%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6101% 6/10/23 (c)(d)	14,005,000	13,993,138
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.8051% 5/10/23 (c)(d)	17,114,000	17,108,713
NextEra Energy Capital Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.9486% 11/3/23 (c)(d)	28,375,000	28,362,892
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 4.8363% 3/1/23 (c)(d)	16,898,000	16,898,000
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 4.9739% 9/28/23 (c)(d)	8,800,000	8,775,778
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 4.7452% 6/24/24 (c)(d)	28,621,000	28,574,897
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 5.0646% 4/3/23 (c)(d)	25,000,000	24,996,316
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.2546% 4/1/24 (c)(d)	25,000,000	24,967,570
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.9251% 5/10/23 (c)(d)	16,711,000	16,704,316
2.95% 7/1/23	25,000,000	24,791,338
Virginia Electric & Power Co. 3.45% 2/15/24	13,385,000	13,124,846
		218,297,804
Gas Utilities - 0.2%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 5.1034% 3/9/23 (c)(d)	9,180,000	9,180,389
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 5.1027% 9/14/23 (c)(d)	4,524,000	4,517,578
		13,697,967
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.2048% 5/13/24 (c)(d)	20,794,000	20,694,215
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 5.299% 9/15/23 (c)(d)	12,339,000	12,338,291
		33,032,506
TOTAL UTILITIES		265,028,277
TOTAL NONCONVERTIBLE BONDS (Cost $3,428,525,293)		3,421,458,452

U.S. Treasury Obligations - 12.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.59% to 4.75% 5/11/23 to 1/25/24	530,143,900	516,205,198
U.S. Treasury Notes:
3% 6/30/24	147,000,000	143,026,406
4.125% 1/31/25	100,250,000	98,945,967
TOTAL U.S. TREASURY OBLIGATIONS (Cost $759,893,924)		758,177,571

Certificates of Deposit - 11.7%
	Principal Amount (a)	Value ($)
Bank of America NA 5.12% 8/31/23	16,000,000	15,991,338
Bank of Montreal yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.3% 8/1/23 (c)(d)	33,750,000	33,829,397
Bank of Nova Scotia yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.640% 5.19% 8/23/23 (c)(d)	28,500,000	28,557,011
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.2% 6/8/23 (c)(d)	30,000,000	30,037,920
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.36% 8/11/23 (c)(d)	33,700,000	33,699,916
5.4% 11/6/23	22,000,000	21,987,731
5.56% 11/27/23	26,000,000	26,000,322
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 4.83% 3/3/23 (c)(d)	33,800,000	33,800,575
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.31% 8/22/23 (c)(d)	33,750,000	33,857,106
Credit Suisse AG yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.8727% 3/20/23 (c)(d)	35,000,000	34,998,670
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.2514% 3/23/23 (c)(d)	33,800,000	33,805,384
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.720% 5.27% 8/14/23 (c)(d)	28,700,000	28,769,626
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.36% 7/3/23 (c)(d)	24,000,000	24,054,852
Mizuho Corporate Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.780% 5.33% 4/26/23 (c)(d)	24,000,000	24,026,153
MUFG Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.540% 5.09% 3/17/23 (c)(d)	33,700,000	33,706,983
Natexis Banques Populaires New York Branch yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.24% 8/14/23 (c)(d)	33,700,000	33,776,883
Nordea Bank Finland PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.13% 8/31/23 (c)(d)	33,600,000	33,672,028
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.13% 9/19/23 (c)(d)	24,000,000	24,046,548
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.15% 5/3/23 (c)(d)	33,600,000	33,625,422
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.2% 7/7/23 (c)(d)	30,000,000	30,049,602
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.25% 7/11/23 (c)(d)	31,000,000	31,058,361
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 5.35% 8/1/23 (c)(d)	33,750,000	33,836,991
Svenska Handelsbanken, Inc. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.28% 8/3/23 (c)(d)	30,000,000	30,073,935
TOTAL CERTIFICATES OF DEPOSIT (Cost $686,350,000)		687,262,754

Commercial Paper - 8.5%
	Principal Amount (a)	Value ($)
AT&T, Inc. 5.42% 12/19/23	20,000,000	19,113,426
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.23% 7/11/23 (c)(d)	31,000,000	30,998,937
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.25% 10/6/23 (c)(d)	24,000,000	24,070,584
Bank of Nova Scotia U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.15% 8/25/23 (c)(d)	24,000,000	24,043,490
BPCE SA yankee 5.15% 12/7/23	23,500,000	22,535,772
Cigna Group 4.92% 3/28/23	28,500,000	28,393,268
Citigroup Global Markets, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.2% 9/22/23 (c)(d)	32,000,000	31,999,965
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.23% 4/28/23 (c)(d)	33,750,000	33,780,686
General Motors Financial Co., Inc. 5.57% 4/12/23	24,000,000	23,852,309
HSBC U.S.A., Inc. yankee 5.35% 11/1/23	26,000,000	25,069,382
National Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.22% 4/26/23 (c)(d)	33,750,000	33,780,898
NatWest Markets PLC yankee:
5.28% 11/7/23	26,000,000	25,040,860
5.34% 2/9/24	23,700,000	22,471,337
Philip Morris International, Inc. 5% 10/24/23	22,000,000	21,278,886
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.21% 7/7/23 (c)(d)	29,000,000	28,998,988
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.3% 7/27/23 (c)(d)	33,750,000	33,821,874
Svenska Handelsbanken AB U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 5.14% 3/1/23 (c)(d)	35,000,000	35,000,000
Svenska Handelsbanken, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.24% 8/29/23 (c)(d)	19,000,000	19,049,166
The Toronto-Dominion Bank yankee 4.97% 10/27/23	22,000,000	21,230,178
TOTAL COMMERCIAL PAPER (Cost $504,292,166)		504,530,006

Money Market Funds - 8.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (e) (Cost $511,392,349)	511,342,956	511,445,224

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,890,453,732)	5,882,874,007
NET OTHER ASSETS (LIABILITIES) - 0.2%	11,132,682
NET ASSETS - 100.0%	5,894,006,689

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,006,102,430 or 17.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	687,128,909	1,540,501,004	1,716,184,689	12,739,173	-	-	511,445,224	1.2%
Total	687,128,909	1,540,501,004	1,716,184,689	12,739,173	-	-	511,445,224

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	3,421,458,452	-	3,421,458,452	-

U.S. Government and Government Agency Obligations	758,177,571	-	758,177,571	-

Certificates of Deposit	687,262,754	-	687,262,754	-

Commercial Paper	504,530,006	-	504,530,006	-

Money Market Funds	511,445,224	511,445,224	-	-
Total Investments in Securities:	5,882,874,007	511,445,224	5,371,428,783	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,379,061,383)	$5,371,428,783
Fidelity Central Funds (cost $511,392,349)	511,445,224

Total Investment in Securities (cost $5,890,453,732)		$5,882,874,007
Cash		1,377,258
Receivable for fund shares sold		10,055,049
Interest receivable		28,246,668
Distributions receivable from Fidelity Central Funds		2,213,067
Receivable from investment adviser for expense reductions		532,276
Other receivables		15,654
Total assets		5,925,313,979
Liabilities
Payable for investments purchased	$13,038,512
Payable for fund shares redeemed	11,649,341
Distributions payable	4,831,427
Accrued management fee	1,465,353
Other affiliated payables	307,003
Other payables and accrued expenses	15,654
Total Liabilities		31,307,290
Net Assets		$5,894,006,689
Net Assets consist of:
Paid in capital		$5,906,942,223
Total accumulated earnings (loss)		(12,935,534)
Net Assets		$5,894,006,689

Net Asset Value and Maximum Offering Price
Conservative Income Bond :
Net Asset Value , offering price and redemption price per share ($1,506,300,918 ÷ 150,300,275 shares)		$10.02
Institutional Class :
Net Asset Value , offering price and redemption price per share ($4,387,705,771 ÷ 437,797,731 shares)		$10.02

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$100,981,682
Income from Fidelity Central Funds		12,739,173
Total Income		113,720,855
Expenses
Management fee	$8,771,855
Transfer agent fees	1,838,875
Independent trustees' fees and expenses	11,409
Total expenses before reductions	10,622,139
Expense reductions	(2,612,874)
Total expenses after reductions		8,009,265
Net Investment income (loss)		105,711,590
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,359,365)
Total net realized gain (loss)		(2,359,365)
Change in net unrealized appreciation (depreciation) on investment securities		18,143,103
Net gain (loss)		15,783,738
Net increase (decrease) in net assets resulting from operations		$121,495,328
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,711,590	$37,082,550
Net realized gain (loss)	(2,359,365)	(2,453,592)
Change in net unrealized appreciation (depreciation)	18,143,103	(36,185,948)
Net increase (decrease) in net assets resulting from operations	121,495,328	(1,556,990)
Distributions to shareholders	(105,733,751)	(38,320,313)
Share transactions - net increase (decrease)	(211,905,579)	(1,244,820,263)
Total increase (decrease) in net assets	(196,144,002)	(1,284,697,566)

Net Assets
Beginning of period	6,090,150,691	7,374,848,257
End of period	$5,894,006,689	$6,090,150,691

Financial Highlights
Fidelity® Conservative Income Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.99	$10.05	$10.07	$10.04	$10.04	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.177	.049	.029	.146	.247	.180
Net realized and unrealized gain (loss)	.030	(.056)	(.019)	.031	- C	(.004)
Total from investment operations	.207	(.007)	.010	.177	.247	.176
Distributions from net investment income	(.177)	(.051)	(.028)	(.147)	(.247)	(.176)
Distributions from net realized gain	-	(.002)	(.002)	-	-	-
Total distributions	(.177)	(.053)	(.030)	(.147)	(.247)	(.176)
Net asset value, end of period	$10.02	$9.99	$10.05	$10.07	$10.04	$10.04
Total Return D,E	2.09%	(.07)%	.10%	1.77%	2.49%	1.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40% H	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.35% H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	3.57% H	.49%	.29%	1.45%	2.46%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,506,301	$1,568,087	$2,010,520	$2,845,333	$2,757,403	$2,432,108
Portfolio turnover rate I	49% H	50%	62% J	56%	36%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Conservative Income Bond Fund Institutional Class

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.99	$10.05	$10.07	$10.04	$10.04	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.182	.059	.039	.156	.257	.190
Net realized and unrealized gain (loss)	.030	(.056)	(.019)	.031	- C	(.004)
Total from investment operations	.212	.003	.020	.187	.257	.186
Distributions from net investment income	(.182)	(.061)	(.038)	(.157)	(.257)	(.186)
Distributions from net realized gain	-	(.002)	(.002)	-	-	-
Total distributions	(.182)	(.063)	(.040)	(.157)	(.257)	(.186)
Net asset value, end of period	$10.02	$9.99	$10.05	$10.07	$10.04	$10.04
Total Return D,E	2.14%	.03%	.20%	1.88%	2.59%	1.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.35% H	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.67% H	.59%	.39%	1.55%	2.56%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$4,387,706	$4,522,064	$5,364,328	$9,362,863	$9,371,991	$7,921,474
Portfolio turnover rate I	49% H	50%	62% J	56%	36%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

During March 2023, the Board approved the consolidation of Conservative Income Bond share class into Institutional Class. Institutional Class was then renamed Fidelity Conservative Income Bond Fund. These changes were effective April 1, 2023.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Conservative Income Bond Fund	$15,654

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,584,606
Gross unrealized depreciation	(13,164,331)
Net unrealized appreciation (depreciation)	$(7,579,725)
Tax cost	$5,890,453,732

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,453,592)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Bond Fund	544,286,802	956,711,000

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

During March 2023, the Board approved changes to the management fee effective April 1, 2023. The Fund will pay a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser will pay all other fund-level expenses, except the compensation of the independent Trustees, and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Conservative Income Bond	$753,798.10
Institutional Class	1,085,077.05
	$1,838,875

A Annualized

During March 2023, the Board approved changes to the transfer agent fees effective April 1, 2023. Fidelity Conservative Income Bond Fund share class (formerly named Institutional Class) will pay an asset-based fee of .10% of class-level average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.
The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Bond	.35%	$398,182
Institutional Class	.25%	2,214,244
		$2,612,426

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $448.

Effective April 1, 2023, the investment adviser contractually agreed to reimburse expenses of Fidelity Conservative Income Bond Fund share class (formerly named Institutional Class) to the extent annual operating expenses exceed .25% of class-level average net assets. This reimbursement will remain in place through June 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Conservative Income Bond Fund
Distributions to shareholders
Conservative Income Bond	$26,693,710	$8,754,163
Institutional Class	79,040,041	29,566,150
Total	$105,733,751	$38,320,313

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Conservative Income Bond Fund
Conservative Income Bond
Shares sold	35,111,758	53,966,835	$350,937,310	$539,928,940
Reinvestment of distributions	2,302,907	771,853	23,020,032	7,715,519
Shares redeemed	(44,011,940)	(97,830,724)	(439,778,701)	(979,511,160)
Net increase (decrease)	(6,597,275)	(43,092,036)	$(65,821,359)	$(431,866,701)
Institutional Class
Shares sold	109,245,571	270,630,970	$1,091,786,055	$2,709,599,692
Reinvestment of distributions	5,789,018	2,071,661	57,867,819	20,714,370
Shares redeemed	(129,691,480)	(353,834,362)	(1,295,738,094)	(3,543,267,624)
Net increase (decrease)	(14,656,891)	(81,131,731)	$(146,084,220)	$(812,953,562)

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity® Conservative Income Bond Fund
Fidelity® Conservative Income Bond Fund	.35%
Actual		$ 1,000	$ 1,020.90	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.06	$ 1.76
Institutional Class	.25%
Actual		$ 1,000	$ 1,021.40	$ 1.25
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv)  broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2021 and above the ASPG competitive median for 2021. The Board considered that, when compared to a subset of the ASPG that excludes funds in a fund complex with a unique at-cost service model, the retail class would not be above the ASPG competitive median for 2021. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Institutional Class and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.25% and 0.35% through December 31, 2023.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.924092.111
FCV-SANN-0423
Fidelity® SAI Short-Term Bond Fund

Semi-Annual Report
February 28, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 17%
Futures - 3.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 44.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 0.9% 3/25/24	5,000,000	4,768,178
NTT Finance Corp.:
0.373% 3/3/23 (b)	3,840,000	3,839,520
0.583% 3/1/24 (b)	1,597,000	1,520,848
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 4.913% 3/22/24 (c)(d)	2,637,000	2,635,328
0.75% 3/22/24	1,969,000	1,876,263
2.625% 8/15/26	4,600,000	4,224,586
		18,864,723
Media - 0.6%
Discovery Communications LLC 4.9% 3/11/26	4,500,000	4,388,124
Magallanes, Inc.:
3.428% 3/15/24 (b)	1,045,000	1,019,901
3.638% 3/15/25 (b)	9,872,000	9,416,320
		14,824,345
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	3,029,000	2,872,525
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	4,800,000	4,297,573
3.5% 4/15/25	3,440,000	3,295,044
		10,465,142
TOTAL COMMUNICATION SERVICES		44,154,210
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 2.2%
BMW U.S. Capital LLC:
3.25% 4/1/25 (b)	5,600,000	5,400,449
3.45% 4/12/23 (b)	5,956,000	5,943,838
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 5.6461% 5/4/23 (b)(c)(d)	2,870,000	2,871,963
0.75% 3/1/24 (b)	3,927,000	3,750,583
5.5% 11/27/24 (b)	4,250,000	4,260,763
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.7531% 11/17/23 (c)(d)	2,500,000	2,501,833
1.05% 3/8/24	984,000	939,836
1.2% 10/15/24	8,300,000	7,714,545
1.25% 1/8/26	15,696,000	13,882,738
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (b)	4,500,000	4,354,502
3.95% 6/6/25 (b)	5,735,000	5,545,167
		57,166,217
Distributors - 0.1%
Genuine Parts Co. 1.75% 2/1/25	3,041,000	2,837,397
Multiline Retail - 0.1%
Dollar General Corp. 4.25% 9/20/24	4,185,000	4,111,423
Specialty Retail - 0.1%
Lowe's Companies, Inc. 4.4% 9/8/25	2,188,000	2,150,211
TOTAL CONSUMER DISCRETIONARY		66,265,248
CONSUMER STAPLES - 2.4%
Beverages - 0.4%
Constellation Brands, Inc. 3.6% 5/9/24	4,900,000	4,800,578
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000,000	4,756,202
		9,556,780
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
0.8% 2/10/24 (b)	2,817,000	2,690,772
0.95% 2/10/26 (b)	4,000,000	3,524,200
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	4,326,000	4,018,972
		10,233,944
Food Products - 0.4%
Conagra Brands, Inc. 0.5% 8/11/23	3,008,000	2,943,938
JDE Peet's BV 0.8% 9/24/24 (b)	3,828,000	3,523,378
Mondelez International, Inc. 2.125% 3/17/24	5,000,000	4,843,883
		11,311,199
Tobacco - 1.2%
Altria Group, Inc. 2.35% 5/6/25	621,000	582,131
BAT Capital Corp. 3.222% 8/15/24	9,886,000	9,527,629
BAT International Finance PLC 1.668% 3/25/26	5,786,000	5,138,303
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	3,612,000	3,465,322
3.5% 7/26/26 (b)	4,800,000	4,419,851
Philip Morris International, Inc.:
2.875% 5/1/24	3,258,000	3,162,388
5% 11/17/25	4,157,000	4,132,567
		30,428,191
TOTAL CONSUMER STAPLES		61,530,114
ENERGY - 2.5%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	959,000	929,258
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,208,000	2,039,013
ConocoPhillips Co. 2.4% 3/7/25	1,906,000	1,804,926
Enbridge, Inc.:
0.55% 10/4/23	5,000,000	4,853,846
2.15% 2/16/24	737,000	713,564
2.5% 2/14/25	769,000	726,101
4.25% 12/1/26	4,400,000	4,219,553
Energy Transfer LP:
2.9% 5/15/25	4,750,000	4,482,765
4.2% 9/15/23	952,000	945,478
4.25% 3/15/23	2,222,000	2,221,250
Enterprise Products Operating LP:
3.35% 3/15/23	3,500,000	3,497,480
5.05% 1/10/26	3,360,000	3,353,060
EQT Corp. 5.678% 10/1/25	3,369,000	3,324,917
Equinor ASA 1.75% 1/22/26	690,000	629,814
Kinder Morgan Energy Partners LP 3.5% 9/1/23	1,826,000	1,810,362
MPLX LP:
1.75% 3/1/26	4,929,000	4,407,833
4.5% 7/15/23	2,562,000	2,552,873
Occidental Petroleum Corp. 2.9% 8/15/24	1,348,000	1,290,710
Phillips 66 Co.:
0.9% 2/15/24	4,500,000	4,307,807
1.3% 2/15/26	4,900,000	4,367,970
3.85% 4/9/25	3,943,000	3,827,659
Pioneer Natural Resources Co. 0.55% 5/15/23	3,370,000	3,337,075
The Williams Companies, Inc.:
4% 9/15/25	4,400,000	4,243,988
5.4% 3/2/26	1,283,000	1,283,061
		64,241,105
TOTAL ENERGY		65,170,363
FINANCIALS - 27.1%
Banks - 16.1%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	2,000,000	1,979,101
0.81% 10/24/24 (c)	3,000,000	2,906,216
0.976% 4/22/25 (c)	4,000,000	3,780,559
1.197% 10/24/26 (c)	7,800,000	6,940,764
1.843% 2/4/25 (c)	5,000,000	4,817,950
3.384% 4/2/26 (c)	9,550,000	9,134,136
3.559% 4/23/27 (c)	6,000,000	5,638,618
3.841% 4/25/25 (c)	5,250,000	5,141,508
4.827% 7/22/26 (c)	4,000,000	3,934,959
Bank of Montreal 4.25% 9/14/24	6,000,000	5,894,779
Bank of Nova Scotia 0.8% 6/15/23	5,422,000	5,335,527
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	3,802,000	3,715,372
Barclays PLC:
1.007% 12/10/24 (c)	2,279,000	2,194,426
2.852% 5/7/26 (c)	6,187,000	5,792,843
4.338% 5/16/24 (c)	3,000,000	2,988,606
5.304% 8/9/26 (c)	2,300,000	2,265,831
7.325% 11/2/26 (c)	8,700,000	9,002,563
BNP Paribas SA:
2.219% 6/9/26 (b)(c)	13,450,000	12,422,492
3.5% 3/1/23 (b)	5,101,000	5,101,000
BPCE SA 1.625% 1/14/25 (b)	6,000,000	5,575,903
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	2,000,000	1,970,119
0.95% 6/23/23	8,205,000	8,099,163
3.945% 8/4/25	4,246,000	4,113,319
Citigroup, Inc.:
0.981% 5/1/25 (c)	2,294,000	2,166,461
2.014% 1/25/26 (c)	5,000,000	4,662,896
3.106% 4/8/26 (c)	7,886,000	7,488,755
4.14% 5/24/25 (c)	5,000,000	4,907,739
5.61% 9/29/26 (c)	7,300,000	7,300,050
Danske Bank A/S:
1.621% 9/11/26 (b)(c)	7,600,000	6,818,832
3.875% 9/12/23 (b)	3,715,000	3,680,230
6.466% 1/9/26 (b)(c)	1,630,000	1,640,019
DNB Bank ASA 0.856% 9/30/25 (b)(c)	5,000,000	4,616,817
HSBC Holdings PLC:
0.976% 5/24/25 (c)	4,500,000	4,233,089
1.162% 11/22/24 (c)	5,000,000	4,824,031
1.645% 4/18/26 (c)	3,331,000	3,051,540
2.633% 11/7/25 (c)	4,750,000	4,498,203
4.292% 9/12/26 (c)	9,300,000	8,952,633
Huntington National Bank 5.699% 11/18/25 (c)	4,528,000	4,534,202
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	8,770,000	8,353,688
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	3,418,000	3,206,500
1.045% 11/19/26 (c)	16,100,000	14,258,801
1.514% 6/1/24 (c)	6,888,000	6,820,633
3.845% 6/14/25 (c)	5,000,000	4,880,694
KeyBank NA 4.15% 8/8/25	1,413,000	1,378,094
KeyCorp 3.878% 5/23/25 (c)	1,528,000	1,494,975
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	2,769,000	2,738,208
4.716% 8/11/26 (c)	9,500,000	9,262,061
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	3,944,000	3,839,821
0.953% 7/19/25 (c)	3,500,000	3,267,476
0.962% 10/11/25 (c)	5,000,000	4,615,882
2.193% 2/25/25	4,466,000	4,184,374
4.788% 7/18/25 (c)	4,000,000	3,945,702
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	2,087,000	2,032,151
2.651% 5/22/26 (c)	8,889,000	8,290,390
3.922% 9/11/24 (c)	5,000,000	4,947,655
NatWest Group PLC:
1.642% 6/14/27 (c)	5,100,000	4,475,648
2.359% 5/22/24 (c)	2,599,000	2,576,280
3.875% 9/12/23	6,951,000	6,883,171
5.847% 3/2/27 (c)	5,291,000	5,293,688
NatWest Markets PLC 0.8% 8/12/24 (b)	2,224,000	2,071,855
PNC Bank NA 2.5% 8/27/24	5,418,000	5,206,097
Rabobank Nederland New York Branch 3.875% 8/22/24	4,000,000	3,920,862
Regions Financial Corp. 2.25% 5/18/25	1,933,000	1,806,734
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.9461% 10/26/23 (c)(d)	5,000,000	5,005,520
2.55% 7/16/24	4,245,000	4,087,935
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	3,539,000	3,445,460
5.807% 9/9/26 (c)	6,909,000	6,907,759
Societe Generale:
1.488% 12/14/26 (b)(c)	5,100,000	4,518,399
2.226% 1/21/26 (b)(c)	12,300,000	11,431,262
4.351% 6/13/25 (b)	4,200,000	4,099,340
Sumitomo Mitsui Financial Group, Inc. 5.464% 1/13/26	10,000,000	9,978,045
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	5,060,000	4,983,477
The Toronto-Dominion Bank:
1.2% 6/3/26	5,000,000	4,380,975
2.35% 3/8/24	5,000,000	4,848,634
Truist Financial Corp.:
4.26% 7/28/26 (c)	4,000,000	3,899,191
5.9% 10/28/26 (c)	6,200,000	6,294,421
U.S. Bancorp 5.727% 10/21/26 (c)	4,500,000	4,555,567
Wells Fargo & Co.:
1.654% 6/2/24 (c)	4,022,000	3,982,242
2.164% 2/11/26 (c)	14,358,000	13,418,599
2.188% 4/30/26 (c)	9,450,000	8,786,433
		416,495,950
Capital Markets - 5.2%
Bank of New York, New York 5.224% 11/21/25 (c)	3,440,000	3,427,963
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 5.8127% 2/21/25 (c)(d)	5,000,000	4,782,044
0.52% 8/9/23	3,750,000	3,628,125
1% 5/5/23	3,943,000	3,902,429
Credit Suisse Group AG 6.373% 7/15/26 (b)(c)	3,000,000	2,822,163
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,264,000	1,191,028
0.962% 11/8/23	3,081,000	2,988,071
1.447% 4/1/25 (c)	2,890,000	2,735,707
2.222% 9/18/24 (c)	12,004,000	11,733,927
Goldman Sachs Group, Inc.:
1.757% 1/24/25 (c)	10,000,000	9,625,353
5.7% 11/1/24	35,000,000	35,206,581
Intercontinental Exchange, Inc. 3.65% 5/23/25	2,741,000	2,671,288
Moody's Corp. 4.875% 2/15/24	2,500,000	2,483,680
Morgan Stanley:
0.731% 4/5/24 (c)	4,000,000	3,979,624
0.79% 5/30/25 (c)	4,350,000	4,073,524
0.985% 12/10/26 (c)	6,200,000	5,453,513
3.62% 4/17/25 (c)	4,000,000	3,907,439
4% 7/23/25	3,286,000	3,202,160
4.679% 7/17/26 (c)	2,933,000	2,876,378
UBS AG London Branch:
0.375% 6/1/23 (b)	4,081,000	4,032,937
1.375% 1/13/25 (b)	3,559,000	3,306,017
UBS Group AG:
1.008% 7/30/24 (b)(c)	4,110,000	4,028,402
4.49% 8/5/25 (b)(c)	4,400,000	4,334,916
4.703% 8/5/27 (b)(c)	9,100,000	8,809,261
		135,202,530
Consumer Finance - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.1017% 9/29/23 (c)(d)	5,000,000	4,975,740
1.15% 10/29/23	4,000,000	3,881,464
1.65% 10/29/24	4,707,000	4,366,574
1.75% 1/30/26	7,716,000	6,820,751
4.875% 1/16/24	986,000	976,309
Ally Financial, Inc.:
3.05% 6/5/23	2,805,000	2,785,969
4.75% 6/9/27	4,500,000	4,287,583
5.125% 9/30/24	3,126,000	3,098,681
American Express Co.:
2.25% 3/4/25	2,216,000	2,084,196
3.375% 5/3/24	5,000,000	4,885,621
Capital One Financial Corp.:
1.343% 12/6/24 (c)	4,000,000	3,855,315
2.6% 5/11/23	2,196,000	2,185,215
4.166% 5/9/25 (c)	6,000,000	5,865,525
4.985% 7/24/26 (c)	10,713,000	10,539,556
Hyundai Capital America 1% 9/17/24 (b)	9,287,000	8,641,168
John Deere Capital Corp. 3.4% 6/6/25	3,014,000	2,907,632
Synchrony Financial:
4.25% 8/15/24	4,618,000	4,506,457
4.375% 3/19/24	3,952,000	3,897,151
Toyota Motor Credit Corp. 5.4% 11/10/25	7,275,000	7,346,331
		87,907,238
Diversified Financial Services - 1.3%
Athene Global Funding:
0.95% 1/8/24 (b)	3,290,000	3,161,848
1% 4/16/24 (b)	4,000,000	3,761,779
1.608% 6/29/26 (b)	4,900,000	4,218,220
1.716% 1/7/25 (b)	3,920,000	3,632,671
Blackstone Private Credit Fund 4.7% 3/24/25	4,526,000	4,365,266
Corebridge Financial, Inc. 3.5% 4/4/25 (b)	5,028,000	4,809,278
GA Global Funding Trust 1.25% 12/8/23 (b)	5,000,000	4,828,079
Jackson Financial, Inc. 1.125% 11/22/23	5,000,000	4,845,811
		33,622,952
Insurance - 1.1%
American International Group, Inc. 2.5% 6/30/25	2,190,000	2,061,394
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	5,000,000	4,822,906
1.1% 11/12/24 (b)	5,000,000	4,654,587
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	1,726,000	1,534,183
MassMutual Global Funding II 4.15% 8/26/25 (b)	3,715,000	3,610,499
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	2,778,000	2,745,253
Pacific Life Global Funding II 1.2% 6/24/25 (b)	2,709,000	2,451,079
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.8969% 4/12/24 (b)(c)(d)	1,828,000	1,828,000
Protective Life Global Funding:
0.502% 4/12/23 (b)	5,000,000	4,974,352
3.218% 3/28/25 (b)	1,098,000	1,043,153
		29,725,406
TOTAL FINANCIALS		702,954,076
HEALTH CARE - 1.9%
Biotechnology - 0.3%
Amgen, Inc. 5.25% 3/2/25 (e)	7,525,000	7,508,265
Health Care Providers & Services - 0.8%
Cigna Group 0.613% 3/15/24	990,000	942,655
CVS Health Corp. 5% 2/20/26	10,000,000	9,944,938
Elevance Health, Inc. 0.45% 3/15/23	4,206,000	4,198,960
Humana, Inc. 0.65% 8/3/23	4,595,000	4,504,724
		19,591,277
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc. 0.85% 9/15/24	4,620,000	4,298,699
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	5,000,000	4,685,512
		8,984,211
Pharmaceuticals - 0.5%
AstraZeneca Finance LLC 0.7% 5/28/24	3,267,000	3,090,109
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,602,000	6,385,424
GSK Consumer Healthcare Capital 3.125% 3/24/25	4,740,000	4,507,039
		13,982,572
TOTAL HEALTH CARE		50,066,325
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.5%
Raytheon Technologies Corp. 5% 2/27/26	3,646,000	3,640,531
The Boeing Co.:
1.95% 2/1/24	1,500,000	1,448,679
2.75% 2/1/26	2,400,000	2,224,328
4.875% 5/1/25	6,107,000	6,021,508
		13,335,046
Airlines - 0.1%
Delta Air Lines, Inc. 2.9% 10/28/24	3,718,000	3,537,705
Commercial Services & Supplies - 0.2%
Republic Services, Inc. 0.875% 11/15/25	4,500,000	3,989,196
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	2,595,000	2,469,572
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	1,613,000	1,508,788
5.2% 1/17/25 (b)	2,360,000	2,344,826
Parker Hannifin Corp. 3.65% 6/15/24	4,730,000	4,623,758
		8,477,372
Road & Rail - 0.3%
Canadian Pacific Railway Co. 1.35% 12/2/24	7,345,000	6,846,834
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.7% 2/15/24	1,322,000	1,259,758
0.8% 8/18/24	6,745,000	6,262,475
3.25% 3/1/25	1,900,000	1,803,027
		9,325,260
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	6,000,000	5,580,643
TOTAL INDUSTRIALS		53,561,628
INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment & Components - 0.0%
Dell International LLC/EMC Corp. 5.45% 6/15/23	1,371,000	1,370,039
IT Services - 0.4%
The Western Union Co.:
1.35% 3/15/26	8,000,000	7,039,617
2.85% 1/10/25	775,000	736,060
4.25% 6/9/23	2,949,000	2,937,652
		10,713,329
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6746% 10/1/24 (c)(d)	2,353,000	2,329,280
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	9,300,000	8,771,231
Microchip Technology, Inc. 0.983% 9/1/24	4,503,000	4,206,386
		15,306,897
Software - 0.7%
Oracle Corp. 5.8% 11/10/25	7,380,000	7,467,234
Roper Technologies, Inc. 3.65% 9/15/23	2,500,000	2,473,502
VMware, Inc.:
0.6% 8/15/23	4,384,000	4,288,717
1% 8/15/24	2,883,000	2,693,750
		16,923,203
TOTAL INFORMATION TECHNOLOGY		44,313,468
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 5.9% 7/5/24	5,000,000	4,994,264
Nutrien Ltd. 5.9% 11/7/24	2,353,000	2,365,560
		7,359,824
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp. 1.3% 9/15/25	1,459,000	1,311,754
Crown Castle International Corp. 1.35% 7/15/25	342,000	310,617
Omega Healthcare Investors, Inc. 4.5% 1/15/25	3,800,000	3,706,251
Welltower Op 3.625% 3/15/24	1,604,000	1,570,791
		6,899,413
UTILITIES - 1.5%
Electric Utilities - 0.8%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6101% 6/10/23 (c)(d)	3,198,000	3,195,291
Edison International 2.95% 3/15/23	5,000,000	4,994,580
FirstEnergy Corp.:
1.6% 1/15/26	365,000	325,048
2.05% 3/1/25	2,028,000	1,891,819
Florida Power & Light Co. 2.85% 4/1/25	926,000	886,506
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 4.9739% 9/28/23 (c)(d)	1,790,000	1,785,073
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.9251% 5/10/23 (c)(d)	3,695,000	3,693,522
0.6% 2/26/24	1,338,000	1,274,106
Tampa Electric Co. 3.875% 7/12/24	2,786,000	2,721,466
		20,767,411
Gas Utilities - 0.1%
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 5.2786% 3/2/23 (c)(d)	2,052,000	2,052,000
Dominion Gas Holdings LLC 2.5% 11/15/24	722,000	688,852
		2,740,852
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	2,029,000	1,903,420
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.2048% 5/13/24 (c)(d)	3,063,000	3,048,301
DTE Energy Co. 4.22% 11/1/24	5,000,000	4,890,131
NiSource, Inc. 0.95% 8/15/25	1,507,000	1,358,690
Sempra Energy 3.3% 4/1/25	1,816,000	1,738,233
WEC Energy Group, Inc. 5% 9/27/25	1,702,000	1,686,829
		12,722,184
TOTAL UTILITIES		38,133,867
TOTAL NONCONVERTIBLE BONDS (Cost $1,170,381,208)		1,140,408,536

U.S. Treasury Obligations - 39.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.63% 11/2/23	25,000,000	24,191,190
U.S. Treasury Notes:
0.25% 7/31/25 (f)	281,359,800	253,487,599
0.25% 10/31/25	65,867,100	58,822,408
0.375% 4/30/25	18,852,700	17,175,104
3.875% 1/15/26	97,311,300	95,638,762
4.125% 1/31/25 (g)	221,680,100	218,796,527
4.125% 10/31/27	53,000,000	52,735,000
4.25% 9/30/24	206,000,000	203,674,454
4.5% 11/30/24	10,000,000	9,927,734
4.5% 11/15/25	76,356,100	76,227,845
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,026,573,946)		1,010,676,623

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.1%
4.5% 3/1/39 to 9/1/49	2,978,955	2,925,899
5.5% 11/1/34	572,299	580,331
7.5% 11/1/31	109	114
TOTAL FANNIE MAE		3,506,344
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	5,364	5,544
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	65,011	66,796
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,995,672)		3,578,684

Asset-Backed Securities - 11.7%
	Principal Amount (a)	Value ($)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.8753% 7/22/32 (b)(c)(d)	4,510,000	4,452,646
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(d)	4,518,000	4,461,520
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 5.8276% 1/17/32 (b)(c)(d)	5,435,000	5,392,569
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	5,630,000	5,245,014
Series 2022-2 Class A, 3.39% 5/15/27	6,000,000	5,784,838
Series 2022-3 Class A, 3.75% 8/15/27	5,000,000	4,853,272
Series 2022-4 Class A, 4.95% 10/15/27	2,840,000	2,839,542
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	4,632,000	4,434,196
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.8653% 4/22/31 (b)(c)(d)	3,925,000	3,875,926
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	5,085,000	4,896,680
Series 2021-A1 Class A1, 0.44% 9/15/26	4,673,000	4,431,017
Series 2022-A1 Class A1, 3.53% 11/15/27	5,363,000	5,186,283
Series 2022-A2, Class A2, 5% 4/15/28	3,936,000	3,944,614
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A3, 5.16% 11/25/25	3,286,000	3,281,771
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	5,927,000	5,524,450
Series 2022-A1 Class A1, 2.8% 3/15/27	9,460,000	9,024,349
Series 2022-A2 Class A, 3.49% 5/15/27	4,725,000	4,569,088
Series 2022-A3 Class A, 4.95% 10/15/27	3,490,000	3,484,982
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	6,465,000	6,424,693
CarMax Auto Owner Trust Series 2020-4 Class A3, 0.5% 8/15/25	1,520,710	1,482,108
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	3,222,000	3,221,453
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	3,459,000	3,448,948
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	2,907,180	2,806,757
Series 2021-P3 Class A3, 0.7% 11/10/26	3,730,000	3,503,003
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(d)	1,244,000	1,226,549
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.8924% 7/15/33 (b)(c)(d)	5,539,000	5,455,151
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.7846% 7/27/30 (b)(c)(d)	3,937,258	3,896,098
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	4,436,000	4,319,733
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 5.117% 7/25/34 (c)(d)	63,026	59,754
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	364,185	362,550
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,245,018	1,226,165
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	5,550,000	5,165,030
Series 2022-A1 Class A1, 1.96% 2/15/27	3,099,000	2,911,065
Series 2022-A2 Class A, 3.32% 5/15/27	4,680,000	4,510,123
Series 2022-A3 Class A3, 3.56% 7/15/27	4,691,000	4,532,133
Series 2022-A4, Class A, 5.03% 10/15/27	4,250,000	4,251,592
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	825,787	816,638
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	1,470,261	1,458,748
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	5,792,400	5,609,693
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	4,077,000	4,039,769
Enterprise Fleet Financing Series 2023-1 Class A2, 5.51% 1/22/29 (b)	4,665,000	4,667,916
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	342,325	341,172
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	1,279,019	1,253,443
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	562,807	547,005
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	2,439,768	2,344,570
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	781,000	767,025
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	7,267,000	7,084,654
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	2,654,000	2,650,001
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	3,537,901	3,457,352
Series 2022-2 Class A2, 2.93% 10/21/24	2,919,062	2,883,133
Series 2023-1 Class A3, 5.16% 4/20/26	4,108,000	4,105,103
GM Financial Consumer Automobile Receivables Series 2022-2 Class A3, 3.1% 2/16/27	4,307,000	4,162,616
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	1,551,435	1,511,403
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	1,575,000	1,541,853
Series 2020-2 Class A, 0.69% 10/15/25 (b)	3,406,000	3,307,797
Honda Auto Receivables Series 2023-1 Class A3, 5.04% 4/21/27	4,546,000	4,537,022
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	1,790,876	1,748,218
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.8153% 1/22/31 (b)(c)(d)	3,305,000	3,273,903
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	346,518	343,355
Series 2022-1A Class A, 1.36% 4/15/32 (b)	1,065,943	1,052,778
Series 2022-2A Class A, 4.25% 8/15/32 (b)	2,701,368	2,667,645
Mercedes-Benz Auto Receivables Series 2023-1 Class A2, 5.09% 1/15/26	3,173,000	3,165,432
MMAF Equipment Finance LLC:
Series 2019-B Class A3, 2.01% 12/12/24 (b)	1,094,102	1,075,970
Series 2022-B Class A2, 5.57% 9/9/25 (b)	2,568,000	2,565,636
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.7924% 7/17/32 (b)(c)(d)	4,380,000	4,318,500
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	4,502,000	4,207,021
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.7153% 5/20/29 (b)(c)(d)	2,814,232	2,793,418
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 5.6819% 4/15/30 (b)(c)(d)	4,390,305	4,340,765
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.862% 1/25/36 (c)(d)	71,984	70,522
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	2,371,558	2,145,135
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	1,163,517	1,144,972
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	2,994,000	2,957,244
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	2,591,401	2,558,680
Series 2021-A Class A3, 0.51% 7/22/24 (b)	2,018,074	1,977,204
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	3,113,000	3,111,764
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (b)(c)(d)	3,398,000	3,356,476
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.8124% 1/15/34 (b)(c)(d)	4,807,000	4,758,829
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.8366% 11/18/30 (b)(c)(d)	4,231,129	4,193,480
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.7224% 7/15/30 (b)(c)(d)	5,079,504	5,028,175
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.477% 9/25/34 (c)(d)	68,627	65,905
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	3,226,000	3,151,345
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	2,401,000	2,202,066
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	316,536	313,343
Series 2021-3 Class A, 0.83% 7/20/31 (b)	742,504	729,173
Series 2021-4 Class A, 0.84% 9/20/31 (b)	1,361,522	1,327,039
Series 2021-5 Class A, 1.31% 11/20/31 (b)	1,852,901	1,801,873
3.12% 3/20/32 (b)	2,993,016	2,915,144
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	458,636	434,249
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	2,253,851	2,107,166
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	2,963,492	2,703,604
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	3,250,000	3,068,957
Series 2021-2 Class A, 0.99% 4/20/28	4,700,000	4,392,741
Series 2022-5 Class A1A, 3.72% 7/20/27	2,405,000	2,372,027
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.7424% 4/17/30 (b)(c)(d)	3,748,987	3,712,817
Voya CLO Ltd./Voya CLO LLC Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.9576% 7/19/34 (b)(c)(d)	4,500,000	4,423,892
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 4.8713% 8/20/29 (b)(c)(d)	1,733,601	1,718,812
World Omni Auto Receivables Trust Series 2021-D Class A2, 0.35% 12/16/24	1,156,404	1,149,163
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	384,791	384,191
TOTAL ASSET-BACKED SECURITIES (Cost $311,163,782)		303,401,204

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.5%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	1,104,716	1,031,115
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	3,027,307	2,542,713
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	476,112	453,952
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	826,280	776,051
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	481,850	466,230
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	793,853	753,223
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,073,171	1,006,997
CFMT 2022-EBO2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	841,023	812,874
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,956,656	3,774,211
CSMC 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	4,368,034	4,016,169
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	3,588,900	3,463,664
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,637,845	1,421,672
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	3,475,165	3,122,312
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,133,143	1,016,019
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	1,175,558	1,042,429
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	1,243,339	1,192,274
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	2,929,923	2,616,992
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,880,475	3,653,952
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	462,258	404,637
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	633,555	558,539
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	2,288,107	2,094,762
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	1,318,689	1,243,959
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	688,322	663,907
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	763	682
TOTAL PRIVATE SPONSOR		38,129,335
U.S. Government Agency - 0.2%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 4.917% 5/25/45 (c)(d)	1,343,609	1,330,364
sequential payer Series 2001-40 Class Z, 6% 8/25/31	23,804	23,801
Series 2016-27:
Class HK, 3% 1/25/41	1,430,670	1,337,523
Class KG, 3% 1/25/40	659,768	617,212
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 4.967% 7/25/46 (c)(d)	1,520,405	1,512,565
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	151,265	149,020
TOTAL U.S. GOVERNMENT AGENCY		4,970,485
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,546,695)		43,099,820

Commercial Mortgage Securities - 3.4%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (b)(c)(d)	1,181,000	1,163,719
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,099,000	1,002,988
Benchmark Mortgage Trust:
sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	3,321,007	3,055,951
Series 2018-B7 Class A1, 3.436% 5/15/53	222,486	220,751
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.338% 9/15/26 (b)(c)(d)	2,278,000	2,153,453
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (b)(c)(d)	4,067,000	3,993,236
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (b)(c)(d)	2,101,000	2,053,085
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.2403% 5/15/38 (b)(c)(d)	1,700,000	1,663,782
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 5.5754% 2/15/39 (b)(c)(d)	2,722,039	2,681,571
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.438% 11/15/38 (b)(c)(d)	2,082,000	2,046,807
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.2239% 10/15/26 (b)(c)(d)	1,935,000	1,887,848
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (b)(c)(d)	1,009,000	1,007,105
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.588% 4/15/34 (b)(c)(d)	2,104,341	2,067,256
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (b)(c)(d)	3,026,978	3,011,770
Series 2021-SOAR Class A, 5.258% 6/15/38 (b)(c)	1,883,730	1,850,439
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	3,656,311	3,273,534
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,224,164	1,931,445
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (b)(c)(d)	821,166	808,792
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (b)(c)(d)	3,038,602	2,953,169
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	233,847	230,720
Series 2016-GC36 Class AAB, 3.368% 2/10/49	968,934	933,898
Series 2015-GC33 Class AAB, 3.522% 9/10/58	1,476,474	1,429,813
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class ASB, 3.452% 7/15/47	447,892	445,500
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	4,412,000	3,907,193
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 5.568% 5/15/36 (b)(c)(d)	3,917,254	3,897,587
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	525,072	471,709
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class ASB, 4.1628% 8/15/51	2,156,000	2,064,805
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 5.338% 7/15/32 (b)(c)(d)	3,675,000	3,497,496
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (b)(c)(d)	2,887,000	2,811,038
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (b)(c)(d)	902,978	889,399
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (b)(c)(d)	1,243,000	1,178,927
Series 2011-GC5 Class A/S, 5.1538% 8/10/44 (b)(c)	2,628,583	2,589,651
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	3,603,446	3,509,901
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.838% 9/15/29 (b)(c)(d)	1,364,955	1,297,207
Series 2013-LC11 Class A/S, 3.216% 4/15/46	2,432,813	2,232,601
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 5.8577% 5/15/39 (b)(c)(d)	3,413,000	3,400,193
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (b)(c)(d)	1,683,828	1,653,300
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 7/15/38 (b)(c)(d)	995,000	974,480
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	802,735	755,262
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,396,136	2,233,025
Series 2019-H7 Class A1, 2.327% 7/15/52	735,295	716,302
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.072% 10/15/36 (b)(c)(d)	3,214,405	3,121,012
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (b)(c)(d)	2,005,000	1,961,782
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	1,167,427	1,130,699
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,599,974	1,541,999
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C14 Class ASB, 2.977% 6/15/46	49,300	49,150
Series 2014-C20 Class ASB, 3.638% 5/15/47	221,316	218,395
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $91,627,755)		87,969,745

Money Market Funds - 9.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (h)	14,544,261	14,547,170
Fidelity Securities Lending Cash Central Fund 4.63% (h)(i)	224,120,293	224,142,705
TOTAL MONEY MARKET FUNDS (Cost $238,689,875)		238,689,875

TOTAL INVESTMENT IN SECURITIES - 109.1% (Cost $2,888,978,933)	2,827,824,487
NET OTHER ASSETS (LIABILITIES) - (9.1)%	(236,708,341)
NET ASSETS - 100.0%	2,591,116,146

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	484	Jun 2023	98,603,656	(224,042)	(224,042)

The notional amount of futures purchased as a percentage of Net Assets is 3.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $70,479,926.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $504,869,247 or 19.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $565,796.
(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	7,113,819	425,110,655	417,677,304	340,038	-	-	14,547,170	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	-	496,223,463	272,080,758	47,512	-	-	224,142,705	0.7%
Total	7,113,819	921,334,118	689,758,062	387,550	-	-	238,689,875

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,140,408,536	-	1,140,408,536	-

U.S. Government and Government Agency Obligations	1,010,676,623	-	1,010,676,623	-

U.S. Government Agency - Mortgage Securities	3,578,684	-	3,578,684	-

Asset-Backed Securities	303,401,204	-	303,401,204	-

Collateralized Mortgage Obligations	43,099,820	-	43,099,820	-

Commercial Mortgage Securities	87,969,745	-	87,969,745	-

Money Market Funds	238,689,875	238,689,875	-	-
Total Investments in Securities:	2,827,824,487	238,689,875	2,589,134,612	-
Derivative Instruments:

Liabilities
Futures Contracts	(224,042)	(224,042)	-	-
Total Liabilities	(224,042)	(224,042)	-	-
Total Derivative Instruments:	(224,042)	(224,042)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(224,042)
Total Interest Rate Risk	0	(224,042)
Total Value of Derivatives	0	(224,042)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $218,713,036) - See accompanying schedule:
Unaffiliated issuers (cost $2,650,289,058)	$2,589,134,612
Fidelity Central Funds (cost $238,689,875)	238,689,875

Total Investment in Securities (cost $2,888,978,933)		$2,827,824,487
Receivable for investments sold		45,089,743
Receivable for fund shares sold		4,527,552
Interest receivable		15,875,637
Distributions receivable from Fidelity Central Funds		106,594
Prepaid expenses		1,316
Other receivables		1,573
Total assets		2,893,426,902
Liabilities
Payable for investments purchased
Regular delivery	$65,973,272
Delayed delivery	7,520,034
Payable for fund shares redeemed	3,894,345
Distributions payable	61,273
Accrued management fee	607,868
Payable for daily variation margin on futures contracts	11,344
Other payables and accrued expenses	99,915
Collateral on securities loaned	224,142,705
Total Liabilities		302,310,756
Net Assets		$2,591,116,146
Net Assets consist of:
Paid in capital		$2,688,113,708
Total accumulated earnings (loss)		(96,997,562)
Net Assets		$2,591,116,146
Net Asset Value , offering price and redemption price per share ($2,591,116,146 ÷ 273,321,251 shares)		$9.48

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$30,462,661
Income from Fidelity Central Funds (including $47,512 from security lending)		387,550
Total Income		30,850,211
Expenses
Management fee	$3,101,816
Custodian fees and expenses	12,695
Independent trustees' fees and expenses	3,737
Registration fees	63,731
Audit	51,561
Legal	1,353
Miscellaneous	3,890
Total expenses before reductions	3,238,783
Expense reductions	(21,667)
Total expenses after reductions		3,217,116
Net Investment income (loss)		27,633,095
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(18,845,890)
Futures contracts	(1,530,553)
Total net realized gain (loss)		(20,376,443)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,203,016
Futures contracts	(125,638)
Total change in net unrealized appreciation (depreciation)		2,077,378
Net gain (loss)		(18,299,065)
Net increase (decrease) in net assets resulting from operations		$9,334,030
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,633,095	$14,653,531
Net realized gain (loss)	(20,376,443)	(26,823,287)
Change in net unrealized appreciation (depreciation)	2,077,378	(66,229,170)
Net increase (decrease) in net assets resulting from operations	9,334,030	(78,398,926)
Distributions to shareholders	(19,678,252)	(11,782,706)
Share transactions
Proceeds from sales of shares	1,125,220,122	1,096,941,723
Reinvestment of distributions	19,370,853	11,575,013
Cost of shares redeemed	(386,216,117)	(1,020,474,991)
Net increase (decrease) in net assets resulting from share transactions	758,374,858	88,041,745
Total increase (decrease) in net assets	748,030,636	(2,139,887)

Net Assets
Beginning of period	1,843,085,510	1,845,225,397
End of period	$2,591,116,146	$1,843,085,510

Other Information
Shares
Sold	118,980,237	112,706,091
Issued in reinvestment of distributions	2,043,375	1,190,192
Redeemed	(40,771,729)	(105,165,453)
Net increase (decrease)	80,251,883	8,730,830

Financial Highlights
Fidelity® SAI Short-Term Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.55	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.126	.075	.047
Net realized and unrealized gain (loss)	(.109)	(.475)	.007
Total from investment operations	.017	(.400)	.054
Distributions from net investment income	(.087)	(.056)	(.044)
Distributions from net realized gain	-	(.004)	-
Total distributions	(.087)	(.060)	(.044)
Net asset value, end of period	$9.48	$9.55	$10.01
Total Return D,E	.19%	(4.01)%	.54%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.31% H	.31%	.34% H
Expenses net of fee waivers, if any	.31% H	.30%	.34% H
Expenses net of all reductions	.31% H	.30%	.34% H
Net investment income (loss)	2.68% H	.77%	.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,591,116	$1,843,086	$1,845,225
Portfolio turnover rate I	59% H	74%	70% J,K

A For the period September 15, 2020 (commencement of operations) through August 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity SAI Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,509,504
Gross unrealized depreciation	(56,448,418)
Net unrealized appreciation (depreciation)	$(52,938,914)
Tax cost	$2,880,539,359

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,983,330)
Long-term	(17,629,285)
Total capital loss carryforward	$(23,612,615)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Short-Term Bond Fund	483,593,486	118,228,016

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During March 2023, the Board approved changes to the management fee effective April 1, 2023. The Fund will pay a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity SAI Short-Term Bond Fund	1,574

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Short-Term Bond Fund	$1,751

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Short-Term Bond Fund	$5,326	$-	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $915.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $20,752.

Effective April 1, 2023, the investment adviser agreed to remove the contractual expense limitation of .36% of average net assets.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Short-Term Bond Fund	11%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® SAI Short-Term Bond Fund **	.31%
Actual		$ 1,000	$ 1,001.90	$ 1.54
Hypothetical- B		$ 1,000	$ 1,023.26	$ 1.56

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective April 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® SAI Short-Term Bond Fund	.21%
Actual		$ 1.04
Hypothetical - B		$ 1.05

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index).  The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and an appropriate benchmark index group for the most recent one-year period. No performance peer group information was considered by the Board as Fidelity advised the Board that competitor funds have different and/or broader investment mandates compared with the fund's more specialized strategies. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9900846.102
SST-SANN-0423
Fidelity Flex® Funds

Fidelity Flex® Conservative Income Bond Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Maturity Diversification (% of Fund's Investments)
Days
0 - 30	40.0
31 - 90	5.2
91 - 180	5.3
181 - 397	16.5
> 397	33.0

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets
Asset Allocation (% of Fund's net assets)

Foreign investments - 26.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 58.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp. 0.373% 3/3/23 (b)	1,000,000	999,875
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 4.913% 3/22/24 (c)(d)	902,000	901,428
		1,901,303
Media - 0.2%
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.1741% 3/15/24 (b)(c)(d)	475,000	478,248
TOTAL COMMUNICATION SERVICES		2,379,551
CONSUMER DISCRETIONARY - 3.3%
Automobiles - 3.1%
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.9546% 4/1/24 (b)(c)(d)	624,000	624,199
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 5.2646% 4/1/25 (b)(c)(d)	1,000,000	1,003,790
3.8% 4/6/23 (b)	1,000,000	998,635
Daimler Finance North America LLC:
3.65% 2/22/24 (b)	370,000	363,673
5.5% 11/27/24 (b)	500,000	501,266
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 5.7367% 4/7/25 (c)(d)	775,000	774,985
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.1077% 3/8/24 (c)(d)	1,032,000	1,029,903
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.7531% 11/17/23 (c)(d)	400,000	400,293
4.15% 6/19/23	610,000	607,669
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.2737% 6/7/24 (b)(c)(d)	1,000,000	1,000,997
0.875% 11/22/23 (b)	700,000	677,367
4.25% 11/13/23 (b)	1,060,000	1,049,792
		9,032,569
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.9745% 2/14/24 (c)(d)	621,000	620,114
TOTAL CONSUMER DISCRETIONARY		9,652,683
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.3%
7-Eleven, Inc. 0.8% 2/10/24 (b)	900,000	859,671
Tobacco - 0.5%
BAT Capital Corp. 3.222% 8/15/24	500,000	481,875
Philip Morris International, Inc. 5.125% 11/15/24	500,000	498,437
Reynolds American, Inc. 4.85% 9/15/23	630,000	627,781
		1,608,093
TOTAL CONSUMER STAPLES		2,467,764
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 5.7726% 5/11/23 (c)(d)	400,000	400,532
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.1834% 2/16/24 (c)(d)	616,000	614,709
4% 10/1/23	600,000	594,882
Equinor ASA 2.65% 1/15/24	1,000,000	978,055
Phillips 66 Co. 0.9% 2/15/24	500,000	478,645
		3,066,823
FINANCIALS - 43.2%
Banks - 27.9%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.2163% 2/4/25 (c)(d)	1,000,000	999,450
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.2301% 10/24/24 (c)(d)	500,000	500,363
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 5.6051% 4/25/25 (c)(d)	1,300,000	1,305,265
0.523% 6/14/24 (c)	600,000	590,454
0.81% 10/24/24 (c)	700,000	678,117
0.981% 9/25/25 (c)	740,000	686,726
1.843% 2/4/25 (c)	500,000	481,795
3.458% 3/15/25 (c)	800,000	781,890
3.841% 4/25/25 (c)	1,800,000	1,762,803
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 4.6591% 9/15/23 (c)(d)	650,000	650,059
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.270% 4.7219% 4/14/23 (c)(d)	1,100,000	1,100,022
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 4.8969% 4/15/24 (c)(d)	1,300,000	1,300,026
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 4.9441% 9/15/23 (c)(d)	1,000,000	1,001,386
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 4.6541% 9/15/23 (c)(d)	850,000	849,928
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8925% 7/31/24 (c)(d)	700,000	699,078
Barclays PLC:
1.007% 12/10/24 (c)	750,000	722,168
3.932% 5/7/25 (c)	560,000	545,058
4.338% 5/16/24 (c)	800,000	796,962
BNP Paribas SA:
3.5% 3/1/23 (b)	1,400,000	1,400,000
3.8% 1/10/24 (b)	560,000	550,435
4.705% 1/10/25 (b)(c)	1,100,000	1,088,509
BPCE SA:
3 month U.S. LIBOR + 1.240% 5.9751% 9/12/23 (b)(c)(d)	1,550,000	1,554,775
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.0219% 1/14/25 (b)(c)(d)	506,000	501,458
2.375% 1/14/25 (b)	439,000	412,639
4% 9/12/23 (b)	304,000	300,846
5.15% 7/21/24 (b)	750,000	738,253
5.7% 10/22/23 (b)	800,000	797,546
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 4.753% 6/22/23 (c)(d)	1,432,000	1,432,172
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 5.2168% 3/17/23 (c)(d)	650,000	650,163
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 5.3768% 4/7/25 (c)(d)	1,000,000	1,004,591
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	900,000	896,392
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.1852% 5/1/25 (c)(d)	800,000	797,624
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 5.9232% 5/24/25 (c)(d)	1,000,000	1,007,186
0.776% 10/30/24 (c)	1,140,000	1,101,917
0.981% 5/1/25 (c)	600,000	566,642
Credit Agricole SA:
3.75% 4/24/23 (b)	1,000,000	997,811
3.875% 4/15/24 (b)	500,000	490,420
Danske Bank A/S:
3.773% 3/28/25 (b)(c)	1,360,000	1,330,888
3.875% 9/12/23 (b)	500,000	495,320
5.375% 1/12/24 (b)	550,000	548,131
6.466% 1/9/26 (b)(c)	255,000	256,567
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.2464% 3/28/25 (b)(c)(d)	1,000,000	1,001,670
0.856% 9/30/25 (b)(c)	750,000	692,523
2.968% 3/28/25 (b)(c)	450,000	435,712
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.9821% 5/21/24 (b)(c)(d)	1,110,000	1,106,486
Fifth Third Bancorp 3.65% 1/25/24	2,350,000	2,316,521
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.1324% 11/22/24 (c)(d)	700,000	693,431
0.732% 8/17/24 (c)	1,000,000	975,232
1.162% 11/22/24 (c)	1,010,000	974,454
3.803% 3/11/25 (c)	860,000	841,931
3.95% 5/18/24 (c)	900,000	896,006
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 5.7434% 5/16/25 (c)(d)	1,000,000	1,006,160
4.008% 5/16/25 (c)	500,000	490,369
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.9815% 3/16/24 (c)(d)	700,000	700,055
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 5.3569% 6/14/25 (c)(d)	1,000,000	1,003,510
0.563% 2/16/25 (c)	720,000	682,752
0.697% 3/16/24 (c)	700,000	698,292
1.561% 12/10/25 (c)	600,000	557,696
3.559% 4/23/24 (c)	700,000	697,683
3.797% 7/23/24 (c)	300,000	297,835
4.023% 12/5/24 (c)	560,000	552,704
KeyBank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.7069% 6/14/24 (c)(d)	1,330,000	1,326,968
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 4.7646% 1/3/24 (c)(d)	650,000	649,875
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	800,000	791,104
3.9% 3/12/24	600,000	589,676
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 5.5019% 7/26/23 (c)(d)	1,590,000	1,590,305
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 5.5186% 3/2/23 (c)(d)	500,000	500,000
3 month U.S. LIBOR + 0.860% 5.6819% 7/26/23 (c)(d)	1,050,000	1,052,277
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 5.711% 9/12/25 (c)(d)	800,000	805,968
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.1046% 7/18/25 (c)(d)	1,000,000	1,012,060
0.848% 9/15/24 (c)	400,000	389,434
0.953% 7/19/25 (c)	1,200,000	1,120,278
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	1,383,000	1,346,653
3.549% 3/5/23	500,000	499,919
3.922% 9/11/24 (c)	800,000	791,625
NatWest Group PLC 4.519% 6/25/24 (c)	800,000	795,684
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.0848% 8/12/24 (b)(c)(d)	640,000	633,108
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 5.863% 3/22/25 (b)(c)(d)	656,000	656,892
Nordea Bank ABP 3.75% 8/30/23 (b)	800,000	793,497
PNC Financial Services Group, Inc. 3.5% 1/23/24	500,000	492,151
Rabobank Nederland 2.625% 7/22/24 (b)	600,000	577,258
Rabobank Nederland New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 4.7469% 1/12/24 (c)(d)	297,000	296,851
0.375% 1/12/24	1,000,000	959,433
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 4.7767% 10/7/24 (c)(d)	640,000	638,560
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.9461% 10/26/23 (c)(d)	1,600,000	1,601,766
Societe Generale 3.875% 3/28/24 (b)	800,000	783,746
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 5.6576% 7/19/23 (c)(d)	1,150,000	1,152,714
0.508% 1/12/24	500,000	479,400
Svenska Handelsbanken AB 0.55% 6/11/24 (b)	600,000	563,872
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 5.3362% 4/4/25 (b)(c)(d)	645,000	644,355
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 4.5215% 6/2/23 (c)(d)	750,000	749,697
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.6748% 3/4/24 (c)(d)	1,340,000	1,338,716
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.8664% 9/28/23 (c)(d)	650,000	650,501
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 5.2577% 3/8/24 (c)(d)	906,000	910,036
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 4.6546% 1/17/24 (c)(d)	850,000	848,257
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.0838% 3/9/23 (c)(d)	523,000	523,052
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.7538% 6/9/25 (c)(d)	1,000,000	992,240
Wells Fargo & Co.:
3.3% 9/9/24	600,000	582,434
3.75% 1/24/24	815,000	802,755
		81,925,974
Capital Markets - 7.4%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 4.909% 3/18/24 (c)(d)	500,000	500,410
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 4.9354% 8/9/23 (c)(d)	600,000	595,157
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 4.9306% 2/2/24 (c)(d)	1,000,000	975,380
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 5.8127% 2/21/25 (c)(d)	800,000	765,127
0.495% 2/2/24	1,000,000	942,777
Credit Suisse Group AG 3.8% 6/9/23	500,000	494,000
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.0557% 11/8/23 (c)(d)	1,150,000	1,148,865
0.962% 11/8/23	800,000	775,870
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.1779% 1/24/25 (c)(d)	1,000,000	998,477
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 5.7841% 3/15/24 (c)(d)	1,500,000	1,510,657
0.925% 10/21/24 (c)	1,000,000	967,918
1.757% 1/24/25 (c)	369,000	355,176
4% 3/3/24	1,000,000	985,174
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.9583% 1/25/24 (c)(d)	337,000	336,790
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.0208% 11/10/23 (c)(d)	410,000	409,945
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.1251% 1/24/25 (c)(d)	1,000,000	997,790
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 5.6371% 4/17/25 (c)(d)	1,000,000	1,004,610
0.791% 1/22/25 (c)	1,300,000	1,243,118
3.7% 10/23/24	600,000	584,478
3.737% 4/24/24 (c)	400,000	398,822
State Street Corp. 3.776% 12/3/24 (c)	500,000	493,588
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.6163% 6/1/23 (b)(c)(d)	1,250,000	1,250,550
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 4.9154% 2/9/24 (b)(c)(d)	1,300,000	1,299,194
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.0054% 8/9/24 (b)(c)(d)	1,000,000	1,000,593
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 4.9192% 1/13/25 (b)(c)(d)	750,000	748,270
UBS Group AG 1.008% 7/30/24 (b)(c)	1,000,000	980,147
		21,762,883
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.1017% 9/29/23 (c)(d)	651,000	647,841
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 4.7786% 11/3/23 (c)(d)	650,000	648,847
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 5.2686% 5/3/24 (c)(d)	1,367,000	1,371,352
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.0434% 12/6/24 (c)(d)	1,000,000	993,550
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.9054% 5/9/25 (c)(d)	1,000,000	999,739
1.343% 12/6/24 (c)	1,180,000	1,137,318
3.3% 10/30/24	520,000	502,044
4.166% 5/9/25 (c)	960,000	938,484
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.0717% 12/29/23 (c)(d)	1,000,000	1,003,670
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.7548% 4/6/23 (c)(d)	900,000	900,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.9% 6/13/23 (c)(d)	1,000,000	1,000,347
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.033% 3/22/24 (c)(d)	1,000,000	1,002,153
		11,145,345
Diversified Financial Services - 1.8%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.2511% 5/24/24 (b)(c)(d)	1,300,000	1,292,005
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 5.1497% 1/7/25 (b)(c)(d)	1,150,000	1,129,383
0.95% 1/8/24 (b)	800,000	768,838
2.75% 6/25/24 (b)	560,000	533,416
GA Global Funding Trust:
1% 4/8/24 (b)	720,000	679,295
1.25% 12/8/23 (b)	500,000	482,808
Jackson Financial, Inc. 1.125% 11/22/23	500,000	484,581
		5,370,326
Insurance - 2.3%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 4.8301% 4/6/23 (b)(c)(d)	700,000	699,754
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	600,000	589,920
New York Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 4.755% 6/6/24 (b)(c)(d)	1,100,000	1,100,794
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 4.8061% 4/26/24 (b)(c)(d)	550,000	550,262
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8327% 4/12/24 (b)(c)(d)	700,000	696,255
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.8969% 4/12/24 (b)(c)(d)	438,000	438,000
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 4.9731% 3/31/23 (b)(c)(d)	768,000	767,999
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 5.3964% 3/28/25 (b)(c)(d)	1,000,000	1,001,960
0.502% 4/12/23 (b)	1,000,000	994,870
		6,839,814
TOTAL FINANCIALS		127,044,342
HEALTH CARE - 2.6%
Health Care Providers & Services - 0.5%
Humana, Inc. 0.65% 8/3/23	1,600,000	1,568,566
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.9846% 10/18/24 (c)(d)	1,124,000	1,122,878
Pharmaceuticals - 1.7%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (b)	2,000,000	1,973,026
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 5.3052% 3/24/24 (c)(d)	1,051,000	1,048,133
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 4.6872% 9/11/23 (b)(c)(d)	1,300,000	1,300,493
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	550,000	541,855
		4,863,507
TOTAL HEALTH CARE		7,554,951
INDUSTRIALS - 2.4%
Industrial Conglomerates - 0.5%
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.7901% 3/11/24 (b)(c)(d)	500,000	500,325
0.4% 3/11/23 (b)	902,000	900,816
		1,401,141
Machinery - 1.9%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.0048% 11/13/23 (c)(d)	1,200,000	1,201,303
0.25% 3/1/23	500,000	500,000
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 4.8384% 6/14/23 (b)(c)(d)	700,000	700,087
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 5.433% 4/5/24 (b)(c)(d)	1,440,000	1,441,078
1.125% 12/14/23 (b)	1,633,000	1,580,400
5.2% 1/17/25 (b)	290,000	288,135
		5,711,003
TOTAL INDUSTRIALS		7,112,144
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6746% 10/1/24 (c)(d)	274,000	271,238
Microchip Technology, Inc. 2.67% 9/1/23	550,000	541,600
		812,838
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 4.8747% 1/11/24 (c)(d)	1,151,000	1,148,217
UTILITIES - 3.7%
Electric Utilities - 3.1%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6101% 6/10/23 (c)(d)	341,000	340,711
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.8051% 5/10/23 (c)(d)	399,000	398,877
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 4.7164% 6/28/24 (c)(d)	650,000	641,180
NextEra Energy Capital Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.9486% 11/3/23 (c)(d)	900,000	899,616
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 4.8363% 3/1/23 (c)(d)	997,000	997,000
0.65% 3/1/23	800,000	800,000
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 4.9739% 9/28/23 (c)(d)	145,000	144,601
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 4.7452% 6/24/24 (c)(d)	1,026,000	1,024,347
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 5.0646% 4/3/23 (c)(d)	500,000	499,926
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.2546% 4/1/24 (c)(d)	1,150,000	1,148,508
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.9251% 5/10/23 (c)(d)	584,000	583,766
2.95% 7/1/23	1,000,000	991,654
Virginia Electric & Power Co. 3.45% 2/15/24	600,000	588,338
		9,058,524
Gas Utilities - 0.4%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 5.1034% 3/9/23 (c)(d)	1,000,000	1,000,042
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 5.1027% 9/14/23 (c)(d)	72,000	71,898
		1,071,940
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.2048% 5/13/24 (c)(d)	585,000	582,193
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 5.299% 9/15/23 (c)(d)	186,000	185,989
		768,182
TOTAL UTILITIES		10,898,646
TOTAL NONCONVERTIBLE BONDS (Cost $172,373,324)		172,137,959

U.S. Treasury Obligations - 14.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.59% to 4.75% 5/11/23 to 1/25/24	29,316,500	28,588,651
U.S. Treasury Notes:
3% 6/30/24	7,400,000	7,199,969
4.125% 1/31/25	5,750,000	5,675,205
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,555,828)		41,463,825

Certificates of Deposit - 9.9%
	Principal Amount (a)	Value ($)
Bank of America NA 5.12% 8/31/23	1,000,000	999,459
Bank of Montreal yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.3% 8/1/23 (c)(d)	1,250,000	1,252,941
Bank of Nova Scotia yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.640% 5.19% 8/23/23 (c)(d)	1,500,000	1,503,001
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.2% 6/8/23 (c)(d)	1,200,000	1,201,517
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.36% 8/11/23 (c)(d)	1,300,000	1,299,997
5.4% 11/6/23	1,000,000	999,442
5.56% 11/27/23	1,300,000	1,300,016
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 4.83% 3/3/23 (c)(d)	1,200,000	1,200,020
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.31% 8/22/23 (c)(d)	1,250,000	1,253,967
Credit Suisse AG yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.8727% 3/20/23 (c)(d)	1,200,000	1,199,954
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.2514% 3/23/23 (c)(d)	1,200,000	1,200,191
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.720% 5.27% 8/14/23 (c)(d)	1,300,000	1,303,154
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.36% 7/3/23 (c)(d)	1,000,000	1,002,286
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.780% 5.33% 4/26/23 (c)(d)	1,000,000	1,001,090
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.36% 11/30/23 (c)(d)	1,000,000	1,004,117
MUFG Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.540% 5.09% 3/17/23 (c)(d)	1,300,000	1,300,269
Natexis Banques Populaires New York Branch yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.24% 8/14/23 (c)(d)	1,300,000	1,302,966
Nordea Bank Finland PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.13% 8/31/23 (c)(d)	1,400,000	1,403,001
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.13% 9/19/23 (c)(d)	1,000,000	1,001,940
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.15% 5/3/23 (c)(d)	1,400,000	1,401,059
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.2% 7/7/23 (c)(d)	1,200,000	1,201,984
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.25% 7/11/23 (c)(d)	1,300,000	1,302,447
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 5.35% 8/1/23 (c)(d)	1,250,000	1,253,222
Svenska Handelsbanken, Inc. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.28% 8/3/23 (c)(d)	1,250,000	1,253,081
TOTAL CERTIFICATES OF DEPOSIT (Cost $29,100,295)		29,141,121

Commercial Paper - 7.7%
	Principal Amount (a)	Value ($)
AT&T, Inc. 5.42% 12/19/23	1,000,000	955,671
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.23% 7/11/23 (c)(d)	1,300,000	1,299,955
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.25% 10/6/23 (c)(d)	1,000,000	1,002,941
Bank of Nova Scotia U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.15% 8/25/23 (c)(d)	1,000,000	1,001,812
BPCE SA yankee 5.15% 12/7/23	1,500,000	1,438,454
Cigna Group 4.92% 3/28/23	1,500,000	1,494,383
Citigroup Global Markets, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.2% 9/22/23 (c)(d)	1,500,000	1,499,998
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.23% 4/28/23 (c)(d)	1,250,000	1,251,137
General Motors Financial Co., Inc. 5.57% 4/12/23	1,000,000	993,846
HSBC U.S.A., Inc. yankee 5.35% 11/1/23	1,250,000	1,205,259
National Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.22% 4/26/23 (c)(d)	1,250,000	1,251,144
NatWest Markets PLC yankee:
5.28% 11/7/23	1,300,000	1,252,043
5.34% 2/9/24	1,300,000	1,232,605
Philip Morris International, Inc. 5% 10/24/23	1,000,000	967,222
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.21% 7/7/23 (c)(d)	1,200,000	1,199,958
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.3% 7/27/23 (c)(d)	1,250,000	1,252,662
Svenska Handelsbanken AB U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 5.14% 3/1/23 (c)(d)	1,300,000	1,300,000
Svenska Handelsbanken, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.24% 8/29/23 (c)(d)	1,000,000	1,002,588
The Toronto-Dominion Bank yankee 4.97% 10/27/23	1,000,000	965,008
TOTAL COMMERCIAL PAPER (Cost $22,557,608)		22,566,686

Money Market Funds - 9.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (e) (Cost $27,809,821)	27,804,260	27,809,821

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $293,396,876)	293,119,412
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,078,605
NET ASSETS - 100.0%	294,198,017

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,008,983 or 18.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	34,197,255	82,344,913	88,732,347	732,236	-	-	27,809,821	0.1%
Total	34,197,255	82,344,913	88,732,347	732,236	-	-	27,809,821

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	172,137,959	-	172,137,959	-

U.S. Government and Government Agency Obligations	41,463,825	-	41,463,825	-

Certificates of Deposit	29,141,121	-	29,141,121	-

Commercial Paper	22,566,686	-	22,566,686	-

Money Market Funds	27,809,821	27,809,821	-	-
Total Investments in Securities:	293,119,412	27,809,821	265,309,591	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $265,587,055)	$265,309,591
Fidelity Central Funds (cost $27,809,821)	27,809,821

Total Investment in Securities (cost $293,396,876)		$293,119,412
Receivable for fund shares sold		549,298
Interest receivable		1,423,128
Distributions receivable from Fidelity Central Funds		126,070
Total assets		295,217,908
Liabilities
Payable to custodian bank	$6,019
Payable for investments purchased	665,233
Payable for fund shares redeemed	348,109
Distributions payable	530
Total Liabilities		1,019,891
Net Assets		$294,198,017
Net Assets consist of:
Paid in capital		$294,747,016
Total accumulated earnings (loss)		(548,999)
Net Assets		$294,198,017
Net Asset Value , offering price and redemption price per share ($294,198,017 ÷ 29,440,895 shares)		$9.99

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$4,542,844
Income from Fidelity Central Funds		732,236
Total Income		5,275,080
Expenses
Independent trustees' fees and expenses	$512
Total Expenses		512
Net Investment income (loss)		5,274,568
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(194,625)
Total net realized gain (loss)		(194,625)
Change in net unrealized appreciation (depreciation) on investment securities		874,364
Net gain (loss)		679,739
Net increase (decrease) in net assets resulting from operations		$5,954,307
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,274,568	$2,045,662
Net realized gain (loss)	(194,625)	(73,772)
Change in net unrealized appreciation (depreciation)	874,364	(1,369,367)
Net increase (decrease) in net assets resulting from operations	5,954,307	602,523
Distributions to shareholders	(5,275,770)	(2,060,079)
Share transactions
Proceeds from sales of shares	75,241,841	165,995,696
Reinvestment of distributions	5,272,891	2,058,814
Cost of shares redeemed	(56,084,148)	(110,374,386)
Net increase (decrease) in net assets resulting from share transactions	24,430,584	57,680,124
Total increase (decrease) in net assets	25,109,121	56,222,568

Net Assets
Beginning of period	269,088,896	212,866,328
End of period	$294,198,017	$269,088,896

Other Information
Shares
Sold	7,547,196	16,617,311
Issued in reinvestment of distributions	528,680	206,355
Redeemed	(5,629,064)	(11,056,320)
Net increase (decrease)	2,446,812	5,767,346

Financial Highlights
Fidelity Flex® Conservative Income Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.97	$10.03	$10.04	$10.01	$10.02	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.194	.083	.053	.169	.275	.059
Net realized and unrealized gain (loss)	.019	(.062)	(.006)	.039	.002	.007
Total from investment operations	.213	.021	.047	.208	.277	.066
Distributions from net investment income	(.193)	(.080)	(.055)	(.178)	(.287)	(.046)
Distributions from net realized gain	-	(.001)	(.002)	-	-	-
Total distributions	(.193)	(.081)	(.057)	(.178)	(.287)	(.046)
Net asset value, end of period	$9.99	$9.97	$10.03	$10.04	$10.01	$10.02
Total Return D	2.16%	.22%	.47%	2.10%	2.80%	.66%
Ratios to Average Net Assets C,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-% H
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-% H
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-% H
Net investment income (loss)	3.92% H	.83%	.53%	1.69%	2.76%	2.32% H
Supplemental Data
Net assets, end of period (000 omitted)	$294,198	$269,089	$212,866	$123,307	$75,592	$50,887
Portfolio turnover rate I	52% H	60%	40%	44%	12%	10% J

A For the period May 31, 2018 (commencement of operations) through August 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Flex Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   capital loss carryforwards

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$320,793
Gross unrealized depreciation	(598,257)
Net unrealized appreciation (depreciation)	$(277,464)
Tax cost	$293,396,876

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(73,772)
Long-term	(-)
Total capital loss carryforward	$(73,772)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Bond Fund	39,225,409	33,359,000

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity Flex® Conservative Income Bond Fund	-%- D
Actual		$ 1,000	$ 1,021.60	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.   The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9887610.104
ZCI-SANN-0423
Fidelity® SAI Sustainable Low Duration Income Fund

Semi-Annual Report
February 28, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 10.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 56.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 5.0552% 3/25/24 (b)(c)	25,000	25,001
0.9% 3/25/24	35,000	33,377
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 4.913% 3/22/24 (b)(c)	50,000	49,968
0.75% 3/22/24	25,000	23,823
		132,169
Media - 1.2%
Discovery Communications LLC 3.8% 3/13/24	25,000	24,528
Magallanes, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.1741% 3/15/24 (b)(c)(d)	25,000	25,171
3.428% 3/15/24 (d)	25,000	24,400
		74,099
TOTAL COMMUNICATION SERVICES		206,268
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 1.2%
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 5.0719% 10/15/24 (b)(c)	25,000	24,804
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.1077% 3/8/24 (b)(c)	50,000	49,898
		74,702
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.9745% 2/14/24 (b)(c)	25,000	24,964
Specialty Retail - 1.9%
AutoZone, Inc. 3.125% 7/15/23	25,000	24,788
The Home Depot, Inc.:
2.7% 4/1/23	75,000	74,843
3.75% 2/15/24	25,000	24,673
		124,304
TOTAL CONSUMER DISCRETIONARY		223,970
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Chevron Corp. 1.141% 5/11/23	50,000	49,621
FINANCIALS - 30.7%
Banks - 19.1%
Bank of America Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.2301% 10/24/24 (b)(c)	75,000	75,054
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 4.9036% 1/10/25 (b)(c)	50,000	49,914
3.3% 2/5/24	25,000	24,504
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8925% 7/31/24 (b)(c)	50,000	49,934
3.4% 2/11/24	25,000	24,525
BNP Paribas SA 3.25% 3/3/23	50,000	49,998
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 5.2168% 3/17/23 (b)(c)	75,000	75,019
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	35,000	34,860
0.981% 5/1/25 (b)	50,000	47,220
3.375% 3/1/23	50,000	50,000
Fifth Third Bancorp:
1.625% 5/5/23	25,000	24,840
3.65% 1/25/24	25,000	24,644
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.9815% 3/16/24 (b)(c)	75,000	75,006
0.563% 2/16/25 (b)	25,000	23,707
3.375% 5/1/23	25,000	24,926
4.023% 12/5/24 (b)	25,000	24,674
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 5.5186% 3/2/23 (b)(c)	75,000	75,000
3.455% 3/2/23	75,000	75,000
PNC Financial Services Group, Inc. 3.5% 1/23/24	25,000	24,608
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 4.7767% 10/7/24 (b)(c)	50,000	49,888
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 4.8666% 7/29/24 (b)(c)	50,000	49,925
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.9461% 10/26/23 (b)(c)	50,000	50,055
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.6748% 3/4/24 (b)(c)	50,000	49,952
0.75% 6/12/23	50,000	49,406
2.35% 3/8/24	25,000	24,243
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.7538% 6/9/25 (b)(c)	25,000	24,806
Wells Fargo & Co.:
1.654% 6/2/24 (b)	50,000	49,506
4.125% 8/15/23	35,000	34,841
		1,236,055
Capital Markets - 3.8%
Bank of New York Mellon Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 4.6912% 10/25/24 (b)(c)	50,000	49,726
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 5.7841% 3/15/24 (b)(c)	75,000	75,533
1.757% 1/24/25 (b)	50,000	48,127
Morgan Stanley:
0.791% 1/22/25 (b)	25,000	23,906
3.62% 4/17/25 (b)	25,000	24,422
State Street Corp. 3.7% 11/20/23	25,000	24,715
		246,429
Consumer Finance - 4.4%
Ally Financial, Inc.:
1.45% 10/2/23	25,000	24,367
3.875% 5/21/24	25,000	24,478
American Express Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 4.7786% 11/3/23 (b)(c)	50,000	49,911
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.9054% 5/9/25 (b)(c)	15,000	14,996
1.343% 12/6/24 (b)	25,000	24,096
2.6% 5/11/23	25,000	24,877
3.9% 1/29/24	25,000	24,642
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 4.7747% 1/11/24 (b)(c)	50,000	49,978
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.0717% 12/29/23 (b)(c)	20,000	20,073
2.9% 3/30/23	25,000	24,955
		282,373
Diversified Financial Services - 1.1%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.2511% 5/24/24 (b)(c)(d)	25,000	24,846
Equitable Holdings, Inc. 3.9% 4/20/23	25,000	24,935
Jackson Financial, Inc. 1.125% 11/22/23	25,000	24,229
		74,010
Insurance - 2.3%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 4.8301% 4/6/23 (b)(c)(d)	75,000	74,974
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	25,000	24,580
New York Life Global Funding 1.1% 5/5/23 (d)	50,000	49,606
		149,160
TOTAL FINANCIALS		1,988,027
HEALTH CARE - 4.0%
Biotechnology - 1.1%
AbbVie, Inc.:
2.85% 5/14/23	25,000	24,891
3.85% 6/15/24	25,000	24,530
Amgen, Inc. 5.25% 3/2/25 (e)	20,000	19,956
		69,377
Health Care Providers & Services - 2.4%
Cigna Group:
0.613% 3/15/24	35,000	33,326
3.75% 7/15/23	25,000	24,827
Elevance Health, Inc. 0.45% 3/15/23	25,000	24,958
UnitedHealth Group, Inc. 2.875% 3/15/23	75,000	74,938
		158,049
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.9846% 10/18/24 (b)(c)	30,000	29,970
TOTAL HEALTH CARE		257,396
INDUSTRIALS - 1.1%
Machinery - 1.1%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 4.6365% 9/13/24 (b)(c)	75,000	74,821
INFORMATION TECHNOLOGY - 2.8%
Electronic Equipment & Components - 0.4%
Dell International LLC/EMC Corp. 5.45% 6/15/23	25,000	24,982
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6746% 10/1/24 (b)(c)	50,000	49,496
Software - 1.7%
Microsoft Corp. 2.375% 5/1/23	50,000	49,776
Roper Technologies, Inc.:
2.35% 9/15/24	25,000	23,865
3.65% 9/15/23	35,000	34,629
		108,270
TOTAL INFORMATION TECHNOLOGY		182,748
MATERIALS - 0.4%
Chemicals - 0.4%
The Mosaic Co. 4.25% 11/15/23	25,000	24,810
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 4.8747% 1/11/24 (b)(c)	75,000	74,819
UTILITIES - 8.9%
Electric Utilities - 7.8%
Duke Energy Carolinas LLC 3.05% 3/15/23	75,000	74,938
Duke Energy Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6101% 6/10/23 (b)(c)	25,000	24,979
3.75% 4/15/24	25,000	24,534
Edison International 2.95% 3/15/23	25,000	24,973
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.8037% 8/15/23 (b)(c)	50,000	49,901
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 4.7164% 6/28/24 (b)(c)	50,000	49,322
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.9486% 11/3/23 (b)(c)	50,000	49,979
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.2546% 4/1/24 (b)(c)	75,000	74,903
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.9251% 5/10/23 (b)(c)	25,000	24,990
2.95% 7/1/23	25,000	24,791
Tampa Electric Co. 3.875% 7/12/24	7,000	6,838
Virginia Electric & Power Co.:
2.75% 3/15/23	50,000	49,953
3.45% 2/15/24	25,000	24,514
		504,615
Gas Utilities - 0.7%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 5.1027% 9/14/23 (b)(c)	50,000	49,929
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.2048% 5/13/24 (b)(c)	25,000	24,880
TOTAL UTILITIES		579,424
TOTAL NONCONVERTIBLE BONDS (Cost $3,665,339)		3,661,904

U.S. Treasury Obligations - 38.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.2% to 5.03% 6/15/23 to 1/25/24	2,100,000	2,027,845
U.S. Treasury Notes 3% 6/30/24	500,000	486,484
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,521,086)		2,514,329

Asset-Backed Securities - 4.6%
	Principal Amount (a)	Value ($)
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A2, 5.27% 2/25/25	11,000	10,996
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.0041% 12/26/24 (b)(c)	16,166	16,174
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	15,976	15,659
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	20,000	19,981
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	6,583	6,359
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.0012% 5/15/25 (b)(c)	4,946	4,947
Series 2022-3 Class A2A, 3.81% 9/15/25	11,691	11,595
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (d)	13,000	12,922
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.0012% 10/15/24 (b)(c)	5,492	5,495
Ford Credit Auto Owner Trust Series 2022-C Class A2A, 4.52% 4/15/25	10,000	9,957
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	7,000	6,989
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 5.0012% 2/15/25 (b)(c)	8,684	8,689
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	24,741	24,177
Series 2022-2 Class A2, 2.93% 10/21/24	7,225	7,136
Series 2023-A Class A2A, 5.27% 6/20/25	16,000	15,997
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	21,385	21,170
Series 2022-4 Class A2A, 4.6% 11/17/25	9,000	8,949
Series 2023-1 Class A2A, 5.19% 3/16/26	7,000	6,991
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	13,482	13,357
Series 2022-C, Class A2A, 5.35% 11/17/25	18,000	17,997
Mercedes-Benz Auto Receivables Series 2023-1 Class A2, 5.09% 1/15/26	9,000	8,979
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	20,000	19,989
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	14,000	13,968
World Omni Auto Receivables Trust Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 4.9712% 10/15/25 (b)(c)	9,335	9,338
TOTAL ASSET-BACKED SECURITIES (Cost $298,579)		297,811

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (f) (Cost $97,139)	97,120	97,139

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $6,582,143)	6,571,183
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(89,891)
NET ASSETS - 100.0%	6,481,292

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $211,919 or 3.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	500,597	2,255,970	2,659,428	4,149	-	-	97,139	0.0%
Total	500,597	2,255,970	2,659,428	4,149	-	-	97,139

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	3,661,904	-	3,661,904	-

U.S. Government and Government Agency Obligations	2,514,329	-	2,514,329	-

Asset-Backed Securities	297,811	-	297,811	-

Money Market Funds	97,139	97,139	-	-
Total Investments in Securities:	6,571,183	97,139	6,474,044	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,485,004)	$6,474,044
Fidelity Central Funds (cost $97,139)	97,139

Total Investment in Securities (cost $6,582,143)		$6,571,183
Cash		48,716
Receivable for fund shares sold		14,192
Interest receivable		31,966
Distributions receivable from Fidelity Central Funds		1,064
Prepaid expenses		2,484
Receivable from investment adviser for expense reductions		6,991
Total assets		6,676,596
Liabilities
Payable for investments purchased
Regular delivery	$146,006
Delayed delivery	19,987
Distributions payable	119
Accrued management fee	1,573
Audit fee payable	26,994
Other payables and accrued expenses	625
Total Liabilities		195,304
Net Assets		$6,481,292
Net Assets consist of:
Paid in capital		$6,465,614
Total accumulated earnings (loss)		15,678
Net Assets		$6,481,292
Net Asset Value , offering price and redemption price per share ($6,481,292 ÷ 646,893 shares)		$10.02

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$96,553
Income from Fidelity Central Funds		4,149
Total Income		100,702
Expenses
Management fee	$8,446
Custodian fees and expenses	646
Independent trustees' fees and expenses	10
Registration fees	18,768
Audit	26,019
Legal	4
Miscellaneous	35
Total expenses before reductions	53,928
Expense reductions	(47,041)
Total expenses after reductions		6,887
Net Investment income (loss)		93,815
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,433)
Total net realized gain (loss)		(3,433)
Change in net unrealized appreciation (depreciation) on investment securities		12,522
Net gain (loss)		9,089
Net increase (decrease) in net assets resulting from operations		$102,904
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	For the period April 13, 2022 (commencement of operations) through August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,815	$29,673
Net realized gain (loss)	(3,433)	(100)
Change in net unrealized appreciation (depreciation)	12,522	(23,482)
Net increase (decrease) in net assets resulting from operations	102,904	6,091
Distributions to shareholders	(68,743)	(24,574)
Share transactions
Proceeds from sales of shares	1,366,763	5,036,643
Reinvestment of distributions	68,397	24,571
Cost of shares redeemed	(22,671)	(8,089)
Net increase (decrease) in net assets resulting from share transactions	1,412,489	5,053,125
Total increase (decrease) in net assets	1,446,650	5,034,642

Net Assets
Beginning of period	5,034,642	-
End of period	$6,481,292	$5,034,642

Other Information
Shares
Sold	136,975	503,682
Issued in reinvestment of distributions	6,853	2,467
Redeemed	(2,272)	(812)
Net increase (decrease)	141,556	505,337

Financial Highlights
Fidelity SAI Sustainable Low Duration Income Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.166	.059
Net realized and unrealized gain (loss)	.015	(.050)
Total from investment operations	.181	.009
Distributions from net investment income	(.121)	(.049)
Total distributions	(.121)	(.049)
Net asset value, end of period	$10.02	$9.96
Total Return D,E	1.83%	.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.93% H	1.88% H,I
Expenses net of fee waivers, if any	.25% H	.25% H
Expenses net of all reductions	.25% H	.25% H
Net investment income (loss)	3.36% H	1.54% H
Supplemental Data
Net assets, end of period (000 omitted)	$6,481	$5,035
Portfolio turnover rate J	14% H	6% K

A For the period April 13, 2022 (commencement of operations) through August 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1 . Organization.
Fidelity SAI Sustainable Low Duration Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,785
Gross unrealized depreciation	(5,735)
Net unrealized appreciation (depreciation)	$13,050
Tax cost	$6,558,133

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Low Duration Income Fund	1,045,495	179,674
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets.

During March 2023, the Board approved changes to the management fee effective April 1, 2023. The Fund will pay a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $46,944.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $97.

Effective April 1, 2023, the investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceed .20% of average net assets. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Low Duration Income Fund	79%

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® SAI Sustainable Low Duration Income Fund **	.25%
Actual		$ 1,000	$ 1,018.30	$ 1.25
Hypothetical- B		$ 1,000	$ 1,023.55	$ 1.25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective April 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® SAI Sustainable Low Duration Income Fund	.20%
Actual		$ 1.00
Hypothetical - B		$ 1.00

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904915.100
SLO-SANN-0423
Fidelity® Intermediate Bond Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Foreign investments - 14.7%
Futures - 3.8%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 38.9%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
1.65% 2/1/28	4,281	3,637
4.3% 2/15/30	6,552	6,146
NTT Finance Corp.:
1.162% 4/3/26 (b)	4,930	4,353
1.591% 4/3/28 (b)	6,814	5,769
Verizon Communications, Inc.:
2.1% 3/22/28	5,134	4,431
2.355% 3/15/32	1,666	1,310
		25,646
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	3,276	3,011
4.908% 7/23/25	3,158	3,090
Discovery Communications LLC 3.625% 5/15/30	1,082	926
Magallanes, Inc.:
3.755% 3/15/27 (b)	3,181	2,918
4.054% 3/15/29 (b)	535	478
		10,423
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	1,663	1,529
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	2,296	1,941
2.625% 4/15/26	5,569	5,103
3.5% 4/15/25	2,752	2,636
		11,209
TOTAL COMMUNICATION SERVICES		47,278
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 1.1%
General Motors Co. 6.125% 10/1/25	3,276	3,311
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,318	1,259
1.25% 1/8/26	3,715	3,286
2.35% 2/26/27	2,686	2,374
4.15% 6/19/23	3,946	3,931
4.35% 4/9/25	3,931	3,818
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	8,052	7,210
3.125% 5/12/23 (b)	1,548	1,541
4.35% 6/8/27 (b)	2,839	2,724
		29,454
Household Durables - 0.2%
Toll Brothers Finance Corp.:
4.875% 11/15/25	2,883	2,844
4.875% 3/15/27	1,404	1,347
		4,191
Multiline Retail - 0.3%
Dollar Tree, Inc. 4% 5/15/25	7,993	7,763
Specialty Retail - 0.7%
AutoZone, Inc.:
3.625% 4/15/25	354	342
4% 4/15/30	3,276	3,010
Lowe's Companies, Inc.:
1.7% 9/15/28	3,276	2,736
4.5% 4/15/30	4,586	4,368
O'Reilly Automotive, Inc.:
3.9% 6/1/29	3,276	3,034
4.2% 4/1/30	367	344
Ross Stores, Inc. 0.875% 4/15/26	5,302	4,640
The Home Depot, Inc. 2.5% 4/15/27	234	214
		18,688
TOTAL CONSUMER DISCRETIONARY		60,096
CONSUMER STAPLES - 2.0%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 3.5% 6/1/30	1,111	1,012
Molson Coors Beverage Co. 3% 7/15/26	2,948	2,727
		3,739
Food & Staples Retailing - 0.1%
7-Eleven, Inc. 0.95% 2/10/26 (b)	1,515	1,335
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	1,785	1,517
		2,852
Food Products - 0.6%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	3,770	3,299
3% 2/2/29 (b)	3,276	2,724
5.125% 2/1/28 (b)	7,862	7,473
JDE Peet's BV 1.375% 1/15/27 (b)	1,001	851
		14,347
Tobacco - 1.2%
Altria Group, Inc.:
2.35% 5/6/25	658	617
4.8% 2/14/29	1,001	960
BAT Capital Corp.:
3.222% 8/15/24	1,965	1,894
4.7% 4/2/27	4,143	4,004
BAT International Finance PLC 1.668% 3/25/26	8,124	7,215
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	5,438	5,217
Philip Morris International, Inc. 5.125% 11/17/27	10,400	10,351
		30,258
TOTAL CONSUMER STAPLES		51,196
ENERGY - 3.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	1,245	1,113
Oil, Gas & Consumable Fuels - 3.1%
Canadian Natural Resources Ltd. 3.9% 2/1/25	2,228	2,156
Cenovus Energy, Inc. 4.25% 4/15/27	7,207	6,882
DCP Midstream Operating LP:
3.875% 3/15/23	2,313	2,311
5.375% 7/15/25	3,931	3,883
Eastern Gas Transmission & Storage, Inc. 3% 11/15/29	3,603	3,116
Energy Transfer LP:
2.9% 5/15/25	3,931	3,710
4.2% 9/15/23	1,088	1,081
4.5% 4/15/24	5,330	5,261
4.95% 6/15/28	3,276	3,164
5.875% 1/15/24	3,953	3,957
EQT Corp.:
3.9% 10/1/27	1,965	1,797
5.7% 4/1/28	352	346
Equinor ASA 1.75% 1/22/26	723	660
Hess Corp. 4.3% 4/1/27	12,776	12,229
Hess Midstream Partners LP 5.625% 2/15/26 (b)	5,241	5,100
Kinder Morgan Energy Partners LP 3.5% 9/1/23	1,980	1,963
MPLX LP:
1.75% 3/1/26	3,210	2,871
4% 2/15/25	328	318
4% 3/15/28	3,276	3,067
4.5% 7/15/23	649	647
Occidental Petroleum Corp. 2.9% 8/15/24	4,024	3,853
Petroleos Mexicanos 6.7% 2/16/32	3,107	2,460
Plains All American Pipeline LP/PAA Finance Corp. 3.85% 10/15/23	1,736	1,718
Southeast Supply Header LLC 4.25% 6/15/24 (b)	2,009	1,893
The Williams Companies, Inc.:
4.3% 3/4/24	1,631	1,610
4.55% 6/24/24	1,669	1,646
5.4% 3/2/26	1,301	1,301
		79,000
TOTAL ENERGY		80,113
FINANCIALS - 20.3%
Banks - 11.3%
Bank of America Corp.:
1.197% 10/24/26 (c)	11,465	10,202
1.319% 6/19/26 (c)	3,734	3,387
2.496% 2/13/31 (c)	3,276	2,701
3.384% 4/2/26 (c)	5,798	5,546
3.97% 3/5/29 (c)	3,276	3,042
3.974% 2/7/30 (c)	4,455	4,075
4.25% 10/22/26	3,873	3,720
4.271% 7/23/29 (c)	2,293	2,152
4.45% 3/3/26	2,283	2,220
4.948% 7/22/28 (c)	5,700	5,575
Bank of Nova Scotia 4.5% 12/16/25	4,193	4,064
Barclays PLC:
1.007% 12/10/24 (c)	2,582	2,486
2.279% 11/24/27 (c)	8,576	7,545
2.852% 5/7/26 (c)	6,455	6,044
3.932% 5/7/25 (c)	5,916	5,758
5.304% 8/9/26 (c)	2,635	2,596
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	3,654	3,235
2.219% 6/9/26 (b)(c)	2,279	2,105
Capital One NA 2.28% 1/28/26 (c)	3,728	3,499
Citigroup, Inc.:
3.106% 4/8/26 (c)	3,669	3,484
4.6% 3/9/26	2,180	2,123
Danske Bank A/S 3.875% 9/12/23 (b)	1,965	1,947
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	2,813	2,454
1.605% 3/30/28 (b)(c)	6,094	5,207
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	495	492
HSBC Holdings PLC:
0.976% 5/24/25 (c)	1,638	1,541
1.645% 4/18/26 (c)	8,191	7,504
2.251% 11/22/27 (c)	9,709	8,540
2.999% 3/10/26 (c)	5,241	4,956
4.292% 9/12/26 (c)	3,276	3,154
5.21% 8/11/28 (c)	4,111	4,020
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	3,284	3,137
ING Groep NV 1.726% 4/1/27 (c)	2,376	2,109
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	3,236	3,098
JPMorgan Chase & Co.:
1.045% 11/19/26 (c)	3,826	3,388
1.47% 9/22/27 (c)	6,480	5,618
2.069% 6/1/29 (c)	4,914	4,143
2.083% 4/22/26 (c)	4,652	4,320
2.522% 4/22/31 (c)	3,276	2,709
2.947% 2/24/28 (c)	11,853	10,750
2.956% 5/13/31 (c)	4,616	3,877
3.797% 7/23/24 (c)	3,171	3,148
3.875% 9/10/24	3,386	3,305
4.125% 12/15/26	3,322	3,205
4.25% 10/1/27	2,621	2,522
Mitsubishi UFJ Financial Group, Inc.:
1.64% 10/13/27 (c)	7,999	6,940
2.193% 2/25/25	4,678	4,383
4.05% 9/11/28	3,276	3,137
5.017% 7/20/28 (c)	8,910	8,721
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)	6,552	5,680
4.254% 9/11/29 (c)	1,965	1,833
NatWest Group PLC:
1.642% 6/14/27 (c)	2,293	2,012
2.359% 5/22/24 (c)	2,714	2,690
3.073% 5/22/28 (c)	2,293	2,069
4.519% 6/25/24 (c)	4,506	4,482
5.847% 3/2/27 (c)	5,364	5,367
Rabobank Nederland 1.98% 12/15/27 (b)(c)	2,686	2,340
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	5,891	5,131
Societe Generale:
1.792% 6/9/27 (b)(c)	4,104	3,586
4.25% 4/14/25 (b)	1,994	1,912
4.677% 6/15/27 (b)	5,569	5,430
4.75% 11/24/25 (b)	4,777	4,603
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26	5,765	5,003
SVB Financial Group:
2.1% 5/15/28	1,007	846
3.125% 6/5/30	1,934	1,632
The Toronto-Dominion Bank 2.8% 3/10/27	4,990	4,561
Truist Financial Corp. 4.26% 7/28/26 (c)	5,759	5,614
Wells Fargo & Co.:
2.164% 2/11/26 (c)	5,575	5,210
3.526% 3/24/28 (c)	3,510	3,250
4.3% 7/22/27	6,407	6,198
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	4,259	4,078
4.11% 7/24/34 (c)	1,178	1,042
		288,453
Capital Markets - 3.2%
Ares Capital Corp. 3.25% 7/15/25	9,000	8,372
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	5,890	4,746
2.593% 9/11/25 (b)(c)	3,276	2,968
4.207% 6/12/24 (b)(c)	8,845	8,715
4.55% 4/17/26	3,276	2,927
6.373% 7/15/26 (b)(c)	4,455	4,191
Deutsche Bank AG 4.5% 4/1/25	4,541	4,379
Deutsche Bank AG New York Branch:
1.447% 4/1/25 (c)	3,868	3,661
2.129% 11/24/26 (c)	6,434	5,766
2.222% 9/18/24 (c)	4,403	4,304
2.311% 11/16/27 (c)	4,775	4,146
Goldman Sachs Group, Inc. 4.482% 8/23/28 (c)	3,462	3,318
Moody's Corp.:
3.25% 1/15/28	4,586	4,215
3.75% 3/24/25	2,605	2,520
Morgan Stanley:
0.79% 5/30/25 (c)	1,638	1,534
2.188% 4/28/26 (c)	3,603	3,358
3.737% 4/24/24 (c)	3,733	3,722
3.875% 1/27/26	3,014	2,906
S&P Global, Inc. 2.45% 3/1/27 (b)	4,586	4,174
State Street Corp. 2.901% 3/30/26 (c)	199	189
UBS Group AG 1.008% 7/30/24 (b)(c)	2,724	2,670
		82,781
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	3,495	3,089
2.45% 10/29/26	1,390	1,225
3% 10/29/28	1,456	1,241
6.5% 7/15/25	1,093	1,097
Ally Financial, Inc.:
1.45% 10/2/23	640	624
2.2% 11/2/28	4,939	4,024
3.05% 6/5/23	2,817	2,798
4.625% 3/30/25	1,965	1,923
4.75% 6/9/27	7,141	6,804
5.125% 9/30/24	6,421	6,365
5.75% 11/20/25	1,336	1,308
Capital One Financial Corp.:
1.878% 11/2/27 (c)	11,269	9,848
2.359% 7/29/32 (c)	6,552	4,821
2.636% 3/3/26 (c)	3,276	3,080
3.2% 2/5/25	2,293	2,197
4.985% 7/24/26 (c)	2,495	2,455
Discover Financial Services 4.5% 1/30/26	1,591	1,540
Ford Motor Credit Co. LLC:
2.3% 2/10/25	2,621	2,409
3.375% 11/13/25	8,189	7,543
Synchrony Financial:
4.25% 8/15/24	3,276	3,197
4.375% 3/19/24	4,395	4,334
		71,922
Diversified Financial Services - 1.7%
Athene Global Funding:
0.95% 1/8/24 (b)	4,427	4,255
1.73% 10/2/26 (b)	4,452	3,834
2.646% 10/4/31 (b)	6,486	5,046
Blackstone Private Credit Fund 4.7% 3/24/25	10,119	9,760
Brixmor Operating Partnership LP:
3.85% 2/1/25	1,919	1,840
4.125% 6/15/26	882	830
Corebridge Financial, Inc.:
3.65% 4/5/27 (b)	1,815	1,693
3.85% 4/5/29 (b)	1,139	1,029
3.9% 4/5/32 (b)	1,356	1,187
Equitable Holdings, Inc. 4.35% 4/20/28	7,076	6,721
Jackson Financial, Inc.:
5.17% 6/8/27	1,257	1,245
5.67% 6/8/32	4,927	4,814
		42,254
Insurance - 1.3%
AFLAC, Inc. 3.6% 4/1/30	735	676
AIA Group Ltd.:
3.375% 4/7/30 (b)	2,279	2,055
3.9% 4/6/28 (b)	5,569	5,258
American International Group, Inc. 2.5% 6/30/25	2,446	2,302
Aon PLC 3.875% 12/15/25	4,072	3,923
Equitable Financial Life Global Funding:
1.3% 7/12/26 (b)	3,276	2,854
1.4% 8/27/27 (b)	3,276	2,746
1.7% 11/12/26 (b)	4,175	3,638
Five Corners Funding Trust II 2.85% 5/15/30 (b)	2,963	2,503
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	1,585	1,558
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	2,819	2,598
Willis Group North America, Inc. 4.5% 9/15/28	3,603	3,417
		33,528
TOTAL FINANCIALS		518,938
HEALTH CARE - 1.7%
Biotechnology - 0.1%
Amgen, Inc.:
5.15% 3/2/28 (e)	1,419	1,413
5.25% 3/2/30 (e)	1,295	1,289
		2,702
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp. 2.75% 9/23/26 (b)	2,685	2,461
Health Care Providers & Services - 1.1%
Centene Corp.:
2.45% 7/15/28	2,742	2,298
4.25% 12/15/27	3,276	3,027
Cigna Group 3.4% 3/1/27	2,948	2,760
HCA Holdings, Inc.:
3.125% 3/15/27 (b)	8,583	7,810
3.5% 9/1/30	1,638	1,408
5.625% 9/1/28	3,276	3,239
5.875% 2/1/29	1,806	1,805
Humana, Inc.:
1.35% 2/3/27	3,931	3,384
3.7% 3/23/29	1,041	944
Sabra Health Care LP:
3.2% 12/1/31	2,600	1,932
3.9% 10/15/29	885	736
		29,343
Pharmaceuticals - 0.4%
Elanco Animal Health, Inc. 5.772% 8/28/23	420	418
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	7,000	6,509
Mylan NV 4.55% 4/15/28	1,002	934
Viatris, Inc.:
1.65% 6/22/25	290	264
2.7% 6/22/30	1,005	797
		8,922
TOTAL HEALTH CARE		43,428
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,416	1,378
BAE Systems PLC 3.4% 4/15/30 (b)	1,006	896
The Boeing Co.:
2.7% 2/1/27	3,276	2,967
5.04% 5/1/27	6,027	5,936
5.15% 5/1/30	2,752	2,663
		13,840
Airlines - 0.5%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,708	2,433
Delta Air Lines, Inc.:
2.9% 10/28/24	3,603	3,428
3.8% 4/19/23	1,834	1,826
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	1,976	1,770
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	2,207	2,109
		11,566
Building Products - 0.0%
Carrier Global Corp. 2.493% 2/15/27	983	886
Machinery - 0.3%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	4,559	4,034
Otis Worldwide Corp. 2.056% 4/5/25	3,400	3,172
		7,206
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.7% 2/15/24	1,801	1,716
0.8% 8/18/24	2,701	2,508
2.2% 1/15/27	2,524	2,217
4.25% 2/1/24	1,937	1,910
		8,351
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	4,665	4,339
3.25% 2/15/27 (b)	1,829	1,616
3.95% 7/1/24 (b)	1,996	1,930
4.375% 5/1/26 (b)	670	623
5.5% 1/15/26 (b)	1,203	1,164
		9,672
TOTAL INDUSTRIALS		51,521
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.25% 2/1/28	2,009	1,977
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. 1.95% 2/15/28 (b)	3,276	2,776
Micron Technology, Inc. 4.185% 2/15/27	5,602	5,303
		8,079
Software - 0.5%
Oracle Corp. 1.65% 3/25/26	2,045	1,828
Roper Technologies, Inc.:
1.4% 9/15/27	3,276	2,779
2% 6/30/30	3,754	3,023
VMware, Inc.:
1% 8/15/24	4,004	3,741
1.4% 8/15/26	1,758	1,518
		12,889
TOTAL INFORMATION TECHNOLOGY		22,945
MATERIALS - 0.4%
Chemicals - 0.4%
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (b)	655	580
1.832% 10/15/27 (b)	3,276	2,743
LYB International Finance III LLC 1.25% 10/1/25	3,156	2,825
The Mosaic Co. 4.25% 11/15/23	3,338	3,313
		9,461
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Homes 4 Rent LP 3.625% 4/15/32	1,247	1,054
Boston Properties, Inc. 3.2% 1/15/25	1,965	1,877
Corporate Office Properties LP 2% 1/15/29	2,376	1,829
Federal Realty Investment Trust 3.95% 1/15/24	4,586	4,518
Hudson Pacific Properties LP 4.65% 4/1/29	4,167	3,540
Kite Realty Group Trust 4% 3/15/25	1,572	1,490
LXP Industrial Trust (REIT) 4.4% 6/15/24	780	756
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	412	410
4.5% 1/15/25	728	710
4.5% 4/1/27	8,385	7,917
4.95% 4/1/24	723	711
5.25% 1/15/26	5,346	5,241
Piedmont Operating Partnership LP 2.75% 4/1/32	493	348
SITE Centers Corp.:
3.625% 2/1/25	890	844
4.25% 2/1/26	1,471	1,394
Spirit Realty LP 2.1% 3/15/28	3,099	2,567
Sun Communities Operating LP 2.3% 11/1/28	561	474
Ventas Realty LP:
2.65% 1/15/25	2,611	2,467
3% 1/15/30	1,365	1,160
3.5% 4/15/24	1,559	1,516
4% 3/1/28	765	707
VICI Properties LP 5.125% 5/15/32	577	535
Vornado Realty LP 2.15% 6/1/26	613	525
Welltower Op 3.625% 3/15/24	1,673	1,638
WP Carey, Inc.:
3.85% 7/15/29	415	377
4.6% 4/1/24	3,389	3,346
		47,951
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 4.1% 10/1/24	247	238
TOTAL REAL ESTATE		48,189
UTILITIES - 2.5%
Electric Utilities - 1.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	3,931	3,689
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	6,190	5,662
Edison International 2.95% 3/15/23	790	789
Eversource Energy 2.8% 5/1/23	3,065	3,052
Exelon Corp.:
2.75% 3/15/27	510	462
3.35% 3/15/32	5,206	4,445
FirstEnergy Corp.:
1.6% 1/15/26	379	338
2.05% 3/1/25	2,124	1,981
IPALCO Enterprises, Inc. 3.7% 9/1/24	803	776
Pacific Gas & Electric Co. 3.25% 2/16/24	1,002	980
Southern Co. 5.113% 8/1/27 (f)	3,276	3,235
Virginia Electric & Power Co. 2.4% 3/30/32	3,276	2,647
Vistra Operations Co. LLC 5% 7/31/27 (b)	6,060	5,629
		33,685
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.:
1.375% 1/15/26	7,207	6,378
3.3% 7/15/25 (b)	3,979	3,734
3.95% 7/15/30 (b)	4,292	3,758
		13,870
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	3,931	3,630
3.7% 7/15/30	306	281
NiSource, Inc.:
0.95% 8/15/25	1,575	1,420
2.95% 9/1/29	3,931	3,393
Puget Energy, Inc.:
3.65% 5/15/25	1,965	1,859
4.224% 3/15/32	3,276	2,897
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (c)(d)	2,216	1,893
		15,373
TOTAL UTILITIES		62,928
TOTAL NONCONVERTIBLE BONDS (Cost $1,083,359)		996,093

U.S. Treasury Obligations - 43.6%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
0.625% 7/31/26	27,290	24,042
1.125% 8/31/28 (g)	32,033	27,307
1.25% 9/30/28	17,505	14,995
1.375% 10/31/28	9,435	8,125
1.5% 1/31/27	26,945	24,214
1.625% 9/30/26	52,120	47,421
1.75% 3/15/25	8	8
1.875% 2/28/27	28,931	26,347
2.125% 5/15/25	656	620
2.25% 8/15/27	9,273	8,525
2.375% 3/31/29	57,612	52,213
2.625% 7/31/29	79,145	72,572
2.75% 8/15/32	200,486	182,189
3.125% 11/15/28	153,205	145,228
3.125% 8/31/29	83,837	79,170
3.25% 6/30/29	50,454	48,014
3.5% 9/15/25	42,649	41,527
3.5% 1/31/30	11,867	11,461
3.5% 2/15/33	14,521	14,043
3.875% 1/15/26	59,500	58,477
3.875% 12/31/29	53,282	52,633
4% 12/15/25	37,437	36,937
4% 2/15/26	6,461	6,372
4% 10/31/29	49,898	49,604
4.125% 1/31/25 (h)	16,127	15,918
4.125% 9/30/27	32,339	32,170
4.25% 10/15/25	35,041	34,746
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,195,475)		1,114,878

U.S. Government Agency - Mortgage Securities - 0.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.7%
2.5% 10/1/31 to 1/1/33	2,756	2,550
3% 11/1/32 to 12/1/32	9,502	8,958
3.5% 9/1/34 to 10/1/34	3,338	3,199
4.5% 3/1/39 to 8/1/39	793	780
5.5% 11/1/34 to 6/1/36	728	738
6.5% 7/1/32 to 8/1/36	447	463
7% 8/1/25 to 2/1/32	2	2
7.5% 8/1/23 to 8/1/29	11	11
TOTAL FANNIE MAE		16,701
Freddie Mac - 0.0%
5.5% 3/1/34 to 7/1/35	1,242	1,262
7.5% 7/1/27 to 9/1/31	2	2
TOTAL FREDDIE MAC		1,264
Ginnie Mae - 0.0%
7% to 7% 1/15/28 to 11/15/32	407	421
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $19,776)		18,386

Asset-Backed Securities - 6.9%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (b)	604	426
Series 2019-2 Class A, 3.376% 10/16/39 (b)	1,439	1,113
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,868	1,639
Series 2021-2A Class A, 2.798% 1/15/47 (b)	3,494	2,946
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.8753% 7/22/32 (b)(c)(d)	7,490	7,395
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(d)	5,700	5,629
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	455	375
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.8653% 4/22/31 (b)(c)(d)	5,438	5,370
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 5.742% 2/25/35 (c)(d)	266	262
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,530	2,141
Castlelake Aircraft Securitization Trust:
Series 2019-1A Class A, 3.967% 4/15/39 (b)	1,791	1,562
Series 2021-1R Class A, 2.741% 8/15/41 (b)	3,596	3,202
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	5,831	5,335
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.8924% 7/15/33 (b)(c)(d)	6,373	6,276
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.7846% 7/27/30 (b)(c)(d)	10,345	10,237
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	7,699	6,720
Dell Equipment Finance Trust Series 2020-2 Class A3, 0.57% 10/23/23 (b)	448	446
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	4,900	4,665
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	5,454	5,404
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (b)	1,813	1,775
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	734	624
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 5.7846% 7/27/31 (b)(c)(d)	4,633	4,607
Madison Park Funding XXVI Ltd. Series 2017-26A Class AR, 3 month U.S. LIBOR + 1.200% 6.0024% 7/29/30 (b)(c)(d)	3,498	3,482
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.8153% 1/22/31 (b)(c)(d)	7,929	7,854
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	266	257
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	1,147	1,128
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 9.867% 8/25/34 (c)(d)	103	127
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.7924% 7/17/32 (b)(c)(d)	6,158	6,072
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.7153% 5/20/29 (b)(c)(d)	3,756	3,728
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.862% 1/25/36 (c)(d)	126	123
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	3,356	3,036
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	4,854	4,794
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	2,972	2,396
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,874	1,760
1.631% 5/15/51 (b)	9,827	8,389
1.884% 7/15/50 (b)	703	622
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (b)(c)(d)	4,706	4,648
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.8124% 1/15/34 (b)(c)(d)	6,583	6,517
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.8366% 11/18/30 (b)(c)(d)	5,666	5,616
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.7224% 7/15/30 (b)(c)(d)	7,020	6,949
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.477% 9/25/34 (c)(d)	75	72
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)	1,138	1,006
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,688	1,355
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.3484% 4/6/42 (b)(c)(d)	1,143	871
Upstart Securitization Trust:
Series 2021-3 Class A, 0.83% 7/20/31 (b)	1,028	1,010
Series 2021-4 Class A, 0.84% 9/20/31 (b)	1,883	1,836
Series 2021-5 Class A, 1.31% 11/20/31 (b)	2,801	2,724
3.12% 3/20/32 (b)	4,728	4,605
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	622	589
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	3,020	2,823
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	4,160	3,795
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	6,025	5,662
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.7424% 4/17/30 (b)(c)(d)	5,569	5,516
TOTAL ASSET-BACKED SECURITIES (Cost $186,584)		177,511

Collateralized Mortgage Obligations - 2.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 2.5%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	1,704	1,590
Series 2021-C Class A, 2.115% 1/25/61 (b)	1,426	1,332
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	4,168	3,500
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	2,138	1,898
BRAVO Residential Funding Trust sequential payer:
Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	1,896	1,640
Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	8,193	6,963
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,218	1,144
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	715	692
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,171	1,111
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,578	1,481
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	5,703	5,440
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	407	395
CSMC 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	6,651	6,115
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	529	457
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	4,989	4,815
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	2,260	1,962
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	4,759	4,276
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	850	785
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	742	674
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,568	1,406
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	116	102
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	1,718	1,647
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	4,049	3,616
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	4,902	4,615
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	645	564
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	891	786
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	3,166	2,898
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	1,806	1,704
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,038	1,001
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		64,610
U.S. Government Agency - 0.1%
Fannie Mae Series 2013-16 Class GP, 3% 3/25/33	1,101	1,056
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	200	197
TOTAL U.S. GOVERNMENT AGENCY		1,253
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,387)		65,863

Commercial Mortgage Securities - 5.9%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (b)(c)(d)	1,605	1,582
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,164	1,062
BANK:
sequential payer:
Series 2018-BN14 Class ASB, 4.185% 9/15/60	4,259	4,108
Series 2018-BN15 Class ASB, 4.285% 11/15/61	2,621	2,529
Series 2021-BN33 Class XA, 1.0572% 5/15/64 (c)(i)	12,424	715
Barclays Commercial Mortgage Securities LLC sequential payer Series 2019-C5 Class ASB, 2.99% 11/15/52	3,603	3,319
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 5.387% 6/15/38 (b)(c)(d)	7,993	7,483
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	2,126	2,103
Series 2019-B12 Class XA, 1.0324% 8/15/52 (c)(i)	16,184	654
Series 2019-B14 Class XA, 0.7766% 12/15/62 (c)(i)	16,210	502
Series 2020-B17 Class XA, 1.4159% 3/15/53 (c)(i)	32,093	1,902
Series 2020-B19 Class XA, 1.7699% 9/15/53 (c)(i)	21,210	1,628
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.7265% 11/15/28 (b)(c)(d)	504	500
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.338% 9/15/26 (b)(c)(d)	3,158	2,985
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (b)(c)(d)	2,970	2,903
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.2403% 5/15/38 (b)(c)(d)	2,359	2,309
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.438% 11/15/38 (b)(c)(d)	2,945	2,895
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.2239% 10/15/26 (b)(c)(d)	2,757	2,690
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (b)(c)(d)	1,627	1,624
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (b)(c)(d)	3,550	3,532
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 5.3765% 1/15/34 (b)(c)(d)	943	928
Series 2021-SOAR Class A, 5.258% 6/15/38 (b)(c)	2,648	2,601
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	1,453	1,376
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	4,147	3,713
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,981	2,588
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (b)(c)(d)	870	857
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (b)(c)(d)	2,767	2,690
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC23 Class A3, 3.356% 7/10/47	1,912	1,848
Series 2016-GC37 Class AAB, 3.098% 4/10/49	405	389
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	1,000	996
Series 2013-CR13 Class AM, 4.449% 11/10/46	5,021	4,935
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	955	858
Series 2018-SITE Class A, 4.284% 4/15/36 (b)	1,224	1,174
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	2,091	2,030
Series 2020-C19 Class ASB, 2.5501% 3/15/53	12,447	11,076
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (b)(c)(d)	4,100	3,992
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (b)(c)(d)	1,273	1,254
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (b)(c)(d)	1,714	1,626
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	472	456
Series 2011-GC5 Class A/S, 5.1538% 8/10/44 (b)(c)	3,241	3,193
Series 2013-GC13 Class A/S, 4.0794% 7/10/46 (b)(c)	8,756	8,693
Series 2013-GC16 Class A/S, 4.649% 11/10/46	8,768	8,648
Series 2015-GC30 Class A/S, 3.777% 5/10/50	539	509
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	1,623	1,576
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.838% 9/15/29 (b)(c)(d)	1,415	1,345
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	930	925
Series 2013-C16 Class A/S, 4.5169% 12/15/46	2,687	2,648
Series 2013-LC11 Class A/S, 3.216% 4/15/46	669	614
Series 2018-AON Class D, 4.6132% 7/5/31 (b)(c)	3,508	2,666
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,058	1,852
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (b)(c)(d)	2,260	2,219
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 7/15/38 (b)(c)(d)	1,380	1,351
Morgan Stanley BAML Trust:
sequential payer Series 2013-C11 Class A4, 4.1567% 8/15/46 (c)	1,081	1,070
Series 2014-C17 Class ASB, 3.477% 8/15/47	1,167	1,149
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,542	2,369
Series 2021-L6 Class XA, 1.227% 6/15/54 (c)(i)	4,402	275
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.072% 10/15/36 (b)(c)(d)	4,441	4,312
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (b)(c)(d)	2,759	2,699
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C8 Class ASB, 3.903% 2/15/51	2,811	2,697
Series 2017-C7 Class XA, 1.0036% 12/15/50 (c)(i)	52,468	1,852
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,920	1,505
Series 2020-LAB Class X, 0.4294% 10/10/42 (b)(c)(i)	60,125	1,577
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2017-C41 Class ASB, 3.39% 11/15/50	310	297
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,675	1,614
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $162,347)		150,067

Municipal Securities - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	995	973
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	2,500	2,498
TOTAL MUNICIPAL SECURITIES (Cost $3,495)		3,471

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
United Mexican States:
3.25% 4/16/30	2,368	2,056
3.5% 2/12/34	1,965	1,596
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,314)		3,652

Bank Notes - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c)	4,416	4,203
Truist Bank 2.75% 5/1/23	2,817	2,805
TOTAL BANK NOTES (Cost $7,233)		7,008

Money Market Funds - 2.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (j)	9,682,846	9,685
Fidelity Securities Lending Cash Central Fund 4.63% (j)(k)	51,956,874	51,962
TOTAL MONEY MARKET FUNDS (Cost $61,647)		61,647

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $2,796,617)	2,598,576
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(39,694)
NET ASSETS - 100.0%	2,558,882

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	479	Jun 2023	97,585	(222)	(222)

The notional amount of futures purchased as a percentage of Net Assets is 3.8%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $526,844,000 or 20.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $530,000.
(h)	Security or a portion of the security is on loan at period end.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	30,227	288,806	309,348	421	-	-	9,685	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	267,407	1,058,517	1,273,962	81	-	-	51,962	0.2%
Fidelity Specialized High Income Central Fund	38	-	38	-	(7)	7	-	0.0%
Total	297,672	1,347,323	1,583,348	502	(7)	7	61,647

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	996,093	-	996,093	-

U.S. Government and Government Agency Obligations	1,114,878	-	1,114,878	-

U.S. Government Agency - Mortgage Securities	18,386	-	18,386	-

Asset-Backed Securities	177,511	-	177,511	-

Collateralized Mortgage Obligations	65,863	-	65,863	-

Commercial Mortgage Securities	150,067	-	150,067	-

Municipal Securities	3,471	-	3,471	-

Foreign Government and Government Agency Obligations	3,652	-	3,652	-

Bank Notes	7,008	-	7,008	-

Money Market Funds	61,647	61,647	-	-
Total Investments in Securities:	2,598,576	61,647	2,536,929	-
Derivative Instruments:

Liabilities
Futures Contracts	(222)	(222)	-	-
Total Liabilities	(222)	(222)	-	-
Total Derivative Instruments:	(222)	(222)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(222)
Total Interest Rate Risk	0	(222)
Total Value of Derivatives	0	(222)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,715) - See accompanying schedule:
Unaffiliated issuers (cost $2,734,970)	$2,536,929
Fidelity Central Funds (cost $61,647)	61,647

Total Investment in Securities (cost $2,796,617)		$2,598,576
Receivable for investments sold		35,851
Receivable for fund shares sold		3,990
Interest receivable		17,627
Distributions receivable from Fidelity Central Funds		106
Other receivables		10
Total assets		2,656,160
Liabilities
Payable for investments purchased
Regular delivery	$38,536
Delayed delivery	2,709
Payable for fund shares redeemed	2,428
Distributions payable	657
Accrued management fee	639
Payable for daily variation margin on futures contracts	11
Other affiliated payables	327
Other payables and accrued expenses	9
Collateral on securities loaned	51,962
Total Liabilities		97,278
Net Assets		$2,558,882
Net Assets consist of:
Paid in capital		$3,033,009
Total accumulated earnings (loss)		(474,127)
Net Assets		$2,558,882
Net Asset Value , offering price and redemption price per share ($2,558,882 ÷ 259,211 shares)		$9.87

Statement of Operations
Amounts in thousands		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$48,462
Income from Fidelity Central Funds (including $81 from security lending)		502
Total Income		48,964
Expenses
Management fee	$4,750
Transfer agent fees	1,593
Fund wide operations fee	817
Independent trustees' fees and expenses	6
Total expenses before reductions	7,166
Expense reductions	(1)
Total expenses after reductions		7,165
Net Investment income (loss)		41,799
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(66,587)
Redemptions in-kind	(130,619)
Fidelity Central Funds	(7)
Futures contracts	(5,912)
Total net realized gain (loss)		(203,125)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	80,811
Fidelity Central Funds	7
Futures contracts	822
Total change in net unrealized appreciation (depreciation)		81,640
Net gain (loss)		(121,485)
Net increase (decrease) in net assets resulting from operations		$(79,686)
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,799	$71,653
Net realized gain (loss)	(203,125)	(78,980)
Change in net unrealized appreciation (depreciation)	81,640	(375,346)
Net increase (decrease) in net assets resulting from operations	(79,686)	(382,673)
Distributions to shareholders	(40,623)	(77,324)
Share transactions
Proceeds from sales of shares	425,913	2,196,367
Reinvestment of distributions	33,748	71,813
Cost of shares redeemed	(2,326,566)	(1,176,514)
Net increase (decrease) in net assets resulting from share transactions	(1,866,905)	1,091,666
Total increase (decrease) in net assets	(1,987,214)	631,669

Net Assets
Beginning of period	4,546,096	3,914,427
End of period	$2,558,882	$4,546,096

Other Information
Shares
Sold	42,898	207,472
Issued in reinvestment of distributions	3,421	6,760
Redeemed	(237,718)	(111,782)
Net increase (decrease)	(191,399)	102,450

Financial Highlights
Fidelity® Intermediate Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$11.24	$11.58	$11.16	$10.58	$10.95
Income from Investment Operations
Net investment income (loss) A,B	.130	.180	.199	.267	.292	.263
Net realized and unrealized gain (loss)	(.219)	(1.134)	(.102)	.413	.560	(.380)
Total from investment operations	(.089)	(.954)	.097	.680	.852	(.117)
Distributions from net investment income	(.131)	(.173)	(.196)	(.260)	(.272)	(.253)
Distributions from net realized gain	-	(.023)	(.241)	-	-	-
Total distributions	(.131)	(.196)	(.437)	(.260)	(.272)	(.253)
Net asset value, end of period	$9.87	$10.09	$11.24	$11.58	$11.16	$10.58
Total Return C,D	(.88)%	(8.57)%	.86%	6.18%	8.18%	(1.07)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.64% G	1.69%	1.76%	2.37%	2.72%	2.46%
Supplemental Data
Net assets, end of period (in millions)	$2,559	$4,546	$3,914	$2,958	$2,717	$2,719
Portfolio turnover rate H	61% G,I	80%	102%	99%	34%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Bond Fund	$10

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, market discount, deferred Trustee compensation, capital loss carryforwards and   losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,472
Gross unrealized depreciation	(197,427)
Net unrealized appreciation (depreciation)	$(195,955)
Tax cost	$2,794,309

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(74,292)
Long-term	(-)
Total capital loss carryforward	$(74,292)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Bond Fund	50,052	305,023

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Intermediate Bond Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Intermediate Bond Fund	153,557	(130,619)	1,495,644

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Intermediate Bond Fund	4

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Intermediate Bond Fund	$9	$-	$-

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Intermediate Bond Fund	.45%
Actual		$ 1,000	$ 991.20	$ 2.22
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales group structure competitive median and below the ASPG competitive median for 2021.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.538685.125
IBF-SANN-0423
Fidelity® U.S. Bond Index Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%*
Foreign investments - 5.4%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.0%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	8,216	6,980
2.25% 2/1/32	13,533	10,563
2.75% 6/1/31	14,741	12,178
2.95% 7/15/26	6,356	5,926
3.3% 2/1/52	14,016	9,589
3.5% 6/1/41	7,559	5,675
3.5% 9/15/53	25,048	17,195
3.55% 9/15/55	54,468	36,897
3.65% 6/1/51	11,600	8,275
3.65% 9/15/59	31,190	21,123
3.8% 2/15/27	7,149	6,785
4.35% 6/15/45	5,085	4,140
4.5% 3/9/48	6,502	5,346
4.65% 6/1/44	6,251	5,318
British Telecommunications PLC 9.625% 12/15/30	12,479	15,097
Orange SA 5.5% 2/6/44	2,383	2,404
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	10,645	10,086
4.895% 3/6/48	3,000	2,391
5.213% 3/8/47	5,203	4,374
5.52% 3/1/49	2,700	2,351
7.045% 6/20/36	2,065	2,181
Verizon Communications, Inc.:
1.5% 9/18/30	3,190	2,469
1.68% 10/30/30	2,665	2,062
2.355% 3/15/32	46,571	36,612
2.55% 3/21/31	41,913	34,284
2.987% 10/30/56	69,319	42,468
3.55% 3/22/51	8,661	6,253
4.125% 3/16/27	5,561	5,353
4.272% 1/15/36	19,285	17,022
4.329% 9/21/28	12,151	11,641
4.4% 11/1/34	2,999	2,726
4.75% 11/1/41	795	727
5.012% 4/15/49	913	838
5.012% 8/21/54	9,975	9,125
		366,454
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	8,297	6,926
2.65% 1/13/31	12,615	10,745
2.75% 9/1/49	8,288	5,523
3.5% 5/13/40	5,423	4,382
3.6% 1/13/51	5,404	4,188
3.7% 10/15/25	5,561	5,363
3.8% 5/13/60	5,423	4,244
4.7% 3/23/50	3,867	3,619
5.4% 10/1/43	3,078	3,094
6.15% 3/1/37	3,142	3,361
6.15% 2/15/41	8,340	9,074
		60,519
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	5,896	5,334
1.1% 8/15/30	11,696	9,219
1.998% 8/15/26	1,827	1,672
2.05% 8/15/50	11,696	7,078
Baidu, Inc. 3.425% 4/7/30	9,666	8,547
Meta Platforms, Inc.:
3.5% 8/15/27	6,820	6,409
3.85% 8/15/32	7,620	6,847
4.45% 8/15/52	12,000	9,951
		55,057
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	20,299	15,908
3.5% 6/1/41	26,758	17,509
3.7% 4/1/51	7,027	4,297
4.2% 3/15/28	8,737	8,030
4.908% 7/23/25	6,338	6,202
5.05% 3/30/29	4,833	4,513
5.125% 7/1/49	9,816	7,550
5.375% 5/1/47	4,534	3,612
5.75% 4/1/48	4,154	3,469
6.384% 10/23/35	10,684	10,255
6.484% 10/23/45	3,725	3,370
Comcast Corp.:
1.5% 2/15/31	11,310	8,733
1.95% 1/15/31	2,030	1,627
2.35% 1/15/27	18,905	17,130
2.45% 8/15/52	11,310	6,709
2.65% 2/1/30	6,264	5,392
2.8% 1/15/51	6,476	4,131
2.887% 11/1/51	15,309	9,914
2.937% 11/1/56	57,662	36,167
2.987% 11/1/63	9,051	5,531
3.15% 3/1/26	3,972	3,756
3.3% 2/1/27	9,461	8,881
3.375% 8/15/25	10,882	10,446
3.4% 4/1/30	5,800	5,236
3.45% 2/1/50	5,896	4,314
3.7% 4/15/24	8,238	8,090
3.75% 4/1/40	4,644	3,803
3.969% 11/1/47	4,131	3,334
4% 3/1/48	9,532	7,662
4.15% 10/15/28	14,973	14,315
Discovery Communications LLC:
3.625% 5/15/30	9,512	8,140
4% 9/15/55	9,083	5,873
4.65% 5/15/50	9,512	6,976
5.2% 9/20/47	6,673	5,314
Fox Corp.:
4.03% 1/25/24	3,734	3,685
4.709% 1/25/29	8,245	7,873
5.476% 1/25/39	3,027	2,782
5.576% 1/25/49	7,398	6,736
Magallanes, Inc.:
3.755% 3/15/27 (b)	8,767	8,042
4.279% 3/15/32 (b)	14,937	12,895
5.05% 3/15/42 (b)	8,564	6,938
5.141% 3/15/52 (b)	23,164	18,158
Paramount Global:
3.375% 2/15/28	8,381	7,532
4% 1/15/26	4,766	4,552
4.2% 6/1/29	7,143	6,422
4.375% 3/15/43	2,093	1,457
4.6% 1/15/45	5,799	4,174
4.95% 1/15/31	13,185	11,819
Time Warner Cable LLC:
4.5% 9/15/42	8,737	6,520
6.55% 5/1/37	7,500	7,183
7.3% 7/1/38	3,177	3,184
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,059	3,656
3% 7/30/46	3,575	2,524
3.15% 9/17/25	7,522	7,156
4.125% 6/1/44	4,528	3,897
		413,374
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.625% 4/22/29	6,667	6,034
6.125% 11/15/37	6,645	6,962
Rogers Communications, Inc.:
2.9% 11/15/26	1,986	1,814
3.625% 12/15/25	1,589	1,507
3.7% 11/15/49	4,833	3,407
3.8% 3/15/32 (b)	23,199	20,264
4.1% 10/1/23	3,833	3,806
5.45% 10/1/43	4,588	4,209
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	11,928	10,237
3.3% 2/15/51	11,928	7,997
3.5% 4/15/25	10,079	9,654
3.75% 4/15/27	6,689	6,289
3.875% 4/15/30	6,689	6,065
4.375% 4/15/40	6,689	5,684
4.5% 4/15/50	11,522	9,558
4.95% 3/15/28	14,700	14,430
5.2% 1/15/33	7,265	7,085
5.65% 1/15/53	18,310	17,950
Vodafone Group PLC:
4.375% 5/30/28	20,333	19,822
5.125% 6/19/59	5,220	4,588
5.25% 5/30/48	18,988	17,541
		184,903
TOTAL COMMUNICATION SERVICES		1,080,307
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
Lear Corp. 3.55% 1/15/52	2,600	1,626
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	9,305	8,483
2% 3/24/28	2,000	1,729
2.25% 1/12/29	1,900	1,630
2.3% 9/9/26	3,972	3,618
2.9% 2/16/24	2,000	1,952
3.55% 1/12/24	21,383	21,055
Daimler Finance North America LLC 8.5% 1/18/31	2,000	2,476
General Motors Co.:
5% 10/1/28	5,463	5,290
5.15% 4/1/38	1,300	1,126
5.2% 4/1/45	3,392	2,797
5.6% 10/15/32	2,000	1,902
5.95% 4/1/49	5,027	4,510
6.6% 4/1/36	4,639	4,632
6.75% 4/1/46	5,684	5,601
6.8% 10/1/27	10,536	10,987
General Motors Financial Co., Inc.:
2.35% 1/8/31	2,000	1,536
2.4% 4/10/28	2,000	1,704
2.4% 10/15/28	1,700	1,423
3.85% 1/5/28	5,561	5,083
4% 1/15/25	4,902	4,751
4% 10/6/26	2,923	2,770
4.3% 7/13/25	9,850	9,563
4.35% 1/17/27	6,356	6,072
5.65% 1/17/29	16,996	16,625
Honda Motor Co. Ltd. 2.534% 3/10/27	14,164	12,998
Toyota Motor Corp.:
0.681% 3/25/24	22,010	20,982
2.358% 7/2/24	4,930	4,745
2.362% 3/25/31	10,633	8,976
		175,016
Distributors - 0.0%
Genuine Parts Co. 2.75% 2/1/32	2,000	1,617
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	1,903	1,512
Duke University 2.832% 10/1/55	3,714	2,535
George Washington University:
4.126% 9/15/48	5,575	4,825
4.3% 9/15/44	1,589	1,404
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	3,694	3,469
4.3% 2/21/48	3,948	3,225
Massachusetts Institute of Technology:
2.989% 7/1/50	3,722	2,764
3.885% 7/1/2116	2,248	1,691
3.959% 7/1/38	3,753	3,448
Northwestern University:
3.662% 12/1/57	4,398	3,579
4.643% 12/1/44	2,661	2,558
President and Fellows of Harvard College:
3.3% 7/15/56	3,852	2,962
3.619% 10/1/37	795	691
Rice University 3.774% 5/15/55	1,510	1,271
Trustees of Princeton Univ. 5.7% 3/1/39	795	881
University Notre Dame du Lac 3.438% 2/15/45	2,646	2,149
University of Chicago 3% 10/1/52	5,027	3,678
University of Southern California:
2.945% 10/1/51	9,096	6,315
5.25% 10/1/2111	1,589	1,586
		50,543
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc.:
2.95% 3/15/31	2,000	1,607
3.25% 2/15/30	6,863	5,787
4.625% 8/1/27	2,000	1,909
Marriott International, Inc. 2.85% 4/15/31	17,100	14,104
McDonald's Corp.:
3.3% 7/1/25	4,790	4,605
3.5% 7/1/27	7,617	7,183
3.6% 7/1/30	5,684	5,185
3.625% 9/1/49	9,831	7,395
3.7% 1/30/26	13,400	12,927
4.2% 4/1/50	4,766	3,960
4.45% 3/1/47	4,511	3,895
4.875% 12/9/45	4,313	3,929
6.3% 3/1/38	5,596	6,048
Metropolitan Museum of Art 3.4% 7/1/45	2,383	1,844
Starbucks Corp.:
2% 3/12/27	9,502	8,455
2.45% 6/15/26	7,944	7,326
3% 2/14/32	4,900	4,162
3.5% 11/15/50	3,287	2,386
3.8% 8/15/25	5,520	5,349
3.85% 10/1/23	1,489	1,477
4% 11/15/28	5,561	5,273
4.5% 11/15/48	3,734	3,206
		118,012
Household Durables - 0.0%
D.R. Horton, Inc. 1.3% 10/15/26	2,000	1,724
Lennar Corp. 4.75% 11/29/27	6,283	6,016
		7,740
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	16,568	13,169
3.15% 2/9/51	17,076	10,730
Amazon.com, Inc.:
0.8% 6/3/25	8,758	7,995
1% 5/12/26	5,087	4,504
1.5% 6/3/30	15,466	12,405
2.1% 5/12/31	7,251	5,965
2.5% 6/3/50	5,085	3,263
2.8% 8/22/24	5,147	4,980
2.875% 5/12/41	27,600	20,573
3.1% 5/12/51	5,251	3,762
3.15% 8/22/27	8,309	7,758
3.6% 4/13/32	2,000	1,831
3.875% 8/22/37	8,728	7,710
4.05% 8/22/47	15,112	13,054
4.25% 8/22/57	7,208	6,235
4.55% 12/1/27	10,000	9,887
4.7% 12/1/32	28,300	27,976
4.8% 12/5/34	6,766	6,766
eBay, Inc.:
1.9% 3/11/25	10,000	9,348
2.6% 5/10/31	2,000	1,643
2.7% 3/11/30	2,000	1,700
5.95% 11/22/27	8,000	8,216
		189,470
Leisure Products - 0.0%
Hasbro, Inc.:
3.9% 11/19/29	2,000	1,763
5.1% 5/15/44	3,400	2,850
		4,613
Multiline Retail - 0.1%
Dollar General Corp. 5% 11/1/32	9,230	8,952
Dollar Tree, Inc.:
4% 5/15/25	6,356	6,173
4.2% 5/15/28	8,178	7,776
Kohl's Corp.:
4.25% 7/17/25	2,900	2,756
5.55% 7/17/45	1,500	968
9.5% 5/15/25	1,257	1,318
Target Corp.:
3.9% 11/15/47	11,736	9,591
4% 7/1/42	5,561	4,863
4.4% 1/15/33	8,300	7,872
		50,269
Specialty Retail - 0.4%
AutoNation, Inc.:
2.4% 8/1/31	1,000	750
3.85% 3/1/32	6,090	5,107
AutoZone, Inc.:
3.125% 7/15/23	3,038	3,012
3.25% 4/15/25	3,177	3,039
3.625% 4/15/25	9,202	8,879
3.75% 6/1/27	4,611	4,377
4% 4/15/30	9,521	8,749
Lowe's Companies, Inc.:
1.3% 4/15/28	6,380	5,278
1.7% 10/15/30	9,666	7,539
3.65% 4/5/29	10,507	9,599
3.7% 4/15/46	2,780	2,052
3.75% 4/1/32	32,063	28,403
4.05% 5/3/47	9,135	7,098
4.5% 4/15/30	9,618	9,161
5.625% 4/15/53	5,000	4,786
O'Reilly Automotive, Inc.:
3.85% 6/15/23	2,244	2,235
4.7% 6/15/32	8,100	7,718
The Home Depot, Inc.:
2.375% 3/15/51	5,207	3,122
2.5% 4/15/27	9,637	8,809
2.8% 9/14/27	3,972	3,654
2.95% 6/15/29	16,616	14,838
3% 4/1/26	7,967	7,518
3.125% 12/15/49	5,317	3,774
3.3% 4/15/40	6,833	5,441
3.75% 2/15/24	5,343	5,273
3.9% 12/6/28	4,575	4,377
3.9% 6/15/47	6,813	5,645
4.2% 4/1/43	1,251	1,094
4.25% 4/1/46	2,606	2,253
4.5% 12/6/48	5,934	5,331
4.875% 2/15/44	2,283	2,174
5.875% 12/16/36	13,741	14,704
		205,789
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	4,969	4,740
2.85% 3/27/30	4,775	4,245
3.25% 3/27/40	9,666	7,764
3.375% 11/1/46	3,575	2,749
3.375% 3/27/50	4,775	3,715
Tapestry, Inc. 3.05% 3/15/32	2,320	1,843
		25,056
TOTAL CONSUMER DISCRETIONARY		829,751
CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	10,000	9,386
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	4,567	4,083
4.7% 2/1/36	3,868	3,631
4.9% 2/1/46	14,442	13,247
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	5,000	4,553
4.439% 10/6/48	5,873	5,069
4.6% 4/15/48	14,894	13,160
5.55% 1/23/49	33,724	33,932
5.8% 1/23/59 (Reg. S)	11,081	11,457
8.2% 1/15/39	3,624	4,513
Constellation Brands, Inc.:
3.5% 5/9/27	7,944	7,469
3.7% 12/6/26	5,997	5,669
4.75% 5/9/32	5,000	4,756
5.25% 11/15/48	5,751	5,365
Diageo Capital PLC:
1.375% 9/29/25	11,020	10,018
2% 4/29/30	11,793	9,701
2.125% 4/29/32	10,633	8,467
Dr. Pepper Snapple Group, Inc.:
2.25% 3/15/31	2,000	1,603
3.2% 5/1/30	2,000	1,740
3.8% 5/1/50	2,513	1,882
4.05% 4/15/32	11,200	10,136
4.417% 5/25/25	10,000	9,803
Molson Coors Beverage Co.:
3% 7/15/26	13,822	12,786
4.2% 7/15/46	10,509	8,186
PepsiCo, Inc.:
1.4% 2/25/31	12,450	9,776
1.625% 5/1/30	34,299	27,863
2.375% 10/6/26	5,362	4,948
3% 10/15/27	14,466	13,464
3.6% 8/13/42	2,383	1,981
3.875% 3/19/60	4,833	4,069
4.25% 10/22/44	4,766	4,193
4.45% 4/14/46	4,607	4,359
The Coca-Cola Co.:
1.375% 3/15/31	9,666	7,524
1.45% 6/1/27	6,650	5,838
1.65% 6/1/30	6,660	5,400
2.5% 6/1/40	6,660	4,830
2.5% 3/15/51	4,833	3,160
2.6% 6/1/50	6,660	4,460
2.75% 6/1/60	6,660	4,403
		306,880
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.:
1.375% 6/20/27	13,997	12,226
1.6% 4/20/30	2,000	1,634
1.75% 4/20/32	2,000	1,577
2.75% 5/18/24	4,766	4,627
Kroger Co.:
1.7% 1/15/31	5,315	4,053
2.65% 10/15/26	2,264	2,087
3.5% 2/1/26	3,177	3,023
3.95% 1/15/50	2,900	2,255
5.15% 8/1/43	2,165	1,983
5.4% 1/15/49	5,171	4,908
Sysco Corp.:
3.3% 7/15/26	2,606	2,450
3.3% 2/15/50	11,213	7,689
3.75% 10/1/25	4,528	4,361
6.6% 4/1/40	7,830	8,352
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	9,966	8,453
3.45% 6/1/26	3,972	3,728
4.65% 6/1/46	4,369	3,453
Walmart, Inc.:
2.95% 9/24/49	5,027	3,651
3.3% 4/22/24	15,092	14,796
3.4% 6/26/23	7,435	7,391
3.7% 6/26/28	9,771	9,344
4.05% 6/29/48	14,433	12,722
4.3% 4/22/44	4,766	4,299
5.625% 4/1/40	1,589	1,686
5.625% 4/15/41	3,654	3,864
6.5% 8/15/37	6,573	7,673
		142,285
Food Products - 0.3%
Bunge Ltd. Finance Corp. 2.75% 5/14/31	2,000	1,646
Campbell Soup Co. 4.8% 3/15/48	11,120	9,875
Conagra Brands, Inc.:
4.3% 5/1/24	7,126	7,027
4.85% 11/1/28	10,827	10,489
5.3% 11/1/38	3,936	3,669
5.4% 11/1/48	7,130	6,494
General Mills, Inc.:
2.875% 4/15/30	5,778	4,996
3% 2/1/51	4,854	3,414
4.2% 4/17/28	13,662	13,108
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	8,000	6,099
5.75% 4/1/33 (b)	13,250	12,359
Kellogg Co.:
3.25% 4/1/26	2,955	2,790
4.3% 5/15/28	4,766	4,620
Kraft Heinz Foods Co.:
3.875% 5/15/27	28,999	27,565
4.375% 6/1/46	14,500	11,827
5% 7/15/35	1,000	959
5% 6/4/42	9,800	8,892
6.875% 1/26/39	2,000	2,174
Tyson Foods, Inc.:
3.95% 8/15/24	6,017	5,894
4% 3/1/26	5,854	5,648
4.35% 3/1/29	7,149	6,781
5.1% 9/28/48	7,408	6,703
Unilever Capital Corp.:
1.375% 9/14/30	14,582	11,483
1.75% 8/12/31	2,000	1,584
2% 7/28/26	1,716	1,557
3.1% 7/30/25	2,383	2,273
		179,926
Household Products - 0.2%
Colgate-Palmolive Co.:
3.1% 8/15/25	2,000	1,921
3.25% 3/15/24	7,944	7,791
3.25% 8/15/32	2,000	1,809
Kimberly-Clark Corp.:
1.05% 9/15/27	16,774	14,241
2.4% 6/1/23	6,356	6,312
3.1% 3/26/30	3,346	3,001
3.2% 7/30/46	1,986	1,475
3.95% 11/1/28	6,766	6,486
6.625% 8/1/37	1,200	1,394
Procter & Gamble Co.:
1% 4/23/26	9,135	8,135
1.95% 4/23/31	14,500	12,091
2.3% 2/1/32	2,000	1,688
2.85% 8/11/27	3,575	3,329
3% 3/25/30	9,868	8,948
3.1% 8/15/23	7,944	7,874
5.55% 3/5/37	2,000	2,145
		88,640
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	13,533	10,968
Tobacco - 0.3%
Altria Group, Inc.:
3.4% 2/4/41	10,000	6,702
3.8% 2/14/24	3,694	3,632
3.875% 9/16/46	7,944	5,321
4.25% 8/9/42	7,768	5,841
4.8% 2/14/29	10,541	10,111
5.8% 2/14/39	7,428	6,845
5.95% 2/14/49	8,261	7,397
BAT Capital Corp.:
3.222% 8/15/24	8,182	7,885
3.557% 8/15/27	16,817	15,315
4.39% 8/15/37	8,622	6,693
4.54% 8/15/47	13,298	9,542
4.758% 9/6/49	9,666	7,144
Philip Morris International, Inc.:
2.125% 5/10/23	2,462	2,448
2.75% 2/25/26	2,979	2,777
3.6% 11/15/23	2,916	2,887
3.875% 8/21/42	3,833	2,917
4.125% 3/4/43	7,944	6,273
4.875% 2/15/28	6,100	5,971
4.875% 11/15/43	4,766	4,150
5.125% 11/17/27	8,330	8,291
5.375% 2/15/33	6,430	6,322
5.75% 11/17/32	5,880	5,948
6.375% 5/16/38	1,152	1,215
Reynolds American, Inc.:
4.45% 6/12/25	5,607	5,456
4.85% 9/15/23	1,430	1,425
5.85% 8/15/45	3,368	2,891
7.25% 6/15/37	5,735	5,967
		157,366
TOTAL CONSUMER STAPLES		886,065
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	19,106	15,127
5.125% 9/15/40	1,589	1,493
Halliburton Co.:
2.92% 3/1/30	7,656	6,617
3.8% 11/15/25	203	196
5% 11/15/45	5,989	5,292
7.45% 9/15/39	1,192	1,354
		30,079
Oil, Gas & Consumable Fuels - 1.6%
Apache Corp. 5.1% 9/1/40	2,383	1,961
Boardwalk Pipelines LP:
3.4% 2/15/31	2,000	1,696
4.95% 12/15/24	3,774	3,713
BP Capital Markets PLC 3.279% 9/19/27	10,121	9,429
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,489	1,441
4.95% 6/1/47	5,084	4,419
5.85% 2/1/35	9,570	9,212
6.25% 3/15/38	5,441	5,484
Cenovus Energy, Inc.:
2.65% 1/15/32	5,664	4,482
4.25% 4/15/27	7,547	7,206
5.4% 6/15/47	7,466	6,721
6.75% 11/15/39	1,589	1,661
Chevron Corp.:
1.141% 5/11/23	6,206	6,159
1.554% 5/11/25	5,916	5,491
1.995% 5/11/27	4,949	4,432
2.236% 5/11/30	5,916	5,056
2.895% 3/3/24	18,691	18,275
2.954% 5/16/26	8,737	8,223
2.978% 5/11/40	4,949	3,690
3.078% 5/11/50	5,916	4,261
Chevron U.S.A., Inc.:
4.2% 10/15/49	3,480	2,905
4.95% 8/15/47	10,963	10,262
Columbia Pipeline Group, Inc. 4.5% 6/1/25	2,641	2,581
ConocoPhillips Co.:
5.95% 3/15/46	4,766	5,075
6.5% 2/1/39	5,981	6,740
DCP Midstream Operating LP:
3.25% 2/15/32	1,000	828
8.125% 8/16/30	2,000	2,215
Devon Energy Corp.:
5% 6/15/45	13,220	11,198
5.6% 7/15/41	2,283	2,105
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	9,666	7,105
Enbridge, Inc.:
3.5% 6/10/24	2,244	2,186
5.5% 12/1/46	11,511	10,856
Energy Transfer LP:
3.75% 5/15/30	13,291	11,791
3.9% 7/15/26	5,974	5,639
4.95% 6/15/28	7,490	7,234
5% 5/15/50	14,074	11,533
5.15% 3/15/45	6,356	5,334
5.3% 4/1/44	4,607	3,946
5.4% 10/1/47	4,369	3,756
5.8% 6/15/38	6,960	6,521
6% 6/15/48	15,589	14,337
6.25% 4/15/49	2,315	2,202
Enterprise Products Operating LP:
3.3% 2/15/53	3,026	2,053
3.7% 2/15/26	1,405	1,349
3.95% 2/15/27	20,557	19,630
4.2% 1/31/50	4,727	3,794
4.25% 2/15/48	15,839	12,825
4.8% 2/1/49	5,834	5,104
4.85% 8/15/42	1,986	1,780
4.85% 3/15/44	3,972	3,528
4.9% 5/15/46	3,400	2,980
5.35% 1/31/33	7,800	7,795
5.7% 2/15/42	1,589	1,561
7.55% 4/15/38	1,589	1,789
EOG Resources, Inc. 4.15% 1/15/26	4,448	4,343
EQT Corp. 5.7% 4/1/28	6,471	6,361
Equinor ASA:
2.375% 5/22/30	9,144	7,799
3.125% 4/6/30	7,926	7,139
3.625% 9/10/28	9,596	9,094
3.7% 3/1/24	2,899	2,854
3.7% 4/6/50	12,681	10,211
5.1% 8/17/40	1,589	1,578
Exxon Mobil Corp.:
1.571% 4/15/23	28,999	28,870
2.726% 3/1/23	7,944	7,944
3.043% 3/1/26	6,618	6,271
3.452% 4/15/51	3,316	2,529
3.482% 3/19/30	19,333	17,923
3.567% 3/6/45	5,282	4,176
Hess Corp.:
3.5% 7/15/24	3,019	2,947
5.6% 2/15/41	2,701	2,523
5.8% 4/1/47	3,383	3,198
6% 1/15/40	2,000	1,964
Kinder Morgan Energy Partners LP:
3.5% 9/1/23	1,589	1,575
4.25% 9/1/24	11,915	11,678
4.7% 11/1/42	3,019	2,504
5% 3/1/43	795	676
5.5% 3/1/44	5,558	5,020
5.625% 9/1/41	795	727
6.55% 9/15/40	2,383	2,386
Kinder Morgan, Inc.:
4.3% 3/1/28	7,919	7,553
4.8% 2/1/33	2,000	1,853
5.2% 6/1/33	5,970	5,685
5.2% 3/1/48	6,974	6,059
5.3% 12/1/34	6,792	6,370
5.55% 6/1/45	7,733	6,992
Magellan Midstream Partners LP:
4.25% 9/15/46	4,369	3,365
5% 3/1/26	2,383	2,352
Marathon Oil Corp.:
5.2% 6/1/45	3,972	3,346
6.6% 10/1/37	2,000	1,992
Marathon Petroleum Corp.:
4.5% 4/1/48	4,630	3,707
4.7% 5/1/25	17,399	17,154
6.5% 3/1/41	795	822
MPLX LP:
4.125% 3/1/27	7,506	7,161
4.7% 4/15/48	15,489	12,449
4.8% 2/15/29	7,300	7,012
5.2% 3/1/47	4,861	4,190
5.5% 2/15/49	6,892	6,188
ONEOK, Inc.:
3.1% 3/15/30	2,000	1,697
3.4% 9/1/29	1,300	1,128
4.35% 3/15/29	2,000	1,857
4.45% 9/1/49	4,640	3,506
4.95% 7/13/47	4,647	3,820
5.2% 7/15/48	2,399	2,043
6.1% 11/15/32	8,780	8,826
Ovintiv, Inc. 6.5% 2/1/38	7,055	6,919
Phillips 66 Co.:
0.9% 2/15/24	2,000	1,915
3.85% 4/9/25	2,000	1,941
3.9% 3/15/28	2,000	1,889
4.65% 11/15/34	2,000	1,866
4.875% 11/15/44	795	724
5.875% 5/1/42	7,547	7,835
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,000	867
3.6% 11/1/24	5,719	5,534
4.65% 10/15/25	9,730	9,493
4.9% 2/15/45	1,509	1,188
6.65% 1/15/37	4,220	4,204
Sabine Pass Liquefaction LLC 4.5% 5/15/30	15,000	14,051
Shell International Finance BV:
2% 11/7/24	7,830	7,441
2.375% 11/7/29	26,293	22,566
3.125% 11/7/49	11,116	7,967
3.25% 5/11/25	11,249	10,834
3.5% 11/13/23	5,561	5,494
3.875% 11/13/28	6,766	6,459
4% 5/10/46	3,177	2,639
4.375% 5/11/45	10,565	9,343
6.375% 12/15/38	5,337	5,924
Spectra Energy Partners LP:
3.375% 10/15/26	12,956	12,085
4.75% 3/15/24	3,833	3,799
Suncor Energy, Inc.:
4% 11/15/47	3,972	3,104
6.8% 5/15/38	6,708	7,150
6.85% 6/1/39	1,589	1,695
Targa Resources Corp.:
4.95% 4/15/52	6,000	4,799
6.125% 3/15/33	9,100	9,140
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32	2,000	1,695
4.875% 2/1/31	2,000	1,816
5% 1/15/28	1,300	1,238
5.5% 3/1/30	2,000	1,894
The Williams Companies, Inc.:
3.75% 6/15/27	18,557	17,441
3.9% 1/15/25	2,800	2,718
4.55% 6/24/24	4,507	4,445
4.85% 3/1/48	6,697	5,751
5.4% 3/2/26	3,600	3,600
5.65% 3/15/33	2,610	2,607
5.75% 6/24/44	1,509	1,439
Total Capital International SA:
3.127% 5/29/50	2,832	2,027
3.455% 2/19/29	16,952	15,668
3.461% 7/12/49	5,181	3,950
3.75% 4/10/24	1,589	1,561
TransCanada PipeLines Ltd.:
4.625% 3/1/34	10,000	9,113
4.75% 5/15/38	8,334	7,456
4.875% 1/15/26	3,972	3,917
4.875% 5/15/48	3,908	3,432
5.1% 3/15/49	2,778	2,523
6.1% 6/1/40	5,321	5,383
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	4,640	4,040
3.95% 5/15/50	4,640	3,595
4.45% 8/1/42	6,157	5,278
4.6% 3/15/48	3,177	2,718
Valero Energy Corp.:
2.85% 4/15/25	13,126	12,433
4% 4/1/29	7,408	6,986
4% 6/1/52	5,100	3,846
6.625% 6/15/37	7,605	8,068
		918,469
TOTAL ENERGY		948,548
FINANCIALS - 8.5%
Banks - 4.9%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	5,479
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/28 (c)	2,000	2,026
Banco Santander SA:
1.849% 3/25/26	13,000	11,523
2.749% 12/3/30	1,000	781
2.958% 3/25/31	14,400	11,754
3.225% 11/22/32 (c)	7,800	6,043
4.175% 3/24/28 (c)	6,000	5,607
5.294% 8/18/27	2,000	1,959
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	20,058	18,662
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (c)(d)	39,149	36,392
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	22,900	22,661
1.658% 3/11/27 (c)	15,408	13,721
1.734% 7/22/27 (c)	19,987	17,604
2.087% 6/14/29 (c)	4,543	3,820
2.299% 7/21/32 (c)	7,772	6,078
2.482% 9/21/36 (c)	2,100	1,573
2.651% 3/11/32 (c)	14,674	11,920
2.676% 6/19/41 (c)	18,560	12,713
2.687% 4/22/32 (c)	7,115	5,771
2.831% 10/24/51 (c)	7,984	5,112
2.972% 7/21/52 (c)	7,772	5,097
3.194% 7/23/30 (c)	38,178	33,172
3.248% 10/21/27	2,979	2,743
3.311% 4/22/42 (c)	15,200	11,302
3.366% 1/23/26 (c)	20,987	20,089
3.419% 12/20/28 (c)	24,064	21,903
3.593% 7/21/28 (c)	8,818	8,129
3.705% 4/24/28 (c)	6,991	6,503
3.824% 1/20/28 (c)	17,200	16,143
3.846% 3/8/37 (c)	5,703	4,812
3.864% 7/23/24 (c)	19,303	19,160
3.97% 3/5/29 (c)	17,399	16,154
3.974% 2/7/30 (c)	11,231	10,274
4% 4/1/24	3,864	3,806
4% 1/22/25	4,766	4,643
4.083% 3/20/51 (c)	5,027	4,036
4.1% 7/24/23	5,561	5,536
4.183% 11/25/27	12,307	11,733
4.2% 8/26/24	6,752	6,621
4.244% 4/24/38 (c)	2,000	1,730
4.25% 10/22/26	3,177	3,051
4.271% 7/23/29 (c)	14,306	13,428
4.33% 3/15/50 (c)	10,398	8,745
4.443% 1/20/48 (c)	12,114	10,450
4.45% 3/3/26	10,327	10,040
4.948% 7/22/28 (c)	5,000	4,890
5% 1/21/44	4,265	4,039
5.015% 7/22/33 (c)	8,900	8,563
5.875% 2/7/42	2,610	2,717
6.11% 1/29/37	6,621	6,806
6.204% 11/10/28 (c)	7,700	7,917
7.75% 5/14/38	3,317	3,915
Bank of Montreal:
3.3% 2/5/24	12,876	12,620
3.803% 12/15/32 (c)	9,260	8,244
4.7% 9/14/27	9,700	9,485
Bank of Nova Scotia:
3.4% 2/11/24	32,120	31,510
4.5% 12/16/25	12,615	12,227
4.75% 2/2/26	3,500	3,444
4.85% 2/1/30	12,240	11,875
Barclays PLC:
2.279% 11/24/27 (c)	14,500	12,757
2.852% 5/7/26 (c)	10,633	9,956
2.894% 11/24/32 (c)	15,080	11,709
3.564% 9/23/35 (c)	7,500	5,980
3.932% 5/7/25 (c)	12,593	12,257
4.337% 1/10/28	4,602	4,295
4.375% 1/12/26	4,289	4,145
4.836% 5/9/28	7,626	7,145
4.95% 1/10/47	12,837	11,486
5.25% 8/17/45	4,602	4,269
BB&T Corp. 3.75% 12/6/23	13,978	13,840
BPCE SA 4% 4/15/24	1,716	1,686
Canadian Imperial Bank of Commerce 3.6% 4/7/32	11,525	10,160
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	15,887	15,823
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(d)	18,312	16,761
1.122% 1/28/27 (c)	14,113	12,401
2.561% 5/1/32 (c)	11,986	9,624
2.904% 11/3/42 (c)	9,400	6,505
3.106% 4/8/26 (c)	24,746	23,499
3.668% 7/24/28 (c)	32,410	30,024
3.7% 1/12/26	10,841	10,398
3.785% 3/17/33 (c)	11,300	9,824
3.887% 1/10/28 (c)	3,575	3,359
3.98% 3/20/30 (c)	28,276	25,788
4.125% 7/25/28	17,365	16,251
4.4% 6/10/25	3,177	3,108
4.412% 3/31/31 (c)	7,733	7,188
4.45% 9/29/27	28,129	26,863
4.6% 3/9/26	4,766	4,641
4.65% 7/23/48	11,261	10,101
4.75% 5/18/46	6,251	5,360
5.3% 5/6/44	1,589	1,493
5.5% 9/13/25	3,972	3,979
5.875% 1/30/42	4,328	4,504
8.125% 7/15/39	6,356	8,052
Citizens Financial Group, Inc. 2.638% 9/30/32	3,302	2,515
Comerica, Inc. 3.8% 7/22/26	2,899	2,752
Commonwealth Bank of Australia New York Branch 5.079% 1/10/25	2,900	2,896
Discover Bank 4.2% 8/8/23	5,753	5,720
Export-Import Bank of Korea:
0.625% 2/9/26	20,831	18,247
1.125% 12/29/26	3,300	2,827
2.375% 6/25/24	3,000	2,883
2.875% 1/21/25	6,037	5,775
Fifth Third Bancorp:
2.55% 5/5/27	11,793	10,679
4.772% 7/28/30 (c)	6,100	5,848
8.25% 3/1/38	3,651	4,554
HSBC Holdings PLC:
1.589% 5/24/27 (c)	2,000	1,750
1.645% 4/18/26 (c)	2,000	1,832
2.013% 9/22/28 (c)	38,714	32,772
2.099% 6/4/26 (c)	14,500	13,343
2.251% 11/22/27 (c)	2,000	1,759
2.804% 5/24/32 (c)	11,000	8,781
3.803% 3/11/25 (c)	25,805	25,263
3.9% 5/25/26	8,737	8,328
4.25% 3/14/24	5,200	5,122
4.25% 8/18/25	4,602	4,441
4.292% 9/12/26 (c)	38,971	37,515
4.375% 11/23/26	22,797	21,884
4.755% 6/9/28 (c)	7,000	6,724
4.762% 3/29/33 (c)	8,100	7,278
4.95% 3/31/30	11,528	11,108
5.21% 8/11/28 (c)	2,000	1,956
5.25% 3/14/44	3,946	3,564
6.5% 9/15/37	8,340	8,336
6.8% 6/1/38	4,833	4,959
HSBC U.S.A., Inc. 3.5% 6/23/24	5,561	5,422
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	3,100	2,961
Huntington National Bank 4.552% 5/17/28 (c)	10,000	9,659
ING Groep NV:
1.726% 4/1/27 (c)	7,323	6,500
2.727% 4/1/32 (c)	7,404	5,973
4.252% 3/28/33 (c)	7,800	7,011
Japan Bank International Cooperation:
1.25% 1/21/31	31,080	24,423
1.875% 7/21/26	3,260	2,947
2.125% 2/10/25	1,716	1,620
2.25% 11/4/26	4,486	4,083
2.375% 4/20/26	10,372	9,599
2.75% 1/21/26	2,720	2,562
2.875% 6/1/27	6,038	5,585
3.25% 7/20/28	7,150	6,644
3.375% 10/31/23	25,810	25,461
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	35,959	33,391
1.47% 9/22/27 (c)	23,779	20,615
1.953% 2/4/32 (c)	12,760	9,909
2.083% 4/22/26 (c)	29,270	27,179
2.522% 4/22/31 (c)	9,521	7,872
2.545% 11/8/32 (c)	18,588	14,862
2.95% 10/1/26	20,041	18,637
2.956% 5/13/31 (c)	9,908	8,321
3.109% 4/22/51 (c)	11,841	8,066
3.22% 3/1/25 (c)	13,853	13,520
3.3% 4/1/26	7,149	6,763
3.375% 5/1/23	1,509	1,505
3.509% 1/23/29 (c)	25,133	22,983
3.54% 5/1/28 (c)	13,504	12,488
3.559% 4/23/24 (c)	7,944	7,918
3.797% 7/23/24 (c)	11,002	10,923
3.875% 9/10/24	25,995	25,375
3.882% 7/24/38 (c)	13,575	11,316
3.9% 7/15/25	17,158	16,666
3.96% 1/29/27 (c)	9,666	9,256
3.964% 11/15/48 (c)	7,466	5,991
4.005% 4/23/29 (c)	16,311	15,156
4.125% 12/15/26	4,667	4,503
4.203% 7/23/29 (c)	34,701	32,531
4.323% 4/26/28 (c)	9,454	9,063
4.452% 12/5/29 (c)	9,705	9,197
4.586% 4/26/33 (c)	9,454	8,811
4.85% 2/1/44	3,972	3,720
4.912% 7/25/33 (c)	20,900	20,012
4.95% 6/1/45	7,581	6,968
5.5% 10/15/40	4,528	4,562
5.6% 7/15/41	1,192	1,213
5.625% 8/16/43	3,972	3,960
6.4% 5/15/38	10,000	10,947
KeyBank NA 3.4% 5/20/26	4,289	4,007
KeyCorp 4.789% 6/1/33 (c)	7,300	6,842
Korea Development Bank:
0.4% 6/19/24	8,700	8,158
1.625% 1/19/31	10,633	8,430
Lloyds Banking Group PLC:
3.574% 11/7/28 (c)	2,000	1,814
3.75% 3/18/28 (c)	2,000	1,851
3.87% 7/9/25 (c)	4,310	4,198
4.344% 1/9/48	11,915	9,210
4.582% 12/10/25	9,260	8,907
4.65% 3/24/26	6,831	6,582
4.716% 8/11/26 (c)	2,000	1,950
4.976% 8/11/33 (c)	2,000	1,863
5.871% 3/6/29 (c)	10,800	10,802
Mitsubishi UFJ Financial Group, Inc.:
1 year U.S. Treasury Index + 1.630% 5.441% 2/22/34 (c)(d)	6,660	6,546
1.538% 7/20/27 (c)	8,941	7,822
2.309% 7/20/32 (c)	8,700	6,793
2.801% 7/18/24	6,482	6,244
3.195% 7/18/29	11,297	9,919
3.455% 3/2/23	14,568	14,568
3.751% 7/18/39	6,297	5,297
3.85% 3/1/26	538	513
3.961% 3/2/28	17,476	16,451
5.133% 7/20/33 (c)	6,600	6,372
5.422% 2/22/29 (c)	12,500	12,413
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (c)	9,183	7,998
2.226% 5/25/26 (c)	10,826	9,995
2.26% 7/9/32 (c)	9,086	7,032
2.591% 5/25/31 (c)	13,146	10,759
3.549% 3/5/23	9,532	9,530
National Australia Bank Ltd. 5.132% 11/22/24	9,111	9,110
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	6,766	6,468
3.754% 11/1/29 (c)	10,246	9,611
3.875% 9/12/23	3,260	3,228
4.445% 5/8/30 (c)	5,748	5,300
4.8% 4/5/26	10,366	10,094
5.516% 9/30/28 (c)	9,700	9,604
Oesterreichische Kontrollbank AG 0.375% 9/17/25	8,660	7,766
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (c)(d)	5,000	4,644
1.15% 8/13/26	10,008	8,790
2.2% 11/1/24	5,355	5,109
2.6% 7/23/26	19,333	17,852
3.5% 1/23/24	13,891	13,673
3.9% 4/29/24	4,488	4,414
5.354% 12/2/28 (c)	11,710	11,741
Rabobank Nederland:
3.75% 7/21/26	15,291	14,340
4.375% 8/4/25	5,147	4,986
5.25% 5/24/41	2,383	2,485
Rabobank Nederland New York Branch 3.375% 5/21/25	3,217	3,093
Royal Bank of Canada:
1.2% 4/27/26	8,922	7,922
2.05% 1/21/27	16,433	14,736
3.625% 5/4/27	7,900	7,429
4.65% 1/27/26	10,319	10,067
6% 11/1/27	10,000	10,291
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	2,000	1,742
4.26% 6/9/25 (c)	10,000	9,717
4.4% 7/13/27	4,600	4,370
Santander UK Group Holdings PLC:
2.469% 1/11/28 (c)	9,666	8,463
2.896% 3/15/32 (c)	1,600	1,271
6.534% 1/10/29 (c)	8,050	8,148
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	4,911	4,775
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	11,310	10,291
2.142% 9/23/30	11,020	8,668
2.174% 1/14/27	22,619	20,073
2.348% 1/15/25	7,153	6,746
2.75% 1/15/30	6,766	5,712
3.05% 1/14/42	11,600	8,253
3.936% 10/16/23	12,456	12,343
5.52% 1/13/28	13,700	13,664
5.766% 1/13/33	7,800	7,863
SVB Financial Group:
4.345% 4/29/28 (c)	1,200	1,143
4.57% 4/29/33 (c)	4,700	4,243
The Toronto-Dominion Bank:
2.65% 6/12/24	18,463	17,852
3.25% 3/11/24	24,166	23,645
3.5% 7/19/23	7,944	7,892
4.108% 6/8/27	9,800	9,394
4.693% 9/15/27	10,000	9,782
5.156% 1/10/28	22,920	22,814
Truist Financial Corp.:
1.267% 3/2/27 (c)	26,042	23,176
4.916% 7/28/33 (c)	4,850	4,578
5.122% 1/26/34 (c)	7,900	7,687
U.S. Bancorp:
1.375% 7/22/30	9,666	7,492
2.677% 1/27/33 (c)	6,900	5,707
3% 7/30/29	8,603	7,542
3.1% 4/27/26	7,149	6,710
4.839% 2/1/34 (c)	12,000	11,487
Wells Fargo & Co.:
2.164% 2/11/26 (c)	31,482	29,422
2.188% 4/30/26 (c)	23,344	21,705
2.406% 10/30/25 (c)	40,463	38,380
2.572% 2/11/31 (c)	18,666	15,537
3% 10/23/26	16,149	14,906
3.068% 4/30/41 (c)	14,113	10,227
3.3% 9/9/24	3,673	3,565
3.35% 3/2/33 (c)	4,543	3,841
3.526% 3/24/28 (c)	5,000	4,630
3.55% 9/29/25	3,368	3,223
3.584% 5/22/28 (c)	8,313	7,692
3.75% 1/24/24	34,064	33,552
3.9% 5/1/45	3,781	2,994
4.1% 6/3/26	2,562	2,459
4.4% 6/14/46	5,672	4,648
4.48% 1/16/24	3,030	3,004
4.54% 8/15/26 (c)	10,000	9,758
4.75% 12/7/46	12,709	10,898
4.897% 7/25/33 (c)	19,800	18,912
4.9% 11/17/45	7,663	6,774
5.013% 4/4/51 (c)	4,814	4,430
5.375% 11/2/43	5,336	5,043
5.606% 1/15/44	9,040	8,796
Westpac Banking Corp.:
U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	2,000	1,915
1.953% 11/20/28	5,800	4,955
2.668% 11/15/35 (c)	2,000	1,536
2.85% 5/13/26	3,774	3,518
3.02% 11/18/36 (c)	2,000	1,535
3.3% 2/26/24	25,805	25,267
4.11% 7/24/34 (c)	11,666	10,317
4.421% 7/24/39	6,630	5,564
5.35% 10/18/24	4,800	4,809
5.457% 11/18/27	10,000	10,168
Zions Bancorp NA 4.5% 6/13/23	165	165
		2,823,049
Capital Markets - 1.8%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,774	3,621
Ares Capital Corp.:
2.15% 7/15/26	20,441	17,611
3.25% 7/15/25	5,027	4,676
Bank of New York Mellon Corp.:
1.8% 7/28/31	16,619	12,958
2.8% 5/4/26	4,472	4,174
4.414% 7/24/26 (c)	17,300	16,970
4.543% 2/1/29 (c)	7,200	6,996
Bank of New York, New York 5.224% 11/21/25 (c)	10,000	9,965
BlackRock, Inc.:
2.1% 2/25/32	11,503	9,202
3.5% 3/18/24	2,303	2,265
Brookfield Finance, Inc. 2.724% 4/15/31	19,988	16,281
Charles Schwab Corp.:
0.75% 3/18/24	22,246	21,214
2% 3/20/28	16,771	14,614
2.45% 3/3/27	19,333	17,534
2.9% 3/3/32	7,200	6,090
CI Financial Corp. 3.2% 12/17/30	2,000	1,516
CME Group, Inc.:
2.65% 3/15/32	2,803	2,350
5.3% 9/15/43	4,930	5,027
Credit Suisse AG:
3.625% 9/9/24	7,884	7,452
5% 7/9/27	2,000	1,833
Credit Suisse Group AG:
3.8% 6/9/23	15,887	15,696
4.55% 4/17/26	8,685	7,759
4.875% 5/15/45	8,979	6,547
Deutsche Bank AG:
4.1% 1/13/26	9,570	9,128
4.5% 4/1/25	2,573	2,481
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	4,949	4,297
3.035% 5/28/32 (c)	9,100	7,169
3.7% 5/30/24	7,785	7,562
3.729% 1/14/32 (c)	10,100	7,922
4.1% 1/13/26	17,316	16,562
Eaton Vance Corp. 3.625% 6/15/23	2,244	2,234
Franklin Resources, Inc.:
1.6% 10/30/30	2,000	1,548
2.85% 3/30/25	3,019	2,865
GE Capital Funding LLC 4.4% 5/15/30	5,000	4,589
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	13,639	12,383
1.093% 12/9/26 (c)	33,156	29,184
2.383% 7/21/32 (c)	22,445	17,629
2.6% 2/7/30	9,666	8,131
2.615% 4/22/32 (c)	24,562	19,726
2.65% 10/21/32 (c)	12,566	10,019
3.102% 2/24/33 (c)	5,000	4,121
3.272% 9/29/25 (c)	4,833	4,646
3.436% 2/24/43 (c)	5,063	3,778
3.5% 1/23/25	41,477	40,076
3.625% 2/20/24	8,340	8,190
3.691% 6/5/28 (c)	14,113	13,109
3.75% 2/25/26	4,622	4,417
3.85% 7/8/24	3,019	2,954
3.85% 1/26/27	24,021	22,725
4% 3/3/24	4,833	4,761
4.017% 10/31/38 (c)	1,000	826
4.25% 10/21/25	3,972	3,847
4.411% 4/23/39 (c)	5,770	5,019
4.75% 10/21/45	12,534	11,221
5.95% 1/15/27	11,915	12,131
6.25% 2/1/41	5,900	6,313
6.75% 10/1/37	20,049	21,341
Intercontinental Exchange, Inc.:
1.85% 9/15/32	8,990	6,696
2.65% 9/15/40	10,990	7,702
3.75% 12/1/25	4,567	4,399
3.75% 9/21/28	7,411	6,954
4% 9/15/27	11,200	10,885
4.25% 9/21/48	8,390	7,196
4.6% 3/15/33	10,800	10,254
Jefferies Financial Group, Inc.:
2.625% 10/15/31	1,933	1,513
4.15% 1/23/30	11,213	10,128
Moody's Corp.:
2% 8/19/31	1,400	1,104
3.25% 1/15/28	12,663	11,639
3.75% 3/24/25	1,000	967
4.25% 8/8/32	1,000	925
4.875% 12/17/48	8,233	7,433
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (c)(d)	6,005	5,300
1.164% 10/21/25 (c)	23,310	21,591
1.512% 7/20/27 (c)	7,810	6,818
1.593% 5/4/27 (c)	11,397	10,062
2.188% 4/28/26 (c)	19,478	18,155
2.239% 7/21/32 (c)	7,395	5,752
2.475% 1/21/28 (c)	2,000	1,784
2.484% 9/16/36 (c)	1,600	1,194
2.511% 10/20/32 (c)	3,963	3,137
2.72% 7/22/25 (c)	15,080	14,460
3.125% 7/27/26	4,448	4,139
3.217% 4/22/42 (c)	14,442	10,735
3.591% 7/22/28 (c)	47,701	44,030
3.7% 10/23/24	4,766	4,643
3.772% 1/24/29 (c)	9,753	9,004
3.875% 4/29/24	11,662	11,478
3.875% 1/27/26	6,171	5,949
3.95% 4/23/27	27,155	25,660
3.971% 7/22/38 (c)	18,965	15,986
4.3% 1/27/45	1,589	1,366
4.375% 1/22/47	8,818	7,691
5.123% 2/1/29 (c)	14,400	14,141
5.297% 4/20/37 (c)	9,400	8,759
5.597% 3/24/51 (c)	10,295	10,632
5.948% 1/19/38 (c)	2,720	2,658
6.296% 10/18/28 (c)	24,000	24,640
6.342% 10/18/33 (c)	8,900	9,382
6.375% 7/24/42	2,303	2,530
7.25% 4/1/32	795	899
NASDAQ, Inc. 2.5% 12/21/40	2,000	1,299
Nomura Holdings, Inc.:
2.608% 7/14/31	1,000	785
3.103% 1/16/30	19,128	16,190
5.099% 7/3/25	2,000	1,983
5.605% 7/6/29	7,500	7,434
Northern Trust Corp. 1.95% 5/1/30	17,158	14,041
S&P Global, Inc.:
2.9% 3/1/32 (b)	34,219	29,288
2.95% 1/22/27	4,833	4,523
State Street Corp.:
1.684% 11/18/27 (c)	15,869	14,027
2.65% 5/19/26	5,997	5,601
4.821% 1/26/34 (c)	5,200	5,013
		1,035,809
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	18,269	16,948
2.45% 10/29/26	10,778	9,502
2.875% 8/14/24	11,390	10,831
3% 10/29/28	5,800	4,942
3.4% 10/29/33	5,896	4,587
3.65% 7/21/27	3,698	3,349
3.85% 10/29/41	5,896	4,317
3.875% 1/23/28	12,472	11,287
4.45% 10/1/25	7,824	7,517
4.875% 1/16/24	6,792	6,725
Ally Financial, Inc.:
2.2% 11/2/28	11,270	9,181
3.05% 6/5/23	4,978	4,944
5.8% 5/1/25	14,790	14,800
8% 11/1/31	2,000	2,165
American Express Co.:
2.5% 7/30/24	30,845	29,674
3.95% 8/1/25	18,100	17,568
4.05% 12/3/42	5,541	4,894
Capital One Financial Corp.:
2.359% 7/29/32 (c)	3,300	2,428
3.3% 10/30/24	11,544	11,145
3.75% 7/28/26	7,746	7,277
3.75% 3/9/27	28,095	26,344
3.8% 1/31/28	10,327	9,562
3.9% 1/29/24	13,552	13,358
5.247% 7/26/30 (c)	5,600	5,370
5.817% 2/1/34 (c)	3,450	3,350
Discover Financial Services 4.5% 1/30/26	14,948	14,470
GE Capital International Funding Co. 3.373% 11/15/25	22,877	21,716
John Deere Capital Corp.:
2.65% 6/24/24	8,309	8,041
2.65% 6/10/26	3,972	3,698
2.8% 9/8/27	5,561	5,106
3.45% 3/7/29	15,887	14,678
Synchrony Financial:
3.7% 8/4/26	3,752	3,480
4.375% 3/19/24	8,940	8,816
5.15% 3/19/29	21,635	20,359
Toyota Motor Credit Corp.:
0.5% 8/14/23	14,500	14,203
1.15% 8/13/27	16,723	14,242
1.9% 1/13/27	8,796	7,859
3% 4/1/25	2,000	1,914
3.05% 3/22/27	11,570	10,765
3.35% 1/8/24	11,112	10,936
4.45% 6/29/29	2,000	1,953
		404,301
Diversified Financial Services - 0.5%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	15,853	12,920
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,135	8,726
4.5% 2/11/43	1,589	1,472
Blackstone Private Credit Fund:
2.7% 1/15/25	12,663	11,801
4.7% 3/24/25	16,881	16,281
BP Capital Markets America, Inc.:
2.721% 1/12/32	28,999	24,300
3% 2/24/50	11,116	7,533
3.017% 1/16/27	7,547	7,016
3.06% 6/17/41	6,766	5,007
4.812% 2/13/33	5,950	5,844
Brixmor Operating Partnership LP:
3.9% 3/15/27	4,480	4,157
4.05% 7/1/30	4,868	4,304
4.125% 6/15/26	5,997	5,644
4.125% 5/15/29	5,363	4,831
Corebridge Financial, Inc.:
3.9% 4/5/32 (b)	4,549	3,980
6.875% 12/15/52 (b)(c)	5,300	5,240
DH Europe Finance II SARL:
2.2% 11/15/24	6,563	6,245
2.6% 11/15/29	7,675	6,626
3.4% 11/15/49	8,313	6,284
Equitable Holdings, Inc.:
4.35% 4/20/28	6,519	6,192
5% 4/20/48	2,000	1,767
Jackson Financial, Inc. 5.17% 6/8/27	9,500	9,406
Japan International Cooperation Agency 1.75% 4/28/31	7,910	6,306
KfW:
0.25% 10/19/23	11,696	11,340
0.375% 7/18/25	13,678	12,363
0.625% 1/22/26	42,629	38,102
2% 5/2/25	3,038	2,863
2.5% 11/20/24	8,281	7,938
2.625% 2/28/24	16,206	15,788
2.875% 4/3/28	12,201	11,415
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,752	6,147
2.5% 11/15/27	7,022	6,469
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	14,810	13,628
5.8% 1/15/33	5,500	5,662
Voya Financial, Inc.:
3.65% 6/15/26	12,542	11,860
5.7% 7/15/43	2,979	2,823
		318,280
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	21,411	16,644
3.35% 5/3/26	7,152	6,811
4.35% 11/3/45	3,177	2,840
AFLAC, Inc.:
3.6% 4/1/30	4,833	4,445
4% 10/15/46	3,003	2,405
Allstate Corp.:
3.28% 12/15/26	3,750	3,541
4.2% 12/15/46	6,005	5,011
American International Group, Inc.:
3.875% 1/15/35	2,145	1,879
3.9% 4/1/26	1,497	1,436
4.2% 4/1/28	14,734	13,962
4.375% 6/30/50	4,543	3,831
4.5% 7/16/44	7,050	6,113
4.7% 7/10/35	4,607	4,126
4.75% 4/1/48	7,808	6,957
Aon Corp. 3.75% 5/2/29	1,800	1,648
Aon PLC:
3.5% 6/14/24	6,458	6,302
4% 11/27/23	2,383	2,362
4.6% 6/14/44	1,271	1,109
4.75% 5/15/45	4,671	4,137
Arthur J. Gallagher & Co. 5.75% 3/2/53	4,060	4,036
Assurant, Inc. 4.9% 3/27/28	3,900	3,759
Athene Holding Ltd.:
3.5% 1/15/31	5,413	4,544
3.95% 5/25/51	2,000	1,397
4.125% 1/12/28	2,000	1,870
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	14,016	9,452
3.967% 11/15/46	1,986	1,640
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,588	6,021
2.85% 10/15/50	10,633	7,179
2.875% 3/15/32	2,000	1,722
4.2% 8/15/48	9,429	8,333
5.75% 1/15/40	11,222	12,035
Brighthouse Financial, Inc. 4.7% 6/22/47	7,547	5,870
Brown & Brown, Inc. 4.2% 3/17/32	6,283	5,495
Fairfax Financial Holdings Ltd.:
4.625% 4/29/30	5,123	4,707
4.85% 4/17/28	1,700	1,630
5.625% 8/16/32 (b)	1,900	1,806
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,649	4,864
3.6% 8/19/49	6,760	5,058
4.4% 3/15/48	7,713	6,515
Lincoln National Corp.:
3.625% 12/12/26	4,766	4,492
4.35% 3/1/48	2,417	1,883
4.375% 6/15/50	4,833	3,733
Manulife Financial Corp. 4.15% 3/4/26	9,666	9,412
Markel Corp.:
3.35% 9/17/29	4,833	4,256
3.5% 11/1/27	4,000	3,713
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,509	1,472
3.875% 3/15/24	7,547	7,420
4.05% 10/15/23	5,382	5,336
4.2% 3/1/48	3,868	3,241
4.35% 1/30/47	2,224	1,895
4.375% 3/15/29	6,116	5,823
4.9% 3/15/49	7,388	6,823
MetLife, Inc.:
3.6% 11/13/25	9,666	9,307
4.125% 8/13/42	6,959	5,936
4.55% 3/23/30	8,990	8,828
4.6% 5/13/46	3,589	3,210
4.721% 12/15/44 (c)	3,972	3,613
5.875% 2/6/41	2,059	2,142
6.375% 6/15/34	2,000	2,234
Principal Financial Group, Inc. 4.3% 11/15/46	6,356	5,176
Progressive Corp.:
2.45% 1/15/27	3,765	3,440
2.5% 3/15/27	7,346	6,693
3% 3/15/32	13,862	11,993
4.2% 3/15/48	4,398	3,761
Prudential Financial, Inc.:
3.878% 3/27/28	3,305	3,154
3.905% 12/7/47	437	345
3.935% 12/7/49	8,515	6,757
4.35% 2/25/50	9,924	8,431
4.418% 3/27/48	5,044	4,325
5.125% 3/1/52 (c)	3,335	3,048
5.7% 12/14/36	302	315
6% 9/1/52 (c)	5,360	5,171
The Chubb Corp. 6.5% 5/15/38	2,788	3,139
The Travelers Companies, Inc.:
4.1% 3/4/49	4,833	4,080
4.3% 8/25/45	1,159	1,004
6.25% 6/15/37	6,633	7,406
Willis Group North America, Inc. 4.65% 6/15/27	5,827	5,630
		372,129
TOTAL FINANCIALS		4,953,568
HEALTH CARE - 2.6%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	12,276	11,705
2.95% 11/21/26	8,990	8,297
3.2% 11/21/29	15,370	13,594
3.6% 5/14/25	7,149	6,879
3.8% 3/15/25	7,006	6,796
4.05% 11/21/39	8,990	7,583
4.25% 11/14/28	6,585	6,299
4.25% 11/21/49	14,886	12,396
4.3% 5/14/36	4,972	4,471
4.4% 11/6/42	3,793	3,289
4.45% 5/14/46	5,561	4,765
4.5% 5/14/35	10,000	9,282
4.55% 3/15/35	5,282	4,912
4.7% 5/14/45	10,467	9,266
4.75% 3/15/45	5,028	4,501
4.875% 11/14/48	4,630	4,244
Amgen, Inc.:
1.65% 8/15/28	15,418	12,902
1.9% 2/21/25	6,476	6,055
2.3% 2/25/31	16,400	13,301
2.6% 8/19/26	8,340	7,662
2.8% 8/15/41	15,756	10,829
3.125% 5/1/25	1,589	1,517
3.35% 2/22/32	5,640	4,891
3.375% 2/21/50	8,893	6,222
4.4% 5/1/45	7,888	6,596
4.663% 6/15/51	9,908	8,561
4.875% 3/1/53	8,280	7,375
5.15% 3/2/28 (e)	12,880	12,829
5.25% 3/2/33 (e)	8,730	8,669
5.65% 3/2/53 (e)	15,743	15,613
Biogen, Inc.:
2.25% 5/1/30	1,600	1,295
4.05% 9/15/25	10,000	9,681
Gilead Sciences, Inc.:
1.65% 10/1/30	11,928	9,439
2.8% 10/1/50	11,832	7,684
3.65% 3/1/26	4,909	4,688
4.15% 3/1/47	9,882	8,268
4.75% 3/1/46	8,737	7,892
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	2,000	1,557
		291,805
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	5,539	5,354
4.75% 11/30/36	3,575	3,555
4.9% 11/30/46	8,261	8,122
Baxter International, Inc.:
1.915% 2/1/27	11,725	10,224
2.539% 2/1/32	12,914	10,006
Becton, Dickinson & Co.:
2.823% 5/20/30	6,989	5,979
3.363% 6/6/24	3,600	3,508
3.7% 6/6/27	22,048	20,819
4.685% 12/15/44	8,630	7,655
Boston Scientific Corp.:
3.45% 3/1/24	17,246	16,926
4% 3/1/29	8,579	7,883
4.7% 3/1/49	13,845	12,567
GE Healthcare Holding LLC:
5.65% 11/15/27 (b)	5,180	5,249
5.905% 11/22/32 (b)	10,170	10,512
Medtronic, Inc. 4.625% 3/15/45	10,267	9,579
Stryker Corp.:
1.95% 6/15/30	7,395	6,011
2.9% 6/15/50	7,395	4,985
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,040	8,699
		157,633
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	11,915	11,830
3.875% 8/15/47	4,157	3,130
4.125% 11/15/42	9,013	7,320
Allina Health System, Inc. 3.887% 4/15/49	5,269	4,266
Banner Health:
2.907% 1/1/42	1,305	964
2.913% 1/1/51	10,923	7,362
Baptist Healthcare System Obli 3.54% 8/15/50	10,657	8,018
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	7,302	5,764
Cardinal Health, Inc. 4.368% 6/15/47	11,033	8,809
Centene Corp.:
2.625% 8/1/31	14,500	11,299
3.375% 2/15/30	16,200	13,669
Children's Hospital Medical Center 4.268% 5/15/44	2,637	2,361
Children's Hospital of Philadelphia 2.704% 7/1/50	8,032	5,265
Cigna Group:
3% 7/15/23	7,944	7,869
3.75% 7/15/23	5,357	5,320
4.125% 11/15/25	7,829	7,613
4.375% 10/15/28	21,090	20,251
4.5% 2/25/26	9,262	9,051
4.8% 8/15/38	18,723	17,245
4.8% 7/15/46	6,037	5,332
4.9% 12/15/48	6,764	6,084
6.125% 11/15/41	2,383	2,527
CommonSpirit Health:
3.91% 10/1/50	12,300	9,367
4.35% 11/1/42	1,589	1,340
CVS Health Corp.:
2.7% 8/21/40	12,035	8,130
2.875% 6/1/26	5,958	5,541
3% 8/15/26	13,153	12,204
3.25% 8/15/29	13,963	12,330
3.875% 7/20/25	3,701	3,586
4.1% 3/25/25	3,272	3,205
4.3% 3/25/28	18,985	18,150
4.875% 7/20/35	2,462	2,313
5.05% 3/25/48	21,765	19,534
5.125% 7/20/45	6,997	6,319
5.25% 2/21/33	7,500	7,383
5.3% 12/5/43	3,489	3,252
5.625% 2/21/53	5,700	5,516
Elevance Health, Inc.:
2.55% 3/15/31	1,100	911
3.125% 5/15/50	6,766	4,675
3.65% 12/1/27	27,589	25,878
4.1% 5/15/32	9,100	8,355
4.375% 12/1/47	8,311	7,069
4.55% 3/1/48	3,741	3,232
4.625% 5/15/42	2,065	1,863
4.65% 1/15/43	1,589	1,424
4.75% 2/15/33	10,000	9,606
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	8,468	6,545
HCA Holdings, Inc.:
3.625% 3/15/32 (b)	2,000	1,691
4.125% 6/15/29	11,900	10,832
4.375% 3/15/42 (b)	10,000	8,014
5.25% 6/15/49	18,865	16,271
Humana, Inc.:
1.35% 2/3/27	10,039	8,643
2.15% 2/3/32	10,063	7,769
3.125% 8/15/29	6,457	5,632
4.95% 10/1/44	1,986	1,780
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	9,083	6,797
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,259	5,398
4.15% 5/1/47	5,204	4,578
4.875% 4/1/42	1,430	1,397
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,383	2,037
MidMichigan Health 3.409% 6/1/50	3,730	2,638
New York & Presbyterian Hospital:
4.024% 8/1/45	2,780	2,377
4.063% 8/1/56	2,089	1,751
Novant Health, Inc. 3.168% 11/1/51	6,588	4,644
NYU Hospitals Center 4.784% 7/1/44	6,037	5,586
Orlando Health Obligated Group 3.327% 10/1/50	6,016	4,329
Partners Healthcare System, Inc. 4.117% 7/1/55	2,780	2,338
Piedmont Healthcare, Inc. 2.719% 1/1/42	1,208	833
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	2,136	1,270
Sabra Health Care LP 3.2% 12/1/31	2,000	1,486
Sutter Health 3.361% 8/15/50	14,596	10,441
Trinity Health Corp. 2.632% 12/1/40	3,512	2,497
UnitedHealth Group, Inc.:
1.15% 5/15/26	3,155	2,797
1.25% 1/15/26	6,254	5,650
2% 5/15/30	2,900	2,378
2.3% 5/15/31	2,662	2,194
2.375% 8/15/24	7,834	7,520
2.9% 5/15/50	6,273	4,249
3.05% 5/15/41	16,300	12,248
3.25% 5/15/51	3,045	2,181
3.375% 4/15/27	4,289	4,043
3.5% 6/15/23	7,070	7,040
3.7% 8/15/49	8,334	6,532
3.75% 7/15/25	2,780	2,697
3.75% 10/15/47	7,594	6,068
3.85% 6/15/28	9,222	8,748
3.875% 12/15/28	11,908	11,251
3.875% 8/15/59	9,958	7,762
4.2% 1/15/47	2,859	2,470
4.375% 3/15/42	9,373	8,366
4.625% 7/15/35	7,300	6,994
4.75% 7/15/45	1,327	1,247
5.25% 2/15/28	8,360	8,474
5.35% 2/15/33	7,610	7,785
5.8% 3/15/36	1,000	1,047
5.875% 2/15/53	7,600	8,198
6.625% 11/15/37	2,000	2,253
6.875% 2/15/38	1,300	1,506
Universal Health Services, Inc. 2.65% 10/15/30	4,000	3,257
West Virginia University Health System Obligated Group 3.129% 6/1/50	4,940	3,251
		628,312
Life Sciences Tools & Services - 0.0%
Danaher Corp. 4.375% 9/15/45	1,883	1,658
PerkinElmer, Inc.:
0.85% 9/15/24	4,476	4,165
2.25% 9/15/31	5,519	4,280
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	12,965	11,223
5.3% 2/1/44	4,622	4,630
		25,956
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC:
1.2% 5/28/26	7,201	6,378
2.25% 5/28/31	7,008	5,835
4.875% 3/3/33	4,110	4,068
AstraZeneca PLC:
4.375% 11/16/45	5,989	5,441
4.375% 8/17/48	9,825	8,917
6.45% 9/15/37	4,582	5,179
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)	3,038	2,862
3.95% 4/15/45 (b)	1,104	808
Bristol-Myers Squibb Co.:
2.9% 7/26/24	9,043	8,765
3.2% 6/15/26	2,128	2,015
3.25% 8/1/42	2,224	1,714
3.4% 7/26/29	4,508	4,136
3.55% 3/15/42	18,866	15,330
4.125% 6/15/39	3,769	3,364
4.25% 10/26/49	9,631	8,316
4.35% 11/15/47	5,317	4,679
4.55% 2/20/48	11,255	10,251
Eli Lilly & Co.:
2.25% 5/15/50	17,138	10,765
4.875% 2/27/53	4,640	4,632
GlaxoSmithKline Capital PLC 3% 6/1/24	9,260	9,016
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,734	6,478
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27	14,422	13,410
3.625% 3/24/32	14,451	12,623
Johnson & Johnson:
0.55% 9/1/25	6,409	5,784
1.3% 9/1/30	6,409	5,150
2.1% 9/1/40	7,409	5,082
2.45% 3/1/26	4,440	4,158
2.45% 9/1/60	6,409	3,929
3.4% 1/15/38	7,411	6,305
3.5% 1/15/48	4,766	3,929
3.625% 3/3/37	3,177	2,806
4.375% 12/5/33	2,600	2,568
4.5% 9/1/40	1,800	1,731
4.5% 12/5/43	5,262	5,105
4.85% 5/15/41	3,383	3,343
Merck & Co., Inc.:
2.35% 6/24/40	10,000	6,957
2.45% 6/24/50	4,418	2,811
2.75% 2/10/25	5,729	5,495
2.9% 3/7/24	9,121	8,911
3.6% 9/15/42	1,589	1,297
3.7% 2/10/45	5,084	4,184
3.9% 3/7/39	11,666	10,211
Mylan NV 5.2% 4/15/48	2,383	1,820
Novartis Capital Corp.:
1.75% 2/14/25	7,443	6,990
2.75% 8/14/50	10,923	7,588
3% 11/20/25	8,317	7,914
3.1% 5/17/27	4,679	4,396
3.7% 9/21/42	2,244	1,899
4% 11/20/45	4,162	3,636
Pfizer, Inc.:
2.55% 5/28/40	7,297	5,273
2.7% 5/28/50	3,596	2,456
2.95% 3/15/24	3,734	3,649
3% 12/15/26	5,321	5,002
3.2% 9/15/23	10,103	9,998
3.45% 3/15/29	6,618	6,169
3.9% 3/15/39	5,004	4,364
4% 12/15/36	9,447	8,642
4.1% 9/15/38	2,000	1,807
4.125% 12/15/46	2,613	2,299
4.2% 9/15/48	6,196	5,524
4.4% 5/15/44	3,328	3,076
7.2% 3/15/39	4,289	5,221
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	3,003	2,959
3.2% 9/23/26	31,123	28,972
Takeda Pharmaceutical Co. Ltd. 2.05% 3/31/30	12,000	9,785
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	2,248	2,102
5.25% 6/15/46	2,622	2,040
Viatris, Inc.:
1.65% 6/22/25	1,800	1,638
2.7% 6/22/30	12,760	10,116
4% 6/22/50	7,250	4,676
Wyeth LLC 5.95% 4/1/37	2,000	2,144
Zoetis, Inc.:
3.95% 9/12/47	1,589	1,274
4.7% 2/1/43	1,032	931
		409,098
TOTAL HEALTH CARE		1,512,804
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
3.375% 5/15/23	7,547	7,517
3.75% 5/15/28	7,466	7,098
4.25% 4/1/50	3,867	3,452
Huntington Ingalls Industries, Inc. 4.2% 5/1/30	2,000	1,826
L3Harris Technologies, Inc.:
2.9% 12/15/29	1,000	858
3.832% 4/27/25	5,000	4,831
Lockheed Martin Corp.:
3.55% 1/15/26	3,017	2,915
4.09% 9/15/52	12,077	10,372
4.95% 10/15/25	10,000	10,017
5.25% 1/15/33	10,000	10,248
5.7% 11/15/54	5,000	5,411
Northrop Grumman Corp.:
3.25% 1/15/28	6,673	6,161
3.85% 4/15/45	1,489	1,181
4.03% 10/15/47	14,958	12,369
4.75% 6/1/43	3,177	2,907
Raytheon Technologies Corp.:
1.9% 9/1/31	9,570	7,481
3.15% 12/15/24	7,070	6,807
3.65% 8/16/23	526	522
3.75% 11/1/46	5,929	4,668
4.05% 5/4/47	1,851	1,539
4.125% 11/16/28	11,685	11,122
4.35% 4/15/47	5,243	4,566
4.45% 11/16/38	4,215	3,813
4.5% 6/1/42	5,863	5,270
4.625% 11/16/48	10,491	9,521
4.875% 10/15/40	795	742
5.4% 5/1/35	1,800	1,798
5.7% 4/15/40	1,589	1,625
The Boeing Co.:
2.5% 3/1/25	3,654	3,429
2.7% 2/1/27	6,297	5,704
2.8% 3/1/23	3,925	3,925
2.95% 2/1/30	8,056	6,858
3.625% 3/1/48	3,177	2,159
3.65% 3/1/47	2,192	1,514
3.75% 2/1/50	12,276	8,636
4.875% 5/1/25	13,891	13,697
5.15% 5/1/30	9,666	9,353
5.705% 5/1/40	31,541	30,028
5.805% 5/1/50	14,268	13,572
6.875% 3/15/39	2,622	2,803
		248,315
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.4% 5/15/31	6,900	5,608
3.1% 8/5/29	5,027	4,433
3.9% 2/1/35	4,686	4,007
4.05% 2/15/48	2,900	2,226
4.4% 1/15/47	6,356	5,204
4.55% 4/1/46	1,192	986
4.95% 10/17/48	6,273	5,563
5.25% 5/15/50	3,383	3,138
United Parcel Service, Inc.:
2.4% 11/15/26	5,958	5,478
3.4% 11/15/46	2,104	1,608
3.75% 11/15/47	6,842	5,630
4.25% 3/15/49	3,190	2,835
4.45% 4/1/30	4,833	4,728
5.3% 4/1/50	4,669	4,823
6.2% 1/15/38	6,986	7,724
		63,991
Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	6,415	5,286
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	4,458	3,976
Southwest Airlines Co.:
2.625% 2/10/30	2,000	1,666
5.125% 6/15/27	8,833	8,706
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	385	351
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	8,827	7,841
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	2,061	1,985
		29,811
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	10,053	9,442
2.493% 2/15/27	7,105	6,404
2.722% 2/15/30	12,373	10,441
3.377% 4/5/40	4,959	3,709
3.577% 4/5/50	11,213	8,075
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.9% 12/1/32	11,850	11,661
Masco Corp.:
2% 2/15/31	7,383	5,715
3.125% 2/15/51	3,735	2,367
Owens Corning 3.95% 8/15/29	5,413	4,970
		62,784
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	17,786	13,633
2.9% 7/1/26	3,352	3,117
3.2% 3/15/25	8,957	8,576
3.95% 5/15/28	8,340	7,899
Waste Management, Inc.:
2.4% 5/15/23	4,210	4,184
4.15% 7/15/49	10,186	8,877
		46,286
Electrical Equipment - 0.0%
Eaton Corp.:
4% 11/2/32	1,509	1,382
4.15% 11/2/42	1,509	1,285
		2,667
Industrial Conglomerates - 0.1%
3M Co.:
2% 2/14/25	5,027	4,724
2.375% 8/26/29	8,822	7,406
2.65% 4/15/25	3,613	3,423
2.875% 10/15/27	3,177	2,891
3.05% 4/15/30	2,912	2,547
3.125% 9/19/46	2,192	1,498
3.25% 8/26/49	6,797	4,726
3.7% 4/15/50	3,595	2,784
5.7% 3/15/37	1,900	1,927
General Electric Co.:
3.625% 5/1/30	9,492	8,422
6.875% 1/10/39	119	134
Honeywell International, Inc.:
1.35% 6/1/25	8,120	7,494
1.95% 6/1/30	8,796	7,272
2.5% 11/1/26	5,688	5,255
2.8% 6/1/50	8,168	5,898
3.812% 11/21/47	1,113	930
		67,331
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	11,068	10,793
1.1% 9/14/27	11,416	9,762
2.4% 8/9/26	2,264	2,084
3.45% 5/15/23	11,120	11,085
Caterpillar, Inc.:
3.25% 9/19/49	13,214	10,073
3.803% 8/15/42	1,986	1,694
5.3% 9/15/35	5,561	5,619
Cummins, Inc. 1.5% 9/1/30	4,833	3,824
Deere & Co.:
2.875% 9/7/49	9,579	6,927
5.375% 10/16/29	795	824
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	11,400	10,497
4.65% 11/1/44	4,766	4,083
Otis Worldwide Corp.:
2.565% 2/15/30	10,633	8,959
3.362% 2/15/50	8,091	5,742
Parker Hannifin Corp.:
3.25% 3/1/27	4,488	4,172
4% 6/14/49	4,727	3,793
4.1% 3/1/47	4,496	3,725
4.5% 9/15/29	2,000	1,910
Stanley Black & Decker, Inc.:
2.3% 2/24/25	2,000	1,886
4.25% 11/15/28	4,000	3,773
5.2% 9/1/40	7,100	6,637
		117,862
Professional Services - 0.0%
Leidos, Inc. 2.3% 2/15/31	1,300	1,014
Thomson Reuters Corp.:
3.35% 5/15/26	5,561	5,243
5.5% 8/15/35	2,000	1,942
		8,199
Road & Rail - 0.5%
Burlington Northern Santa Fe LLC:
3% 4/1/25	10,000	9,576
3.05% 2/15/51	3,499	2,414
3.25% 6/15/27	5,958	5,627
3.55% 2/15/50	4,833	3,715
3.85% 9/1/23	2,000	1,986
3.9% 8/1/46	3,686	2,978
4.05% 6/15/48	13,373	11,200
4.125% 6/15/47	2,264	1,929
4.15% 4/1/45	1,350	1,149
4.375% 9/1/42	3,575	3,189
4.45% 3/15/43	2,000	1,783
4.55% 9/1/44	2,383	2,153
4.9% 4/1/44	3,177	2,988
6.15% 5/1/37	2,000	2,200
Canadian National Railway Co.:
2.45% 5/1/50	13,253	8,113
3.2% 8/2/46	2,622	1,924
3.85% 8/5/32	2,000	1,835
Canadian Pacific Railway Co.:
1.75% 12/2/26	8,990	7,961
2.05% 3/5/30	1,800	1,479
2.45% 12/2/31	20,546	17,110
3.1% 12/2/51	9,405	6,419
CSX Corp.:
3.25% 6/1/27	3,972	3,704
3.4% 8/1/24	3,673	3,574
3.8% 11/1/46	4,544	3,569
3.95% 5/1/50	2,840	2,261
4.1% 11/15/32	13,500	12,441
4.1% 3/15/44	5,382	4,516
4.5% 3/15/49	10,963	9,579
4.75% 11/15/48	4,599	4,152
Norfolk Southern Corp.:
3% 3/15/32	4,000	3,375
3.65% 8/1/25	9,532	9,149
3.8% 8/1/28	9,444	8,821
3.95% 10/1/42	1,509	1,240
4.05% 8/15/52	6,859	5,455
4.45% 3/1/33	22,050	20,707
4.65% 1/15/46	2,589	2,278
Union Pacific Corp.:
2.15% 2/5/27	7,153	6,467
2.375% 5/20/31	2,000	1,656
2.4% 2/5/30	2,000	1,703
2.75% 3/1/26	5,290	4,959
2.8% 2/14/32	11,666	9,865
2.891% 4/6/36	7,292	5,742
3% 4/15/27	3,972	3,697
3.25% 2/5/50	10,720	7,732
3.35% 8/15/46	3,750	2,740
3.375% 2/14/42	4,000	3,142
3.6% 9/15/37	2,622	2,211
3.799% 10/1/51	2,224	1,769
3.839% 3/20/60	11,170	8,518
3.95% 9/10/28	2,000	1,911
4.5% 1/20/33	10,000	9,624
4.95% 5/15/53	3,730	3,570
		267,855
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27	6,863	6,030
2.3% 2/1/25	5,000	4,667
3% 2/1/30	1,900	1,577
3.125% 12/1/30	9,666	7,947
3.625% 12/1/27	7,593	6,902
4.25% 2/1/24	10,455	10,307
		37,430
TOTAL INDUSTRIALS		952,531
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.2% 9/20/23	5,965	5,872
2.5% 9/20/26	3,972	3,676
3.5% 6/15/25	3,392	3,288
5.9% 2/15/39	9,863	10,789
		23,625
Electronic Equipment & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	4,833	3,642
4.75% 3/15/42	3,972	3,623
Dell International LLC/EMC Corp.:
4% 7/15/24	9,135	8,951
4.9% 10/1/26	7,506	7,341
5.3% 10/1/29	19,994	19,318
6.02% 6/15/26	12,821	12,979
8.1% 7/15/36	8,303	9,279
8.35% 7/15/46	9,542	10,832
Tyco Electronics Group SA:
3.45% 8/1/24	2,899	2,819
3.7% 2/15/26	4,253	4,104
7.125% 10/1/37	1,966	2,239
Vontier Corp. 2.95% 4/1/31	3,500	2,666
		87,793
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	11,406	10,130
Fidelity National Information Services, Inc.:
1.15% 3/1/26	16,937	14,851
2.25% 3/1/31	16,065	12,637
Fiserv, Inc.:
3.5% 7/1/29	8,797	7,866
4.4% 7/1/49	14,614	11,815
Global Payments, Inc.:
1.2% 3/1/26	23,465	20,512
2.15% 1/15/27	10,000	8,763
2.9% 5/15/30	2,000	1,646
4.45% 6/1/28	2,000	1,868
5.95% 8/15/52	5,500	5,085
IBM Corp.:
1.95% 5/15/30	11,102	8,949
2.95% 5/15/50	11,005	7,158
3% 5/15/24	9,538	9,273
3.3% 5/15/26	9,666	9,134
3.5% 5/15/29	13,474	12,288
3.625% 2/12/24	7,944	7,806
4.25% 5/15/49	8,612	7,119
4.4% 7/27/32	8,100	7,586
4.7% 2/19/46	3,932	3,438
5.6% 11/30/39	1,000	1,001
MasterCard, Inc.:
3.3% 3/26/27	5,744	5,432
3.35% 3/26/30	7,992	7,322
3.8% 11/21/46	3,019	2,505
3.85% 3/26/50	14,152	11,920
PayPal Holdings, Inc.:
1.65% 6/1/25	10,855	10,059
2.3% 6/1/30	12,566	10,362
4.4% 6/1/32	10,000	9,408
The Western Union Co. 2.85% 1/10/25	8,700	8,263
Visa, Inc.:
1.1% 2/15/31	16,240	12,451
1.9% 4/15/27	11,387	10,212
2.05% 4/15/30	16,761	14,165
2.7% 4/15/40	9,473	7,097
2.75% 9/15/27	9,468	8,752
3.15% 12/14/25	9,257	8,836
4.3% 12/14/45	5,275	4,761
		300,470
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.:
2.8% 10/1/41	11,812	8,568
3.5% 12/5/26	1,700	1,613
Applied Materials, Inc. 4.35% 4/1/47	10,263	9,214
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	5,561	5,080
3.875% 1/15/27	3,043	2,870
Broadcom, Inc.:
2.45% 2/15/31 (b)	28,182	22,331
2.6% 2/15/33 (b)	9,400	7,104
3.187% 11/15/36 (b)	1,000	724
3.419% 4/15/33 (b)	11,000	8,856
3.459% 9/15/26	10,027	9,372
3.469% 4/15/34 (b)	3,391	2,684
3.75% 2/15/51 (b)	17,216	12,000
4.3% 11/15/32	9,956	8,823
4.75% 4/15/29	13,584	12,993
Intel Corp.:
2% 8/12/31	7,124	5,590
2.45% 11/15/29	10,216	8,591
2.8% 8/12/41	10,000	6,809
3.05% 8/12/51	7,124	4,565
3.25% 11/15/49	8,313	5,550
3.734% 12/8/47	2,594	1,917
3.9% 3/25/30	9,048	8,344
4% 8/5/29	2,000	1,869
4.1% 5/19/46	5,561	4,477
4.1% 5/11/47	1,906	1,528
4.15% 8/5/32	2,000	1,842
4.6% 3/25/40	2,000	1,796
4.75% 3/25/50	9,512	8,236
4.875% 2/10/28	10,180	10,031
5.7% 2/10/53	8,000	7,817
Lam Research Corp. 2.875% 6/15/50	11,648	7,771
Marvell Technology, Inc. 2.95% 4/15/31	2,000	1,609
Micron Technology, Inc.:
2.703% 4/15/32	8,400	6,373
4.663% 2/15/30	6,573	6,045
NVIDIA Corp.:
2% 6/15/31	20,182	16,319
2.85% 4/1/30	8,603	7,581
3.5% 4/1/50	4,785	3,711
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	17,641	13,767
5% 1/15/33	8,500	7,938
Qualcomm, Inc.:
1.65% 5/20/32	14,000	10,718
3.45% 5/20/25	2,000	1,931
4.3% 5/20/47	8,023	7,015
4.8% 5/20/45	2,000	1,895
5.4% 5/20/33	18,000	18,561
Texas Instruments, Inc.:
1.9% 9/15/31	2,000	1,618
3.65% 8/16/32	2,000	1,838
4.15% 5/15/48	5,526	4,902
4.6% 2/15/28	10,000	9,931
		320,717
Software - 0.6%
Fortinet, Inc. 2.2% 3/15/31	2,000	1,595
Microsoft Corp.:
2.525% 6/1/50	32,153	21,472
2.675% 6/1/60	5,334	3,456
2.7% 2/12/25	13,643	13,122
2.875% 2/6/24	9,260	9,059
2.921% 3/17/52	36,922	26,563
3.041% 3/17/62	3,278	2,296
3.45% 8/8/36	2,307	2,021
3.625% 12/15/23	20,772	20,542
4.2% 11/3/35	1,700	1,630
Oracle Corp.:
1.65% 3/25/26	9,109	8,143
2.5% 4/1/25	8,564	8,074
2.65% 7/15/26	7,149	6,533
2.875% 3/25/31	11,675	9,679
2.95% 5/15/25	3,972	3,766
2.95% 4/1/30	12,477	10,647
3.25% 11/15/27	13,584	12,425
3.4% 7/8/24	3,753	3,653
3.6% 4/1/40	13,600	10,039
3.6% 4/1/50	12,383	8,387
3.85% 7/15/36	8,047	6,548
3.85% 4/1/60	14,393	9,594
3.95% 3/25/51	10,575	7,596
4% 7/15/46	7,785	5,683
4% 11/15/47	13,899	10,163
4.125% 5/15/45	2,383	1,793
4.3% 7/8/34	3,078	2,703
4.9% 2/6/33	15,000	14,167
5.375% 7/15/40	19,029	17,430
6.125% 7/8/39	1,800	1,793
6.25% 11/9/32	10,150	10,563
Roper Technologies, Inc.:
1% 9/15/25	7,443	6,705
1.4% 9/15/27	7,250	6,149
1.75% 2/15/31	7,250	5,591
2% 6/30/30	14,306	11,520
3.8% 12/15/26	6,752	6,421
Salesforce.com, Inc.:
1.95% 7/15/31	10,300	8,261
2.7% 7/15/41	12,000	8,478
VMware, Inc.:
1.4% 8/15/26	22,344	19,297
4.65% 5/15/27	2,000	1,930
4.7% 5/15/30	2,000	1,872
		347,359
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	14,113	12,724
0.7% 2/8/26	10,933	9,702
1.125% 5/11/25	10,000	9,235
1.2% 2/8/28	10,000	8,476
1.25% 8/20/30	13,098	10,292
1.7% 8/5/31	7,886	6,275
2.375% 2/8/41	13,368	9,451
2.45% 8/4/26	16,363	15,147
2.55% 8/20/60	5,162	3,201
2.65% 5/11/50	4,157	2,791
2.85% 8/5/61	7,887	5,124
2.9% 9/12/27	11,161	10,377
2.95% 9/11/49	21,247	15,285
3% 11/13/27	7,944	7,399
3.2% 5/13/25	8,332	8,048
3.2% 5/11/27	13,008	12,291
3.35% 8/8/32	7,000	6,312
3.75% 9/12/47	4,833	4,044
3.75% 11/13/47	5,541	4,629
3.85% 5/4/43	10,327	8,881
4.25% 2/9/47	1,986	1,813
4.375% 5/13/45	3,725	3,421
4.5% 2/23/36	7,355	7,208
4.65% 2/23/46	4,488	4,273
Hewlett Packard Enterprise Co.:
1.45% 4/1/24	2,000	1,913
4.45% 10/2/23	2,000	1,987
4.9% 10/15/25 (c)	7,746	7,681
6.2% 10/15/35 (c)	6,390	6,587
6.35% 10/15/45 (c)	1,493	1,472
HP, Inc.:
2.2% 6/17/25	11,261	10,518
4.2% 4/15/32	6,450	5,547
5.5% 1/15/33	2,000	1,890
6% 9/15/41	3,192	3,123
		227,117
TOTAL INFORMATION TECHNOLOGY		1,307,081
MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	4,785	4,365
2.05% 5/15/30	5,220	4,363
2.7% 5/15/40	4,495	3,319
2.8% 5/15/50	5,346	3,696
Celanese U.S. Holdings LLC:
6.33% 7/15/29	2,000	1,962
6.379% 7/15/32	7,400	7,180
CF Industries Holdings, Inc. 4.95% 6/1/43	5,900	4,951
DuPont de Nemours, Inc.:
4.725% 11/15/28	13,619	13,397
5.319% 11/15/38	8,458	8,209
Eastman Chemical Co. 4.65% 10/15/44	2,383	1,990
Ecolab, Inc.:
1.3% 1/30/31	6,356	4,858
2.7% 11/1/26	5,243	4,835
2.75% 8/18/55	8,768	5,401
Linde, Inc./Connecticut:
3.2% 1/30/26	5,036	4,846
3.55% 11/7/42	1,589	1,276
LYB International Finance BV:
4% 7/15/23	2,533	2,521
4.875% 3/15/44	4,647	3,935
LYB International Finance II BV 3.5% 3/2/27	19,438	18,132
LYB International Finance III LLC:
3.375% 10/1/40	7,366	5,289
3.625% 4/1/51	7,366	5,064
LyondellBasell Industries NV 4.625% 2/26/55	2,970	2,365
Nutrien Ltd.:
4% 12/15/26	9,055	8,699
4.2% 4/1/29	4,109	3,876
5% 4/1/49	7,152	6,449
5.25% 1/15/45	2,780	2,561
5.625% 12/1/40	1,430	1,385
Sherwin-Williams Co.:
2.95% 8/15/29	2,000	1,734
3.45% 6/1/27	17,609	16,500
3.8% 8/15/49	2,919	2,179
4.5% 6/1/47	6,776	5,678
The Dow Chemical Co.:
2.1% 11/15/30	6,863	5,541
3.6% 11/15/50	7,056	5,086
4.375% 11/15/42	3,872	3,259
4.8% 11/30/28	6,792	6,664
4.8% 5/15/49	6,112	5,229
9.4% 5/15/39	2,383	3,148
The Mosaic Co.:
4.05% 11/15/27	4,575	4,331
4.25% 11/15/23	8,649	8,583
5.625% 11/15/43	2,979	2,810
Westlake Corp.:
0.875% 8/15/24	4,300	4,012
5% 8/15/46	1,589	1,335
		211,013
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 3.5% 12/15/27	2,000	1,874
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	6,908	5,845
5.15% 5/15/46	1,438	1,313
WRKCo, Inc.:
3% 6/15/33	2,000	1,613
3.375% 9/15/27	2,000	1,844
4.2% 6/1/32	4,833	4,368
		14,983
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	3,575	3,431
Barrick North America Finance LLC 5.75% 5/1/43	2,000	2,012
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	2,000	2,061
BHP Billiton Financial (U.S.A.) Ltd.:
4.75% 2/28/28	7,460	7,371
4.9% 2/28/33	8,000	7,968
5% 9/30/43	3,783	3,669
Freeport-McMoRan, Inc. 4.625% 8/1/30	32,382	30,113
Newmont Corp.:
2.25% 10/1/30	14,340	11,547
2.8% 10/1/29	2,707	2,303
5.45% 6/9/44	5,093	4,892
Nucor Corp.:
2.7% 6/1/30	3,900	3,327
2.979% 12/15/55	3,177	2,053
6.4% 12/1/37	4,833	5,263
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	10,343	10,318
7.125% 7/15/28	1,589	1,744
Southern Copper Corp.:
3.875% 4/23/25	2,915	2,806
5.25% 11/8/42	4,588	4,272
7.5% 7/27/35	4,833	5,465
Vale Overseas Ltd.:
3.75% 7/8/30	19,333	16,741
6.25% 8/10/26	2,417	2,458
Vale SA 5.625% 9/11/42	5,243	5,049
		134,863
Paper & Forest Products - 0.1%
Suzano Austria GmbH:
2.5% 9/15/28	11,930	9,964
6% 1/15/29	9,570	9,371
		19,335
TOTAL MATERIALS		382,068
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	7,371	5,639
3% 5/18/51	5,582	3,596
4.85% 4/15/49	9,154	7,976
American Homes 4 Rent LP 4.25% 2/15/28	7,636	7,131
American Tower Corp.:
1.3% 9/15/25	7,221	6,492
2.1% 6/15/30	12,189	9,649
3.1% 6/15/50	4,456	2,772
3.55% 7/15/27	6,792	6,278
3.7% 10/15/49	4,833	3,373
AvalonBay Communities, Inc.:
2.05% 1/15/32	2,000	1,585
2.3% 3/1/30	4,833	4,047
5% 2/15/33	3,800	3,781
Boston Properties, Inc.:
2.55% 4/1/32	1,100	841
2.75% 10/1/26	5,561	5,019
2.9% 3/15/30	1,400	1,149
3.125% 9/1/23	1,509	1,488
3.25% 1/30/31	15,176	12,662
Camden Property Trust 4.1% 10/15/28	2,000	1,895
Corporate Office Properties LP 2.75% 4/15/31	4,000	3,012
Crown Castle International Corp.:
1.35% 7/15/25	21,460	19,491
2.25% 1/15/31	5,771	4,617
3.25% 1/15/51	5,220	3,434
EPR Properties:
4.5% 6/1/27	2,000	1,779
4.95% 4/15/28	4,000	3,557
ERP Operating LP:
1.85% 8/1/31	14,500	11,395
3.25% 8/1/27	10,314	9,543
Healthpeak Properties, Inc.:
3% 1/15/30	9,937	8,554
3.4% 2/1/25	387	373
Hudson Pacific Properties LP:
3.25% 1/15/30	2,000	1,507
4.65% 4/1/29	1,700	1,444
Invitation Homes Operating Partnership LP 4.15% 4/15/32	6,186	5,442
Kimco Realty Op LLC:
1.9% 3/1/28	8,216	6,935
3.8% 4/1/27	3,177	2,980
4.125% 12/1/46	7,944	5,934
4.45% 9/1/47	4,114	3,298
Kite Realty Group Trust 4% 3/15/25	1,400	1,327
LXP Industrial Trust (REIT) 2.375% 10/1/31	2,417	1,833
National Retail Properties, Inc. 3% 4/15/52	6,766	4,190
Office Properties Income Trust:
2.65% 6/15/26	1,600	1,267
3.45% 10/15/31	2,000	1,335
4.5% 2/1/25	2,000	1,840
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	3,093	2,437
4.375% 8/1/23	1,309	1,301
4.5% 1/15/25	6,362	6,205
4.5% 4/1/27	7,547	7,126
Piedmont Operating Partnership LP 4.45% 3/15/24	2,000	1,971
Prologis LP:
1.625% 3/15/31	11,425	8,934
1.75% 2/1/31	23,383	18,455
2.125% 4/15/27	9,502	8,548
3.25% 10/1/26	3,701	3,487
Realty Income Corp.:
3.95% 8/15/27	6,200	5,905
4.85% 3/15/30	15,000	14,550
5.05% 1/13/26	4,500	4,457
Simon Property Group LP:
2.2% 2/1/31	21,169	16,909
3.25% 9/13/49	9,260	6,403
3.375% 12/1/27	15,851	14,641
Spirit Realty LP 3.4% 1/15/30	2,000	1,690
UDR, Inc. 2.1% 6/15/33	12,929	9,424
Ventas Realty LP:
3.25% 10/15/26	2,780	2,560
3.5% 2/1/25	3,177	3,050
3.85% 4/1/27	7,547	7,141
4% 3/1/28	17,202	15,891
4.125% 1/15/26	1,152	1,109
4.375% 2/1/45	2,383	1,908
4.875% 4/15/49	2,262	1,924
VICI Properties LP:
4.375% 5/15/25	2,000	1,925
4.75% 2/15/28	11,117	10,487
5.125% 5/15/32	5,838	5,417
Vornado Realty LP 3.4% 6/1/31	2,000	1,521
Welltower Op 4.95% 9/1/48	7,944	6,762
Weyerhaeuser Co. 4% 4/15/30	9,183	8,348
WP Carey, Inc. 2.45% 2/1/32	2,000	1,580
		392,526
Real Estate Management & Development - 0.0%
CBRE Group, Inc. 4.875% 3/1/26	4,528	4,431
Digital Realty Trust LP 3.7% 8/15/27	8,356	7,738
Essex Portfolio LP:
1.65% 1/15/31	2,000	1,504
1.7% 3/1/28	2,000	1,671
2.55% 6/15/31	2,000	1,597
3% 1/15/30	1,477	1,256
3.375% 4/15/26	2,000	1,871
4% 3/1/29	4,833	4,439
Mid-America Apartments LP 3.95% 3/15/29	5,510	5,175
Tanger Properties LP 3.875% 7/15/27	4,925	4,523
		34,205
TOTAL REAL ESTATE		426,731
UTILITIES - 2.2%
Electric Utilities - 1.5%
AEP Texas, Inc.:
3.8% 10/1/47	3,383	2,512
4.7% 5/15/32	4,000	3,794
AEP Transmission Co. LLC 2.75% 8/15/51	5,703	3,662
Alabama Power Co.:
1.45% 9/15/30	14,500	11,289
3.7% 12/1/47	4,679	3,598
3.75% 3/1/45	795	614
4.15% 8/15/44	3,694	3,056
4.3% 7/15/48	4,671	3,936
5.2% 6/1/41	3,058	2,887
American Electric Power Co., Inc.:
3.25% 3/1/50	2,494	1,675
4.3% 12/1/28	13,893	13,216
Appalachian Power Co.:
4.45% 6/1/45	4,766	3,981
4.5% 3/1/49	7,259	6,095
Arizona Public Service Co.:
2.95% 9/15/27	5,861	5,316
6.35% 12/15/32	4,000	4,251
Baltimore Gas & Electric Co.:
2.25% 6/15/31	2,000	1,618
2.9% 6/15/50	6,360	4,250
3.35% 7/1/23	2,264	2,248
3.5% 8/15/46	1,986	1,494
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	9,077	6,707
3.55% 8/1/42	1,509	1,191
4.25% 2/1/49	2,068	1,802
Cincinnati Gas & Electric Co. 4.3% 2/1/49	21,562	17,689
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,496	4,219
Commonwealth Edison Co.:
3.1% 11/1/24	7,944	7,665
3.2% 11/15/49	13,533	9,578
3.65% 6/15/46	2,272	1,736
3.7% 3/1/45	2,462	1,911
3.75% 8/15/47	4,885	3,828
4% 3/1/48	5,426	4,450
4% 3/1/49	4,762	3,872
Dayton Power & Light Co. 3.95% 6/15/49	1,400	1,117
DTE Electric Co.:
1.9% 4/1/28	7,800	6,716
3.95% 3/1/49	2,900	2,382
5.4% 4/1/53	4,690	4,729
Duke Energy Carolinas LLC:
2.85% 3/15/32	2,417	2,025
2.95% 12/1/26	4,766	4,437
3.2% 8/15/49	6,345	4,486
3.75% 6/1/45	1,589	1,238
3.875% 3/15/46	3,097	2,422
4% 9/30/42	2,979	2,450
4.95% 1/15/33	8,000	7,877
6% 1/15/38	1,800	1,915
Duke Energy Corp.:
2.45% 6/1/30	5,220	4,287
2.65% 9/1/26	10,605	9,685
3.75% 4/15/24	4,766	4,677
3.75% 9/1/46	7,253	5,347
3.95% 10/15/23	1,941	1,921
4.2% 6/15/49	7,520	5,947
4.5% 8/15/32	1,000	925
4.8% 12/15/45	2,216	1,944
5% 8/15/52	1,600	1,422
Duke Energy Florida LLC 3.4% 10/1/46	1,986	1,420
Duke Energy Progress LLC:
3.4% 4/1/32	9,666	8,501
4.15% 12/1/44	1,430	1,186
4.375% 3/30/44	1,589	1,364
Edison International:
4.125% 3/15/28	2,000	1,865
5.75% 6/15/27	2,000	2,009
Entergy Corp.:
0.9% 9/15/25	13,436	11,946
2.95% 9/1/26	3,734	3,432
3.75% 6/15/50	3,287	2,417
Entergy Louisiana LLC:
2.35% 6/15/32	18,700	14,837
3.12% 9/1/27	1,600	1,466
4.2% 9/1/48	2,526	2,113
Entergy, Inc.:
3.55% 9/30/49	3,211	2,331
4% 3/30/29	14,040	13,166
5.15% 1/15/33	3,100	3,084
Eversource Energy:
2.55% 3/15/31	12,735	10,412
2.9% 10/1/24	6,792	6,527
3.35% 3/15/26	5,251	4,930
3.45% 1/15/50	3,548	2,560
Exelon Corp.:
3.95% 6/15/25	15,612	15,112
4.05% 4/15/30	2,000	1,834
5.1% 6/15/45	874	804
5.3% 3/15/33	12,280	12,126
FirstEnergy Corp.:
1.6% 1/15/26	9,970	8,879
2.25% 9/1/30	10,730	8,557
3.4% 3/1/50	2,900	1,960
4.15% 7/15/27	6,752	6,298
5.1% 7/15/47	3,732	3,330
Florida Power & Light Co.:
2.45% 2/3/32	2,000	1,645
3.125% 12/1/25	4,051	3,852
3.15% 10/1/49	5,556	3,939
3.25% 6/1/24	3,753	3,656
4.05% 10/1/44	4,304	3,624
4.125% 6/1/48	9,771	8,250
5.1% 4/1/33	10,000	9,923
Georgia Power Co.:
3.25% 3/30/27	6,781	6,259
4.7% 5/15/32	4,000	3,804
Indiana Michigan Power Co. 3.25% 5/1/51	3,867	2,679
Interstate Power and Light Co.:
2.3% 6/1/30	11,051	9,046
3.25% 12/1/24	2,000	1,925
ITC Holdings Corp. 3.35% 11/15/27	2,000	1,843
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	13,726	12,094
1.9% 6/15/28	9,666	8,172
2.44% 1/15/32	13,630	10,795
2.94% 3/21/24	2,000	1,948
4.9% 2/28/28	3,500	3,458
5% 7/15/32	8,800	8,471
Northern States Power Co.:
2.6% 6/1/51	10,440	6,701
2.9% 3/1/50	9,483	6,437
3.4% 8/15/42	1,589	1,237
4.125% 5/15/44	3,575	3,049
NSTAR Electric Co.:
3.2% 5/15/27	6,076	5,662
4.95% 9/15/52	3,710	3,543
Oglethorpe Power Corp. 5.05% 10/1/48	2,000	1,751
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	25,429	22,699
3.1% 9/15/49	15,204	10,686
3.8% 9/30/47	7,733	6,294
Pacific Gas & Electric Co.:
3.15% 1/1/26	11,600	10,760
3.25% 6/1/31	4,833	3,944
3.45% 7/1/25	4,833	4,541
3.5% 6/15/25	9,666	9,162
4.2% 3/1/29	1,000	898
4.2% 6/1/41	24,166	18,141
4.55% 7/1/30	30,062	27,147
4.75% 2/15/44	967	757
5.45% 6/15/27	1,100	1,074
PacifiCorp:
3.6% 4/1/24	3,177	3,118
4.125% 1/15/49	10,692	8,865
4.15% 2/15/50	2,900	2,398
6% 1/15/39	4,919	5,136
PG&E Wildfire Recovery:
5.081% 6/1/43	1,000	984
5.099% 6/1/54	5,100	5,154
5.212% 12/1/49	11,120	11,072
Potomac Electric Power Co. 6.5% 11/15/37	3,024	3,316
PPL Capital Funding, Inc. 3.1% 5/15/26	6,356	5,945
PPL Electric Utilities Corp.:
3% 10/1/49	10,557	7,347
4.15% 10/1/45	2,780	2,323
Progress Energy, Inc. 6% 12/1/39	4,131	4,152
Public Service Co. of Colorado:
2.9% 5/15/25	8,737	8,271
3.8% 6/15/47	3,678	2,941
4.1% 6/1/32	2,000	1,883
4.1% 6/15/48	2,000	1,659
6.25% 9/1/37	2,000	2,165
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,071	6,919
3.15% 1/1/50	9,135	6,590
3.65% 9/1/42	2,244	1,806
4% 6/1/44	3,972	3,221
Puget Sound Energy, Inc. 4.3% 5/20/45	5,092	4,166
Southern California Edison Co.:
2.25% 6/1/30	7,198	5,920
2.95% 2/1/51	15,950	10,262
3.7% 8/1/25	2,000	1,921
4% 4/1/47	7,944	6,227
4.125% 3/1/48	5,606	4,454
5.85% 11/1/27	9,900	10,132
Southern Co.:
3.25% 7/1/26	10,737	10,011
3.7% 4/30/30	10,000	9,006
4.4% 7/1/46	5,814	4,785
5.15% 10/6/25	8,000	7,968
Southwestern Electric Power Co. 1.65% 3/15/26	10,000	8,944
Tampa Electric Co.:
4.45% 6/15/49	9,306	7,802
6.15% 5/15/37	4,972	5,105
Union Electric Co.:
3.9% 9/15/42	2,940	2,410
5.45% 3/15/53 (e)	5,900	5,899
Virginia Electric & Power Co.:
3.1% 5/15/25	3,177	3,028
3.3% 12/1/49	5,800	4,185
3.45% 2/15/24	2,185	2,143
3.8% 4/1/28	11,844	11,172
3.8% 9/15/47	6,522	5,055
4.2% 5/15/45	8,383	6,833
4.45% 2/15/44	2,185	1,880
4.6% 12/1/48	5,624	4,864
6% 5/15/37	1,589	1,654
Wisconsin Electric Power Co. 4.25% 6/1/44	3,734	3,044
Xcel Energy, Inc.:
3.35% 12/1/26	2,383	2,225
4% 6/15/28	1,900	1,797
4.6% 6/1/32	11,300	10,715
		885,293
Gas Utilities - 0.1%
Atmos Energy Corp.:
1.5% 1/15/31	2,000	1,553
5.45% 10/15/32	13,820	14,283
CenterPoint Energy Resources Corp.:
4% 4/1/28	7,400	7,041
4.4% 7/1/32	2,000	1,882
Dominion Gas Holdings LLC 2.5% 11/15/24	8,816	8,411
Piedmont Natural Gas Co., Inc. 3.5% 6/1/29	10,000	9,101
Southern California Gas Co. 2.6% 6/15/26	10,509	9,706
Southern Co. Gas Capital Corp. 3.95% 10/1/46	10,740	8,060
		60,037
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 4.75% 6/15/46	4,138	3,251
Exelon Generation Co. LLC:
3.25% 6/1/25	15,566	14,797
6.25% 10/1/39	2,000	2,058
		20,106
Multi-Utilities - 0.5%
Ameren Corp. 1.95% 3/15/27	8,995	7,922
Ameren Illinois Co.:
3.8% 5/15/28	1,500	1,423
4.5% 3/15/49	5,993	5,427
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	7,944	7,336
3.7% 7/15/30	7,954	7,311
3.8% 7/15/48	7,944	6,134
4.25% 10/15/50	6,859	5,675
4.5% 2/1/45	5,282	4,588
5.15% 11/15/43	6,144	5,809
CenterPoint Energy, Inc. 3.7% 9/1/49	4,833	3,658
CMS Energy Corp. 4.875% 3/1/44	3,972	3,571
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,272	1,769
4.45% 3/15/44	6,356	5,397
4.5% 5/15/58	7,530	6,247
4.65% 12/1/48	8,317	7,311
5.2% 3/1/33	30,000	30,003
5.5% 12/1/39	1,986	1,925
Consumers Energy Co.:
2.65% 8/15/52	9,956	6,327
3.5% 8/1/51	2,900	2,206
Delmarva Power & Light Co. 4% 6/1/42	3,177	2,519
Dominion Energy, Inc.:
3.375% 4/1/30	20,308	17,765
3.9% 10/1/25	10,247	9,913
4.35% 8/15/32	2,000	1,845
4.9% 8/1/41	1,589	1,398
DTE Energy Co.:
2.85% 10/1/26	4,766	4,374
3.8% 3/15/27	10,732	10,070
4.22% 11/1/24	6,090	5,956
NiSource, Inc.:
0.95% 8/15/25	10,826	9,761
1.7% 2/15/31	12,856	9,800
3.49% 5/15/27	6,076	5,676
3.95% 3/30/48	7,944	6,191
4.375% 5/15/47	3,797	3,174
4.8% 2/15/44	4,369	3,873
Public Service Enterprise Group, Inc. 2.45% 11/15/31	5,100	4,079
Puget Energy, Inc.:
3.65% 5/15/25	6,411	6,065
4.1% 6/15/30	11,406	10,241
San Diego Gas & Electric Co. 4.5% 8/15/40	795	718
Sempra Energy:
3.25% 6/15/27	4,846	4,469
3.8% 2/1/38	6,737	5,519
4% 2/1/48	17,508	13,577
6% 10/15/39	795	805
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (c)(d)	3,359	2,869
		260,696
Water Utilities - 0.1%
American Water Capital Corp.:
2.8% 5/1/30	2,000	1,729
2.95% 9/1/27	4,833	4,429
3.45% 6/1/29	4,833	4,382
4.45% 6/1/32	12,000	11,425
6.593% 10/15/37	5,173	5,605
		27,570
TOTAL UTILITIES		1,253,702
TOTAL NONCONVERTIBLE BONDS (Cost $16,557,399)		14,533,156

U.S. Government and Government Agency Obligations - 44.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.7%
Fannie Mae:
0.375% 8/25/25	28,421	25,556
0.5% 6/17/25	31,957	29,043
0.625% 4/22/25	33,907	31,049
0.75% 10/8/27	16,844	14,442
0.875% 8/5/30	40,385	32,041
1.625% 10/15/24	17,834	16,905
1.75% 7/2/24	22,928	21,932
1.875% 9/24/26	10,605	9,720
2.125% 4/24/26	3,177	2,958
2.625% 9/6/24	3,177	3,066
6.625% 11/15/30	9,666	11,203
Federal Home Loan Bank:
0.375% 9/4/25	7,170	6,452
0.5% 4/14/25	44,410	40,637
1.5% 8/15/24	3,935	3,737
2.5% 2/13/24	3,955	3,852
3.25% 11/16/28	18,830	17,903
5.5% 7/15/36	1,190	1,330
Freddie Mac:
0.25% 12/4/23	42,351	40,748
0.375% 7/21/25	20,972	18,930
0.375% 9/23/25	23,695	21,295
6.25% 7/15/32	6,116	7,096
6.75% 3/15/31	20,653	24,253
Tennessee Valley Authority:
0.75% 5/15/25	27,394	25,017
4.25% 9/15/65	5,896	5,241
5.25% 9/15/39	15,887	16,695
5.375% 4/1/56	4,286	4,628
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		435,729
U.S. Treasury Obligations - 43.4%
U.S. Treasury Bonds:
1.125% 5/15/40	286,912	181,595
1.125% 8/15/40	145,541	91,663
1.25% 5/15/50	23,148	12,841
1.375% 11/15/40	168,518	110,728
1.375% 8/15/50	65,948	37,801
1.625% 11/15/50	165,229	101,235
1.75% 8/15/41	185,755	128,723
1.875% 2/15/41	60,554	43,280
1.875% 2/15/51	176,269	115,085
1.875% 11/15/51	107,574	69,965
2% 11/15/41	67,944	49,108
2% 2/15/50	17,590	11,898
2% 8/15/51	360,300	242,175
2.25% 5/15/41	172,934	131,396
2.25% 8/15/46	50,830	36,675
2.25% 8/15/49	15,290	10,966
2.25% 2/15/52	109,990	78,424
2.375% 2/15/42	48,988	37,681
2.375% 11/15/49	186,821	137,766
2.375% 5/15/51	217,870	159,939
2.5% 2/15/45	80,939	61,833
2.5% 2/15/46	111,548	84,772
2.5% 5/15/46	110,361	83,861
2.75% 11/15/42	1,066	866
2.75% 8/15/47	78,639	62,515
2.75% 11/15/47	27,659	21,992
2.875% 5/15/43	89,344	73,911
2.875% 8/15/45	92,594	75,515
2.875% 11/15/46	97,649	79,565
2.875% 5/15/52	167,800	137,406
3% 11/15/44	77,013	64,417
3% 5/15/45	119,853	100,040
3% 11/15/45	16,313	13,599
3% 2/15/47	33,113	27,562
3% 5/15/47	37,396	31,141
3% 2/15/48	36,450	30,382
3% 8/15/52	402,000	337,931
3.125% 2/15/43	23,007	19,824
3.125% 8/15/44	72,478	61,977
3.125% 5/15/48	10,277	8,773
3.25% 5/15/42	271,300	239,793
3.375% 8/15/42	273,700	246,416
3.375% 5/15/44	147,527	131,575
3.375% 11/15/48	4,631	4,144
3.625% 8/15/43	65,327	60,823
3.625% 2/15/44	41,523	38,531
3.75% 11/15/43	35,570	33,708
3.875% 8/15/40	17,791	17,454
4% 11/15/42	195,000	192,227
4% 11/15/52	250,400	254,860
4.25% 5/15/39	6,384	6,576
4.25% 11/15/40	644	663
4.375% 2/15/38	20,955	21,949
4.375% 11/15/39	80	83
4.375% 5/15/40	6,355	6,629
4.375% 5/15/41	6,610	6,904
4.5% 2/15/36	20,270	21,639
4.5% 5/15/38	28,610	30,351
4.5% 8/15/39	4,450	4,719
4.625% 2/15/40	8,282	8,920
4.75% 2/15/41	4,765	5,209
5.375% 2/15/31	42,474	46,442
6.25% 5/15/30 (f)	48,578	55,214
U.S. Treasury Notes:
0.125% 1/15/24 (g)	146,940	140,701
0.25% 9/30/23	9,959	9,683
0.25% 3/15/24	80,400	76,443
0.25% 5/31/25	51,361	46,522
0.25% 6/30/25	291,695	263,688
0.25% 7/31/25	236,802	213,344
0.25% 9/30/25	174,616	156,541
0.25% 10/31/25	181,873	162,421
0.375% 11/30/25	352,530	314,908
0.375% 12/31/25	242,294	216,163
0.375% 1/31/26	13	11
0.375% 7/31/27	251,927	213,016
0.375% 9/30/27	49,874	41,947
0.5% 11/30/23	15	15
0.5% 3/31/25	430,431	394,450
0.5% 2/28/26	136,549	121,395
0.5% 10/31/27	354,566	299,193
0.625% 10/15/24	176,807	164,921
0.625% 7/31/26	184,631	162,655
0.625% 11/30/27	37,166	31,491
0.625% 12/31/27	42,643	36,047
0.625% 5/15/30	387,412	306,418
0.625% 8/15/30	30,689	24,136
0.75% 12/31/23	71	68
0.75% 11/15/24	266,502	248,315
0.75% 5/31/26	102,419	91,061
0.75% 8/31/26	301,288	265,910
0.875% 1/31/24	98,272	94,537
0.875% 6/30/26	74,538	66,432
0.875% 9/30/26	318,314	281,583
1% 12/15/24	410,627	383,279
1.125% 10/31/26	125,566	111,852
1.125% 2/28/27	163,063	144,355
1.125% 2/29/28	262,029	226,184
1.125% 8/31/28	64,238	54,760
1.25% 8/31/24	73,115	69,114
1.25% 11/30/26	60,243	53,812
1.25% 12/31/26	307,004	273,749
1.25% 5/31/28	78,201	67,534
1.25% 6/30/28	372,283	320,890
1.25% 8/15/31	366,124	296,804
1.375% 1/31/25	239,575	224,574
1.375% 8/31/26	46,589	42,076
1.375% 10/31/28	8,868	7,637
1.375% 12/31/28	106,427	91,436
1.5% 2/29/24	348,800	336,524
1.5% 9/30/24	66,647	63,132
1.5% 10/31/24	220,791	208,682
1.5% 11/30/24	94,437	89,069
1.5% 2/15/25	226,659	212,670
1.5% 8/15/26	104,698	95,022
1.5% 1/31/27	506,645	455,308
1.5% 11/30/28	41,895	36,283
1.5% 2/15/30	723,990	614,769
1.625% 2/15/26	0	0
1.625% 5/15/26	4,456	4,083
1.625% 11/30/26	45,785	41,535
1.625% 8/15/29	41,698	36,043
1.625% 5/15/31	30,670	25,784
1.75% 6/30/24	53,508	51,223
1.75% 7/31/24	179,586	171,427
1.75% 12/31/24 (g)	337,175	318,841
1.75% 3/15/25	8,800	8,279
1.75% 1/31/29	110,873	97,105
1.875% 6/30/26	21,678	20,003
1.875% 2/28/27	166,929	152,022
2% 4/30/24	46,461	44,817
2% 5/31/24	78,426	75,473
2% 6/30/24	77,711	74,593
2% 2/15/25	2,888	2,737
2% 8/15/25	28,708	26,976
2% 11/15/26	37,465	34,459
2.125% 2/29/24	41,799	40,579
2.125% 3/31/24	326,602	316,204
2.125% 7/31/24	9,917	9,518
2.125% 9/30/24	71,372	68,294
2.125% 11/30/24	43,800	41,764
2.125% 5/15/25	46,354	43,848
2.25% 12/31/23	2,328	2,273
2.25% 1/31/24	60,386	58,832
2.25% 4/30/24	144,770	140,070
2.25% 10/31/24	106,387	101,778
2.25% 11/15/24	68,258	65,283
2.25% 12/31/24	32,384	30,899
2.25% 11/15/25	84,400	79,467
2.25% 2/15/27	182,101	168,522
2.25% 8/15/27	337,064	309,862
2.25% 11/15/27	240,949	220,769
2.375% 2/29/24	96,660	94,066
2.375% 8/15/24	12,786	12,304
2.375% 3/31/29	92,700	84,013
2.375% 5/15/29	20,544	18,590
2.5% 4/30/24	164,800	159,875
2.5% 5/15/24	7,963	7,718
2.5% 1/31/25	27,780	26,603
2.5% 2/28/26	72,343	68,375
2.5% 3/31/27	5,000	4,663
2.625% 3/31/25	12,741	12,208
2.625% 12/31/25	106,891	101,638
2.625% 5/31/27	39,800	37,246
2.625% 2/15/29	56,726	52,219
2.625% 7/31/29	603,100	553,014
2.75% 2/15/24 (g)	130,482	127,556
2.75% 2/28/25	16,729	16,083
2.75% 5/15/25	39,400	37,767
2.75% 6/30/25	16,411	15,718
2.75% 4/30/27	243,000	228,714
2.75% 7/31/27	362,200	340,270
2.75% 2/15/28	102,640	96,033
2.75% 5/31/29	32,300	29,876
2.75% 8/15/32	1,227,886	1,115,841
2.875% 4/30/25	53,661	51,604
2.875% 5/31/25	95,918	92,178
2.875% 6/15/25	44,500	42,769
2.875% 5/15/28	139,625	131,106
2.875% 8/15/28	150,635	141,168
2.875% 4/30/29	33,500	31,231
2.875% 5/15/32	220,700	202,975
3% 6/30/24	70,800	68,886
3% 7/31/24	249,700	242,638
3% 7/15/25	461,100	443,971
3% 10/31/25	22,858	21,956
3.125% 8/15/25	250,700	242,023
3.125% 8/31/27	155,400	148,304
3.125% 11/15/28	19,870	18,835
3.125% 8/31/29	59,600	56,282
3.25% 8/31/24	42,800	41,698
3.25% 6/30/27	95,500	91,632
3.25% 6/30/29	36,500	34,735
3.5% 9/15/25	178,800	174,100
3.5% 1/31/28 (g)	414,100	401,515
3.5% 1/31/30	125,900	121,592
3.5% 2/15/33	119,500	115,560
3.875% 1/15/26 (f)(g)	187,800	184,572
3.875% 11/30/27	166,800	164,422
3.875% 12/31/27	234,000	230,493
3.875% 9/30/29	73,200	72,216
3.875% 11/30/29	51,600	50,939
3.875% 12/31/29	36,600	36,154
4% 12/15/25	333,700	329,242
4% 10/31/29	154,800	153,887
4.125% 1/31/25 (g)	107,400	106,003
4.125% 9/30/27	282,400	280,922
4.125% 10/31/27	396,200	394,219
4.25% 12/31/24	3,000	2,966
4.25% 10/15/25	224,000	222,119
4.375% 10/31/24	99,100	98,171
4.5% 11/30/24	7,100	7,049
4.5% 11/15/25	200,500	200,163
4.625% 2/28/25	157,300	156,796
TOTAL U.S. TREASURY OBLIGATIONS		25,256,028
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,375,250)		25,691,757

U.S. Government Agency - Mortgage Securities - 27.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 11.5%
12 month U.S. LIBOR + 1.510% 3.788% 11/1/34 (c)(d)	1,537	1,548
12 month U.S. LIBOR + 1.640% 2.533% 4/1/41 (c)(d)	355	359
12 month U.S. LIBOR + 1.880% 3.944% 11/1/34 (c)(d)	128	129
1.5% 8/1/31 to 11/1/51	465,818	382,268
2% 5/1/23 to 2/1/52	2,334,924	1,951,722
2.5% 7/1/26 to 7/1/52	1,583,001	1,366,131
3% 3/1/26 to 10/1/52	1,162,097	1,045,961
3.5% 6/1/25 to 12/1/52	748,139	694,810
4% 5/1/24 to 1/1/53	676,396	643,855
4% 11/1/41	7	6
4.5% to 4.5% 3/1/23 to 1/1/53	282,341	275,069
5% 3/1/23 to 1/1/53	190,280	188,386
5.5% 7/1/23 to 2/1/53	64,063	64,763
6% to 6% 11/1/32 to 12/1/52	67,551	68,592
6.5% 7/1/24 to 6/1/40	3,855	4,032
TOTAL FANNIE MAE		6,687,631
Freddie Mac - 8.5%
12 month U.S. LIBOR + 1.940% 4.098% 9/1/37 (c)(d)	141	143
U.S. TREASURY 1 YEAR INDEX + 1.710% 2.243% 3/1/36 (c)(d)	1,369	1,367
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.337% 12/1/35 (c)(d)	518	525
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.442% 3/1/35 (c)(d)	243	245
1.5% 7/1/35 to 2/1/52	500,262	408,742
2% 6/1/23 to 4/1/52	1,704,417	1,408,312
2% 9/1/35	7,714	6,878
2% 10/1/35	50,370	44,913
2.5% 2/1/27 to 6/1/52	1,487,468	1,276,139
3% 10/1/26 to 10/1/52	638,073	572,293
3% 8/1/47	158	142
3.5% 9/1/25 to 11/1/52	465,118	431,224
3.5% 8/1/47	167	155
3.5% 9/1/47	100	93
3.5% 9/1/47	7,479	6,971
3.5% 10/1/48	292	270
4% 9/1/24 to 11/1/52	244,151	232,583
4.5% 5/1/23 to 1/1/53	272,243	263,733
5% 4/1/23 to 3/1/53	135,074	133,222
5.5% 5/1/23 to 3/1/53	113,073	113,229
6% 4/1/32 to 1/1/53	11,487	11,633
6.5% 8/1/36 to 12/1/37	70	73
TOTAL FREDDIE MAC		4,912,885
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	43	40
2.5% 12/1/31	3	3
2.5% 1/1/32	28	26
2.5% 2/1/32	55	51
TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		120
Ginnie Mae - 5.8%
3.5% 10/15/40 to 9/20/52	499,429	465,337
4% 1/15/25 to 2/20/53	343,738	327,421
5% 1/20/39 to 12/20/52	98,568	97,935
1.5% 10/20/43 to 3/20/52	11,386	9,111
2% 10/20/50 to 8/20/52	837,190	704,716
2% 3/1/53 (e)	35,100	29,420
2.5% 10/20/42 to 6/20/52	888,109	771,667
2.5% 3/1/53 (e)	38,000	32,861
3% 4/15/42 to 6/20/52	655,920	591,628
3% 3/1/53 (e)	6,200	5,531
3% 3/1/53 (e)	4,150	3,702
3% 3/1/53 (e)	18,700	16,681
3.5% 3/1/53 (e)	20,900	19,211
4.5% to 4.5% 3/20/33 to 11/20/52	219,756	214,231
5% 3/1/53 (e)	24,300	24,018
5.5% 10/20/32 to 12/20/52	24,898	25,119
5.5% 3/1/53 (e)	25,200	25,287
6% to 6% 5/20/34 to 12/15/40	2,961	3,062
6% 3/1/53 (e)	26,400	26,778
6.5% 8/20/36 to 1/15/39	561	589
TOTAL GINNIE MAE		3,394,305
Uniform Mortgage Backed Securities - 1.8%
1.5% 3/1/53 (e)	22,500	17,373
2% 3/1/38 (e)	60,800	53,961
2% 3/1/53 (e)	134,450	109,476
2% 3/1/53 (e)	26,900	21,903
2% 3/1/53 (e)	288,900	235,238
2% 3/1/53 (e)	73,600	59,929
2% 4/1/53 (e)	221,300	180,411
2.5% 3/1/53 (e)	42,400	35,921
2.5% 3/1/53 (e)	43,800	37,107
2.5% 3/1/53 (e)	68,700	58,202
2.5% 4/1/53 (e)	14,350	12,169
3% 3/1/53 (e)	15,400	13,545
3% 3/1/53 (e)	29,900	26,299
3.5% 3/1/53 (e)	28,200	25,675
4% 3/1/53 (e)	50,200	47,086
4.5% 3/1/53 (e)	24,500	23,588
5% 3/1/53 (e)	16,500	16,214
5.5% 3/1/53 (e)	29,500	29,448
6% 3/1/53 (e)	27,300	27,621
6.5% 3/1/53 (e)	32,000	32,772
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,063,938
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $18,263,187)		16,058,879

Asset-Backed Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	8,197	7,468
1.39% 7/15/30	13,710	11,581
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	5,000	4,969
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	18,410	17,783
Series 2022-3 Class A2A, 3.97% 4/15/27	25,810	25,219
Citibank Credit Card Issuance Trust:
Series 2007-A3 Class A3, 6.15% 6/15/39	3,435	3,755
Series 2013-A9 Class A9, 3.72% 9/8/25	3,713	3,681
Series 2018-A7 Class A7, 3.96% 10/13/30	12,808	12,331
Discover Card Execution Note Trust Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,497
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	15,132	15,124
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	12,894	12,519
Hyundai Auto Receivables Trust 3.72% 11/16/26	17,422	16,987
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	7,419	7,356
TOTAL ASSET-BACKED SECURITIES (Cost $146,763)		140,270

Commercial Mortgage Securities - 1.7%
	Principal Amount (a) (000s)	Value ($) (000s)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	15,321	14,707
Series 2020-BN25 Class A5, 2.649% 1/15/63	13,398	11,408
Series 2020-BN28 Class A4, 1.844% 3/15/63	33,272	26,365
Series 2021-BN35 Class A5, 2.285% 6/15/64	16,433	13,308
Series 2022-BNK39 Class A4, 2.928% 2/15/55	6,000	5,061
Series 2022-BNK41 Class A4, 3.79% 4/15/65 (c)	27,916	25,404
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A5, 2.322% 9/15/54	20,928	16,926
Series 2021-C9 Class A5, 2.299% 2/15/54	7,000	5,705
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	13,581	10,808
Series 2021-B24 Class A5, 2.5843% 3/15/54	20,299	16,768
Series 2019-B12 Class A5, 3.1156% 8/15/52	21,039	18,617
Series 2019-B9 Class A5, 4.0156% 3/15/52	18,628	17,438
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	9,440	8,239
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	23,932	23,171
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,038	8,567
Series 2015-P1 Class A5, 3.717% 9/15/48	4,659	4,449
Series 2016-C1 Class A4, 3.209% 5/10/49	14,743	13,753
Series 2016-P4 Class A4, 2.902% 7/10/49	17,079	15,694
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class A4, 3.213% 3/10/46	751	750
Series 2015-CR22 Class A5, 3.309% 3/10/48	15,430	14,702
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	9,981	9,536
Series 2019-C17:
Class A4, 2.7628% 9/15/52	14,978	12,866
Class A5, 3.0161% 9/15/52	14,978	13,008
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	12,674	11,833
Series 2020-K104 Class A2, 2.253% 1/25/30	59,506	51,534
Series 2020-K116 Class A2, 1.378% 7/25/30	50,584	40,620
Series 2020-K117 Class A2, 1.406% 8/25/30	25,809	20,726
Series 2020-K118 Class A2, 1.493% 9/25/30	12,257	9,885
Series 2020-K121 Class A2, 1.547% 10/25/30	17,206	13,891
Series 2021-K125 Class A2, 1.846% 1/25/31	6,670	5,486
Series 2021-K126 Class A2, 2.074% 1/25/31	9,492	7,953
Series 2021-K130 Class A2, 1.723% 6/25/31	8,168	6,609
Series 2021-K136 Class A2, 2.127% 11/25/31	22,339	18,526
Series 2022-151 Class A2:
3.78% 11/25/32	30,500	28,824
3.8% 10/25/32	4,000	3,786
Series 2022-K145 Class A2, 2.58% 5/25/32	6,900	5,912
Series 2023-K-153 Class A2, 3.82% 12/25/32	15,000	14,222
Series K034 Class A2, 3.531% 7/25/23	6,818	6,769
Series K080 Class A2, 3.926% 7/25/28	13,178	12,770
Series 2017-K064 Class A2, 3.224% 3/25/27	13,702	12,975
Series 2017-K068 Class A2, 3.244% 8/25/27	18,911	17,871
Series 2017-K727 Class A2, 2.946% 7/25/24	18,300	17,788
Series 2018-K730 Class A2, 3.59% 1/25/25	29,571	28,773
Series 2019-K094 Class A2, 2.903% 6/25/29	40,856	37,193
Series 2019-K1510 Class A2, 3.718% 1/25/31	11,797	11,145
Series 2021-K123 Class A2, 1.621% 12/25/30	22,648	18,358
Series K036 Class A2, 3.527% 10/25/23	7,109	7,031
Series K046 Class A2, 3.205% 3/25/25	26,452	25,475
Series K047 Class A2, 3.329% 5/25/25	3,066	2,956
Series K053 Class A2, 2.995% 12/25/25	5,649	5,375
Series K056 Class A2, 2.525% 5/25/26	16,483	15,393
Series K062 Class A1, 3.032% 9/25/26	7,780	7,543
Series K079 Class A2, 3.926% 6/25/28	6,181	5,993
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	11,445	10,995
Series 2020-GC45 Class A5, 2.9106% 2/13/53	36,094	31,221
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	26,809	26,115
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,586	7,374
Series 2014-C24 Class A5, 3.6385% 11/15/47	20,704	19,933
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,149	6,803
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	11,696	11,167
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,132	11,940
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	25,720	22,367
Series 2019-C54 Class A4, 3.146% 12/15/52	1,837	1,617
Series 2018-C48 Class A5, 4.302% 1/15/52	15,529	14,759
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	12,719	10,797
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	11,478	11,020
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,094,325)		966,573

Municipal Securities - 0.5%
	Principal Amount (a) (000s)	Value ($) (000s)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,725	10,495
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	3,750	4,471
Series 2010 S1, 7.043% 4/1/50	5,635	7,243
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	19,660	25,125
Series 2010, 7.6% 11/1/40	10,305	13,294
Series 2018, 3.5% 4/1/28	10,235	9,664
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	6,750	4,710
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	7,250	8,413
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,095	5,560
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	12,565	8,670
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	1,850	1,442
Series 2021 C, 2.843% 11/1/46	11,600	8,641
Series 2022 A, 4.507% 11/1/51	4,485	4,184
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	5,025	4,080
3.293% 6/1/42	2,435	1,818
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	2,955	2,164
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	21,745	21,369
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,035	5,963
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,505	9,440
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	3,800	4,215
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,750	3,053
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	4,445	3,462
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	6,815	5,082
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	967	1,041
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,734	4,682
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	11,375	9,786
4.131% 6/15/42	11,375	9,517
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,170	8,074
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,520	8,758
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	4,895	5,259
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	16,190	12,589
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,115	4,121
Series 2010 164, 5.647% 11/1/40	4,135	4,409
Series 225, 3.175% 7/15/60	18,365	12,909
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,495	3,737
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,015	5,512
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	8,986	9,094
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	10,465	7,361
3.256% 5/15/60	10,635	7,363
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	795	859
Series 2015 AP, 3.931% 5/15/45	2,970	2,688
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,775	3,044
Series 2021 B, 2.584% 11/1/51	1,885	1,258
TOTAL MUNICIPAL SECURITIES (Cost $346,661)		294,619

Foreign Government and Government Agency Obligations - 1.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Alberta Province:
1% 5/20/25	28,032	25,727
3.3% 3/15/28	7,930	7,503
British Columbia Province 2.25% 6/2/26	18,944	17,572
Chilean Republic:
2.55% 7/27/33	24,746	19,399
3.125% 1/21/26	1,000	952
3.24% 2/6/28	9,215	8,517
3.625% 10/30/42	10,385	7,930
3.86% 6/21/47	4,931	3,873
Export Development Canada 2.625% 2/21/24	9,260	9,018
Hungarian Republic:
5.75% 11/22/23	2,498	2,497
7.625% 3/29/41	5,792	6,487
Indonesian Republic:
2.85% 2/14/30	27,839	24,538
3.5% 2/14/50	21,266	15,801
Israeli State:
3.25% 1/17/28	11,430	10,673
3.375% 1/15/50	23,561	17,382
Italian Republic:
2.375% 10/17/24	5,000	4,723
2.875% 10/17/29	21,266	17,961
4% 10/17/49	4,800	3,506
Jordanian Kingdom 3% 6/30/25	2,059	1,969
Manitoba Province 3.05% 5/14/24	1,192	1,161
Ontario Province:
0.625% 1/21/26	2,030	1,807
1.125% 10/7/30	19,052	15,101
2.3% 6/15/26	11,337	10,507
2.5% 4/27/26	3,972	3,711
3.05% 1/29/24	9,260	9,072
Panamanian Republic:
3.16% 1/23/30	14,972	12,832
3.75% 3/16/25	3,260	3,147
4.3% 4/29/53	4,663	3,358
4.5% 4/16/50	10,235	7,659
4.5% 4/1/56	15,853	11,551
6.4% 2/14/35	7,870	8,088
Peruvian Republic:
1.862% 12/1/32	19,951	14,456
2.392% 1/23/26	3,867	3,592
2.78% 12/1/60	3,287	1,889
2.844% 6/20/30	12,979	10,949
3.55% 3/10/51	14,983	10,617
4.125% 8/25/27	11,485	11,096
6.55% 3/14/37	2,443	2,598
7.35% 7/21/25	3,867	4,067
Philippine Republic:
1.648% 6/10/31	14,500	11,167
2.65% 12/10/45	18,269	12,197
3% 2/1/28	15,092	13,867
3.95% 1/20/40	12,692	10,599
4.2% 1/21/24	4,087	4,047
5.17% 10/13/27	6,800	6,860
6.375% 10/23/34	8,242	8,943
Polish Government:
3.25% 4/6/26	5,243	4,967
4% 1/22/24	28,744	28,345
Quebec Province:
1.5% 2/11/25	22,909	21,443
2.5% 4/20/26	9,329	8,739
2.75% 4/12/27	10,154	9,468
2.875% 10/16/24	1,648	1,589
United Mexican States:
3.25% 4/16/30	10,605	9,208
3.5% 2/12/34	32,290	26,219
4.28% 8/14/41	34,799	27,780
4.35% 1/15/47	11,447	8,816
4.5% 1/31/50	7,346	5,766
4.6% 1/23/46	4,766	3,821
4.6% 2/10/48	13,941	11,099
4.75% 3/8/44	7,704	6,389
5.55% 1/21/45	3,111	2,868
6.05% 1/11/40	3,812	3,792
Uruguay Republic:
4.125% 11/20/45	3,773	3,398
4.375% 10/27/27	967	961
4.375% 1/23/31	12,587	12,253
4.975% 4/20/55	9,319	8,918
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $756,756)		626,805

Supranational Obligations - 0.8%
	Principal Amount (a) (000s)	Value ($) (000s)
African Development Bank 0.875% 7/22/26	12,141	10,726
Asian Development Bank:
0.375% 9/3/25	31,972	28,704
0.5% 2/4/26	17,689	15,715
0.75% 10/8/30	15,466	12,031
1.5% 10/18/24	17,883	16,897
2% 4/24/26	5,004	4,627
2.5% 11/2/27	5,321	4,903
2.625% 1/30/24	11,946	11,652
2.625% 1/12/27	5,164	4,831
2.75% 1/19/28	29,894	27,876
European Investment Bank:
0.75% 9/23/30	22,088	17,328
0.875% 5/17/30	5,299	4,230
1.25% 2/14/31	9,586	7,773
1.875% 2/10/25	2,383	2,251
2.25% 6/24/24	17,965	17,310
2.375% 5/24/27	3,177	2,935
2.5% 10/15/24	4,548	4,376
3.125% 12/14/23	10,963	10,789
3.25% 1/29/24	1,589	1,561
Inter-American Development Bank:
0.625% 7/15/25	17,588	15,996
0.875% 4/20/26	40,212	35,893
1.75% 3/14/25	14,635	13,755
2% 6/2/26	3,177	2,925
2.125% 1/15/25	1,454	1,382
2.25% 6/18/29	15,187	13,488
2.375% 7/7/27	5,346	4,923
3% 10/4/23	2,840	2,801
4.375% 1/24/44	6,926	6,842
International Bank for Reconstruction & Development:
0.375% 7/28/25	20,783	18,766
0.5% 10/28/25	26,222	23,540
0.75% 8/26/30	13,146	10,237
0.875% 5/14/30	16,078	12,754
1.25% 2/10/31	14,403	11,612
1.5% 8/28/24	15,743	14,934
1.625% 1/15/25	14,127	13,309
1.875% 10/27/26	3,781	3,447
2.5% 3/19/24	3,019	2,932
2.5% 11/25/24	4,528	4,343
2.5% 7/29/25	3,010	2,862
2.5% 3/29/32	28,960	25,541
International Finance Corp. 0.75% 8/27/30	8,767	6,854
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $512,336)		455,651

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Bank of America NA 6% 10/15/36	4,075	4,219
Citibank NA 3.65% 1/23/24	19,859	19,570
Citizens Bank NA:
2.25% 4/28/25	10,391	9,713
3.75% 2/18/26	10,723	10,249
Discover Bank 3.45% 7/27/26	10,127	9,428
KeyBank NA:
3.9% 4/13/29	1,400	1,260
4.9% 8/8/32	2,000	1,882
Truist Bank:
2.636% 9/17/29 (c)	9,000	8,480
3.3% 5/15/26	6,037	5,656
3.8% 10/30/26	2,573	2,428
U.S. Bank NA, Cincinnati 3.4% 7/24/23	7,944	7,887
TOTAL BANK NOTES (Cost $83,972)		80,772

Money Market Funds - 2.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (h)	773,974,352	774,129
Fidelity Securities Lending Cash Central Fund 4.63% (h)(i)	781,618,716	781,697
TOTAL MONEY MARKET FUNDS (Cost $1,555,826)		1,555,826

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $67,692,475)	60,404,308
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(2,224,437)
NET ASSETS - 100.0%	58,179,871

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Uniform Mortgage Backed Securities
2% 3/1/53	(35,100)	(28,580)
2% 3/1/53	(221,300)	(180,195)
2.5% 3/1/53	(14,350)	(12,157)
2.5% 3/1/53	(38,000)	(32,193)

TOTAL TBA SALE COMMITMENTS (Proceeds $253,910)		(253,125)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,904,000 or 0.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $22,939,000.

(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	292,425	4,158,017	3,676,313	3,805	-	-	774,129	1.8%
Fidelity Securities Lending Cash Central Fund 4.63%	343,250	4,300,709	3,862,262	583	-	-	781,697	2.5%
Total	635,675	8,458,726	7,538,575	4,388	-	-	1,555,826

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	14,533,156	-	14,533,156	-

U.S. Government and Government Agency Obligations	25,691,757	-	25,691,757	-

U.S. Government Agency - Mortgage Securities	16,058,879	-	16,058,879	-

Asset-Backed Securities	140,270	-	140,270	-

Commercial Mortgage Securities	966,573	-	966,573	-

Municipal Securities	294,619	-	294,619	-

Foreign Government and Government Agency Obligations	626,805	-	626,805	-

Supranational Obligations	455,651	-	455,651	-

Bank Notes	80,772	-	80,772	-

Money Market Funds	1,555,826	1,555,826	-	-
Total Investments in Securities:	60,404,308	1,555,826	58,848,482	-
Other Financial Instruments:

TBA Sale Commitments	(253,125)	-	(253,125)	-
Total Other Financial Instruments:	(253,125)	-	(253,125)	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $764,097) - See accompanying schedule:
Unaffiliated issuers (cost $66,136,649)	$58,848,482
Fidelity Central Funds (cost $1,555,826)	1,555,826

Total Investment in Securities (cost $67,692,475)		$60,404,308
Receivable for investments sold		427,223
Receivable for TBA sale commitments		253,910
Receivable for fund shares sold		69,334
Interest receivable		315,430
Distributions receivable from Fidelity Central Funds		1,533
Other receivables		506
Total assets		61,472,244
Liabilities
Payable for investments purchased
Regular delivery	$884,473
Delayed delivery	1,312,226
TBA sale commitments, at value	253,125
Payable for fund shares redeemed	50,803
Distributions payable	7,826
Accrued management fee	1,217
Other payables and accrued expenses	1,006
Collateral on securities loaned	781,697
Total Liabilities		3,292,373
Net Assets		$58,179,871
Net Assets consist of:
Paid in capital		$66,014,704
Total accumulated earnings (loss)		(7,834,833)
Net Assets		$58,179,871
Net Asset Value , offering price and redemption price per share ($58,179,871 ÷ 5,711,418 shares)		$10.19

Statement of Operations
Amounts in thousands		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$786,112
Income from Fidelity Central Funds (including $583 from security lending)		4,388
Total Income		790,500
Expenses
Management fee	$6,841
Independent trustees' fees and expenses	105
Total expenses before reductions	6,946
Expense reductions	(4)
Total expenses after reductions		6,942
Net Investment income (loss)		783,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(230,787)
Total net realized gain (loss)		(230,787)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,797,834)
TBA Sale commitments	(2,663)
Total change in net unrealized appreciation (depreciation)		(1,800,497)
Net gain (loss)		(2,031,284)
Net increase (decrease) in net assets resulting from operations		$(1,247,726)
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$783,558	$1,185,438
Net realized gain (loss)	(230,787)	(472,301)
Change in net unrealized appreciation (depreciation)	(1,800,497)	(7,735,016)
Net increase (decrease) in net assets resulting from operations	(1,247,726)	(7,021,879)
Distributions to shareholders	(738,895)	(1,305,021)
Share transactions
Proceeds from sales of shares	11,716,413	25,027,315
Reinvestment of distributions	692,314	1,228,470
Cost of shares redeemed	(7,818,766)	(22,196,653)
Net increase (decrease) in net assets resulting from share transactions	4,589,961	4,059,132
Total increase (decrease) in net assets	2,603,340	(4,267,768)

Net Assets
Beginning of period	55,576,531	59,844,299
End of period	$58,179,871	$55,576,531

Other Information
Shares
Sold	1,144,381	2,219,444
Issued in reinvestment of distributions	67,933	107,973
Redeemed	(766,433)	(1,966,022)
Net increase (decrease)	445,881	361,395

Financial Highlights
Fidelity® U.S. Bond Index Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$12.20	$12.57	$12.08	$11.26	$11.71
Income from Investment Operations
Net investment income (loss) A,B	.144	.236	.222	.291	.328	.302
Net realized and unrealized gain (loss)	(.368)	(1.626)	(.245)	.481	.813	(.445)
Total from investment operations	(.224)	(1.390)	(.023)	.772	1.141	(.143)
Distributions from net investment income	(.136)	(.230)	(.224)	(.282)	(.321)	(.300)
Distributions from net realized gain	-	(.030)	(.123)	-	-	(.007)
Total distributions	(.136)	(.260)	(.347)	(.282)	(.321)	(.307)
Net asset value, end of period	$10.19	$10.55	$12.20	$12.57	$12.08	$11.26
Total Return C,D	(2.11)%	(11.52)%	(.17)%	6.48%	10.33%	(1.22)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.02% H	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03% G	.02% H	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03% G	.02% H	.02%	.03%	.03%	.03%
Net investment income (loss)	2.84% G	2.08%	1.81%	2.38%	2.87%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$58,180	$55,577	$59,844	$55,526	$44,339	$20,283
Portfolio turnover rate I	29% G	50% J	76%	59% J	35% J	43%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023
( Amounts in thousands except percentages)

1.   Organization.
Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity U.S. Bond Index Fund	$505

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$57,892
Gross unrealized depreciation	(7,272,827)
Net unrealized appreciation (depreciation)	$(7,214,935)
Tax cost	$67,620,028

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(251,037)
Long-term	(102,330)
Total capital loss carryforward	$(353,367)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Bond Index Fund	4,869,635	3,408,948
5.   Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of average net assets. This expense contract will remain in place through October 31, 2022.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity U.S. Bond Index Fund	170,078	(109,302)	1,852,154

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity U.S. Bond Index Fund	33
6.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Bond Index Fund	$63	$-	$-
8.   Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.
9.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® U.S. Bond Index Fund	.03%
Actual		$ 1,000	$ 978.90	$ .15
Hypothetical- B		$ 1,000	$ 1,024.65	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high-quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board considered that effective August 1, 2017, the fund's management fee rate was reduced from 0.03% to 0.025%. The Board considered that the chart below reflects the fund's lower management fee rates for 2017, as if the lower fee rate was in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate. The Board also considered other expenses such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees paid by FMR under the unitary fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.025%. These contractual arrangements terminate on October 31, 2023 and may not be amended to increase the fees or expenses payable by the fund except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.925933.111
UII-UDV-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 20, 2023